UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2022

Item 1. Reports to Stockholders.

Annual Report

JULY 31, 2022

	Investor	Service
Access Flex Bear High Yield ProFund	AFBIX	AFBSX
Access Flex High Yield ProFund	FYAIX	FYASX
Banks UltraSector ProFund	BKPIX	BKPSX
Basic Materials UltraSector ProFund	BMPIX	BMPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bitcoin Strategy ProFund	BTCFX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Goods UltraSector ProFund	CNPIX	CNPSX
Consumer Services UltraSector ProFund	CYPIX	CYPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas UltraSector ProFund	ENPIX	ENPSX
Oil Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Bitcoin Strategy ProFund	BITIX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Oil & Gas ProFund	SNPIX	SNPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Table of Contents

1	Message from the Chairman
3	Management Discussion of Fund Performance
73	Expense Examples

Schedules of Portfolio Investments
80	Access Flex Bear High Yield ProFund
81	Access Flex High Yield ProFund
82	Banks UltraSector ProFund
84	Basic Materials UltraSector ProFund
86	Bear ProFund
87	Biotechnology UltraSector ProFund
89	Bitcoin Strategy ProFund
90	Bull ProFund
92	Communication Services UltraSector ProFund
94	Consumer Goods UltraSector ProFund
97	Consumer Services UltraSector ProFund
100	Europe 30 ProFund
101	Falling U.S. Dollar ProFund
102	Financials UltraSector ProFund
106	Health Care UltraSector ProFund
109	Industrials UltraSector ProFund
113	Internet UltraSector ProFund
115	Large-Cap Growth ProFund
119	Large-Cap Value ProFund
125	Mid-Cap Growth ProFund
129	Mid-Cap ProFund
136	Mid-Cap Value ProFund
141	Nasdaq-100 ProFund
144	Oil & Gas UltraSector ProFund
146	Oil Equipment & Services UltraSector ProFund
148	Pharmaceuticals UltraSector ProFund
150	Precious Metals UltraSector ProFund
152	Real Estate UltraSector ProFund
155	Rising Rates Opportunity ProFund
156	Rising Rates Opportunity 10 ProFund
157	Rising U.S. Dollar ProFund
158	Semiconductor UltraSector ProFund
160	Short Bitcoin Strategy ProFund
161	Short Nasdaq-100 ProFund
162	Short Oil & Gas ProFund
163	Short Precious Metals ProFund
164	Short Real Estate ProFund
165	Short Small-Cap ProFund
166	Small-Cap Growth ProFund
172	Small-Cap ProFund
175	Small-Cap Value ProFund
182	Technology UltraSector ProFund
186	Telecommunications UltraSector ProFund
188	UltraBear ProFund
189	UltraBull ProFund
192	UltraChina ProFund
194	UltraDow 30 ProFund
196	UltraEmerging Markets ProFund
198	UltraInternational ProFund
199	UltraJapan ProFund
200	UltraLatin America ProFund
202	UltraMid-Cap ProFund
209	UltraNasdaq-100 ProFund
212	UltraShort China ProFund
213	UltraShort Dow 30 ProFund
214	UltraShort Emerging Markets ProFund
215	UltraShort International ProFund
216	UltraShort Japan ProFund
217	UltraShort Latin America ProFund
218	UltraShort Mid-Cap ProFund
219	UltraShort Nasdaq-100 ProFund
220	UltraShort Small-Cap ProFund
221	UltraSmall-Cap ProFund
224	U.S. Government Plus ProFund
225	Utilities UltraSector ProFund
227	Statements of Assets and Liabilities
245	Statements of Operations
263	Statements of Changes in Net Assets
293	Consolidated Statements of Cash Flows
295	Financial Highlights
331	Notes to Financial Statements
373	Report of Independent Registered Public Accounting Firm
375	Trustees and Executive Officers

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Message from the Chairman

Dear Shareholder:

During these times of geopolitical and economic uncertainty, I want to reaffirm ProFunds' commitment to providing you, our investors, with innovative products and services to help you meet your investment objectives. ProFunds remains focused on ensuring the effective management of our funds for investors, and below is our ProFunds Annual Report to shareholders for the 12 months ended July 31, 2022.

After a Strong Year, Volatility Returned to Equity Markets Amid Growing Pressures

Buoyed by the federal stimulus packages, near-zero interest rates, robust rollout of the COVID-19 vaccines, and strong corporate earnings, stocks generally rose through the second half of 2021. September saw a brief slump, but equity markets rallied again throughout late 2021, as a 6.9% hike in real GDP for the fourth quarter and other data demonstrated overall robust economic performance despite the emergence of the new Omicron variant. The markets ended 2021 with the S&P 500 rising 28.7% for the year and clocking in its third-best yearly performance of the century.

U.S. stocks reversed course in early 2022, as volatility returned amid mounting inflationary pressures, rising interest rates, tightening monetary policy, and Russia's invasion of Ukraine. By mid-year, the S&P 500 was down more than 20% from its January peak and had entered bear market territory for the first time since the World Health Organization's official declaration of a global pandemic in March 2020. With the notable exception of commodities like oil and gas, whose prices surged following sanctions against Russia, nearly all asset classes experienced selloffs through the end of the period. For example, tech-sector-heavy Nasdaq-100 sunk more than 20% during the second quarter alone.

Inflation has been concerning throughout 2022, with the consumer price index rising by 9.1% in June, a 40-year high, according to the U.S. Bureau of Labor Statistics. In July, the inflation rate dropped to 8.5%, due, in large part, to a decline in gas prices. Accordingly, investors have kept a close watch on the U.S. Federal Reserve Bank, which raised interest rates by 25 basis points in March, 50 basis points in May, 75 basis points in June, and 75 basis points in July. This brought the benchmark rate to a range of 2.25%-2.5% in the largest and fastest rate hikes since the 1980s. In his semiannual report to Congress in June, Fed Chairman Jerome Powell noted the Fed's strong commitment to bringing inflation back to the central bank's longer-run goal of 2%, leading some investors to worry about recession. In July, the Federal Open Market Committee reaffirmed its commitment to this goal.

Over the 12-month reporting period, the S&P 500® dropped 4.6%, the S&P MidCap 400® declined 5.7%, and the Russell 2000® Index lost 14.3%. The Nasdaq-100 Index® declined 12.8%, while the Dow® shed 4.1%. Among the Dow Jones Sector and Industry Indices, oil & gas (65.7%) and utilities (15.3%) rose. The biggest laggards were consumer services (-20%) and technology (-12.5%), with industrials, financials and telecom also declining by over 5%.

1

International Equities Decline

International developed market equities followed a similar pattern to the United States, rising in the second half of 2021 before dropping after Russia's invasion of Ukraine. Emerging markets, however, generally declined throughout the 12 months, driven by a selloff in China amid a regulatory crackdown. Most major international indexes posted negative returns over the reporting period: The MSCI EAFE Index®, which tracks developed markets outside North America, fell 14.3%. The ProFunds Europe 30 Index® dropped 7.5%, while S&P/BNY Mellon Emerging 50 ADR Index (USD) dropped 23.1%. Latin American stocks lost 5.2%, as measured by the S&P/BNY Mellon Latin America 35 ADR Index (USD).

Bond Markets Struggle as Treasury Yields Steepen

U.S. Treasury yields, which move opposite to bond prices, rose in the latter half of 2021 amid rising inflation concerns and tightening monetary policy. In 2022, the Fed's aggressive tightening led to one of the worst selloffs on record for the U.S. Treasury market. The U.S. 10-year and 2-year Treasury Yields rose from 1.5% to nearly 3%, and from 0.7% to 2.9%, respectively, in the first six months of 2022. Over the 12-month reporting period, the Ryan Labs Treasury 30-Year and 10-Year Indexes lost 24.4% and 12%, respectively. The U.S. dollar gained 11.1%, based on the Bloomberg Dollar Spot Index.

ProFunds Launches the Industry's First Short Bitcoin-Linked Mutual Fund and New Website

ProFunds investors were presented with significant opportunities for growth in the first half of the period. As interest rates rose in 2022 and the global economy reckoned with the invasion of Ukraine, investors had opportunities for gain by focusing on funds designed to outperform in environments marked by volatility and rising rates. Over the period, ProFunds also saw positive net flows into U.S. dollar, Treasury and money-market investments.

Following last year's launch of the Bitcoin Strategy ProFund (BTCFX) in July 2021, ProFunds launched the Short Bitcoin Strategy ProFund (BITIX) on June 21, 2022. As the industry's first short bitcoin-linked mutual fund, BITIX provides investors with an opportunity to potentially profit from a decline in the daily price of bitcoin or hedge their cryptocurrency exposure. In addition to launching BITIX, the company undertook a complete redesign of ProFunds.com, modernizing the website and making it more functional and inviting for investors.

Thousands of Investors Join with ProFunds to Oppose Burdensome FINRA Measures

In March 2022, the Financial Industry Regulatory Authority (FINRA) issued Notice 22-08 to solicit feedback on a number of measures that, if adopted, could restrict or impede the ability of investors to purchase a broad array of mutual funds and other popular types of investments – including leveraged, inverse, and cryptocurrency products offered by ProFunds. Nearly 20,000 investors joined with ProFunds, as well as other leading fund sponsors, advisers, brokers, and other institutions, to speak out against FINRA's ideas. Thousands of investors submitted letters that highlighted the way they use leveraged, inverse, and other funds to protect their portfolios and pursue other financial goals. In expressing their objections, many commentors warned that the measures FINRA is considering could limit investor choice and would be arbitrary, discriminatory, and harmful to investors.

ProFunds continues to actively monitor developments in this area and is committed to keeping you informed of these important issues as they arise. You can email us at finranotice@profunds.com to learn more.

We thank you for the trust and confidence that you have placed in us by choosing ProFunds. In these ever-evolving times, our wide array of funds offers an extensive lineup of strategies designed to meet your investment goals, help you manage risk, and potentially enhance returns. We appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Management Discussion of Fund Performance

4  :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each, a "Fund" and, collectively, the "Funds"), except for the Classic ProFunds1, Falling U.S. Dollar ProFund, and Bitcoin Strategy ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of a benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a "benchmark") for a single day, not for any other period.

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund are designed to match, before fees and expenses, the performance of an underlying benchmark (each, a "Matching Fund" and, collectively, the "Matching Funds").

The Bitcoin Strategy ProFund seeks to provide capital appreciation by investing all or substantially all of its assets through managed exposure to bitcoin futures contracts.

All other ProFunds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means that Geared Funds seek daily investment results, before fees and expenses, for a single day only, not for any other period. A "single day" is measured from the time a Geared Fund calculates its net asset value ("NAV") to the time of the Geared Fund's next NAV calculation, not for longer periods. The return of a Geared Fund for periods longer than a single day will be the result of its return for each day compounded over the period. A Geared Fund's returns for periods long than a single day will very likely differ in amount, and possibly even direction, from the Geared Fund's stated leveraged (i.e. 1.25x, 1.5x, or 2x), inverse (-1x), or inverse leveraged (i.e. -1.25x or -2x) multiple times the return of the Geared Fund's benchmark for the same period. During periods of higher market volatility, the volatility of the benchmark may affect the Geared Fund's return as much as or more than the return of the benchmark.

ProFund Advisors LLC ("PFA"), the Funds' investment advisor, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that it believes, in combination, a Fund should hold to produce daily returns consistent with such Fund's investment objective.

In managing the assets of the Funds, PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company nor does PFA conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions.

The Funds (other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (collectively, "derivatives"). Funds using derivatives are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund's ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund's return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 20222:

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives (if any) held by a Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by a Fund associated with cash and, in certain cases, derivative positions; stock dividends, premiums and bond yields paid or earned by a Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by a Fund and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund's benchmark (and its impact on compounding).

•	Benchmark Performance: The performance of each Fund's benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance.[3]

•	Compounding of Daily Returns and Volatility: Each Geared Fund seeks daily investment results, before fees and expenses,

[1]	ProFunds included as Classic ProFunds are listed in Note 1 of the Notes to Financial Statements.

[2]	Past performance is not a guarantee of future results.

[3]	Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses, and transaction costs. Fees, expenses, and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund's benchmark index.

Management Discussion of Fund Performance (unaudited) :: 5

that correspond to the performance of a daily benchmark such as the multiple (i.e., 1.25x, 1.5x, or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or 2x) of its benchmark return for a single day only, not for any other period. Daily rebalancing and the compounding of each day's return over time means that the return of a Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ in amount, and possibly even direction, from a Fund's one-day multiple times the return of the benchmark for the same period, before accounting for fees and expenses. Compounding affects all investments but has a more significant impact on a Geared Fund. In general, during periods of higher benchmark volatility, compounding will usually cause Fund performance for periods longer than a single day to differ in amount, and possibly even direction, from the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) dividends and interest paid with respect to the securities in the benchmark, e) the benchmark's volatility; and f) the benchmark's performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund's performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund's return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500® for the year ended July 31, 2022 was 20.4%, which was higher than the prior year’s volatility of 15.0%. The volatility of each Geared Fund benchmark is shown below:

Index	1 yr Vol.
Dow Jones U.S. Select Oil Equipment & ServicesSM Index	44.83%
Dow Jones Precious MetalsSM Index	32.49%
S&P Latin America 35 ADR Index (USD)	26.37%
Dow Jones U.S. Oil & GasSM Index	32.56%
Dow Jones U.S. BanksSM Index	27.09%
Dow Jones U.S. SemiconductorsSM Index	40.56%
S&P SmallCap 600® Value Index	22.35%
S&P China Select ADR Index (USD)	56.50%
Russell 2000® Index	25.54%
Dow Jones U.S. BiotechnologySM Index	20.88%
S&P SmallCap 600® Growth Index	24.60%
S&P MidCap 400® Value Index	21.56%
Dow Jones U.S. TechnologySM Index	30.63%
Dow Jones Internet CompositeSM Index	36.95%
Dow Jones U.S. Basic MaterialsSM Index	22.94%
Dow Jones U.S. FinancialsSM Index	20.91%
S&P Emerging 50 ADR Index (USD)	30.18%
Dow Jones U.S. Real EstateSM Index	20.35%
S&P MidCap 400®	22.63%
Nasdaq-100® Index	28.15%
Dow Jones U.S. Select PharmaceuticalsSM Index	16.47%
Dow Jones U.S. IndustrialsSM Index	20.38%
Nikkei 225 Stock Average	20.16%
S&P MidCap 400® Growth Index	24.68%
Dow Jones U.S. UtilitiesSM Index	17.22%
Dow Jones U.S. Select TelecommunicationsSM Index	18.56%
ProFunds Europe 30® Index	20.66%
S&P Communication Services Select Sector® Index	25.96%
Dow Jones Industrial Average®	17.00%
S&P 500® Growth Index	26.55%
S&P 500® Value Index	16.47%
S&P 500®	20.44%
Dow Jones U.S. Health CareSM Index	17.35%
Dow Jones U.S. Consumer ServicesSM Index	25.70%
Dow Jones U.S. Consumer GoodsSM Index	22.10%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	22.22%
MSCI EAFE Index®	17.05%
Ryan Labs Returns Treasury Yield Curve 10 Year Index	10.26%
U.S. Dollar Index	6.75%

6 :: Management Discussion of Fund Performance (unaudited)

•	Financing Rates Associated with Derivatives: The performance of Funds that use derivatives was impacted by related financing costs. Financial instruments such as futures contracts carry implied financing costs. Swap financing rates are negotiated between the Funds and their counterparties, and are typically set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. This rate was changed from the one week/one month London Interbank Offered Rate ("LIBOR') in the third and fourth quarters of 2021. The Fed Funds rate appreciated from 0.07% to 2.32% during the fiscal year. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•	Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged long exposure was positively impacted by capturing the dividend, premium, or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend, premium, or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•	Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund's portfolio so that its exposure to its benchmark is consistent with the Fund's daily investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple of its benchmark's return, that seek to return an inverse or inverse multiple of its benchmark's return, that invest in foreign securities, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•	Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds ("ETFs") that are designed to track the performance of the Fund's benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund's benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund's benchmark.

Management Discussion of Fund Performance (unaudited) :: Access Flex Bear High Yield ProFund :: 7

The Access Flex Bear High Yield ProFund (the "Fund") seeks to provide investment results that correspond generally to the inverse (-1x) of the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the Fund does not seek to match the daily returns of a specific benchmark. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 5.95%. For the same period, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of -6.84%1. The total return for the 5-year U.S. Treasury Note was -8.15%2.

The Fund is designed to maintain inverse exposure to the high yield market, regardless of market conditions. This means the Fund does not adopt defensive positions in anticipation of an adverse market climate. The Fund seeks to achieve its high yield exposure primarily through credit default swaps (CDS) and 5-year treasury exposure but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt, money market instruments, total return swap agreements and futures contracts.

During the year ended July 31, 2022, the Fund invested in credit default swap agreements and futures contracts as a substitute for shorting high yield bonds. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into credit default swap agreements that were centrally cleared. In a centrally cleared swap agreement, the clearing organization takes on the credit risk of all parties involved in the trade, and in effect, guarantees each party's obligations under the contract. As a result, each party involved in a centrally cleared contract only faces the clearing organization. There can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Access Flex Bear High Yield ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/22

Fund	One Year	Five Year	Ten Year
Investor	5.95%	-4.02%	-7.30%
Service	4.86%	-4.97%	-8.17%
Markit iBoxx $ Liquid High Yield Index	-6.84%	2.75%	4.21%

Expense Ratios**

Fund	Gross	Net
Investor	9.92%	1.78%
Service	10.92%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022.

Allocation of Portfolio Holdings & Index Composition

Investment Type	% of Net Assets
Credit Default Swap Agreements	(102)%
Futures Contracts	(82)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	(28)%
Consumer Non-Cyclical	(16)%
Communications	(12)%
Financial	(11)%
Energy	(9)%
Industrials	(7)%
Basic Materials	(6)%
Utilities	(6)%
Technology	(5)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	The 5-year U.S. Treasury Note reflects both price return and yield components. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees.

Investments in high yield bonds or in investments linked to the high yield market are subject to greater volatility and greater credit risks than investing in U.S. Treasuries. U.S. Treasury instruments are guaranteed by the U.S. government as to the timely payment of principal and interest, if held to maturity. Both the principal and yield of a mutual fund will fluctuate with changes in market conditions.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: Access Flex High Yield ProFund :: Management Discussion of Fund Performance (unaudited)

The Access Flex High Yield ProFund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the Fund does not seek to match the daily returns of a specific benchmark. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -8.85%. For the same period, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance, had a total return of -6.84%1. The total return for the 5-year U.S. Treasury Note was -8.15%2.

The Fund is designed to maintain exposure to the high yield market, regardless of market conditions. This means the Fund does not adopt defensive positions in anticipation of an adverse market climate. The Fund seeks to achieve its high yield exposure primarily through credit default swaps (CDS) and 5-year treasury exposure but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt, money market instruments, total return swap agreements and futures contracts.

During the year ended July 31, 2022, the Fund invested in credit default swap agreements and futures contracts as a substitute for investing directly in high yield bonds. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into credit default swap agreements that were centrally cleared. In a centrally cleared swap agreement, the clearing organization takes on the credit risk of all parties involved in the trade, and in effect, guarantees each party's obligations under the contract. As a result, each party involved in a centrally cleared contract only faces the clearing organization. There can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Access Flex High Yield ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/22

Fund	One Year	Five Year	Ten Year
Investor	-8.85%	0.71%	3.32%
Service	-9.77%	-0.29%	2.30%
Markit iBoxx $ Liquid High Yield Index	-6.84%	2.75%	4.21%

Expense Ratios**

Fund	Gross	Net
Investor	1.97%	1.78%
Service	2.97%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022.

Allocation of Portfolio Holdings & Index Composition

Investment Type	% of Net Assets
Credit Default Swap Agreements	88%
Futures Contracts	9%
U.S. Treasury Obligation	58%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	28%
Consumer Non-Cyclical	16%
Communications	12%
Financial	11%
Energy	9%
Industrials	7%
Basic Materials	6%
Utilities	6%
Technology	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	The 5-year U.S. Treasury Note reflects both price return and yield components. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees.

Investments in high yield bonds or in investments linked to the high yield market are subject to greater volatility and greater credit risks than investing in U.S. Treasuries. U.S. Treasury instruments are guaranteed by the U.S. government as to the timely payment of principal and interest, if held to maturity. Both the principal and yield of a mutual fund will fluctuate with changes in market conditions.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Banks UltraSector ProFund :: 9

Banks UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. BanksSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -20.05%. For the same period, the Index had a total return of -10.79%1 and a volatility of 27.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include, among others, regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-20.05%	0.62%	12.23%
Service	-20.85%	-0.40%	11.12%
Dow Jones U.S. BanksSM Index	-10.79%	5.05%	11.85%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.53%	1.53%
Service	2.53%	2.53%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	68%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	19.6%
Bank of America Corp.	13.9%
Wells Fargo & Co.	9.6%
Citigroup, Inc.	5.8%
The PNC Financial Services Group, Inc.	4.0%

Dow Jones U.S. BanksSM Index – Composition

% of Index
Diversified Banks	65%
Regional Banks	35%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Basic Materials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Basic MaterialsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -9.03%. For the same period, the Index had a total return of -3.14%1 and a volatility of 22.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-9.03%	7.77%	9.59%
Service	-9.91%	6.70%	8.51%
Dow Jones U.S. Basic MaterialsSM Index	-3.14%	8.88%	9.42%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.82%
Service	2.82%	2.82%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	14.7%
Air Products & Chemicals, Inc.	5.3%
Freeport-McMoRan, Inc.	4.4%
Corteva, Inc.	4.0%
Ecolab, Inc.	4.0%

Dow Jones U.S. Basic MaterialsSM Index – Composition

% of Index
Chemicals	77%
Metals & Mining	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Bear ProFund :: 11

Bear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500® (the “Index”) for a single day, not more than a not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund’s stated multiple (-1x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 0.00%. For the same period, the Index had a total return of -4.64%1 and a volatility of 20.44%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	0.00%	-14.65%	-14.94%
Service	-0.96%	-15.50%	-15.79%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(85)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	14%
Consumer Discretionary	11%
Financials	11%
Communication Services	8%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Biotechnology UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Biotechnology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. BiotechnologySM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -20.96%. For the same period, the Index had a total return of -12.34%1 and a volatility of 20.88%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-20.96%	6.61%	17.32%
Service	-21.75%	5.56%	16.16%
Dow Jones U.S. BiotechnologySM Index	-12.34%	7.50%	14.42%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	14.4%
Danaher Corp.	10.7%
Amgen, Inc.	7.5%
Gilead Sciences, Inc.	4.2%
Vertex Pharmaceuticals, Inc.	4.1%

Dow Jones U.S. BiotechnologySM Index – Composition

% of Index
Biotechnology	67%
Life Sciences Tools & Services	33%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Bitcoin Strategy ProFund :: 13

Bitcoin Strategy ProFund (the “Fund”) seeks to provide capital appreciation by investing all or substantially all of its assets through managed exposure to bitcoin futures contracts. The Fund does not invest directly in bitcoin. The Fund does not seek to match the daily returns of any specific benchmark. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -43.36%. For the same period, the Bloomberg Galaxy Bitcoin Index1,2 had a total return of -40.12%.3

The Fund will not invest directly in Bitcoin Futures Contracts. The Fund expects to gain exposure to these instruments by investing a portion of its assets in the ProFunds Bitcoin Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s Advisor. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective as the Fund.

During the year ended July 31, 2022, the Fund, through its investment in Subsidiary, invested in CME Bitcoin futures and CME Micro Bitcoin futures contracts.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bitcoin Strategy ProFund from July 28, 2021 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Since Inception
Investor	-43.36%	-43.77%
Bloomberg Galaxy Bitcoin Index	-40.12%	-40.33%
CF Bitcoin-Dollar US Settlement Price Index	-39.65%	-41.01%

Expense Ratios**

Fund	Gross	Net
Investor	1.46%	1.15%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bitcoin Strategy ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements, and U.S. Government securities

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	In April 2022, the Advisor changed the primary benchmark for the Bitcoin Strategy ProFund from the CF Bitcoin-Dollar US Settlement Price Index to the Bloomberg Galaxy Bitcoin Index. The Advisor determined that, by changing primary benchmarks, comparable index performance could be obtained while also providing cost-savings to the shareholders of the Fund.

[2]	The Bloomberg Galaxy Bitcoin Index (the “Index”) is designed to measure the performance of a single Bitcoin traded in US Dollar (USD) terms. The Index seeks to provide a proxy for the bitcoin market. Pricing sources are selected for liquidity and reliability, and approved for use following risk and suitability assessments. Crytpocurrencies must meet minimum thresholds for daily traded USD-value. The Index is intended to be responsive to the changing nature of the market in a manner that does not completely reshape the character of the Index from year to year.

[3]	The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculation of the index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[4]	The CF Bitcoin-Dollar US Settlement Price Index is a once a day benchmark index price for Bitcoin that aggregates trade data from multiple Bitcoin-USD markets operated by major cryptocurrency exchanges that conform to the CD Constituent Exchange Criteria. It is a pre-eminent index price for Bitcoin risk settlement that is synchronized to the traditional US financial market close of 4pm EST. The Index is a Registered Benchmark under UK Benchmarks Regulation “BMR” and as such enjoys equivalence with the EU BMR Regime.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Bull ProFund :: Management Discussion of Fund Performance (unaudited)

Bull ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the return of the S&P 500® (the “Index”). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -6.39%. For the same period, the Index had a total return of -4.64%1 and a volatility of 20.44%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-6.39%	10.74%	11.66%
Service	-7.32%	9.64%	10.55%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	4%
Swap Agreements	23%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.2%
Microsoft Corp.	4.4%
Alphabet, Inc.	2.8%
Amazon.com, Inc.	2.5%
Tesla, Inc.	1.6%

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	14%
Consumer Discretionary	11%
Financials	11%
Communication Services	8%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Communication Services UltraSector ProFund :: 15

Communication Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Communication Services Select Sector® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -45.54%. For the same period, the Index had a total return of -30.96%1 and a volatility of 25.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the communication services industry group of the S&P 500®. The Index includes equity securities of companies from the following industries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Communication Services UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-45.54%	6.02%	12.72%
Service	-46.09%	4.97%	11.59%
S&P Communication Services Select Sector® Index	-30.96%	6.17%	12.45%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.91%	1.78%
Service	2.91%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	18.6%
Meta Platforms, Inc.	13.2%
Netflix, Inc.	4.2%
T-Mobile U.S., Inc.	3.8%
The Walt Disney Co.	3.7%

S&P Communication Services Select Sector® Index – Composition

% of Index
Media & Entertainment	86%
Telecommunication Services	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: Consumer Goods UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Consumer Goods UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Consumer GoodsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -5.34%. For the same period, the Index had a total return of -0.84%1 and a volatility of 22.10%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-5.34%	11.73%	14.64%
Service	-6.25%	10.63%	13.51%
Dow Jones U.S. Consumer GoodsSM Index	-0.84%	10.86%	12.23%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.88%	1.78%
Service	2.88%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	16.5%
The Procter & Gamble Co.	7.3%
The Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.3%
Philip Morris International, Inc.	3.3%

Dow Jones U.S. Consumer GoodsSM Index – Composition

% of Index
Food, Beverage & Tobacco	39%
Automobiles & Components	28%
Household & Personal Products	16%
Consumer Durables & Apparel	12%
Media & Entertainment	4%
Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Consumer Services UltraSector ProFund :: 17

Consumer Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Consumer ServicesSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -31.68%. For the same period, the Index had a total return of -20.04%1 and a volatility of 25.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-31.68%	10.02%	16.48%
Service	-32.37%	8.92%	15.32%
Dow Jones U.S. Consumer ServicesSM Index	-20.04%	9.63%	13.34%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.56%	1.56%
Service	2.56%	2.56%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	73%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	20.4%
The Home Depot, Inc.	5.4%
Costco Wholesale Corp.	4.1%
McDonald’s Corp.	3.4%
The Walt Disney Co.	3.3%

Dow Jones U.S. Consumer ServicesSM Index – Composition

% of Index
Retailing	48%
Consumer Services	18%
Media & Entertainment	17%
Food & Staples Retailing	12%
Transportation	3%
Commercial & Professional Services	1%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: Europe 30 ProFund :: Management Discussion of Fund Performance (unaudited)

Europe 30 ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the return of the ProFunds Europe 30® Index (the “Index”). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -6.25%. For the same period, the Index had a price return of -7.19%1 and a volatility of 20.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on Nasdaq as depositary receipts or ordinary shares and meet certain liquidity requirements. The component companies included in the Index are the 30 most liquid companies based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is reconstituted annually. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-6.25%	1.76%	4.46%
Service	-7.11%	0.72%	3.41%
ProFunds Europe 30® Index	-7.19%	0.26%	2.85%
STOXX Europe 50® Index	-9.01%	3.53%	5.26%

Expense Ratios**

Fund	Gross	Net
Investor	2.15%	1.78%
Service	3.15%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
NOVO Nordisk A/S	5.0%
Argenx SE	4.9%
TotalEnergies SE	4.9%
Equinor ASA	4.7%
BP PLC	4.7%

ProFunds Europe 30® Index – Composition

Industry Breakdown	% of Index
Energy	21%
Health Care	21%
Consumer Staples	14%
Information Technology	12%
Financials	10%
Materials	8%
Industrials	5%
Utilities	3%
Consumer Discretionary	3%
Communication Services	3%

Country Composition
United Kingdom	47%
Netherlands	9%
France	8%
Germany	7%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The STOXX Europe 50® Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Falling U.S. Dollar ProFund :: 19

Falling U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -14.85%. For the same period, the Index had a price return of 14.89%1 and a volatility of 6.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The currencies and their weightings as of July 31, 2022 are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. The Fund is designed to benefit from a decline in the value of the U.S. Dollar against the value of the currencies included in the Benchmark. Accordingly, as the value of the U.S. Dollar depreciates (i.e., “falls”) versus the Benchmark, the performance of the Fund generally should be expected to increase. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund generally should be expected to decline. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2022, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-14.85%	-4.90%	-4.60%
Service	-15.80%	-5.84%	-5.54%
U.S. Dollar Index	14.89%	2.66%	2.51%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	3.20%	1.78%
Service	4.20%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: Financials UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Financials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. FinancialsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -12.30%. For the same period, the Index had a total return of -5.91%1 and a volatility of 20.91%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-12.30%	8.13%	15.18%
Service	-13.15%	7.04%	14.03%
Dow Jones U.S. FinancialsSM Index	-5.91%	9.01%	12.93%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	77%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	6.2%
Visa, Inc.	4.0%
JPMorgan Chase & Co.	3.9%
Mastercard, Inc.	3.5%
Bank of America Corp.	2.7%

Dow Jones U.S. FinancialsSM Index – Composition

% of Index
Diversified Financials	34%
Banks	22%
Real Estate	21%
Insurance	13%
Software & Services	10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Health Care UltraSector ProFund :: 21

Health Care UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Health CareSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -5.85%. For the same period, the Index had a total return of -1.75%1 and a volatility of 17.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-5.85%	14.45%	19.32%
Service	-6.79%	13.34%	18.15%
Dow Jones U.S. Health CareSM Index	-1.75%	12.50%	15.22%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	74%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	7.3%
Johnson & Johnson	6.6%
Pfizer, Inc.	4.0%
Eli Lilly & Co.	3.7%
AbbVie, Inc.	3.6%

Dow Jones U.S. Health CareSM Index – Composition

% of Index
Pharmaceuticals	29%
Health Care Providers & Services	22%
Health Care Equipment & Supplies	19%
Biotechnology	17%
Life Sciences Tools & Services	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Industrials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. IndustrialsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -20.49%. For the same period, the Index had a total return of -11.87%1 and a volatility of 20.38%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-20.49%	9.58%	15.65%
Service	-21.29%	8.49%	14.51%
Dow Jones U.S. IndustrialsSM Index	-11.87%	9.79%	13.13%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.81%	1.78%
Service	2.81%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	81%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Accenture PLC	3.0%
Union Pacific Corp.	2.2%
United Parcel Service, Inc.	2.2%
Raytheon Technologies Corp.	2.2%
Honeywell International, Inc.	2.0%

Dow Jones U.S. IndustrialsSM Index – Composition

% of Index
Capital Goods	50%
Software & Services	17%
Transportation	13%
Commercial & Professional Services	8%
Materials	6%
Technology Hardware & Equipment	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Internet UltraSector ProFund :: 23

Internet UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Internet CompositeSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -57.90%. For the same period, the Index had a total return of -41.02%1 and a volatility of 36.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, which includes companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, which includes companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-57.90%	6.41%	18.95%
Service	-58.32%	5.35%	17.76%
Dow Jones Internet CompositeSM Index	-41.02%	8.09%	15.61%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	7.6%
Alphabet, Inc.	7.5%
Meta Platforms, Inc.	4.1%
Cisco Systems, Inc.	3.8%
Salesforce, Inc.	3.7%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	25%
Software	20%
Internet & Direct Marketing Retail	15%
IT Services	15%
Communications Equipment	11%
Hotels, Restaurants & Leisure	4%
Entertainment	4%
Health Care Technology	4%
Real Estate Management & Development	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance (unaudited)

Large-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the “Index”). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -10.69%. For the same period, the Index had a total return of -9.13%1 and a volatility of 26.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-10.69%	13.52%	13.35%
Service	-11.56%	12.39%	12.23%
S&P 500® Growth Index	-9.13%	15.64%	15.52%

Expense Ratios**

Fund	Gross	Net
Investor	1.59%	1.59%
Service	2.59%	2.59%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	14.5%
Microsoft Corp.	12.2%
Alphabet, Inc.	7.8%
Amazon.com, Inc.	6.8%
Tesla, Inc.	4.3%

S&P 500® Growth Index – Composition

% of Index
Information Technology	44%
Consumer Discretionary	17%
Health Care	12%
Communication Services	11%
Financials	7%
Industrials	3%
Real Estate	2%
Consumer Staples	2%
Materials	1%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Large-Cap Value ProFund :: 25

Large-Cap Value ProFund (the“Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index (the “Index”). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -1.72%. For the same period, the Index had a total return of -0.03%1 and a volatility of 16.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-1.72%	7.21%	9.52%
Service	-2.69%	6.14%	8.43%
S&P 500® Value Index	-0.03%	9.14%	11.51%

Expense Ratios**

Fund	Gross	Net
Investor	1.71%	1.71%
Service	2.71%	2.71%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.1%
Johnson & Johnson	2.6%
Exxon Mobil Corp.	2.3%
The Procter & Gamble Co.	1.9%
Chevron Corp.	1.8%

S&P 500® Value Index – Composition

% of Index
Health Care	17%
Financials	15%
Industrials	12%
Information Technology	12%
Consumer Staples	11%
Energy	8%
Consumer Discretionary	6%
Communication Services	6%
Utilities	6%
Materials	4%
Real Estate	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance (unaudited)

Mid-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the “Index”). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -13.02%. For the same period, the Index had a total return of -11.26%1 and a volatility of 24.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-13.02%	6.87%	9.73%
Service	-13.90%	5.81%	8.64%
S&P MidCap 400® Growth Index	-11.26%	8.92%	11.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Company	% of Net Assets
Targa Resources Corp.	1.5%
Carlisle Cos., Inc.	1.5%
Steel Dynamics, Inc.	1.4%
Service Corp. International	1.2%
Builders FirstSource, Inc.	1.2%

S&P MidCap 400® Growth Index – Composition

% of Index
Industrials	19%
Consumer Discretionary	15%
Information Technology	15%
Health Care	14%
Financials	11%
Real Estate	8%
Materials	8%
Energy	5%
Communication Services	2%
Consumer Staples	2%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Mid-Cap ProFund :: 27

Mid-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -7.57%. For the same period, the Index had a total return of -5.70%1 and a volatility of 22.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-7.57%	6.88%	9.94%
Service	-8.47%	5.81%	8.85%
S&P MidCap 400®	-5.70%	9.06%	12.05%

Expense Ratios**

Fund	Gross	Net
Investor	1.83%	1.78%
Service	2.83%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	35%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Targa Resources Corp.	0.5%
Carlisle Cos., Inc.	0.5%
Steel Dynamics, Inc.	0.4%
EQT Corp.	0.4%
Fair Isaac Corp.	0.4%

S&P MidCap 400® – Composition

% of Index
Industrials	18%
Financials	14%
Consumer Discretionary	14%
Information Technology	13%
Health Care	10%
Real Estate	9%
Materials	7%
Energy	5%
Utilities	4%
Consumer Staples	4%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Mid-Cap Value ProFund :: Management Discussion of Fund Performance (unaudited)

Mid-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index (the “Index”). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -1.86%. For the same period, the Index had a total return of -0.05%1 and a volatility of 21.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-1.86%	6.93%	9.99%
Service	-2.84%	5.87%	8.89%
S&P MidCap 400® Value Index	-0.05%	8.79%	11.98%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.78%
Service	2.86%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
EQT Corp.	1.2%
First Horizon Corp.	1.1%
Reliance Steel & Aluminum Co.	1.1%
Alleghany Corp.	1.0%
Medical Properties Trust, Inc.	0.9%

S&P MidCap 400® Value Index – Composition

% of Index
Industrials	18%
Financials	17%
Consumer Discretionary	12%
Real Estate	11%
Information Technology	10%
Health Care	7%
Materials	7%
Utilities	7%
Consumer Staples	6%
Energy	4%
Communication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Nasdaq-100 ProFund :: 29

Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index (the "Index"). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -15.20%. For the same period, the Index had a total return of -12.80%1 and a volatility of 28.15%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Nasdaq-100 ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-15.20%	15.51%	15.97%
Service	-16.03%	14.37%	14.81%
Nasdaq-100® Index	-12.80%	18.20%	18.54%

Expense Ratios**

Fund	Gross	Net
Investor	1.48%	1.48%
Service	2.48%	2.48%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	7%
Swap Agreements	33%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.0%
Microsoft Corp.	6.3%
Alphabet, Inc.	4.3%
Amazon.com, Inc.	4.2%
Tesla, Inc.	2.8%

Nasdaq-100® Index – Composition

% of Index
Information Technology	52%
Consumer Discretionary	16%
Communication Services	16%
Consumer Staples	6%
Health Care	6%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: Oil & Gas UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Oil & Gas UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 100.88%. For the same period, the Index had a total return of 65.69%1 and a volatility of 32.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	100.88%	4.25%	0.69%
Service	98.87%	3.22%	-0.31%
Dow Jones U.S. Oil & GasSM Index	65.69%	8.02%	4.24%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	18.6%
Chevron Corp.	14.6%
ConocoPhillips	5.7%
EOG Resources, Inc.	3.0%
Occidental Petroleum Corp.	2.7%

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	7%
Electrical Equipment	1%
Semiconductors & Semiconductor Equipment	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Oil Equipment & Services UltraSector ProFund :: 31

Oil Equipment & Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select Oil Equipment & ServicesSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 25.74%. For the same period, the Index had a total return of 24.22%1 and a volatility of 44.83%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and equipment services sector of the U.S. equity market. Component companies include, among others, suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil Equipment & Services UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	25.74%	-27.34%	-18.04%
Service	24.49%	-28.08%	-18.86%
Dow Jones U.S. Select Oil Equipment & ServicesSM Index	24.22%	-11.14%	-8.76%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	79%
Total Exposure	163%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management. The “Market Exposure” for this fund as of July 31, 2022, was different from the stated investment objective due to timing of receipt of capital share activity.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	18.3%
Halliburton Co.	16.7%
NOV, Inc.	4.3%
Helmerich & Payne, Inc.	4.2%
Patterson-UTI Energy, Inc.	4.1%

Dow Jones U.S. Select Oil Equipment & ServicesSM Index – Composition

% of Index
Oil & Gas Equipment & Services	81%
Oil & Gas Drilling	19%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: Pharmaceuticals UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Pharmaceuticals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select PharmaceuticalsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -1.71%. For the same period, the Index had a total return of 1.22%1 and a volatility of 16.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include, among others, the makers of prescription or over-the-counter drugs. The Index includes vaccine producers, but excludes vitamin producers.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-1.71%	5.03%	11.16%
Service	-2.69%	3.99%	10.05%
Dow Jones U.S. Select PharmaceuticalsSM Index	1.22%	5.94%	10.00%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	2.27%	1.78%
Service	3.27%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	65%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	19.3%
Pfizer, Inc.	16.9%
Zoetis, Inc.	4.2%
Eli Lilly & Co.	4.1%
Royalty Pharma PLC	4.1%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	97%
Biotechnology	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Precious Metals UltraSector ProFund :: 33

Precious Metals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Precious MetalsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -38.48%. For the same period, the Index had a total return of -24.20%1 and a volatility of 32.49%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-38.48%	0.53%	-10.62%
Service	-39.08%	-0.47%	-11.50%
Dow Jones Precious MetalsSM Index	-24.20%	5.19%	-2.30%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.59%	1.59%
Service	2.59%	2.59%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	13.0%
Barrick Gold Corp.	10.1%
Franco-Nevada Corp.	8.9%
Agnico Eagle Mines, Ltd.	7.1%
Wheaton Precious Metals Corp.	5.6%

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	90%
Silver	6%
Precious Metals & Minerals	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: Real Estate UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Real Estate UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Real EstateSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -8.99%. For the same period, the Index had a total return of -3.90%1 and a volatility of 20.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-8.99%	6.66%	8.54%
Service	-9.89%	5.61%	7.46%
Dow Jones U.S. Real EstateSM Index	-3.90%	7.76%	8.41%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.78%
Service	2.86%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	78%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	6.6%
Prologis, Inc.	5.1%
Crown Castle International Corp.	4.1%
Equinix, Inc.	3.4%
Public Storage	2.6%

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Real Estate Management & Development	4%
Mortgage Real Estate Investment Trusts (REITs)	3%
Professional Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Rising Rates Opportunity ProFund :: 35

Rising Rates Opportunity ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond’s performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 24.67%. For the same period, the Long Bond, as measured by the Ryan Labs Returns Treasury Yield Curve 30 Year Index1, had a total return of -24.45%2 and a volatility of 22.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2022, the most recent Long Bond carried a maturity date of 5/15/52 and a 2.875% coupon.

During the year ended July 31, 2022, the Fund invested in swap agreements and future contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	24.67%	-5.07%	-5.23%
Service	23.47%	-6.01%	-6.19%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	-24.45%	0.19%	0.69%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 30 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.
[2]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: Rising Rates Opportunity 10 ProFund :: Management Discussion of Fund Performance (unaudited)

Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the “Note”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1x) times the return of the Note for the same period. For periods longer than a single day, the Fund will lose money if the Note’s performance is flat, and it is possible that the Fund will lose money even if the level of the Note falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 9.17%. For the same period, the Note, as measured by the Ryan Labs Returns Treasury Yield Curve 10 Year Index1, had a total return of -12.03%2 and a volatility of 10.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2022 the most recent Note carried a maturity date of 5/15/32 and a 2.875% coupon.

During the year ended July 31, 2021, the Fund invested in swap agreements and futures contracts as a substitute for shorting notes in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	9.17%	-1.94%	-2.41%
Service	8.11%	-2.91%	-3.37%
Ryan Labs Returns Treasury Yield Curve 10 Year Index	-12.03%	0.78%	0.78%

Expense Ratios**

Fund	Gross	Net
Investor	2.69%	1.78%
Service	3.69%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 10 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 10-year U.S. Treasury note. This index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.
[2]	The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Rising U.S. Dollar ProFund :: 37

Rising U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the basket of currencies included in the U.S. Dollar Index (the “Index”) for a single day, not for any other period. The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-1x) times the return of the Benchmark for the same period. For periods longer than a single day, the Fund will lose money if the Benchmark’s performance is flat, and it is possible that the Fund will lose money even if the level of the Benchmark falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 12.85%. For the same period, the Index had a price return of 14.89%1 and a volatility of 6.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2022, the Fund invested in forward currency contracts to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	12.85%	2.62%	1.54%
Service	11.70%	1.62%	0.53%
U.S. Dollar Index	14.89%	2.66%	2.51%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	2.13%	1.78%
Service	3.13%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: Semiconductor UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Semiconductor UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. SemiconductorsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -17.93%. For the same period, the Index had a total return of -7.40%1 and a volatility of 40.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-17.93%	26.27%	27.68%
Service	-18.76%	25.00%	26.40%
Dow Jones U.S. SemiconductorsSM Index	-7.40%	22.50%	22.04%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	16.8%
Broadcom, Inc.	8.1%
Texas Instruments, Inc.	6.1%
Qualcomm, Inc.	6.0%
Advanced Micro Devices, Inc.	5.7%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Bitcoin Strategy ProFund :: 39

Short Bitcoin Strategy ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P CME Bitcoin Futures Index1 the ("Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the period from June 21, 2022 (commencement of operations) through July 31, 2022, the Fund (Investor Class shares) had a total return of -17.40%. For the same period, the Index had a total return of 14.73%.2

The Fund does not invest directly in bitcoin nor does it directly short bitcoin. Instead, the Fund seeks to benefit from decreases in the price of bitcoin futures contracts for a single day. The Fund expects to gain exposure to these instruments by investing a portion of its assets in the ProFunds Short Bitcoin Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Fund's Advisor. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective as the Fund.

During the year ended July 31, 2022, the Fund, through its investment in Subsidiary, invested in CME Bitcoin futures and CME Micro Bitcoin futures contracts.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Bitcoin Strategy ProFund from June 21, 2022 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	Since Inception
Investor	-17.40%
S&P CME Bitcoin Futures Index	14.73%

Expense Ratios**

Fund	Gross	Net
Investor	1.26%	1.26%

**	Reflects the expense ratio as reported in the Prospectus dated June 19, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Bitcoin Strategy ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements, and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The S&P CME Bitcoin Futures Index (the "Index") measures the performance of the front-month bitcoin futures contract trading on the Chicago Mercantile Exchange ("CME"). The Index is constructed from futures contracts and includes a provision for replacement of the Index futures contracts as the contracts approach maturity. This is often referred to as "rolling" a futures contract. The Index rolls monthly and distributes the weights 20% each day over a five-day roll period.

[2]	The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the index. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Short Nasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

Short Nasdaq-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 3.64%. For the same period, the Index had a total return of -12.80%1 and a volatility of 28.15%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for shorting notes in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Nasdaq-100 ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	3.64%	-20.59%	-20.03%
Service	2.29%	-21.40%	-20.81%
Nasdaq-100® Index	-12.80%	18.20%	18.54%

Expense Ratios**

Fund	Gross	Net
Investor	2.02%	1.78%
Service	3.02%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(97)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	52%
Consumer Discretionary	16%
Communication Services	16%
Consumer Staples	6%
Health Care	6%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Oil & Gas ProFund :: 41

Short Oil & Gas ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Oil & GasSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -46.47%. For the same period, the Index had a total return of 65.69%1 and a volatility of 32.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-46.47%	-18.32%	-12.35%
Service	-46.97%	-19.08%	-13.17%
Dow Jones U.S. Oil & GasSM Index	65.69%	8.02%	4.24%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	3.16%	1.78%
Service	4.16%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	7%
Electrical Equipment	1%
Semiconductors & Semiconductor Equipment	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Short Precious Metals ProFund :: Management Discussion of Fund Performance (unaudited)

Short Precious Metals ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious MetalsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 17.67%. For the same period, the Index had a total return of -24.20%1 and a volatility of 32.49%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	17.67%	-15.25%	-11.08%
Service	16.35%	-16.14%	-11.99%
Dow Jones Precious MetalsSM Index	-24.20%	5.19%	-2.30%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	2.86%	1.78%
Service	3.86%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(121)%
Total Exposure	(121)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management. The "Market Exposure" for this fund as of July 31, 2022, was different from the stated investment objective due to timing of receipt of capital share activity.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	90%
Silver	6%
Precious Metals & Minerals	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Real Estate ProFund :: 43

Short Real Estate ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Real EstateSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class Shares) had a total return of -1.10%. For the same period, the Index had a total return of -3.90%1 and a volatility of 20.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts ("REITs") that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-1.10%	-12.09%	-11.85%
Service	-2.23%	-12.97%	-12.72%
Dow Jones U.S. Real EstateSM Index	-3.90%	7.76%	8.41%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	4.69%	1.78%
Service	5.69%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Real Estate Management & Development	4%
Mortgage Real Estate Investment Trusts (REITs)	3%
Professional Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: Short Small-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

Short Small-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 6.77%. For the same period, the Index had a total return of -14.29%1 and a volatility of 25.54%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for shorting notes in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	6.77%	-13.34%	-14.96%
Service	5.46%	-14.27%	-15.83%
Russell 2000® Index	-14.29%	7.12%	10.60%

Expense Ratios**

Fund	Gross	Net
Investor	3.63%	1.78%
Service	4.63%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(81)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Financials	19%
Health Care	17%
Industrials	15%
Information Technology	13%
Consumer Discretionary	10%
Real Estate	7%
Energy	6%
Materials	4%
Utilities	3%
Consumer Staples	3%
Communication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Small-Cap Growth ProFund :: 45

Small-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index (the "Index"). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -12.08%. For the same period, the Index had a total return of -10.19%1 and a volatility of 24.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the growth end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-12.08%	7.50%	10.63%
Service	-12.94%	6.43%	9.52%
S&P SmallCap 600® Growth Index	-10.19%	9.51%	12.70%

Expense Ratios**

Fund	Gross	Net
Investor	1.60%	1.60%
Service	2.60%	2.60%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UFP Industries, Inc.	1.3%
ExlService Holdings, Inc.	1.3%
Exponent, Inc.	1.2%
Rogers Corp.	1.2%
SM Energy Co.	1.2%

S&P SmallCap 600® Growth Index – Composition

% of Index
Information Technology	20%
Financials	16%
Industrials	15%
Health Care	15%
Consumer Discretionary	12%
Real Estate	7%
Consumer Staples	5%
Materials	4%
Energy	3%
Communication Services	2%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: Small-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

Small-Cap ProFund (the "Fund")seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the "Index"). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -16.22%. For the same period, the Index had a total return of -14.29%1 and a volatility of 25.54%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-16.22%	4.63%	8.35%
Service	-17.05%	3.60%	7.29%
Russell 2000® Index	-14.29%	7.12%	10.60%

Expense Ratios**

Fund	Gross	Net
Investor	2.03%	1.78%
Service	3.03%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	35%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Biohaven Pharmaceutical Holding Co., Ltd.	0.2%
Shockwave Medical, Inc.	0.2%
Chart Industries, Inc.	0.2%
RBC Bearings, Inc.	0.2%
Halozyme Therapeutics, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Financials	19%
Health Care	17%
Industrials	15%
Information Technology	13%
Consumer Discretionary	10%
Real Estate	7%
Energy	6%
Materials	4%
Utilities	3%
Consumer Staples	3%
Communication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Small-Cap Value ProFund :: 47

Small-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the "Index"). For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -3.94%. For the same period, the Index had a total return of -2.26%1 and a volatility of 22.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the value end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-3.94%	6.59%	9.89%
Service	-4.90%	5.54%	8.80%
S&P SmallCap 600® Value Index	-2.26%	8.38%	11.98%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Helmerich & Payne, Inc.	1.0%
South Jersey Industries, Inc.	0.8%
Patterson-UTI Energy, Inc.	0.7%
CVB Financial Corp.	0.7%
Mr. Cooper Group, Inc.	0.7%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	21%
Industrials	18%
Consumer Discretionary	12%
Health Care	9%
Real Estate	9%
Information Technology	8%
Materials	7%
Energy	6%
Consumer Staples	5%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: Technology UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Technology UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. TechnologySM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -22.70%. For the same period, the Index had a total return of -12.53%1 and a volatility of 30.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-22.70%	26.41%	24.46%
Service	-23.48%	25.15%	23.22%
Dow Jones U.S. TechnologySM Index	-12.53%	21.22%	19.07%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	17.7%
Microsoft Corp.	14.8%
Alphabet, Inc.	9.5%
NVIDIA Corp.	3.2%
Meta Platforms, Inc.	2.6%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	37%
Technology Hardware & Equipment	27%
Semiconductors & Semiconductor Equipment	19%
Media & Entertainment	16%
Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Telecommunications UltraSector ProFund :: 49

Telecommunications UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select TelecommunicationsSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -18.25%. For the same period, the Index had a total return of -10.31%1 and a volatility of 18.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the telecommunications sector of the U.S. equity market. Component companies include, among others, regional and long-distance carriers; cellular, satellite and paging service providers; producers of equipment including satellites, mobile telephones, fiber optics, switching devices, teleconferencing equipment and connectivity devices for computers.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-18.25%	-1.24%	2.59%
Service	-19.05%	-2.24%	1.56%
Dow Jones U.S. Select TelecommunicationsSM Index	-10.31%	1.32%	5.03%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	4.54%	1.78%
Service	5.54%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	76%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Cisco Systems, Inc.	16.8%
Verizon Communications, Inc.	14.9%
Arista Networks, Inc.	3.8%
Motorola Solutions, Inc.	3.6%
T-Mobile U.S., Inc.	3.5%

Dow Jones U.S. Select TelecommunicationsSM Index – Composition

% of Index
Communications Equipment	52%
Diversified Telecommunication Services	38%
Wireless Telecommunication Services	6%
Household Durables	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: UltraBear ProFund :: Management Discussion of Fund Performance (unaudited)

UltraBear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P 500® (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (-2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -3.36%. For the same period, the Index had a total return of -4.64%1 and a volatility of 20.44%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-3.36%	-30.23%	-29.27%
Service	-4.43%	-30.93%	-29.98%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	2.08%	1.78%
Service	3.08%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(195)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	14%
Consumer Discretionary	11%
Financials	11%
Communication Services	8%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraBull ProFund :: 51

UltraBull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P 500® (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -14.96%. For the same period, the Index had a total return of -4.64%1 and a volatility of 20.44%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-14.96%	17.39%	21.78%
Service	-15.80%	16.22%	20.57%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.51%	1.51%
Service	2.51%	2.51%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	1%
Swap Agreements	132%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.8%
Microsoft Corp.	4.0%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	2.3%
Tesla, Inc.	1.4%

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	14%
Consumer Discretionary	11%
Financials	11%
Communication Services	8%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Real Estate	3%
Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: UltraChina ProFund :: Management Discussion of Fund Performance (unaudited)

UltraChina ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P China Select ADR Index (USD)1 (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -70.93%. For the same period, the Index had a total return of -36.15%2 and a volatility of 56.50%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-70.93%	-26.77%	-5.95%
Service	-71.17%	-27.48%	-6.89%
S&P China Select ADR Index (USD)	-36.15%	-7.37%	2.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.67%	1.67%
Service	2.67%	2.67%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	113%
Total Exposure	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	15.4%
JD.com, Inc.	9.6%
NetEase, Inc.	6.8%
NIO, Inc.	4.5%
China Petroleum & Chemical Corp.	4.4%

S&P China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	51%
Communication Services	20%
Energy	9%
Industrials	5%
Financials	5%
Information Technology	5%
Health Care	3%
Real Estate	2%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	Prior to April 1, 2022, the S&P China Select ADR Index (USD) was known as the S&P/BNY Mellon China Select ADR Index (USD).
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraDow 30 ProFund :: 53

UltraDow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones Industrial Average® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -13.07%. For the same period, the Index had a total return of -4.14%1 and a volatility of 17.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-13.07%	13.15%	18.48%
Service	-13.94%	12.03%	17.30%
Dow Jones Industrial Average®	-4.14%	10.86%	12.31%

Expense Ratios**

Fund	Gross	Net
Investor	1.59%	1.59%
Service	2.59%	2.59%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	12%
Swap Agreements	117%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	7.7%
The Goldman Sachs Group, Inc.	4.8%
The Home Depot, Inc.	4.3%
Microsoft Corp.	4.0%
McDonald’s Corp.	3.8%

Dow Jones Industrial Average® – Composition

% of Index
Health Care	21%
Information Technology	21%
Financials	15%
Industrials	14%
Consumer Discretionary	14%
Consumer Staples	8%
Energy	3%
Communication Services	3%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: UltraEmerging Markets ProFund :: Management Discussion of Fund Performance (unaudited)

UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P Emerging 50 ADR Index (USD)1 (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -47.53%. For the same period, the Index had a total return of -23.07%2 and a volatility of 30.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Brazil, China, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-47.53%	-7.34%	-2.51%
Service	-48.05%	-8.26%	-3.50%
S&P Emerging 50 ADR Index (USD)	-23.07%	1.12%	2.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.70%	1.70%
Service	2.70%	2.70%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	114%
Total Exposure	197%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
HDFC Bank, Ltd.	9.2%
Alibaba Group Holding, Ltd.	7.6%
Infosys, Ltd.	4.1%
ICICI Bank, Ltd.	3.5%

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	29%
Financials	22%
Consumer Discretionary	18%
Materials	10%
Communication Services	10%
Energy	6%
Industrials	2%
Consumer Staples	2%
Health Care	1%

Country Composition
China	28%
Taiwan	24%
India	22%
Brazil	13%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	Prior to April 1, 2022, the S&P Emerging 50 ADR Index (USD) was known as the S&P/BNY Mellon Emerging 50 ADR Index (USD).
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraInternational ProFund :: 55

UltraInternational ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE®”) Index (the “Index”) for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -30.81%. For the same period, the Index had a total return of -14.32%1 and a volatility of 17.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of July 31, 2022, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-30.81%	-2.97%	4.31%
Service	-31.53%	-3.91%	3.29%
MSCI EAFE® Index	-14.32%	2.61%	5.79%

Expense Ratios**

Fund	Gross	Net
Investor	2.31%	1.78%
Service	3.31%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index – Composition

Industry Breakdown	% of Index
Financials	18%
Industrials	15%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	11%
Information Technology	8%
Materials	7%
Communication Services	5%
Energy	5%
Utilities	3%
Real Estate	3%

Country Composition
Japan	22%
United Kingdom	16%
France	11%
Switzerland	10%
Other	41%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: UltraJapan ProFund :: Management Discussion of Fund Performance (unaudited)

UltraJapan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nikkei 225 Stock Average (the “Index”) for a single day, not for any other period. Since the Japanese markets are not open with this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -0.05%. For the same period, the Index has a total return of -14.67%1, as measured in unhedged U.S. dollar terms, or 3.92%1 in local (Japanese yen) terms and a volatility of 20.16%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-0.05%	10.30%	19.17%
Service	-1.04%	9.21%	18.00%
Nikkei 225 Stock Average - USD	-14.67%	4.92%	8.47%
Nikkei 225 Stock Average - JPY	3.92%	8.99%	14.46%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	199%
Swap Agreements	1%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	21%
Information Technology	20%
Industrials	19%
Health Care	12%
Communication Services	11%
Consumer Staples	6%
Materials	6%
Financials	3%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraLatin America ProFund :: 57

UltraLatin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P Latin America 35 ADR Index (USD)1 (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -18.44%. For the same period, the Index had a total return of -5.20%2 and a volatility of 26.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-18.44%	-14.76%	-15.29%
Service	-19.32%	-15.62%	-16.12%
S&P Latin America 35 ADR Index (USD)	-5.20%	-0.85%	-2.46%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	122%
Total Exposure	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A.	13.1%
Petroleo Brasileiro S.A.	11.9%
Itau Unibanco Holding S.A.	5.1%
Sociedad Quimica y Minera de Chile S.A.	4.0%
Ambev S.A.	3.8%

S&P Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Materials	33%
Energy	17%
Financials	16%
Consumer Staples	13%
Communication Services	9%
Utilities	7%
Industrials	5%

Country Composition
Brazil	69%
Mexico	20%
Chile	8%
Colombia	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	Prior to April 1, 2022, the S&P Latin America 35 ADR Index (USD) was known as the S&P/BNY Mellon Latin America 35 ADR Index (USD).
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: UltraMid-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

UltraMid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P MidCap 400® (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -17.57%. For the same period, the Index had a total return of -5.70%1 and a volatility of 22.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-17.57%	8.21%	17.14%
Service	-18.40%	7.13%	15.98%
S&P MidCap 400®	-5.70%	9.06%	12.05%

Expense Ratios**

Fund	Gross	Net
Investor	1.53%	1.53%
Service	2.53%	2.53%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	130%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Targa Resources Corp.	0.5%
Carlisle Cos., Inc.	0.5%
Steel Dynamics, Inc.	0.4%
EQT Corp.	0.4%
Fair Isaac Corp.	0.4%

S&P MidCap 400® – Composition

% of Index
Industrials	18%
Financials	14%
Consumer Discretionary	14%
Information Technology	13%
Health Care	10%
Real Estate	9%
Materials	7%
Energy	5%
Utilities	4%
Consumer Staples	4%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraNasdaq-100 ProFund :: 59

UltraNasdaq-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -31.91%. For the same period, the Index had a total return of -12.80%1 and a volatility of 28.15%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNasdaq-100 ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-31.91%	26.00%	30.28%
Service	-32.60%	24.75%	28.99%
Nasdaq-100 Index®	-12.80%	18.20%	18.54%

Expense Ratios**

Fund	Gross	Net
Investor	1.51%	1.51%
Service	2.51%	2.51%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	3%
Swap Agreements	127%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	9.4%
Microsoft Corp.	7.5%
Alphabet, Inc.	5.1%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.3%

Nasdaq-100® Index – Composition

% of Index
Information Technology	52%
Consumer Discretionary	16%
Communication Services	16%
Consumer Staples	6%
Health Care	6%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: UltraShort China ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort China ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P China Select ADR Index (USD)1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -28.99%. For the same period, the Index had a total return of -36.15%2 and a volatility of 56.50%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-28.99%	-25.17%	-30.13%
Service	-29.58%	-25.91%	-30.84%
S&P China Select ADR Index (USD)	-36.15%	-7.37%	2.67%

Expense Ratios**

Fund	Gross	Net
Investor	4.54%	1.78%
Service	5.54%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	51%
Communication Services	20%
Energy	9%
Industrials	5%
Financials	5%
Information Technology	5%
Health Care	3%
Real Estate	2%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	Prior to April 1, 2022, the S&P China Select ADR Index (USD) was known as the S&P/BNY Mellon China Select ADR Index (USD).

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Dow 30 ProFund :: 61

UltraShort Dow 30 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones Industrial Average® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -0.39%. For the same period, the Index had a total return of -4.14%1 and a volatility of 17.00%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-0.39%	-27.80%	-27.36%
Service	-1.34%	-28.51%	-28.10%
Dow Jones Industrial Average®	-4.14%	10.86%	12.31%

Expense Ratios**

Fund	Gross	Net
Investor	2.47%	1.78%
Service	3.47%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(204)%
Total Exposure	(204)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Health Care	21%
Information Technology	21%
Financials	15%
Industrials	14%
Consumer Discretionary	14%
Consumer Staples	8%
Energy	3%
Communication Services	3%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: UltraShort Emerging Markets ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Emerging Markets ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P Emerging Markets 50 ADR Index (USD)1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 24.75%. For the same period, the Index had a total return of -23.07%2 and a volatility of 30.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Brazil, China, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	24.75%	-19.68%	-19.11%
Service	23.52%	-20.47%	-19.90%
S&P Emerging 50 ADR Index (USD)	-23.07%	1.12%	2.67%

Expense Ratios**

Fund	Gross	Net
Investor	5.39%	1.78%
Service	6.39%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	29%
Financials	22%
Consumer Discretionary	18%
Materials	10%
Communication Services	10%
Energy	6%
Industrials	2%
Consumer Staples	2%
Health Care	1%

Country Composition
China	28%
Taiwan	24%
India	22%
Brazil	13%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	Prior to April 1, 2022, the S&P Emerging 50 ADR Index (USD) was known as the S&P/BNY Mellon Emerging 50 ADR Index (USD).

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort International ProFund :: 63

UltraShort International ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE®") Index (the "Index") for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 18.50%. For the same period, the Index had a total return of -14.32%1 and a volatility of 17.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of July 31, 2022, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	18.50%	-14.77%	-19.15%
Service	17.30%	-15.61%	-19.97%
MSCI EAFE® Index	-14.32%	2.61%	5.79%

Expense Ratios**

Fund	Gross	Net
Investor	3.13%	1.78%
Service	4.13%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(194)%
Total Exposure	(194)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index – Composition

Industry Breakdown	% of Index
Financials	18%
Industrials	15%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	11%
Information Technology	8%
Materials	7%
Communication Services	5%
Energy	5%
Utilities	3%
Real Estate	3%

Country Composition
Japan	22%
United Kingdom	16%
France	11%
Switzerland	10%
Other	41%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: UltraShort Japan ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Japan ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the "Index") for a single day, not for any other period. Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -18.75%. For the same period, the Index had a total return of -14.67%1, as measured in unhedged U.S. Dollar terms, or 3.92%1 in local (Japanese yen) terms and a volatility of 20.16%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-18.75%	-26.42%	-33.23%
Service	-19.71%	-27.18%	-33.89%
Nikkei 225 Stock Average - USD	-14.67%	4.92%	8.47%
Nikkei 225 Stock Average - JPY	3.92%	8.99%	14.46%

Expense Ratios**

Fund	Gross	Net
Investor	8.91%	1.78%
Service	9.91%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(70)%
Swap Agreements	(127)%
Total Exposure	(197)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	21%
Information Technology	20%
Industrials	19%
Health Care	12%
Communication Services	11%
Consumer Staples	6%
Materials	6%
Financials	3%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. "Local (Yen)" returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Latin America ProFund :: 65

UltraShort Latin America ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P Latin America 35 ADR Index (USD)1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -10.61%. For the same period, the Index had a total return of -5.20%2 and a volatility of 26.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-10.61%	-25.46%	-18.97%
Service	-11.44%	-26.22%	-19.77%
S&P Latin America 35 ADR Index (USD)	-5.20%	-0.85%	-2.46%

Expense Ratios**

Fund	Gross	Net
Investor	3.28%	1.78%
Service	4.28%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Materials	33%
Energy	17%
Financials	16%
Consumer Staples	13%
Communication Services	9%
Utilities	7%
Industrials	5%

Country Composition
Brazil	69%
Mexico	20%
Chile	8%
Colombia	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	Prior to April 1, 2022, the S&P Latin America 35 ADR Index (USD) was known as the S&P/BNY Mellon Latin America 35 ADR Index (USD).

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

66 :: UltraShort Mid-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Mid-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P MidCap 400® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -4.48%. For the same period, the Index had a total return of -5.70%1 and a volatility of 22.63%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-4.48%	-28.62%	-29.28%
Service	-5.29%	-29.27%	-29.98%
S&P MidCap 400®	-5.70%	9.06%	12.05%

Expense Ratios**

Fund	Gross	Net
Investor	3.22%	1.78%
Service	4.22%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(187)%
Total Exposure	(204)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Industrials	18%
Financials	14%
Consumer Discretionary	14%
Information Technology	13%
Health Care	10%
Real Estate	9%
Materials	7%
Energy	5%
Utilities	4%
Consumer Staples	4%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Nasdaq-100 ProFund :: 67

UltraShort Nasdaq-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 0.64%. For the same period, the Index had a total return of -12.80%1 and a volatility of 28.15%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Nasdaq-100 ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	0.64%	-40.54%	-37.51%
Service	-0.40%	-41.12%	-38.12%
Nasdaq-100® Index	-12.80%	18.20%	18.54%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(198)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	52%
Consumer Discretionary	16%
Communication Services	16%
Consumer Staples	6%
Health Care	6%
Industrials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

68 :: UltraShort Small-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Small-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 10.87%. For the same period, the Index had a total return of -14.29%1 and a volatility of 25.54%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	10.87%	-28.69%	-29.75%
Service	9.69%	-29.39%	-30.48%
Russell 2000® Index	-14.29%	7.12%	10.60%

Expense Ratios**

Fund	Gross	Net
Investor	2.10%	1.78%
Service	3.10%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Financials	19%
Health Care	17%
Industrials	15%
Information Technology	13%
Consumer Discretionary	10%
Real Estate	7%
Energy	6%
Materials	4%
Utilities	3%
Consumer Staples	3%
Communication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraSmall-Cap ProFund :: 69

UltraSmall-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Russell 2000® Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -32.91%. For the same period, the Index had a total return of -14.29%1 and a volatility of 25.54%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-32.91%	3.01%	13.25%
Service	-33.56%	1.97%	12.11%
Russell 2000® Index	-14.29%	7.12%	10.60%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	18%
Swap Agreements	115%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Biohaven Pharmaceutical Holding Co., Ltd.	0.2%
Shockwave Medical, Inc.	0.2%
Chart Industries, Inc.	0.2%
RBC Bearings, Inc.	0.2%
Halozyme Therapeutics, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Financials	19%
Health Care	17%
Industrials	15%
Information Technology	13%
Consumer Discretionary	10%
Real Estate	7%
Energy	6%
Materials	4%
Utilities	3%
Consumer Staples	3%
Communication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

70 :: U.S. Government Plus ProFund :: Management Discussion of Fund Performance (unaudited)

U.S. Government Plus ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond’s performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of -26.76%. For the same period, the Long Bond, as measured by the Ryan Labs Returns Treasury Yield Curve 30 Year Index1, had a total return of -24.45%2 and a volatility of 22.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.3

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2022, the most recent Long Bond carried a maturity date of 05/15/52 and a 2.875% coupon.

During the year ended July 31, 2022, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	-26.76%	-0.88%	-0.37%
Service	-27.49%	-1.88%	-1.38%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	-24.45%	0.19%	0.69%

Expense Ratios**

Fund	Gross	Net
Investor	1.51%	1.51%
Service	2.51%	2.51%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	124%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 30 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

[2]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Utilities UltraSector ProFund :: 71

Utilities UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. UtilitiesSM Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the return of the Fund’s Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2022, the Fund (Investor Class shares) had a total return of 19.73%. For the same period, the Index had a total return of 15.31%1 and a volatility of 17.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2022, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2012 to July 31, 2022, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/22

Fund	One Year	Five Year	Ten Year
Investor	19.73%	10.14%	12.33%
Service	18.54%	9.10%	11.24%
Dow Jones U.S. UtilitiesSM Index	15.31%	9.97%	10.87%
S&P 500®	-4.64%	12.83%	13.80%

Expense Ratios**

Fund	Gross	Net
Investor	2.06%	1.78%
Service	3.06%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2021. Contractual fee waivers are in effect through November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	80%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	10.1%
Duke Energy Corp.	5.2%
The Southern Co.	5.0%
Dominion Energy, Inc.	4.0%
Sempra Energy	3.2%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	61%
Multi-Utilities	29%
Gas Utilities	4%
Water Utilities	3%
Independent Power and Renewable Electricity Producers	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Expense Examples

74 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2022.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2022.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)*
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period*	Ending Account Value 7/31/22	Expenses Paid During Period*
Access Flex Bear High Yield ProFund – Investor	1.78%	$1,000.00	$1,043.40	$9.02	$1,015.97	$8.90
Access Flex Bear High Yield ProFund – Service	2.78%	1,000.00	1,037.70	14.05	1,011.01	13.86
Access Flex High Yield ProFund – Investor	1.78%	1,000.00	942.00	8.57	1,015.97	8.90
Access Flex High Yield ProFund – Service	2.78%	1,000.00	937.60	13.36	1,011.01	13.86
Banks UltraSector ProFund – Investor	1.92%	1,000.00	705.20	8.12	1,015.27	9.59
Banks UltraSector ProFund – Service	2.92%	1,000.00	701.70	12.32	1,010.71	14.55
Basic Materials UltraSector ProFund – Investor	1.95%	1,000.00	918.00	9.27	1,015.12	9.74
Basic Materials UltraSector ProFund – Service	2.95%	1,000.00	913.60	14.00	1,010.17	14.70
Bear ProFund – Investor	1.63%	1,000.00	1,050.50	8.29	1,016.71	8.15
Bear ProFund – Service	2.63%	1,000.00	1,045.70	13.34	1,011.75	13.12
Biotechnology UltraSector ProFund – Investor	1.54%	1,000.00	947.30	7.44	1,017.16	7.70
Biotechnology UltraSector ProFund – Service	2.54%	1,000.00	942.70	12.23	1,012.20	12.67
Bitcoin Strategy ProFund – Investor	1.32%	1,000.00	610.70	5.27	1,018.25	6.61
Bull ProFund – Investor	1.60%	1,000.00	912.50	7.59	1,016.86	8.00
Bull ProFund – Service	2.60%	1,000.00	908.50	12.30	1,011.90	12.97
Communication Services UltraSector ProFund – Investor	1.78%	1,000.00	647.30	7.27	1,015.97	8.90
Communication Services UltraSector ProFund – Service	2.78%	1,000.00	644.00	11.33	1,011.01	13.86

Expense Examples (unaudited) :: 75

			Actual		Hypothetical (5% return before expenses)*
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period*	Ending Account Value 7/31/22	Expenses Paid During Period*
Consumer Goods UltraSector ProFund – Investor	1.80%	$1,000.00	$872.20	$8.36	$1,015.87	$9.00
Consumer Goods UltraSector ProFund – Service	2.79%	1,000.00	868.00	12.92	1,010.96	13.91
Consumer Services UltraSector ProFund – Investor	1.60%	1,000.00	769.60	7.02	1,016.86	8.00
Consumer Services UltraSector ProFund – Service	2.60%	1,000.00	765.70	11.38	1,011.90	12.97
Europe 30 ProFund – Investor	1.78%	1,000.00	905.80	8.41	1,015.97	8.90
Europe 30 ProFund – Service	2.78%	1,000.00	901.20	13.10	1,011.01	13.86
Falling U.S. Dollar ProFund – Investor	1.78%	1,000.00	903.30	8.40	1,015.97	8.90
Falling U.S. Dollar ProFund – Service	2.78%	1,000.00	898.70	13.09	1,011.01	13.86
Financials UltraSector ProFund – Investor	1.83%	1,000.00	824.90	8.28	1,015.72	9.15
Financials UltraSector ProFund – Service	2.83%	1,000.00	820.60	12.77	1,010.76	14.11
Health Care UltraSector ProFund – Investor	1.72%	1,000.00	989.80	8.49	1,016.27	8.60
Health Care UltraSector ProFund – Service	2.72%	1,000.00	984.90	13.39	1,011.31	13.56
Industrials UltraSector ProFund – Investor	1.82%	1,000.00	876.10	8.47	1,015.77	9.10
Industrials UltraSector ProFund – Service	2.82%	1,000.00	871.80	13.09	1,010.81	14.06
Internet UltraSector ProFund – Investor	1.58%	1,000.00	575.30	6.17	1,016.96	7.90
Internet UltraSector ProFund – Service	2.58%	1,000.00	572.40	10.06	1,012.00	12.87
Large-Cap Growth ProFund – Investor	1.80%	1,000.00	883.00	8.40	1,015.87	9.00
Large-Cap Growth ProFund – Service	2.79%	1,000.00	878.70	13.00	1,010.96	13.91
Large-Cap Value ProFund – Investor	1.55%	1,000.00	946.20	7.48	1,017.11	7.75
Large-Cap Value ProFund – Service	2.55%	1,000.00	941.40	12.27	1,012.15	12.72
Mid-Cap Growth ProFund – Investor	1.95%	1,000.00	935.50	9.36	1,015.12	9.74
Mid-Cap Growth ProFund – Service	2.95%	1,000.00	930.80	14.12	1,010.17	14.70
Mid-Cap ProFund – Investor	1.78%	1,000.00	952.20	8.62	1,015.97	8.90
Mid-Cap ProFund – Service	2.78%	1,000.00	947.60	13.42	1,011.01	13.86
Mid-Cap Value ProFund – Investor	1.78%	1,000.00	968.50	8.69	1,015.97	8.90
Mid-Cap Value ProFund – Service	2.78%	1,000.00	963.70	13.54	1,011.01	13.86
Nasdaq-100 ProFund – Investor	1.54%	1,000.00	857.00	7.09	1,017.16	7.70
Nasdaq-100 ProFund – Service	2.54%	1,000.00	852.80	11.67	1,012.20	12.67
Oil & Gas UltraSector ProFund – Investor	1.50%	1,000.00	1,302.20	8.56	1,017.36	7.50
Oil & Gas UltraSector ProFund – Service	2.50%	1,000.00	1,296.00	14.23	1,012.40	12.47
Oil Equipment & Services UltraSector ProFund – Investor	1.64%	1,000.00	1,037.90	8.29	1,016.66	8.20
Oil Equipment & Services UltraSector ProFund – Service	2.64%	1,000.00	1,032.80	13.31	1,011.70	13.17
Pharmaceuticals UltraSector ProFund – Investor	1.78%	1,000.00	993.10	8.80	1,015.97	8.90
Pharmaceuticals UltraSector ProFund – Service	2.78%	1,000.00	988.10	13.70	1,011.01	13.86
Precious Metals UltraSector ProFund – Investor	1.55%	1,000.00	750.60	6.73	1,017.11	7.75
Precious Metals UltraSector ProFund – Service	2.55%	1,000.00	747.10	11.05	1,012.15	12.72

76 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)*
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period*	Ending Account Value 7/31/22	Expenses Paid During Period*
Real Estate UltraSector ProFund – Investor	1.15%	$1,000.00	$904.60	$5.43	$1,019.09	$5.76
Real Estate UltraSector ProFund – Service	2.15%	1,000.00	900.10	10.13	1,014.13	10.74
Rising Rates Opportunity ProFund – Investor	1.50%	1,000.00	1,223.90	8.27	1,017.36	7.50
Rising Rates Opportunity ProFund – Service	2.50%	1,000.00	1,218.20	13.75	1,012.40	12.47
Rising Rates Opportunity 10 ProFund – Investor	1.78%	1,000.00	1,060.70	9.09	1,015.97	8.90
Rising Rates Opportunity 10 ProFund – Service	2.78%	1,000.00	1,056.00	14.17	1,011.01	13.86
Rising U.S. Dollar ProFund – Investor	1.78%	1,000.00	1,084.60	9.20	1,015.97	8.90
Rising U.S. Dollar ProFund – Service	2.78%	1,000.00	1,078.80	14.33	1,011.01	13.86
Semiconductor UltraSector ProFund – Investor	1.55%	1,000.00	746.90	6.71	1,017.11	7.75
Semiconductor UltraSector ProFund – Service	2.55%	1,000.00	743.10	11.02	1,012.15	12.72
Short Bitcoin Strategy ProFund – Investor(a)	1.88%	1,000.00	826.00	1.88	1,015.47	9.39
Short Nasdaq-100 ProFund – Investor	1.78%	1,000.00	1,081.00	9.18	1,015.97	8.90
Short Nasdaq-100 ProFund – Service	2.78%	1,000.00	1,072.80	14.29	1,011.01	13.86
Short Oil & Gas ProFund – Investor	1.78%	1,000.00	760.60	7.77	1,015.97	8.90
Short Oil & Gas ProFund – Service	2.78%	1,000.00	757.60	12.11	1,011.01	13.86
Short Precious Metals ProFund – Investor	1.78%	1,000.00	1,103.70	9.28	1,015.97	8.90
Short Precious Metals ProFund – Service	2.78%	1,000.00	1,098.10	14.46	1,011.01	13.86
Short Real Estate ProFund – Investor	1.78%	1,000.00	1,022.70	8.93	1,015.97	8.90
Short Real Estate ProFund – Service	2.78%	1,000.00	1,015.90	13.90	1,011.01	13.86
Short Small-Cap ProFund – Investor	1.78%	1,000.00	1,016.50	8.90	1,015.97	8.90
Short Small-Cap ProFund – Service	2.78%	1,000.00	1,011.60	13.87	1,011.01	13.86
Small-Cap Growth ProFund – Investor	1.98%	1,000.00	937.70	9.51	1,014.98	9.89
Small-Cap Growth ProFund – Service	2.98%	1,000.00	933.20	14.28	1,010.02	14.85
Small-Cap ProFund – Investor	1.78%	1,000.00	924.60	8.49	1,015.97	8.90
Small-Cap ProFund – Service	2.78%	1,000.00	920.30	13.24	1,011.01	13.86
Small-Cap Value ProFund – Investor	1.73%	1,000.00	965.50	8.43	1,016.22	8.65
Small-Cap Value ProFund – Service	2.73%	1,000.00	960.70	13.27	1,011.26	13.61
Technology UltraSector ProFund – Investor	1.57%	1,000.00	756.00	6.84	1,017.01	7.85
Technology UltraSector ProFund – Service	2.57%	1,000.00	752.20	11.17	1,012.05	12.82
Telecommunications UltraSector ProFund – Investor	1.78%	1,000.00	839.70	8.12	1,015.97	8.90
Telecommunications UltraSector ProFund – Service	2.78%	1,000.00	835.50	12.65	1,011.01	13.86
UltraBear ProFund – Investor	1.78%	1,000.00	1,073.10	9.15	1,015.97	8.90
UltraBear ProFund – Service	2.78%	1,000.00	1,067.50	14.25	1,011.01	13.86
UltraBull ProFund – Investor	1.52%	1,000.00	812.30	6.83	1,017.26	7.60
UltraBull ProFund – Service	2.52%	1,000.00	808.30	11.30	1,012.30	12.57
UltraChina ProFund – Investor	1.81%	1,000.00	535.10	6.89	1,015.82	9.05
UltraChina ProFund – Service	2.81%	1,000.00	533.00	10.68	1,010.86	14.01

Expense Examples (unaudited) :: 77

			Actual		Hypothetical (5% return before expenses)*
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period*	Ending Account Value 7/31/22	Expenses Paid During Period*
UltraDow 30 ProFund – Investor	1.63%	$1,000.00	$861.20	$7.52	$1,016.71	$8.15
UltraDow 30 ProFund – Service	2.63%	1,000.00	856.90	12.11	1,011.75	13.12
UltraEmerging Markets ProFund – Investor	1.95%	1,000.00	666.20	8.06	1,015.12	9.74
UltraEmerging Markets ProFund – Service	2.95%	1,000.00	663.10	12.16	1,010.17	14.70
UltraInternational ProFund – Investor	1.78%	1,000.00	750.50	7.73	1,015.97	8.90
UltraInternational ProFund – Service	2.78%	1,000.00	746.80	12.04	1,011.01	13.86
UltraJapan ProFund – Investor	1.80%	1,000.00	1,028.60	9.05	1,015.87	9.00
UltraJapan ProFund – Service	2.80%	1,000.00	1,023.60	14.05	1,010.91	13.96
UltraLatin America ProFund – Investor	1.80%	1,000.00	919.80	8.57	1,015.87	9.00
UltraLatin America ProFund – Service	2.80%	1,000.00	914.90	13.29	1,010.91	13.96
UltraMid-Cap ProFund – Investor	1.61%	1,000.00	879.40	7.50	1,016.81	8.05
UltraMid-Cap ProFund – Service	2.61%	1,000.00	874.80	12.13	1,011.85	13.02
UltraNasdaq-100 ProFund – Investor	1.56%	1,000.00	702.20	6.58	1,017.06	7.80
UltraNasdaq-100 ProFund – Service	2.56%	1,000.00	698.60	10.78	1,012.10	12.77
UltraShort China ProFund – Investor	1.78%	1,000.00	574.30	6.95	1,015.97	8.90
UltraShort China ProFund – Service	2.78%	1,000.00	572.20	10.84	1,011.01	13.86
UltraShort Dow 30 ProFund – Investor	1.78%	1,000.00	1,057.70	9.08	1,015.97	8.90
UltraShort Dow 30 ProFund – Service	2.78%	1,000.00	1,051.90	14.14	1,011.01	13.86
UltraShort Emerging Markets ProFund – Investor	1.78%	1,000.00	1,142.60	9.46	1,015.97	8.90
UltraShort Emerging Markets ProFund – Service	2.78%	1,000.00	1,137.30	14.73	1,011.01	13.86
UltraShort International ProFund – Investor	1.78%	1,000.00	1,161.60	9.54	1,015.97	8.90
UltraShort International ProFund – Service	2.78%	1,000.00	1,155.70	14.86	1,011.01	13.86
UltraShort Japan ProFund – Investor	1.78%	1,000.00	857.60	8.20	1,015.97	8.90
UltraShort Japan ProFund – Service	2.78%	1,000.00	852.50	12.77	1,011.01	13.86
UltraShort Latin America ProFund – Investor	1.78%	1,000.00	910.70	8.43	1,015.97	8.90
UltraShort Latin America ProFund – Service	2.78%	1,000.00	907.70	13.15	1,011.01	13.86
UltraShort Mid-Cap ProFund – Investor	1.78%	1,000.00	969.70	8.69	1,015.97	8.90
UltraShort Mid-Cap ProFund – Service	2.78%	1,000.00	965.50	13.55	1,011.01	13.86
UltraShort Nasdaq-100 ProFund – Investor	1.57%	1,000.00	1,086.70	8.12	1,017.01	7.85
UltraShort Nasdaq-100 ProFund – Service	2.57%	1,000.00	1,081.90	13.27	1,012.05	12.82
UltraShort Small-Cap ProFund – Investor	1.78%	1,000.00	1,008.80	8.87	1,015.97	8.90
UltraShort Small-Cap ProFund – Service	2.78%	1,000.00	1,004.10	13.81	1,011.01	13.86
UltraSmall-Cap ProFund – Investor	1.74%	1,000.00	827.00	7.88	1,016.17	8.70
UltraSmall-Cap ProFund – Service	2.74%	1,000.00	823.10	12.39	1,011.21	13.66
U.S. Government Plus ProFund – Investor	1.54%	1,000.00	776.20	6.78	1,017.16	7.70
U.S. Government Plus ProFund – Service	2.54%	1,000.00	772.40	11.16	1,012.20	12.67

78 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)*
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Expenses Paid During Period*	Ending Account Value 7/31/22	Expenses Paid During Period*
Utilities UltraSector ProFund – Investor	1.67%	$1,000.00	$1,101.70	$8.70	$1,016.51	$8.35
Utilities UltraSector ProFund – Service	2.67%	1,000.00	1,096.20	13.88	1,011.55	13.32

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)	The Short Bitcoin Strategy ProFund commenced operations on June 21, 2022. Information shown for this ProFund in the columns above entitled “Actual” reflect values using the expense ratios and rates of return for the 40-day period from June 21, 2022 through July 31, 2022.

Schedules of Portfolio Investments

80 :: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a) (80.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,781,323	$1,781,000	$1,781,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,781,000)		1,781,000
TOTAL INVESTMENT SECURITIES (Cost $1,781,000)—80.3%		1,781,000
Net other assets (liabilities)—19.7%		436,258
NET ASSETS—100.0%		$2,217,258

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	16	10/03/22	$(1,820,250)	$(14,465)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Buy Protection(1)

Underlying Instrument*	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at July 31, 2022(2)	Notional Amount(3)		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 38	Daily	5.00%	6/20/27	4.73%	$2,256,210	**	$(26,419)	$(26,372)	$(47)	$(4,353)

*	As of July 31, 2022, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**	Reflects the notional amount after the default of securities.

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Access Flex High Yield ProFund :: 81

U.S. Treasury Obligation (58.5%)

	Principal Amount	Value
U.S. Treasury Note, 3.25%, 6/30/27	$7,455,000	$7,641,375
TOTAL U.S. TREASURY OBLIGATION (Cost $7,523,526)		7,641,375
Repurchase Agreements(a) (31.5%)
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $4,123,749	4,123,000	4,123,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,123,000)		4,123,000
TOTAL INVESTMENT SECURITIES (Cost $11,646,526)—90.0%		11,764,375
Net other assets (liabilities)—10.0%		1,314,076
NET ASSETS—100.0%		$13,078,451

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	10	10/03/22	$1,137,656	$7,788

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument*	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at July 31, 2022(2)	Notional Amount(3)		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 38	Daily	5.00%	6/20/27	4.69%	$11,523,600	**	$134,869	$230,206	$(95,337)	$20,611

*	As of July 31, 2022, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**	Reflects the notional amount after the default of securities.

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)	The notional amount represents the maximum potential amount the Fund may receive as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

82 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (81.2%)

	Shares	Value
Bank of America Corp. (Banks)	33,837	$1,144,028
Bank OZK (Banks)	539	21,614
BOK Financial Corp. (Banks)	143	12,588
Citigroup, Inc. (Banks)	9,268	481,008
Citizens Financial Group, Inc. (Banks)	2,340	88,850
Comerica, Inc. (Banks)	624	48,528
Commerce Bancshares, Inc. (Banks)	524	36,413
Cullen/Frost Bankers, Inc. (Banks)	272	35,469
East West Bancorp, Inc. (Banks)	678	48,667
F.N.B. Corp. (Banks)	1,609	19,244
Fifth Third Bancorp (Banks)	3,274	111,709
First Citizens BancShares, Inc.—Class A (Banks)	64	48,428
First Financial Bankshares, Inc. (Banks)	613	27,082
First Horizon Corp. (Banks)	2,552	57,072
First Republic Bank (Banks)	856	139,280
Glacier Bancorp, Inc. (Banks)	518	25,947
Home BancShares, Inc. (Banks)	903	21,311
Huntington Bancshares, Inc. (Banks)	6,868	91,276
JPMorgan Chase & Co. (Banks)	14,017	1,617,000
KeyCorp (Banks)	4,449	81,417
M&T Bank Corp. (Banks)	856	151,897
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,228	23,661
Pinnacle Financial Partners, Inc. (Banks)	365	28,872
Popular, Inc. (Banks)	366	28,427
Prosperity Bancshares, Inc. (Banks)	440	32,600
Regions Financial Corp. (Banks)	4,459	94,442
Signature Bank (Banks)	301	55,857
SVB Financial Group* (Banks)	281	113,398
Synovus Financial Corp. (Banks)	694	28,024
TFS Financial Corp. (Thrifts & Mortgage Finance)	227	3,326
The PNC Financial Services Group, Inc. (Banks)	1,974	327,565
Truist Financial Corp. (Banks)	6,354	320,686
U.S. Bancorp (Banks)	6,453	304,582
UMB Financial Corp. (Banks)	205	18,553
Umpqua Holdings Corp. (Banks)	1,035	18,226
United Bankshares, Inc. (Banks)	648	25,104
Valley National Bancorp (Banks)	2,004	23,427
Webster Financial Corp. (Banks)	850	39,483
Wells Fargo & Co. (Banks)	18,089	793,563
Western Alliance Bancorp (Banks)	516	39,412
Wintrust Financial Corp. (Banks)	287	24,693
Zions Bancorp (Banks)	723	39,440
TOTAL COMMON STOCKS (Cost $1,914,315)		6,692,169

Repurchase Agreements(a)(b) (18.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,489,270	$1,489,000	$1,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,489,000)		1,489,000
TOTAL INVESTMENT SECURITIES (Cost $3,403,315)—99.3%		8,181,169
Net other assets (liabilities)—0.7%		58,896
NET ASSETS—100.0%		$8,240,065

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $682,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	8/23/22	2.93%	$3,023,148	$19,880
Dow Jones U.S. Banks Index	UBS AG	8/23/22	2.68%	2,575,101	17,746
				$5,598,249	$37,626

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 83

Banks UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Banks	$6,665,182	80.9%
Thrifts & Mortgage Finance	26,987	0.3%
Other**	1,547,896	18.8%
Total	$8,240,065	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

84 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (77.5%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,109	$275,287
Albemarle Corp. (Chemicals)	586	143,166
Alcoa Corp. (Metals & Mining)	922	46,921
Ashland, Inc. (Chemicals)	254	25,519
Axalta Coating Systems, Ltd.* (Chemicals)	1,040	26,229
Celanese Corp. (Chemicals)	542	63,690
CF Industries Holdings, Inc. (Chemicals)	1,044	99,692
Cleveland-Cliffs, Inc.* (Metals & Mining)	2,388	42,291
Commercial Metals Co. (Metals & Mining)	607	24,049
Corteva, Inc. (Chemicals)	3,621	208,389
Dow, Inc. (Chemicals)	3,642	193,791
DuPont de Nemours, Inc. (Chemicals)	2,544	155,769
Eastman Chemical Co. (Chemicals)	645	61,875
Ecolab, Inc. (Chemicals)	1,243	205,306
Element Solutions, Inc. (Chemicals)	1,090	21,538
FMC Corp. (Chemicals)	630	69,993
Freeport-McMoRan, Inc. (Metals & Mining)	7,250	228,738
Ginkgo Bioworks Holdings, Inc.*(a) (Chemicals)	4,805	13,742
Huntsman Corp. (Chemicals)	996	28,844
Ingevity Corp.* (Chemicals)	194	13,017
International Flavors & Fragrances, Inc. (Chemicals)	1,275	158,164
Linde PLC (Chemicals)	2,518	760,437
LyondellBasell Industries N.V.—Class A (Chemicals)	1,295	115,410
MP Materials Corp.* (Metals & Mining)	372	12,488
NewMarket Corp. (Chemicals)	34	10,567
Newmont Corp. (Metals & Mining)	3,971	179,807
Nucor Corp. (Metals & Mining)	1,331	180,750
Olin Corp. (Chemicals)	694	36,275
PPG Industries, Inc. (Chemicals)	1,182	152,821
Reliance Steel & Aluminum Co. (Metals & Mining)	310	58,978
Royal Gold, Inc. (Metals & Mining)	329	34,469
RPM International, Inc. (Chemicals)	648	58,579
Steel Dynamics, Inc. (Metals & Mining)	897	69,858
Sylvamo Corp. (Paper & Forest Products)	176	6,906
The Chemours Co. (Chemicals)	778	27,689
The Mosaic Co. (Chemicals)	1,811	95,367
The Scotts Miracle-Gro Co.—Class A (Chemicals)	203	18,057
United States Steel Corp. (Metals & Mining)	1,303	30,816
Valvoline, Inc. (Chemicals)	891	28,708
Westlake Chemical Corp. (Chemicals)	167	16,256
TOTAL COMMON STOCKS (Cost $1,599,646)		4,000,248

Repurchase Agreements(b)(c) (17.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $908,165	$908,000	$908,000
TOTAL REPURCHASE AGREEMENTS (Cost $908,000)		908,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	14,412	$14,412
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,412)		14,412
TOTAL INVESTMENT SECURITIES (Cost $2,522,058)—95.4%		4,922,660
Net other assets (liabilities)—4.6%		239,547
NET ASSETS—100.0%		$5,162,207

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $13,739.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $523,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	8/23/22	2.93%	$1,396,287	$60,594
Dow Jones U.S. Basic Materials Index	UBS AG	8/23/22	2.68%	2,295,030	97,534
				$3,691,317	$158,128

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 85

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Chemicals	$3,084,177	59.8%
Metals & Mining	909,165	17.6%
Paper & Forest Products	6,906	0.1%
Other**	1,161,959	22.5%
Total	$5,162,207	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

86 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (102.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $13,023,364	$13,021,000	$13,021,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,021,000)		13,021,000
TOTAL INVESTMENT SECURITIES (Cost $13,021,000)—102.6%		13,021,000
Net other assets (liabilities)—(2.6)%		(331,496)
NET ASSETS—100.0%		$12,689,504

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $1,566,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	9	9/19/22	$(1,860,075)	$(121,143)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/29/22	(2.68)%	$(9,404,670)	$(253,880)
S&P 500	UBS AG	8/29/22	(2.48)%	(1,429,080)	(41,980)
				$(10,833,750)	$(295,860)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 87

Common Stocks (76.1%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	6,574	$263,946
AbbVie, Inc. (Biotechnology)	123,677	17,748,887
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	8,248	121,163
Agilent Technologies, Inc. (Life Sciences Tools & Services)	21,004	2,816,636
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,835	82,721
Alkermes PLC* (Biotechnology)	11,438	292,813
Allogene Therapeutics, Inc.*(a) (Biotechnology)	5,226	67,833
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	8,456	1,201,090
Amgen, Inc. (Biotechnology)	37,388	9,252,409
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	7,400	314,722
Avantor, Inc.* (Life Sciences Tools & Services)	42,717	1,239,647
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	5,248	358,228
Beam Therapeutics, Inc.* (Biotechnology)	3,246	204,433
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	2,943	13,214
Biogen, Inc.* (Biotechnology)	10,250	2,204,365
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	4,425	646,139
BioMarin Pharmaceutical, Inc.* (Biotechnology)	12,948	1,114,175
Bio-Techne Corp. (Life Sciences Tools & Services)	2,746	1,057,979
Blueprint Medicines Corp.* (Biotechnology)	4,169	212,869
Bridgebio Pharma, Inc.* (Biotechnology)	7,546	65,348
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,556	890,920
CRISPR Therapeutics AG* (Biotechnology)	4,987	374,025
Danaher Corp. (Health Care Equipment & Supplies)	45,289	13,200,385
Denali Therapeutics, Inc.* (Biotechnology)	6,540	222,491
Emergent BioSolutions, Inc.* (Biotechnology)	3,130	108,423
Exact Sciences Corp.* (Biotechnology)	12,314	555,361
Exelixis, Inc.* (Biotechnology)	22,448	469,612
Fate Therapeutics, Inc.* (Biotechnology)	5,748	175,486
Gilead Sciences, Inc. (Biotechnology)	87,787	5,245,274
Halozyme Therapeutics, Inc.* (Biotechnology)	9,655	472,130
Horizon Therapeutics PLC* (Pharmaceuticals)	16,089	1,334,904
Illumina, Inc.* (Life Sciences Tools & Services)	10,995	2,382,397
Incyte Corp.* (Biotechnology)	13,177	1,023,589
Intellia Therapeutics, Inc.* (Biotechnology)	4,937	319,720
Ionis Pharmaceuticals, Inc.* (Biotechnology)	9,924	372,745
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	13,247	3,182,856
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	7,641	199,354
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	1,884	319,395
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,587	2,142,022
Mirati Therapeutics, Inc.* (Biotechnology)	3,498	225,271
Moderna, Inc.* (Biotechnology)	24,220	3,974,260
Natera, Inc.* (Biotechnology)	6,269	294,643
Nektar Therapeutics* (Pharmaceuticals)	13,037	51,627
Neurocrine Biosciences, Inc.* (Biotechnology)	6,689	629,636
Novavax, Inc.* (Biotechnology)	5,469	298,115
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	15,704	68,626
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,561	4,398,158
Repligen Corp.* (Life Sciences Tools & Services)	3,608	769,803
Sarepta Therapeutics, Inc.* (Biotechnology)	6,124	569,226
Seagen, Inc.* (Biotechnology)	9,405	1,692,712
Sotera Health Co.* (Life Sciences Tools & Services)	6,928	133,018
Syneos Health, Inc.* (Life Sciences Tools & Services)	7,179	568,146
Twist Bioscience Corp.* (Biotechnology)	3,938	172,248
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	4,894	260,752
United Therapeutics Corp.* (Biotechnology)	3,170	732,492
Vertex Pharmaceuticals, Inc.* (Biotechnology)	17,900	5,019,340
Vir Biotechnology, Inc.* (Biotechnology)	5,188	144,278
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	5,184	1,781,015
TOTAL COMMON STOCKS (Cost $46,990,218)		94,053,072

Repurchase Agreements(b)(c) (23.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $29,211,303	$29,206,000	$29,206,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,206,000)		29,206,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	71,844	$71,844
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $71,844)		71,844
TOTAL INVESTMENT SECURITIES (Cost $76,268,062)—99.8%		123,330,916
Net other assets (liabilities)—0.2%		194,890
NET ASSETS—100.0%		$123,525,806

See accompanying notes to the financial statements.

88 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $67,821.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $16,865,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	8/23/22	2.93%	$49,946,250	$503,242
Dow Jones U.S. Biotechnology Index	UBS AG	8/23/22	2.83%	41,484,156	448,529
				$91,430,406	$951,771

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Biotechnology	$61,278,954	49.6%
Health Care Equipment & Supplies	14,981,400	12.1%
Life Sciences Tools & Services	16,047,959	13.0%
Pharmaceuticals	1,386,531	1.1%
Semiconductors & Semiconductor Equipment	358,228	0.3%
Other**	29,472,734	23.9%
Total	$123,525,806	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2022 :: Consolidated Schedule of Portfolio Investments :: Bitcoin Strategy ProFund :: 89

U.S. Treasury Obligation (67.9%)

	Principal Amount	Value
U.S. Treasury Bills, 1.98%+, 8/18/22^	$16,000,000	$15,984,208
TOTAL U.S. TREASURY OBLIGATION (Cost $15,987,334)		15,984,208
TOTAL INVESTMENT SECURITIES (Cost $15,987,334)—67.9%		15,984,208
Reverse Repurchase Agreements including accrued interest—(67.9)%		(15,988,064)
Net other assets (liabilities)—100.0%		23,551,561
NET ASSETS—100.0%		$23,547,705

+	Reflects the effective yield or interest rate in effect at July 31, 2022.

^	$15,984,208 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	127	8/29/22	$15,233,650	$1,726,327
CME Bitcoin Futures Contracts	69	10/03/22	8,298,975	9,245
			$23,532,625	$1,735,572

See accompanying notes to the financial statements.

90 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (72.6%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	1,600	$174,143
AbbVie, Inc. (Biotechnology)	0.5%	1,614	231,626
Accenture PLC—Class A (IT Services)	0.4%	578	177,018
Adobe, Inc.* (Software)	0.4%	431	176,762
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	1,480	139,816
Alphabet, Inc.—Class A* (Interactive Media & Services)	1.5%	5,500	639,760
Alphabet, Inc.—Class C* (Interactive Media & Services)	1.3%	5,040	587,866
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.5%	7,988	1,077,980
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5.2%	14,037	2,281,153
Bank of America Corp. (Banks)	0.5%	6,473	218,852
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)	1.1%	1,652	496,591
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	1,944	143,428
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	373	199,734
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	1,794	293,820
Cisco Systems, Inc. (Communications Equipment)	0.4%	3,792	172,043
Comcast Corp.—Class A (Media)	0.3%	4,081	153,118
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	405	219,227
Danaher Corp. (Health Care Equipment & Supplies)	0.4%	592	172,549
Eli Lilly & Co. (Pharmaceuticals)	0.5%	720	237,377
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.9%	3,848	372,986
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.3%	3,739	135,763
Johnson & Johnson (Pharmaceuticals)	1.0%	2,405	419,721
JPMorgan Chase & Co. (Banks)	0.7%	2,683	309,510
Linde PLC (Chemicals)	0.3%	459	138,617
Mastercard, Inc.—Class A (IT Services)	0.6%	784	277,371
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	675	177,774
Merck & Co., Inc. (Pharmaceuticals)	0.5%	2,310	206,375
Meta Platforms, Inc.—Class A* (Interactive Media & Services)	0.8%	2,097	333,633
Microsoft Corp. (Software)	4.4%	6,835	1,918,857
NextEra Energy, Inc. (Electric Utilities)	0.3%	1,793	151,491
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.3%	1,158	133,077
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.9%	2,288	415,570
PepsiCo, Inc. (Beverages)	0.5%	1,264	221,149
Pfizer, Inc. (Pharmaceuticals)	0.6%	5,122	258,712
Philip Morris International, Inc. (Tobacco)	0.3%	1,416	137,565
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,022	148,251
Salesforce, Inc.* (Software)	0.4%	908	167,090
Tesla, Inc.* (Automobiles)	1.6%	767	683,742
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	842	150,625
The Coca-Cola Co. (Beverages)	0.5%	3,565	228,767
The Home Depot, Inc. (Specialty Retail)	0.6%	943	283,787
The Procter & Gamble Co. (Household Products)	0.7%	2,190	304,213
The Walt Disney Co.* (Entertainment)	0.4%	1,664	176,551
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	357	213,632
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.1%	857	464,786
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	3,834	177,092
Visa, Inc.—Class A (IT Services)	0.7%	1,502	318,590
Walmart, Inc. (Food & Staples Retailing)	0.4%	1,282	169,288
Wells Fargo & Co. (Banks)	0.3%	3,465	152,010
Other Common Stocks	33.7%	166,000	14,758,299
TOTAL COMMON STOCKS (Cost $12,002,441)			31,797,757

Repurchase Agreements(a)(b) (25.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $11,194,032	$11,192,000	$11,192,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,192,000)		11,192,000
TOTAL INVESTMENT SECURITIES (Cost $23,194,441)—98.1%		42,989,757
Net other assets (liabilities)—1.9%		846,947
NET ASSETS—100.0%		$43,836,704

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $1,425,000.

See accompanying notes to the financial statements.

July 31, 2022 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 91

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	9/19/22	$1,653,400	$89,558

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/29/22	2.93%	$4,155,072	$100,180
S&P 500	UBS AG	8/29/22	2.83%	6,137,611	163,009
				$10,292,683	$263,189

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$514,471	1.2%
Air Freight & Logistics	210,682	0.5%
Airlines	63,405	0.1%
Auto Components	34,331	0.1%
Automobiles	785,071	1.8%
Banks	1,149,318	2.6%
Beverages	569,629	1.3%
Biotechnology	637,759	1.5%
Building Products	133,312	0.3%
Capital Markets	923,157	2.1%
Chemicals	556,630	1.3%
Commercial Services & Supplies	150,354	0.3%
Communications Equipment	250,047	0.6%
Construction & Engineering	18,174	NM
Construction Materials	40,073	0.1%
Consumer Finance	166,509	0.4%
Containers & Packaging	98,186	0.2%
Distributors	46,007	0.1%
Diversified Financial Services	496,591	1.1%
Diversified Telecommunication Services	309,208	0.7%
Electric Utilities	605,199	1.4%
Electrical Equipment	171,750	0.4%
Electronic Equipment, Instruments & Components	206,090	0.5%
Energy Equipment & Services	93,822	0.2%
Entertainment	419,817	1.0%
Equity Real Estate Investment Trusts (REITs)	896,839	2.0%
Food & Staples Retailing	481,847	1.1%
Food Products	339,692	0.8%
Gas Utilities	15,417	NM
Health Care Equipment & Supplies	1,039,901	2.4%
Health Care Providers & Services	1,069,996	2.4%
Hotels, Restaurants & Leisure	588,567	1.3%
Household Durables	100,782	0.2%
Household Products	440,534	1.0%
Independent Power and Renewable Electricity Producers	13,554	NM
Industrial Conglomerates	310,688	0.7%
Insurance	645,549	1.5%
Interactive Media & Services	1,609,394	3.7%
Internet & Direct Marketing Retail	1,114,911	2.5%
IT Services	1,400,987	3.2%
Leisure Products	9,446	NM
Life Sciences Tools & Services	425,568	1.0%
Machinery	504,905	1.1%
Media	261,379	0.6%
Metals & Mining	107,631	0.2%
Multiline Retail	155,096	0.4%
Multi-Utilities	293,091	0.7%
Oil, Gas & Consumable Fuels	1,296,759	3.0%
Personal Products	57,897	0.1%
Pharmaceuticals	1,380,773	3.1%
Professional Services	96,082	0.2%
Real Estate Management & Development	25,515	0.1%
Road & Rail	288,909	0.7%
Semiconductors & Semiconductor Equipment	1,754,921	4.0%
Software	2,846,980	6.5%
Specialty Retail	657,472	1.5%
Technology Hardware, Storage & Peripherals	2,373,096	5.4%
Textiles, Apparel & Luxury Goods	161,974	0.4%
Tobacco	210,109	0.5%
Trading Companies & Distributors	69,135	0.2%
Water Utilities	25,803	0.1%
Wireless Telecommunication Services	76,966	0.2%
Other**	12,038,947	27.4%
Total	$43,836,704	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

92 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (76.6%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,137	$170,853
Alphabet, Inc.*—Class A (Interactive Media & Services)	3,920	455,974
Alphabet, Inc.*—Class C (Interactive Media & Services)	3,620	422,237
AT&T, Inc. (Diversified Telecommunication Services)	7,903	148,418
Charter Communications, Inc.*—Class A (Media)	345	149,074
Comcast Corp.—Class A (Media)	3,928	147,379
DISH Network Corp.*—Class A (Media)	851	14,782
Electronic Arts, Inc. (Entertainment)	955	125,325
Fox Corp.—Class A (Media)	1,060	35,097
Fox Corp.—Class B (Media)	489	15,110
Live Nation Entertainment, Inc.* (Entertainment)	463	43,517
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,165	34,467
Match Group, Inc.* (Interactive Media & Services)	971	71,184
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	3,913	622,558
Netflix, Inc.* (Entertainment)	893	200,836
News Corp.—Class A (Media)	1,321	22,642
News Corp.—Class B (Media)	407	7,033
Omnicom Group, Inc. (Media)	698	48,748
Paramount Global—Class B (Media)	2,072	49,003
Take-Two Interactive Software, Inc.* (Entertainment)	537	71,276
The Interpublic Group of Cos., Inc. (Media)	1,338	39,966
The Walt Disney Co.* (Entertainment)	1,644	174,428
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,252	179,111
Twitter, Inc.* (Interactive Media & Services)	2,596	108,020
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,216	148,547
Warner Bros Discovery, Inc.* (Entertainment)	7,522	112,830
TOTAL COMMON STOCKS (Cost $3,140,046)		3,618,415

Repurchase Agreements(a)(b) (22.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,080,196	$1,080,000	$1,080,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,080,000)		1,080,000
TOTAL INVESTMENT SECURITIES (Cost $4,220,046)—99.4%		4,698,415
Net other assets (liabilities)—0.6%		30,476
NET ASSETS—100.0%		$4,728,891

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $717,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	8/23/22	2.93%	$2,183,878	$16,219
S&P Communication Services Select Sector Index	UBS AG	8/23/22	2.68%	1,284,444	9,892
				$3,468,322	$26,111

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 93

Communication Services UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Diversified Telecommunication Services	$331,432	7.0%
Entertainment	899,065	19.0%
Interactive Media & Services	1,679,973	35.6%
Media	528,834	11.2%
Wireless Telecommunication Services	179,111	3.8%
Other**	1,110,476	23.4%
Total	$4,728,891	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

94 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (74.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	723	$57,805
Altria Group, Inc. (Tobacco)	1,676	73,509
Aptiv PLC* (Auto Components)	251	26,327
Archer-Daniels-Midland Co. (Food Products)	520	43,041
Autoliv, Inc. (Auto Components)	73	6,278
Beyond Meat, Inc.*(a) (Food Products)	56	1,791
BorgWarner, Inc. (Auto Components)	222	8,538
Brown-Forman Corp.—Class B (Beverages)	169	12,543
Brunswick Corp. (Leisure Products)	69	5,528
Bunge, Ltd. (Food Products)	140	12,926
Callaway Golf Co.* (Leisure Products)	110	2,525
Campbell Soup Co. (Food Products)	187	9,228
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	137	6,669
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	36	2,933
Church & Dwight Co., Inc. (Household Products)	225	19,793
Colgate-Palmolive Co. (Household Products)	776	61,102
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	31	2,294
Conagra Brands, Inc. (Food Products)	445	15,223
Constellation Brands, Inc.—Class A (Beverages)	150	36,947
Coty, Inc.*—Class A (Personal Products)	320	2,342
Cricut, Inc.*—Class A (Household Durables)	45	303
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	57	4,083
D.R. Horton, Inc. (Household Durables)	297	23,176
Darling Ingredients, Inc.* (Food Products)	149	10,323
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	25	7,830
Electronic Arts, Inc. (Entertainment)	261	34,251
Energizer Holdings, Inc. (Household Products)	61	1,801
Flowers Foods, Inc. (Food Products)	186	5,284
Ford Motor Co. (Automobiles)	3,658	53,736
Fox Factory Holding Corp.* (Auto Components)	38	3,597
Freshpet, Inc.* (Food Products)	44	2,351
General Mills, Inc. (Food Products)	558	41,734
General Motors Co.* (Automobiles)	1,351	48,987
Gentex Corp. (Auto Components)	218	6,152
Genuine Parts Co. (Distributors)	131	20,026
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	325	3,634
Harley-Davidson, Inc. (Automobiles)	137	5,180
Hasbro, Inc. (Leisure Products)	121	9,525
Helen of Troy, Ltd.* (Household Durables)	22	2,943
Herbalife Nutrition, Ltd.* (Personal Products)	90	2,197
Hormel Foods Corp. (Food Products)	263	12,976
Ingredion, Inc. (Food Products)	61	5,550
Kellogg Co. (Food Products)	234	17,297
Keurig Dr Pepper, Inc. (Beverages)	683	26,459
Kimberly-Clark Corp. (Household Products)	312	41,118
Lamb Weston Holding, Inc. (Food Products)	134	10,674
Lancaster Colony Corp. (Food Products)	19	2,515
Lear Corp. (Auto Components)	56	8,464
Leggett & Platt, Inc. (Household Durables)	123	4,876
Lennar Corp.—Class A (Household Durables)	239	20,315
Lennar Corp.—Class B (Household Durables)	13	882
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	91	1,722
Lucid Group, Inc.*(a) (Automobiles)	527	9,618
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	109	33,846
Luminar Technologies, Inc.* (Auto Components)	205	1,386
Mattel, Inc.* (Leisure Products)	327	7,586
McCormick & Co., Inc. (Food Products)	232	20,265
Mohawk Industries, Inc.* (Household Durables)	48	6,167
Molson Coors Beverage Co.—Class B (Beverages)	174	10,397
Mondelez International, Inc.—Class A (Food Products)	1,282	82,100
Monster Beverage Corp.* (Beverages)	348	34,668
National Beverage Corp. (Beverages)	22	1,192
Newell Brands, Inc. (Household Durables)	342	6,912
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,175	135,032
NVR, Inc.* (Household Durables)	3	13,179
Olaplex Holdings, Inc.* (Personal Products)	67	1,152
Peloton Interactive, Inc.*—Class A (Leisure Products)	286	2,714
PepsiCo, Inc. (Beverages)	1,280	223,949
Performance Food Group Co.* (Food & Staples Retailing)	143	7,108
Philip Morris International, Inc. (Tobacco)	1,436	139,508
Pilgrim's Pride Corp.* (Food Products)	45	1,412
Playtika Holding Corp.* (Entertainment)	97	1,190
Polaris, Inc. (Leisure Products)	52	6,099
Pool Corp. (Distributors)	36	12,877
Post Holdings, Inc.* (Food Products)	51	4,434
PulteGroup, Inc. (Household Durables)	221	9,640
PVH Corp. (Textiles, Apparel & Luxury Goods)	62	3,839
QuantumScape Corp.* (Auto Components)	241	2,608
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	42	4,142
Reynolds Consumer Products, Inc. (Household Products)	51	1,482
Rivian Automotive, Inc.*—Class A (Automobiles)	149	5,111
ROBLOX Corp.*—Class A (Entertainment)	40	1,717
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	124	4,707
Stanley Black & Decker, Inc. (Machinery)	141	13,724
Take-Two Interactive Software, Inc.* (Entertainment)	147	19,511
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	233	7,836
Tempur Sealy International, Inc. (Household Durables)	163	4,479
Tesla, Inc.* (Automobiles)	778	693,547
The Boston Beer Co., Inc.*—Class A (Beverages)	7	2,663
The Clorox Co. (Household Products)	114	16,170
The Coca-Cola Co. (Beverages)	3,614	231,909
The Estee Lauder Co., Inc. (Personal Products)	214	58,444
The Hain Celestial Group, Inc.* (Food Products)	85	1,934
The Hershey Co. (Food Products)	136	31,003
The JM Smucker Co.—Class A (Food Products)	100	13,232
The Kraft Heinz Co. (Food Products)	657	24,197
The Procter & Gamble Co. (Household Products)	2,223	308,797
Thor Industries, Inc. (Automobiles)	51	4,301
Toll Brothers, Inc. (Household Durables)	102	5,016
TopBuild Corp.* (Household Durables)	30	6,352
Tyson Foods, Inc.—Class A (Food Products)	269	23,675

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 95

Common Stocks, continued

	Shares	Value
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	177	$1,639
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	188	1,553
US Foods Holding Corp.* (Food & Staples Retailing)	207	6,521
VF Corp. (Textiles, Apparel & Luxury Goods)	299	13,359
Whirlpool Corp. (Household Durables)	53	9,162
YETI Holdings, Inc.* (Leisure Products)	80	4,062
TOTAL COMMON STOCKS (Cost $989,786)		3,146,426

Repurchase Agreements(b)(c) (21.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $911,165	$911,000	$911,000
TOTAL REPURCHASE AGREEMENTS (Cost $911,000)		911,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	11,636	$11,636
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,636)		11,636
TOTAL INVESTMENT SECURITIES (Cost $1,912,422)—96.7%		4,069,062
Net other assets (liabilities)—3.3%		137,070
NET ASSETS—100.0%		$4,206,132

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $11,359.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $507,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	8/23/22	2.93%	$1,773,629	$63,762
Dow Jones U.S. Consumer Goods Index	UBS AG	8/23/22	2.68%	1,391,869	46,606
				$3,165,498	$110,368

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

96 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Auto Components	$63,350	1.5%
Automobiles	820,481	19.4%
Beverages	580,727	13.8%
Distributors	32,903	0.8%
Entertainment	114,473	2.7%
Food & Staples Retailing	13,629	0.3%
Food Products	393,165	9.4%
Household Durables	113,402	2.7%
Household Products	450,264	10.7%
Leisure Products	38,039	0.9%
Machinery	13,723	0.3%
Personal Products	64,135	1.5%
Textiles, Apparel & Luxury Goods	235,118	5.6%
Tobacco	213,017	5.1%
Other**	1,059,706	25.3%
Total	$4,206,132	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 97

Common Stocks (77.6%)

	Shares	Value
ADT, Inc. (Commercial Services & Supplies)	1,236	$9,023
Advance Auto Parts, Inc. (Specialty Retail)	328	63,507
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,055	228,064
Alaska Air Group, Inc.* (Airlines)	678	30,056
Albertsons Cos., Inc.—Class A (Food & Staples Retailing)	573	15,385
Altice USA, Inc.* (Media)	1,221	12,833
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	47,040	6,348,047
AMC Entertainment Holdings, Inc.*(a) (Entertainment)	2,778	40,448
AMERCO (Road & Rail)	53	28,465
American Airlines Group, Inc.* (Airlines)	3,492	47,875
American Eagle Outfitters, Inc. (Specialty Retail)	828	9,969
AmerisourceBergen Corp. (Health Care Providers & Services)	811	118,350
Aramark (Hotels, Restaurants & Leisure)	1,383	46,192
AutoNation, Inc.* (Specialty Retail)	191	22,679
AutoZone, Inc.* (Specialty Retail)	107	228,701
Bath & Body Works, Inc. (Specialty Retail)	1,282	45,562
Best Buy Co., Inc. (Specialty Retail)	1,088	83,765
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	725	49,083
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	218	421,980
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	430	23,869
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	319	29,881
Burlington Stores, Inc.* (Specialty Retail)	355	50,101
Cable One, Inc. (Media)	26	35,794
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,152	52,635
Cardinal Health, Inc. (Health Care Providers & Services)	1,465	87,255
CarMax, Inc.* (Specialty Retail)	863	85,903
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	5,245	47,520
Carvana Co.* (Specialty Retail)	534	15,566
Casey's General Stores, Inc. (Food & Staples Retailing)	200	40,530
Charter Communications, Inc.*—Class A (Media)	623	269,198
Chegg, Inc.* (Diversified Consumer Services)	677	14,420
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	150	234,633
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	177	21,394
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	184	38,603
Comcast Corp.—Class A (Media)	24,034	901,756
ContextLogic, Inc.*—Class A (Internet & Direct Marketing Retail)	1,868	2,802
Copart, Inc.* (Commercial Services & Supplies)	1,149	147,187
Costco Wholesale Corp. (Food & Staples Retailing)	2,383	1,289,918
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	125	11,884
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	671	83,533
Delta Air Lines, Inc.* (Airlines)	3,446	109,583
Dick's Sporting Goods, Inc.(a) (Specialty Retail)	312	29,200
DISH Network Corp.*—Class A (Media)	1,348	23,415
Dollar General Corp. (Multiline Retail)	1,230	305,569
Dollar Tree, Inc.* (Multiline Retail)	1,210	200,086
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	194	76,069
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	1,928	26,471
Dutch Bros, Inc.*(a)—Class A (Hotels, Restaurants & Leisure)	147	5,511
Endeavor Group Holdings, Inc.*—Class A (Entertainment)	214	4,877
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	815	86,431
Five Below, Inc.* (Specialty Retail)	298	37,867
Floor & Decor Holdings, Inc.* (Specialty Retail)	569	45,844
Foot Locker, Inc. (Specialty Retail)	449	12,738
Fox Corp.—Class A (Media)	1,676	55,492
Fox Corp.—Class B (Media)	777	24,009
Frontdoor, Inc.* (Diversified Consumer Services)	442	11,832
GameStop Corp.*(a)—Class A (Specialty Retail)	1,328	45,165
Grand Canyon Education, Inc.* (Diversified Consumer Services)	174	16,716
H&R Block, Inc. (Diversified Consumer Services)	858	34,286
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,496	191,593
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	276	22,839
IAA, Inc.* (Commercial Services & Supplies)	720	27,166
JetBlue Airways Corp.* (Airlines)	1,725	14,525
Joby Aviation, Inc.*(a) (Airlines)	1,435	7,950
Kohl's Corp. (Multiline Retail)	691	20,136
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,849	69,689
Liberty Broadband Corp.*—Class A (Media)	113	12,196
Liberty Broadband Corp.*—Class C (Media)	703	76,578
Liberty Media Corp-Liberty Formula One*—Class A (Entertainment)	117	7,253
Liberty Media Corp-Liberty Formula One*—Class C (Entertainment)	1,104	74,818
Liberty Media Corp-Liberty SiriusXM*—Class A (Media)	431	17,175
Liberty Media Corp-Liberty SiriusXM*—Class C (Media)	847	33,728
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	514	26,183
Lithia Motors, Inc. (Specialty Retail)	156	41,384
Live Nation Entertainment, Inc.* (Entertainment)	736	69,177
LKQ Corp. (Distributors)	1,399	76,721
Lowe's Cos., Inc. (Specialty Retail)	3,554	680,699
Lyft, Inc.* (Road & Rail)	1,624	22,509
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,478	234,759
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	223	30,533
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,976	1,047,160
MGM Resorts International (Hotels, Restaurants & Leisure)	1,901	62,220
Murphy USA, Inc. (Specialty Retail)	120	34,123
National Vision Holdings, Inc.* (Specialty Retail)	438	12,763
Netflix, Inc.* (Entertainment)	2,388	537,061
News Corp.—Class A (Media)	2,088	35,788

See accompanying notes to the financial statements.

98 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
News Corp.—Class B (Media)	647	$11,180
Nexstar Media Group, Inc.—Class A (Media)	217	40,876
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,253	27,374
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	314	18,510
Omnicom Group, Inc. (Media)	1,106	77,243
O'Reilly Automotive, Inc.* (Specialty Retail)	353	248,367
Paramount Global—Class A (Media)	48	1,298
Paramount Global—Class B (Media)	3,271	77,359
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	879	30,369
Penske Automotive Group, Inc. (Specialty Retail)	159	18,204
Petco Health & Wellness Co., Inc.* (Specialty Retail)	440	6,125
Pinterest, Inc.*—Class A (Interactive Media & Services)	3,090	60,193
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	457	36,016
Qurate Retail, Inc.—Class A (Internet & Direct Marketing Retail)	1,848	5,045
RH* (Specialty Retail)	95	26,546
Roku, Inc.* (Entertainment)	644	42,195
Rollins, Inc. (Commercial Services & Supplies)	1,218	46,978
Ross Stores, Inc. (Specialty Retail)	1,889	153,500
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,206	46,684
Service Corp. International (Diversified Consumer Services)	853	63,515
Sirius XM Holdings, Inc.(a) (Media)	4,867	32,512
Southwest Airlines Co.* (Airlines)	3,188	121,526
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	589	16,280
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,166	522,753
Stitch Fix, Inc.*—Class A (Internet & Direct Marketing Retail)	446	2,663
Sysco Corp. (Food & Staples Retailing)	2,739	232,541
Target Corp. (Multiline Retail)	2,486	406,162
TEGNA, Inc. (Media)	1,190	24,919
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	653	29,189
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	366	31,923
The Gap, Inc. (Specialty Retail)	1,133	10,899
The Home Depot, Inc. (Specialty Retail)	5,555	1,671,723
The Interpublic Group of Cos., Inc. (Media)	2,116	63,205
The Kroger Co. (Food & Staples Retailing)	3,527	163,794
The Madison Square Garden Sports Corp.*—Class A (Entertainment)	92	14,148
The New York Times Co.—Class A (Media)	896	28,627
The TJX Cos., Inc. (Specialty Retail)	6,314	386,165
The Walt Disney Co.* (Entertainment)	9,792	1,038,930
The Wendy's Co. (Hotels, Restaurants & Leisure)	921	19,369
Tractor Supply Co. (Specialty Retail)	601	115,079
TripAdvisor, Inc.* (Interactive Media & Services)	539	10,246
Uber Technologies, Inc.* (Road & Rail)	9,079	212,902
Ulta Beauty, Inc.* (Specialty Retail)	281	109,284
United Airlines Holdings , Inc.* (Airlines)	1,757	64,570
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	218	51,694
Victoria's Secret & Co.* (Specialty Retail)	365	13,490
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,854	152,695
Walmart, Inc. (Food & Staples Retailing)	7,547	996,581
Warner Bros Discovery, Inc.* (Entertainment)	11,873	178,095
Warner Music Group Corp.—Class A (Entertainment)	620	18,600
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	428	23,073
Williams-Sonoma, Inc. (Specialty Retail)	376	54,302
World Wrestling Entertainment, Inc.—Class A (Entertainment)	232	16,080
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	495	34,358
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	567	35,993
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,533	187,854
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	1,626	61,610
TOTAL COMMON STOCKS (Cost $7,427,667)		24,163,664

Repurchase Agreements(b)(c) (20.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $6,249,134	$6,248,000	$6,248,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,248,000)		6,248,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	163,426	$163,426
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $163,426)		163,426
TOTAL INVESTMENT SECURITIES (Cost $13,839,093)—98.2%		30,575,090
Net other assets (liabilities)—1.8%		549,956
NET ASSETS—100.0%		$31,125,046

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $155,715.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $4,233,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 99

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	8/23/22	2.93%	$11,055,920	$348,143
Dow Jones U.S. Consumer Services Index	UBS AG	8/23/22	2.68%	11,511,075	317,021
				$22,566,995	$665,164

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Airlines	$396,085	1.3%
Commercial Services & Supplies	230,354	0.7%
Distributors	76,721	0.2%
Diversified Consumer Services	199,838	0.6%
Entertainment	2,041,682	6.6%
Food & Staples Retailing	2,956,807	9.5%
Health Care Providers & Services	205,605	0.7%
Hotels, Restaurants & Leisure	4,114,152	13.2%
Interactive Media & Services	132,049	0.4%
Internet & Direct Marketing Retail	6,381,631	20.5%
Media	1,855,181	6.0%
Multiline Retail	950,463	3.1%
Road & Rail	263,876	0.8%
Specialty Retail	4,359,220	14.0%
Other**	6,961,382	22.4%
Total	$31,125,046	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

100 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (100.1%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	3,633	$194,511
ArcelorMittal SANYS—Class A (Metals & Mining)	4,037	99,270
Argenx SE*ADR (Biotechnology)	634	230,908
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	115	66,061
AstraZeneca PLCADR (Pharmaceuticals)	2,941	194,783
Barclays PLCADR (Banks)	16,550	128,925
BP PLCADR (Oil, Gas & Consumable Fuels)	7,496	220,232
British American Tobacco PLCADR (Tobacco)	4,613	180,691
Diageo PLCADR (Beverages)	1,038	198,673
Endava PLC*ADR (IT Services)	807	82,314
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	5,824	223,700
GSK PLCADR (Pharmaceuticals)	4,094	172,653
Haleon PLC*ADR (Personal Products)	1,101	7,763
HSBC Holdings PLCADR (Banks)	6,920	217,289
ING Groep N.V.ADR(a) (Banks)	13,205	128,485
Jumia Technologies AG*ADR(a) (Internet & Direct Marketing Retail)	25,257	139,166
National Grid PLCADR (Multi-Utilities)	2,018	140,473
Nokia Corp.ADR (Communications Equipment)	23,989	124,263
NOVO Nordisk A/SADR (Pharmaceuticals)	2,018	234,209
Oatly Group AB*ADR(a) (Food Products)	20,759	77,223
RELX PLCADR (Professional Services)	5,130	151,438
Rio Tinto PLCADR(a) (Metals & Mining)	2,941	179,489
Ryanair Holdings PLC*ADR (Airlines)	1,442	105,266
SanofiADR (Pharmaceuticals)	3,345	166,247
SAP SEADR (Software)	2,018	188,098
Shell PLCADR (Oil, Gas & Consumable Fuels)	4,037	215,495
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	14,186	106,963
Tenaris S.A.ADR (Energy Equipment & Services)	3,920	109,995
Ternium S.A.ADR (Metals & Mining)	2,422	85,811
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	4,498	229,667
Vodafone Group PLCADR (Wireless Telecommunication Services)	8,765	129,371
TOTAL COMMON STOCKS (Cost $3,882,585)		4,729,432

Collateral for Securities Loaned(b) (14.1%)
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(c)	667,402	667,402
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $667,402)		667,402
TOTAL INVESTMENT SECURITIES (Cost $4,549,987)—114.2%		5,396,834
Net other assets (liabilities)—(14.2)%		(669,923)
NET ASSETS—100.0%		$4,726,911

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $657,469.

(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

ADR	American Depositary Receipt

NYS	New York Shares

Europe 30 ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Airlines	$105,266	2.2%
Banks	474,697	10.0%
Beverages	393,184	8.3%
Biotechnology	230,909	4.9%
Communications Equipment	231,226	4.9%
Energy Equipment & Services	109,995	2.3%
Food Products	77,224	1.6%
Internet & Direct Marketing Retail	139,166	3.0%
IT Services	82,314	1.8%
Metals & Mining	364,571	7.7%
Multi-Utilities	140,473	3.0%
Oil, Gas & Consumable Fuels	889,095	18.8%
Personal Products	7,763	0.1%
Pharmaceuticals	767,890	16.3%
Professional Services	151,438	3.2%
Semiconductors & Semiconductor Equipment	66,061	1.4%
Software	188,098	4.0%
Tobacco	180,691	3.8%
Wireless Telecommunication Services	129,371	2.8%
Other**	(2,521)	(0.1)%
Total	$4,726,911	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2022:

	Value	% of Net Assets
Belgium	$194,511	4.1%
Denmark	234,209	5.0%
Finland	124,263	2.6%
France	395,914	8.4%
Germany	327,264	6.9%
Ireland	105,266	2.2%
Luxembourg	295,076	6.3%
Netherlands	640,949	13.6%
Norway	223,700	4.7%
Sweden	184,186	3.9%
United Kingdom	2,004,094	42.4%
Other**	(2,521)	(0.1)%
Total	$4,726,911	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 101

Repurchase Agreements(a)(b) (97.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $734,133	$734,000	$734,000
TOTAL REPURCHASE AGREEMENTS (Cost $734,000)		734,000
TOTAL INVESTMENT SECURITIES (Cost $734,000)—97.5%		734,000
Net other assets (liabilities)—2.5%		19,105
NET ASSETS—100.0%		$753,105

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $319,000.

As of July 31, 2022, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$23,262	British pound	19,179	8/5/22	$23,355	$(93)
U.S. dollar	17,352	Canadian dollar	22,320	8/5/22	17,432	(80)
U.S. dollar	109,545	Euro	107,520	8/5/22	109,913	(368)
U.S. dollar	27,461	Japanese yen	3,696,311	8/5/22	27,733	(272)
U.S. dollar	7,831	Swedish krona	80,600	8/5/22	7,939	(108)
U.S. dollar	6,680	Swiss franc	6,408	8/5/22	6,736	(56)
Total Short Contracts	$192,131				$193,108	$(977)

Long:
British pound	56,311	U.S. dollar	$67,046	8/5/22	$68,572	$1,526
Canadian dollar	82,876	U.S. dollar	63,462	8/5/22	64,726	1,264
Euro	275,224	U.S. dollar	280,650	8/5/22	281,349	699
Japanese yen	6,889,348	U.S. dollar	50,841	8/5/22	51,691	850
Swedish krona	132,108	U.S. dollar	12,530	8/5/22	13,012	482
Swiss franc	14,672	U.S. dollar	15,137	8/5/22	15,423	286
Total Long Contracts			$489,666		$494,773	$5,107

As of July 31, 2022, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$34,890	British pound	29,151	8/5/22	$35,498	$(608)
U.S. dollar	27,245	Canadian dollar	35,140	8/5/22	27,445	(200)
U.S. dollar	169,044	Euro	166,213	8/5/22	169,912	(868)
U.S. dollar	39,925	Japanese yen	5,509,435	8/5/22	41,338	(1,413)
U.S. dollar	12,724	Swedish krona	130,861	8/5/22	12,889	(165)
U.S. dollar	10,595	Swiss franc	10,302	8/5/22	10,829	(234)
Total Short Contracts	$294,423				$297,911	$(3,488)

Long:
British pound	66,307	U.S. dollar	$79,262	8/5/22	$80,744	$1,482
Canadian dollar	62,216	U.S. dollar	47,957	8/5/22	48,591	634
Euro	421,120	U.S. dollar	428,193	8/5/22	430,492	2,299
Japanese yen	15,963,374	U.S. dollar	116,962	8/5/22	119,774	2,812
Swedish krona	400,058	U.S. dollar	38,220	8/5/22	39,404	1,184
Swiss franc	28,051	U.S. dollar	28,912	8/5/22	29,487	575
Total Long Contracts			$739,506		$748,492	$8,986
			Total unrealized appreciation			$14,093
			Total unrealized (depreciation)			(4,465)
			Total net unrealized appreciation/(depreciation)			$9,628

See accompanying notes to the financial statements.

102 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (72.2%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	25	$3,160
Aflac, Inc. (Insurance)	388	22,232
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	343	4,325
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	97	16,081
Alleghany Corp.* (Insurance)	9	7,537
Ally Financial, Inc. (Consumer Finance)	212	7,011
American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	91	5,944
American Express Co. (Consumer Finance)	399	61,453
American Financial Group, Inc. (Insurance)	43	5,748
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts (REITs))	194	7,349
American International Group, Inc. (Insurance)	519	26,869
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	304	82,333
Americold Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	176	5,764
Ameriprise Financial, Inc. (Capital Markets)	72	19,434
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,022	7,031
Aon PLC (Insurance)	139	40,455
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	103	4,670
Apollo Global Management, Inc. (Diversified Financial Services)	245	13,990
Arch Capital Group, Ltd.* (Insurance)	246	10,922
Ares Management Corp.—Class A (Capital Markets)	112	8,025
Arthur J. Gallagher & Co. (Insurance)	138	24,701
Assurant, Inc. (Insurance)	35	6,152
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	92	19,682
Axis Capital Holdings, Ltd. (Insurance)	51	2,575
Bank of America Corp. (Banks)	4,643	156,980
Bank OZK (Banks)	74	2,967
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,185	356,210
BlackRock, Inc.—Class A (Capital Markets)	93	62,234
Blackstone Group, Inc.—Class A (Capital Markets)	459	46,850
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts (REITs))	112	3,469
Blue Owl Capital, Inc. (Capital Markets)	227	2,590
BOK Financial Corp. (Banks)	20	1,761
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	93	8,478
Brighthouse Financial, Inc.* (Insurance)	49	2,128
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	196	4,543
Brown & Brown, Inc. (Insurance)	153	9,960
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	70	9,877
Capital One Financial Corp. (Consumer Finance)	257	28,226
Cboe Global Markets, Inc. (Capital Markets)	70	8,637
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	214	18,323
Chubb, Ltd. (Insurance)	277	52,253
Cincinnati Financial Corp. (Insurance)	98	9,539
Citigroup, Inc. (Banks)	1,272	66,017
Citizens Financial Group, Inc. (Banks)	321	12,188
CME Group, Inc. (Capital Markets)	235	46,878
CNA Financial Corp. (Insurance)	18	764
Coinbase Global, Inc.*(a)—Class A (Capital Markets)	22	1,385
Comerica, Inc. (Banks)	86	6,688
Commerce Bancshares, Inc. (Banks)	72	5,003
Compass, Inc.*—Class A (Real Estate Management & Development)	19	73
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	74	2,083
CoStar Group, Inc.* (Professional Services)	259	18,801
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	97	2,992
Credit Acceptance Corp.* (Consumer Finance)	5	2,880
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	284	51,308
CubeSmart (Equity Real Estate Investment Trusts (REITs))	147	6,743
Cullen/Frost Bankers, Inc. (Banks)	37	4,825
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	186	24,636
Discover Financial Services (Consumer Finance)	184	18,584
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	115	2,719
Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	252	15,765
East West Bancorp, Inc. (Banks)	93	6,676
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	27	4,605
Enstar Group, Ltd.* (Insurance)	8	1,583
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	60	42,224
Equitable Holdings, Inc. (Diversified Financial Services)	232	6,596
Equity Commonwealth* (Equity Real Estate Investment Trusts (REITs))	74	2,076
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	113	8,308
Equity Residential (Equity Real Estate Investment Trusts (REITs))	224	17,559
Erie Indemnity Co.—Class A (Insurance)	16	3,254
Essent Group, Ltd. (Thrifts & Mortgage Finance)	70	2,923
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	43	12,321
Everest Re Group, Ltd. (Insurance)	26	6,795
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	88	16,678
F.N.B. Corp. (Banks)	221	2,643
FactSet Research Systems, Inc. (Capital Markets)	25	10,742
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	47	4,964
Federated Hermes, Inc.—Class B (Capital Markets)	60	2,047
Fifth Third Bancorp (Banks)	449	15,320

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 103

Common Stocks, continued

	Shares	Value
First American Financial Corp. (Insurance)	70	$4,060
First Citizens BancShares, Inc.—Class A (Banks)	9	6,810
First Financial Bankshares, Inc. (Banks)	84	3,711
First Horizon Corp. (Banks)	351	7,842
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	86	4,468
First Republic Bank (Banks)	118	19,200
FirstCash Holdings, Inc. (Consumer Finance)	26	1,905
FNF Group (Insurance)	184	7,353
Franklin Resources, Inc. (Capital Markets)	183	5,023
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	155	8,058
Glacier Bancorp, Inc. (Banks)	71	3,556
Globe Life, Inc. (Insurance)	59	5,943
Hartford Financial Services Group, Inc. (Insurance)	215	13,861
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	249	6,536
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	353	9,753
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	69	2,454
Home BancShares, Inc. (Banks)	124	2,926
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	468	8,335
Houlihan Lokey, Inc. (Capital Markets)	33	2,790
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	95	1,429
Huntington Bancshares, Inc. (Banks)	943	12,532
Interactive Brokers Group, Inc. (Capital Markets)	57	3,345
Intercontinental Exchange, Inc. (Capital Markets)	366	37,328
Invesco, Ltd. (Capital Markets)	221	3,921
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	400	15,612
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	190	9,213
Jackson Financial, Inc.—Class A (Diversified Financial Services)	57	1,568
Janus Henderson Group PLC (Capital Markets)	110	2,835
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	71	1,806
Jefferies Financial Group, Inc. (Diversified Financial Services)	125	4,071
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	32	6,101
JPMorgan Chase & Co. (Banks)	1,923	221,838
Kemper Corp. (Insurance)	39	1,825
KeyCorp (Banks)	611	11,181
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	69	3,738
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	405	8,955
KKR & Co., Inc. (Capital Markets)	388	21,518
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	57	5,760
Lazard, Ltd.—Class A (Capital Markets)	74	2,788
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	55	6,924
Lincoln National Corp. (Insurance)	106	5,442
Loews Corp. (Insurance)	127	7,398
LPL Financial Holdings, Inc. (Capital Markets)	52	10,916
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	188	2,062
M&T Bank Corp. (Banks)	117	20,762
Markel Corp.* (Insurance)	9	11,674
MarketAxess Holdings, Inc. (Capital Markets)	25	6,770
Marsh & McLennan Cos., Inc. (Insurance)	329	53,943
Mastercard, Inc.—Class A (IT Services)	562	198,830
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	393	6,775
Mercury General Corp. (Insurance)	17	713
MetLife, Inc. (Insurance)	453	28,652
MGIC Investment Corp. (Thrifts & Mortgage Finance)	203	2,870
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	76	14,115
Moody’s Corp. (Capital Markets)	105	32,576
Morgan Stanley (Capital Markets)	916	77,219
Morningstar, Inc. (Capital Markets)	15	3,830
MSCI, Inc.—Class A (Capital Markets)	53	25,511
Nasdaq, Inc. (Capital Markets)	75	13,568
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	30	1,945
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	115	5,475
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	55	3,016
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	306	3,338
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	306	3,250
Northern Trust Corp. (Capital Markets)	136	13,570
Old Republic International Corp. (Insurance)	188	4,375
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	154	4,774
Onemain Holdings, Inc. (Consumer Finance)	70	2,604
Opendoor Technologies, Inc.* (Real Estate Management & Development)	258	1,267
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	37	405
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	148	2,630
Pinnacle Financial Partners, Inc. (Banks)	50	3,955
Popular, Inc. (Banks)	50	3,884
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	45	2,206
Primerica, Inc. (Insurance)	25	3,217
Principal Financial Group, Inc. (Insurance)	154	10,309
PROG Holdings, Inc.* (Consumer Finance)	35	645
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	485	64,293
Prosperity Bancshares, Inc. (Banks)	60	4,445
Prudential Financial, Inc. (Insurance)	246	24,598
Public Storage (Equity Real Estate Investment Trusts (REITs))	100	32,641
Radian Group, Inc. (Thrifts & Mortgage Finance)	113	2,528
Raymond James Financial, Inc. (Capital Markets)	127	12,506

See accompanying notes to the financial statements.

104 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	96	$3,624
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	394	29,152
Redfin Corp.* (Real Estate Management & Development)	70	609
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	102	6,572
Regions Financial Corp. (Banks)	612	12,962
Reinsurance Group of America, Inc. (Insurance)	44	5,094
RenaissanceRe Holdings, Ltd. (Insurance)	29	3,750
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	108	7,064
RLI Corp. (Insurance)	26	2,859
Robinhood Markets, Inc.*—Class A (Capital Markets)	39	353
Rocket Cos., Inc.—Class A (Thrifts & Mortgage Finance)	78	743
Ryan Specialty Holdings, Inc.*—Class A (Insurance)	38	1,643
S&P Global, Inc. (Capital Markets)	227	85,562
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	151	2,324
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	71	23,841
SEI Investments Co. (Capital Markets)	68	3,764
Selective Insurance Group, Inc. (Insurance)	40	3,114
Signature Bank (Banks)	41	7,608
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	215	23,358
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	42	2,085
SLM Corp. (Consumer Finance)	176	2,746
SoFi Technologies, Inc.*(a) (Consumer Finance)	480	3,029
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	88	3,902
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	117	3,835
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	201	4,748
State Street Corp. (Capital Markets)	240	17,050
Stifel Financial Corp. (Capital Markets)	70	4,187
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	165	4,788
Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	80	13,117
SVB Financial Group* (Banks)	39	15,738
Synchrony Financial (Consumer Finance)	328	10,981
Synovus Financial Corp. (Banks)	95	3,836
T. Rowe Price Group, Inc. (Capital Markets)	149	18,397
TFS Financial Corp. (Thrifts & Mortgage Finance)	31	454
The Allstate Corp. (Insurance)	180	21,055
The Bank of New York Mellon Corp. (Capital Markets)	487	21,165
The Carlyle Group, Inc. (Capital Markets)	92	3,580
The Charles Schwab Corp. (Capital Markets)	988	68,221
The Goldman Sachs Group, Inc. (Capital Markets)	225	75,013
The Hanover Insurance Group, Inc. (Insurance)	23	3,139
The Howard Hughes Corp.* (Real Estate Management & Development)	25	1,772
The PNC Financial Services Group, Inc. (Banks)	271	44,970
The Progressive Corp. (Insurance)	383	44,068
The Travelers Cos., Inc. (Insurance)	157	24,916
TPG, Inc. (Capital Markets)	23	656
Tradeweb Markets, Inc.—Class A (Capital Markets)	70	4,936
Truist Financial Corp. (Banks)	872	44,010
U.S. Bancorp (Banks)	885	41,772
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	196	9,486
UMB Financial Corp. (Banks)	28	2,534
Umpqua Holdings Corp. (Banks)	142	2,501
United Bankshares, Inc. (Banks)	89	3,448
Unum Group (Insurance)	132	4,249
Upstart Holdings, Inc.*(a) (Consumer Finance)	33	803
UWM Holdings Corp.(a) (Thrifts & Mortgage Finance)	53	200
Valley National Bancorp (Banks)	275	3,215
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	262	14,090
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	631	21,574
Virtu Financial, Inc.—Class A (Capital Markets)	52	1,213
Visa, Inc.—Class A (IT Services)	1,078	228,655
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	104	3,161
Voya Financial, Inc. (Diversified Financial Services)	67	4,031
W.R. Berkley Corp. (Insurance)	137	8,567
Webster Financial Corp. (Banks)	117	5,435
Wells Fargo & Co. (Banks)	2,482	108,885
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	297	25,643
Western Alliance Bancorp (Banks)	71	5,423
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	488	17,724
White Mountains Insurance Group, Ltd. (Insurance)	2	2,479
Willis Towers Watson PLC (Insurance)	73	15,107
Wintrust Financial Corp. (Banks)	39	3,356
WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	126	11,252
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	24	840
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	107	3,732
Zions Bancorp (Banks)	99	5,400
TOTAL COMMON STOCKS (Cost $1,252,545)		4,145,653

Repurchase Agreements(b)(c) (23.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,370,249	$1,370,000	$1,370,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,370,000)		1,370,000

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 105

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	4,836	$4,836
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,836)		4,836
TOTAL INVESTMENT SECURITIES (Cost $2,627,381)—96.1%		5,520,489
Net other assets (liabilities)—3.9%		225,749
NET ASSETS—100.0%		$5,746,238

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $4,714.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $718,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	8/23/22	2.93%	$2,222,455	$58,147
Dow Jones U.S. Financials Index	UBS AG	8/23/22	2.98%	2,218,727	53,796
				$4,441,182	$111,943

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Banks	$914,804	15.9%
Capital Markets	792,093	13.8%
Consumer Finance	140,867	2.5%
Diversified Financial Services	386,466	6.7%
Equity Real Estate Investment Trusts (REITs)	839,672	14.6%
Insurance	556,870	9.7%
IT Services	427,484	7.5%
Mortgage Real Estate Investment Trusts (REITs)	22,911	0.4%
Professional Services	18,801	0.3%
Real Estate Management & Development	32,717	0.6%
Thrifts & Mortgage Finance	12,968	0.2%
Other**	1,600,585	27.8%
Total	$5,746,238	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

106 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (77.1%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	237	$9,516
1Life Healthcare, Inc.* (Health Care Providers & Services)	438	7,420
Abbott Laboratories (Health Care Equipment & Supplies)	4,425	481,618
AbbVie, Inc. (Biotechnology)	4,466	640,917
ABIOMED, Inc.* (Health Care Equipment & Supplies)	116	33,989
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	229	18,986
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	298	4,378
Agilent Technologies, Inc. (Life Sciences Tools & Services)	758	101,648
agilon health, Inc.* (Health Care Providers & Services)	124	3,104
Agios Pharmaceuticals, Inc.* (Biotechnology)	139	2,998
Align Technology, Inc.* (Health Care Equipment & Supplies)	185	51,979
Alkermes PLC* (Biotechnology)	414	10,598
Allogene Therapeutics, Inc.*(a) (Biotechnology)	189	2,453
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	306	43,464
Amedisys, Inc.* (Health Care Providers & Services)	83	9,948
American Well Corp.*—Class A (Health Care Technology)	508	1,981
Amgen, Inc. (Biotechnology)	1,350	334,086
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	266	11,313
Avantor, Inc.* (Life Sciences Tools & Services)	1,542	44,749
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	189	12,901
Baxter International, Inc. (Health Care Equipment & Supplies)	1,273	74,674
Beam Therapeutics, Inc.*(a) (Biotechnology)	117	7,369
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	720	175,903
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	107	480
Biogen, Inc.* (Biotechnology)	370	79,572
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	160	23,363
BioMarin Pharmaceutical, Inc.* (Biotechnology)	468	40,271
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	54	30,416
Bio-Techne Corp. (Life Sciences Tools & Services)	99	38,143
Blueprint Medicines Corp.* (Biotechnology)	150	7,659
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,612	148,273
Bridgebio Pharma, Inc.* (Biotechnology)	273	2,364
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,380	396,936
Bruker Corp. (Life Sciences Tools & Services)	253	17,343
Catalent, Inc.* (Pharmaceuticals)	452	51,121
Centene Corp.* (Health Care Providers & Services)	1,477	137,317
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	129	32,320
Chemed Corp. (Health Care Providers & Services)	38	18,281
Cigna Corp. (Health Care Providers & Services)	802	220,839
Covetrus, Inc.* (Health Care Providers & Services)	264	5,483
CRISPR Therapeutics AG*(a) (Biotechnology)	180	13,500
CVS Health Corp. (Health Care Providers & Services)	3,314	317,083
Danaher Corp. (Health Care Equipment & Supplies)	1,636	476,845
DaVita, Inc.* (Health Care Providers & Services)	153	12,876
Denali Therapeutics, Inc.* (Biotechnology)	237	8,063
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	544	19,671
DexCom, Inc.* (Health Care Equipment & Supplies)	991	81,341
Doximity, Inc.*—Class A (Health Care Technology)	234	9,903
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,571	157,948
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,198	24,271
Elevance Health, Inc. (Health Care Providers & Services)	610	291,031
Eli Lilly & Co. (Pharmaceuticals)	1,993	657,072
Embecta Corp.* (Health Care Equipment & Supplies)	147	4,326
Emergent BioSolutions, Inc.* (Biotechnology)	113	3,914
Encompass Health Corp. (Health Care Providers & Services)	252	12,756
Enhabit, Inc.* (Health Care Providers & Services)	126	2,198
Enovis Corp.* (Health Care Equipment & Supplies)	119	7,107
Envista Holdings Corp.* (Health Care Equipment & Supplies)	410	16,667
Exact Sciences Corp.* (Biotechnology)	444	20,024
Exelixis, Inc.* (Biotechnology)	811	16,966
Fate Therapeutics, Inc.* (Biotechnology)	208	6,350
Gilead Sciences, Inc. (Biotechnology)	3,169	189,349
Globus Medical, Inc.* (Health Care Equipment & Supplies)	201	11,797
GoodRx Holdings, Inc.*—Class A (Health Care Technology)	178	1,109
Guardant Health, Inc.* (Health Care Providers & Services)	258	12,944
Haemonetics Corp.* (Health Care Equipment & Supplies)	129	8,964
Halozyme Therapeutics, Inc.* (Biotechnology)	348	17,017
HCA Healthcare, Inc. (Health Care Providers & Services)	575	122,142
HealthEquity, Inc.* (Health Care Providers & Services)	214	12,448
Henry Schein, Inc.* (Health Care Providers & Services)	350	27,591
Hologic, Inc.* (Health Care Equipment & Supplies)	630	44,969
Horizon Therapeutics PLC* (Pharmaceuticals)	581	48,206
Humana, Inc. (Health Care Providers & Services)	319	153,758
ICU Medical, Inc.* (Health Care Equipment & Supplies)	50	8,859
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	213	85,025
Illumina, Inc.* (Life Sciences Tools & Services)	397	86,022

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 107

Common Stocks, continued

	Shares	Value
Incyte Corp.* (Biotechnology)	476	$36,976
Insulet Corp.* (Health Care Equipment & Supplies)	175	43,365
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	180	9,907
Intellia Therapeutics, Inc.* (Biotechnology)	178	11,527
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	907	208,764
Invitae Corp.* (Biotechnology)	533	1,013
Ionis Pharmaceuticals, Inc.* (Biotechnology)	358	13,446
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	479	115,088
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	158	24,657
Johnson & Johnson (Pharmaceuticals)	6,650	1,160,558
Laboratory Corp. of America Holdings (Health Care Providers & Services)	235	61,615
LHC Group, Inc.* (Health Care Providers & Services)	79	12,882
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	276	7,201
Masimo Corp.* (Health Care Equipment & Supplies)	129	18,651
McKesson Corp. (Health Care Providers & Services)	368	125,701
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	69	11,698
Medtronic PLC (Health Care Equipment & Supplies)	3,390	313,643
Merck & Co., Inc. (Pharmaceuticals)	6,390	570,883
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	57	76,935
Mirati Therapeutics, Inc.* (Biotechnology)	127	8,179
Moderna, Inc.* (Biotechnology)	875	143,579
Molina Healthcare, Inc.* (Health Care Providers & Services)	148	48,503
Natera, Inc.* (Biotechnology)	226	10,622
Nektar Therapeutics* (Pharmaceuticals)	473	1,873
Neogen Corp.*(a) (Health Care Equipment & Supplies)	273	6,314
NeoGenomics, Inc.* (Life Sciences Tools & Services)	315	3,188
Neurocrine Biosciences, Inc.* (Biotechnology)	242	22,779
Novavax, Inc.* (Biotechnology)	198	10,793
Novocure, Ltd.* (Health Care Equipment & Supplies)	227	15,434
NuVasive, Inc.* (Health Care Equipment & Supplies)	131	6,880
Oak Street Health, Inc.* (Health Care Providers & Services)	355	10,277
Omnicell, Inc.* (Health Care Technology)	112	12,333
Organon & Co. (Pharmaceuticals)	641	20,333
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	569	2,487
Penumbra, Inc.* (Health Care Equipment & Supplies)	90	12,544
Perrigo Co. PLC (Pharmaceuticals)	340	14,236
Pfizer, Inc. (Pharmaceuticals)	14,179	716,181
Premier, Inc. (Health Care Providers & Services)	298	11,461
Quest Diagnostics, Inc. (Health Care Providers & Services)	297	40,561
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	127	12,959
R1 RCM, Inc.* (Health Care Providers & Services)	339	8,475
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	273	158,801
Repligen Corp.* (Life Sciences Tools & Services)	130	27,737
ResMed, Inc. (Health Care Equipment & Supplies)	369	88,752
Royalty Pharma PLC—Class A (Pharmaceuticals)	914	39,750
Sarepta Therapeutics, Inc.* (Biotechnology)	221	20,542
Seagen, Inc.* (Biotechnology)	341	61,373
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	91	19,195
Signify Health, Inc.*—Class A (Health Care Providers & Services)	63	1,078
Sotera Health Co.* (Life Sciences Tools & Services)	251	4,819
STAAR Surgical Co.* (Health Care Equipment & Supplies)	121	9,765
STERIS PLC (Health Care Equipment & Supplies)	253	57,089
Stryker Corp. (Health Care Equipment & Supplies)	850	182,538
Syneos Health, Inc.* (Life Sciences Tools & Services)	260	20,576
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	162	10,726
Teladoc Health, Inc.* (Health Care Technology)	407	14,998
Teleflex, Inc. (Health Care Equipment & Supplies)	119	28,615
Tenet Healthcare Corp.* (Health Care Providers & Services)	272	17,985
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	125	40,875
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	988	591,228
Twist Bioscience Corp.* (Biotechnology)	142	6,211
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	176	9,377
United Therapeutics Corp.* (Biotechnology)	115	26,573
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,371	1,285,887
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	170	19,120
Vertex Pharmaceuticals, Inc.* (Biotechnology)	647	181,425
Viatris, Inc. (Pharmaceuticals)	3,065	29,700
Vir Biotechnology, Inc.* (Biotechnology)	188	5,228
Waters Corp.* (Life Sciences Tools & Services)	152	55,333
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	187	64,246
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	529	58,396
Zimvie, Inc.* (Health Care Equipment & Supplies)	53	1,029
Zoetis, Inc. (Pharmaceuticals)	1,190	217,235
TOTAL COMMON STOCKS (Cost $3,915,978)		13,646,988

See accompanying notes to the financial statements.

108 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(b)(c) (22.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $4,024,731	$4,024,000	$4,024,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,024,000)		4,024,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	25,129	$25,129
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $25,129)		25,129
TOTAL INVESTMENT SECURITIES (Cost $7,965,107)—99.9%		17,696,117
Net other assets (liabilities)—0.1%		9,841
NET ASSETS—100.0%		$17,705,958

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $24,212.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $2,352,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	8/23/22	2.93%	$6,522,397	$86,672
Dow Jones U.S. Health Care Index	UBS AG	8/23/22	2.68%	6,594,491	89,876
				$13,116,888	$176,548

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Biotechnology	$2,214,432	12.5%
Health Care Equipment & Supplies	3,099,642	17.5%
Health Care Providers & Services	3,029,750	17.1%
Health Care Technology	40,324	0.2%
Life Sciences Tools & Services	1,276,927	7.2%
Pharmaceuticals	3,973,012	22.5%
Semiconductors & Semiconductor Equipment	12,901	0.1%
Other**	4,058,970	22.9%
Total	$17,705,958	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 109

Common Stocks (68.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	322	$46,123
A.O. Smith Corp. (Building Products)	74	4,682
Accenture PLC—Class A (IT Services)	358	109,642
Acuity Brands, Inc. (Electrical Equipment)	19	3,466
Advanced Drainage Systems, Inc. (Building Products)	32	3,795
AECOM (Construction & Engineering)	80	5,760
Affirm Holdings, Inc.* (IT Services)	92	2,469
AGCO Corp. (Machinery)	35	3,812
Air Lease Corp. (Trading Companies & Distributors)	58	2,152
Alight, Inc.*—Class A (Professional Services)	144	1,086
Allegion PLC (Building Products)	49	5,179
Allison Transmission Holdings, Inc. (Machinery)	54	2,261
Amcor PLC (Containers & Packaging)	847	10,969
AMETEK, Inc. (Electrical Equipment)	130	16,055
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	338	26,071
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	22	2,213
AptarGroup, Inc. (Containers & Packaging)	37	3,987
Ardagh Metal Packaging SA (Containers & Packaging)	81	548
Armstrong World Industries, Inc. (Building Products)	26	2,323
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	38	4,870
ASGN, Inc.* (Professional Services)	28	2,905
Automatic Data Processing, Inc. (IT Services)	236	56,904
Avery Dennison Corp. (Containers & Packaging)	46	8,761
Avnet, Inc. (Electronic Equipment, Instruments & Components)	56	2,681
Axon Enterprise, Inc.* (Aerospace & Defense)	40	4,408
Ball Corp. (Containers & Packaging)	181	13,288
Berry Global Group, Inc.* (Containers & Packaging)	74	4,266
Block, Inc.*—Class A (IT Services)	284	21,601
Booz Allen Hamilton Holding Corp. (Professional Services)	76	7,294
Broadridge Financial Solutions, Inc. (IT Services)	66	10,596
Builders FirstSource, Inc.* (Building Products)	97	6,596
BWX Technologies, Inc. (Aerospace & Defense)	51	2,891
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	72	7,970
CACI International, Inc.*—Class A (Professional Services)	14	4,232
Carlisle Cos., Inc. (Industrial Conglomerates)	29	8,587
Carrier Global Corp. (Building Products)	478	19,373
Caterpillar, Inc. (Machinery)	301	59,674
ChargePoint Holdings, Inc.*(a) (Electrical Equipment)	101	1,526
Chart Industries, Inc.* (Machinery)	20	3,902
Cimpress PLC* (Commercial Services & Supplies)	10	402
Cintas Corp. (Commercial Services & Supplies)	49	20,849
Clarivate PLC* (Professional Services)	219	3,173
Clean Harbors, Inc.* (Commercial Services & Supplies)	28	2,733
Cognex Corp. (Electronic Equipment, Instruments & Components)	98	4,996
Concentrix Corp. (IT Services)	24	3,210
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	31	748
Corning, Inc. (Electronic Equipment, Instruments & Components)	428	15,733
Crane Holdings Co. (Machinery)	26	2,572
Crown Holdings, Inc. (Containers & Packaging)	69	7,016
CSX Corp. (Road & Rail)	1,227	39,669
Cummins, Inc. (Machinery)	80	17,705
Curtiss-Wright Corp. (Aerospace & Defense)	22	3,156
Deere & Co. (Machinery)	158	54,223
Donaldson Co., Inc. (Machinery)	69	3,754
Dover Corp. (Machinery)	81	10,828
Dun & Bradstreet Holdings, Inc.* (Professional Services)	84	1,324
Eagle Materials, Inc. (Construction Materials)	22	2,782
Eaton Corp. PLC (Electrical Equipment)	225	33,387
EMCOR Group, Inc. (Construction & Engineering)	28	3,258
Emerson Electric Co. (Electrical Equipment)	336	30,264
EnerSys (Electrical Equipment)	23	1,516
Equifax, Inc. (Professional Services)	68	14,206
Esab Corp. (Machinery)	26	1,072
Euronet Worldwide, Inc.* (IT Services)	28	2,752
Expeditors International of Washington, Inc. (Air Freight & Logistics)	95	10,094
Fastenal Co. (Trading Companies & Distributors)	325	16,692
FedEx Corp. (Air Freight & Logistics)	135	31,467
Fidelity National Information Services, Inc. (IT Services)	345	35,245
Fiserv, Inc.* (IT Services)	328	34,663
FleetCor Technologies, Inc.* (IT Services)	43	9,464
Flowserve Corp. (Machinery)	73	2,470
Fortive Corp. (Machinery)	203	13,083
Fortune Brands Home & Security, Inc. (Building Products)	74	5,156
FTI Consulting, Inc.* (Professional Services)	19	3,108
Gates Industrial Corp. PLC* (Machinery)	53	652
Generac Holdings, Inc.* (Electrical Equipment)	36	9,659
General Dynamics Corp. (Aerospace & Defense)	129	29,240
General Electric Co. (Industrial Conglomerates)	621	45,898
Genpact, Ltd. (IT Services)	97	4,664
Global Payments, Inc. (IT Services)	159	19,449
Graco, Inc. (Machinery)	96	6,447
Graphic Packaging Holding Co. (Containers & Packaging)	159	3,538
GXO Logistics, Inc.* (Air Freight & Logistics)	58	2,784
HEICO Corp. (Aerospace & Defense)	24	3,785
HEICO Corp.—Class A (Aerospace & Defense)	42	5,363
Hertz Global Holdings, Inc.*(a) (Road & Rail)	26	557
Hexcel Corp. (Aerospace & Defense)	47	2,844
Honeywell International, Inc. (Industrial Conglomerates)	384	73,905
Howmet Aerospace, Inc. (Aerospace & Defense)	212	7,872
Hubbell, Inc. (Electrical Equipment)	31	6,790
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	22	4,770
IDEX Corp. (Machinery)	43	8,976
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	76	4,025

See accompanying notes to the financial statements.

110 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Illinois Tool Works, Inc. (Machinery)	160	$33,242
Ingersoll Rand, Inc. (Machinery)	229	11,404
Insperity, Inc. (Professional Services)	20	2,195
International Paper Co. (Containers & Packaging)	209	8,939
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	19	2,025
Itron, Inc.* (Electronic Equipment, Instruments & Components)	25	1,460
ITT, Inc. (Machinery)	47	3,526
J.B. Hunt Transport Services, Inc. (Road & Rail)	47	8,614
Jabil, Inc. (Electronic Equipment, Instruments & Components)	80	4,747
Jack Henry & Associates, Inc. (IT Services)	41	8,519
Jacobs Engineering Group, Inc. (Professional Services)	73	10,023
Johnson Controls International PLC (Building Products)	392	21,133
KBR, Inc. (Professional Services)	79	4,205
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	103	16,748
Kirby Corp.* (Marine)	35	2,220
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	92	5,055
L3Harris Technologies, Inc. (Aerospace & Defense)	108	25,917
Landstar System, Inc. (Road & Rail)	21	3,288
Leidos Holdings, Inc. (Professional Services)	77	8,239
Lennox International, Inc. (Building Products)	19	4,551
Lincoln Electric Holdings, Inc. (Machinery)	33	4,668
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	15	4,183
Lockheed Martin Corp. (Aerospace & Defense)	134	55,451
Louisiana-Pacific Corp. (Paper & Forest Products)	46	2,927
ManpowerGroup, Inc. (Professional Services)	31	2,431
Marqeta, Inc.*—Class A (IT Services)	205	1,966
Martin Marietta Materials, Inc. (Construction Materials)	35	12,323
Masco Corp. (Building Products)	133	7,366
MasTec, Inc.* (Construction & Engineering)	33	2,605
MAXIMUS, Inc. (IT Services)	35	2,340
MDU Resources Group, Inc. (Multi-Utilities)	114	3,257
Mercury Systems, Inc.* (Aerospace & Defense)	33	1,947
MSA Safety, Inc. (Commercial Services & Supplies)	21	2,695
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	26	2,149
National Instruments Corp. (Electronic Equipment, Instruments & Components)	73	2,774
Nielsen Holdings PLC (Professional Services)	202	4,838
Nikola Corp.*(a) (Machinery)	122	759
Nordson Corp. (Machinery)	31	7,161
Norfolk Southern Corp. (Road & Rail)	135	33,908
Northrop Grumman Corp. (Aerospace & Defense)	83	39,749
nVent Electric PLC (Electrical Equipment)	93	3,284
Old Dominion Freight Line, Inc. (Road & Rail)	52	15,783
Oshkosh Corp. (Machinery)	37	3,186
Otis Worldwide Corp. (Machinery)	239	18,683
Owens Corning (Building Products)	55	5,101
PACCAR, Inc. (Machinery)	196	17,938
Packaging Corp. of America (Containers & Packaging)	53	7,452
Parker-Hannifin Corp. (Machinery)	73	21,104
Paychex, Inc. (IT Services)	182	23,347
PayPal Holdings, Inc.* (IT Services)	653	56,504
Pentair PLC (Machinery)	93	4,547
PerkinElmer, Inc. (Life Sciences Tools & Services)	72	11,028
Quanta Services, Inc. (Construction & Engineering)	81	11,237
Raytheon Technologies Corp. (Aerospace & Defense)	839	78,202
RBC Bearings, Inc.* (Machinery)	16	3,776
Regal Rexnord Corp. (Electrical Equipment)	38	5,103
Republic Services, Inc. (Commercial Services & Supplies)	118	16,362
Robert Half International, Inc. (Professional Services)	63	4,986
Rockwell Automation, Inc. (Electrical Equipment)	65	16,593
Saia, Inc.* (Road & Rail)	15	3,568
Science Applications International Corp. (Professional Services)	32	3,100
Sealed Air Corp. (Containers & Packaging)	82	5,012
Sensata Technologies Holding PLC (Electrical Equipment)	88	3,913
Shift4 Payments, Inc.*—Class A (IT Services)	30	1,093
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	63	1,489
Silgan Holdings, Inc. (Containers & Packaging)	47	2,092
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	25	3,483
Snap-on, Inc. (Machinery)	31	6,946
Sonoco Products Co. (Containers & Packaging)	56	3,555
SS&C Technologies Holdings, Inc. (Software)	125	7,396
Stericycle, Inc.* (Commercial Services & Supplies)	51	2,390
Sunrun, Inc.* (Electrical Equipment)	118	3,857
TaskUS, Inc.*—Class A (IT Services)	15	315
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	182	24,339
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	26	10,176
Tetra Tech, Inc. (Commercial Services & Supplies)	31	4,751
Textron, Inc. (Aerospace & Defense)	121	7,942
The Boeing Co.* (Aerospace & Defense)	313	49,864
The Middleby Corp.* (Machinery)	31	4,485
The Sherwin-Williams Co. (Chemicals)	135	32,662
The Timken Co. (Machinery)	38	2,484
The Toro Co. (Machinery)	59	5,073
The Western Union Co. (IT Services)	217	3,693
Toast, Inc.*—Class A (IT Services)	137	2,189
Trane Technologies PLC (Building Products)	133	19,550
TransDigm Group, Inc.* (Aerospace & Defense)	29	18,048
TransUnion (Professional Services)	108	8,557
Trex Co., Inc.* (Building Products)	63	4,065
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	141	9,790
TriNet Group, Inc.* (Professional Services)	22	1,815

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 111

Common Stocks, continued

	Shares	Value
TuSimple Holdings, Inc.*—Class A (Road & Rail)	20	$199
Union Pacific Corp. (Road & Rail)	355	80,691
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	414	80,685
United Rentals, Inc.* (Trading Companies & Distributors)	40	12,907
Univar Solutions, Inc.* (Trading Companies & Distributors)	95	2,569
Upwork, Inc.* (Professional Services)	67	1,244
Valmont Industries, Inc. (Construction & Engineering)	12	3,258
Verisk Analytics, Inc. (Professional Services)	88	16,741
Vertiv Holdings Co. (Electrical Equipment)	172	1,964
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	100	744
Vontier Corp. (Electronic Equipment, Instruments & Components)	91	2,348
Vulcan Materials Co. (Construction Materials)	76	12,565
W.W. Grainger, Inc. (Trading Companies & Distributors)	24	13,045
Waste Management, Inc. (Commercial Services & Supplies)	216	35,545
Watsco, Inc. (Trading Companies & Distributors)	19	5,205
WESCO International, Inc.* (Trading Companies & Distributors)	1	128
Westinghouse Air Brake Technologies Corp. (Machinery)	103	9,627
WestRock Co. (Containers & Packaging)	144	6,100
WEX, Inc.* (IT Services)	25	4,155
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	125	4,826
Woodward, Inc. (Machinery)	35	3,665
XPO Logistics, Inc.* (Air Freight & Logistics)	56	3,345
Xylem, Inc. (Machinery)	101	9,295
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	29	10,373
Zurn Elkay Water Solutions Corp. (Building Products)	71	2,055
TOTAL COMMON STOCKS (Cost $851,342)		2,475,640

Repurchase Agreements(b)(c) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,013,184	$1,013,000	$1,013,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,013,000)		1,013,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	1,954	$1,954
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,954)		1,954
TOTAL INVESTMENT SECURITIES (Cost $1,866,296)—96.2%		3,490,594
Net other assets (liabilities)—3.8%		139,205
NET ASSETS—100.0%		$3,629,799

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $1,880.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $617,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	8/23/22	2.93%	$1,262,702	$64,479
Dow Jones U.S. Industrials Index	UBS AG	8/23/22	2.68%	1,679,166	86,743
				$2,941,868	$151,222

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

112 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Industrials UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$342,193	9.4%
Air Freight & Logistics	136,345	3.8%
Building Products	110,925	3.0%
Chemicals	32,662	0.9%
Commercial Services & Supplies	85,727	2.4%
Construction & Engineering	30,944	0.8%
Construction Materials	27,670	0.8%
Containers & Packaging	85,523	2.4%
Electrical Equipment	138,867	3.8%
Electronic Equipment, Instruments & Components	147,339	4.1%
Industrial Conglomerates	174,513	4.8%
IT Services	414,780	11.3%
Life Sciences Tools & Services	11,028	0.3%
Machinery	362,999	10.0%
Marine	2,220	0.1%
Multi-Utilities	3,257	0.1%
Paper & Forest Products	2,927	0.1%
Professional Services	105,702	2.9%
Road & Rail	191,332	5.3%
Software	7,396	0.2%
Trading Companies & Distributors	61,291	1.7%
Other**	1,154,159	31.8%
Total	$3,629,799	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 113

Common Stocks (73.4%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	14,518	$1,611,208
Akamai Technologies, Inc.* (IT Services)	11,310	1,088,248
Alphabet, Inc.*—Class A (Interactive Media & Services)	27,078	3,149,713
Alphabet, Inc.*—Class C (Interactive Media & Services)	24,828	2,895,938
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	45,381	6,124,165
Arista Networks, Inc.* (Communications Equipment)	12,928	1,507,793
Box, Inc.*—Class A (Software)	23,028	654,916
Ciena Corp.* (Communications Equipment)	16,802	866,983
Cisco Systems, Inc. (Communications Equipment)	67,096	3,044,146
Citrix Systems, Inc. (Software)	10,290	1,043,509
Cloudflare, Inc.*—Class A (Software)	20,316	1,022,301
CommScope Holding Co., Inc.* (Communications Equipment)	52,370	472,901
Coupa Software, Inc.* (Software)	9,934	649,883
Datadog, Inc.*—Class A (Software)	13,407	1,367,648
DocuSign, Inc.* (Software)	13,266	848,759
Dropbox, Inc.* (Software)	32,840	746,782
eBay, Inc. (Internet & Direct Marketing Retail)	29,720	1,445,284
Etsy, Inc.* (Internet & Direct Marketing Retail)	11,300	1,172,036
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	9,584	1,016,383
Fastly, Inc.*—Class A (IT Services)	31,220	354,971
GoDaddy, Inc.*—Class A (IT Services)	13,568	1,006,474
Juniper Networks, Inc. (Communications Equipment)	30,373	851,355
Match Group, Inc.* (Interactive Media & Services)	16,031	1,175,232
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	20,791	3,307,847
Netflix, Inc.* (Entertainment)	11,243	2,528,551
Nutanix, Inc.*—Class A (Software)	37,214	563,048
Okta, Inc.* (IT Services)	10,921	1,075,172
Opendoor Technologies, Inc.* (Real Estate Management & Development)	74,481	365,702
PayPal Holdings, Inc.* (IT Services)	27,414	2,372,134
Pinterest, Inc.*—Class A (Interactive Media & Services)	48,254	939,988
Salesforce, Inc.* (Software)	15,982	2,941,007
Snap, Inc.* (Interactive Media & Services)	75,962	750,505
Snowflake, Inc.*—Class A (IT Services)	11,445	1,715,721
Teladoc Health, Inc.* (Health Care Technology)	20,601	759,147
Twitter, Inc.* (Interactive Media & Services)	37,318	1,552,802
Veeva Systems, Inc.*—Class A (Health Care Technology)	7,411	1,656,951
Workday, Inc.*—Class A (Software)	9,557	1,482,291
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	3,753	131,355
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	17,038	594,285
Zoom Video Communications, Inc.*—Class A (Software)	12,180	1,265,015
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	25,052	949,220
TOTAL COMMON STOCKS (Cost $40,483,384)		59,067,369

Repurchase Agreements(a)(b) (23.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $19,189,484	$19,186,000	$19,186,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,186,000)		19,186,000
TOTAL INVESTMENT SECURITIES (Cost $59,669,384)—97.3%		78,253,369
Net other assets (liabilities)—2.7%		2,151,080
NET ASSETS—100.0%		$80,404,449

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $10,719,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	8/23/22	2.93%	$29,803,724	$1,210,326
Dow Jones Composite Internet Index	UBS AG	8/23/22	2.68%	31,894,172	1,144,052
				$61,697,896	$2,354,378

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

114 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Internet UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Communications Equipment	$6,743,178	8.4%
Entertainment	2,528,551	3.1%
Health Care Technology	2,416,098	3.0%
Hotels, Restaurants & Leisure	2,627,591	3.3%
Interactive Media & Services	14,721,246	18.2%
Internet & Direct Marketing Retail	8,741,485	10.9%
IT Services	7,612,720	9.5%
Real Estate Management & Development	1,091,342	1.4%
Software	12,585,158	15.6%
Other**	21,337,080	26.6%
Total	$80,404,449	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 115

Common Stocks (100.0%)

	Shares	Value
A.O. Smith Corp. (Building Products)	46	$2,910
Abbott Laboratories (Health Care Equipment & Supplies)	661	71,943
AbbVie, Inc. (Biotechnology)	679	97,444
ABIOMED, Inc.* (Health Care Equipment & Supplies)	18	5,274
Accenture PLC—Class A (IT Services)	262	80,240
Adobe, Inc.* (Software)	337	138,210
Advance Auto Parts, Inc. (Specialty Retail)	20	3,872
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,155	109,113
Agilent Technologies, Inc. (Life Sciences Tools & Services)	128	17,165
Akamai Technologies, Inc.* (IT Services)	48	4,619
Albemarle Corp. (Chemicals)	57	13,926
Align Technology, Inc.* (Health Care Equipment & Supplies)	52	14,610
Alphabet, Inc.*—Class A (Interactive Media & Services)	4,287	498,665
Alphabet, Inc.*—Class C (Interactive Media & Services)	3,930	458,395
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	6,234	841,277
American Express Co. (Consumer Finance)	192	29,572
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	169	45,769
Ameriprise Financial, Inc. (Capital Markets)	48	12,956
Amgen, Inc. (Biotechnology)	156	38,605
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	226	17,432
ANSYS, Inc.* (Software)	38	10,602
Aon PLC (Insurance)	91	26,485
APA Corp. (Oil, Gas & Consumable Fuels)	132	4,906
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,955	1,780,298
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	630	66,767
Aptiv PLC* (Auto Components)	79	8,286
Arista Networks, Inc.* (Communications Equipment)	160	18,661
Arthur J. Gallagher & Co. (Insurance)	66	11,813
Autodesk, Inc.* (Software)	99	21,416
Automatic Data Processing, Inc. (IT Services)	158	38,097
AutoZone, Inc.* (Specialty Retail)	14	29,923
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	42	8,985
Avery Dennison Corp. (Containers & Packaging)	30	5,714
Bank of America Corp. (Banks)	2,222	75,126
Bath & Body Works, Inc. (Specialty Retail)	110	3,909
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	9	5,069
Bio-Techne Corp. (Life Sciences Tools & Services)	28	10,788
BlackRock, Inc.—Class A (Capital Markets)	52	34,797
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	166	88,890
Broadridge Financial Solutions, Inc. (IT Services)	36	5,780
Brown & Brown, Inc. (Insurance)	115	7,487
Cadence Design Systems, Inc.* (Software)	196	36,472
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	97	4,432
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	76	10,724
Capital One Financial Corp. (Consumer Finance)	134	14,717
CarMax, Inc.* (Specialty Retail)	60	5,972
Catalent, Inc.* (Pharmaceuticals)	76	8,596
Cboe Global Markets, Inc. (Capital Markets)	44	5,429
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	116	9,932
CDW Corp. (Electronic Equipment, Instruments & Components)	57	10,347
Celanese Corp. (Chemicals)	33	3,878
Ceridian HCM Holding, Inc.* (Software)	40	2,191
CF Industries Holdings, Inc. (Chemicals)	89	8,499
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	36	9,019
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	13	20,335
Cincinnati Financial Corp. (Insurance)	50	4,867
Cintas Corp. (Commercial Services & Supplies)	28	11,914
Cisco Systems, Inc. (Communications Equipment)	1,332	60,433
Comerica, Inc. (Banks)	42	3,266
Copart, Inc.* (Commercial Services & Supplies)	104	13,322
Costco Wholesale Corp. (Food & Staples Retailing)	161	87,149
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	139	25,112
D.R. Horton, Inc. (Household Durables)	121	9,442
Danaher Corp. (Health Care Equipment & Supplies)	314	91,522
Deere & Co. (Machinery)	91	31,228
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	437	27,466
DexCom, Inc.* (Health Care Equipment & Supplies)	280	22,982
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	119	15,234
Discover Financial Services (Consumer Finance)	200	20,200
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	17	6,666
Dover Corp. (Machinery)	47	6,283
Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	177	11,073
eBay, Inc. (Internet & Direct Marketing Retail)	307	14,929
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	279	28,051
Eli Lilly & Co. (Pharmaceuticals)	562	185,285
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	96	27,281
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	192	21,354
EPAM Systems, Inc.* (IT Services)	41	14,319
Equifax, Inc. (Professional Services)	87	18,175
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	30	21,112
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	20	5,731
Etsy, Inc.* (Internet & Direct Marketing Retail)	91	9,439

See accompanying notes to the financial statements.

116 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Expeditors International of Washington, Inc. (Air Freight & Logistics)	120	$12,750
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	96	18,194
F5, Inc.* (Communications Equipment)	23	3,849
FactSet Research Systems, Inc. (Capital Markets)	16	6,875
Fastenal Co. (Trading Companies & Distributors)	197	10,118
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	21	2,218
First Horizon Corp. (Banks)	1	18
First Republic Bank (Banks)	128	20,827
Fortinet, Inc.* (Software)	475	28,334
Fortune Brands Home & Security, Inc. (Building Products)	42	2,927
Franklin Resources, Inc. (Capital Markets)	90	2,471
Freeport-McMoRan, Inc. (Metals & Mining)	454	14,323
Garmin, Ltd. (Household Durables)	55	5,369
Gartner, Inc.* (IT Services)	58	15,398
Generac Holdings, Inc.* (Electrical Equipment)	45	12,074
HCA Healthcare, Inc. (Health Care Providers & Services)	94	19,967
Hess Corp. (Oil, Gas & Consumable Fuels)	140	15,746
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	81	10,374
Hologic, Inc.* (Health Care Equipment & Supplies)	131	9,351
HP, Inc. (Technology Hardware, Storage & Peripherals)	375	12,521
IDEX Corp. (Machinery)	22	4,593
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	42	16,766
Illinois Tool Works, Inc. (Machinery)	83	17,243
Illumina, Inc.* (Life Sciences Tools & Services)	55	11,917
Incyte Corp.* (Biotechnology)	58	4,505
Intercontinental Exchange, Inc. (Capital Markets)	226	23,050
Intuit, Inc. (Software)	202	92,146
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	176	40,510
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	99	23,787
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	126	6,110
J.B. Hunt Transport Services, Inc. (Road & Rail)	36	6,598
Jacobs Engineering Group, Inc. (Professional Services)	40	5,492
Johnson Controls International PLC (Building Products)	303	16,335
JPMorgan Chase & Co. (Banks)	963	111,091
Keurig Dr Pepper, Inc. (Beverages)	125	4,843
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	97	15,772
KLA Corp. (Semiconductors & Semiconductor Equipment)	107	41,039
L3Harris Technologies, Inc. (Aerospace & Defense)	58	13,919
Laboratory Corp. of America Holdings (Health Care Providers & Services)	35	9,177
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	99	49,550
Linde PLC (Chemicals)	183	55,265
Live Nation Entertainment, Inc.* (Entertainment)	42	3,948
LKQ Corp. (Distributors)	80	4,387
Lowe’s Cos., Inc. (Specialty Retail)	471	90,212
MarketAxess Holdings, Inc. (Capital Markets)	13	3,520
Marriott International, Inc.—Class A (Hotels,Restaurants & Leisure)	1	112
Marsh & McLennan Cos., Inc. (Insurance)	218	35,743
Martin Marietta Materials, Inc. (Construction Materials)	26	9,154
Masco Corp. (Building Products)	80	4,430
Mastercard, Inc.—Class A (IT Services)	288	101,892
McDonald’s Corp. (Hotels, Restaurants & Leisure)	237	62,418
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	1,634	259,969
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	11	14,847
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	190	13,083
Microsoft Corp. (Software)	5,330	1,496,343
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	51	9,472
Moderna, Inc.* (Biotechnology)	247	40,530
Molina Healthcare, Inc.* (Health Care Providers & Services)	20	6,554
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	31	14,406
Monster Beverage Corp.* (Beverages)	139	13,847
Moody’s Corp. (Capital Markets)	75	23,269
Morgan Stanley (Capital Markets)	488	41,138
Motorola Solutions, Inc. (Communications Equipment)	70	16,701
MSCI, Inc.—Class A (Capital Markets)	58	27,918
Nasdaq, Inc. (Capital Markets)	64	11,578
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	113	8,060
Netflix, Inc.* (Entertainment)	317	71,293
Newell Brands, Inc. (Household Durables)	138	2,789
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	489	56,196
Nordson Corp. (Machinery)	23	5,313
NRG Energy, Inc. (Electric Utilities)	168	6,342
Nucor Corp. (Metals & Mining)	102	13,852
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,784	324,028
NVR, Inc.* (Household Durables)	1	4,393
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	118	21,698
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	260	17,095
Old Dominion Freight Line, Inc. (Road & Rail)	65	19,728
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	235	15,693
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	137	8,184
Oracle Corp. (Software)	1,122	87,336
O’Reilly Automotive, Inc.* (Specialty Retail)	47	33,069

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 117

Common Stocks, continued

	Shares	Value
Otis Worldwide Corp. (Machinery)	121	$9,459
Paychex, Inc. (IT Services)	122	15,650
Paycom Software, Inc.* (Software)	26	8,593
PayPal Holdings, Inc.* (IT Services)	446	38,592
Pentair PLC (Machinery)	68	3,325
PepsiCo, Inc. (Beverages)	414	72,433
PerkinElmer, Inc. (Life Sciences Tools & Services)	90	13,785
Pfizer, Inc. (Pharmaceuticals)	2,159	109,051
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	90	21,326
Pool Corp. (Distributors)	28	10,016
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	322	42,684
PTC, Inc.* (Software)	37	4,565
Public Storage (Equity Real Estate Investment Trusts (REITs))	64	20,890
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	38	3,955
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	798	115,758
Quanta Services, Inc. (Construction & Engineering)	55	7,630
Quest Diagnostics, Inc. (Health Care Providers & Services)	38	5,190
Raymond James Financial, Inc. (Capital Markets)	82	8,075
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	77	44,790
Regions Financial Corp. (Banks)	300	6,354
Republic Services, Inc. (Commercial Services & Supplies)	65	9,013
ResMed, Inc. (Health Care Equipment & Supplies)	60	14,431
Robert Half International, Inc. (Professional Services)	53	4,194
Rockwell Automation, Inc. (Electrical Equipment)	44	11,232
Rollins, Inc. (Commercial Services & Supplies)	70	2,700
S&P Global, Inc. (Capital Markets)	151	56,916
Salesforce, Inc.* (Software)	433	79,681
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	44	14,775
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	103	8,238
Sealed Air Corp. (Containers & Packaging)	57	3,484
ServiceNow, Inc.* (Software)	143	63,872
Signature Bank (Banks)	45	8,351
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	140	15,210
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	54	5,880
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	30	10,804
Starbucks Corp. (Hotels, Restaurants & Leisure)	417	35,353
STERIS PLC (Health Care Equipment & Supplies)	30	6,770
Stryker Corp. (Health Care Equipment & Supplies)	99	21,260
SVB Financial Group* (Banks)	42	16,949
Synchrony Financial (Consumer Finance)	202	6,763
Synopsys, Inc.* (Software)	73	26,828
T. Rowe Price Group, Inc. (Capital Markets)	113	13,952
Take-Two Interactive Software, Inc.* (Entertainment)	70	9,291
Target Corp. (Multiline Retail)	181	29,572
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	114	11,501
Tesla, Inc.* (Automobiles)	599	533,979
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	322	57,603
The Charles Schwab Corp. (Capital Markets)	731	50,476
The Estee Lauder Co., Inc. (Personal Products)	98	26,764
The Goldman Sachs Group, Inc. (Capital Markets)	244	81,346
The Hershey Co. (Food Products)	47	10,714
The Home Depot, Inc. (Specialty Retail)	560	168,527
The Sherwin-Williams Co. (Chemicals)	91	22,017
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	279	166,957
Tractor Supply Co. (Specialty Retail)	80	15,318
TransDigm Group, Inc.* (Aerospace & Defense)	16	9,957
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	99	6,874
Twitter, Inc.* (Interactive Media & Services)	261	10,860
Tyler Technologies, Inc.* (Software)	18	7,182
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	117	5,663
Ulta Beauty, Inc.* (Specialty Retail)	20	7,778
Union Pacific Corp. (Road & Rail)	184	41,823
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	225	43,850
United Rentals, Inc.* (Trading Companies & Distributors)	31	10,003
UnitedHealth Group, Inc. (Health Care Providers & Services)	281	152,398
VeriSign, Inc.* (IT Services)	32	6,053
Verisk Analytics, Inc. (Professional Services)	58	11,035
Vertex Pharmaceuticals, Inc.* (Biotechnology)	109	30,565
Visa, Inc.—Class A (IT Services)	504	106,903
Vulcan Materials Co. (Construction Materials)	45	7,440
Waste Management, Inc. (Commercial Services & Supplies)	139	22,874
Waters Corp.* (Life Sciences Tools & Services)	32	11,649
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	52	17,865
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	222	8,063
Xylem, Inc. (Machinery)	52	4,786
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	96	11,764
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	28	10,015
Zions Bancorp (Banks)	51	2,782
Zoetis, Inc. (Pharmaceuticals)	221	40,344
TOTAL COMMON STOCKS (Cost $4,653,854)		12,275,494

See accompanying notes to the financial statements.

118 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreement(a)(NM)

	Principal Amount	Value
Repurchase Agreement with UMB Bank N.A., rate 2.20%, dated 7/29/22, due 8/1/22, total to be received $3,001	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $4,656,854)—100.0%		12,278,494
Net other assets (liabilities)—NM		3,666
NET ASSETS—100.0%		$12,282,160

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$23,876	0.2%
Air Freight & Logistics	56,600	0.5%
Auto Components	8,286	0.1%
Automobiles	533,979	4.3%
Banks	244,764	2.0%
Beverages	91,123	0.7%
Biotechnology	256,439	2.1%
Building Products	26,602	0.2%
Capital Markets	403,766	3.3%
Chemicals	103,585	0.8%
Commercial Services & Supplies	59,823	0.5%
Communications Equipment	99,644	0.8%
Construction & Engineering	7,630	0.1%
Construction Materials	16,594	0.1%
Consumer Finance	71,252	0.6%
Containers & Packaging	9,198	0.1%
Distributors	14,403	0.1%
Electric Utilities	6,342	0.1%
Electrical Equipment	23,306	0.2%
Electronic Equipment, Instruments & Components	60,440	0.5%
Entertainment	84,532	0.7%
Equity Real Estate Investment Trusts	271,785	2.2%
Food & Staples Retailing	87,149	0.7%
Food Products	10,714	0.1%
Health Care Equipment & Supplies	361,335	2.9%
Health Care Providers & Services	193,286	1.6%
Hotels, Restaurants & Leisure	151,454	1.2%
Household Durables	21,993	0.2%
Insurance	86,395	0.7%
Interactive Media & Services	1,227,889	10.0%
Internet & Direct Marketing Retail	865,646	7.0%
IT Services	427,543	3.5%
Life Sciences Tools & Services	284,983	2.3%
Machinery	82,230	0.7%
Metals & Mining	28,175	0.2%
Multiline Retail	29,572	0.2%
Oil, Gas & Consumable Fuels	131,311	1.1%
Personal Products	26,764	0.2%
Pharmaceuticals	343,276	2.8%
Professional Services	38,896	0.3%
Real Estate Management & Development	9,932	0.1%
Road & Rail	68,149	0.6%
Semiconductors & Semiconductor Equipment	977,049	8.0%
Software	2,103,771	17.1%
Specialty Retail	358,580	2.9%
Technology Hardware, Storage & Peripherals	1,809,116	14.7%
Textiles, Apparel & Luxury Goods	56,196	0.5%
Trading Companies & Distributors	20,121	0.2%
Other**	6,666	NM
Total	$12,282,160	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 119

Common Stocks (100.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	648	$92,820
A.O. Smith Corp. (Building Products)	74	4,682
Abbott Laboratories (Health Care Equipment & Supplies)	937	101,984
AbbVie, Inc. (Biotechnology)	925	132,746
ABIOMED, Inc.* (Health Care Equipment & Supplies)	24	7,032
Accenture PLC—Class A (IT Services)	303	92,797
Activision Blizzard, Inc. (Entertainment)	890	71,156
Advance Auto Parts, Inc. (Specialty Retail)	37	7,164
Aflac, Inc. (Insurance)	675	38,678
Agilent Technologies, Inc. (Life Sciences Tools & Services)	137	18,372
Air Products & Chemicals, Inc. (Chemicals)	252	62,554
Akamai Technologies, Inc.* (IT Services)	106	10,199
Alaska Air Group, Inc.* (Airlines)	144	6,384
Albemarle Corp. (Chemicals)	43	10,505
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	169	28,017
Allegion PLC (Building Products)	100	10,570
Alliant Energy Corp. (Electric Utilities)	286	17,426
Altria Group, Inc. (Tobacco)	2,061	90,395
Amcor PLC (Containers & Packaging)	1,713	22,183
Ameren Corp. (Multi-Utilities)	294	27,377
American Airlines Group, Inc.* (Airlines)	741	10,159
American Electric Power Co., Inc. (Electric Utilities)	585	57,658
American Express Co. (Consumer Finance)	389	59,913
American International Group, Inc. (Insurance)	902	46,697
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	259	70,146
American Water Works Co., Inc. (Water Utilities)	207	32,176
Ameriprise Financial, Inc. (Capital Markets)	48	12,956
AmerisourceBergen Corp. (Health Care Providers & Services)	172	25,100
AMETEK, Inc. (Electrical Equipment)	263	32,481
Amgen, Inc. (Biotechnology)	359	88,842
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	320	24,682
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	596	102,488
ANSYS, Inc.* (Software)	38	10,602
Aon PLC (Insurance)	97	28,231
APA Corp. (Oil, Gas & Consumable Fuels)	174	6,468
Aptiv PLC* (Auto Components)	182	19,090
Archer-Daniels-Midland Co. (Food Products)	641	53,056
Arthur J. Gallagher & Co. (Insurance)	134	23,985
Assurant, Inc. (Insurance)	61	10,723
AT&T, Inc. (Diversified Telecommunication Services)	8,153	153,113
Atmos Energy Corp. (Gas Utilities)	158	19,180
Autodesk, Inc.* (Software)	89	19,252
Automatic Data Processing, Inc. (IT Services)	224	54,011
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	92	19,682
Avery Dennison Corp. (Containers & Packaging)	46	8,761
Baker Hughes Co.—Class A (Energy Equipment & Services)	1,066	27,386
Ball Corp. (Containers & Packaging)	364	26,726
Bank of America Corp. (Banks)	4,522	152,889
Bath & Body Works, Inc. (Specialty Retail)	95	3,376
Baxter International, Inc. (Health Care Equipment & Supplies)	574	33,671
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	325	79,401
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,060	619,236
Best Buy Co., Inc. (Specialty Retail)	231	17,785
Biogen, Inc.* (Biotechnology)	167	35,915
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	11	6,196
BlackRock, Inc.—Class A (Capital Markets)	78	52,196
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	46	89,041
BorgWarner, Inc. (Auto Components)	273	10,500
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	162	14,768
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,628	66,829
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,424	178,843
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	200	107,096
Broadridge Financial Solutions, Inc. (IT Services)	75	12,041
Brown & Brown, Inc. (Insurance)	83	5,403
Brown-Forman Corp.—Class B (Beverages)	208	15,438
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	145	16,052
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	88	4,021
Campbell Soup Co. (Food Products)	231	11,400
Capital One Financial Corp. (Consumer Finance)	232	25,481
Cardinal Health, Inc. (Health Care Providers & Services)	311	18,523
CarMax, Inc.* (Specialty Retail)	86	8,560
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	1,111	10,066
Carrier Global Corp. (Building Products)	966	39,152
Catalent, Inc.* (Pharmaceuticals)	82	9,274
Caterpillar, Inc. (Machinery)	607	120,337
Cboe Global Markets, Inc. (Capital Markets)	50	6,169
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	186	15,925
CDW Corp. (Electronic Equipment, Instruments & Components)	63	11,436
Celanese Corp. (Chemicals)	70	8,226
Centene Corp.* (Health Care Providers & Services)	666	61,918
CenterPoint Energy, Inc. (Multi-Utilities)	717	22,722
Ceridian HCM Holding, Inc.* (Software)	92	5,039
CF Industries Holdings, Inc. (Chemicals)	95	9,072
Charter Communications, Inc.*—Class A (Media)	132	57,037
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,238	366,540
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	11	17,206
Chubb, Ltd. (Insurance)	483	91,112
Church & Dwight Co., Inc. (Household Products)	276	24,280

See accompanying notes to the financial statements.

120 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Cigna Corp. (Health Care Providers & Services)	361	$99,405
Cincinnati Financial Corp. (Insurance)	90	8,761
Cintas Corp. (Commercial Services & Supplies)	53	22,551
Cisco Systems, Inc. (Communications Equipment)	2,602	118,053
Citigroup, Inc. (Banks)	2,211	114,751
Citizens Financial Group, Inc. (Banks)	559	21,225
Citrix Systems, Inc. (Software)	142	14,400
CME Group, Inc. (Capital Markets)	410	81,787
CMS Energy Corp. (Multi-Utilities)	330	22,681
Cognizant Technology Solutions Corp.— Class A (IT Services)	594	40,368
Colgate-Palmolive Co. (Household Products)	954	75,118
Comcast Corp.—Class A (Media)	5,091	191,014
Comerica, Inc. (Banks)	82	6,377
Conagra Brands, Inc. (Food Products)	547	18,713
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,473	143,514
Consolidated Edison, Inc. (Multi-Utilities)	404	40,105
Constellation Brands, Inc.—Class A (Beverages)	185	45,567
Constellation Energy Corp. (Electric Utilities)	372	24,589
Copart, Inc.* (Commercial Services & Supplies)	78	9,992
Corning, Inc. (Electronic Equipment, Instruments & Components)	866	31,834
Corteva, Inc. (Chemicals)	824	47,421
Costco Wholesale Corp. (Food & Staples Retailing)	247	133,701
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	919	28,112
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	271	48,960
CSX Corp. (Road & Rail)	2,477	80,081
Cummins, Inc. (Machinery)	160	35,410
CVS Health Corp. (Health Care Providers & Services)	1,493	142,851
D.R. Horton, Inc. (Household Durables)	171	13,343
Danaher Corp. (Health Care Equipment & Supplies)	235	68,495
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	142	17,678
DaVita, Inc.* (Health Care Providers & Services)	69	5,807
Deere & Co. (Machinery)	172	59,027
Delta Air Lines, Inc.* (Airlines)	731	23,246
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	246	8,895
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	325	43,046
DISH Network Corp.*—Class A (Media)	287	4,985
Dollar General Corp. (Multiline Retail)	260	64,592
Dollar Tree, Inc.* (Multiline Retail)	256	42,332
Dominion Energy, Inc. (Multi-Utilities)	924	75,750
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	14	5,490
Dover Corp. (Machinery)	89	11,898
Dow, Inc. (Chemicals)	829	44,111
DTE Energy Co. (Multi-Utilities)	221	28,796
Duke Energy Corp. (Electric Utilities)	877	96,409
Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	153	9,572
DuPont de Nemours, Inc. (Chemicals)	579	35,452
DXC Technology Co.* (IT Services)	278	8,785
Eastman Chemical Co. (Chemicals)	146	14,006
Eaton Corp. PLC (Electrical Equipment)	454	67,369
eBay, Inc. (Internet & Direct Marketing Retail)	147	7,149
Ecolab, Inc. (Chemicals)	283	46,743
Edison International (Electric Utilities)	434	29,412
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	262	26,341
Electronic Arts, Inc. (Entertainment)	321	42,125
Elevance Health, Inc. (Health Care Providers & Services)	274	130,725
Emerson Electric Co. (Electrical Equipment)	677	60,977
Entergy Corp. (Electric Utilities)	232	26,710
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	360	40,039
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	56	39,409
Equity Residential (Equity Real Estate Investment Trusts (REITs))	390	30,572
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	42	12,034
Everest Re Group, Ltd. (Insurance)	45	11,761
Evergy, Inc. (Electric Utilities)	261	17,816
Eversource Energy (Electric Utilities)	393	34,670
Exelon Corp. (Electric Utilities)	1,116	51,883
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	172	18,241
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,796	464,875
F5, Inc.* (Communications Equipment)	33	5,523
FactSet Research Systems, Inc. (Capital Markets)	18	7,734
Fastenal Co. (Trading Companies & Distributors)	340	17,462
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	47	4,964
FedEx Corp. (Air Freight & Logistics)	271	63,167
Fidelity National Information Services, Inc. (IT Services)	696	71,103
Fifth Third Bancorp (Banks)	782	26,682
First Horizon Corp. (Banks)	1	19
FirstEnergy Corp. (Electric Utilities)	650	26,715
Fiserv, Inc.* (IT Services)	663	70,066
FleetCor Technologies, Inc.* (IT Services)	88	19,368
FMC Corp. (Chemicals)	143	15,887
Ford Motor Co. (Automobiles)	4,498	66,075
Fortive Corp. (Machinery)	409	26,360
Fortune Brands Home & Security, Inc. (Building Products)	82	5,714
Fox Corp.—Class A (Media)	356	11,787
Fox Corp.—Class B (Media)	165	5,099
Franklin Resources, Inc. (Capital Markets)	176	4,831
Freeport-McMoRan, Inc. (Metals & Mining)	925	29,184
Garmin, Ltd. (Household Durables)	85	8,298
General Dynamics Corp. (Aerospace & Defense)	262	59,388
General Electric Co. (Industrial Conglomerates)	1,253	92,609
General Mills, Inc. (Food Products)	686	51,306
General Motors Co.* (Automobiles)	1,660	60,192
Genuine Parts Co. (Distributors)	161	24,612
Gilead Sciences, Inc. (Biotechnology)	1,429	85,383
Global Payments, Inc. (IT Services)	321	39,265
Globe Life, Inc. (Insurance)	103	10,375
Halliburton Co. (Energy Equipment & Services)	1,028	30,120

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 121

Common Stocks, continued

	Shares	Value
Hartford Financial Services Group, Inc. (Insurance)	375	$24,176
Hasbro, Inc. (Leisure Products)	149	11,729
HCA Healthcare, Inc. (Health Care Providers & Services)	109	23,154
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	615	16,992
Henry Schein, Inc.* (Health Care Providers & Services)	157	12,376
Hess Corp. (Oil, Gas & Consumable Fuels)	91	10,235
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,481	21,089
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	187	23,949
Hologic, Inc.* (Health Care Equipment & Supplies)	74	5,282
Honeywell International, Inc. (Industrial Conglomerates)	776	149,349
Hormel Foods Corp. (Food Products)	323	15,937
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	815	14,515
Howmet Aerospace, Inc. (Aerospace & Defense)	429	15,929
HP, Inc. (Technology Hardware, Storage & Peripherals)	600	20,034
Humana, Inc. (Health Care Providers & Services)	144	69,408
Huntington Bancshares, Inc. (Banks)	1,639	21,782
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	46	9,975
IDEX Corp. (Machinery)	51	10,646
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	30	11,975
Illinois Tool Works, Inc. (Machinery)	190	39,474
Illumina, Inc.* (Life Sciences Tools & Services)	91	19,717
Incyte Corp.* (Biotechnology)	123	9,555
Ingersoll Rand, Inc. (Machinery)	462	23,008
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,656	169,060
Intercontinental Exchange, Inc. (Capital Markets)	273	27,843
International Business Machines Corp. (IT Services)	1,024	133,929
International Flavors & Fragrances, Inc. (Chemicals)	290	35,975
International Paper Co. (Containers & Packaging)	423	18,092
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	127	29,232
Invesco, Ltd. (Capital Markets)	385	6,830
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	58	13,936
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	129	6,255
J.B. Hunt Transport Services, Inc. (Road & Rail)	40	7,331
Jack Henry & Associates, Inc. (IT Services)	83	17,245
Jacobs Engineering Group, Inc. (Professional Services)	82	11,259
Johnson & Johnson (Pharmaceuticals)	2,997	523,036
Johnson Controls International PLC (Building Products)	309	16,658
JPMorgan Chase & Co. (Banks)	1,807	208,455
Juniper Networks, Inc. (Communications Equipment)	369	10,343
Kellogg Co. (Food Products)	289	21,363
Keurig Dr Pepper, Inc. (Beverages)	638	24,716
KeyCorp (Banks)	1,063	19,453
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	51	8,293
Kimberly-Clark Corp. (Household Products)	384	50,607
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	704	15,565
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,221	39,956
L3Harris Technologies, Inc. (Aerospace & Defense)	128	30,716
Laboratory Corp. of America Holdings (Health Care Providers & Services)	49	12,847
Lamb Weston Holding, Inc. (Food Products)	164	13,064
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	392	14,774
Leidos Holdings, Inc. (Professional Services)	155	16,585
Lennar Corp.—Class A (Household Durables)	295	25,075
Lincoln National Corp. (Insurance)	184	9,447
Linde PLC (Chemicals)	281	84,862
Live Nation Entertainment, Inc.* (Entertainment)	89	8,365
LKQ Corp. (Distributors)	169	9,268
Lockheed Martin Corp. (Aerospace & Defense)	270	111,728
Loews Corp. (Insurance)	222	12,932
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,060	11,543
LyondellBasell Industries N.V.—Class A (Chemicals)	295	26,290
M&T Bank Corp. (Banks)	204	36,200
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	807	20,014
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	616	56,463
MarketAxess Holdings, Inc. (Capital Markets)	23	6,228
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	314	49,813
Marsh & McLennan Cos., Inc. (Insurance)	223	36,563
Martin Marietta Materials, Inc. (Construction Materials)	30	10,562
Masco Corp. (Building Products)	140	7,753
Mastercard, Inc.—Class A (IT Services)	518	183,263
Match Group, Inc.* (Interactive Media & Services)	325	23,825
McCormick & Co., Inc. (Food Products)	285	24,895
McDonald’s Corp. (Hotels, Restaurants & Leisure)	463	121,939
McKesson Corp. (Health Care Providers & Services)	165	56,361
Medtronic PLC (Health Care Equipment & Supplies)	1,528	141,372
Merck & Co., Inc. (Pharmaceuticals)	2,879	257,210
MetLife, Inc. (Insurance)	788	49,841
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10	13,497
MGM Resorts International (Hotels, Restaurants & Leisure)	403	13,190

See accompanying notes to the financial statements.

122 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	329	$22,655
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,271	78,624
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	49	9,101
Mohawk Industries, Inc.* (Household Durables)	58	7,452
Molina Healthcare, Inc.* (Health Care Providers & Services)	34	11,142
Molson Coors Beverage Co.—Class B (Beverages)	215	12,846
Mondelez International, Inc.—Class A (Food Products)	1,576	100,927
Monster Beverage Corp.* (Beverages)	206	20,522
Moody’s Corp. (Capital Markets)	62	19,236
Morgan Stanley (Capital Markets)	813	68,536
Motorola Solutions, Inc. (Communications Equipment)	78	18,610
Nasdaq, Inc. (Capital Markets)	29	5,246
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	73	5,207
Newell Brands, Inc. (Household Durables)	198	4,002
Newmont Corp. (Metals & Mining)	903	40,888
News Corp.—Class A (Media)	443	7,593
News Corp.—Class B (Media)	138	2,385
NextEra Energy, Inc. (Electric Utilities)	2,237	189,003
Nielsen Holdings PLC (Professional Services)	410	9,820
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	665	76,421
NiSource, Inc. (Multi-Utilities)	463	14,075
Nordson Corp. (Machinery)	25	5,775
Norfolk Southern Corp. (Road & Rail)	271	68,067
Northern Trust Corp. (Capital Markets)	237	23,648
Northrop Grumman Corp. (Aerospace & Defense)	166	79,497
NortonLifelock, Inc. (Software)	664	16,288
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	478	5,808
Nucor Corp. (Metals & Mining)	139	18,876
NVR, Inc.* (Household Durables)	2	8,786
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	111	20,411
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	599	39,384
Omnicom Group, Inc. (Media)	234	16,343
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	119	7,947
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	290	17,325
Organon & Co. (Pharmaceuticals)	289	9,167
Otis Worldwide Corp. (Machinery)	289	22,591
PACCAR, Inc. (Machinery)	396	36,242
Packaging Corp. of America (Containers & Packaging)	107	15,045
Paramount Global—Class B (Media)	693	16,389
Parker-Hannifin Corp. (Machinery)	146	42,207
Paychex, Inc. (IT Services)	172	22,064
Paycom Software, Inc.* (Software)	14	4,627
PayPal Holdings, Inc.* (IT Services)	606	52,437
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	186	6,426
Pentair PLC (Machinery)	79	3,862
PepsiCo, Inc. (Beverages)	913	159,738
Pfizer, Inc. (Pharmaceuticals)	2,938	148,398
Philip Morris International, Inc. (Tobacco)	1,765	171,470
Phillips 66 (Oil, Gas & Consumable Fuels)	548	48,772
Pinnacle West Capital Corp. (Electric Utilities)	129	9,478
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	113	26,775
PPG Industries, Inc. (Chemicals)	269	34,779
PPL Corp. (Electric Utilities)	839	24,398
Principal Financial Group, Inc. (Insurance)	267	17,873
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	328	43,480
Prudential Financial, Inc. (Insurance)	427	42,696
PTC, Inc.* (Software)	60	7,403
Public Service Enterprise Group, Inc. (Multi-Utilities)	569	37,366
Public Storage (Equity Real Estate Investment Trusts (REITs))	71	23,175
PulteGroup, Inc. (Household Durables)	270	11,777
PVH Corp. (Textiles, Apparel & Luxury Goods)	77	4,768
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	63	6,556
Quanta Services, Inc. (Construction & Engineering)	75	10,405
Quest Diagnostics, Inc. (Health Care Providers & Services)	72	9,833
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	52	5,129
Raymond James Financial, Inc. (Capital Markets)	91	8,961
Raytheon Technologies Corp. (Aerospace & Defense)	1,693	157,804
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	685	50,684
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	177	11,404
Regions Financial Corp. (Banks)	586	12,411
Republic Services, Inc. (Commercial Services & Supplies)	133	18,442
ResMed, Inc. (Health Care Equipment & Supplies)	70	16,836
Robert Half International, Inc. (Professional Services)	41	3,245
Rockwell Automation, Inc. (Electrical Equipment)	63	16,083
Rollins, Inc. (Commercial Services & Supplies)	145	5,593
Roper Technologies, Inc. (Industrial Conglomerates)	121	52,837
Ross Stores, Inc. (Specialty Retail)	400	32,504
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	256	9,910
S&P Global, Inc. (Capital Markets)	154	58,047
Salesforce, Inc.* (Software)	441	81,152
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	54	18,133
Schlumberger, Ltd. (Energy Equipment & Services)	1,611	59,655
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	60	4,799
Sealed Air Corp. (Containers & Packaging)	75	4,584
Sempra Energy (Multi-Utilities)	358	59,356

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 123

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	149	$16,187
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	97	10,561
Snap-on, Inc. (Machinery)	60	13,443
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	16	5,762
Southwest Airlines Co.* (Airlines)	676	25,769
Stanley Black & Decker, Inc. (Machinery)	172	16,741
Starbucks Corp. (Hotels, Restaurants & Leisure)	640	54,259
State Street Corp. (Capital Markets)	418	29,695
STERIS PLC (Health Care Equipment & Supplies)	66	14,893
Stryker Corp. (Health Care Equipment & Supplies)	227	48,748
Synchrony Financial (Consumer Finance)	246	8,236
Synopsys, Inc.* (Software)	57	20,948
Sysco Corp. (Food & Staples Retailing)	580	49,242
T. Rowe Price Group, Inc. (Capital Markets)	77	9,507
Take-Two Interactive Software, Inc.* (Entertainment)	68	9,026
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	287	9,652
Target Corp. (Multiline Retail)	236	38,558
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	367	49,079
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	53	20,744
Teleflex, Inc. (Health Care Equipment & Supplies)	53	12,744
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	535	95,706
Textron, Inc. (Aerospace & Defense)	245	16,082
The AES Corp. (Independent Power and Renewable Electricity Producers)	762	16,932
The Allstate Corp. (Insurance)	313	36,612
The Bank of New York Mellon Corp. (Capital Markets)	846	36,767
The Boeing Co.* (Aerospace & Defense)	633	100,843
The Charles Schwab Corp. (Capital Markets)	549	37,908
The Clorox Co. (Household Products)	140	19,858
The Coca-Cola Co. (Beverages)	4,443	285,108
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	56	18,312
The Estee Lauder Co., Inc. (Personal Products)	108	29,495
The Hershey Co. (Food Products)	91	20,744
The Home Depot, Inc. (Specialty Retail)	282	84,865
The Interpublic Group of Cos., Inc. (Media)	449	13,412
The JM Smucker Co.—Class A (Food Products)	124	16,408
The Kraft Heinz Co. (Food Products)	809	29,795
The Kroger Co. (Food & Staples Retailing)	747	34,691
The Mosaic Co. (Chemicals)	413	21,749
The PNC Financial Services Group, Inc. (Banks)	471	78,158
The Procter & Gamble Co. (Household Products)	2,733	379,641
The Progressive Corp. (Insurance)	666	76,629
The Sherwin-Williams Co. (Chemicals)	128	30,968
The Southern Co. (Electric Utilities)	1,210	93,037
The TJX Cos., Inc. (Specialty Retail)	1,338	81,832
The Travelers Cos., Inc. (Insurance)	273	43,325
The Walt Disney Co.* (Entertainment)	2,074	220,051
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,387	47,283
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	671	95,993
Trane Technologies PLC (Building Products)	266	39,099
TransDigm Group, Inc.* (Aerospace & Defense)	33	20,537
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	126	8,748
Truist Financial Corp. (Banks)	1,516	76,513
Twitter, Inc.* (Interactive Media & Services)	452	18,808
Tyler Technologies, Inc.* (Software)	18	7,182
Tyson Foods, Inc.—Class A (Food Products)	332	29,219
U.S. Bancorp (Banks)	1,540	72,688
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	154	7,454
Ulta Beauty, Inc.* (Specialty Retail)	26	10,112
Union Pacific Corp. (Road & Rail)	421	95,694
United Airlines Holdings , Inc.* (Airlines)	372	13,671
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	477	92,962
United Rentals, Inc.* (Trading Companies & Distributors)	33	10,648
UnitedHealth Group, Inc. (Health Care Providers & Services)	619	335,709
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	76	8,548
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	465	51,508
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	455	24,470
VeriSign, Inc.* (IT Services)	57	10,782
Verisk Analytics, Inc. (Professional Services)	88	16,741
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,782	220,881
Vertex Pharmaceuticals, Inc.* (Biotechnology)	117	32,808
VF Corp. (Textiles, Apparel & Luxury Goods)	368	16,442
Viatris, Inc. (Pharmaceuticals)	1,381	13,382
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,097	37,506
Visa, Inc.—Class A (IT Services)	1,068	226,534
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	182	5,531
Vulcan Materials Co. (Construction Materials)	79	13,061
W.R. Berkley Corp. (Insurance)	238	14,882
W.W. Grainger, Inc. (Trading Companies & Distributors)	48	26,090
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	817	32,370
Walmart, Inc. (Food & Staples Retailing)	1,599	211,147
Warner Bros Discovery, Inc.* (Entertainment)	2,516	37,740
Waste Management, Inc. (Commercial Services & Supplies)	213	35,050
Waters Corp.* (Life Sciences Tools & Services)	18	6,553
WEC Energy Group, Inc. (Multi-Utilities)	359	37,268
Wells Fargo & Co. (Banks)	4,317	189,387
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	516	44,551
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	356	17,480

See accompanying notes to the financial statements.

124 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Westinghouse Air Brake Technologies Corp. (Machinery)	208	$19,442
WestRock Co. (Containers & Packaging)	290	12,284
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	492	17,869
Whirlpool Corp. (Household Durables)	64	11,064
Willis Towers Watson PLC (Insurance)	127	26,281
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	120	7,618
Xcel Energy, Inc. (Electric Utilities)	620	45,372
Xylem, Inc. (Machinery)	121	11,136
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	172	21,077
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	16	5,723
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	238	26,273
Zions Bancorp (Banks)	90	4,910
Zoetis, Inc. (Pharmaceuticals)	182	33,224
TOTAL COMMON STOCKS (Cost $17,515,536)		20,024,414
TOTAL INVESTMENT SECURITIES (Cost $17,515,536)—100.2%		20,024,414
Net other assets (liabilities)—(0.2)%		(44,894)
NET ASSETS—100.0%		$19,979,520

*	Non-income producing security.

Large-Cap Value ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$602,500	3.0%
Air Freight & Logistics	172,181	0.9%
Airlines	79,229	0.4%
Auto Components	29,590	0.2%
Automobiles	126,267	0.6%
Banks	1,041,900	5.2%
Beverages	563,935	2.8%
Biotechnology	385,249	1.9%
Building Products	123,628	0.6%
Capital Markets	504,125	2.5%
Chemicals	528,600	2.7%
Commercial Services & Supplies	91,628	0.5%
Communications Equipment	152,529	0.8%
Construction & Engineering	10,405	0.1%
Construction Materials	23,623	0.1%
Consumer Finance	93,630	0.5%
Containers & Packaging	107,675	0.5%
Distributors	33,880	0.2%
Diversified Financial Services	619,236	3.1%
Diversified Telecommunication Services	385,537	1.9%
Electric Utilities	744,576	3.7%
Electrical Equipment	176,910	0.9%
Electronic Equipment, Instruments & Components	160,539	0.8%
Energy Equipment & Services	117,161	0.6%
Entertainment	388,462	1.9%
Equity Real Estate Investment Trusts (REITs)	684,041	3.4%
Food & Staples Retailing	461,151	2.3%
Food Products	406,827	2.0%
Gas Utilities	19,180	0.1%
Health Care Equipment & Supplies	718,315	3.6%
Health Care Providers & Services	1,023,707	5.1%
Hotels, Restaurants & Leisure	490,507	2.5%
Household Durables	89,797	0.5%
Household Products	549,504	2.8%
Independent Power and Renewable Electricity Producers	16,932	0.1%
Industrial Conglomerates	387,615	1.9%
Insurance	666,982	3.3%
Interactive Media & Services	42,633	0.2%
Internet & Direct Marketing Retail	7,149	NM
IT Services	1,064,257	5.3%
Leisure Products	11,729	0.1%
Life Sciences Tools & Services	78,271	0.4%
Machinery	497,599	2.5%
Media	326,044	1.6%
Metals & Mining	88,948	0.4%
Multiline Retail	145,482	0.7%
Multi-Utilities	365,496	1.8%
Oil, Gas & Consumable Fuels	1,407,263	7.0%
Personal Products	29,495	0.2%
Pharmaceuticals	1,172,535	5.9%
Professional Services	57,650	0.3%
Real Estate Management & Development	15,925	0.1%
Road & Rail	251,173	1.3%
Semiconductors & Semiconductor Equipment	626,866	3.1%
Software	186,893	0.9%
Specialty Retail	246,198	1.2%
Technology Hardware, Storage & Peripherals	68,609	0.3%
Textiles, Apparel & Luxury Goods	112,412	0.6%
Tobacco	261,865	1.3%
Trading Companies & Distributors	54,200	0.3%
Water Utilities	32,176	0.2%
Wireless Telecommunication Services	95,993	0.5%
Other**	(44,894)	(0.2)%
Total	$19,979,520	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 125

Common Stocks (100.7%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	169	$4,822
Acuity Brands, Inc. (Electrical Equipment)	109	19,882
Affiliated Managers Group, Inc. (Capital Markets)	122	15,418
Alcoa Corp. (Metals & Mining)	232	11,806
American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	242	15,807
American Eagle Outfitters, Inc. (Specialty Retail)	204	2,456
American Financial Group, Inc. (Insurance)	97	12,967
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	127	2,562
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,025	10,312
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	232	10,519
AptarGroup, Inc. (Containers & Packaging)	94	10,129
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	333	14,162
ASGN, Inc.* (Professional Services)	161	16,705
Ashland, Inc. (Chemicals)	69	6,932
Aspen Technology, Inc.* (Software)	90	18,368
AutoNation, Inc.* (Specialty Retail)	53	6,293
Avient Corp. (Chemicals)	288	12,427
Avis Budget Group, Inc.* (Road & Rail)	108	19,659
Axon Enterprise, Inc.* (Aerospace & Defense)	223	24,572
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	236	16,109
Bank of Hawaii Corp. (Banks)	53	4,246
Bank OZK (Banks)	166	6,657
Blackbaud, Inc.* (Software)	93	5,703
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	253	14,044
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	519	12,030
Bruker Corp. (Life Sciences Tools & Services)	315	21,593
Brunswick Corp. (Leisure Products)	239	19,149
Builders FirstSource, Inc.* (Building Products)	546	37,128
Cable One, Inc. (Media)	9	12,389
Calix, Inc.* (Communications Equipment)	175	9,982
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	283	13,776
Carlisle Cos., Inc. (Industrial Conglomerates)	162	47,968
Cathay General Bancorp (Banks)	92	3,836
ChampionX Corp. (Energy Equipment & Services)	298	6,225
Chart Industries, Inc.* (Machinery)	112	21,850
Chemed Corp. (Health Care Providers & Services)	27	12,989
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	72	8,703
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	108	22,659
Ciena Corp.* (Communications Equipment)	302	15,583
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	88	7,520
Clean Harbors, Inc.* (Commercial Services & Supplies)	93	9,076
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,503	26,619
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	286	4,939
Coca-Cola Consolidated, Inc. (Beverages)	14	7,182
Cognex Corp. (Electronic Equipment, Instruments & Components)	344	17,536
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	57	4,219
Commerce Bancshares, Inc. (Banks)	173	12,022
CommVault Systems, Inc.* (Software)	92	5,160
Concentrix Corp. (IT Services)	136	18,191
Crane Holdings Co. (Machinery)	75	7,420
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	195	13,970
Cullen/Frost Bankers, Inc. (Banks)	99	12,910
Darling Ingredients, Inc.* (Food Products)	508	35,194
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	86	26,936
Dick's Sporting Goods, Inc. (Specialty Retail)	183	17,127
Donaldson Co., Inc. (Machinery)	199	10,828
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	253	5,981
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	128	7,044
Dycom Industries, Inc.* (Construction & Engineering)	35	3,611
Eagle Materials, Inc. (Construction Materials)	125	15,806
East West Bancorp, Inc. (Banks)	449	32,228
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	131	22,341
Enovis Corp.* (Health Care Equipment & Supplies)	61	3,643
Envestnet, Inc.* (Software)	92	5,361
Esab Corp. (Machinery)	60	2,473
Essential Utilities, Inc. (Water Utilities)	457	23,737
Euronet Worldwide, Inc.* (IT Services)	54	5,307
Evercore Partners, Inc.—Class A (Capital Markets)	128	12,796
Exelixis, Inc.* (Biotechnology)	535	11,192
Fair Isaac Corp.* (Software)	46	21,253
Federated Hermes, Inc.—Class B (Capital Markets)	135	4,605
First American Financial Corp. (Insurance)	155	8,990
First Financial Bankshares, Inc. (Banks)	403	17,805
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	286	14,858
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	184	18,247
Five Below, Inc.* (Specialty Retail)	175	22,237
Fox Factory Holding Corp.* (Auto Components)	132	12,495
FTI Consulting, Inc.* (Professional Services)	109	17,828
GameStop Corp.*(a)—Class A (Specialty Retail)	778	26,460
Genpact, Ltd. (IT Services)	354	17,020
Gentex Corp. (Auto Components)	389	10,978
Glacier Bancorp, Inc. (Banks)	342	17,131
Globus Medical, Inc.* (Health Care Equipment & Supplies)	151	8,862
Graco, Inc. (Machinery)	319	21,424
GXO Logistics, Inc.* (Air Freight & Logistics)	320	15,360
H&R Block, Inc. (Diversified Consumer Services)	230	9,191
Halozyme Therapeutics, Inc.* (Biotechnology)	435	21,272
Hancock Whitney Corp. (Banks)	123	6,004
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	584	15,330

See accompanying notes to the financial statements.

126 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
HealthEquity, Inc.* (Health Care Providers & Services)	178	$10,354
Helen of Troy, Ltd.* (Household Durables)	76	10,168
Home BancShares, Inc. (Banks)	218	5,145
Hubbell, Inc. (Electrical Equipment)	92	20,150
IAA, Inc.* (Commercial Services & Supplies)	227	8,565
ICU Medical, Inc.* (Health Care Equipment & Supplies)	30	5,315
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	196	10,312
Inari Medical, Inc.* (Health Care Equipment & Supplies)	107	8,301
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	694	15,407
Ingevity Corp.* (Chemicals)	66	4,429
Insperity, Inc. (Professional Services)	111	12,181
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	114	6,275
Interactive Brokers Group, Inc. (Capital Markets)	171	10,036
Iridium Communications, Inc.* (Diversified Telecommunication Services)	212	9,479
ITT, Inc. (Machinery)	147	11,029
Jabil, Inc. (Electronic Equipment, Instruments & Components)	196	11,631
Janus Henderson Group PLC (Capital Markets)	243	6,262
Jefferies Financial Group, Inc. (Diversified Financial Services)	604	19,672
John Wiley & Sons, Inc.—Class A (Media)	69	3,603
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	77	14,682
KBR, Inc. (Professional Services)	285	15,171
Kinsale Capital Group, Inc. (Insurance)	68	16,539
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	180	18,191
Lancaster Colony Corp. (Food Products)	30	3,971
Landstar System, Inc. (Road & Rail)	77	12,057
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	434	26,691
Lennox International, Inc. (Building Products)	60	14,372
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	267	33,613
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	301	15,333
Lincoln Electric Holdings, Inc. (Machinery)	106	14,993
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	48	13,386
LivaNova PLC* (Health Care Equipment & Supplies)	100	6,367
Louisiana-Pacific Corp. (Paper & Forest Products)	259	16,480
Lumentum Holdings, Inc.* (Communications Equipment)	97	8,775
Manhattan Associates, Inc.* (Software)	199	27,993
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	60	8,215
Masimo Corp.* (Health Care Equipment & Supplies)	161	23,277
MasTec, Inc.* (Construction & Engineering)	92	7,262
Matador Resources Co. (Oil, Gas & Consumable Fuels)	349	20,165
Mattel, Inc.* (Leisure Products)	1,109	25,728
MAXIMUS, Inc. (IT Services)	194	12,969
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	85	14,410
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	95	11,229
MP Materials Corp.* (Metals & Mining)	234	7,855
MSA Safety, Inc. (Commercial Services & Supplies)	60	7,700
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	459	16,129
National Fuel Gas Co. (Gas Utilities)	151	10,923
National Instruments Corp. (Electronic Equipment, Instruments & Components)	218	8,284
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	250	11,903
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	266	14,587
Navient Corp. (Consumer Finance)	464	7,642
Neogen Corp.*(a) (Health Care Equipment & Supplies)	196	4,533
Neurocrine Biosciences, Inc.* (Biotechnology)	300	28,239
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	73	11,257
nVent Electric PLC (Electrical Equipment)	309	10,911
OGE Energy Corp. (Electric Utilities)	231	9,489
Olin Corp. (Chemicals)	438	22,895
Omnicell, Inc.* (Health Care Technology)	139	15,307
Option Care Health, Inc.* (Health Care Providers & Services)	436	14,650
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	50	4,327
PacWest Bancorp (Banks)	369	10,343
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	99	9,493
Paylocity Holding Corp.* (Software)	125	25,741
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	300	19,707
Penumbra, Inc.* (Health Care Equipment & Supplies)	111	15,471
Pinnacle Financial Partners, Inc. (Banks)	241	19,063
Polaris, Inc. (Leisure Products)	77	9,031
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	95	4,658
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	184	15,642
Primerica, Inc. (Insurance)	76	9,780
Progyny, Inc.* (Health Care Providers & Services)	136	4,152
Qualys, Inc.* (Software)	105	12,844
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	157	16,020
R1 RCM, Inc.* (Health Care Providers & Services)	244	6,100
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	561	18,552
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	275	10,381
Regal Rexnord Corp. (Electrical Equipment)	90	12,087
Repligen Corp.* (Life Sciences Tools & Services)	162	34,565

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 127

Common Stocks, continued

	Shares	Value
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	520	$34,012
RH* (Specialty Retail)	57	15,928
RLI Corp. (Insurance)	77	8,468
Royal Gold, Inc. (Metals & Mining)	124	12,991
RPM International, Inc. (Chemicals)	209	18,894
Sabre Corp.* (IT Services)	493	3,032
Saia, Inc.* (Road & Rail)	84	19,979
Sailpoint Technologies Holding, Inc.* (Software)	297	18,940
SEI Investments Co. (Capital Markets)	194	10,740
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	131	8,165
Sensient Technologies Corp. (Chemicals)	77	6,620
Service Corp. International (Diversified Consumer Services)	501	37,304
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	112	23,625
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	114	16,813
Simpson Manufacturing Co., Inc. (Building Products)	137	14,149
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	48	8,927
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	199	7,554
SLM Corp. (Consumer Finance)	847	13,213
Sotera Health Co.* (Life Sciences Tools & Services)	234	4,493
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,258	15,941
STAAR Surgical Co.* (Health Care Equipment & Supplies)	151	12,186
Steel Dynamics, Inc. (Metals & Mining)	566	44,081
Stifel Financial Corp. (Capital Markets)	336	20,096
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	262	5,337
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	125	18,119
Syneos Health, Inc.* (Life Sciences Tools & Services)	324	25,641
Synovus Financial Corp. (Banks)	183	7,390
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	202	13,374
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	720	49,760
TEGNA, Inc. (Media)	303	6,345
Tempur Sealy International, Inc. (Household Durables)	552	15,169
Tenet Healthcare Corp.* (Health Care Providers & Services)	338	22,349
Teradata Corp.* (IT Services)	330	12,636
Tetra Tech, Inc. (Commercial Services & Supplies)	169	25,903
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	128	11,164
The Boston Beer Co., Inc.*—Class A (Beverages)	18	6,848
The Middleby Corp.* (Machinery)	110	15,916
The New York Times Co.—Class A (Media)	304	9,713
The Scotts Miracle-Gro Co.—Class A (Chemicals)	128	11,386
The Toro Co. (Machinery)	329	28,292
The Wendy's Co. (Hotels, Restaurants & Leisure)	268	5,636
TopBuild Corp.* (Household Durables)	102	21,595
Trex Co., Inc.* (Building Products)	357	23,034
TripAdvisor, Inc.* (Interactive Media & Services)	130	2,471
UMB Financial Corp. (Banks)	136	12,308
Umpqua Holdings Corp. (Banks)	253	4,455
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	255	2,361
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	274	2,263
United Therapeutics Corp.* (Biotechnology)	69	15,944
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	137	15,818
Valmont Industries, Inc. (Construction & Engineering)	67	18,188
Valvoline, Inc. (Chemicals)	561	18,075
Vicor Corp.* (Electrical Equipment)	68	4,961
Victoria's Secret & Co.* (Specialty Retail)	104	3,844
Watsco, Inc. (Trading Companies & Distributors)	69	18,903
Watts Water Technologies, Inc.—Class A (Machinery)	88	12,155
Webster Financial Corp. (Banks)	229	10,637
WEX, Inc.* (IT Services)	61	10,139
Williams-Sonoma, Inc. (Specialty Retail)	219	31,628
Wingstop, Inc. (Hotels, Restaurants & Leisure)	94	11,861
Wintrust Financial Corp. (Banks)	94	8,088
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	214	17,826
World Wrestling Entertainment, Inc.—Class A (Entertainment)	85	5,891
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	189	13,118
YETI Holdings, Inc.* (Leisure Products)	271	13,759
Ziff Davis, Inc.* (Interactive Media & Services)	151	12,366
TOTAL COMMON STOCKS (Cost $2,400,438)		3,253,397

Collateral for Securities Loaned(b) (0.9%)
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(c)	29,102	29,102
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $29,102)		29,102
TOTAL INVESTMENT SECURITIES (Cost $2,429,540)—101.6%		3,282,499
Net other assets (liabilities)—(1.6)%		(52,994)
NET ASSETS—100.0%		$3,229,505

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $28,566.

(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

See accompanying notes to the financial statements.

128 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$24,572	0.8%
Air Freight & Logistics	15,360	0.5%
Auto Components	23,473	0.7%
Banks	190,267	5.9%
Beverages	14,030	0.4%
Biotechnology	90,809	2.8%
Building Products	88,683	2.7%
Capital Markets	79,953	2.5%
Chemicals	101,658	3.2%
Commercial Services & Supplies	51,244	1.6%
Communications Equipment	34,340	1.1%
Construction & Engineering	29,061	0.9%
Construction Materials	15,806	0.5%
Consumer Finance	20,855	0.6%
Containers & Packaging	10,129	0.3%
Diversified Consumer Services	46,495	1.4%
Diversified Financial Services	19,672	0.6%
Diversified Telecommunication Services	9,479	0.3%
Electric Utilities	9,489	0.3%
Electrical Equipment	67,990	2.1%
Electronic Equipment, Instruments & Components	72,406	2.2%
Energy Equipment & Services	6,225	0.2%
Entertainment	5,891	0.2%
Equity Real Estate Investment Trusts	239,619	7.3%
Food Products	39,166	1.2%
Gas Utilities	10,923	0.3%
Health Care Equipment & Supplies	147,249	4.6%
Health Care Providers & Services	70,594	2.2%
Health Care Technology	15,307	0.5%
Hotels, Restaurants & Leisure	120,226	3.7%
Household Durables	46,932	1.5%
Independent Power and Renewable Electricity Producers	4,327	0.1%
Industrial Conglomerates	47,968	1.5%
Insurance	56,744	1.8%
Interactive Media & Services	14,837	0.5%
IT Services	79,294	2.5%
Leisure Products	67,667	2.1%
Life Sciences Tools & Services	100,702	3.1%
Machinery	146,379	4.5%
Media	32,051	1.0%
Metals & Mining	103,352	3.2%
Oil, Gas & Consumable Fuels	162,549	5.0%
Paper & Forest Products	16,480	0.5%
Professional Services	61,885	1.9%
Real Estate Management & Development	14,682	0.5%
Road & Rail	51,695	1.6%
Semiconductors & Semiconductor Equipment	189,005	5.9%
Software	146,185	4.5%
Specialty Retail	125,973	3.9%
Textiles, Apparel & Luxury Goods	71,079	2.2%
Trading Companies & Distributors	18,903	0.6%
Water Utilities	23,737	0.7%
Other**	(23,892)	(0.7)%
Total	$3,229,505	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 129

Common Stocks (65.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	107	$8,871
ACI Worldwide, Inc.* (Software)	136	3,880
Acuity Brands, Inc. (Electrical Equipment)	41	7,478
Adient PLC* (Auto Components)	112	3,783
AECOM (Construction & Engineering)	168	12,096
Affiliated Managers Group, Inc. (Capital Markets)	46	5,813
AGCO Corp. (Machinery)	73	7,951
Alcoa Corp. (Metals & Mining)	219	11,145
Alleghany Corp.* (Insurance)	16	13,399
ALLETE, Inc. (Electric Utilities)	68	4,221
Amedisys, Inc.* (Health Care Providers & Services)	39	4,674
American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	165	10,778
American Eagle Outfitters, Inc. (Specialty Retail)	183	2,203
American Financial Group, Inc. (Insurance)	79	10,561
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	119	2,400
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	386	3,883
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	186	8,433
AptarGroup, Inc. (Containers & Packaging)	78	8,405
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	78	9,997
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	126	5,359
ASGN, Inc.* (Professional Services)	61	6,329
Ashland, Inc. (Chemicals)	60	6,028
Aspen Technology, Inc.* (Software)	33	6,735
Associated Banc-Corp. (Banks)	178	3,578
AutoNation, Inc.* (Specialty Retail)	42	4,987
Avient Corp. (Chemicals)	109	4,703
Avis Budget Group, Inc.* (Road & Rail)	41	7,463
Avnet, Inc. (Electronic Equipment, Instruments & Components)	116	5,553
Axon Enterprise, Inc.* (Aerospace & Defense)	85	9,366
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	89	6,075
Bank of Hawaii Corp. (Banks)	48	3,845
Bank OZK (Banks)	134	5,373
Belden, Inc. (Electronic Equipment, Instruments & Components)	52	3,365
BellRing Brands, Inc.* (Personal Products)	129	3,114
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	160	10,831
Black Hills Corp. (Multi-Utilities)	77	5,944
Blackbaud, Inc.* (Software)	54	3,311
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	95	5,273
Bread Financial Holdings, Inc. (IT Services)	59	2,337
Brighthouse Financial, Inc.* (Insurance)	89	3,864
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	356	8,252
Bruker Corp. (Life Sciences Tools & Services)	119	8,157
Brunswick Corp. (Leisure Products)	90	7,211
Builders FirstSource, Inc.* (Building Products)	205	13,940
Cable One, Inc. (Media)	6	8,260
Cabot Corp. (Chemicals)	67	4,975
CACI International, Inc.*—Class A (Professional Services)	28	8,464
Cadence Bank (Banks)	218	5,690
Calix, Inc.* (Communications Equipment)	66	3,765
Callaway Golf Co.* (Leisure Products)	138	3,167
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	175	8,519
Carlisle Cos., Inc. (Industrial Conglomerates)	61	18,062
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	48	3,911
Casey's General Stores, Inc. (Food & Staples Retailing)	44	8,917
Cathay General Bancorp (Banks)	89	3,711
ChampionX Corp. (Energy Equipment & Services)	241	5,034
Chart Industries, Inc.* (Machinery)	43	8,389
Chemed Corp. (Health Care Providers & Services)	18	8,660
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	39	4,714
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	41	8,602
Ciena Corp.* (Communications Equipment)	181	9,339
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	68	5,811
Clean Harbors, Inc.* (Commercial Services & Supplies)	59	5,758
Cleveland-Cliffs, Inc.* (Metals & Mining)	567	10,042
CNO Financial Group, Inc. (Insurance)	137	2,569
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	232	4,007
Coca-Cola Consolidated, Inc. (Beverages)	5	2,565
Cognex Corp. (Electronic Equipment, Instruments & Components)	206	10,502
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	40	2,960
Commerce Bancshares, Inc. (Banks)	130	9,034
Commercial Metals Co. (Metals & Mining)	144	5,705
CommVault Systems, Inc.* (Software)	53	2,973
Concentrix Corp. (IT Services)	51	6,822
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	133	3,744
Coty, Inc.*—Class A (Personal Products)	409	2,994
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	176	5,430
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	28	2,662
Crane Holdings Co. (Machinery)	57	5,639
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	73	5,230
Cullen/Frost Bankers, Inc. (Banks)	68	8,867
Curtiss-Wright Corp. (Aerospace & Defense)	46	6,598
Dana, Inc. (Auto Components)	170	2,849
Darling Ingredients, Inc.* (Food Products)	192	13,302
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	32	10,023
Dick's Sporting Goods, Inc. (Specialty Retail)	69	6,458
Donaldson Co., Inc. (Machinery)	147	7,998
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	209	4,941
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	115	6,328

See accompanying notes to the financial statements.

130 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Dycom Industries, Inc.* (Construction & Engineering)	35	$3,611
Eagle Materials, Inc. (Construction Materials)	47	5,943
East West Bancorp, Inc. (Banks)	169	12,131
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	49	8,356
EMCOR Group, Inc. (Construction & Engineering)	61	7,099
Encompass Health Corp. (Health Care Providers & Services)	119	6,024
Energizer Holdings, Inc. (Household Products)	78	2,303
EnerSys (Electrical Equipment)	49	3,230
Enhabit, Inc.* (Health Care Providers & Services)	1	9
Enovis Corp.* (Health Care Equipment & Supplies)	56	3,344
Envestnet, Inc.* (Software)	66	3,846
Envista Holdings Corp.* (Health Care Equipment & Supplies)	193	7,845
EPR Properties (Equity Real Estate Investment Trusts (REITs))	89	4,789
EQT Corp. (Oil, Gas & Consumable Fuels)	351	15,455
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	482	3,784
Esab Corp. (Machinery)	54	2,226
Essent Group, Ltd. (Thrifts & Mortgage Finance)	128	5,345
Essential Utilities, Inc. (Water Utilities)	273	14,180
Euronet Worldwide, Inc.* (IT Services)	60	5,896
Evercore Partners, Inc.—Class A (Capital Markets)	48	4,799
Exelixis, Inc.* (Biotechnology)	380	7,950
F.N.B. Corp. (Banks)	401	4,796
Fair Isaac Corp.* (Software)	31	14,323
Federated Hermes, Inc.—Class B (Capital Markets)	109	3,718
First American Financial Corp. (Insurance)	127	7,366
First Financial Bankshares, Inc. (Banks)	152	6,715
First Horizon Corp. (Banks)	635	14,199
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	157	8,156
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	118	11,702
FirstCash Holdings, Inc. (Consumer Finance)	47	3,443
Five Below, Inc.* (Specialty Retail)	66	8,387
Flowers Foods, Inc. (Food Products)	236	6,705
Flowserve Corp. (Machinery)	155	5,245
Fluor Corp.* (Construction & Engineering)	169	4,294
Foot Locker, Inc. (Specialty Retail)	99	2,809
Fox Factory Holding Corp.* (Auto Components)	50	4,733
FTI Consulting, Inc.* (Professional Services)	41	6,706
Fulton Financial Corp. (Banks)	191	3,188
GameStop Corp.*(a)—Class A (Specialty Retail)	292	9,930
GATX Corp. (Trading Companies & Distributors)	42	4,211
Genpact, Ltd. (IT Services)	202	9,712
Gentex Corp. (Auto Components)	278	7,845
Glacier Bancorp, Inc. (Banks)	129	6,462
Globus Medical, Inc.* (Health Care Equipment & Supplies)	94	5,517
Graco, Inc. (Machinery)	201	13,500
Graham Holdings Co.—Class B (Diversified Consumer Services)	5	2,972
Grand Canyon Education, Inc.* (Diversified Consumer Services)	38	3,651
Greif, Inc.—Class A (Containers & Packaging)	32	2,260
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	104	4,443
GXO Logistics, Inc.* (Air Freight & Logistics)	121	5,808
H&R Block, Inc. (Diversified Consumer Services)	189	7,552
Haemonetics Corp.* (Health Care Equipment & Supplies)	61	4,239
Halozyme Therapeutics, Inc.* (Biotechnology)	164	8,020
Hancock Whitney Corp. (Banks)	102	4,979
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	414	4,629
Harley-Davidson, Inc. (Automobiles)	175	6,617
Hawaiian Electric Industries, Inc. (Electric Utilities)	130	5,499
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	449	11,786
HealthEquity, Inc.* (Health Care Providers & Services)	100	5,817
Helen of Troy, Ltd.* (Household Durables)	28	3,746
Hexcel Corp. (Aerospace & Defense)	100	6,051
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	177	8,464
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	125	4,446
Home BancShares, Inc. (Banks)	224	5,286
Hubbell, Inc. (Electrical Equipment)	64	14,017
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	172	2,587
IAA, Inc.* (Commercial Services & Supplies)	159	5,999
ICU Medical, Inc.* (Health Care Equipment & Supplies)	24	4,252
IDACORP, Inc. (Electric Utilities)	60	6,703
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	153	8,074
Inari Medical, Inc.* (Health Care Equipment & Supplies)	40	3,103
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	262	5,816
Ingevity Corp.* (Chemicals)	46	3,087
Ingredion, Inc. (Food Products)	79	7,187
Insperity, Inc. (Professional Services)	42	4,609
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	85	4,678
Interactive Brokers Group, Inc. (Capital Markets)	104	6,104
International Bancshares Corp. (Banks)	63	2,763
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	41	4,370
Iridium Communications, Inc.* (Diversified Telecommunication Services)	152	6,796
ITT, Inc. (Machinery)	99	7,428
Jabil, Inc. (Electronic Equipment, Instruments & Components)	168	9,969
Janus Henderson Group PLC (Capital Markets)	199	5,128
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	74	11,549

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 131

Common Stocks, continued

	Shares	Value
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	129	$3,282
Jefferies Financial Group, Inc. (Diversified Financial Services)	228	7,426
JetBlue Airways Corp.* (Airlines)	380	3,200
John Wiley & Sons, Inc.—Class A (Media)	51	2,663
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	58	11,059
KB Home (Household Durables)	103	3,362
KBR, Inc. (Professional Services)	166	8,837
Kemper Corp. (Insurance)	71	3,323
Kennametal, Inc. (Machinery)	98	2,631
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	125	6,773
Kinsale Capital Group, Inc. (Insurance)	26	6,323
Kirby Corp.* (Marine)	71	4,504
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	260	5,171
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	194	10,660
Kohl's Corp. (Multiline Retail)	153	4,458
Kyndryl Holdings, Inc.* (IT Services)	214	2,241
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	103	10,409
Lancaster Colony Corp. (Food Products)	24	3,177
Landstar System, Inc. (Road & Rail)	44	6,890
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	163	10,025
Lear Corp. (Auto Components)	71	10,732
Leggett & Platt, Inc. (Household Durables)	158	6,263
Lennox International, Inc. (Building Products)	39	9,342
LHC Group, Inc.* (Health Care Providers & Services)	37	6,033
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	100	12,590
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	114	5,807
Lincoln Electric Holdings, Inc. (Machinery)	69	9,759
Lithia Motors, Inc. (Specialty Retail)	34	9,020
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	29	8,087
LivaNova PLC* (Health Care Equipment & Supplies)	63	4,011
Louisiana-Pacific Corp. (Paper & Forest Products)	97	6,172
Lumentum Holdings, Inc.* (Communications Equipment)	82	7,418
Macy's, Inc. (Multiline Retail)	338	5,966
Manhattan Associates, Inc.* (Software)	75	10,550
ManpowerGroup, Inc. (Professional Services)	63	4,940
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	49	6,709
Masimo Corp.* (Health Care Equipment & Supplies)	61	8,820
MasTec, Inc.* (Construction & Engineering)	68	5,367
Matador Resources Co. (Oil, Gas & Consumable Fuels)	132	7,627
Mattel, Inc.* (Leisure Products)	418	9,698
MAXIMUS, Inc. (IT Services)	73	4,880
MDU Resources Group, Inc. (Multi-Utilities)	241	6,886
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	712	12,275
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	32	5,425
Mercury General Corp. (Insurance)	32	1,342
Mercury Systems, Inc.* (Aerospace & Defense)	68	4,013
MGIC Investment Corp. (Thrifts & Mortgage Finance)	368	5,204
MillerKnoll, Inc. (Commercial Services & Supplies)	90	2,710
Minerals Technologies, Inc. (Chemicals)	39	2,606
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	66	7,801
MP Materials Corp.* (Metals & Mining)	88	2,954
MSA Safety, Inc. (Commercial Services & Supplies)	43	5,519
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	56	4,629
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	173	6,079
Murphy USA, Inc. (Specialty Retail)	26	7,393
National Fuel Gas Co. (Gas Utilities)	109	7,884
National Instruments Corp. (Electronic Equipment, Instruments & Components)	156	5,928
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	209	9,950
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	100	5,484
Navient Corp. (Consumer Finance)	176	2,899
NCR Corp.* (Technology Hardware, Storage & Peripherals)	162	5,257
Neogen Corp.*(a) (Health Care Equipment & Supplies)	128	2,961
Neurocrine Biosciences, Inc.* (Biotechnology)	113	10,636
New Jersey Resources Corp. (Gas Utilities)	114	5,266
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	555	5,894
NewMarket Corp. (Chemicals)	8	2,486
Nordstrom, Inc. (Multiline Retail)	132	3,103
NorthWestern Corp. (Multi-Utilities)	64	3,549
NOV, Inc. (Energy Equipment & Services)	467	8,691
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	42	6,476
Nu Skin Enterprises, Inc.—Class A (Personal Products)	60	2,611
NuVasive, Inc.* (Health Care Equipment & Supplies)	62	3,256
nVent Electric PLC (Electrical Equipment)	197	6,956
OGE Energy Corp. (Electric Utilities)	237	9,736
Old National Bancorp (Banks)	347	6,041
Old Republic International Corp. (Insurance)	341	7,935
Olin Corp. (Chemicals)	165	8,625
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	69	4,068
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	279	8,649
Omnicell, Inc.* (Health Care Technology)	52	5,726
ONE Gas, Inc. (Gas Utilities)	64	5,436
Option Care Health, Inc.* (Health Care Providers & Services)	164	5,510

See accompanying notes to the financial statements.

132 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	53	$4,587
Oshkosh Corp. (Machinery)	78	6,716
Owens Corning (Building Products)	115	10,665
PacWest Bancorp (Banks)	139	3,896
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	38	3,644
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	277	4,318
Patterson Cos., Inc. (Health Care Providers & Services)	103	3,199
Paylocity Holding Corp.* (Software)	47	9,679
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	113	7,423
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	156	3,051
Penumbra, Inc.* (Health Care Equipment & Supplies)	42	5,854
Performance Food Group Co.* (Food & Staples Retailing)	184	9,147
Perrigo Co. PLC (Pharmaceuticals)	160	6,699
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	268	4,762
Pilgrim's Pride Corp.* (Food Products)	57	1,788
Pinnacle Financial Partners, Inc. (Banks)	91	7,198
PNM Resources, Inc. (Electric Utilities)	102	4,924
Polaris, Inc. (Leisure Products)	66	7,740
Portland General Electric Co. (Electric Utilities)	106	5,442
Post Holdings, Inc.* (Food Products)	66	5,738
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	82	4,020
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	69	5,866
Primerica, Inc. (Insurance)	46	5,920
Progyny, Inc.* (Health Care Providers & Services)	84	2,565
Prosperity Bancshares, Inc. (Banks)	109	8,076
Qualys, Inc.* (Software)	40	4,893
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	59	6,020
R1 RCM, Inc.* (Health Care Providers & Services)	159	3,975
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	307	10,152
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	174	6,569
Regal Rexnord Corp. (Electrical Equipment)	79	10,610
Reinsurance Group of America, Inc. (Insurance)	79	9,147
Reliance Steel & Aluminum Co. (Metals & Mining)	74	14,079
RenaissanceRe Holdings, Ltd. (Insurance)	52	6,724
Repligen Corp.* (Life Sciences Tools & Services)	61	13,016
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	196	12,821
RH* (Specialty Retail)	21	5,868
RLI Corp. (Insurance)	47	5,169
Royal Gold, Inc. (Metals & Mining)	78	8,172
RPM International, Inc. (Chemicals)	154	13,921
Ryder System, Inc. (Road & Rail)	61	4,778
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	274	4,217
Sabre Corp.* (IT Services)	387	2,380
Saia, Inc.* (Road & Rail)	31	7,373
Sailpoint Technologies Holding, Inc.* (Software)	112	7,142
Science Applications International Corp. (Professional Services)	66	6,393
SEI Investments Co. (Capital Markets)	124	6,865
Selective Insurance Group, Inc. (Insurance)	72	5,606
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	75	4,675
Sensient Technologies Corp. (Chemicals)	50	4,299
Service Corp. International (Diversified Consumer Services)	188	13,999
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	42	8,860
Silgan Holdings, Inc. (Containers & Packaging)	100	4,450
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	43	6,342
Simpson Manufacturing Co., Inc. (Building Products)	51	5,267
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	18	3,348
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	160	6,074
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	76	3,773
SLM Corp. (Consumer Finance)	319	4,976
Sonoco Products Co. (Containers & Packaging)	116	7,365
Sotera Health Co.* (Life Sciences Tools & Services)	117	2,246
Southwest Gas Holdings, Inc. (Gas Utilities)	79	6,870
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,329	9,383
Spire, Inc. (Gas Utilities)	62	4,665
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	159	7,050
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	130	3,593
STAAR Surgical Co.* (Health Care Equipment & Supplies)	57	4,600
Steel Dynamics, Inc. (Metals & Mining)	213	16,588
Stericycle, Inc.* (Commercial Services & Supplies)	109	5,109
Stifel Financial Corp. (Capital Markets)	127	7,596
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	300	8,706
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	99	2,017
Sunrun, Inc.* (Electrical Equipment)	250	8,173
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	47	6,813
Syneos Health, Inc.* (Life Sciences Tools & Services)	122	9,655
Synovus Financial Corp. (Banks)	173	6,986
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	76	5,032
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	271	18,729

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 133

Common Stocks, continued

	Shares	Value
Taylor Morrison Home Corp.* (Household Durables)	142	$4,075
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	49	4,921
TEGNA, Inc. (Media)	262	5,486
Tempur Sealy International, Inc. (Household Durables)	208	5,716
Tenet Healthcare Corp.* (Health Care Providers & Services)	128	8,463
Teradata Corp.* (IT Services)	124	4,748
Terex Corp. (Machinery)	82	2,748
Tetra Tech, Inc. (Commercial Services & Supplies)	64	9,808
Texas Capital Bancshares, Inc.* (Banks)	60	3,517
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	81	7,065
The Boston Beer Co., Inc.*—Class A (Beverages)	11	4,185
The Brink's Co. (Commercial Services & Supplies)	56	3,189
The Chemours Co. (Chemicals)	185	6,584
The Gap, Inc. (Specialty Retail)	250	2,405
The Goodyear Tire & Rubber Co.* (Auto Components)	336	4,126
The Hain Celestial Group, Inc.* (Food Products)	106	2,412
The Hanover Insurance Group, Inc. (Insurance)	42	5,732
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	255	2,706
The Middleby Corp.* (Machinery)	65	9,405
The New York Times Co.—Class A (Media)	198	6,326
The Scotts Miracle-Gro Co.—Class A (Chemicals)	48	4,270
The Timken Co. (Machinery)	80	5,230
The Toro Co. (Machinery)	124	10,663
The Wendy's Co. (Hotels, Restaurants & Leisure)	204	4,290
The Western Union Co. (IT Services)	458	7,795
Thor Industries, Inc. (Automobiles)	65	5,481
Toll Brothers, Inc. (Household Durables)	131	6,443
TopBuild Corp.* (Household Durables)	39	8,257
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	101	4,354
Trex Co., Inc.* (Building Products)	134	8,646
TripAdvisor, Inc.* (Interactive Media & Services)	119	2,262
UGI Corp. (Gas Utilities)	249	10,746
UMB Financial Corp. (Banks)	51	4,616
Umpqua Holdings Corp. (Banks)	258	4,543
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	224	2,074
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	240	1,982
United Bankshares, Inc. (Banks)	161	6,237
United States Steel Corp. (Metals & Mining)	309	7,308
United Therapeutics Corp.* (Biotechnology)	54	12,477
Univar Solutions, Inc.* (Trading Companies & Distributors)	201	5,435
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	52	6,004
Unum Group (Insurance)	238	7,661
Valley National Bancorp (Banks)	498	5,822
Valmont Industries, Inc. (Construction & Engineering)	25	6,787
Valvoline, Inc. (Chemicals)	212	6,831
ViaSat, Inc.* (Communications Equipment)	88	2,898
Vicor Corp.* (Electrical Equipment)	26	1,897
Victoria's Secret & Co.* (Specialty Retail)	81	2,994
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	157	3,244
Visteon Corp.* (Auto Components)	33	4,210
Vontier Corp. (Electronic Equipment, Instruments & Components)	191	4,928
Voya Financial, Inc. (Diversified Financial Services)	121	7,279
Washington Federal, Inc. (Thrifts & Mortgage Finance)	78	2,662
Watsco, Inc. (Trading Companies & Distributors)	39	10,684
Watts Water Technologies, Inc.—Class A (Machinery)	33	4,558
Webster Financial Corp. (Banks)	211	9,801
Werner Enterprises, Inc. (Road & Rail)	70	3,077
WEX, Inc.* (IT Services)	53	8,809
Williams-Sonoma, Inc. (Specialty Retail)	83	11,986
Wingstop, Inc. (Hotels, Restaurants & Leisure)	35	4,416
Wintrust Financial Corp. (Banks)	71	6,109
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	147	12,244
Woodward, Inc. (Machinery)	72	7,538
World Wrestling Entertainment, Inc.—Class A (Entertainment)	51	3,535
Worthington Industries, Inc. (Metals & Mining)	38	1,946
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	109	7,566
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	141	2,415
XPO Logistics, Inc.* (Air Freight & Logistics)	117	6,990
YETI Holdings, Inc.* (Leisure Products)	102	5,179
Ziff Davis, Inc.* (Interactive Media & Services)	56	4,586
TOTAL COMMON STOCKS (Cost $1,385,879)		2,546,747

Repurchase Agreements(b)(c) (30.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,193,217	$1,193,000	$1,193,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,193,000)		1,193,000

See accompanying notes to the financial statements.

134 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	12,529	$12,529
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,529)		12,529
TOTAL INVESTMENT SECURITIES (Cost $2,591,408)—96.2%		3,752,276
Net other assets (liabilities)—3.8%		148,013
NET ASSETS—100.0%		$3,900,289

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $12,732.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $251,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/29/22	2.83%	$1,315,263	$33,631
S&P MidCap 400	UBS AG	8/29/22	2.68%	37,691	1,205
				$1,352,954	$34,836

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 135

Mid-Cap ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$26,028	0.7%
Air Freight & Logistics	12,798	0.3%
Airlines	3,200	0.1%
Auto Components	38,278	1.0%
Automobiles	12,098	0.3%
Banks	173,459	4.4%
Beverages	6,750	0.2%
Biotechnology	44,442	1.1%
Building Products	47,860	1.2%
Capital Markets	40,023	1.0%
Chemicals	68,415	1.8%
Commercial Services & Supplies	38,092	1.0%
Communications Equipment	23,420	0.6%
Construction & Engineering	39,254	1.0%
Construction Materials	5,943	0.2%
Consumer Finance	11,318	0.3%
Containers & Packaging	22,480	0.6%
Diversified Consumer Services	28,174	0.7%
Diversified Financial Services	14,705	0.4%
Diversified Telecommunication Services	6,796	0.2%
Electric Utilities	36,524	0.9%
Electrical Equipment	52,360	1.3%
Electronic Equipment, Instruments & Components	85,414	2.2%
Energy Equipment & Services	13,725	0.4%
Entertainment	3,535	0.1%
Equity Real Estate Investment Trusts (REITs)	224,090	5.7%
Food & Staples Retailing	36,931	0.9%
Food Products	40,309	1.0%
Gas Utilities	40,868	1.1%
Health Care Equipment & Supplies	82,392	2.1%
Health Care Providers & Services	63,800	1.6%
Health Care Technology	5,726	0.1%
Hotels, Restaurants & Leisure	65,102	1.7%
Household Durables	37,862	1.0%
Household Products	2,303	0.1%
Independent Power and Renewable Electricity Producers	4,587	0.1%
Industrial Conglomerates	18,062	0.5%
Insurance	102,641	2.6%
Interactive Media & Services	6,848	0.2%
IT Services	55,620	1.4%
Leisure Products	32,995	0.8%
Life Sciences Tools & Services	38,499	1.0%
Machinery	117,624	3.0%
Marine	4,504	0.1%
Media	22,736	0.6%
Metals & Mining	77,939	2.0%
Multiline Retail	17,595	0.5%
Multi-Utilities	16,379	0.4%
Oil, Gas & Consumable Fuels	101,314	2.6%
Paper & Forest Products	6,172	0.2%
Personal Products	8,719	0.2%
Pharmaceuticals	18,248	0.5%
Professional Services	46,278	1.2%
Real Estate Management & Development	11,059	0.3%
Road & Rail	40,241	1.0%
Semiconductors & Semiconductor Equipment	91,122	2.3%
Software	67,332	1.7%
Specialty Retail	74,441	1.9%
Technology Hardware, Storage & Peripherals	7,672	0.2%
Textiles, Apparel & Luxury Goods	45,402	1.2%
Thrifts & Mortgage Finance	19,105	0.5%
Trading Companies & Distributors	24,959	0.6%
Water Utilities	14,180	0.4%
Other**	1,353,542	34.7%
Total	$3,900,289	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

136 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (99.6%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,806	$149,734
ACI Worldwide, Inc.* (Software)	1,214	34,635
Adient PLC* (Auto Components)	1,892	63,912
AECOM (Construction & Engineering)	2,820	203,041
AGCO Corp. (Machinery)	1,219	132,774
Alcoa Corp. (Metals & Mining)	2,209	112,416
Alleghany Corp.* (Insurance)	269	225,283
ALLETE, Inc. (Electric Utilities)	1,137	70,574
Amedisys, Inc.* (Health Care Providers & Services)	650	77,903
American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,252	81,781
American Eagle Outfitters, Inc. (Specialty Retail)	1,784	21,479
American Financial Group, Inc. (Insurance)	701	93,710
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,182	23,841
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	1,662	75,355
AptarGroup, Inc. (Containers & Packaging)	706	76,079
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,318	168,927
Ashland, Inc. (Chemicals)	577	57,971
Associated Banc-Corp. (Banks)	2,994	60,179
AutoNation, Inc.* (Specialty Retail)	376	44,646
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,949	93,299
Bank of Hawaii Corp. (Banks)	466	37,331
Bank OZK (Banks)	1,194	47,879
Belden, Inc. (Electronic Equipment, Instruments & Components)	883	57,148
BellRing Brands, Inc.* (Personal Products)	2,176	52,529
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,691	182,180
Black Hills Corp. (Multi-Utilities)	1,294	99,897
Blackbaud, Inc.* (Software)	318	19,500
Bread Financial Holdings, Inc. (IT Services)	993	39,333
Brighthouse Financial, Inc.* (Insurance)	1,494	64,869
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,690	62,354
Cable One, Inc. (Media)	41	56,444
Cabot Corp. (Chemicals)	1,126	83,617
CACI International, Inc.*—Class A (Professional Services)	467	141,170
Cadence Bank (Banks)	3,661	95,552
Callaway Golf Co.* (Leisure Products)	2,322	53,290
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,149	55,933
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	803	65,428
Casey's General Stores, Inc. (Food & Staples Retailing)	741	150,164
Cathay General Bancorp (Banks)	915	38,156
ChampionX Corp. (Energy Equipment & Services)	2,151	44,934
Chemed Corp. (Health Care Providers & Services)	128	61,580
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	210	25,383
Ciena Corp.* (Communications Equipment)	1,123	57,947
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	594	50,763
Clean Harbors, Inc.* (Commercial Services & Supplies)	409	39,914
CNO Financial Group, Inc. (Insurance)	2,313	43,369
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,063	35,628
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,283	65,407
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	312	23,091
Commerce Bancshares, Inc. (Banks)	1,096	76,161
Commercial Metals Co. (Metals & Mining)	2,424	96,039
CommVault Systems, Inc.* (Software)	311	17,444
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	2,243	63,140
Coty, Inc.*—Class A (Personal Products)	6,870	50,288
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,969	91,594
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	463	44,017
Crane Holdings Co. (Machinery)	485	47,981
Cullen/Frost Bankers, Inc. (Banks)	501	65,330
Curtiss-Wright Corp. (Aerospace & Defense)	767	110,018
Dana, Inc. (Auto Components)	2,860	47,934
Donaldson Co., Inc. (Machinery)	1,208	65,727
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	1,894	44,774
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,119	61,579
Dycom Industries, Inc.* (Construction & Engineering)	361	37,241
EMCOR Group, Inc. (Construction & Engineering)	1,020	118,697
Encompass Health Corp. (Health Care Providers & Services)	1,991	100,784
Energizer Holdings, Inc. (Household Products)	1,308	38,625
EnerSys (Electrical Equipment)	823	54,244
Enhabit, Inc.* (Health Care Providers & Services)	1	9
Enovis Corp.* (Health Care Equipment & Supplies)	553	33,025
Envestnet, Inc.* (Software)	517	30,126
Envista Holdings Corp.* (Health Care Equipment & Supplies)	3,245	131,908
EPR Properties (Equity Real Estate Investment Trusts (REITs))	1,496	80,500
EQT Corp. (Oil, Gas & Consumable Fuels)	5,898	259,688
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	8,128	63,805
Esab Corp. (Machinery)	537	22,135
Essent Group, Ltd. (Thrifts & Mortgage Finance)	2,147	89,659
Essential Utilities, Inc. (Water Utilities)	1,700	88,298
Euronet Worldwide, Inc.* (IT Services)	666	65,448
Exelixis, Inc.* (Biotechnology)	3,008	62,927
F.N.B. Corp. (Banks)	6,732	80,515
Fair Isaac Corp.* (Software)	217	100,260
Federated Hermes, Inc.—Class B (Capital Markets)	969	33,053
First American Financial Corp. (Insurance)	1,157	67,106

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 137

Common Stocks, continued

	Shares	Value
First Horizon Corp. (Banks)	10,671	$238,605
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	817	42,443
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	811	80,427
FirstCash Holdings, Inc. (Consumer Finance)	786	57,582
Flowers Foods, Inc. (Food Products)	3,976	112,958
Flowserve Corp. (Machinery)	2,607	88,221
Fluor Corp.* (Construction & Engineering)	2,834	72,012
Foot Locker, Inc. (Specialty Retail)	1,668	47,321
Fulton Financial Corp. (Banks)	3,332	55,611
GATX Corp. (Trading Companies & Distributors)	711	71,278
Genpact, Ltd. (IT Services)	1,155	55,532
Gentex Corp. (Auto Components)	2,198	62,028
Globus Medical, Inc.* (Health Care Equipment & Supplies)	633	37,151
Graco, Inc. (Machinery)	1,350	90,666
Graham Holdings Co.—Class B (Diversified Consumer Services)	78	46,370
Grand Canyon Education, Inc.* (Diversified Consumer Services)	645	61,965
Greif, Inc.—Class A (Containers & Packaging)	531	37,499
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,749	74,717
H&R Block, Inc. (Diversified Consumer Services)	1,719	68,692
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,020	70,880
Hancock Whitney Corp. (Banks)	948	46,272
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	6,960	77,813
Harley-Davidson, Inc. (Automobiles)	2,942	111,237
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,183	92,341
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,875	101,719
HealthEquity, Inc.* (Health Care Providers & Services)	556	32,343
Hexcel Corp. (Aerospace & Defense)	1,677	101,475
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	2,984	142,695
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,098	74,626
Home BancShares, Inc. (Banks)	2,379	56,144
Hubbell, Inc. (Electrical Equipment)	492	107,758
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,886	43,405
IAA, Inc.* (Commercial Services & Supplies)	1,231	46,446
ICU Medical, Inc.* (Health Care Equipment & Supplies)	212	37,560
IDACORP, Inc. (Electric Utilities)	1,009	112,726
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,575	135,548
Ingevity Corp.* (Chemicals)	356	23,888
Ingredion, Inc. (Food Products)	1,321	120,185
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	699	38,473
Interactive Brokers Group, Inc. (Capital Markets)	663	38,911
International Bancshares Corp. (Banks)	1,058	46,404
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	693	73,860
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,200	53,652
ITT, Inc. (Machinery)	733	54,997
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,578	93,639
Janus Henderson Group PLC (Capital Markets)	1,808	46,592
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,243	193,983
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	2,169	55,179
JetBlue Airways Corp.* (Airlines)	6,401	53,896
John Wiley & Sons, Inc.—Class A (Media)	433	22,611
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	497	94,763
KB Home (Household Durables)	1,731	56,500
KBR, Inc. (Professional Services)	974	51,846
Kemper Corp. (Insurance)	1,197	56,020
Kennametal, Inc. (Machinery)	1,649	44,276
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	2,096	113,561
Kirby Corp.* (Marine)	1,203	76,318
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	4,371	86,939
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	3,263	179,302
Kohl's Corp. (Multiline Retail)	2,567	74,802
Kyndryl Holdings, Inc.* (IT Services)	3,585	37,535
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	590	59,625
Lancaster Colony Corp. (Food Products)	205	27,138
Landstar System, Inc. (Road & Rail)	260	40,711
Lear Corp. (Auto Components)	1,193	180,309
Leggett & Platt, Inc. (Household Durables)	2,666	105,680
Lennox International, Inc. (Building Products)	277	66,350
LHC Group, Inc.* (Health Care Providers & Services)	620	101,097
Lincoln Electric Holdings, Inc. (Machinery)	487	68,881
Lithia Motors, Inc. (Specialty Retail)	577	153,068
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	188	52,428
LivaNova PLC* (Health Care Equipment & Supplies)	425	27,060
Lumentum Holdings, Inc.* (Communications Equipment)	757	68,478
Macy's, Inc. (Multiline Retail)	5,686	100,358
ManpowerGroup, Inc. (Professional Services)	1,052	82,487
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	455	62,299
MasTec, Inc.* (Construction & Engineering)	559	44,122
MDU Resources Group, Inc. (Multi-Utilities)	4,057	115,908
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	11,973	206,416
Mercury General Corp. (Insurance)	531	22,265
Mercury Systems, Inc.* (Aerospace & Defense)	1,150	67,862
MGIC Investment Corp. (Thrifts & Mortgage Finance)	6,177	87,343
MillerKnoll, Inc. (Commercial Services & Supplies)	1,512	45,526
Minerals Technologies, Inc. (Chemicals)	658	43,961

See accompanying notes to the financial statements.

138 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	499	$58,982
MSA Safety, Inc. (Commercial Services & Supplies)	358	45,946
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	941	77,783
Murphy USA, Inc. (Specialty Retail)	445	126,540
National Fuel Gas Co. (Gas Utilities)	876	63,370
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,230	46,740
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,930	91,887
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,726	88,459
Neogen Corp.*(a) (Health Care Equipment & Supplies)	904	20,910
New Jersey Resources Corp. (Gas Utilities)	1,918	88,592
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	9,318	98,957
NewMarket Corp. (Chemicals)	135	41,958
Nordstrom, Inc. (Multiline Retail)	2,227	52,357
NorthWestern Corp. (Multi-Utilities)	1,079	59,831
NOV, Inc. (Energy Equipment & Services)	7,848	146,052
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	250	38,550
Nu Skin Enterprises, Inc.—Class A (Personal Products)	1,002	43,597
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,038	54,516
nVent Electric PLC (Electrical Equipment)	1,361	48,057
OGE Energy Corp. (Electric Utilities)	2,517	103,398
Old National Bancorp (Banks)	5,846	101,779
Old Republic International Corp. (Insurance)	5,720	133,104
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,164	68,618
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	4,694	145,514
ONE Gas, Inc. (Gas Utilities)	1,079	91,650
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	582	50,366
Oshkosh Corp. (Machinery)	1,313	113,050
Owens Corning (Building Products)	1,936	179,544
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	4,657	72,603
Patterson Cos., Inc. (Health Care Providers & Services)	1,733	53,827
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	2,621	51,267
Performance Food Group Co.* (Food & Staples Retailing)	3,093	153,753
Perrigo Co. PLC (Pharmaceuticals)	2,684	112,379
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	4,495	79,876
Pilgrim's Pride Corp.* (Food Products)	959	30,084
PNM Resources, Inc. (Electric Utilities)	1,711	82,590
Polaris, Inc. (Leisure Products)	636	74,590
Portland General Electric Co. (Electric Utilities)	1,780	91,385
Post Holdings, Inc.* (Food Products)	1,115	96,938
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	775	37,998
Primerica, Inc. (Insurance)	292	37,577
Progyny, Inc.* (Health Care Providers & Services)	537	16,395
Prosperity Bancshares, Inc. (Banks)	1,839	136,252
R1 RCM, Inc.* (Health Care Providers & Services)	1,125	28,125
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	1,605	53,077
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	1,167	44,054
Regal Rexnord Corp. (Electrical Equipment)	775	104,083
Reinsurance Group of America, Inc. (Insurance)	1,337	154,798
Reliance Steel & Aluminum Co. (Metals & Mining)	1,236	235,149
RenaissanceRe Holdings, Ltd. (Insurance)	881	113,922
RLI Corp. (Insurance)	318	34,974
Royal Gold, Inc. (Metals & Mining)	524	54,899
RPM International, Inc. (Chemicals)	1,266	114,446
Ryder System, Inc. (Road & Rail)	1,020	79,886
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	4,610	70,948
Sabre Corp.* (IT Services)	3,386	20,824
Science Applications International Corp. (Professional Services)	1,114	107,913
SEI Investments Co. (Capital Markets)	853	47,222
Selective Insurance Group, Inc. (Insurance)	1,205	93,821
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	431	26,864
Sensient Technologies Corp. (Chemicals)	361	31,039
Silgan Holdings, Inc. (Containers & Packaging)	1,681	74,805
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,426	54,131
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,280	63,552
Sonoco Products Co. (Containers & Packaging)	1,945	123,487
Sotera Health Co.* (Life Sciences Tools & Services)	475	9,120
Southwest Gas Holdings, Inc. (Gas Utilities)	1,334	116,005
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	8,018	56,607
Spire, Inc. (Gas Utilities)	1,040	78,250
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	2,680	118,831
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,187	60,449
Stericycle, Inc.* (Commercial Services & Supplies)	1,837	86,100
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	5,039	146,232
Sunrun, Inc.* (Electrical Equipment)	4,196	137,166
Synovus Financial Corp. (Banks)	1,740	70,261
Taylor Morrison Home Corp.* (Household Durables)	2,387	68,507
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	825	82,847
TEGNA, Inc. (Media)	2,473	51,785
Terex Corp. (Machinery)	1,383	46,344
Texas Capital Bancshares, Inc.* (Banks)	1,012	59,323
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	544	47,448
The Boston Beer Co., Inc.*—Class A (Beverages)	75	28,532

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 139

Common Stocks, continued

	Shares	Value
The Brink's Co. (Commercial Services & Supplies)	938	$53,410
The Chemours Co. (Chemicals)	3,105	110,507
The Gap, Inc. (Specialty Retail)	4,206	40,462
The Goodyear Tire & Rubber Co.* (Auto Components)	5,637	69,222
The Hain Celestial Group, Inc.* (Food Products)	1,792	40,768
The Hanover Insurance Group, Inc. (Insurance)	711	97,030
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	4,285	45,464
The Middleby Corp.* (Machinery)	391	56,574
The New York Times Co.—Class A (Media)	1,397	44,634
The Timken Co. (Machinery)	1,346	88,001
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,711	35,982
The Western Union Co. (IT Services)	7,702	131,088
Thor Industries, Inc. (Automobiles)	1,098	92,594
Toll Brothers, Inc. (Household Durables)	2,200	108,196
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,704	73,459
TripAdvisor, Inc.* (Interactive Media & Services)	1,160	22,052
UGI Corp. (Gas Utilities)	4,192	180,926
Umpqua Holdings Corp. (Banks)	2,729	48,058
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,147	19,881
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	2,306	19,048
United Bankshares, Inc. (Banks)	2,708	104,908
United States Steel Corp. (Metals & Mining)	5,204	123,075
United Therapeutics Corp.* (Biotechnology)	471	108,834
Univar Solutions, Inc.* (Trading Companies & Distributors)	3,377	91,314
Unum Group (Insurance)	4,013	129,178
Valley National Bancorp (Banks)	8,385	98,021
ViaSat, Inc.* (Communications Equipment)	1,487	48,967
Victoria's Secret & Co.* (Specialty Retail)	691	25,539
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,632	54,377
Visteon Corp.* (Auto Components)	561	71,572
Vontier Corp. (Electronic Equipment, Instruments & Components)	3,215	82,947
Voya Financial, Inc. (Diversified Financial Services)	2,039	122,666
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,303	44,471
Watsco, Inc. (Trading Companies & Distributors)	225	61,639
Webster Financial Corp. (Banks)	2,096	97,359
Werner Enterprises, Inc. (Road & Rail)	1,181	51,917
WEX, Inc.* (IT Services)	511	84,933
Wintrust Financial Corp. (Banks)	601	51,710
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,110	92,463
Woodward, Inc. (Machinery)	1,210	126,688
World Wrestling Entertainment, Inc.—Class A (Entertainment)	327	22,664
Worthington Industries, Inc. (Metals & Mining)	640	32,774
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	643	44,631
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,380	40,769
XPO Logistics, Inc.* (Air Freight & Logistics)	1,974	117,927
TOTAL COMMON STOCKS (Cost $20,218,307)		22,280,124

Collateral for Securities Loaned(b) (0.1%)
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(c)	20,762	20,762
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,762)		20,762
TOTAL INVESTMENT SECURITIES (Cost $20,239,069)—99.7%		22,300,886
Net other assets (liabilities)—0.3%		59,396
NET ASSETS—100.0%		$22,360,282

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $20,655.

(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

See accompanying notes to the financial statements.

140 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Mid-Cap Value ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$279,355	1.2%
Air Freight & Logistics	117,927	0.5%
Airlines	53,896	0.2%
Auto Components	494,978	2.2%
Automobiles	203,831	0.9%
Banks	1,711,809	7.7%
Beverages	28,532	0.1%
Biotechnology	171,761	0.8%
Building Products	245,895	1.1%
Capital Markets	165,778	0.7%
Chemicals	507,387	2.3%
Commercial Services & Supplies	317,342	1.4%
Communications Equipment	175,392	0.8%
Construction & Engineering	475,112	2.1%
Consumer Finance	57,582	0.3%
Containers & Packaging	311,870	1.4%
Diversified Consumer Services	177,027	0.8%
Diversified Financial Services	122,666	0.5%
Diversified Telecommunication Services	53,652	0.2%
Electric Utilities	553,014	2.5%
Electrical Equipment	451,308	2.0%
Electronic Equipment, Instruments & Components	1,045,716	4.7%
Energy Equipment & Services	190,986	0.9%
Entertainment	22,664	0.1%
Equity Real Estate Investment Trusts	2,251,637	10.1%
Food & Staples Retailing	621,263	2.8%
Food Products	428,071	1.9%
Gas Utilities	618,794	2.8%
Health Care Equipment & Supplies	451,483	2.0%
Health Care Providers & Services	621,797	2.8%
Hotels, Restaurants & Leisure	333,219	1.5%
Household Durables	338,883	1.5%
Household Products	38,625	0.2%
Independent Power and Renewable Electricity Producers	50,366	0.2%
Insurance	1,367,026	6.1%
Interactive Media & Services	22,052	0.1%
IT Services	434,693	1.9%
Leisure Products	127,880	0.6%
Life Sciences Tools & Services	9,120	NM
Machinery	1,046,314	4.7%
Marine	76,318	0.3%
Media	175,474	0.8%
Metals & Mining	654,352	2.9%
Multiline Retail	296,135	1.3%
Multi-Utilities	275,636	1.2%
Oil, Gas & Consumable Fuels	673,080	3.0%
Personal Products	146,414	0.7%
Pharmaceuticals	306,362	1.4%
Professional Services	383,416	1.7%
Real Estate Management & Development	94,763	0.4%
Road & Rail	351,816	1.6%
Semiconductors & Semiconductor Equipment	333,340	1.5%
Software	201,965	0.9%
Specialty Retail	459,055	2.1%
Technology Hardware, Storage & Peripherals	129,228	0.6%
Textiles, Apparel & Luxury Goods	315,325	1.4%
Thrifts & Mortgage Finance	320,430	1.4%
Trading Companies & Distributors	302,014	1.4%
Water Utilities	88,298	0.4%
Other**	80,158	0.4%
Total	$22,360,282	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 141

Common Stocks (59.9%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,172	$173,651
Adobe, Inc.* (Software)	1,312	538,077
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,499	425,021
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,061	117,750
Align Technology, Inc.* (Health Care Equipment & Supplies)	219	61,532
Alphabet, Inc.*—Class A (Interactive Media & Services)	10,080	1,172,505
Alphabet, Inc.*—Class C (Interactive Media & Services)	10,480	1,222,386
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	17,027	2,297,793
American Electric Power Co., Inc. (Electric Utilities)	1,426	140,547
Amgen, Inc. (Biotechnology)	1,483	366,998
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,443	248,138
ANSYS, Inc.* (Software)	241	67,237
Apple, Inc. (Technology Hardware, Storage & Peripherals)	27,086	4,401,746
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,416	256,048
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	238	136,717
AstraZeneca PLCADR (Pharmaceuticals)	1,605	106,299
Atlassian Corp. PLC*—Class A (Software)	397	83,100
Autodesk, Inc.* (Software)	604	130,657
Automatic Data Processing, Inc. (IT Services)	1,160	279,698
Baidu, Inc.*ADR (Interactive Media & Services)	600	81,942
Biogen, Inc.* (Biotechnology)	406	87,314
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	112	216,797
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,133	606,699
Cadence Design Systems, Inc.* (Software)	766	142,537
Charter Communications, Inc.*—Class A (Media)	466	201,359
Cintas Corp. (Commercial Services & Supplies)	284	120,839
Cisco Systems, Inc. (Communications Equipment)	11,498	521,664
Cognizant Technology Solutions Corp.— Class A (IT Services)	1,448	98,406
Comcast Corp.—Class A (Media)	12,414	465,773
Constellation Energy Corp. (Electric Utilities)	907	59,953
Copart, Inc.* (Commercial Services & Supplies)	660	84,546
Costco Wholesale Corp. (Food & Staples Retailing)	1,230	665,799
Crowdstrike Holdings, Inc.*—Class A (Software)	592	108,691
CSX Corp. (Road & Rail)	6,039	195,241
Datadog, Inc.*—Class A (Software)	786	80,180
DexCom, Inc.* (Health Care Equipment & Supplies)	1,091	89,549
DocuSign, Inc.* (Software)	556	35,573
Dollar Tree, Inc.* (Multiline Retail)	624	103,185
eBay, Inc. (Internet & Direct Marketing Retail)	1,556	75,668
Electronic Arts, Inc. (Entertainment)	777	101,966
Exelon Corp. (Electric Utilities)	2,723	126,592
Fastenal Co. (Trading Companies & Distributors)	1,599	82,125
Fiserv, Inc.* (IT Services)	1,795	189,696
Fortinet, Inc.* (Software)	2,230	133,020
Gilead Sciences, Inc. (Biotechnology)	3,484	208,169
Honeywell International, Inc. (Industrial Conglomerates)	1,890	363,749
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	233	93,009
Illumina, Inc.* (Life Sciences Tools & Services)	435	94,256
Intel Corp. (Semiconductors & Semiconductor Equipment)	11,355	412,300
Intuit, Inc. (Software)	783	357,181
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	997	229,480
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	1,407	83,717
Keurig Dr Pepper, Inc. (Beverages)	3,940	152,636
KLA Corp. (Semiconductors & Semiconductor Equipment)	414	158,786
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	385	192,696
Lucid Group, Inc.*(a) (Automobiles)	4,634	84,571
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	341	105,884
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	908	144,209
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,362	131,516
Match Group, Inc.* (Interactive Media & Services)	793	58,135
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	139	113,106
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	5,747	914,348
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,541	106,113
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,101	191,828
Microsoft Corp. (Software)	12,516	3,513,741
Moderna, Inc.* (Biotechnology)	1,105	181,319
Mondelez International, Inc.—Class A (Food Products)	3,843	246,106
Monster Beverage Corp.* (Beverages)	1,471	146,541
NetEase, Inc.ADR (Entertainment)	505	46,955
Netflix, Inc.* (Entertainment)	1,233	277,302
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,888	1,069,437
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	729	134,049
Okta, Inc.* (IT Services)	419	41,251
Old Dominion Freight Line, Inc. (Road & Rail)	315	95,606
O’Reilly Automotive, Inc.* (Specialty Retail)	182	128,053
PACCAR, Inc. (Machinery)	966	88,408
Palo Alto Networks, Inc.* (Software)	277	138,251
Paychex, Inc. (IT Services)	1,003	128,665
PayPal Holdings, Inc.* (IT Services)	3,216	278,280
PepsiCo, Inc. (Beverages)	3,839	671,671
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,231	60,331

See accompanying notes to the financial statements.

142 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,110	$451,137
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	300	174,507
Ross Stores, Inc. (Specialty Retail)	976	79,310
Seagen, Inc.* (Biotechnology)	511	91,970
Sirius XM Holdings, Inc.(a) (Media)	10,932	73,026
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	447	48,669
Splunk, Inc.* (Software)	447	46,448
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,184	269,939
Synopsys, Inc.* (Software)	424	155,820
Tesla, Inc.* (Automobiles)	1,734	1,545,774
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,561	458,137
The Kraft Heinz Co. (Food Products)	3,400	125,222
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,480	497,849
VeriSign, Inc.* (IT Services)	304	57,505
Verisk Analytics, Inc. (Professional Services)	438	83,330
Vertex Pharmaceuticals, Inc.* (Biotechnology)	711	199,372
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,400	95,088
Workday, Inc.*—Class A (Software)	552	85,615
Xcel Energy, Inc. (Electric Utilities)	1,513	110,721
Zoom Video Communications, Inc.*—Class A (Software)	699	72,598
Zscaler, Inc.* (Software)	392	60,784
TOTAL COMMON STOCKS (Cost $5,953,425)		33,125,490

Repurchase Agreements(b)(c) (42.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $23,378,244	$23,374,000	$23,374,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,374,000)		23,374,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	160,653	$160,653
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $160,653)		160,653
TOTAL INVESTMENT SECURITIES (Cost $29,488,078)—102.4%		56,660,143
Net other assets (liabilities)—(2.4)%		(1,314,157)
NET ASSETS—100.0%		$55,345,986

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $157,571.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $2,968,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

ADR	American Depositary Receipt

NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	15	9/19/22	$3,891,450	$250,916

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/29/22	2.93%	$457,711	$59,912
Nasdaq-100 Index	UBS AG	8/29/22	3.13%	17,894,095	478,386
				$18,351,806	$538,298

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 143

Nasdaq-100 ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Automobiles	$1,630,345	2.9%
Beverages	970,848	1.8%
Biotechnology	1,309,649	2.4%
Commercial Services & Supplies	205,385	0.4%
Communications Equipment	521,664	0.9%
Electric Utilities	437,813	0.8%
Entertainment	599,874	1.1%
Food & Staples Retailing	760,887	1.4%
Food Products	371,328	0.7%
Health Care Equipment & Supplies	473,570	0.9%
Hotels, Restaurants & Leisure	748,695	1.3%
Industrial Conglomerates	363,749	0.7%
Interactive Media & Services	3,449,317	6.2%
Internet & Direct Marketing Retail	2,630,615	4.7%
IT Services	1,073,501	1.9%
Life Sciences Tools & Services	94,256	0.2%
Machinery	88,408	0.2%
Media	740,158	1.3%
Multiline Retail	103,185	0.2%
Pharmaceuticals	106,299	0.2%
Professional Services	83,329	0.1%
Road & Rail	290,847	0.5%
Semiconductors & Semiconductor Equipment	5,027,291	9.1%
Software	5,749,510	10.4%
Specialty Retail	207,363	0.4%
Technology Hardware, Storage & Peripherals	4,401,746	8.0%
Textiles, Apparel & Luxury Goods	105,884	0.2%
Trading Companies & Distributors	82,125	0.1%
Wireless Telecommunication Services	497,849	0.9%
Other**	22,220,496	40.1%
Total	$55,345,986	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

144 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (76.1%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	6,923	$257,328
Baker Hughes Co.—Class A (Energy Equipment & Services)	19,146	491,861
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	4,838	723,668
Chevron Corp. (Oil, Gas & Consumable Fuels)	40,217	6,586,740
ConocoPhillips (Oil, Gas & Consumable Fuels)	26,474	2,579,362
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,188	81,841
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	16,493	504,521
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	12,564	789,647
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,415	437,188
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,980	108,959
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,989	1,333,417
EQT Corp. (Oil, Gas & Consumable Fuels)	6,052	266,470
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	8,326	65,359
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	86,224	8,357,692
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,029	201,216
Halliburton Co. (Energy Equipment & Services)	18,462	540,937
Hess Corp. (Oil, Gas & Consumable Fuels)	5,670	637,705
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	3,060	146,329
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	39,914	718,053
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	14,485	359,228
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,073	1,014,951
New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)	849	41,576
NOV, Inc. (Energy Equipment & Services)	8,039	149,606
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,224	1,198,228
OGE Energy Corp. (Electric Utilities)	4,098	168,346
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,141	546,083
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,296	270,573
Phillips 66 (Oil, Gas & Consumable Fuels)	9,847	876,383
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,606	1,091,392
Plug Power, Inc.* (Electrical Equipment)	10,649	227,250
Schlumberger, Ltd. (Energy Equipment & Services)	28,932	1,071,351
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,666	322,467
TechnipFMC PLC* (Energy Equipment & Services)	8,700	70,383
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	127	232,899
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	24,931	849,898
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,353	925,262
TOTAL COMMON STOCKS (Cost $16,030,582)		34,244,169

Repurchase Agreements(a)(b) (17.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $8,034,459	$8,033,000	$8,033,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,033,000)		8,033,000
TOTAL INVESTMENT SECURITIES (Cost $24,063,582)—93.9%		42,277,169
Net other assets (liabilities)—6.1%		2,761,491
NET ASSETS—100.0%		$45,038,660

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $5,861,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/22	2.93%	$16,079,057	$985,832
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/22	2.33%	17,118,722	916,714
				$33,197,779	$1,902,546

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 145

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Electric Utilities	$168,346	0.4%
Electrical Equipment	227,250	0.5%
Energy Equipment & Services	2,324,138	5.2%
Oil, Gas & Consumable Fuels	31,323,219	69.6%
Semiconductors & Semiconductor Equipment	201,216	0.4%
Other**	10,794,491	23.9%
Total	$45,038,660	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

146 :: Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (83.9%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	22,915	$193,403
Baker Hughes Co.—Class A (Energy Equipment & Services)	18,689	480,120
Bristow Group, Inc.* (Energy Equipment & Services)	3,937	101,575
Cactus, Inc.—Class A (Energy Equipment & Services)	10,257	426,589
ChampionX Corp. (Energy Equipment & Services)	27,618	576,940
Core Laboratories N.V. (Energy Equipment & Services)	7,858	148,831
DMC Global, Inc.* (Energy Equipment & Services)	3,309	75,313
Dril-Quip, Inc.* (Energy Equipment & Services)	5,857	150,232
Expro Group Holdings N.V.* (Energy Equipment & Services)	5,022	61,168
Halliburton Co. (Energy Equipment & Services)	81,527	2,388,740
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	24,189	97,724
Helmerich & Payne, Inc. (Energy Equipment & Services)	13,009	602,317
Liberty Energy, Inc.* (Energy Equipment & Services)	18,706	265,625
Nabors Industries, Ltd.* (Energy Equipment & Services)	1,500	213,735
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	27,330	272,480
NOV, Inc. (Energy Equipment & Services)	32,956	613,310
Oceaneering International, Inc.* (Energy Equipment & Services)	17,011	180,657
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	35,476	587,128
ProPetro Holding Corp.* (Energy Equipment & Services)	14,505	152,593
RPC, Inc.* (Energy Equipment & Services)	11,948	97,496
Schlumberger, Ltd. (Energy Equipment & Services)	70,673	2,617,020
TechnipFMC PLC* (Energy Equipment & Services)	72,131	583,540
Transocean, Ltd.* (Energy Equipment & Services)	106,322	359,368
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	12,808	177,135
Valaris, Ltd.* (Energy Equipment & Services)	11,071	555,543
TOTAL COMMON STOCKS (Cost $6,765,224)		11,978,582

Repurchase Agreements(a)(b) (18.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $2,665,484	$2,665,000	$2,665,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,665,000)		2,665,000
TOTAL INVESTMENT SECURITIES (Cost $9,430,224)—102.6%		14,643,582
Net other assets (liabilities)—(2.6)%		(376,758)
NET ASSETS—100.0%		$14,266,824

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $1,860,000.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Oil Equipment & Services UltraSector ProFund :: 147

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	8/23/22	2.93%	$5,394,451	$402,738
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	8/23/22	2.68%	5,928,778	371,232
				$11,323,229	$773,970

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Energy Equipment & Services	$11,978,582	83.9%
Other**	2,288,242	16.1%
Total	$14,266,824	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

148 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (85.3%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	641	$4,493
Amicus Therapeutics, Inc.* (Biotechnology)	3,334	33,206
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,316	4,659
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	497	18,583
Arvinas, Inc.* (Pharmaceuticals)	577	30,644
Atea Pharmaceuticals, Inc.* (Biotechnology)	703	5,765
Axsome Therapeutics, Inc.* (Pharmaceuticals)	406	15,668
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,124	156,709
Cara Therapeutics, Inc.* (Biotechnology)	558	4,877
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	498	8,132
Catalent, Inc.* (Pharmaceuticals)	1,459	165,013
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,262	12,923
ChemoCentryx, Inc.* (Biotechnology)	659	15,566
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	448	7,701
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,265	36,255
Elanco Animal Health, Inc.* (Pharmaceuticals)	6,270	127,030
Eli Lilly & Co. (Pharmaceuticals)	517	170,450
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	306	15,523
Innoviva, Inc.* (Pharmaceuticals)	829	11,888
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,149	62,184
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,033	23,278
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	824	128,593
Johnson & Johnson (Pharmaceuticals)	4,560	795,812
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	164	10,302
Merck & Co., Inc. (Pharmaceuticals)	1,807	161,437
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	500	7,240
Nuvation Bio, Inc.* (Pharmaceuticals)	1,518	4,190
Organon & Co. (Pharmaceuticals)	3,355	106,421
Pacira BioSciences, Inc.* (Pharmaceuticals)	600	33,936
Perrigo Co. PLC (Pharmaceuticals)	1,780	74,529
Pfizer, Inc. (Pharmaceuticals)	13,770	695,523
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	268	5,245
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	665	40,106
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	363	11,137
Revance Therapeutics, Inc.* (Pharmaceuticals)	885	13,735
Roivant Sciences, Ltd.* (Pharmaceuticals)	1,279	5,090
Royalty Pharma PLC—Class A (Pharmaceuticals)	3,897	169,481
Theravance Biopharma, Inc.* (Pharmaceuticals)	712	6,258
Vanda Pharmaceuticals, Inc.* (Biotechnology)	744	8,020
Viatris, Inc. (Pharmaceuticals)	13,634	132,113
Zoetis, Inc. (Pharmaceuticals)	944	172,327
TOTAL COMMON STOCKS (Cost $2,727,102)		3,512,042

Repurchase Agreements(b)(c) (21.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $875,159	$875,000	$875,000
TOTAL REPURCHASE AGREEMENTS (Cost $875,000)		875,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	8,349	$8,349
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $8,349)		8,349
TOTAL INVESTMENT SECURITIES (Cost $3,610,451)—106.8%		4,395,391
Net other assets (liabilities)—(6.8)%		(278,503)
NET ASSETS—100.0%		$4,116,888

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $7,904.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $418,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 149

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	8/23/22	2.93%	$1,504,930	$1,685
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	8/23/22	2.68%	1,170,501	2,601
				$2,675,431	$4,286

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Biotechnology	$113,937	2.8%
Pharmaceuticals	3,398,105	82.5%
Other**	604,846	14.7%
Total	$4,116,888	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

150 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (70.8%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	32,530	$1,398,465
Alamos Gold, Inc. (Metals & Mining)	27,992	220,857
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	29,863	439,285
B2Gold Corp. (Metals & Mining)	75,421	264,728
Barrick Gold Corp. (Metals & Mining)	127,016	1,999,232
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	17,072	92,872
Coeur Mining, Inc.* (Metals & Mining)	20,045	64,344
Eldorado Gold Corp.* (Metals & Mining)	13,184	81,213
Endeavour Silver Corp.* (Metals & Mining)	12,924	47,043
Equinox Gold Corp.* (Metals & Mining)	19,931	88,892
First Majestic Silver Corp. (Metals & Mining)	16,242	124,414
Fortuna Silver Mines, Inc.* (Metals & Mining)	20,857	59,442
Franco-Nevada Corp. (Metals & Mining)	13,658	1,747,951
Gold Fields, Ltd.ADR(a) (Metals & Mining)	63,630	585,396
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	38,729	126,644
Hecla Mining Co. (Metals & Mining)	38,479	174,310
IAMGOLD Corp.* (Metals & Mining)	34,185	56,747
Kinross Gold Corp. (Metals & Mining)	92,743	316,254
MAG Silver Corp.* (Metals & Mining)	6,214	86,499
New Gold, Inc.* (Metals & Mining)	48,693	39,792
Newmont Corp. (Metals & Mining)	56,655	2,565,338
Novagold Resources, Inc.* (Metals & Mining)	17,364	84,736
Osisko Gold Royalties, Ltd. (Metals & Mining)	12,532	130,959
Pan American Silver Corp. (Metals & Mining)	15,027	305,499
Royal Gold, Inc. (Metals & Mining)	4,685	490,847
Sandstorm Gold, Ltd. (Metals & Mining)	13,722	81,646
Seabridge Gold, Inc.* (Metals & Mining)	4,629	63,510
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	47,975	476,872
SilverCrest Metals, Inc.* (Metals & Mining)	10,413	70,808
SSR Mining, Inc. (Metals & Mining)	15,173	249,748
Wheaton Precious Metals Corp. (Metals & Mining)	32,229	1,105,455
Yamana Gold, Inc. (Metals & Mining)	68,603	327,922
TOTAL COMMON STOCKS (Cost $6,993,318)		13,967,720

Repurchase Agreements(b)(c) (25.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $5,002,908	$5,002,000	$5,002,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,002,000)		5,002,000

Collateral for Securities Loaned(d) (2.8%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	552,112	$552,112
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $552,112)		552,112
TOTAL INVESTMENT SECURITIES (Cost $12,547,430)—98.9%		19,521,832
Net other assets (liabilities)—1.1%		214,130
NET ASSETS—100.0%		$19,735,962

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $534,676.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $1,928,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 151

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/22	2.93%	$7,865,041	$432,970
Dow Jones Precious Metals Index	UBS AG	8/23/22	3.08%	7,709,649	395,161
				$15,574,690	$828,131

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Metals & Mining	$13,967,720	70.8%
Other**	5,768,242	29.2%
Total	$19,735,962	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

152 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (73.2%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	2,011	$25,359
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	571	94,660
American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	536	35,012
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts (REITs))	1,136	43,032
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	1,785	483,433
Americold Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,035	33,896
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5,998	41,266
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	604	27,385
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	537	114,886
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts (REITs))	654	20,254
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	548	49,956
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,151	26,680
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	409	57,710
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,256	107,539
Compass, Inc.*—Class A (Real Estate Management & Development)	109	416
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	432	12,161
CoStar Group, Inc.* (Professional Services)	1,522	110,482
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	572	17,646
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	1,664	300,618
CubeSmart (Equity Real Estate Investment Trusts (REITs))	863	39,586
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,094	144,900
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	676	15,981
Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,477	92,401
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	160	27,286
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	350	246,309
Equity Commonwealth* (Equity Real Estate Investment Trusts (REITs))	434	12,160
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	665	48,891
Equity Residential (Equity Real Estate Investment Trusts (REITs))	1,315	103,083
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	251	71,919
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	516	97,792
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	274	28,937
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	507	26,339
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	904	46,999
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,463	38,404
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,073	57,277
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	404	14,370
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	2,746	48,906
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	556	8,362
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	2,345	91,525
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	1,116	54,115
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	418	10,634
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	188	35,846
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	403	21,835
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	2,374	52,489
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	335	33,855
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	324	40,788
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,101	12,078
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,306	39,755
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	443	82,278
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	176	11,412
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	676	32,184
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	323	17,713
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,793	19,562
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	903	27,993
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,512	7,424
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	218	2,385
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	865	15,371
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	267	13,091
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	2,844	377,002
Public Storage (Equity Real Estate Investment Trusts (REITs))	587	191,603

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 153

Common Stocks, continued

	Shares	Value
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	562	$21,216
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	2,311	170,991
Redfin Corp.* (Real Estate Management & Development)	412	3,584
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	596	38,400
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	634	41,470
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	888	13,666
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	414	139,017
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,262	137,104
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	246	12,214
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	516	22,879
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	689	22,585
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,179	27,848
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	970	28,149
Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	467	76,569
The Howard Hughes Corp.* (Real Estate Management & Development)	148	10,492
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	1,150	55,660
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	1,536	82,606
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,700	126,503
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	611	18,568
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	1,745	150,663
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	2,861	103,912
WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	741	66,171
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	138	4,830
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	629	21,940
TOTAL COMMON STOCKS (Cost $2,613,750)		5,360,268

Repurchase Agreements(a)(b) (24.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,769,321	$1,769,000	$1,769,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,769,000)		1,769,000
TOTAL INVESTMENT SECURITIES (Cost $4,382,750)—97.3%		7,129,268
Net other assets (liabilities)—2.7%		197,893
NET ASSETS—100.0%		$7,327,161

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $966,000.

See accompanying notes to the financial statements.

154 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/22	2.93%	$2,293,789	$95,481
Dow Jones U.S. Real Estate Index	UBS AG	8/23/22	2.68%	3,417,785	159,020
				$5,711,574	$254,501

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Equity Real Estate Investment Trusts (REITs)	$4,923,426	67.3%
Mortgage Real Estate Investment Trusts (REITs)	134,289	1.8%
Professional Services	110,482	1.5%
Real Estate Management & Development	192,071	2.6%
Other**	1,966,893	26.8%
Total	$7,327,161	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 155

Repurchase Agreements(a)(b) (89.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $41,188,477	$41,181,000	$41,181,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,181,000)		41,181,000
TOTAL INVESTMENT SECURITIES (Cost $41,181,000)—89.4%		41,181,000
Net other assets (liabilities)—10.6%		4,865,984
NET ASSETS—100.0%		$46,046,984

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $2,250,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.875%, due 5/15/52	Citibank North America	8/15/22	(2.15)%	$(47,618,364)	$(416,060)
30-Year U.S. Treasury Bond, 2.875%, due 5/15/52	Societe’ Generale	8/15/22	(2.07)%	(9,637,856)	(108,074)
				$(57,256,220)	$(524,134)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

156 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (103.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $3,806,691	$3,806,000	$3,806,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,806,000)		3,806,000
TOTAL INVESTMENT SECURITIES (Cost $3,806,000)—103.0%		3,806,000
Net other assets (liabilities)—(3.0)%		(111,406)
NET ASSETS—100.0%		$3,694,594

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $384,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 2.875%, due 5/15/32	Citibank North America	8/15/22	(2.10)%	$(1,994,759)	$(84,678)
10-Year U.S. Treasury Note, 2.875%, due 5/15/32	Societe’ Generale	8/15/22	(2.06)%	(1,679,262)	(37,859)
				$(3,674,021)	$(122,537)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 157

Repurchase Agreements(a)(b) (102.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $47,854,687	$47,846,000	$47,846,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,846,000)		47,846,000
TOTAL INVESTMENT SECURITIES (Cost $47,846,000)—102.1%		47,846,000
Net other assets (liabilities)—(2.1)%		(969,124)
NET ASSETS—100.0%		$46,876,876

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $1,194,000.

As of July 31, 2022, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$2,012,540	British pound	1,689,588	8/5/22	$2,057,471	$(44,931)
U.S. dollar	1,596,816	Canadian dollar	2,079,878	8/5/22	1,624,389	(27,573)
U.S. dollar	10,622,097	Euro	10,482,594	8/5/22	10,715,885	(93,788)
U.S. dollar	2,361,947	Japanese yen	322,247,542	8/5/22	2,417,838	(55,891)
U.S. dollar	854,682	Swedish krona	9,039,499	8/5/22	890,348	(35,666)
U.S. dollar	726,570	Swiss franc	707,788	8/5/22	744,027	(17,457)
Total Short Contracts	$18,174,652				$18,449,958	$(275,306)

Long:
British pound	202,950	U.S. dollar	$247,175	8/5/22	$247,139	$(36)
Canadian dollar	182,261	U.S. dollar	142,335	8/5/22	142,346	11
Euro	799,547	U.S. dollar	817,390	8/5/22	817,341	(49)
Japanese yen	28,996,355	U.S. dollar	217,510	8/5/22	217,561	51
Swedish krona	648,736	U.S. dollar	63,855	8/5/22	63,897	42
Swiss franc	68,854	U.S. dollar	72,353	8/5/22	72,379	26
Total Long Contracts			$1,560,618		$1,560,663	$45

As of July 31, 2022, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$4,455,530	British pound	3,728,809	8/5/22	$4,540,702	$(85,172)
U.S. dollar	3,337,601	Canadian dollar	4,344,011	8/5/22	3,392,681	(55,080)
U.S. dollar	20,858,374	Euro	20,468,822	8/5/22	20,924,358	(65,984)
U.S. dollar	5,026,441	Japanese yen	681,537,471	8/5/22	5,113,607	(87,166)
U.S. dollar	1,400,050	Swedish krona	14,667,245	8/5/22	1,444,655	(44,605)
U.S. dollar	1,243,918	Swiss franc	1,203,158	8/5/22	1,264,761	(20,843)
Total Short Contracts	$36,321,914				$36,680,764	$(358,850)

Long:
British pound	630,401	U.S. dollar	$760,118	8/5/22	$767,661	$7,543
Canadian dollar	775,872	U.S. dollar	604,531	8/5/22	605,958	1,427
Euro	3,717,478	U.S. dollar	3,804,995	8/5/22	3,800,211	(4,784)
Japanese yen	124,214,801	U.S. dollar	910,009	8/5/22	931,989	21,980
Swedish krona	3,036,801	U.S. dollar	298,183	8/5/22	299,111	928
Swiss franc	234,385	U.S. dollar	243,298	8/5/22	246,386	3,088
Total Long Contracts			$6,621,134		$6,651,316	$30,182
Total unrealized appreciation						$35,096
Total unrealized (depreciation)						(639,025)
Total net unrealized appreciation/(depreciation)						$(603,929)

See accompanying notes to the financial statements.

158 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (75.4%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	41,023	$3,875,443
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,394	34,613
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,541	51,252
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	13,248	2,278,126
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	22,363	2,370,031
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	10,336	5,534,722
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,450	123,917
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,418	971,327
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,764	413,664
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	1,346	69,292
Intel Corp. (Semiconductors & Semiconductor Equipment)	103,512	3,758,521
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,778	1,449,014
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,512	1,757,791
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,484	214,266
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	21,535	1,199,069
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	14,075	969,205
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	28,268	1,748,658
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,409	166,544
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,110	515,839
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	63,388	11,513,163
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	6,647	1,222,250
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	10,999	734,513
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,476	125,475
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,745	285,672
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	28,352	4,112,741
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,607	100,164
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	926	136,566
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,074	443,577
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,402	504,902
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,055	409,109
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	23,344	4,176,008
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,100	127,006
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	3,130	260,729
TOTAL COMMON STOCKS (Cost $14,036,751)		51,653,169

Repurchase Agreements(b)(c) (21.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $14,420,618	$14,418,000	$14,418,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,418,000)		14,418,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	65,233	$65,233
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $65,233)		65,233
TOTAL INVESTMENT SECURITIES (Cost $28,519,984)—96.5%		66,136,402
Net other assets (liabilities)—3.5%		2,429,995
NET ASSETS—100.0%		$68,566,397

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $69,241.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $9,138,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 159

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/23/22	2.93%	$26,128,558	$1,143,861
Dow Jones U.S. Semiconductors Index	UBS AG	8/23/22	2.68%	24,941,837	1,124,972
				$51,070,395	$2,268,833

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2022:

		% of
	Value	Net Assets
Semiconductors & Semiconductor Equipment	$51,653,169	75.4%
Other**	16,913,228	24.6%
Total	$68,566,397	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

160 :: Short Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: July 31, 2022

U.S. Treasury Obligation (98.6%)

	Principal Amount	Value
U.S. Treasury Bills, 1.98%+, 8/18/22^	$400,000	$399,605
TOTAL U.S. TREASURY OBLIGATION (Cost $399,688)		399,605
TOTAL INVESTMENT SECURITIES (Cost $399,688)—98.6%		399,605
Reverse Repurchase Agreements Including accrued interest—(98.6)%		(399,702)
Net other assets (liabilities)—100.0%		405,506
NET ASSETS—100.0%		$405,409

+	Reflects the effective yield or interest rate in effect at July 31, 2022.

^	$399,605 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	3	8/29/22	$(359,850)	$(873)
CME Micro Bitcoin Futures Contracts	19	8/29/22	(45,581)	(181)
			$(405,431)	$(1,054)

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Short Nasdaq-100 ProFund :: 161

Repurchase Agreements(a)(b) (99.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $79,347,405	$79,333,000	$79,333,000
TOTAL REPURCHASE AGREEMENTS (Cost $79,333,000)		79,333,000
TOTAL INVESTMENT SECURITIES (Cost $79,333,000)—99.1%		79,333,000
Net other assets (liabilities)—0.9%		704,510
NET ASSETS—100.0%		$80,037,510

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $10,341,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	10	9/19/22	$(2,594,300)	$(168,772)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/29/22	(2.68)%	$(68,482,514)	$(1,857,215)
Nasdaq-100 Index	UBS AG	8/29/22	(2.48)%	(9,024,735)	(241,587)
				$(77,507,249)	$(2,098,802)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

162 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (140.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $3,015,547	$3,015,000	$3,015,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,015,000)		3,015,000
TOTAL INVESTMENT SECURITIES (Cost $3,015,000)—140.4%		3,015,000
Net other assets (liabilities)—(40.4)%		(867,853)
NET ASSETS—100.0%		$2,147,147

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $699,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/22	(2.43)%	$(1,021,955)	$(70,218)
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/22	(2.18)%	(1,128,873)	(129,666)
				$(2,150,828)	$(199,884)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 163

Repurchase Agreements(a)(b) (94.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,968,357	$1,968,000	$1,968,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,968,000)		1,968,000
TOTAL INVESTMENT SECURITIES (Cost $1,968,000)—94.2%		1,968,000
Net other assets (liabilities)—5.8%		120,926
NET ASSETS—100.0%		$2,088,926

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $812,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/22	(2.43)%	$(1,401,242)	$(129,520)
Dow Jones Precious Metals Index	UBS AG	8/23/22	(2.08)%	(1,134,319)	(130,653)
				$(2,535,561)	$(260,173)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

164 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (110.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $2,088,379	$2,088,000	$2,088,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,088,000)		2,088,000
TOTAL INVESTMENT SECURITIES (Cost $2,088,000)—110.5%		2,088,000
Net other assets (liabilities)—(10.5)%		(198,819)
NET ASSETS—100.0%		$1,889,181

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $415,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/22	(2.43)%	$(920,621)	$(51,560)
Dow Jones U.S. Real Estate Index	UBS AG	8/23/22	(2.08)%	(978,062)	(50,290)
				$(1,898,683)	$(101,850)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 165

Repurchase Agreements(a)(b) (106.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,669,303	$1,669,000	$1,669,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,669,000)		1,669,000
TOTAL INVESTMENT SECURITIES (Cost $1,669,000)—106.0%		1,669,000
Net other assets (liabilities)—(6.0)%		(95,115)
NET ASSETS—100.0%		$1,573,885

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $411,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	9/19/22	$(282,795)	$(21,044)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/29/22	(2.33)%	$(324,260)	$(8,952)
Russell 2000 Index	UBS AG	8/29/22	(1.83)%	(953,926)	(18,684)
				$(1,278,186)	$(27,636)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

166 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (99.7%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,227	$36,917
8x8, Inc.* (Software)	2,933	14,342
A10 Networks, Inc. (Software)	1,448	21,590
AAON, Inc. (Building Products)	696	41,878
Abercrombie & Fitch Co.* (Specialty Retail)	587	10,454
Academy Sports & Outdoors, Inc. (Leisure Products)	1,249	53,744
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,035	17,730
Addus HomeCare Corp.* (Health Care Providers & Services)	170	15,778
ADTRAN Holdings, Inc. (Communications Equipment)	1,911	46,036
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	929	83,136
AdvanSix, Inc. (Chemicals)	376	14,773
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	963	42,074
AeroVironment, Inc.* (Aerospace & Defense)	310	26,858
Agilysys, Inc.* (Software)	306	14,780
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	838	66,696
Alamo Group, Inc. (Machinery)	103	13,329
Alarm.com Holdings, Inc.* (Software)	1,140	80,678
Albany International Corp.—Class A (Machinery)	389	35,504
Allegheny Technologies, Inc.* (Metals & Mining)	1,384	34,447
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,121	17,734
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	411	17,266
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	562	16,989
American States Water Co. (Water Utilities)	604	52,650
Ameris Bancorp (Banks)	930	43,980
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,106	124,359
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	633	23,668
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	961	21,805
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	192	6,576
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	194	4,532
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	944	50,060
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	408	41,040
ArcBest Corp. (Road & Rail)	605	53,603
Arcus Biosciences, Inc.* (Biotechnology)	1,153	30,658
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,204	8,464
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,024	14,520
Asbury Automotive Group, Inc.* (Specialty Retail)	246	42,223
Assured Guaranty, Ltd. (Insurance)	666	38,888
Avid Bioservices, Inc.* (Biotechnology)	1,530	30,065
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	819	57,600
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,330	55,541
B Riley Financial, Inc. (Capital Markets)	400	20,616
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	471	45,305
Balchem Corp. (Chemicals)	795	107,929
Banc of California, Inc. (Banks)	591	10,348
BancFirst Corp. (Banks)	248	26,633
Banner Corp. (Banks)	366	22,688
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	757	14,587
Blucora, Inc.* (Capital Markets)	516	10,320
Boise Cascade Co. (Trading Companies & Distributors)	470	33,234
Boot Barn Holdings, Inc.* (Specialty Retail)	737	45,915
Brady Corp.—Class A (Commercial Services & Supplies)	546	26,126
Brightsphere Investment Group, Inc. (Capital Markets)	801	15,147
Brookline Bancorp, Inc. (Banks)	844	11,673
California Water Service Group (Water Utilities)	784	47,103
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,178	54,235
Cara Therapeutics, Inc.* (Biotechnology)	1,047	9,151
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	424	6,534
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,129	23,314
Cars.com, Inc.* (Interactive Media & Services)	792	9,314
Cavco Industries, Inc.* (Household Durables)	213	54,909
Celsius Holdings, Inc.* (Beverages)	951	84,601
Centerspace (Equity Real Estate Investment Trusts (REITs))	243	20,871
Central Pacific Financial Corp. (Banks)	424	10,040
Century Aluminum Co.* (Metals & Mining)	567	4,474
Century Communities, Inc. (Household Durables)	718	36,740
Cerence, Inc.* (Software)	508	14,310
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	576	21,444
Chesapeake Utilities Corp. (Gas Utilities)	228	31,266
Cinemark Holdings, Inc.* (Entertainment)	1,382	25,332
City Holding Co. (Banks)	177	15,362
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	1,790	105,539
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	706	45,050
Coherus Biosciences, Inc.* (Biotechnology)	1,593	13,493
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	700	20,006
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	843	14,491
Comfort Systems USA, Inc. (Construction & Engineering)	891	94,143
Community Bank System, Inc. (Banks)	613	41,273
Community Health Systems, Inc.* (Health Care Providers & Services)	3,139	9,354

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 167

Common Stocks, continued

	Shares	Value
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	344	$13,399
CONMED Corp. (Health Care Equipment & Supplies)	468	45,691
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,446	41,442
Core Laboratories N.V. (Energy Equipment & Services)	482	9,129
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	322	4,540
CorVel Corp.* (Health Care Providers & Services)	230	37,925
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	881	23,223
CSG Systems International, Inc. (IT Services)	456	29,754
CTS Corp. (Electronic Equipment, Instruments & Components)	404	16,435
Customers Bancorp, Inc.* (Banks)	751	28,681
Cutera, Inc.* (Health Care Equipment & Supplies)	257	11,930
Cytokinetics, Inc.* (Biotechnology)	2,120	89,739
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	434	16,214
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,819	5,875
Digi International, Inc.* (Communications Equipment)	408	11,624
Digital Turbine, Inc.* (Software)	2,186	43,873
Dime Community Bancshares, Inc. (Banks)	384	13,087
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	224	15,973
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,120	91,135
Donnelley Financial Solutions, Inc.* (Capital Markets)	694	23,589
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	687	11,074
Dorman Products, Inc.* (Auto Components)	470	47,512
Douglas Elliman, Inc. (Real Estate Management & Development)	1,710	10,260
Dynavax Technologies Corp.* (Biotechnology)	2,910	41,846
Eagle Bancorp, Inc. (Banks)	470	23,044
Eagle Pharmaceuticals, Inc.* (Biotechnology)	137	5,439
elf Beauty, Inc.* (Personal Products)	1,190	39,901
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	617	9,903
Enanta Pharmaceuticals, Inc.* (Biotechnology)	275	15,166
Encore Capital Group, Inc.* (Consumer Finance)	287	20,787
Encore Wire Corp. (Electrical Equipment)	490	67,850
Enerpac Tool Group Corp. (Machinery)	721	14,636
Enova International, Inc.* (Consumer Finance)	808	27,884
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,689	40,739
EVERTEC, Inc. (IT Services)	986	38,444
ExlService Holdings, Inc.* (IT Services)	825	138,905
Exponent, Inc. (Professional Services)	1,285	129,129
Extreme Networks, Inc.* (Communications Equipment)	3,241	42,392
Fabrinet* (Electronic Equipment, Instruments & Components)	910	87,415
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	218	7,089
FB Financial Corp. (Banks)	420	17,997
Federal Signal Corp. (Machinery)	916	38,032
First Bancorp (Banks)	428	16,213
First Bancorp (Banks)	4,892	73,820
First Commonwealth Financial Corp. (Banks)	1,287	19,073
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,322	54,466
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,218	43,312
Forrester Research, Inc.* (Professional Services)	271	12,599
Forward Air Corp. (Air Freight & Logistics)	665	69,778
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	976	28,528
Franklin Electric Co., Inc. (Machinery)	647	58,761
Frontdoor, Inc.* (Diversified Consumer Services)	838	22,433
Fulgent Genetics, Inc.* (Health Care Providers & Services)	487	29,098
Gannett Co., Inc.* (Media)	1,381	4,157
Genesco, Inc.* (Specialty Retail)	154	8,632
Gentherm, Inc.* (Auto Components)	822	53,068
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	465	13,643
Gibraltar Industries, Inc.* (Building Products)	382	17,874
Glaukos Corp.* (Health Care Equipment & Supplies)	608	32,741
GMS, Inc.* (Trading Companies & Distributors)	597	31,683
Gogo, Inc.* (Wireless Telecommunication Services)	829	14,391
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	337	14,784
Green Brick Partners, Inc.* (Household Durables)	533	14,284
H.B. Fuller Co. (Chemicals)	604	38,777
Hanmi Financial Corp. (Banks)	423	10,689
Harmonic, Inc.* (Communications Equipment)	2,587	28,250
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	320	16,234
Hawkins, Inc. (Chemicals)	249	9,898
Haynes International, Inc. (Metals & Mining)	175	6,766
HCI Group, Inc. (Insurance)	196	13,420
HealthStream, Inc.* (Health Care Technology)	327	7,868
Heidrick & Struggles International, Inc. (Professional Services)	490	15,259
Heska Corp.* (Health Care Equipment & Supplies)	266	24,336
Hibbett, Inc. (Specialty Retail)	303	14,217
Hillenbrand, Inc. (Machinery)	959	44,306
Hilltop Holdings, Inc. (Banks)	627	18,089
HomeStreet, Inc. (Thrifts & Mortgage Finance)	465	17,340
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	404	12,629
Independent Bank Corp. (Banks)	486	40,727
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	665	6,670

See accompanying notes to the financial statements.

168 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	692	$66,716
Innoviva, Inc.* (Pharmaceuticals)	1,555	22,299
Installed Building Products, Inc. (Household Durables)	573	58,114
Insteel Industries, Inc. (Building Products)	482	15,087
Inter Parfums, Inc. (Personal Products)	442	36,894
InterDigital, Inc. (Communications Equipment)	397	24,372
Interface, Inc. (Commercial Services & Supplies)	663	9,607
iRobot Corp.* (Household Durables)	368	16,932
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,858	32,724
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	1,148	19,183
iTeos Therapeutics, Inc.* (Biotechnology)	504	12,328
J & J Snack Foods Corp. (Food Products)	162	21,953
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	359	24,821
John Bean Technologies Corp. (Machinery)	504	56,604
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	480	9,355
Knowles Corp.* (Electronic Equipment, Instruments & Components)	909	17,953
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	587	21,426
Korn Ferry (Professional Services)	1,335	87,456
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,465	70,496
Lakeland Financial Corp. (Banks)	625	48,625
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,003	76,950
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	241	21,369
LCI Industries (Auto Components)	422	57,008
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	478	24,067
LGI Homes, Inc.* (Household Durables)	516	58,204
Ligand Pharmaceuticals, Inc.* (Biotechnology)	418	38,469
Lindsay Corp. (Machinery)	159	24,480
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	662	13,326
Livent Corp.* (Chemicals)	4,006	99,709
LivePerson, Inc.* (Software)	1,063	14,499
LiveRamp Holdings, Inc.* (IT Services)	1,689	44,944
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	3,549	38,933
Marcus & Millichap, Inc. (Real Estate Management & Development)	341	13,954
MarineMax, Inc.* (Specialty Retail)	532	21,727
Materion Corp. (Metals & Mining)	295	24,172
Matson, Inc. (Marine)	1,004	92,037
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,762	71,202
Medifast, Inc. (Personal Products)	285	47,934
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	691	21,877
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	722	41,501
Meritage Homes Corp.* (Household Durables)	425	37,528
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	77	16,420
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	728	24,548
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	401	16,537
MGP Ingredients, Inc. (Beverages)	311	32,711
Middlesex Water Co. (Water Utilities)	300	28,533
ModivCare, Inc.* (Health Care Providers & Services)	173	17,265
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	327	20,977
Monro, Inc. (Specialty Retail)	357	17,904
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	399	13,558
Mueller Industries, Inc. (Machinery)	1,411	95,002
Myers Industries, Inc. (Containers & Packaging)	386	9,391
MYR Group, Inc.* (Construction & Engineering)	420	39,997
Myriad Genetics, Inc.* (Biotechnology)	1,035	27,303
National Bank Holdings Corp. (Banks)	432	17,980
National Beverage Corp. (Beverages)	329	17,825
National Vision Holdings, Inc.* (Specialty Retail)	908	26,459
Nektar Therapeutics* (Pharmaceuticals)	2,079	8,233
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,697	17,174
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	573	38,127
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	617	9,082
NV5 Global, Inc.* (Construction & Engineering)	295	40,002
OFG Bancorp (Banks)	603	16,564
OneSpan, Inc.* (Software)	418	4,627
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,228	102,232
OptimizeRx Corp.* (Health Care Technology)	451	10,134
Organogenesis Holdings, Inc.* (Biotechnology)	1,569	9,006
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	167	16,144
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	243	23,182
Pacific Premier Bancorp, Inc. (Banks)	1,035	34,817
Pacira BioSciences, Inc.* (Pharmaceuticals)	686	38,800
Palomar Holdings, Inc.* (Insurance)	591	36,861
Park Aerospace Corp. (Aerospace & Defense)	212	2,586
Park National Corp. (Banks)	225	29,151
Patrick Industries, Inc. (Auto Components)	253	15,362
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	462	12,465
Perficient, Inc.* (IT Services)	858	90,536
PGT Innovations, Inc.* (Building Products)	668	14,629
Piper Sandler Cos. (Capital Markets)	351	44,297
Plantronics, Inc.* (Communications Equipment)	509	20,253
Preferred Bank (Banks)	337	24,500
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	661	39,865

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 169

Common Stocks, continued

	Shares	Value
Progress Software Corp. (Software)	1,085	$50,952
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	859	20,925
Quaker Chemical Corp. (Chemicals)	194	31,469
RadNet, Inc.* (Health Care Providers & Services)	1,153	23,717
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,729	68,989
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	524	19,943
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,979	25,798
REGENXBIO, Inc.* (Biotechnology)	424	13,301
Rent-A-Center, Inc. (Specialty Retail)	642	15,106
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	1,509	26,347
Rogers Corp.* (Electronic Equipment, Instruments & Components)	465	125,201
RPT Realty (Equity Real Estate Investment Trusts (REITs))	1,074	11,674
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	384	16,374
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,165	14,889
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	224	11,711
Seacoast Banking Corp. of Florida (Banks)	787	28,159
Selectquote, Inc.* (Insurance)	1,514	2,786
ServisFirst Bancshares, Inc. (Banks)	1,209	103,310
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	533	27,429
Shoe Carnival, Inc. (Specialty Retail)	424	9,247
Shutterstock, Inc. (Internet & Direct Marketing Retail)	576	32,544
Signet Jewelers, Ltd. (Specialty Retail)	1,175	71,629
Simulations Plus, Inc. (Health Care Technology)	234	15,011
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	2,477	36,189
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	943	21,378
Sleep Number Corp.* (Specialty Retail)	551	24,828
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,019	124,625
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	714	14,009
Sonos, Inc.* (Household Durables)	1,553	34,337
Southside Bancshares, Inc. (Banks)	501	20,010
SPS Commerce, Inc.* (Software)	894	107,066
SPX Corp.* (Machinery)	477	28,205
Standex International Corp. (Machinery)	144	13,980
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,247	39,529
Stewart Information Services Corp. (Insurance)	328	17,925
Stride, Inc.* (Diversified Consumer Services)	508	22,698
Sturm Ruger & Co., Inc. (Leisure Products)	437	28,899
Sun Country Airlines Holdings, Inc.* (Airlines)	466	9,399
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,130	12,803
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,324	42,037
Surmodics, Inc.* (Health Care Equipment & Supplies)	225	7,830
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	2,584	42,042
TechTarget, Inc.* (Media)	659	42,960
Tennant Co. (Machinery)	199	13,339
The Bancorp, Inc.* (Banks)	1,402	34,489
The Buckle, Inc. (Specialty Retail)	733	22,137
The Children's Place, Inc.* (Specialty Retail)	320	13,869
The E.W. Scripps Co.*—Class A (Media)	659	9,397
The Ensign Group, Inc. (Health Care Providers & Services)	704	56,102
The Joint Corp.* (Health Care Providers & Services)	359	6,139
The Pennant Group, Inc.* (Health Care Providers & Services)	343	4,576
The Simply Good Foods Co.* (Food Products)	2,189	71,404
The St Joe Co. (Real Estate Management & Development)	819	34,414
Thryv Holdings, Inc.* (Media)	424	10,320
Tompkins Financial Corp. (Banks)	129	9,952
Tootsie Roll Industries, Inc. (Food Products)	222	7,797
Trinity Industries, Inc. (Machinery)	868	22,525
Triumph Bancorp, Inc.* (Banks)	586	42,573
Triumph Group, Inc.* (Aerospace & Defense)	1,601	24,880
Trupanion, Inc.* (Insurance)	856	53,953
TTEC Holdings, Inc. (IT Services)	456	33,366
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	146	18,948
UFP Industries, Inc. (Building Products)	1,554	143,294
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,116	37,498
uniQure N.V.* (Biotechnology)	903	22,891
Unisys Corp.* (IT Services)	805	11,045
United Community Banks, Inc. (Banks)	1,666	56,694
United Natural Foods, Inc.* (Food & Staples Retailing)	1,444	61,384
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	3,404	33,938
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	170	9,163
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	1,230	20,209
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts (REITs))	402	7,397
USANA Health Sciences, Inc.* (Personal Products)	192	13,367
Vanda Pharmaceuticals, Inc.* (Biotechnology)	896	9,659
Varex Imaging Corp.* (Health Care Equipment & Supplies)	630	14,043
Vector Group, Ltd. (Tobacco)	3,261	36,328
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,270	27,686
Vericel Corp.* (Biotechnology)	1,168	38,007
Veritex Holdings, Inc. (Banks)	1,335	41,305
Viad Corp.* (Commercial Services & Supplies)	271	9,152
Viavi Solutions, Inc.* (Communications Equipment)	3,498	51,771
Vir Biotechnology, Inc.* (Biotechnology)	1,835	51,030
Virtus Investment Partners, Inc. (Capital Markets)	173	35,693
Vista Outdoor, Inc.* (Leisure Products)	1,389	41,809

See accompanying notes to the financial statements.

170 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	753	$84,818
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	953	21,128
WD-40 Co. (Household Products)	197	34,942
Winnebago Industries, Inc. (Automobiles)	411	24,812
WisdomTree Investments, Inc. (Capital Markets)	1,690	8,788
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	921	20,695
World Acceptance Corp.* (Consumer Finance)	89	9,859
WSFS Financial Corp. (Thrifts & Mortgage Finance)	705	33,643
Xencor, Inc.* (Biotechnology)	1,475	42,317
XPEL, Inc.* (Auto Components)	409	25,068
Xperi Holding Corp. (Software)	1,339	22,442
Yelp, Inc.* (Interactive Media & Services)	810	24,835
Zynex, Inc. (Health Care Equipment & Supplies)	550	4,719
TOTAL COMMON STOCKS (Cost $8,690,857)		10,790,093

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $31,006	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,000)		31,000
TOTAL INVESTMENT SECURITIES (Cost $8,721,857)—100.0%		10,821,093
Net other assets (liabilities)—NM		408
NET ASSETS—100.0%		$10,821,501

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 171

Small-Cap Growth ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$96,398	0.9%
Air Freight & Logistics	69,778	0.7%
Airlines	9,399	0.1%
Auto Components	198,018	1.8%
Automobiles	24,812	0.2%
Banks	951,546	8.7%
Beverages	135,137	1.3%
Biotechnology	532,593	4.9%
Building Products	232,762	2.2%
Capital Markets	158,450	1.5%
Chemicals	302,555	2.8%
Commercial Services & Supplies	44,885	0.4%
Communications Equipment	224,698	2.1%
Construction & Engineering	174,142	1.6%
Consumer Finance	58,530	0.5%
Containers & Packaging	9,391	0.1%
Diversified Consumer Services	45,131	0.4%
Diversified Telecommunication Services	45,050	0.4%
Electrical Equipment	67,850	0.6%
Electronic Equipment, Instruments & Components	340,543	3.2%
Energy Equipment & Services	9,129	0.1%
Entertainment	25,332	0.2%
Equity Real Estate Investment Trusts (REITs)	675,033	6.2%
Food & Staples Retailing	61,384	0.6%
Food Products	101,154	0.9%
Gas Utilities	31,266	0.3%
Health Care Equipment & Supplies	369,563	3.4%
Health Care Providers & Services	416,544	3.9%
Health Care Technology	50,747	0.5%
Hotels, Restaurants & Leisure	141,576	1.3%
Household Durables	311,048	2.9%
Household Products	34,942	0.3%
Insurance	163,833	1.5%
Interactive Media & Services	34,149	0.3%
Internet & Direct Marketing Retail	45,870	0.4%
IT Services	386,994	3.6%
Leisure Products	124,452	1.2%
Life Sciences Tools & Services	17,174	0.2%
Machinery	458,703	4.2%
Marine	92,037	0.9%
Media	66,835	0.6%
Metals & Mining	69,859	0.7%
Mortgage Real Estate Investment Trusts (REITs)	45,056	0.4%
Oil, Gas & Consumable Fuels	336,785	3.1%
Personal Products	138,096	1.3%
Pharmaceuticals	253,645	2.3%
Professional Services	244,443	2.3%
Real Estate Management & Development	58,628	0.5%
Road & Rail	53,603	0.5%
Semiconductors & Semiconductor Equipment	751,104	6.9%
Software	389,158	3.6%
Specialty Retail	359,235	3.3%
Technology Hardware, Storage & Peripherals	47,332	0.4%
Textiles, Apparel & Luxury Goods	118,391	1.1%
Thrifts & Mortgage Finance	300,363	2.8%
Tobacco	36,328	0.3%
Trading Companies & Distributors	105,957	1.0%
Water Utilities	128,286	1.2%
Wireless Telecommunication Services	14,391	0.1%
Other**	31,408	0.3%
Total	$10,821,501	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

172 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (64.8%)

	Percentage of Net Assets	Shares	Value
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.2%	57	$4,537
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	0.1%	34	3,822
Apellis Pharmaceuticals, Inc.* (Biotechnology)	0.1%	70	3,940
ASGN, Inc.* (Professional Services)	0.1%	39	4,046
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	0.2%	48	7,009
Black Hills Corp. (Multi-Utilities)	0.1%	50	3,860
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts (REITs))	0.1%	131	4,057
Celsius Holdings, Inc.* (Beverages)	0.1%	42	3,735
Chart Industries, Inc.* (Machinery)	0.2%	28	5,463
EMCOR Group, Inc. (Construction & Engineering)	0.2%	39	4,537
ExlService Holdings, Inc.* (IT Services)	0.1%	25	4,208
Exponent, Inc. (Professional Services)	0.1%	40	4,019
First Financial Bankshares, Inc. (Banks)	0.2%	100	4,417
Glacier Bancorp, Inc. (Banks)	0.1%	86	4,307
Halozyme Therapeutics, Inc.* (Biotechnology)	0.2%	104	5,086
HealthEquity, Inc.* (Health Care Providers & Services)	0.1%	64	3,723
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	171	3,796
Inspire Medical Systems, Inc.* (Health Care Technology)	0.1%	21	4,390
Intellia Therapeutics, Inc.* (Biotechnology)	0.1%	58	3,756
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	0.1%	71	3,843
Iridium Communications, Inc.* (Diversified Telecommunication Services)	0.1%	98	4,382
Kinsale Capital Group, Inc. (Insurance)	0.1%	17	4,134
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	0.1%	53	4,066
LHC Group, Inc.* (Health Care Providers & Services)	0.1%	23	3,750
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	0.1%	75	3,820
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.2%	87	5,026
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	0.1%	113	3,970
Murphy USA, Inc. (Specialty Retail)	0.2%	17	4,834
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.1%	27	4,163
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	0.1%	33	4,231
Old National Bancorp (Banks)	0.1%	226	3,934
Omnicell, Inc.* (Health Care Technology)	0.1%	34	3,744
Option Care Health, Inc.* (Health Care Providers & Services)	0.1%	111	3,730
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	45	3,825
RBC Bearings, Inc.* (Machinery)	0.2%	22	5,192
Rogers Corp.* (Electronic Equipment, Instruments & Components)	0.1%	14	3,770
Saia, Inc.* (Road & Rail)	0.2%	20	4,757
Sailpoint Technologies Holding, Inc.* (Software)	0.2%	72	4,590
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.2%	27	5,696
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	28	4,129
SM Energy Co. (Oil, Gas & Consumable Fuels)	0.1%	93	3,839
SouthState Corp. (Banks)	0.2%	58	4,916
Southwest Gas Holdings, Inc. (Gas Utilities)	0.2%	51	4,434
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	139	4,555
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	31	4,492
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.2%	53	4,622
UFP Industries, Inc. (Building Products)	0.1%	47	4,333
United Bankshares, Inc. (Banks)	0.1%	102	3,950
Valley National Bancorp (Banks)	0.1%	332	3,880
Other Common Stocks(a)	57.6%	89,801	1,697,880
TOTAL COMMON STOCKS (Cost $1,152,888)			1,909,195

Right(NM)
Zogenix, Inc. CVR;*+(b) (Pharmaceuticals)		40	27
TOTAL RIGHT (Cost $—)			27

See accompanying notes to the financial statements.

July 31, 2022 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 173

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (35.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20% dated 7/29/22, due 8/1/22, total to be received $1,053,191	$1,053,000	$1,053,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,053,000)		1,053,000

Collateral for Securities Loaned(e) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(f)	14,361	$14,361
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,361)		14,361
TOTAL INVESTMENT SECURITIES (Cost $2,220,249)—101.0%		2,976,583
Net other assets (liabilities)—(1.0)%		(29,735)
NET ASSETS—100.0%		$2,946,848

*	Non-income producing security.

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2022, these securities represented less than 0.005% of the net assets of the Fund.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $13,987.

(b)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).

(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $135,000.

(e)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(f)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

CVR	Contingent Value Rights

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/29/22	2.73%	$544,831	$10,837
Russell 2000 Index	UBS AG	8/29/22	2.33%	493,930	9,661
				$1,038,761	$20,498

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

174 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2022

Small-Cap ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$16,803	0.6%
Air Freight & Logistics	7,476	0.3%
Airlines	7,471	0.3%
Auto Components	26,500	0.9%
Automobiles	4,041	0.1%
Banks	177,941	5.9%
Beverages	10,470	0.4%
Biotechnology	137,996	4.7%
Building Products	25,823	0.9%
Capital Markets	29,808	1.0%
Chemicals	39,686	1.3%
Commercial Services & Supplies	28,336	1.0%
Communications Equipment	19,200	0.7%
Construction & Engineering	26,763	0.9%
Construction Materials	2,709	0.1%
Consumer Discretionary Products	396	NM
Consumer Finance	12,563	0.4%
Containers & Packaging	6,039	0.2%
Distributors	761	NM
Diversified Consumer Services	19,365	0.7%
Diversified Financial Services	5,019	0.2%
Diversified Telecommunication Services	10,885	0.4%
Electric Utilities	13,987	0.5%
Electrical Equipment	24,040	0.8%
Electronic Equipment, Instruments & Components	42,176	1.4%
Energy Equipment & Services	29,801	1.0%
Entertainment	6,557	0.2%
Equity Real Estate Investment Trusts (REITs)	122,490	4.2%
Food & Staples Retailing	10,989	0.4%
Food Products	21,775	0.7%
Gas Utilities	24,140	0.8%
Health Care Equipment & Supplies	66,930	2.3%
Health Care Providers & Services	55,739	1.9%
Health Care Technology	20,359	0.7%
Hotels, Restaurants & Leisure	42,266	1.4%
Household Durables	31,334	1.1%
Household Products	5,069	0.2%
Independent Power and Renewable Electricity Producers	9,153	0.3%
Industrial Conglomerates	457	NM
Insurance	37,258	1.3%
Interactive Media & Services	13,749	0.5%
Internet & Direct Marketing Retail	8,977	0.3%
IT Services	45,177	1.5%
Leisure Products	12,030	0.4%
Life Sciences Tools & Services	13,062	0.4%
Machinery	73,772	2.5%
Marine	5,803	0.2%
Media	18,369	0.6%
Metals & Mining	26,872	0.9%
Mortgage Real Estate Investment Trusts (REITs)	28,087	1.0%
Multiline Retail	1,126	NM
Multi-Utilities	9,286	0.3%
Oil, Gas & Consumable Fuels	80,577	2.7%
Paper & Forest Products	2,967	0.1%
Personal Products	13,821	0.5%
Pharmaceuticals	29,825	1.0%
Professional Services	34,708	1.2%
Real Estate Management & Development	12,739	0.4%
Road & Rail	12,247	0.4%
Semiconductors & Semiconductor Equipment	56,950	1.9%
Software	91,654	3.1%
Specialty Retail	39,908	1.4%
Technology Hardware, Storage & Peripherals	7,374	0.2%
Textiles, Apparel & Luxury Goods	11,794	0.4%
Thrifts & Mortgage Finance	34,981	1.2%
Tobacco	2,797	0.1%
Trading Companies & Distributors	28,295	1.0%
Water Utilities	8,592	0.3%
Wireless Telecommunication Services	3,112	0.1%
Other**	1,037,626	35.2%
Total	$2,946,848	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 175

Common Stocks (99.6%)

	Shares	Value
AAON, Inc. (Building Products)	257	$15,464
AAR Corp.* (Aerospace & Defense)	614	27,341
Aaron's Co., Inc. (The) (Specialty Retail)	570	7,421
Abercrombie & Fitch Co.* (Specialty Retail)	495	8,816
ABM Industries, Inc. (Commercial Services & Supplies)	1,240	55,601
Academy Sports & Outdoors, Inc. (Leisure Products)	649	27,926
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	985	16,873
Addus HomeCare Corp.* (Health Care Providers & Services)	169	15,685
Adtalem Global Education, Inc.* (Diversified Consumer Services)	837	33,563
AdvanSix, Inc. (Chemicals)	240	9,430
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	666	29,098
AeroVironment, Inc.* (Aerospace & Defense)	199	17,241
Agilysys, Inc.* (Software)	134	6,472
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	767	61,045
Alamo Group, Inc. (Machinery)	107	13,847
Albany International Corp.—Class A (Machinery)	292	26,651
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	1,348	26,839
Allegheny Technologies, Inc.* (Metals & Mining)	1,266	31,512
Allegiance Bancshares, Inc. (Banks)	351	15,458
Allegiant Travel Co.* (Airlines)	282	32,517
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,313	20,772
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	92	3,865
Ambac Financial Group, Inc.* (Insurance)	836	9,840
AMC Networks, Inc.*—Class A (Media)	553	16,878
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	557	16,838
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,125	18,934
American Equity Investment Life Holding Co. (Insurance)	1,433	53,824
American Public Education, Inc.* (Diversified Consumer Services)	350	5,499
American States Water Co. (Water Utilities)	233	20,311
American Vanguard Corp. (Chemicals)	496	11,611
American Woodmark Corp.* (Building Products)	306	15,367
America's Car-Mart, Inc.* (Specialty Retail)	111	11,496
Ameris Bancorp (Banks)	526	24,875
AMERISAFE, Inc. (Insurance)	358	16,310
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	223	8,338
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	100	3,425
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	127	2,967
Apogee Enterprises, Inc. (Building Products)	411	17,102
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,452	31,337
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	406	40,839
Archrock, Inc. (Energy Equipment & Services)	2,506	21,151
Arconic Corp.* (Metals & Mining)	1,962	59,273
Arcosa, Inc. (Construction & Engineering)	896	46,198
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	710	4,991
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	491	6,962
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,914	15,063
Artivion, Inc.* (Health Care Equipment & Supplies)	746	14,622
Asbury Automotive Group, Inc.* (Specialty Retail)	226	38,792
Assured Guaranty, Ltd. (Insurance)	690	40,290
Astec Industries, Inc. (Machinery)	424	20,831
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	486	36,795
ATN International, Inc. (Diversified Telecommunication Services)	202	9,300
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	877	24,880
Avista Corp. (Multi-Utilities)	1,343	56,755
AZZ, Inc. (Electrical Equipment)	458	19,484
B&G Foods, Inc.(a) (Food Products)	1,277	31,555
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	190	18,276
Banc of California, Inc. (Banks)	540	9,455
BancFirst Corp. (Banks)	165	17,719
BankUnited, Inc. (Banks)	1,517	58,935
Banner Corp. (Banks)	363	22,502
Barnes Group, Inc. (Machinery)	865	29,254
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	1,482	7,454
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	651	16,653
Berkshire Hills Bancorp, Inc. (Banks)	877	24,705
Big Lots, Inc. (Multiline Retail)	530	10,701
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	436	10,233
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,497	30,523
Blucora, Inc.* (Capital Markets)	491	9,820
Boise Cascade Co. (Trading Companies & Distributors)	380	26,870
Brady Corp.—Class A (Commercial Services & Supplies)	482	23,064
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	3,179	29,724
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	814	22,589
Bristow Group, Inc.* (Energy Equipment & Services)	432	11,146
Brookline Bancorp, Inc. (Banks)	806	11,147
CalAmp Corp.* (Communications Equipment)	670	3,156
Calavo Growers, Inc. (Food Products)	330	13,299
Caleres, Inc. (Specialty Retail)	704	17,473
California Water Service Group (Water Utilities)	408	24,512
Cal-Maine Foods, Inc. (Food Products)	696	35,573
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,396	22,978

See accompanying notes to the financial statements.

176 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	439	$6,765
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	955	19,721
Carpenter Technology Corp. (Metals & Mining)	895	28,765
Cars.com, Inc.* (Interactive Media & Services)	618	7,268
Centerspace (Equity Real Estate Investment Trusts (REITs))	103	8,847
Central Garden & Pet Co.* (Household Products)	181	7,845
Central Garden & Pet Co.*—Class A (Household Products)	734	29,946
Central Pacific Financial Corp. (Banks)	194	4,594
Century Aluminum Co.* (Metals & Mining)	523	4,126
Cerence, Inc.* (Software)	350	9,860
Chatham Lodging Trust* (Equity Real Estate Investment Trusts (REITs))	906	11,017
Chesapeake Utilities Corp. (Gas Utilities)	157	21,529
Chico's FAS, Inc.* (Specialty Retail)	2,322	11,656
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	351	7,803
Cinemark Holdings, Inc.* (Entertainment)	955	17,506
CIRCOR International, Inc.* (Machinery)	376	6,546
City Holding Co. (Banks)	145	12,585
Clearwater Paper Corp.* (Paper & Forest Products)	313	11,174
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	260	16,591
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	379	10,832
Columbia Banking System, Inc. (Banks)	1,444	43,565
Community Bank System, Inc. (Banks)	539	36,291
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	179	6,972
Compass Minerals International, Inc. (Metals & Mining)	633	23,567
Computer Programs and Systems, Inc.* (Health Care Technology)	274	9,250
Comtech Telecommunications Corp. (Communications Equipment)	491	5,705
CONMED Corp. (Health Care Equipment & Supplies)	198	19,331
Conn's, Inc.* (Specialty Retail)	288	2,713
Consensus Cloud Solutions, Inc.* (Software)	297	16,046
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	594	36,423
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,350	8,910
Corcept Therapeutics, Inc.* (Pharmaceuticals)	692	19,833
Core Laboratories N.V. (Energy Equipment & Services)	498	9,432
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	2,256	24,297
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	378	5,330
Covetrus, Inc.* (Health Care Providers & Services)	1,940	40,294
CSG Systems International, Inc. (IT Services)	236	15,400
CTS Corp. (Electronic Equipment, Instruments & Components)	292	11,879
Cutera, Inc.* (Health Care Equipment & Supplies)	114	5,292
CVB Financial Corp. (Banks)	2,459	65,583
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	397	14,832
Deluxe Corp. (Commercial Services & Supplies)	797	20,037
Designer Brands, Inc. (Specialty Retail)	1,126	16,248
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts (REITs))	3,911	36,293
Digi International, Inc.* (Communications Equipment)	346	9,858
Dime Community Bancshares, Inc. (Banks)	311	10,599
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	143	10,197
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	4,435	7,673
DMC Global, Inc.* (Energy Equipment & Services)	361	8,216
Dorman Products, Inc.* (Auto Components)	173	17,489
Dril-Quip, Inc.* (Energy Equipment & Services)	639	16,390
DXP Enterprises, Inc.* (Trading Companies & Distributors)	319	10,846
Eagle Bancorp, Inc. (Banks)	244	11,963
Eagle Pharmaceuticals, Inc.* (Biotechnology)	106	4,208
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,684	34,135
Ebix, Inc. (Software)	442	10,458
Edgewell Personal Care Co. (Personal Products)	979	38,945
eHealth, Inc.* (Insurance)	448	3,315
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	361	3,509
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	588	9,437
Embecta Corp.* (Health Care Equipment & Supplies)	1,072	31,549
Emergent BioSolutions, Inc.* (Biotechnology)	830	28,751
Employers Holdings, Inc. (Insurance)	514	20,411
Enanta Pharmaceuticals, Inc.* (Biotechnology)	137	7,556
Encore Capital Group, Inc.* (Consumer Finance)	234	16,949
Enerpac Tool Group Corp. (Machinery)	585	11,876
Enhabit, Inc.* (Health Care Providers & Services)	925	16,197
EnPro Industries, Inc. (Machinery)	386	36,083
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	498	27,674
ESCO Technologies, Inc. (Machinery)	479	37,146
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,167	28,148
Ethan Allen Interiors, Inc. (Household Durables)	408	9,380
EVERTEC, Inc. (IT Services)	363	14,153
EZCORP, Inc.*—Class A (Consumer Finance)	997	8,016
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	175	5,691
FB Financial Corp. (Banks)	342	14,655
Federal Signal Corp. (Machinery)	439	18,227
First Bancorp (Banks)	321	12,159
First Commonwealth Financial Corp. (Banks)	788	11,678
First Financial Bancorp (Banks)	1,751	39,117

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 177

Common Stocks, continued

	Shares	Value
First Hawaiian, Inc. (Banks)	2,375	$60,540
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	536	19,060
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	875	5,276
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	760	22,215
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,553	23,839
Franklin Electric Co., Inc. (Machinery)	238	21,615
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	1,722	6,526
Fresh Del Monte Produce, Inc. (Food Products)	621	18,450
Frontdoor, Inc.* (Diversified Consumer Services)	900	24,093
FutureFuel Corp. (Chemicals)	481	3,458
Gannett Co., Inc.* (Media)	1,688	5,081
GCP Applied Technologies, Inc.* (Chemicals)	1,002	31,563
Genesco, Inc.* (Specialty Retail)	124	6,950
Genworth Financial, Inc.* (Insurance)	9,470	40,248
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	407	11,941
Gibraltar Industries, Inc.* (Building Products)	323	15,113
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	799	17,650
Glatfelter Corp. (Paper & Forest Products)	831	5,102
Glaukos Corp.* (Health Care Equipment & Supplies)	421	22,671
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	1,923	29,018
GMS, Inc.* (Trading Companies & Distributors)	351	18,628
Gogo, Inc.* (Wireless Telecommunication Services)	645	11,197
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	124	5,440
Granite Construction, Inc. (Construction & Engineering)	842	25,176
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,000	10,610
Green Brick Partners, Inc.* (Household Durables)	452	12,114
Green Dot Corp.*—Class A (Consumer Finance)	1,006	28,269
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	998	35,948
Griffon Corp. (Building Products)	889	26,679
Group 1 Automotive, Inc. (Specialty Retail)	307	54,315
Guess?, Inc.(a) (Specialty Retail)	665	12,575
H.B. Fuller Co. (Chemicals)	532	34,154
Hanger, Inc.* (Health Care Providers & Services)	687	12,758
Hanmi Financial Corp. (Banks)	249	6,292
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	188	9,537
Harsco Corp.* (Machinery)	1,475	7,095
Haverty Furniture Cos., Inc. (Specialty Retail)	258	7,051
Hawaiian Holdings, Inc.* (Airlines)	953	14,257
Hawkins, Inc. (Chemicals)	160	6,360
Haynes International, Inc. (Metals & Mining)	99	3,827
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,373	19,689
HealthStream, Inc.* (Health Care Technology)	208	5,004
Heartland Express, Inc. (Road & Rail)	864	13,720
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,646	10,690
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,953	90,424
Heritage Financial Corp. (Banks)	651	16,939
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts (REITs))	613	6,179
Hillenbrand, Inc. (Machinery)	612	28,274
Hilltop Holdings, Inc. (Banks)	452	13,040
HNI Corp. (Commercial Services & Supplies)	786	27,762
Hope Bancorp, Inc. (Banks)	2,233	33,584
Horace Mann Educators Corp. (Insurance)	769	26,338
Hostess Brands, Inc.* (Food Products)	2,565	58,019
Hub Group, Inc.*—Class A (Air Freight & Logistics)	631	48,208
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	229	7,159
Independent Bank Corp. (Banks)	503	42,151
Independent Bank Group, Inc. (Banks)	674	47,665
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	717	7,192
Innospec, Inc. (Chemicals)	461	47,023
Inogen, Inc.* (Health Care Equipment & Supplies)	381	10,599
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	651	60,809
Integer Holdings Corp.* (Health Care Equipment & Supplies)	614	42,911
InterDigital, Inc. (Communications Equipment)	275	16,882
Interface, Inc. (Commercial Services & Supplies)	607	8,795
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts (REITs))	613	10,848
iRobot Corp.* (Household Durables)	226	10,398
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	714	8,175
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	677	11,313
Itron, Inc.* (Electronic Equipment, Instruments & Components)	836	48,822
J & J Snack Foods Corp. (Food Products)	156	21,140
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	121	8,366
James River Group Holdings, Ltd. (Insurance)	695	16,513
John B Sanfilippo & Son, Inc. (Food Products)	165	12,359
John Bean Technologies Corp. (Machinery)	212	23,810
Kaiser Aluminum Corp. (Metals & Mining)	294	22,276
Kaman Corp.—Class A (Trading Companies & Distributors)	519	15,975
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,254	38,543
Kelly Services, Inc.—Class A (Professional Services)	640	13,875
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	562	10,953

See accompanying notes to the financial statements.

178 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,020	$20,145
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	422	15,403
Koppers Holdings, Inc. (Chemicals)	392	9,228
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	520	39,894
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	89	7,892
La-Z-Boy, Inc. (Household Durables)	802	22,352
LCI Industries (Auto Components)	156	21,073
LendingTree, Inc.* (Thrifts & Mortgage Finance)	205	9,344
Lindsay Corp. (Machinery)	84	12,933
LivePerson, Inc.* (Software)	488	6,656
LL Flooring Holdings, Inc.* (Specialty Retail)	553	5,552
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	732	30,671
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	2,658	29,158
M.D.C Holdings, Inc. (Household Durables)	1,056	38,280
M/I Homes, Inc.* (Household Durables)	525	24,155
ManTech International Corp.—Class A (Professional Services)	511	48,964
Marcus & Millichap, Inc. (Real Estate Management & Development)	200	8,184
Marten Transport, Ltd. (Road & Rail)	1,095	23,609
Materion Corp. (Metals & Mining)	160	13,110
Matthews International Corp.—Class A (Commercial Services & Supplies)	581	16,239
MEDNAX, Inc.* (Health Care Providers & Services)	1,597	36,188
Mercer International, Inc. (Paper & Forest Products)	748	11,938
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	291	9,213
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	407	23,394
Meritage Homes Corp.* (Household Durables)	360	31,788
Meritor, Inc.* (Machinery)	1,313	47,819
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	39	8,317
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	383	15,795
Middlesex Water Co. (Water Utilities)	101	9,606
ModivCare, Inc.* (Health Care Providers & Services)	98	9,780
Monro, Inc. (Specialty Retail)	354	17,753
Moog, Inc.—Class A (Aerospace & Defense)	538	46,075
Motorcar Parts of America, Inc.* (Auto Components)	354	5,335
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,370	61,719
Myers Industries, Inc. (Containers & Packaging)	384	9,343
Myriad Genetics, Inc.* (Biotechnology)	716	18,888
Nabors Industries, Ltd.* (Energy Equipment & Services)	163	23,226
National Bank Holdings Corp. (Banks)	235	9,781
National Beverage Corp. (Beverages)	187	10,132
National Presto Industries, Inc. (Aerospace & Defense)	94	6,693
National Vision Holdings, Inc.* (Specialty Retail)	830	24,186
NBT Bancorp, Inc. (Banks)	793	32,148
Nektar Therapeutics* (Pharmaceuticals)	1,901	7,528
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,042	10,545
NETGEAR, Inc.* (Communications Equipment)	533	13,741
NetScout Systems, Inc.* (Communications Equipment)	1,370	48,745
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	7,073	22,209
NextGen Healthcare, Inc.* (Health Care Technology)	1,042	17,839
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	1,597	30,247
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	336	4,946
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	2,350	33,793
Northwest Natural Holding Co. (Gas Utilities)	635	34,080
NOW, Inc.* (Trading Companies & Distributors)	2,054	22,717
Oceaneering International, Inc.* (Energy Equipment & Services)	1,860	19,753
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	898	18,660
OFG Bancorp (Banks)	450	12,362
O-I Glass, Inc.* (Containers & Packaging)	2,898	42,629
Oil States International, Inc.* (Energy Equipment & Services)	1,149	5,860
Olympic Steel, Inc. (Metals & Mining)	173	5,143
OneSpan, Inc.* (Software)	326	3,609
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,346	4,119
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,051	11,498
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	369	9,465
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	167	16,144
Owens & Minor, Inc. (Health Care Providers & Services)	1,412	49,999
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	103	9,826
Pacific Premier Bancorp, Inc. (Banks)	986	33,169
Pacira BioSciences, Inc.* (Pharmaceuticals)	329	18,608
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	847	13,976
Park Aerospace Corp. (Aerospace & Defense)	202	2,464
Park National Corp. (Banks)	99	12,826
Patrick Industries, Inc. (Auto Components)	215	13,055
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,012	66,399
PBF Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	1,770	59,029
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	205	9,723
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	204	5,504
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	1,706	26,204

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 179

Common Stocks, continued

	Shares	Value
Perdoceo Education Corp.* (Diversified Consumer Services)	1,276	$17,481
PetMed Express, Inc. (Internet & Direct Marketing Retail)	389	8,488
PGT Innovations, Inc.* (Building Products)	611	13,381
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	378	7,397
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,145	27,262
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,025	9,892
Plantronics, Inc.* (Communications Equipment)	412	16,393
Plexus Corp.* (Electronic Equipment, Instruments & Components)	514	48,290
Powell Industries, Inc. (Electrical Equipment)	168	4,025
PRA Group, Inc.* (Consumer Finance)	738	29,401
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	439	26,477
PriceSmart, Inc. (Food & Staples Retailing)	447	29,673
ProAssurance Corp. (Insurance)	1,002	22,174
PROG Holdings, Inc.* (Consumer Finance)	1,002	18,457
ProPetro Holding Corp.* (Energy Equipment & Services)	1,585	16,674
Proto Labs, Inc.* (Machinery)	509	24,885
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	754	18,367
Quaker Chemical Corp. (Chemicals)	105	17,032
Quanex Building Products Corp. (Building Products)	620	15,258
QuinStreet, Inc.* (Interactive Media & Services)	936	10,062
Rayonier Advanced Materials, Inc.* (Chemicals)	1,187	4,202
RE/MAX Holdings, Inc. (Real Estate Management & Development)	357	9,046
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,247	17,346
Realogy Holdings Corp.* (Real Estate Management & Development)	2,191	21,757
REGENXBIO, Inc.* (Biotechnology)	387	12,140
Renasant Corp. (Banks)	1,037	34,636
Rent-A-Center, Inc. (Specialty Retail)	519	12,212
Resideo Technologies, Inc.* (Building Products)	2,697	60,709
Resources Connection, Inc. (Professional Services)	578	12,404
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	1,175	20,516
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	97	9,260
RPC, Inc.* (Energy Equipment & Services)	1,308	10,673
RPT Realty (Equity Real Estate Investment Trusts (REITs))	774	8,413
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	581	10,197
S&T Bancorp, Inc. (Banks)	729	22,555
Safety Insurance Group, Inc. (Insurance)	259	22,416
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,111	14,199
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,128	51,944
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	75	3,921
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	468	14,953
Scholastic Corp. (Media)	566	26,641
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,014	22,156
Seacoast Banking Corp. of Florida (Banks)	544	19,464
Select Medical Holdings Corp. (Health Care Providers & Services)	1,914	56,692
Selectquote, Inc.* (Insurance)	1,183	2,177
Seneca Foods Corp.*—Class A (Food Products)	113	6,432
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	3,063	20,032
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	328	16,879
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	929	20,717
Simmons First National Corp.—Class A (Banks)	2,352	55,860
Simulations Plus, Inc. (Health Care Technology)	117	7,506
SiriusPoint, Ltd.* (Insurance)	1,607	7,039
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	1,518	22,178
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	734	16,640
SkyWest, Inc.* (Airlines)	937	22,629
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	342	6,710
Sonic Automotive, Inc.—Class A (Specialty Retail)	362	15,150
Sonos, Inc.* (Household Durables)	1,210	26,753
South Jersey Industries, Inc. (Gas Utilities)	2,270	77,817
Southside Bancshares, Inc. (Banks)	220	8,787
SpartanNash Co. (Food & Staples Retailing)	670	21,634
SPX Corp.* (Machinery)	492	29,092
Standard Motor Products, Inc. (Auto Components)	352	16,100
Standex International Corp. (Machinery)	117	11,358
Stepan Co. (Chemicals)	395	44,323
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	460	14,582
Stewart Information Services Corp. (Insurance)	256	13,990
StoneX Group, Inc.* (Capital Markets)	319	27,794
Strategic Education, Inc. (Diversified Consumer Services)	425	30,528
Stride, Inc.* (Diversified Consumer Services)	412	18,408
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,987	15,598
Sun Country Airlines Holdings, Inc.* (Airlines)	232	4,679
SunCoke Energy, Inc. (Metals & Mining)	1,547	11,448
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts (REITs))	3,135	35,520
Surmodics, Inc.* (Health Care Equipment & Supplies)	91	3,167
Sylvamo Corp. (Paper & Forest Products)	654	25,663
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	765	14,497
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,830	28,932

See accompanying notes to the financial statements.

180 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Tennant Co. (Machinery)	197	$13,205
The Andersons, Inc. (Food & Staples Retailing)	584	21,123
The Cato Corp.—Class A (Specialty Retail)	325	4,014
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	911	26,628
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	610	21,112
The E.W. Scripps Co.*—Class A (Media)	580	8,271
The Ensign Group, Inc. (Health Care Providers & Services)	449	35,781
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	2,303	15,108
The Greenbrier Cos., Inc. (Machinery)	604	19,219
The Marcus Corp.* (Entertainment)	408	6,703
The ODP Corp.* (Specialty Retail)	812	29,476
The Pennant Group, Inc.* (Health Care Providers & Services)	247	3,295
TimkenSteel Corp.* (Metals & Mining)	770	15,623
Titan International, Inc.* (Machinery)	954	15,989
Tompkins Financial Corp. (Banks)	122	9,412
Tootsie Roll Industries, Inc. (Food Products)	164	5,760
Tredegar Corp. (Chemicals)	478	5,009
TreeHouse Foods, Inc.* (Food Products)	1,038	45,069
Tri Pointe Homes, Inc.* (Household Durables)	1,919	35,540
Trinity Industries, Inc. (Machinery)	649	16,842
Trinseo PLC (Chemicals)	670	23,966
TrueBlue, Inc.* (Professional Services)	617	13,352
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	356	11,947
Trustmark Corp. (Banks)	1,140	37,016
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,873	25,342
Tupperware Brands Corp.* (Household Durables)	852	6,356
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	6,385	34,352
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	133	17,261
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,401	19,376
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	258	3,517
UniFirst Corp. (Commercial Services & Supplies)	282	55,240
Unisys Corp.* (IT Services)	653	8,959
United Community Banks, Inc. (Banks)	701	23,855
United Fire Group, Inc. (Insurance)	400	13,132
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,848	18,425
Unitil Corp. (Multi-Utilities)	297	16,267
Universal Corp. (Tobacco)	456	25,495
Universal Electronics, Inc.* (Household Durables)	235	6,521
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	110	5,929
Universal Insurance Holdings, Inc. (Insurance)	516	6,527
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	1,126	18,500
Urban Outfitters, Inc.* (Specialty Retail)	1,189	24,351
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts (REITs))	258	4,747
USANA Health Sciences, Inc.* (Personal Products)	70	4,873
Vanda Pharmaceuticals, Inc.* (Biotechnology)	378	4,075
Varex Imaging Corp.* (Health Care Equipment & Supplies)	265	5,907
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,485	20,716
Veritiv Corp.* (Trading Companies & Distributors)	259	32,121
Viad Corp.* (Commercial Services & Supplies)	179	6,045
Viavi Solutions, Inc.* (Communications Equipment)	1,606	23,769
Wabash National Corp. (Machinery)	909	16,417
Warrior Met Coal, Inc. (Metals & Mining)	958	30,589
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	908	20,130
WD-40 Co. (Household Products)	107	18,979
Westamerica Bancorp (Banks)	498	29,885
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	857	9,624
Winnebago Industries, Inc. (Automobiles)	298	17,990
WisdomTree Investments, Inc. (Capital Markets)	775	4,030
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	809	18,178
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,168	32,377
WSFS Financial Corp. (Thrifts & Mortgage Finance)	672	32,068
WW International, Inc.* (Diversified Consumer Services)	993	6,594
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts (REITs))	2,121	34,827
Xperi Holding Corp. (Software)	925	15,503
Yelp, Inc.* (Interactive Media & Services)	630	19,315
Zimvie, Inc.* (Health Care Equipment & Supplies)	387	7,516
Zumiez, Inc.* (Specialty Retail)	306	7,956
TOTAL COMMON STOCKS (Cost $6,815,132)		9,191,806

Collateral for Securities Loaned(b) (0.6%)
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(c)	58,515	58,515
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $58,515)		58,515
TOTAL INVESTMENT SECURITIES (Cost $6,873,647)—100.2%		9,250,321
Net other assets (liabilities)—(0.2)%		(18,701)
NET ASSETS—100.0%		$9,231,620

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $57,448.

(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 181

Small-Cap Value ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$128,912	1.4%
Air Freight & Logistics	85,003	0.9%
Airlines	74,082	0.8%
Auto Components	91,986	1.0%
Automobiles	17,990	0.2%
Banks	1,009,553	10.9%
Beverages	10,132	0.1%
Biotechnology	83,793	0.9%
Building Products	179,073	1.9%
Capital Markets	41,644	0.4%
Chemicals	247,359	2.7%
Commercial Services & Supplies	280,908	3.0%
Communications Equipment	138,248	1.5%
Construction & Engineering	71,374	0.8%
Consumer Finance	101,092	1.1%
Containers & Packaging	51,972	0.6%
Diversified Consumer Services	136,166	1.5%
Diversified Telecommunication Services	34,801	0.4%
Electrical Equipment	23,509	0.3%
Electronic Equipment, Instruments & Components	397,132	4.3%
Energy Equipment & Services	329,410	3.6%
Entertainment	24,209	0.3%
Equity Real Estate Investment Trusts (REITs)	793,939	8.6%
Food & Staples Retailing	93,542	1.0%
Food Products	247,656	2.7%
Gas Utilities	133,425	1.4%
Health Care Equipment & Supplies	292,579	3.2%
Health Care Providers & Services	293,930	3.2%
Health Care Technology	60,371	0.6%
Hotels, Restaurants & Leisure	183,836	2.0%
Household Durables	223,637	2.4%
Household Products	56,770	0.6%
Insurance	314,544	3.4%
Interactive Media & Services	36,645	0.4%
Internet & Direct Marketing Retail	8,488	0.1%
IT Services	38,512	0.4%
Leisure Products	27,926	0.3%
Life Sciences Tools & Services	10,545	0.1%
Machinery	489,015	5.3%
Media	56,871	0.6%
Metals & Mining	249,259	2.7%
Mortgage Real Estate Investment Trusts (REITs)	212,198	2.3%
Multiline Retail	10,701	0.1%
Multi-Utilities	73,022	0.8%
Oil, Gas & Consumable Fuels	209,402	2.3%
Paper & Forest Products	76,033	0.8%
Personal Products	43,818	0.5%
Pharmaceuticals	101,143	1.1%
Professional Services	88,595	1.0%
Real Estate Management & Development	38,987	0.4%
Road & Rail	37,328	0.4%
Semiconductors & Semiconductor Equipment	80,392	0.9%
Software	68,604	0.7%
Specialty Retail	357,808	3.9%
Technology Hardware, Storage & Peripherals	5,330	0.1%
Textiles, Apparel & Luxury Goods	84,432	0.9%
Thrifts & Mortgage Finance	225,409	2.4%
Tobacco	25,495	0.3%
Trading Companies & Distributors	167,996	1.8%
Water Utilities	54,429	0.6%
Wireless Telecommunication Services	60,846	0.7%
Other**	39,814	0.4%
Total	$9,231,620	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

182 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (77.2%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	386	$11,013
Adobe, Inc.* (Software)	1,590	652,090
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,453	515,145
Akamai Technologies, Inc.* (IT Services)	539	51,863
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	186	4,618
Alphabet, Inc.*—Class A (Interactive Media & Services)	20,240	2,354,317
Alphabet, Inc.*—Class C (Interactive Media & Services)	18,557	2,164,488
Alteryx, Inc.* (Software)	204	9,880
Amdocs, Ltd. (IT Services)	419	36,478
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	338	6,817
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,761	302,822
Angi, Inc.* (Interactive Media & Services)	251	1,305
ANSYS, Inc.* (Software)	292	81,465
Appian Corp.* (Software)	137	6,649
Apple, Inc. (Technology Hardware,Storage & Peripherals)	51,736	8,407,618
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,972	314,973
AppLovin Corp.*—Class A (Software)	121	4,300
Arista Networks, Inc.* (Communications Equipment)	758	88,406
Asana, Inc.*—Class A (Software)	282	5,448
Aspen Technology, Inc.* (Software)	94	19,184
Autodesk, Inc.* (Software)	732	158,346
Avalara, Inc.* (Software)	296	25,876
Bentley Systems, Inc.—Class B (Software)	631	24,988
Bill.com Holdings, Inc.* (Software)	312	42,145
Black Knight, Inc.* (IT Services)	525	34,482
Blackbaud, Inc.* (Software)	154	9,443
Blackline, Inc.* (Software)	182	11,506
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,375	736,285
Bumble, Inc.*—Class A (Interactive Media & Services)	244	9,252
Cadence Design Systems, Inc.* (Software)	928	172,682
Cargurus, Inc.* (Interactive Media & Services)	297	7,214
CCC Intelligent Solutions Holdings, Inc.*(Software)	206	2,058
CDW Corp. (Electronic Equipment,Instruments & Components)	455	82,596
Ceridian HCM Holding, Inc.* (Software)	462	25,304
Chewy, Inc.*—Class A (Internet & Direct Marketing Retail)	305	11,837
Ciena Corp.* (Communications Equipment)	512	26,419
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	193	16,494
Cisco Systems, Inc. (Communications Equipment)	13,977	634,135
Citrix Systems, Inc. (Software)	420	42,592
Clear Secure, Inc.*(a)—Class A (Software)	49	1,241
Cloudflare, Inc.*—Class A (Software)	946	47,603
Cognizant Technology Solutions Corp.—Class A (IT Services)	1,754	119,202
Confluent, Inc.*—Class A (Software)	394	10,027
Consensus Cloud Solutions, Inc.* (Software)	54	2,918
Coupa Software, Inc.* (Software)	253	16,551
Crowdstrike Holdings, Inc.*—Class A(Software)	717	131,641
Datadog, Inc.*—Class A (Software)	866	88,341
Dell Technologies, Inc.—Class C(Technology Hardware, Storage & Peripherals)	923	41,590
Digital Turbine, Inc.* (Software)	297	5,961
DocuSign, Inc.* (Software)	672	42,995
Dolby Laboratories, Inc.—Class A(Electronic Equipment, Instruments & Components)	219	16,951
DoorDash, Inc.*—Class A (Internet & Direct Marketing Retail)	562	39,200
Dropbox, Inc.* (Software)	902	20,511
Duck Creek Technologies, Inc.* (Software)	255	3,519
DXC Technology Co.* (IT Services)	823	26,007
Dynatrace, Inc.* (Software)	664	24,986
eBay, Inc. (Internet & Direct Marketing Retail)	1,884	91,619
Elastic NV* (Software)	246	19,653
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	454	129,018
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	500	54,950
EPAM Systems, Inc.* (IT Services)	192	67,056
Etsy, Inc.* (Internet & Direct Marketing Retail)	427	44,288
F5, Inc.* (Communications Equipment)	204	34,141
Fair Isaac Corp.* (Software)	87	40,197
Fastly, Inc.*—Class A (IT Services)	371	4,218
Five9, Inc.* (Software)	233	25,192
Fortinet, Inc.* (Software)	2,241	133,676
Garmin, Ltd. (Household Durables)	513	50,079
Gartner, Inc.* (IT Services)	271	71,945
Gitlab, Inc.*—Class A (Software)	123	7,060
GLOBALFOUNDRIES, Inc.*(a)(Semiconductors & Semiconductor Equipment)	179	9,215
GoDaddy, Inc.*—Class A (IT Services)	544	40,354
Guidewire Software, Inc.* (Software)	281	21,839
HashiCorp, Inc.*—Class A (Software)	107	3,878
Hewlett Packard Enterprises Co.(Technology Hardware, Storage & Peripherals)	4,376	62,314
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,544	118,334
HubSpot, Inc.* (Software)	153	47,124
IAC/InterActive Corp.* (Interactive Media & Services)	283	19,386
Informatica, Inc.*—Class A (Software)	103	2,359
Intel Corp. (Semiconductors & Semiconductor Equipment)	13,758	499,553
International Business Machines Corp.(IT Services)	3,027	395,901
Intuit, Inc. (Software)	951	433,818
Juniper Networks, Inc. (Communications Equipment)	1,088	30,497
KLA Corp. (Semiconductors & Semiconductor Equipment)	502	192,537
Kyndryl Holdings, Inc.* (IT Services)	605	6,334
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	467	233,738
Lattice Semiconductor Corp.*(Semiconductors & Semiconductor Equipment)	463	28,475
Liberty Global PLC*—Class A (Media)	589	12,817

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 183

Common Stocks, continued

	Shares	Value
Liberty Global PLC*—Class C (Diversified Telecommunication Services)	1,002	$22,936
LiveRamp Holdings, Inc.* (IT Services)	229	6,094
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,128	34,064
Lumentum Holdings, Inc.* (Communications Equipment)	232	20,987
Mandiant, Inc.* (Software)	808	18,406
Manhattan Associates, Inc.* (Software)	212	29,822
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,862	159,356
Match Group, Inc.* (Interactive Media & Services)	962	70,524
Matterport, Inc.*(a) (Software)	721	3,064
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	7,717	1,227,775
Microchip Technology, Inc.(Semiconductors & Semiconductor Equipment)	1,871	128,837
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,758	232,470
Microsoft Corp. (Software)	25,165	7,064,821
MicroStrategy, Inc.*(a) (Software)	32	9,154
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	187	22,103
MongoDB, Inc.* (IT Services)	227	70,931
Monolithic Power Systems, Inc.(Semiconductors & Semiconductor Equipment)	147	68,314
Motorola Solutions, Inc. (Communications Equipment)	563	134,326
nCino, Inc.* (Software)	193	6,232
NCR Corp.* (Technology Hardware,Storage & Peripherals)	460	14,927
NetApp, Inc. (Technology Hardware,Storage & Peripherals)	749	53,426
New Relic, Inc.* (Software)	201	12,195
NortonLifelock, Inc. (Software)	1,958	48,030
Nutanix, Inc.*—Class A (Software)	743	11,242
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	8,425	1,530,232
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	884	162,550
Okta, Inc.* (IT Services)	507	49,914
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,462	97,632
Oracle Corp. (Software)	5,297	412,318
Palantir Technologies, Inc.*—Class A(Software)	5,503	56,956
Palo Alto Networks, Inc.* (Software)	332	165,701
Paycom Software, Inc.* (Software)	162	53,539
Paylocity Holding Corp.* (Software)	133	27,389
Pegasystems, Inc. (Software)	138	5,541
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	196	16,662
Procore Technologies, Inc.* (Software)	32	1,654
PTC, Inc.* (Software)	355	43,800
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	945	26,791
Q2 Holdings, Inc.* (Software)	193	8,473
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	365	37,986
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,768	546,586
Qualtrics International, Inc.*—Class A(Software)	349	4,450
Rapid7, Inc.* (Software)	196	12,538
RingCentral, Inc.*—Class A (Software)	286	14,154
Roper Technologies, Inc. (Industrial Conglomerates)	356	155,455
Salesforce, Inc.* (Software)	3,343	615,178
Samsara, Inc.*—Class A (Software)	231	3,340
Seagate Technology Holdings PLC(Technology Hardware, Storage & Peripherals)	665	53,187
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	213	13,276
SentinelOne, Inc.*—Class A (Software)	624	15,506
ServiceNow, Inc.* (Software)	674	301,049
Silicon Laboratories, Inc.*(Semiconductors & Semiconductor Equipment)	123	18,140
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	542	59,013
Smartsheet, Inc.* (Software)	434	13,046
Snap, Inc.* (Interactive Media & Services)	3,674	36,299
Snowflake, Inc.*—Class A (IT Services)	815	122,177
SolarEdge Technologies, Inc.*(Semiconductors & Semiconductor Equipment)	186	66,984
SolarWinds Corp. (IT Services)	152	1,628
Splunk, Inc.* (Software)	542	56,319
Squarespace, Inc.*—Class A (IT Services)	96	2,042
Synopsys, Inc.* (Software)	515	189,263
TD SYNNEX Corp. (Electronic Equipment,Instruments & Components)	139	13,958
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	539	54,380
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,103	555,096
Thoughtworks Holding, Inc.* (IT Services)	125	1,958
Trade Desk, Inc. (The)*(a) (Software)	1,488	66,960
Twilio, Inc.* (IT Services)	578	49,014
Twitter, Inc.* (Interactive Media & Services)	2,567	106,813
Tyler Technologies, Inc.* (Software)	140	55,860
Ubiquiti, Inc. (Communications Equipment)	20	6,033
UiPath, Inc.*—Class A (Software)	935	17,139
Unity Software, Inc.* (Software)	558	20,864
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	146	16,857
Varonis Systems, Inc.* (Software)	369	9,384
Veeva Systems, Inc.*—Class A (Health Care Technology)	470	105,083
Verint Systems, Inc.* (Software)	218	9,956
VeriSign, Inc.* (IT Services)	321	60,720
Viavi Solutions, Inc.* (Communications Equipment)	767	11,352
Vimeo, Inc.* (Interactive Media & Services)	528	2,936
VMware, Inc.—Class A (Software)	680	79,016
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,054	51,751
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	416	34,653
Workday, Inc.*—Class A (Software)	669	103,762
Workiva, Inc.* (Software)	162	10,611
Xerox Holdings Corp. (Technology Hardware,Storage & Peripherals)	402	6,886
Zendesk, Inc.* (Software)	412	31,073

See accompanying notes to the financial statements.

184 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Ziff Davis, Inc.* (Interactive Media & Services)	160	$13,102
Zoom Video Communications, Inc.*—Class A (Software)	765	79,453
Zscaler, Inc.* (Software)	270	41,866
TOTAL COMMON STOCKS (Cost $8,012,796)		36,766,682

Repurchase Agreements(b)(c) (19.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%,dated 7/29/22, due 8/1/22, total to be received $9,165,664	$9,164,000	$9,164,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,164,000)		9,164,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	43,770	$43,770
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $43,770)		43,770
TOTAL INVESTMENT SECURITIES (Cost $17,220,566)—96.6%		45,974,452
Net other assets (liabilities)—3.4%		1,606,014
NET ASSETS—100.0%		$47,580,466

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $42,782.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $6,447,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	8/23/22	2.93%	$22,126,798	$1,299,545
Dow Jones U.S. Technology Index	UBS AG	8/23/22	2.93%	12,606,784	729,212
				$34,733,582	$2,028,757

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 185

Technology UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Communications Equipment	$986,296	2.1%
Diversified Telecommunication Services	57,000	0.1%
Electronic Equipment, Instruments & Components	113,505	0.2%
Health Care Technology	105,083	0.2%
Household Durables	50,079	0.1%
Industrial Conglomerates	155,454	0.3%
Interactive Media & Services	6,013,411	12.6%
Internet & Direct Marketing Retail	186,944	0.4%
IT Services	1,218,318	2.5%
Media	12,817	NM
Semiconductors & Semiconductor Equipment	6,865,767	14.4%
Software	12,165,184	25.7%
Technology Hardware, Storage & Peripherals	8,836,824	18.6%
Other**	10,813,784	22.8%
Total	$47,580,466	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

186 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (72.9%)

	Shares	Value
ADTRAN Holdings, Inc. (Communications Equipment)	162	$3,903
Anterix, Inc.* (Diversified Telecommunication Services)	38	1,691
Arista Networks, Inc.* (Communications Equipment)	266	31,025
AT&T, Inc. (Diversified Telecommunication Services)	1,297	24,358
ATN International, Inc. (Diversified Telecommunication Services)	21	967
Ciena Corp.* (Communications Equipment)	319	16,460
Cisco Systems, Inc. (Communications Equipment)	3,036	137,744
CommScope Holding Co., Inc.* (Communications Equipment)	435	3,928
Comtech Telecommunications Corp. (Communications Equipment)	55	639
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	154	1,016
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	79	1,561
Extreme Networks, Inc.* (Communications Equipment)	274	3,584
F5, Inc.* (Communications Equipment)	127	21,255
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	436	11,297
Garmin, Ltd. (Household Durables)	265	25,869
Globalstar, Inc.* (Diversified Telecommunication Services)	1,390	1,946
Harmonic, Inc.* (Communications Equipment)	219	2,391
IDT Corp.*—Class B (Diversified Telecommunication Services)	38	989
Inseego Corp.* (Communications Equipment)	168	375
Iridium Communications, Inc.* (Diversified Telecommunication Services)	267	11,938
Juniper Networks, Inc. (Communications Equipment)	676	18,948
Liberty Global PLC*—Class A (Media)	366	7,964
Liberty Global PLC*—Class C (Diversified Telecommunication Services)	622	14,238
Liberty Latin America, Ltd.*—Class A (Media)	84	619
Liberty Latin America, Ltd.*—Class C (Media)	321	2,356
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,941	21,137
Lumentum Holdings, Inc.* (Communications Equipment)	144	13,026
Motorola Solutions, Inc. (Communications Equipment)	124	29,585
NETGEAR, Inc.* (Communications Equipment)	62	1,598
NetScout Systems, Inc.* (Communications Equipment)	154	5,479
Plantronics, Inc.* (Communications Equipment)	89	3,541
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	150	2,292
Ribbon Communications, Inc.* (Communications Equipment)	256	868
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	105	2,342
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	208	3,288
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	202	28,898
U.S. Cellular Corp.* (Wireless Telecommunication Services)	30	879
Ubiquiti, Inc. (Communications Equipment)	12	3,620
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,648	122,310
ViaSat, Inc.* (Communications Equipment)	155	5,104
Viavi Solutions, Inc.* (Communications Equipment)	476	7,045
TOTAL COMMON STOCKS (Cost $440,051)		598,073

Repurchase Agreements(a)(b) (22.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $184,033	$184,000	$184,000
TOTAL REPURCHASE AGREEMENTS (Cost $184,000)		184,000
TOTAL INVESTMENT SECURITIES (Cost $624,051)—95.3%		782,073
Net other assets (liabilities)—4.7%		38,627
NET ASSETS—100.0%		$820,700

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $176,000.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 187

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	8/23/22	2.93%	$356,503	$10,588
Dow Jones U.S. Select Telecommunications Index	UBS AG	8/23/22	2.68%	270,450	10,345
				$626,953	$20,933

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Communications Equipment	$310,117	37.8%
Diversified Telecommunication Services	215,740	26.3%
Household Durables	25,869	3.2%
Media	10,940	1.3%
Wireless Telecommunication Services	35,407	4.3%
Other**	222,627	27.1%
Total	$820,700	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

188 :: UltraBear ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (95.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $10,737,949	$10,736,000	$10,736,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,736,000)		10,736,000
TOTAL INVESTMENT SECURITIES (Cost $10,736,000)—95.9%		10,736,000
Net other assets (liabilities)—4.1%		464,267
NET ASSETS—100.0%		$11,200,267

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $2,744,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	9/19/22	$(620,025)	$(40,381)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/29/22	(2.68)%	$(18,189,797)	$(446,615)
S&P 500	UBS AG	8/29/22	(2.48)%	(3,647,046)	(112,850)
				$(21,836,843)	$(559,465)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 189

Common Stocks (66.7%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	3,481	$378,873
AbbVie, Inc. (Biotechnology)	0.5%	3,512	504,008
Accenture PLC—Class A (IT Services)	0.4%	1,259	385,581
Adobe, Inc.* (Software)	0.4%	939	385,102
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	3,221	304,288
Alphabet, Inc.—Class A* (Interactive Media & Services)	1.3%	11,962	1,391,421
Alphabet, Inc.—Class C* (Interactive Media & Services)	1.2%	10,947	1,276,858
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.3%	17,384	2,345,970
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.8%	30,546	4,964,030
Bank of America Corp. (Banks)	0.5%	14,087	476,280
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)	1.0%	3,593	1,080,056
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	4,231	312,163
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	812	434,810
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	3,903	639,233
Cisco Systems, Inc. (Communications Equipment)	0.4%	8,253	374,438
Comcast Corp.—Class A (Media)	0.3%	8,882	333,252
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	881	476,884
Danaher Corp. (Health Care Equipment & Supplies)	0.4%	1,289	375,705
Eli Lilly & Co. (Pharmaceuticals)	0.5%	1,567	516,624
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.8%	8,374	811,692
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.3%	8,137	295,454
Johnson & Johnson (Pharmaceuticals)	0.9%	5,232	913,088
JPMorgan Chase & Co. (Banks)	0.6%	5,838	673,471
Linde PLC (Chemicals)	0.3%	1,000	302,001
Mastercard, Inc.—Class A (IT Services)	0.6%	1,706	603,566
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	1,468	386,626
Merck & Co., Inc. (Pharmaceuticals)	0.4%	5,026	449,023
Meta Platforms, Inc.— Class A* (Interactive Media & Services)	0.7%	4,564	726,132
Microsoft Corp. (Software)	4.0%	14,873	4,175,445
NextEra Energy, Inc. (Electric Utilities)	0.3%	3,904	329,848
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.3%	2,521	289,714
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.9%	4,979	904,337
PepsiCo, Inc. (Beverages)	0.5%	2,751	481,315
Pfizer, Inc. (Pharmaceuticals)	0.5%	11,147	563,035
Philip Morris International, Inc. (Tobacco)	0.3%	3,082	299,416
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	2,225	322,759
Salesforce, Inc.* (Software)	0.4%	1,976	363,623
Tesla, Inc.* (Automobiles)	1.4%	1,669	1,487,829
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,831	327,548
The Coca-Cola Co. (Beverages)	0.5%	7,760	497,960
The Home Depot, Inc. (Specialty Retail)	0.6%	2,052	617,528
The Procter & Gamble Co. (Household Products)	0.6%	4,767	662,183
The Walt Disney Co.* (Entertainment)	0.4%	3,622	384,295
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	779	466,161
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.0%	1,866	1,012,007
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	8,343	385,363
Visa, Inc.—Class A (IT Services)	0.7%	3,269	693,387
Walmart, Inc. (Food & Staples Retailing)	0.4%	2,791	368,552
Wells Fargo & Co. (Banks)	0.3%	7,541	330,823
Other Common Stocks	30.7%	361,382	32,106,159
TOTAL COMMON STOCKS (Cost $23,638,423)			69,185,916

See accompanying notes to the financial statements.

190 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (29.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20% dated 7/29/22, due 8/1/22, total to be received $30,483,534	$30,478,000	$30,478,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,478,000)		30,478,000
TOTAL INVESTMENT SECURITIES (Cost $54,116,423)—96.1%		99,663,916
Net other assets (liabilities)—3.9%		4,085,823
NET ASSETS—100.0%		$103,749,739

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $17,498,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	4	9/19/22	$826,700	$(5,467)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/29/22	2.93%	$45,842,089	$1,090,590
SPDR S&P 500 ETF	Goldman Sachs International	8/29/22	2.84%	23,446,303	620,062
				$69,288,392	$1,710,652

S&P 500	UBS AG	8/29/22	2.83%	$56,312,787	$1,447,710
SPDR S&P 500 ETF	UBS AG	8/29/22	2.43%	11,621,541	307,598
				$67,934,328	$1,755,308
				$137,222,720	$3,465,960

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 191

UltraBull ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$1,118,829	1.1%
Air Freight & Logistics	458,709	0.4%
Airlines	138,275	0.1%
Auto Components	74,815	0.1%
Automobiles	1,708,491	1.6%
Banks	2,501,310	2.4%
Beverages	1,239,430	1.2%
Biotechnology	1,387,835	1.3%
Building Products	290,315	0.3%
Capital Markets	2,006,584	1.9%
Chemicals	1,211,508	1.2%
Commercial Services & Supplies	327,779	0.3%
Communications Equipment	544,591	0.5%
Construction & Engineering	39,538	NM
Construction Materials	87,657	0.1%
Consumer Finance	362,552	0.4%
Containers & Packaging	213,262	0.2%
Distributors	99,827	0.1%
Diversified Financial Services	1,080,056	1.0%
Diversified Telecommunication Services	672,910	0.7%
Electric Utilities	1,317,351	1.3%
Electrical Equipment	373,921	0.4%
Electronic Equipment, Instruments & Components	448,856	0.4%
Energy Equipment & Services	204,420	0.2%
Entertainment	913,321	0.9%
Equity Real Estate Investment Trusts (REITs)	1,952,227	1.9%
Food & Staples Retailing	1,048,706	1.0%
Food Products	739,565	0.7%
Gas Utilities	33,382	NM
Health Care Equipment & Supplies	2,260,977	2.2%
Health Care Providers & Services	2,327,488	2.2%
Hotels, Restaurants & Leisure	1,278,655	1.2%
Household Durables	217,273	0.2%
Household Products	958,807	0.9%
Independent Power and Renewable Electricity Producers	29,530	NM
Industrial Conglomerates	675,720	0.7%
Insurance	1,404,588	1.4%
Interactive Media & Services	3,499,173	3.4%
Internet & Direct Marketing Retail	2,426,282	2.3%
IT Services	3,048,611	2.9%
Leisure Products	20,546	NM
Life Sciences Tools & Services	925,646	0.9%
Machinery	1,098,276	1.1%
Media	569,411	0.6%
Metals & Mining	234,072	0.2%
Multiline Retail	337,013	0.3%
Multi-Utilities	637,925	0.6%
Oil, Gas & Consumable Fuels	2,822,196	2.7%
Personal Products	126,445	0.1%
Pharmaceuticals	3,004,526	2.9%
Professional Services	209,090	0.2%
Real Estate Management & Development	55,653	0.1%
Road & Rail	628,526	0.6%
Semiconductors & Semiconductor Equipment	3,818,648	3.7%
Software	6,194,772	6.1%
Specialty Retail	1,430,239	1.4%
Technology Hardware, Storage & Peripherals	5,164,435	5.0%
Textiles, Apparel & Luxury Goods	352,792	0.3%
Tobacco	457,312	0.4%
Trading Companies & Distributors	151,319	0.1%
Water Utilities	56,425	0.1%
Wireless Telecommunication Services	167,523	0.2%
Other**	34,563,823	33.3%
Total	$103,749,739	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

192 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (89.2%)

	Shares	Value
21Vianet Group, Inc.*ADR (IT Services)	3,462	$17,864
360 DigiTech, Inc.ADR (Consumer Finance)	9,800	142,296
Agora, Inc.*ADR (Software)	2,280	11,195
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	27,756	2,480,553
Aluminum Corp. of China, Ltd.ADR (Metals & Mining)	7,301	67,826
Autohome, Inc.ADR (Interactive Media & Services)	2,605	92,972
Baidu, Inc.*ADR (Interactive Media & Services)	4,886	667,281
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	11,910	103,617
Beigene, Ltd.*ADR (Biotechnology)	2,234	375,491
Bilibili, Inc.*ADR(a) (Entertainment)	9,450	230,958
Canaan, Inc.*ADR(a) (Technology Hardware, Storage & Peripherals)	6,448	25,341
China Life Insurance Co., Ltd.ADR (Insurance)	81,618	609,686
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	15,255	715,917
China Southern Airlines Co., Ltd.*ADR (Airlines)	3,014	82,945
Chindata Group Holdings, Ltd.*ADR (IT Services)	19,972	142,600
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	4,197	271,546
GDS Holdings, Ltd.*ADR (IT Services)	5,459	151,105
Hello Group, Inc.ADR (Interactive Media & Services)	15,858	71,044
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	5,876	225,345
HUYA, Inc.*ADR (Entertainment)	12,265	40,475
iQIYI, Inc.*ADR (Entertainment)	32,666	124,784
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	26,030	1,548,785
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	1,918	127,202
JOYY, Inc.ADR (Interactive Media & Services)	1,994	51,625
KE Holdings, Inc.*ADR (Real Estate Management & Development)	17,553	247,673
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	6,960	22,829
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	4,604	8,656
NetEase, Inc.ADR (Entertainment)	11,744	1,091,957
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	5,978	163,857
NIO, Inc.*ADR (Automobiles)	36,655	723,203
Niu Technologies*ADR (Automobiles)	795	5,152
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	11,827	551,848
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	12,547	614,928
Sohu.com, Ltd.*ADR (Interactive Media & Services)	1,978	32,637
TAL Education Group*ADR (Diversified Consumer Services)	22,867	112,506
Tencent Music Entertainment Group*ADR (Entertainment)	90,069	379,190
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	24,068	620,473
Up Fintech Holding, Ltd.*ADR(a) (Capital Markets)	2,778	10,501
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	57,780	529,265
Weibo Corp.*ADR (Interactive Media & Services)	3,628	69,730
Zai Lab, Ltd.*ADR (Biotechnology)	3,140	127,264
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	27,658	707,768
TOTAL COMMON STOCKS (Cost $11,323,907)		14,397,890

Repurchase Agreements(b)(c) (14.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $2,277,413	$2,277,000	$2,277,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,277,000)		2,277,000

Collateral for Securities Loaned(d) (1.9%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	306,377	$306,377
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $306,377)		306,377
TOTAL INVESTMENT SECURITIES (Cost $13,907,284)—105.2%		16,981,267
Net other assets (liabilities) — (5.2)%		(841,754)
NET ASSETS—100.0%		$16,139,513

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $266,800.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $1,900,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 193

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	8/29/22	2.93%	$8,951,920	$(609,994)
S&P China Select ADR Index (USD)	UBS AG	8/29/22	2.58%	9,255,220	(612,591)
				$18,207,140	$(1,222,585)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$707,768	4.4%
Airlines	82,945	0.5%
Automobiles	728,355	4.5%
Biotechnology	502,755	3.1%
Capital Markets	10,501	0.1%
Consumer Finance	150,951	0.9%
Diversified Consumer Services	276,363	1.7%
Entertainment	1,867,364	11.6%
Hotels, Restaurants & Leisure	225,345	1.4%
Insurance	609,686	3.8%
Interactive Media & Services	985,289	6.1%
Internet & Direct Marketing Retail	5,897,622	36.5%
IT Services	334,398	2.1%
Metals & Mining	67,826	0.4%
Oil, Gas & Consumable Fuels	1,267,765	7.8%
Real Estate Management & Development	247,673	1.5%
Semiconductors & Semiconductor Equipment	398,748	2.5%
Software	11,195	0.1%
Technology Hardware, Storage & Peripherals	25,341	0.2%
Other**	1,741,623	10.8%
Total	$16,139,513	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2022:

	Value	% of Net Assets
China	$14,397,890	89.2%
Other**	1,741,623	10.8%
Total	$16,139,513	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

194 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (71.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,681	$670,506
American Express Co. (Consumer Finance)	4,681	720,968
Amgen, Inc. (Biotechnology)	4,677	1,157,417
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,682	760,872
Caterpillar, Inc. (Machinery)	4,678	927,414
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,682	766,818
Cisco Systems, Inc. (Communications Equipment)	4,686	212,604
Dow, Inc. (Chemicals)	4,683	249,182
Honeywell International, Inc. (Industrial Conglomerates)	4,677	900,136
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,684	170,076
International Business Machines Corp. (IT Services)	4,682	612,359
Johnson & Johnson (Pharmaceuticals)	4,682	817,103
JPMorgan Chase & Co. (Banks)	4,682	540,116
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,677	1,231,781
Merck & Co., Inc. (Pharmaceuticals)	4,682	418,290
Microsoft Corp. (Software)	4,677	1,313,020
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,682	538,055
Salesforce, Inc.* (Software)	4,677	860,662
The Boeing Co.* (Aerospace & Defense)	4,678	745,252
The Coca-Cola Co. (Beverages)	4,682	300,444
The Goldman Sachs Group, Inc. (Capital Markets)	4,677	1,559,265
The Home Depot, Inc. (Specialty Retail)	4,677	1,407,497
The Procter & Gamble Co. (Household Products)	4,682	650,377
The Travelers Cos., Inc. (Insurance)	4,682	743,033
The Walt Disney Co.* (Entertainment)	4,682	496,760
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,677	2,536,524
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,682	216,262
Visa, Inc.—Class A (IT Services)	4,677	992,038
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,685	185,620
Walmart, Inc. (Food & Staples Retailing)	4,682	618,257
TOTAL COMMON STOCKS (Cost $10,978,383)		23,318,708

Repurchase Agreements(a)(b) (26.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $8,575,557	$8,574,000	$8,574,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,574,000)		8,574,000
TOTAL INVESTMENT SECURITIES (Cost $19,552,383)—97.2%		31,892,708
Net other assets (liabilities)—2.8%		920,746
NET ASSETS—100.0%		$32,813,454

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $4,664,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	24	9/19/22	$3,939,000	$(24,714)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/29/22	2.93%	$17,360,054	$326,635
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/29/22	2.77%	5,500,203	102,455
				$22,860,257	$429,090

Dow Jones Industrial Average	UBS AG	8/29/22	2.83%	$11,309,826	$221,461
SPDR Dow Jones Industrial Average ETF	UBS AG	8/29/22	2.63%	4,243,889	85,349
				$15,553,715	$306,810
				$38,413,972	$735,900

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 195

UltraDow 30 ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$745,252	2.3%
Banks	540,116	1.6%
Beverages	300,444	0.9%
Biotechnology	1,157,417	3.5%
Capital Markets	1,559,265	4.8%
Chemicals	249,182	0.8%
Communications Equipment	212,604	0.6%
Consumer Finance	720,968	2.2%
Diversified Telecommunication Services	216,262	0.7%
Entertainment	496,760	1.5%
Food & Staples Retailing	803,878	2.5%
Health Care Providers & Services	2,536,524	7.7%
Hotels, Restaurants & Leisure	1,231,781	3.8%
Household Products	650,377	2.0%
Industrial Conglomerates	1,570,642	4.8%
Insurance	743,033	2.3%
IT Services	1,604,397	4.9%
Machinery	927,413	2.8%
Oil, Gas & Consumable Fuels	766,818	2.3%
Pharmaceuticals	1,235,393	3.8%
Semiconductors & Semiconductor Equipment	170,076	0.5%
Software	2,173,683	6.6%
Specialty Retail	1,407,496	4.3%
Technology Hardware, Storage & Peripherals	760,872	2.3%
Textiles, Apparel & Luxury Goods	538,055	1.6%
Other**	9,494,746	28.9%
Total	$32,813,454	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

196 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (83.1%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	4,866	$434,873
Ambev S.A.ADR (Beverages)	16,561	46,702
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	3,692	69,889
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	1,554	22,859
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	5,722	33,703
Baidu, Inc.*ADR (Interactive Media & Services)	774	105,705
Banco Bradesco S.A.ADR (Banks)	19,867	65,958
Beigene, Ltd.*ADR (Biotechnology)	160	26,893
Bilibili, Inc.*ADR(a) (Entertainment)	715	17,475
Cemex S.A.B. de C.V.*ADR (Construction Materials)	6,775	27,168
China Life Insurance Co., Ltd.ADR (Insurance)	5,431	40,570
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	1,688	79,218
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,249	50,172
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	768	39,552
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	654	40,535
Gerdau S.A.ADR (Metals & Mining)	4,381	20,678
Gold Fields, Ltd.ADR(a) (Metals & Mining)	3,061	28,162
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	122	16,475
Grupo Televisa S.A.B.ADR (Media)	2,183	17,071
HDFC Bank, Ltd.ADR (Banks)	8,418	528,650
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	384	14,726
ICICI Bank, Ltd.ADR (Banks)	9,575	198,969
Infosys, Ltd.ADR (IT Services)	12,152	236,843
Itau Unibanco Holding S.A.ADR (Banks)	18,180	81,810
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	3,248	193,256
KB Financial Group, Inc.ADR (Banks)	2,466	91,439
KE Holdings, Inc.*ADR (Real Estate Management & Development)	1,300	18,343
Korea Electric Power Corp.*ADR (Electric Utilities)	1,810	15,602
NetEase, Inc.ADR (Entertainment)	1,397	129,893
NIO, Inc.*ADR (Automobiles)	4,414	87,088
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	762	35,555
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	7,111	101,545
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,278	62,635
POSCOADR (Metals & Mining)	1,202	56,314
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	1,752	49,932
Sasol, Ltd.*ADR (Chemicals)	1,862	39,176
Shinhan Financial Group Co., Ltd.ADR (Banks)	1,734	47,702
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	2,358	23,439
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	1,220	27,975
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	491	48,300
Suzano Papel e Celulose S.A.ADR(a) (Paper & Forest Products)	3,066	28,667
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	11,172	988,499
Tata Motors, Ltd.*ADR(a) (Automobiles)	1,389	39,614
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	1,641	42,305
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	14,232	97,062
Vale S.A.ADR (Metals & Mining)	14,608	196,625
Wipro, Ltd.ADR (IT Services)	3,438	18,221
Woori Financial Group, Inc.ADR (Banks)	735	20,323
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	3,111	79,610
TOTAL COMMON STOCKS (Cost $2,694,872)		4,783,776

Preferred Stock (1.5%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	6,796	89,231
TOTAL PREFERRED STOCK (Cost $6,788)		89,231

Repurchase Agreements(b)(c) (15.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $904,164	$904,000	$904,000
TOTAL REPURCHASE AGREEMENTS (Cost $904,000)		904,000

Collateral for Securities Loaned(d) (3.7%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	215,229	$215,229
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $215,229)		215,229
TOTAL INVESTMENT SECURITIES (Cost $3,820,889)—104.0%		5,992,236
Net other assets (liabilities)—(4.0)%		(231,875)
NET ASSETS—100.0%		$5,760,361

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $209,532.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $251,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 197

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	8/29/22	2.93%	$3,570,287	$(17,637)
S&P Emerging 50 ADR Index (USD)	UBS AG	8/29/22	2.83%	3,019,201	(15,511)
				$6,589,488	$(33,148)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$79,610	1.4%
Automobiles	126,703	2.2%
Banks	1,034,852	18.0%
Beverages	87,237	1.5%
Biotechnology	26,893	0.5%
Chemicals	87,476	1.5%
Construction Materials	27,168	0.5%
Diversified Telecommunication Services	100,104	1.7%
Electric Utilities	15,602	0.3%
Entertainment	147,368	2.6%
Hotels, Restaurants & Leisure	14,726	0.3%
Insurance	40,570	0.7%
Interactive Media & Services	105,705	1.8%
Internet & Direct Marketing Retail	733,070	12.7%
IT Services	255,064	4.4%
Media	17,071	0.3%
Metals & Mining	348,075	6.1%
Oil, Gas & Consumable Fuels	305,549	5.3%
Paper & Forest Products	28,667	0.5%
Pharmaceuticals	39,552	0.7%
Real Estate Management & Development	18,343	0.3%
Semiconductors & Semiconductor Equipment	1,119,263	19.3%
Transportation Infrastructure	16,475	0.3%
Wireless Telecommunication Services	97,864	1.7%
Other**	887,354	15.4%
Total	$5,760,361	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2022:

	Value	% of Net Assets
Brazil	$631,216	11.0%
Chile	48,300	0.8%
China	1,396,120	24.2%
India	1,061,849	18.4%
Indonesia	49,932	0.9%
Mexico	171,138	3.0%
South Africa	113,636	2.0%
South Korea	231,380	4.0%
Taiwan	1,169,436	20.3%
Other**	887,354	15.4%
Total	$5,760,361	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

198 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $2,285,415	$2,285,000	$2,285,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,285,000)		2,285,000
TOTAL INVESTMENT SECURITIES (Cost $2,285,000)—97.4%		2,285,000
Net other assets (liabilities)—2.6%		61,388
NET ASSETS—100.0%		$2,346,388

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $115,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/29/22	2.83%	$2,333,089	$45,604
MSCI EAFE Index	UBS AG	8/29/22	3.13%	2,355,744	46,555
				$4,688,833	$92,159

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 199

Repurchase Agreements(a) (88.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $11,413,072	$11,411,000	$11,411,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,411,000)		11,411,000
TOTAL INVESTMENT SECURITIES (Cost $11,411,000)—88.7%		11,411,000
Net other assets (liabilities)—11.3%		1,453,334
NET ASSETS—100.0%		$12,864,334

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	183	9/9/22	$25,620,000	$476,907

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/29/22	2.78%	$139,955	$(494)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

200 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (74.2%)

	Shares	Value
Ambev S.A.ADR (Beverages)	130,031	$366,687
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	19,232	364,062
Banco Bradesco S.A.ADR (Banks)	107,943	358,371
Banco de ChileADR (Banks)	6,762	128,072
Banco Santander Brasil S.A.ADR(a) (Banks)	12,164	66,659
Banco Santander ChileADR (Banks)	6,478	101,316
Bancolombia S.A.ADR (Banks)	4,435	128,482
BRF S.A.*ADR (Food Products)	36,321	110,053
Cemex S.A.B. de C.V.*ADR (Construction Materials)	57,801	231,782
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	38,315	343,302
Cia Energetica de Minas GeraisADR (Electric Utilities)	51,948	115,325
Cia Siderurgica Nacional S.A.ADR(a) (Metals & Mining)	24,672	71,302
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,879	113,172
Companhia de Saneamento Basico do Estado de Sao PauloADR(a) (Water Utilities)	10,636	91,151
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	8,985	96,499
Embraer SA*ADR (Aerospace & Defense)	6,284	57,310
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	5,158	319,693
Gerdau S.A.ADR (Metals & Mining)	37,144	175,320
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,014	136,931
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	976	47,414
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	754	141,608
Grupo Televisa S.A.B.ADR (Media)	19,324	151,114
Itau Unibanco Holding S.A.ADR (Banks)	109,162	491,228
Natura & Co. Holding S.A.ADR(a) (Personal Products)	15,364	92,952
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	42,930	613,041
Sendas Distribuidora S.A.ADR (Food & Staples Retailing)	2,245	34,169
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	3,919	385,512
Suzano Papel e Celulose S.A.ADR(a) (Paper & Forest Products)	25,840	241,604
Telefonica Brasil S.A.ADR(a) (Diversified Telecommunication Services)	15,020	130,374
Ternium S.A.ADR (Metals & Mining)	2,001	70,895
TIM S.A.ADR (Wireless Telecommunication Services)	5,992	72,623
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	29,227	72,775
Vale S.A.ADR (Metals & Mining)	94,505	1,272,037
TOTAL COMMON STOCKS (Cost $4,146,547)		7,192,835

Preferred Stock (5.5%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	40,929	$537,398
TOTAL PREFERRED STOCK (Cost $71,188)		537,398

Repurchase Agreements(b)(c) (18.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,768,321	$1,768,000	$1,768,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,768,000)		1,768,000

Collateral for Securities Loaned(d) (9.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	907,960	$907,960
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $907,960)		907,960
TOTAL INVESTMENT SECURITIES (Cost $6,893,695)—107.4%		10,406,193
Net other assets (liabilities)—(7.4)%		(715,417)
NET ASSETS—100.0%		$9,690,776

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $878,325.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $900,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 201

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	8/29/22	2.93%	$4,671,738	$113,642
S&P Latin America 35 ADR Index (USD)	UBS AG	8/29/22	2.83%	7,100,909	152,335
				$11,772,647	$265,977

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$57,310	0.6%
Banks	1,274,129	13.2%
Beverages	799,552	8.3%
Chemicals	385,512	4.0%
Construction Materials	231,782	2.4%
Diversified Telecommunication Services	130,374	1.3%
Electric Utilities	458,627	4.7%
Food & Staples Retailing	34,169	0.3%
Food Products	110,053	1.1%
Media	151,114	1.6%
Metals & Mining	1,589,554	16.3%
Oil, Gas & Consumable Fuels	1,319,712	13.6%
Paper & Forest Products	241,604	2.5%
Personal Products	92,952	1.0%
Transportation Infrastructure	325,953	3.4%
Water Utilities	91,151	0.9%
Wireless Telecommunication Services	436,685	4.5%
Other**	1,960,543	20.3%
Total	$9,690,776	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2022:

	Value	% of Net Assets
Brazil	$5,313,681	55.0%
Chile	614,900	6.3%
Colombia	224,981	2.3%
Luxembourg	70,895	0.7%
Mexico	1,505,776	15.4%
Other**	1,960,543	20.3%
Total	$9,690,776	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

202 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (69.1%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,302	$107,948
ACI Worldwide, Inc.* (Software)	1,650	47,075
Acuity Brands, Inc. (Electrical Equipment)	496	90,470
Adient PLC* (Auto Components)	1,362	46,008
AECOM (Construction & Engineering)	2,029	146,088
Affiliated Managers Group, Inc. (Capital Markets)	555	70,141
AGCO Corp. (Machinery)	880	95,850
Alcoa Corp. (Metals & Mining)	2,653	135,011
Alleghany Corp.* (Insurance)	193	161,634
ALLETE, Inc. (Electric Utilities)	818	50,773
Amedisys, Inc.* (Health Care Providers & Services)	467	55,970
American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	2,002	130,771
American Eagle Outfitters, Inc. (Specialty Retail)	2,214	26,657
American Financial Group, Inc. (Insurance)	953	127,397
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,442	29,085
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	4,671	46,990
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	2,255	102,242
AptarGroup, Inc. (Containers & Packaging)	945	101,834
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	948	121,505
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,522	64,731
ASGN, Inc.* (Professional Services)	734	76,160
Ashland, Inc. (Chemicals)	728	73,142
Aspen Technology, Inc.* (Software)	402	82,044
Associated Banc-Corp. (Banks)	2,158	43,376
AutoNation, Inc.* (Specialty Retail)	511	60,676
Avient Corp. (Chemicals)	1,315	56,742
Avis Budget Group, Inc.* (Road & Rail)	492	89,559
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,404	67,209
Axon Enterprise, Inc.* (Aerospace & Defense)	1,022	112,614
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	1,076	73,448
Bank of Hawaii Corp. (Banks)	579	46,384
Bank OZK (Banks)	1,622	65,042
Belden, Inc. (Electronic Equipment, Instruments & Components)	636	41,162
BellRing Brands, Inc.* (Personal Products)	1,567	37,827
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,938	131,203
Black Hills Corp. (Multi-Utilities)	931	71,873
Blackbaud, Inc.* (Software)	655	40,165
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,150	63,837
Bread Financial Holdings, Inc. (IT Services)	718	28,440
Brighthouse Financial, Inc.* (Insurance)	1,075	46,677
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,309	99,883
Bruker Corp. (Life Sciences Tools & Services)	1,435	98,369
Brunswick Corp. (Leisure Products)	1,087	87,090
Builders FirstSource, Inc.* (Building Products)	2,485	168,979
Cable One, Inc. (Media)	70	96,368
Cabot Corp. (Chemicals)	813	60,373
CACI International, Inc.*—Class A (Professional Services)	336	101,569
Cadence Bank (Banks)	2,640	68,904
Calix, Inc.* (Communications Equipment)	797	45,461
Callaway Golf Co.* (Leisure Products)	1,673	38,395
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,119	103,153
Carlisle Cos., Inc. (Industrial Conglomerates)	743	220,002
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	579	47,177
Casey's General Stores, Inc. (Food & Staples Retailing)	533	108,012
Cathay General Bancorp (Banks)	1,080	45,036
ChampionX Corp. (Energy Equipment & Services)	2,921	61,020
Chart Industries, Inc.* (Machinery)	516	100,666
Chemed Corp. (Health Care Providers & Services)	215	103,434
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	473	57,172
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	493	103,431
Ciena Corp.* (Communications Equipment)	2,188	112,901
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	822	70,248
Clean Harbors, Inc.* (Commercial Services & Supplies)	720	70,265
Cleveland-Cliffs, Inc.* (Metals & Mining)	6,870	121,668
CNO Financial Group, Inc. (Insurance)	1,664	31,200
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,804	48,425
Coca-Cola Consolidated, Inc. (Beverages)	66	33,858
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,494	127,144
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	480	35,525
Commerce Bancshares, Inc. (Banks)	1,577	109,586
Commercial Metals Co. (Metals & Mining)	1,743	69,058
CommVault Systems, Inc.* (Software)	640	35,898
Concentrix Corp. (IT Services)	617	82,530
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,614	45,434
Coty, Inc.*—Class A (Personal Products)	4,951	36,241
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,135	65,865
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	333	31,658
Crane Holdings Co. (Machinery)	685	67,767
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	886	63,473
Cullen/Frost Bankers, Inc. (Banks)	818	106,667
Curtiss-Wright Corp. (Aerospace & Defense)	552	79,179
Dana, Inc. (Auto Components)	2,059	34,509
Darling Ingredients, Inc.* (Food Products)	2,319	160,660
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	391	122,465
Dick's Sporting Goods, Inc. (Specialty Retail)	833	77,960
Donaldson Co., Inc. (Machinery)	1,773	96,469
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	2,528	59,762

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 203

Common Stocks, continued

	Shares	Value
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,390	$76,492
Dycom Industries, Inc.* (Construction & Engineering)	426	43,946
Eagle Materials, Inc. (Construction Materials)	568	71,824
East West Bancorp, Inc. (Banks)	2,042	146,575
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	599	102,153
EMCOR Group, Inc. (Construction & Engineering)	736	85,648
Encompass Health Corp. (Health Care Providers & Services)	1,435	72,640
Energizer Holdings, Inc. (Household Products)	941	27,788
EnerSys (Electrical Equipment)	594	39,151
Enovis Corp.* (Health Care Equipment & Supplies)	677	40,430
Envestnet, Inc.* (Software)	793	46,208
Envista Holdings Corp.* (Health Care Equipment & Supplies)	2,334	94,877
EPR Properties (Equity Real Estate Investment Trusts (REITs))	1,076	57,900
EQT Corp. (Oil, Gas & Consumable Fuels)	4,252	187,215
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,841	45,852
Esab Corp. (Machinery)	656	27,040
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,544	64,477
Essential Utilities, Inc. (Water Utilities)	3,307	171,766
Euronet Worldwide, Inc.* (IT Services)	726	71,344
Evercore Partners, Inc.—Class A (Capital Markets)	582	58,183
Exelixis, Inc.* (Biotechnology)	4,605	96,337
F.N.B. Corp. (Banks)	4,849	57,994
Fair Isaac Corp.* (Software)	373	172,336
Federated Hermes, Inc.—Class B (Capital Markets)	1,316	44,889
First American Financial Corp. (Insurance)	1,542	89,436
First Financial Bankshares, Inc. (Banks)	1,845	81,512
First Horizon Corp. (Banks)	7,687	171,882
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,895	98,445
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,423	141,118
FirstCash Holdings, Inc. (Consumer Finance)	568	41,612
Five Below, Inc.* (Specialty Retail)	797	101,275
Flowers Foods, Inc. (Food Products)	2,861	81,281
Flowserve Corp. (Machinery)	1,876	63,484
Fluor Corp.* (Construction & Engineering)	2,043	51,913
Foot Locker, Inc. (Specialty Retail)	1,202	34,101
Fox Factory Holding Corp.* (Auto Components)	606	57,364
FTI Consulting, Inc.* (Professional Services)	495	80,962
Fulton Financial Corp. (Banks)	2,310	38,554
GameStop Corp.*(a)—Class A (Specialty Retail)	3,557	120,974
GATX Corp. (Trading Companies & Distributors)	511	51,228
Genpact, Ltd. (IT Services)	2,449	117,748
Gentex Corp. (Auto Components)	3,366	94,989
Glacier Bancorp, Inc. (Banks)	1,558	78,040
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,137	66,731
Graco, Inc. (Machinery)	2,429	163,131
Graham Holdings Co.—Class B (Diversified Consumer Services)	57	33,886
Grand Canyon Education, Inc.* (Diversified Consumer Services)	464	44,576
Greif, Inc.—Class A (Containers & Packaging)	383	27,047
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,259	53,784
GXO Logistics, Inc.* (Air Freight & Logistics)	1,461	70,128
H&R Block, Inc. (Diversified Consumer Services)	2,293	91,628
Haemonetics Corp.* (Health Care Equipment & Supplies)	735	51,075
Halozyme Therapeutics, Inc.* (Biotechnology)	1,979	96,773
Hancock Whitney Corp. (Banks)	1,240	60,524
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	5,017	56,090
Harley-Davidson, Inc. (Automobiles)	2,116	80,006
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,571	66,453
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	5,440	142,800
HealthEquity, Inc.* (Health Care Providers & Services)	1,211	70,444
Helen of Troy, Ltd.* (Household Durables)	343	45,890
Hexcel Corp. (Aerospace & Defense)	1,207	73,036
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	2,147	102,670
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,512	53,782
Home BancShares, Inc. (Banks)	2,717	64,121
Hubbell, Inc. (Electrical Equipment)	770	168,645
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,077	31,238
IAA, Inc.* (Commercial Services & Supplies)	1,924	72,593
ICU Medical, Inc.* (Health Care Equipment & Supplies)	290	51,379
IDACORP, Inc. (Electric Utilities)	726	81,109
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,855	97,662
Inari Medical, Inc.* (Health Care Equipment & Supplies)	488	37,859
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,178	70,552
Ingevity Corp.* (Chemicals)	555	37,241
Ingredion, Inc. (Food Products)	951	86,522
Insperity, Inc. (Professional Services)	512	56,187
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,028	56,581
Interactive Brokers Group, Inc. (Capital Markets)	1,255	73,656
International Bancshares Corp. (Banks)	763	33,465
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	498	53,077
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,837	82,132
ITT, Inc. (Machinery)	1,198	89,886
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,028	120,342
Janus Henderson Group PLC (Capital Markets)	2,409	62,080
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	896	139,829

See accompanying notes to the financial statements.

204 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	1,565	$39,814
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,755	89,730
JetBlue Airways Corp.* (Airlines)	4,604	38,766
John Wiley & Sons, Inc.—Class A (Media)	622	32,481
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	701	133,660
KB Home (Household Durables)	1,247	40,702
KBR, Inc. (Professional Services)	2,005	106,727
Kemper Corp. (Insurance)	862	40,342
Kennametal, Inc. (Machinery)	1,187	31,871
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,510	81,812
Kinsale Capital Group, Inc. (Insurance)	309	75,152
Kirby Corp.* (Marine)	865	54,876
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	3,146	62,574
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,348	129,023
Kohl's Corp. (Multiline Retail)	1,846	53,792
Kyndryl Holdings, Inc.* (IT Services)	2,588	27,096
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	1,249	126,224
Lancaster Colony Corp. (Food Products)	285	37,728
Landstar System, Inc. (Road & Rail)	534	83,614
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,975	121,463
Lear Corp. (Auto Components)	858	129,678
Leggett & Platt, Inc. (Household Durables)	1,918	76,030
Lennox International, Inc. (Building Products)	475	113,777
LHC Group, Inc.* (Health Care Providers & Services)	446	72,725
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,213	152,704
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,376	70,093
Lincoln Electric Holdings, Inc. (Machinery)	838	118,527
Lithia Motors, Inc. (Specialty Retail)	416	110,356
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	356	99,278
LivaNova PLC* (Health Care Equipment & Supplies)	767	48,835
Louisiana-Pacific Corp. (Paper & Forest Products)	1,179	75,020
Lumentum Holdings, Inc.* (Communications Equipment)	991	89,646
Macy's, Inc. (Multiline Retail)	4,096	72,295
Manhattan Associates, Inc.* (Software)	906	127,447
ManpowerGroup, Inc. (Professional Services)	757	59,356
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	596	81,604
Masimo Corp.* (Health Care Equipment & Supplies)	733	105,977
MasTec, Inc.* (Construction & Engineering)	821	64,802
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,594	92,101
Mattel, Inc.* (Leisure Products)	5,060	117,393
MAXIMUS, Inc. (IT Services)	881	58,895
MDU Resources Group, Inc. (Multi-Utilities)	2,921	83,453
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	8,615	148,522
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	387	65,608
Mercury General Corp. (Insurance)	382	16,017
Mercury Systems, Inc.* (Aerospace & Defense)	828	48,860
MGIC Investment Corp. (Thrifts & Mortgage Finance)	4,457	63,022
MillerKnoll, Inc. (Commercial Services & Supplies)	1,090	32,820
Minerals Technologies, Inc. (Chemicals)	474	31,668
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	799	94,442
MP Materials Corp.* (Metals & Mining)	1,070	35,920
MSA Safety, Inc. (Commercial Services & Supplies)	525	67,379
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	677	55,961
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,097	73,689
Murphy USA, Inc. (Specialty Retail)	320	90,995
National Fuel Gas Co. (Gas Utilities)	1,314	95,054
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,883	71,554
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,525	120,215
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	1,209	66,302
Navient Corp. (Consumer Finance)	2,129	35,065
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,962	63,666
Neogen Corp.*(a) (Health Care Equipment & Supplies)	1,550	35,852
Neurocrine Biosciences, Inc.* (Biotechnology)	1,372	129,146
New Jersey Resources Corp. (Gas Utilities)	1,382	63,835
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	6,720	71,367
NewMarket Corp. (Chemicals)	97	30,148
Nordstrom, Inc. (Multiline Retail)	1,602	37,663
NorthWestern Corp. (Multi-Utilities)	778	43,140
NOV, Inc. (Energy Equipment & Services)	5,651	105,165
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	511	78,796
Nu Skin Enterprises, Inc.—Class A (Personal Products)	721	31,371
NuVasive, Inc.* (Health Care Equipment & Supplies)	750	39,390
nVent Electric PLC (Electrical Equipment)	2,388	84,320
OGE Energy Corp. (Electric Utilities)	2,874	118,064
Old National Bancorp (Banks)	4,206	73,226
Old Republic International Corp. (Insurance)	4,124	95,965
Olin Corp. (Chemicals)	1,993	104,174
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	838	49,400
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	3,379	104,749
Omnicell, Inc.* (Health Care Technology)	635	69,926
ONE Gas, Inc. (Gas Utilities)	778	66,083
Option Care Health, Inc.* (Health Care Providers & Services)	1,991	66,898

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 205

Common Stocks, continued

	Shares	Value
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	644	$55,732
Oshkosh Corp. (Machinery)	944	81,278
Owens Corning (Building Products)	1,396	129,465
PacWest Bancorp (Banks)	1,686	47,259
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	459	44,014
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	3,351	52,242
Patterson Cos., Inc. (Health Care Providers & Services)	1,248	38,763
Paylocity Holding Corp.* (Software)	570	117,380
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,369	89,930
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	1,888	36,929
Penumbra, Inc.* (Health Care Equipment & Supplies)	509	70,944
Performance Food Group Co.* (Food & Staples Retailing)	2,228	110,754
Perrigo Co. PLC (Pharmaceuticals)	1,934	80,977
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	3,240	57,575
Pilgrim's Pride Corp.* (Food Products)	691	21,677
Pinnacle Financial Partners, Inc. (Banks)	1,099	86,931
PNM Resources, Inc. (Electric Utilities)	1,232	59,469
Polaris, Inc. (Leisure Products)	802	94,059
Portland General Electric Co. (Electric Utilities)	1,279	65,664
Post Holdings, Inc.* (Food Products)	803	69,813
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	996	48,834
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	838	71,238
Primerica, Inc. (Insurance)	552	71,037
Progyny, Inc.* (Health Care Providers & Services)	1,017	31,049
Prosperity Bancshares, Inc. (Banks)	1,325	98,169
Qualys, Inc.* (Software)	481	58,836
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	718	73,265
R1 RCM, Inc.* (Health Care Providers & Services)	1,931	48,275
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	3,722	123,087
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	2,100	79,275
Regal Rexnord Corp. (Electrical Equipment)	962	129,197
Reinsurance Group of America, Inc. (Insurance)	962	111,380
Reliance Steel & Aluminum Co. (Metals & Mining)	890	169,322
RenaissanceRe Holdings, Ltd. (Insurance)	635	82,112
Repligen Corp.* (Life Sciences Tools & Services)	739	157,674
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	2,369	154,955
RH* (Specialty Retail)	253	70,696
RLI Corp. (Insurance)	572	62,909
Royal Gold, Inc. (Metals & Mining)	942	98,693
RPM International, Inc. (Chemicals)	1,859	168,054
Ryder System, Inc. (Road & Rail)	735	57,565
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,316	51,033
Sabre Corp.* (IT Services)	4,688	28,831
Saia, Inc.* (Road & Rail)	378	89,907
Sailpoint Technologies Holding, Inc.* (Software)	1,354	86,345
Science Applications International Corp. (Professional Services)	801	77,593
SEI Investments Co. (Capital Markets)	1,499	82,985
Selective Insurance Group, Inc. (Insurance)	869	67,660
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	911	56,783
Sensient Technologies Corp. (Chemicals)	604	51,932
Service Corp. International (Diversified Consumer Services)	2,281	169,844
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	514	108,418
Silgan Holdings, Inc. (Containers & Packaging)	1,210	53,845
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	525	77,427
Simpson Manufacturing Co., Inc. (Building Products)	620	64,034
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	223	41,474
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,936	73,491
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	920	45,678
SLM Corp. (Consumer Finance)	3,867	60,325
Sonoco Products Co. (Containers & Packaging)	1,400	88,886
Sotera Health Co.* (Life Sciences Tools & Services)	1,421	27,283
Southwest Gas Holdings, Inc. (Gas Utilities)	960	83,482
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	16,086	113,567
Spire, Inc. (Gas Utilities)	749	56,355
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	1,930	85,576
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,573	43,478
STAAR Surgical Co.* (Health Care Equipment & Supplies)	687	55,441
Steel Dynamics, Inc. (Metals & Mining)	2,578	200,774
Stericycle, Inc.* (Commercial Services & Supplies)	1,325	62,103
Stifel Financial Corp. (Capital Markets)	1,532	91,628
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	3,628	105,285
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,198	24,403
Sunrun, Inc.* (Electrical Equipment)	3,022	98,789
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	569	82,477
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,473	116,573
Synovus Financial Corp. (Banks)	2,090	84,394
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	919	60,847
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,277	226,472
Taylor Morrison Home Corp.* (Household Durables)	1,722	49,421

See accompanying notes to the financial statements.

206 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	592	$59,449
TEGNA, Inc. (Media)	3,178	66,547
Tempur Sealy International, Inc. (Household Durables)	2,520	69,250
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,547	102,288
Teradata Corp.* (IT Services)	1,504	57,588
Terex Corp. (Machinery)	995	33,342
Tetra Tech, Inc. (Commercial Services & Supplies)	772	118,323
Texas Capital Bancshares, Inc.* (Banks)	728	42,675
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	981	85,563
The Boston Beer Co., Inc.*—Class A (Beverages)	135	51,358
The Brink's Co. (Commercial Services & Supplies)	676	38,491
The Chemours Co. (Chemicals)	2,236	79,579
The Gap, Inc. (Specialty Retail)	3,027	29,120
The Goodyear Tire & Rubber Co.* (Auto Components)	4,062	49,881
The Hain Celestial Group, Inc.* (Food Products)	1,289	29,325
The Hanover Insurance Group, Inc. (Insurance)	511	69,736
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	3,082	32,700
The Middleby Corp.* (Machinery)	782	113,148
The New York Times Co.—Class A (Media)	2,396	76,552
The Scotts Miracle-Gro Co.—Class A (Chemicals)	582	51,769
The Timken Co. (Machinery)	968	63,288
The Toro Co. (Machinery)	1,502	129,157
The Wendy's Co. (Hotels, Restaurants & Leisure)	2,464	51,818
The Western Union Co. (IT Services)	5,542	94,325
Thor Industries, Inc. (Automobiles)	791	66,705
Toll Brothers, Inc. (Household Durables)	1,583	77,852
TopBuild Corp.* (Household Durables)	469	99,296
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,227	52,896
Trex Co., Inc.* (Building Products)	1,628	105,039
TripAdvisor, Inc.* (Interactive Media & Services)	1,442	27,412
UGI Corp. (Gas Utilities)	3,016	130,170
UMB Financial Corp. (Banks)	618	55,929
Umpqua Holdings Corp. (Banks)	3,123	54,996
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,709	25,085
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	2,911	24,045
United Bankshares, Inc. (Banks)	1,952	75,620
United States Steel Corp. (Metals & Mining)	3,742	88,498
United Therapeutics Corp.* (Biotechnology)	650	150,195
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,429	65,680
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	625	72,163
Unum Group (Insurance)	2,886	92,900
Valley National Bancorp (Banks)	6,032	70,514
Valmont Industries, Inc. (Construction & Engineering)	306	83,073
Valvoline, Inc. (Chemicals)	2,561	82,515
ViaSat, Inc.* (Communications Equipment)	1,069	35,202
Vicor Corp.* (Electrical Equipment)	310	22,618
Victoria's Secret & Co.* (Specialty Retail)	975	36,036
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,896	39,171
Visteon Corp.* (Auto Components)	404	51,542
Vontier Corp. (Electronic Equipment, Instruments & Components)	2,317	59,779
Voya Financial, Inc. (Diversified Financial Services)	1,468	88,315
Washington Federal, Inc. (Thrifts & Mortgage Finance)	940	32,082
Watsco, Inc. (Trading Companies & Distributors)	476	130,400
Watts Water Technologies, Inc.—Class A (Machinery)	394	54,423
Webster Financial Corp. (Banks)	2,556	118,726
Werner Enterprises, Inc. (Road & Rail)	851	37,410
WEX, Inc.* (IT Services)	646	107,372
Williams-Sonoma, Inc.(a) (Specialty Retail)	1,005	145,142
Wingstop, Inc. (Hotels, Restaurants & Leisure)	430	54,257
Wintrust Financial Corp. (Banks)	865	74,425
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,774	147,773
Woodward, Inc. (Machinery)	871	91,194
World Wrestling Entertainment, Inc.—Class A (Entertainment)	620	42,972
Worthington Industries, Inc. (Metals & Mining)	461	23,608
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,325	91,968
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,712	29,327
XPO Logistics, Inc.* (Air Freight & Logistics)	1,420	84,831
YETI Holdings, Inc.* (Leisure Products)	1,237	62,802
Ziff Davis, Inc.* (Interactive Media & Services)	680	55,686
TOTAL COMMON STOCKS (Cost $20,427,000)		30,829,370

Repurchase Agreements(b)(c) (26.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $11,954,170	$11,952,000	$11,952,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,952,000)		11,952,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	285,818	$285,818
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $285,818)		285,818
TOTAL INVESTMENT SECURITIES (Cost $32,664,818)—96.5%		43,067,188
Net other assets (liabilities)—3.5%		1,552,169
NET ASSETS—100.0%		$44,619,357

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 207

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $288,510.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $6,948,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/29/22	2.83%	$30,156,135	$810,818
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/29/22	2.60%	7,078,559	200,401
				$37,234,694	$1,011,219

S&P MidCap 400	UBS AG	8/29/22	2.68%	$14,159,296	$381,822
SPDR S&P MidCap 400 ETF	UBS AG	8/29/22	2.63%	6,762,354	191,438
				$20,921,650	$573,260
				$58,156,344	$1,584,479

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

208 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

UltraMid-Cap ProFund invested in the following industries as of July 31, 2022:

		% of
	Value	Net Assets
Aerospace & Defense	$313,689	0.7%
Air Freight & Logistics	154,959	0.3%
Airlines	38,766	0.1%
Auto Components	463,971	1.0%
Automobiles	146,711	0.3%
Banks	2,100,527	4.7%
Beverages	85,216	0.2%
Biotechnology	537,182	1.2%
Building Products	581,294	1.3%
Capital Markets	483,562	1.1%
Chemicals	827,337	1.9%
Commercial Services & Supplies	461,974	1.0%
Communications Equipment	283,210	0.6%
Construction & Engineering	475,469	1.1%
Construction Materials	71,824	0.2%
Consumer Finance	137,001	0.3%
Containers & Packaging	271,612	0.6%
Diversified Consumer Services	339,934	0.8%
Diversified Financial Services	178,045	0.4%
Diversified Telecommunication Services	82,132	0.2%
Electric Utilities	441,532	1.0%
Electrical Equipment	633,190	1.4%
Electronic Equipment, Instruments & Components	1,036,127	2.3%
Energy Equipment & Services	166,185	0.4%
Entertainment	42,972	0.1%
Equity Real Estate Investment Trusts (REITs)	2,713,825	6.1%
Food & Staples Retailing	447,231	1.0%
Food Products	487,006	1.1%
Gas Utilities	494,980	1.1%
Health Care Equipment & Supplies	997,901	2.2%
Health Care Providers & Services	770,433	1.7%
Health Care Technology	69,926	0.2%
Hotels, Restaurants & Leisure	788,311	1.8%
Household Durables	458,441	1.0%
Household Products	27,788	0.1%
Independent Power and Renewable Electricity Producers	55,732	0.1%
Industrial Conglomerates	220,002	0.5%
Insurance	1,241,554	2.8%
Interactive Media & Services	83,098	0.2%
IT Services	674,169	1.5%
Leisure Products	399,739	0.9%
Life Sciences Tools & Services	465,507	1.0%
Machinery	1,420,522	3.2%
Marine	54,876	0.1%
Media	271,948	0.6%
Metals & Mining	942,553	2.1%
Multiline Retail	213,150	0.5%
Multi-Utilities	198,466	0.4%
Oil, Gas & Consumable Fuels	1,226,491	2.8%
Paper & Forest Products	75,020	0.2%
Personal Products	105,439	0.2%
Pharmaceuticals	220,806	0.5%
Professional Services	558,554	1.3%
Real Estate Management & Development	133,660	0.3%
Road & Rail	487,077	1.1%
Semiconductors & Semiconductor Equipment	1,103,542	2.5%
Software	813,734	1.8%
Specialty Retail	903,988	2.0%
Technology Hardware, Storage & Peripherals	92,993	0.2%
Textiles, Apparel & Luxury Goods	550,504	1.2%
Thrifts & Mortgage Finance	230,948	0.5%
Trading Companies & Distributors	303,269	0.7%
Water Utilities	171,766	0.4%
Other**	13,789,987	30.9%
Total	$44,619,357	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 209

Common Stocks (70.4%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	26,922	$2,152,414
Adobe, Inc.* (Software)	16,269	6,672,242
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	55,797	5,271,143
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	13,162	1,460,719
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,713	762,272
Alphabet, Inc.*—Class A (Interactive Media & Services)	124,840	14,521,389
Alphabet, Inc.*—Class C (Interactive Media & Services)	130,080	15,172,531
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	211,156	28,495,501
American Electric Power Co., Inc. (Electric Utilities)	17,682	1,742,737
Amgen, Inc. (Biotechnology)	18,393	4,551,716
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	17,898	3,077,740
ANSYS, Inc.* (Software)	2,995	835,575
Apple, Inc. (Technology Hardware, Storage & Peripherals)	335,902	54,587,434
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	29,954	3,174,525
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,949	1,694,024
AstraZeneca PLCADR (Pharmaceuticals)	19,897	1,317,778
Atlassian Corp. PLC*—Class A (Software)	4,923	1,030,482
Autodesk, Inc.* (Software)	7,490	1,620,237
Automatic Data Processing, Inc. (IT Services)	14,384	3,468,270
Baidu, Inc.*ADR (Interactive Media & Services)	7,441	1,016,217
Biogen, Inc.* (Biotechnology)	5,043	1,084,548
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,399	2,708,030
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	14,058	7,527,777
Cadence Design Systems, Inc.* (Software)	9,495	1,766,830
Charter Communications, Inc.*—Class A (Media)	5,780	2,497,538
Cintas Corp. (Commercial Services & Supplies)	3,523	1,499,002
Cisco Systems, Inc. (Communications Equipment)	142,581	6,468,900
Cognizant Technology Solutions Corp.(a)—Class A (IT Services)	17,945	1,219,542
Comcast Corp.—Class A (Media)	153,930	5,775,454
Constellation Energy Corp. (Electric Utilities)	11,241	743,030
Copart, Inc.* (Commercial Services & Supplies)	8,183	1,048,242
Costco Wholesale Corp. (Food & Staples Retailing)	15,261	8,260,780
Crowdstrike Holdings, Inc.*—Class A (Software)	7,346	1,348,726
CSX Corp. (Road & Rail)	74,864	2,420,353
Datadog, Inc.*—Class A (Software)	9,748	994,393
DexCom, Inc.* (Health Care Equipment & Supplies)	13,515	1,109,311
DocuSign, Inc.* (Software)	6,883	440,374
Dollar Tree, Inc.* (Multiline Retail)	7,732	1,278,564
eBay, Inc. (Internet & Direct Marketing Retail)	19,276	937,392
Electronic Arts, Inc. (Entertainment)	9,637	1,264,664
Exelon Corp. (Electric Utilities)	33,750	1,569,038
Fastenal Co. (Trading Companies & Distributors)	19,819	1,017,904
Fiserv, Inc.* (IT Services)	22,257	2,352,120
Fortinet, Inc.* (Software)	27,635	1,648,428
Gilead Sciences, Inc. (Biotechnology)	43,188	2,580,483
Honeywell International, Inc. (Industrial Conglomerates)	23,439	4,511,069
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,893	1,154,828
Illumina, Inc.* (Life Sciences Tools & Services)	5,409	1,172,022
Intel Corp. (Semiconductors & Semiconductor Equipment)	140,792	5,112,158
Intuit, Inc. (Software)	9,712	4,430,323
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	12,360	2,844,901
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	17,449	1,038,216
Keurig Dr Pepper, Inc. (Beverages)	48,843	1,892,178
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,138	1,970,629
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,776	2,390,436
Lucid Group, Inc.*(a) (Automobiles)	57,427	1,048,043
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,229	1,313,147
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	11,269	1,789,743
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	29,264	1,629,420
Match Group, Inc.* (Interactive Media & Services)	9,833	720,857
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,735	1,411,786
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	71,274	11,339,693
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	19,092	1,314,675
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	38,449	2,378,455
Microsoft Corp. (Software)	155,217	43,575,621
Moderna, Inc.* (Biotechnology)	13,696	2,247,377
Mondelez International, Inc.—Class A (Food Products)	47,651	3,051,570
Monster Beverage Corp.* (Beverages)	18,238	1,816,870
NetEase, Inc.ADR (Entertainment)	6,255	581,590
Netflix, Inc.* (Entertainment)	15,297	3,440,295
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	73,018	13,262,258

See accompanying notes to the financial statements.

210 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	9,041	$1,662,459
Okta, Inc.* (IT Services)	5,191	511,054
Old Dominion Freight Line, Inc. (Road & Rail)	3,903	1,184,600
O'Reilly Automotive, Inc.* (Specialty Retail)	2,263	1,592,224
PACCAR, Inc. (Machinery)	11,971	1,095,586
Palo Alto Networks, Inc.* (Software)	3,431	1,712,412
Paychex, Inc. (IT Services)	12,430	1,594,520
PayPal Holdings, Inc.* (IT Services)	39,873	3,450,211
PepsiCo, Inc. (Beverages)	47,608	8,329,495
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	15,261	747,942
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	38,564	5,594,094
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,720	2,163,887
Ross Stores, Inc. (Specialty Retail)	12,099	983,165
Seagen, Inc.* (Biotechnology)	6,338	1,140,713
Sirius XM Holdings, Inc.(a) (Media)	135,528	905,327
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,541	603,304
Splunk, Inc.* (Software)	5,540	575,661
Starbucks Corp. (Hotels, Restaurants & Leisure)	39,490	3,347,962
Synopsys, Inc.* (Software)	5,267	1,935,623
Tesla, Inc.* (Automobiles)	21,501	19,167,066
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	31,751	5,679,936
The Kraft Heinz Co. (Food Products)	42,146	1,552,237
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	43,163	6,174,899
VeriSign, Inc.* (IT Services)	3,772	713,512
Verisk Analytics, Inc. (Professional Services)	5,437	1,034,389
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,806	2,469,290
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	29,741	1,178,338
Workday, Inc.*—Class A (Software)	6,852	1,062,745
Xcel Energy, Inc. (Electric Utilities)	18,753	1,372,345
Zoom Video Communications, Inc.*— Class A (Software)	8,667	900,155
Zscaler, Inc.* (Software)	4,858	753,281
TOTAL COMMON STOCKS (Cost $102,673,146)		410,812,961

Repurchase Agreements(b)(c) (26.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $153,104,794	$153,077,000	$153,077,000
TOTAL REPURCHASE AGREEMENTS (Cost $153,077,000)		153,077,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 2.12%(e)	2,946,499	$2,946,499
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,946,499)		2,946,499
TOTAL INVESTMENT SECURITIES (Cost $258,696,645)—97.1%		566,836,460
Net other assets (liabilities)—2.9%		16,828,633
NET ASSETS—100.0%		$583,665,093

*	Non-income producing security.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $2,904,241.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $103,948,000.

(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

ADR	American Depositary Receipt

NYS	New York Shares

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 211

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	58	9/19/22	$15,046,940	$265,938

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	8/29/22	2.73%	$135,138,393	$3,688,212
Nasdaq-100 Index	Goldman Sachs International	8/29/22	2.93%	189,720,795	4,464,611
				$324,859,188	$8,152,823

Invesco QQQ Trust, Series 1 ETF	UBS AG	8/29/22	2.73%	$105,239,079	$2,872,196
Nasdaq-100 Index	UBS AG	8/29/22	3.13%	312,456,528	8,353,316
				$417,695,607	$11,225,512
				$742,554,795	$19,378,335

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Automobiles	$20,215,109	3.5%
Beverages	12,038,543	2.1%
Biotechnology	16,238,013	2.8%
Commercial Services & Supplies	2,547,243	0.4%
Communications Equipment	6,468,900	1.1%
Electric Utilities	5,427,150	0.9%
Entertainment	7,438,963	1.3%
Food & Staples Retailing	9,439,118	1.6%
Food Products	4,603,807	0.8%
Health Care Equipment & Supplies	5,871,312	1.0%
Hotels, Restaurants & Leisure	9,306,454	1.6%
Industrial Conglomerates	4,511,070	0.8%
Interactive Media & Services	42,770,688	7.3%
Internet & Direct Marketing Retail	32,630,838	5.6%
IT Services	13,309,229	2.3%
Life Sciences Tools & Services	1,172,022	0.2%
Machinery	1,095,586	0.2%
Media	9,178,319	1.6%
Multiline Retail	1,278,563	0.2%
Pharmaceuticals	1,317,778	0.2%
Professional Services	1,034,389	0.2%
Road & Rail	3,604,953	0.6%
Semiconductors & Semiconductor Equipment	62,343,033	10.7%
Software	71,303,108	12.3%
Specialty Retail	2,575,389	0.4%
Technology Hardware, Storage & Peripherals	54,587,434	9.3%
Textiles, Apparel & Luxury Goods	1,313,147	0.2%
Trading Companies & Distributors	1,017,904	0.2%
Wireless Telecommunication Services	6,174,899	1.0%
Other**	172,852,132	29.6%
Total	$583,665,093	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

212 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (75.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,112,202	$1,112,000	$1,112,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,112,000)		1,112,000
TOTAL INVESTMENT SECURITIES (Cost $1,112,000)—75.2%		1,112,000
Net other assets (liabilities)—24.8%		367,391
NET ASSETS—100.0%		$1,479,391

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $138,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	8/29/22	(1.83)%	$(1,317,041)	$78,243
S&P China Select ADR Index (USD)	UBS AG	8/29/22	(1.08)%	(1,635,388)	52,287
				$(2,952,429)	$130,530

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund :: 213

Repurchase Agreements(a)(b) (105.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $2,789,506	$2,789,000	$2,789,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,789,000)		2,789,000
TOTAL INVESTMENT SECURITIES (Cost $2,789,000)—105.4%		2,789,000
Net other assets (liabilities)—(5.4)%		(142,162)
NET ASSETS—100.0%		$2,646,838

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $958,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/29/22	(2.68)%	$(2,209,295)	$(48,208)
Dow Jones Industrial Average	UBS AG	8/29/22	(2.53)%	(3,188,014)	(62,477)
				$(5,397,309)	$(110,685)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

214 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (92.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,184,215	$1,184,000	$1,184,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,184,000)		1,184,000
TOTAL INVESTMENT SECURITIES (Cost $1,184,000)—92.7%		1,184,000
Net other assets (liabilities)—7.3%		93,909
NET ASSETS—100.0%		$1,277,909

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $240,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	8/29/22	(1.98)%	$(1,290,610)	$5,803
S&P Emerging 50 ADR Index (USD)	UBS AG	8/29/22	(1.83)%	(1,262,134)	3,870
				$(2,552,744)	$9,673

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Porfolio Investments :: UltraShort International ProFund :: 215

Repurchase Agreements(a)(b) (101.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $2,684,487	$2,684,000	$2,684,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,684,000)		2,684,000
TOTAL INVESTMENT SECURITIES (Cost $2,684,000)—101.4%		2,684,000
Net other assets (liabilities)—(1.4)%		(37,636)
NET ASSETS—100.0%		$2,646,364

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $254,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/29/22	(2.13)%	$(2,331,083)	$(45,653)
MSCI EAFE Index	UBS AG	8/29/22	(2.03)%	(2,802,548)	(61,600)
				$(5,133,631)	$(107,253)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

216 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a) (87.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $175,032	$175,000	$175,000
TOTAL REPURCHASE AGREEMENTS (Cost $175,000)		175,000
TOTAL INVESTMENT SECURITIES (Cost $175,000)—87.3%		175,000
Net other assets (liabilities)—12.7%		25,414
NET ASSETS—100.0%		$200,414

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	1	9/9/22	$(140,000)	$(1,978)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/29/22	(2.58)%	$(255,151)	$420

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Porfolio Investments :: UltraShort Latin America ProFund :: 217

Repurchase Agreements(a)(b) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,827,332	$1,827,000	$1,827,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,827,000)		1,827,000
TOTAL INVESTMENT SECURITIES (Cost $1,827,000)—101.3%		1,827,000
Net other assets (liabilities)—(1.3)%		(23,052)
NET ASSETS—100.0%		$1,803,948

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $211,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	8/29/22	(1.83)%	$(973,227)	$(23,304)
S&P Latin America 35 ADR Index (USD)	UBS AG	8/29/22	(1.83)%	(2,632,872)	(70,902)
				$(3,606,099)	$(94,206)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

218 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (105.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $1,564,284	$1,564,000	$1,564,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,564,000)		1,564,000
TOTAL INVESTMENT SECURITIES (Cost $1,564,000)—105.9%		1,564,000
Net other assets (liabilities)—(5.9)%		(86,736)
NET ASSETS—100.0%		$1,477,264

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $477,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	9/19/22	$(251,440)	$5,108

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/29/22	(2.43)%	$(1,922,238)	$(57,218)
S&P MidCap 400	UBS AG	8/29/22	(2.33)%	(846,539)	(19,482)
				$(2,768,777)	$(76,700)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Porfolio Investments :: UltraShort Nasdaq-100 ProFund :: 219

Repurchase Agreements(a)(b) (106.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $107,468,510	$107,449,000	$107,449,000
TOTAL REPURCHASE AGREEMENTS (Cost $107,449,000)		107,449,000
TOTAL INVESTMENT SECURITIES (Cost $107,449,000)—106.4%		107,449,000
Net other assets (liabilities)—(6.4)%		(6,456,082)
NET ASSETS—100.0%		$100,992,918

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $23,941,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	11	9/19/22	$(2,853,730)	$(185,650)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/29/22	(2.68)%	$(192,788,950)	$(5,704,850)
Nasdaq-100 Index	UBS AG	8/29/22	(2.48)%	(6,966,008)	(186,476)
				$(199,754,958)	$(5,891,326)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

220 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (111.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $4,832,877	$4,832,000	$4,832,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,832,000)		4,832,000
TOTAL INVESTMENT SECURITIES (Cost $4,832,000)—111.0%		4,832,000
Net other assets (liabilities)—(11.0)%		(479,051)
NET ASSETS—100.0%		$4,352,949

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $1,053,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/29/22	(2.33)%	$(8,653,206)	$(179,014)
Russell 2000 Index	UBS AG	8/29/22	(1.83)%	(60,327)	(1,182)
				$(8,713,533)	$(180,196)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 221

Common Stocks (66.9%)

	Percentage of Net Assets	Shares	Value
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.2%	1,058	$84,205
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	0.1%	637	71,624
Apellis Pharmaceuticals, Inc.* (Biotechnology)	0.1%	1,295	72,882
ASGN, Inc.* (Professional Services)	0.1%	714	74,084
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	0.2%	887	129,519
Black Hills Corp. (Multi-Utilities)	0.1%	926	71,488
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts (REITs))	0.1%	2,425	75,103
Celsius Holdings, Inc.* (Beverages)	0.1%	778	69,211
Chart Industries, Inc.* (Machinery)	0.2%	523	102,031
EMCOR Group, Inc. (Construction & Engineering)	0.2%	722	84,019
ExlService Holdings, Inc.* (IT Services)	0.1%	461	77,618
Exponent, Inc. (Professional Services)	0.1%	734	73,760
First Financial Bankshares, Inc. (Banks)	0.2%	1,850	81,732
Glacier Bancorp, Inc. (Banks)	0.2%	1,582	79,241
Halozyme Therapeutics, Inc.* (Biotechnology)	0.2%	1,932	94,474
HealthEquity, Inc.* (Health Care Providers & Services)	0.1%	1,181	68,699
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	3,156	70,063
Inspire Medical Systems, Inc.* (Health Care Technology)	0.2%	388	81,089
Intellia Therapeutics, Inc.* (Biotechnology)	0.1%	1,073	69,487
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	0.1%	1,304	70,572
Iridium Communications, Inc.* (Diversified Telecommunication Services)	0.2%	1,813	81,058
Kinsale Capital Group, Inc. (Insurance)	0.1%	308	74,909
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	0.1%	973	74,649
LHC Group, Inc.* (Health Care Providers & Services)	0.1%	425	69,301
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	0.1%	1,394	71,011
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.2%	1,603	92,622
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	0.1%	2,099	73,759
Murphy USA, Inc. (Specialty Retail)	0.2%	319	90,710
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.1%	506	78,024
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	0.1%	601	77,073
Old National Bancorp (Banks)	0.1%	4,176	72,704
Omnicell, Inc.* (Health Care Technology)	0.1%	625	68,826
Option Care Health, Inc.* (Health Care Providers & Services)	0.1%	2,045	68,712
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	824	70,048
RBC Bearings, Inc.* (Machinery)	0.2%	406	95,815
Rogers Corp.* (Electronic Equipment, Instruments & Components)	0.1%	267	71,889
Saia, Inc.* (Road & Rail)	0.2%	378	89,908
Sailpoint Technologies Holding, Inc.* (Software)	0.2%	1,326	84,560
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.2%	507	106,942
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	516	76,100
SM Energy Co. (Oil, Gas & Consumable Fuels)	0.1%	1,725	71,208
SouthState Corp. (Banks)	0.2%	1,068	90,533
Southwest Gas Holdings, Inc. (Gas Utilities)	0.2%	940	81,743
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	2,569	84,211

See accompanying notes to the financial statements.

222 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Percentage of Net Assets	Shares	Value
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	565	$81,898
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.2%	973	84,866
UFP Industries, Inc. (Building Products)	0.2%	867	79,945
United Bankshares, Inc. (Banks)	0.1%	1,886	73,064
Valley National Bancorp (Banks)	0.1%	6,133	71,695
Other Common Stocks	59.5%	1,660,797	31,406,765
TOTAL COMMON STOCKS (Cost $27,034,309)			35,315,449

Right(NM)
Zogenix, Inc. CVR;*+(a) (Pharmaceuticals)		1,273	866
TOTAL RIGHT (Cost $—)			866

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (30.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20% dated 7/29/22, due 8/1/22, total to be received $15,972,900	$15,970,000	$15,970,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,970,000)		15,970,000
TOTAL INVESTMENT SECURITIES (Cost $43,004,309)—97.1%		51,286,315
Net other assets (liabilities)—2.9%		1,526,448
NET ASSETS—100.0%		$52,812,763

*	Non-income producing security.

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2022, these securities represented less than 0.005% of the net assets of the Fund.

(a)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $8,172,000.

CVR	Contingent Value Rights

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	100	9/19/22	$9,426,500	$(168,937)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/29/22	2.38%	$10,785,605	$220,005
Russell 2000 Index	Goldman Sachs International	8/29/22	2.73%	21,044,822	393,646
				$31,830,427	$613,651

iShares Russell 2000 ETF	UBS AG	8/29/22	2.13%	$13,885,930	$283,434
Russell 2000 Index	UBS AG	8/29/22	2.33%	14,876,350	290,959
				$28,762,280	$574,393
				$60,592,707	$1,188,044

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 223

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$310,197	0.6%
Air Freight & Logistics	137,075	0.3%
Airlines	138,356	0.3%
Auto Components	491,282	0.9%
Automobiles	74,338	0.1%
Banks	3,295,252	6.3%
Beverages	190,289	0.4%
Biotechnology	2,551,781	4.8%
Building Products	478,458	0.9%
Capital Markets	554,741	1.1%
Chemicals	734,595	1.4%
Commercial Services & Supplies	521,761	1.0%
Communications Equipment	354,977	0.7%
Construction & Engineering	496,899	0.9%
Construction Materials	49,420	0.1%
Consumer Discretionary Products	7,403	NM
Consumer Finance	233,504	0.4%
Containers & Packaging	111,838	0.2%
Distributors	14,086	NM
Diversified Consumer Services	357,201	0.7%
Diversified Financial Services	92,578	0.2%
Diversified Telecommunication Services	202,260	0.4%
Electric Utilities	258,167	0.5%
Electrical Equipment	443,972	0.8%
Electronic Equipment, Instruments & Components	784,164	1.5%
Energy Equipment & Services	552,492	1.0%
Entertainment	120,811	0.2%
Equity Real Estate Investment Trusts (REITs)	2,266,102	4.3%
Food & Staples Retailing	202,694	0.4%
Food Products	401,953	0.8%
Gas Utilities	448,538	0.9%
Health Care Equipment & Supplies	1,240,600	2.4%
Health Care Providers & Services	1,029,687	2.0%
Health Care Technology	375,217	0.7%
Hotels, Restaurants & Leisure	781,021	1.5%
Household Durables	579,266	1.1%
Household Products	92,343	0.2%
Independent Power and Renewable Electricity Producers	169,203	0.3%
Industrial Conglomerates	8,454	NM
Insurance	684,819	1.3%
Interactive Media & Services	254,830	0.5%
Internet & Direct Marketing Retail	165,352	0.3%
IT Services	834,462	1.6%
Leisure Products	222,966	0.4%
Life Sciences Tools & Services	242,193	0.5%
Machinery	1,366,394	2.6%
Marine	106,753	0.2%
Media	339,956	0.6%
Metals & Mining	497,424	0.9%
Mortgage Real Estate Investment Trusts (REITs)	518,795	1.0%
Multiline Retail	21,924	NM
Multi-Utilities	171,801	0.3%
Oil, Gas & Consumable Fuels	1,489,531	2.8%
Paper & Forest Products	55,257	0.1%
Personal Products	255,156	0.5%
Pharmaceuticals	551,235	1.0%
Professional Services	641,094	1.2%
Real Estate Management & Development	235,484	0.4%
Road & Rail	227,890	0.4%
Semiconductors & Semiconductor Equipment	1,052,543	2.0%
Software	1,695,220	3.2%
Specialty Retail	739,577	1.4%
Technology Hardware, Storage & Peripherals	136,235	0.3%
Textiles, Apparel & Luxury Goods	217,568	0.4%
Thrifts & Mortgage Finance	646,809	1.2%
Tobacco	51,138	0.1%
Trading Companies & Distributors	522,478	1.0%
Water Utilities	160,469	0.3%
Wireless Telecommunication Services	57,987	0.1%
Other**	17,496,448	33.1%
Total	$52,812,763	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

224 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Repurchase Agreements(a)(b) (168.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $14,930,711	$14,928,000	$14,928,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,928,000)		14,928,000
TOTAL INVESTMENT SECURITIES (Cost $14,928,000)—168.7%		14,928,000
Net other assets (liabilities)—(68.7)%		(6,076,929)
NET ASSETS—100.0%		$8,851,071

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $165,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.875%, due 5/15/52	Citibank North America	8/15/22	2.45%	$764,448	$50,463
30-Year U.S. Treasury Bond, 2.875%, due 5/15/52	Societe' Generale	8/15/22	2.51%	10,247,480	113,166
				$11,011,928	$163,629

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2022 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 225

Common Stocks (70.5%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	471	$29,235
Alliant Energy Corp. (Electric Utilities)	2,075	126,430
Ameren Corp. (Multi-Utilities)	2,135	198,811
American Electric Power Co., Inc. (Electric Utilities)	4,247	418,584
American Water Works Co., Inc. (Water Utilities)	1,503	233,626
Atmos Energy Corp. (Gas Utilities)	1,149	139,478
Avangrid, Inc. (Electric Utilities)	576	28,068
Avista Corp. (Multi-Utilities)	599	25,314
Black Hills Corp. (Multi-Utilities)	536	41,379
CenterPoint Energy, Inc. (Multi-Utilities)	5,206	164,978
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	287	9,910
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	678	25,452
CMS Energy Corp. (Multi-Utilities)	2,399	164,883
Consolidated Edison, Inc. (Multi-Utilities)	2,930	290,861
Constellation Energy Corp. (Electric Utilities)	2,703	178,668
Dominion Energy, Inc. (Multi-Utilities)	6,710	550,087
DTE Energy Co. (Multi-Utilities)	1,603	208,871
Duke Energy Corp. (Electric Utilities)	6,368	700,034
Edison International (Electric Utilities)	3,152	213,611
Entergy Corp. (Electric Utilities)	1,682	193,649
Essential Utilities, Inc. (Water Utilities)	1,904	98,894
Evergy, Inc. (Electric Utilities)	1,898	129,557
Eversource Energy (Electric Utilities)	2,853	251,692
Exelon Corp. (Electric Utilities)	8,108	376,941
FirstEnergy Corp. (Electric Utilities)	4,722	194,074
Hawaiian Electric Industries, Inc. (Electric Utilities)	906	38,324
IDACORP, Inc. (Electric Utilities)	418	46,699
National Fuel Gas Co. (Gas Utilities)	756	54,689
New Jersey Resources Corp. (Gas Utilities)	796	36,767
NextEra Energy, Inc. (Electric Utilities)	16,248	1,372,795
NiSource, Inc. (Multi-Utilities)	3,357	102,053
NorthWestern Corp. (Multi-Utilities)	448	24,842
NRG Energy, Inc. (Electric Utilities)	1,963	74,103
ONE Gas, Inc. (Gas Utilities)	447	37,968
PG&E Corp.* (Electric Utilities)	12,494	135,685
Pinnacle West Capital Corp. (Electric Utilities)	935	68,694
PNM Resources, Inc. (Electric Utilities)	709	34,223
Portland General Electric Co. (Electric Utilities)	738	37,889
PPL Corp. (Electric Utilities)	6,088	177,039
Public Service Enterprise Group, Inc. (Multi-Utilities)	4,129	271,151
Sempra Energy (Multi-Utilities)	2,599	430,914
Southwest Gas Holdings, Inc. (Gas Utilities)	553	48,089
Spire, Inc. (Gas Utilities)	431	32,428
The AES Corp. (Independent Power and Renewable Electricity Producers)	5,525	122,766
The Southern Co. (Electric Utilities)	8,788	675,709
UGI Corp. (Gas Utilities)	1,737	74,969
Vistra Corp. (Independent Power and Renewable Electricity Producers)	3,573	92,362
WEC Energy Group, Inc. (Multi-Utilities)	2,608	270,736
Xcel Energy, Inc. (Electric Utilities)	4,505	329,676
TOTAL COMMON STOCKS (Cost $4,987,768)		9,583,657

Repurchase Agreements(a)(b) (21.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%–2.20%, dated 7/29/22, due 8/1/22, total to be received $2,944,535	$2,944,000	$2,944,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,944,000)		2,944,000
TOTAL INVESTMENT SECURITIES (Cost $7,931,768)—92.2%		12,527,657
Net other assets (liabilities)—7.8%		1,059,527
NET ASSETS—100.0%		$13,587,184

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $1,730,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	8/23/22	2.93%	$6,238,136	$297,756
Dow Jones U.S. Utilities Index	UBS AG	8/23/22	2.68%	4,566,849	164,311
				$10,804,985	$462,067

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

226 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Utilities UltraSector ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Electric Utilities	$5,831,379	43.0%
Gas Utilities	424,388	3.1%
Independent Power and Renewable Electricity Producers	250,490	1.8%
Multi-Utilities	2,744,880	20.2%
Water Utilities	332,520	2.4%
Other**	4,003,527	29.5%
Total	$13,587,184	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

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July 31, 2022 :: Statements of Assets and Liabilities :: 229

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund
ASSETS:
Total Investment Securities, at cost	$1,781,000	$11,646,526
Securities, at value	—	7,641,375
Repurchase agreements, at value	1,781,000	4,123,000
Total Investment Securities, at value	1,781,000	11,764,375
Cash	3,275	180
Segregated cash balances for futures contracts with brokers	26,184	15,955
Segregated cash balances for credit default swap agreements with brokers	147,532	1,115,726
Dividends and interest receivable	323	21,817
Receivable for capital shares issued	1,502	189,562
Receivable for closed swap agreements	3,602	—
Due from Advisor under a Receivables Agreement	292,998	—
Variation margin on futures contracts	—	469
Variation margin on credit default swap agreements	—	20,611
Prepaid expenses	7,116	15,118
TOTAL ASSETS	2,263,532	13,143,813

LIABILITIES:
Payable for capital shares redeemed	36,495	45,467
Variation margin on futures contracts	861	—
Variation margin on credit default swap agreements	4,353	—
Advisory fees payable	2,798	7,309
Management services fees payable	559	1,462
Administration fees payable	185	654
Distribution and services fees payable—Service Class	18	2,229
Transfer agency fees payable	210	1,481
Fund accounting fees payable	104	369
Compliance services fees payable	4	24
Service fees payable	12	42
Other accrued expenses	675	6,325
TOTAL LIABILITIES	46,274	65,362
NET ASSETS	$2,217,258	$13,078,451

NET ASSETS CONSIST OF:
Capital	$7,626,276	$14,185,648
Total distributable earnings (loss)	(5,409,018)	(1,107,197)
NET ASSETS	$2,217,258	$13,078,451

NET ASSETS:
Investor Class	$2,189,404	$9,819,280
Service Class	27,854	3,259,171

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	69,051	328,655
Service Class	1,034	111,203

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$31.71	$29.88
Service Class	26.94	29.31

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

230 :: Statements of Assets and Liabilities :: July 31, 2022

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$3,403,315	$2,522,058	$13,021,000	$76,268,062
Securities, at value(a)	6,692,169	4,014,660	—	94,124,916
Repurchase agreements, at value	1,489,000	908,000	13,021,000	29,206,000
Total Investment Securities, at value	8,181,169	4,922,660	13,021,000	123,330,916
Cash	138	563	675	279
Segregated cash balances for futures contracts with brokers	—	—	103,950	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	23,531	5,902	2,364	180,621
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	7,880	92,299	26,777	27,288
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	37,626	158,128	—	951,771
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	22,884	16,877	42,080	18,212
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	8,273,228	5,196,429	13,196,846	124,509,087

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for collateral for securities loaned	—	14,412	—	71,844
Payable for capital shares redeemed	10,495	736	138,262	688,958
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	—	295,860	—
Variation margin on futures contracts	—	—	27,000	—
Advisory fees payable	5,075	7,737	19,083	77,196
Management services fees payable	1,015	1,547	3,817	15,439
Administration fees payable	707	439	2,643	10,741
Distribution and services fees payable—Service Class	364	374	994	3,125
Transfer agency fees payable	958	914	3,486	11,781
Fund accounting fees payable	411	259	1,492	6,076
Compliance services fees payable	45	28	111	434
Service fees payable	46	29	172	700
Other accrued expenses	14,047	7,747	14,422	96,987
TOTAL LIABILITIES	33,163	34,222	507,342	983,281
NET ASSETS	$8,240,065	$5,162,207	$12,689,504	$123,525,806

NET ASSETS CONSIST OF:
Capital	$10,774,500	$5,019,188	$80,862,816	$81,634,984
Total distributable earnings (loss)	(2,534,435)	143,019	(68,173,312)	41,890,822
NET ASSETS	$8,240,065	$5,162,207	$12,689,504	$123,525,806

NET ASSETS:
Investor Class	$7,788,090	$4,652,183	$12,125,772	$119,791,424
Service Class	451,975	510,024	563,732	3,734,382

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	171,766	50,406	757,238	2,111,121
Service Class	10,986	6,390	39,090	98,711

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$45.34	$92.29	$16.01	$56.74
Service Class	41.14	79.82	14.42	37.83
(a) Includes securities on loan valued at:	$—	$13,739	$—	$67,821

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2022 :: Statements of Assets and Liabilities :: 231

Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund

$23,194,441	$4,220,046	$1,912,422	$13,839,093	$4,549,987	$734,000
31,797,757	3,618,415	3,158,062	24,327,090	5,396,834	—
11,192,000	1,080,000	911,000	6,248,000	—	734,000
42,989,757	4,698,415	4,069,062	30,575,090	5,396,834	734,000
691	76	429	792	—	984
138,600	—	—	—	—	—
—	19	692	—	—	901
—	—	—	—	—	14,093
31,688	4,696	3,229	8,423	20,013	133
—	—	—	—	260,273	—
515,118	1,400	39,960	128,238	2,352	867
—	—	64	—	—	—
263,189	26,111	110,368	665,164	—	—
24,000	—	—	—	—	—
25,228	15,901	10,801	11,783	13,891	10,283
—	—	—	—	5,462	—
43,988,271	4,746,618	4,234,605	31,389,490	5,698,825	761,261

—	—	—	—	294,608	—
—	—	11,636	163,426	667,402	—
71,369	11,055	9,474	40,000	3,757	—
—	—	—	—	—	4,465
—	—	—	—	—	—
—	—	—	—	—	—
25,053	221	—	18,159	866	378
5,011	44	—	3,632	173	76
3,489	409	345	2,537	407	72
7,163	89	159	460	171	3
7,325	524	485	2,986	617	110
2,110	238	225	1,472	238	41
151	19	21	125	18	3
227	27	22	165	27	5
29,669	5,101	6,106	31,482	3,630	3,003
151,567	17,727	28,473	264,444	971,914	8,156
$43,836,704	$4,728,891	$4,206,132	$31,125,046	$4,726,911	$753,105

$20,899,381	$6,510,129	$3,100,539	$19,925,056	$9,047,005	$3,528,225
22,937,323	(1,781,238)	1,105,593	11,199,990	(4,320,094)	(2,775,120)
$43,836,704	$4,728,891	$4,206,132	$31,125,046	$4,726,911	$753,105

$33,167,916	$4,623,172	$3,965,358	$30,510,236	$4,540,327	$750,170
10,668,788	105,719	240,774	614,810	186,584	2,935

627,167	49,522	47,630	665,529	349,833	54,304
259,634	1,409	3,304	16,474	13,283	236

$52.89	$93.36	$83.25	$45.84	$12.98	$13.81
41.09	75.03	72.87	37.32	14.05	12.44
$—	$—	$11,359	$155,715	$657,469	$—

See accompanying notes to the financial statements.

232 :: Statements of Assets and Liabilities :: July 31, 2022

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$2,627,381	$7,965,107	$1,866,296	$59,669,384
Securities, at value(a)	4,150,489	13,672,117	2,477,594	59,067,369
Repurchase agreements, at value	1,370,000	4,024,000	1,013,000	19,186,000
Total Investment Securities, at value	5,520,489	17,696,117	3,490,594	78,253,369
Cash	792	997	1,395	734
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	793	724	—	—
Dividends and interest receivable	7,568	20,259	1,579	3,484
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	107,818	306,608	12,491	150,685
Due from Advisor under an expense limitation agreement	—	—	2,103	—
Unrealized appreciation on swap agreements	111,943	176,548	151,222	2,354,378
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	15,191	19,036	10,357	19,603
TOTAL ASSETS	5,764,594	18,220,289	3,669,741	80,782,253

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	767	—
Payable for collateral for securities loaned	4,836	25,129	1,954	—
Payable for capital shares redeemed	2,256	455,222	31,295	208,436
Advisory fees payable	2,616	11,172	—	47,725
Management services fees payable	523	2,234	—	9,545
Administration fees payable	458	1,554	289	6,661
Distribution and services fees payable—Service Class	410	905	211	2,860
Transfer agency fees payable	748	2,127	420	7,844
Fund accounting fees payable	325	919	222	3,770
Compliance services fees payable	23	65	15	339
Service fees payable	30	101	19	434
Other accrued expenses	6,131	14,903	4,750	90,190
TOTAL LIABILITIES	18,356	514,331	39,942	377,804
NET ASSETS	$5,746,238	$17,705,958	$3,629,799	$80,404,449

NET ASSETS CONSIST OF:
Capital	$5,438,762	$11,465,692	$2,086,372	$107,593,620
Total distributable earnings (loss)	307,476	6,240,266	1,543,427	(27,189,171)
NET ASSETS	$5,746,238	$17,705,958	$3,629,799	$80,404,449

NET ASSETS:
Investor Class	$5,210,782	$16,631,188	$3,353,644	$76,762,131
Service Class	535,456	1,074,770	276,155	3,642,318

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	193,394	166,648	71,578	2,684,108
Service Class	24,188	13,316	7,001	195,293

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$26.94	$99.80	$46.85	$28.60
Service Class	22.14	80.71	39.45	18.65
(a) Includes securities on loan valued at:	$4,714	$24,212	$1,880	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2022 :: Statements of Assets and Liabilities :: 233

Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap Growth ProFund	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund

$4,656,854	$17,515,536	$2,429,540	$2,591,408	$20,239,069	$29,488,078
12,275,494	20,024,414	3,282,499	2,559,276	22,300,886	33,286,143
3,000	—	—	1,193,000	—	23,374,000
12,278,494	20,024,414	3,282,499	3,752,276	22,300,886	56,660,143
452	—	—	356	—	482
—	—	—	—	—	247,500
—	—	—	—	—	—
8,626	15,211	4,949	3,487	15,263	8,792
1,544,961	—	—	—	—	—
7,007	56,644	3,649	111,852	156,924	391,073
—	—	—	—	—	—
—	—	—	34,836	—	538,298
—	—	—	—	—	70,200
24,488	31,144	20,075	19,383	19,941	24,566
13,864,028	20,127,413	3,311,172	3,922,190	22,493,014	57,941,054

—	124,628	11,040	—	69,507	—
—	—	—	—	—	—
—	—	29,102	12,529	20,762	160,653
1,548,518	3,828	35,714	2,547	21,671	2,276,148
11,475	6,366	189	887	5,598	40,611
2,295	1,273	38	177	1,120	8,702
1,597	886	270	314	1,010	6,069
961	1,464	400	622	470	4,927
1,816	1,445	425	591	1,124	8,865
969	625	218	290	653	3,453
49	64	12	18	41	339
104	58	18	20	66	395
14,084	7,256	4,241	3,906	10,710	84,906
1,581,868	147,893	81,667	21,901	132,732	2,595,068
$12,282,160	$19,979,520	$3,229,505	$3,900,289	$22,360,282	$55,345,986

$4,992,595	$21,924,283	$2,118,906	$3,024,897	$21,041,708	$28,682,201
7,289,565	(1,944,763)	1,110,599	875,392	1,318,574	26,663,785
$12,282,160	$19,979,520	$3,229,505	$3,900,289	$22,360,282	$55,345,986

$11,048,387	$18,195,783	$2,707,628	$3,105,500	$21,739,945	$48,381,943
1,233,773	1,783,737	521,877	794,789	620,337	6,964,043

85,541	220,983	30,593	30,445	233,049	420,139
11,957	24,828	7,837	9,852	8,346	77,031

$129.16	$82.34	$88.50	$102.00	$93.28	$115.16
103.18	71.84	66.59	80.67	74.33	90.41
$—	$—	$28,566	$12,732	$20,655	$157,571

See accompanying notes to the financial statements.

234 :: Statements of Assets and Liabilities :: July 31, 2022

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$24,063,582	$9,430,224	$3,610,451	$12,547,430
Securities, at value(a)	34,244,169	11,978,582	3,520,391	14,519,832
Repurchase agreements, at value	8,033,000	2,665,000	875,000	5,002,000
Total Investment Securities, at value	42,277,169	14,643,582	4,395,391	19,521,832
Cash	180	723	408	797
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	20	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	23,580	484	7,073	1,102
Receivable for capital shares issued	1,517,682	719,903	77,900	453,874
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	1,971	—
Unrealized appreciation on swap agreements	1,902,546	773,970	4,286	828,131
Prepaid expenses	18,445	18,447	17,984	18,045
TOTAL ASSETS	45,739,622	16,157,109	4,505,013	20,823,781

LIABILITIES:
Payable for collateral for securities loaned	—	—	8,349	552,112
Payable for capital shares redeemed	624,701	1,857,806	371,078	497,576
Payable to counterparties to swap agreements	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	25,749	9,297	—	11,603
Management services fees payable	5,150	1,860	—	2,320
Administration fees payable	3,592	1,292	392	1,605
Distribution and services fees payable—Service Class	1,993	1,559	412	1,125
Transfer agency fees payable	6,660	2,602	573	2,879
Fund accounting fees payable	2,037	736	233	914
Compliance services fees payable	216	81	19	97
Service fees payable	234	84	26	105
Other accrued expenses	30,630	14,968	7,043	17,483
TOTAL LIABILITIES	700,962	1,890,285	388,125	1,087,819
NET ASSETS	$45,038,660	$14,266,824	$4,116,888	$19,735,962

NET ASSETS CONSIST OF:
Capital	$29,536,320	$35,012,577	$3,604,053	$81,200,009
Total distributable earnings (loss)	15,502,340	(20,745,753)	512,835	(61,464,047)
NET ASSETS	$45,038,660	$14,266,824	$4,116,888	$19,735,962

NET ASSETS:
Investor Class	$42,754,169	$13,019,860	$3,827,569	$18,455,497
Service Class	2,284,491	1,246,964	289,319	1,280,465

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,117,378	168,463	132,640	457,243
Service Class	70,242	18,227	11,983	37,725

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$38.26	$77.29	$28.86	$40.36
Service Class	32.52	68.41	24.14	33.94
(a) Includes securities on loan valued at:	$—	$—	$7,904	$534,676

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2022 :: Statements of Assets and Liabilities :: 235

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund

$4,382,750	$41,181,000	$3,806,000	$47,846,000	$28,519,984	$79,333,000
5,360,268	—	—	—	51,718,402	—
1,769,000	41,181,000	3,806,000	47,846,000	14,418,000	79,333,000
7,129,268	41,181,000	3,806,000	47,846,000	66,136,402	79,333,000
405	814	278	5,511	572	289
—	—	—	—	—	165,000
—	58	8	—	643	—
—	—	—	35,096	—	—
10,649	7,477	691	8,688	29,464	14,405
15,057	6,409,272	—	122,201	891,268	2,862,535
—	—	—	8,314	—	—
—	—	—	676,323	—	—
—	—	—	—	—	—
254,501	—	—	—	2,268,833	—
18,848	17,663	16,841	12,169	20,602	17,633
7,428,728	47,616,284	3,823,818	48,714,302	69,347,784	82,392,862

—	—	—	—	65,233	—
73,667	976,021	—	1,086,188	594,533	85,406
—	1,586	258	—	—	—
—	—	—	639,025	—	—
—	524,134	122,537	—	—	2,098,802
—	—	—	—	—	46,800
4,413	27,778	1,007	49,748	37,717	57,843
883	5,556	201	9,950	7,544	11,569
615	3,515	423	3,552	5,277	4,543
370	2,205	678	375	2,789	831
989	4,704	792	3,224	6,747	6,070
371	2,174	262	2,004	2,986	2,564
36	136	18	70	277	148
40	251	30	231	344	296
20,183	21,240	3,018	43,059	57,940	40,480
101,567	1,569,300	129,224	1,837,426	781,387	2,355,352
$7,327,161	$46,046,984	$3,694,594	$46,876,876	$68,566,397	$80,037,510

$8,902,712	$93,757,453	$7,554,563	$45,995,276	$53,929,823	$94,731,973
(1,575,551)	(47,710,469)	(3,859,969)	881,600	14,636,574	(14,694,463)
$7,327,161	$46,046,984	$3,694,594	$46,876,876	$68,566,397	$80,037,510

$6,793,084	$44,873,983	$2,932,916	$46,694,516	$64,312,825	$79,796,047
534,077	1,173,001	761,678	182,360	4,253,572	241,463

134,465	1,427,866	218,025	1,523,512	691,980	5,389,547
11,313	42,878	62,148	6,867	62,237	18,613

$50.52	$31.43	$13.45	$30.65	$92.94	$14.81
47.21	27.36	12.26	26.56	68.34	12.97
$—	$—	$—	$—	$69,241	$—

See accompanying notes to the financial statements.

236 :: Statements of Assets and Liabilities :: July 31, 2022

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$3,015,000	$1,968,000	$2,088,000	$1,669,000
Securities, at value(a)	—	—	—	—
Repurchase agreements, at value	3,015,000	1,968,000	2,088,000	1,669,000
Total Investment Securities, at value	3,015,000	1,968,000	2,088,000	1,669,000
Cash	666	917	98	844
Segregated cash balances for futures contracts with brokers	—	—	—	18,150
Segregated cash balances for swap agreements with custodian	—	—	—	961
Dividends and interest receivable	547	358	379	303
Receivable for capital shares issued	294,286	981,112	46,100	32,620
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses	19,860	16,143	19,703	16,171
TOTAL ASSETS	3,330,359	2,966,530	2,154,280	1,738,049

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	976,754	602,372	161,434	114,633
Unrealized depreciation on swap agreements	199,884	260,173	101,850	27,636
Variation margin on futures contracts	—	—	—	1,875
Advisory fees payable	2,705	9,262	277	12,576
Management services fees payable	541	1,853	56	2,515
Administration fees payable	289	330	121	415
Distribution and services fees payable—Service Class	22	32	13	147
Transfer agency fees payable	233	419	163	310
Fund accounting fees payable	177	204	75	234
Compliance services fees payable	6	10	3	5
Service fees payable	21	24	9	27
Other accrued expenses	2,580	2,925	1,098	3,791
TOTAL LIABILITIES	1,183,212	877,604	265,099	164,164
NET ASSETS	$2,147,147	$2,088,926	$1,889,181	$1,573,885

NET ASSETS CONSIST OF:
Capital	$4,289,890	$11,553,406	$6,779,495	$17,189,400
Total distributable earnings (loss)	(2,142,743)	(9,464,480)	(4,890,314)	(15,615,515)
NET ASSETS	$2,147,147	$2,088,926	$1,889,181	$1,573,885

NET ASSETS:
Investor Class	$2,134,709	$2,072,160	$1,875,149	$1,412,160
Service Class	12,438	16,766	14,032	161,725

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	121,493	118,731	231,556	190,559
Service Class	768	998	1,995	23,261

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$17.57	$17.45	$8.10	$7.41
Service Class	16.20	16.80	7.03	6.95
(a) Includes securities on loan valued at:	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2022 :: Statements of Assets and Liabilities :: 237

Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	UltraBear ProFund

$8,721,857	$2,220,249	$6,873,647	$17,220,566	$624,051	$10,736,000
10,790,093	1,923,583	9,250,321	36,810,452	598,073	—
31,000	1,053,000	—	9,164,000	184,000	10,736,000
10,821,093	2,976,583	9,250,321	45,974,452	782,073	10,736,000
18,450	254	—	559	833	30
—	—	—	—	—	34,650
—	159	—	729	95	—
1,846	657	5,124	5,504	1,746	1,950
2,299,829	10,851	112,461	92,431	—	1,297,456
—	567	—	—	2,194	—
—	20,498	—	2,028,757	20,933	—
19,435	19,895	22,070	17,692	13,973	18,530
13,160,653	3,029,464	9,389,976	48,120,124	821,847	12,088,616

—	—	14,141	—	—	—
2,283,617	—	—	—	—	—
—	14,361	58,515	43,770	—	—
43,414	62,610	61,860	404,852	248	299,303
—	—	—	—	—	559,465
—	—	—	—	—	9,000
3,496	—	6,477	27,651	—	6,263
699	—	1,295	5,530	—	1,252
549	272	901	3,862	68	1,086
367	257	612	2,758	24	48
954	643	1,212	5,165	120	1,701
404	712	638	2,228	50	613
18	14	71	196	3	50
36	18	59	252	4	71
5,598	3,729	12,575	43,394	630	9,497
2,339,152	82,616	158,356	539,658	1,147	888,349
$10,821,501	$2,946,848	$9,231,620	$47,580,466	$820,700	$11,200,267

$8,992,701	$1,926,821	$7,521,661	$26,802,478	$6,457,963	$109,710,702
1,828,800	1,020,027	1,709,959	20,777,988	(5,637,263)	(98,510,435)
$10,821,501	$2,946,848	$9,231,620	$47,580,466	$820,700	$11,200,267

$9,586,955	$2,627,224	$8,441,144	$44,187,111	$799,680	$11,190,606
1,234,546	319,624	790,476	3,393,355	21,020	9,661

93,594	26,803	83,875	488,554	38,650	540,607
15,571	4,020	9,818	47,166	1,064	527

$102.43	$98.02	$100.64	$90.44	$20.69	$20.70
79.28	79.51	80.51	71.94	19.76	18.33
$—	$13,987	$57,448	$42,782	$—	$—

See accompanying notes to the financial statements.

238 :: Statements of Assets and Liabilities :: July 31, 2022

	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
ASSETS:
Total Investment Securities, at cost	$54,116,423	$13,907,284	$19,552,383	$3,820,889
Securities, at value(a)	69,185,916	14,704,267	23,318,708	5,088,236
Repurchase agreements, at value	30,478,000	2,277,000	8,574,000	904,000
Total Investment Securities, at value	99,663,916	16,981,267	31,892,708	5,992,236
Cash	3,587	47	695	954
Segregated cash balances for futures contracts with brokers	46,200	—	211,200	—
Segregated cash balances for swap agreements with custodian	—	—	240	—
Dividends and interest receivable	65,986	57,744	21,559	11,490
Receivable for investments sold	—	997,567	—	—
Receivable for capital shares issued	740,620	212,952	229,532	35,000
Receivable from counterparties to swap agreements	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	3,465,960	—	735,900	—
Variation margin on futures contracts	12,000	—	40,200	—
Prepaid expenses	24,664	15,556	18,851	14,463
TOTAL ASSETS	104,022,933	18,265,133	33,150,885	6,054,143

LIABILITIES:
Payable for investments purchased	3,511	—	—	—
Payable for collateral for securities loaned	—	306,377	—	215,229
Payable for capital shares redeemed	102,881	559,904	282,027	32,766
Unrealized depreciation on swap agreements	—	1,222,585	—	33,148
Advisory fees payable	57,457	12,836	18,538	3,665
Management services fees payable	11,491	2,567	3,708	733
Administration fees payable	8,025	1,771	2,585	617
Distribution and services fees payable—Service Class	2,168	721	554	80
Transfer agency fees payable	10,979	2,565	3,826	814
Fund accounting fees payable	4,670	1,011	1,468	362
Compliance services fees payable	368	65	114	24
Service fees payable	523	115	168	40
Other accrued expenses	71,121	15,103	24,443	6,304
TOTAL LIABILITIES	273,194	2,125,620	337,431	293,782
NET ASSETS	$103,749,739	$16,139,513	$32,813,454	$5,760,361

NET ASSETS CONSIST OF:
Capital	$80,033,934	$54,918,692	$25,744,910	$12,292,770
Total distributable earnings (loss)	23,715,805	(38,779,179)	7,068,544	(6,532,409)
NET ASSETS	$103,749,739	$16,139,513	$32,813,454	$5,760,361

NET ASSETS:
Investor Class	$101,713,781	$15,351,552	$32,075,008	$5,665,761
Service Class	2,035,958	787,961	738,446	94,600

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,129,756	4,471,393	586,976	135,598
Service Class	29,119	263,822	16,077	2,524

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$90.03	$3.43	$54.64	$41.78
Service Class	69.92	2.99	45.93	37.48
(a) Includes securities on loan valued at:	$—	$266,800	$—	$209,532

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2022 :: Statements of Assets and Liabilities :: 239

UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund	UltraShort China ProFund

$2,285,000	$11,411,000	$6,893,695	$32,664,818	$258,696,645	$1,112,000
—	—	8,638,193	31,115,188	413,759,460	—
2,285,000	11,411,000	1,768,000	11,952,000	153,077,000	1,112,000
2,285,000	11,411,000	10,406,193	43,067,188	566,836,460	1,112,000
942	890	870	25,187	435	787
—	1,409,100	—	—	957,000	—
—	—	—	91	320	—
415	2,072	30,543	40,396	84,187	202
—	—	—	—	—	—
31,464	65,006	63,884	164,713	2,332,453	234,003
—	—	—	214,544	—	—
1,242	—	—	—	—	983
92,159	—	265,977	1,584,479	19,378,335	130,530
—	114,375	—	—	271,440	—
13,556	12,287	24,225	16,883	38,097	11,244
2,424,778	13,014,730	10,791,692	45,113,481	589,898,727	1,489,749

—	—	—	24,852	—	—
—	—	907,960	285,818	2,946,499	—
76,136	128,306	175,449	111,846	2,152,353	8,188
—	494	—	—	—	—
—	7,967	5,437	23,888	337,993	—
—	1,328	1,087	4,778	67,599	—
169	1,056	756	3,340	47,296	150
19	137	63	639	10,557	7
225	2,218	2,263	4,005	67,599	271
104	597	436	1,997	26,715	93
6	44	48	148	2,332	11
12	69	49	218	3,082	11
1,719	8,180	7,368	32,595	571,609	1,627
78,390	150,396	1,100,916	494,124	6,233,634	10,358
$2,346,388	$12,864,334	$9,690,776	$44,619,357	$583,665,093	$1,479,391

$3,109,708	$14,118,855	$40,044,148	$41,916,864	$589,754,875	$10,406,992
(763,320)	(1,254,521)	(30,353,372)	2,702,493	(6,089,782)	(8,927,601)
$2,346,388	$12,864,334	$9,690,776	$44,619,357	$583,665,093	$1,479,391

$2,321,819	$12,749,505	$9,582,517	$43,760,613	$569,544,887	$1,469,856
24,569	114,829	108,259	858,744	14,120,206	9,535

157,886	454,549	652,623	833,965	9,705,142	116,271
1,925	5,080	7,623	20,859	335,263	865

$14.71	$28.05	$14.68	$52.47	$58.68	$12.64
12.76	22.60	14.20	41.17	42.12	11.02
$—	$—	$878,325	$288,510	$2,904,241	$—

See accompanying notes to the financial statements.

240 :: Statements of Assets and Liabilities :: July 31, 2022

	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$2,789,000	$1,184,000	$2,684,000	$175,000
Securities, at value(a)	—	—	—	—
Repurchase agreements, at value	2,789,000	1,184,000	2,684,000	175,000
Total Investment Securities, at value	2,789,000	1,184,000	2,684,000	175,000
Cash	754	465	779	611
Segregated cash balances for futures contracts with brokers	—	—	—	7,700
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	506	215	488	32
Receivable for capital shares issued	5,036	79,739	102,452	6,286
Receivable from counterparties to swap agreements	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	392
Unrealized appreciation on swap agreements	—	9,673	—	420
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	17,257	7,490	6,909	11,515
TOTAL ASSETS	2,812,553	1,281,582	2,794,628	201,956

LIABILITIES:
Payable for capital shares redeemed	51,858	1,300	35,839	659
Unrealized depreciation on swap agreements	110,685	—	107,253	—
Variation margin on futures contracts	—	—	—	625
Advisory fees payable	37	844	1,841	—
Management services fees payable	8	169	368	—
Administration fees payable	249	107	232	24
Distribution and services fees payable—Service Class	141	41	6	1
Transfer agency fees payable	342	134	253	28
Fund accounting fees payable	141	66	144	14
Compliance services fees payable	10	4	10	1
Service fees payable	16	8	17	2
Other accrued expenses	2,228	1,000	2,301	188
TOTAL LIABILITIES	165,715	3,673	148,264	1,542
NET ASSETS	$2,646,838	$1,277,909	$2,646,364	$200,414

NET ASSETS CONSIST OF:
Capital	$26,618,895	$13,820,664	$19,832,306	$10,831,306
Total distributable earnings (loss)	(23,972,057)	(12,542,755)	(17,185,942)	(10,630,892)
NET ASSETS	$2,646,838	$1,277,909	$2,646,364	$200,414

NET ASSETS:
Investor Class	$2,490,735	$1,246,606	$2,640,323	$199,402
Service Class	156,103	31,303	6,041	1,012

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	122,308	43,089	99,566	19,588
Service Class	8,858	1,212	257	113

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$20.36	$28.93	$26.52	$10.18
Service Class	17.62	25.83	23.51	8.96

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2022 :: Statements of Assets and Liabilities :: 241

UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund	U.S. Government Plus ProFund

$1,827,000	$1,564,000	$107,449,000	$4,832,000	$43,004,309	$14,928,000
—	—	—	—	35,316,315	—
1,827,000	1,564,000	107,449,000	4,832,000	15,970,000	14,928,000
1,827,000	1,564,000	107,449,000	4,832,000	51,286,315	14,928,000
583	595	221	114	734	146
—	14,850	181,500	—	605,000	—
—	—	283	323	909	8
332	284	19,510	877	11,431	2,711
68,206	786	1,021,080	157,486	104,291	307,658
—	—	—	—	—	1,655
514	1,570	—	—	—	—
—	—	—	—	1,188,044	163,629
—	—	—	—	62,500	—
22,677	10,185	17,607	11,225	14,756	18,947
1,919,312	1,592,270	108,689,201	5,002,025	53,273,980	15,422,754

19,539	33,649	1,633,445	461,476	324,317	6,555,000
94,206	76,700	5,891,326	180,196	—	—
—	3,320	51,480	—	—	—
—	—	42,850	1,019	32,512	4,142
—	—	8,570	204	6,503	1,242
115	124	5,905	420	4,544	864
21	51	146	166	211	291
155	148	8,219	730	5,053	1,251
71	71	3,332	237	3,123	487
4	5	157	17	228	44
8	8	385	27	296	56
1,245	930	50,468	4,584	84,430	8,306
115,364	115,006	7,696,283	649,076	461,217	6,571,683
$1,803,948	$1,477,264	$100,992,918	$4,352,949	$52,812,763	$8,851,071

$18,389,588	$12,495,473	$165,670,365	$58,815,167	$75,942,632	$14,082,937
(16,585,640)	(11,018,209)	(64,677,447)	(54,462,218)	(23,129,869)	(5,231,866)
$1,803,948	$1,477,264	$100,992,918	$4,352,949	$52,812,763	$8,851,071

$1,796,368	$1,424,306	$100,824,432	$4,194,274	$52,577,438	$8,263,708
7,580	52,958	168,486	158,675	235,325	587,363

195,773	277,967	6,382,892	520,275	875,078	162,939
951	11,828	11,393	21,557	4,884	12,916

$9.18	$5.12	$15.80	$8.06	$60.08	$50.72
7.97	4.48	14.79	7.36	48.18	45.48

See accompanying notes to the financial statements.

242 :: Statements of Assets and Liabilities :: July 31, 2022

Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$7,931,768
Securities, at value	9,583,657
Repurchase agreements, at value	2,944,000
Total Investment Securities, at value	12,527,657
Cash	929
Segregated cash balances for swap agreements with custodian	110
Dividends and interest receivable	6,771
Receivable for capital shares issued	600,589
Unrealized appreciation on swap agreements	462,067
Prepaid expenses	16,592
TOTAL ASSETS	13,614,715

LIABILITIES:
Payable for capital shares redeemed	6,001
Advisory fees payable	7,605
Management services fees payable	1,521
Administration fees payable	1,059
Distribution and services fees payable—Service Class	414
Transfer agency fees payable	1,679
Fund accounting fees payable	611
Compliance services fees payable	44
Service fees payable	69
Other accrued expenses	8,528
TOTAL LIABILITIES	27,531
NET ASSETS	$13,587,184

NET ASSETS CONSIST OF:
Capital	$16,235,494
Total distributable earnings (loss)	(2,648,310)
NET ASSETS	$13,587,184

NET ASSETS:
Investor Class	$12,518,142
Service Class	1,069,042

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	178,391
Service Class	16,539

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$70.17
Service Class	64.64

See accompanying notes to the financial statements.

Consolidated Statements of Assets and Liabilities

244 :: Consolidated Statements of Assets and Liabilities :: July 31, 2022

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
ASSETS:
Total Investment Securities, at cost	$15,987,334	$399,688
Securities, at value	15,984,208	399,605
Total Investment Securities, at value	15,984,208	399,605
Cash	16,695,978	306,296
Segregated cash balances for futures contracts with brokers	6,647,712	133,354
Receivable for capital shares issued	309,015	1,052
Due from Advisor under an expense limitation agreement	1,582	20,679
Variation margin on futures contracts	49,738	—
Prepaid expenses	16,945	24,941
TOTAL ASSETS	39,705,178	885,927

LIABILITIES:
Reverse repurchase agreements, including accrued interest	15,988,064	399,702
Futures commission merchant (FCM) fees payable	3,510	81
Payable for capital shares redeemed	132,851	62,712
Variation margin on futures contracts	—	1,440
Administration fees payable	1,820	41
Transfer agency fees payable	1,786	91
Fund accounting fees payable	2,277	1,273
Compliance services fees payable	79	—
Service fees payable	118	3
Other accrued expenses	26,968	15,175
TOTAL LIABILITIES	16,157,473	480,518
NET ASSETS	$23,547,705	$405,409

NET ASSETS CONSIST OF:
Capital	$48,416,391	$507,642
Total distributable earnings (loss)	(24,868,686)	(102,233)
NET ASSETS	$23,547,705	$405,409

NET ASSETS:
Investor Class	$23,547,705	$405,409

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,683,556	19,629

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.99	$20.65

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

This Page Intentionally Left Blank

For the Periods Indicated :: Statements of Operations :: 247

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2022
INVESTMENT INCOME:
Interest	$4,042	$111,409

EXPENSES:
Advisory fees	7,283	85,746
Management services fees	1,457	17,149
Administration fees	709	9,231
Distribution and services fees—Service Class	95	30,621
Transfer agency fees	542	8,884
Administrative services fees	1,907	20,575
Registration and filing fees	15,721	44,111
Custody fees	132	1,806
Fund accounting fees	430	4,991
Trustee fees	10	173
Compliance services fees	4	33
Service fees	49	554
Other fees	2,308	7,151
Recoupment of prior expenses reduced by the Advisor	—	3,100
Total Gross Expenses before reductions	30,647	234,125
Expenses reduced and reimbursed by the Advisor	(13,266)	—
TOTAL NET EXPENSES	17,381	234,125
NET INVESTMENT INCOME (LOSS)	(13,339)	(122,716)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(848,735)
Net realized gains (losses) on futures contracts	37,663	(54,072)
Net realized gains (losses) on swap agreements	(23,604)	(179,486)
Change in net unrealized appreciation/depreciation on investment securities	—	98,428
Change in net unrealized appreciation/depreciation on futures contracts	(12,516)	7,164
Change in net unrealized appreciation/depreciation on swap agreements	3,231	(194,474)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,774	(1,171,175)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,565)	$(1,293,891)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

248 :: Statements of Operations :: For the Periods Indicated

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022
INVESTMENT INCOME:
Dividends	$412,185	$119,863	$—	$1,531,315
Interest	5,656	5,052	105,127	75,213
Foreign tax withholding	—	—	—	—
Net income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	417,841	124,915	105,127	1,606,528

EXPENSES:
Advisory fees	170,243	58,343	153,499	1,077,796
Management services fees	34,049	11,669	30,700	215,560
Administration fees	17,474	6,374	16,460	115,257
Distribution and services fees—Service Class	13,483	6,658	6,434	42,620
Transfer agency fees	9,853	5,100	10,587	63,811
Administrative services fees	56,854	17,871	47,740	383,165
Registration and filing fees	59,902	30,729	45,672	42,437
Custody fees	4,324	1,592	3,236	24,285
Fund accounting fees	7,805	3,641	9,981	64,111
Trustee fees	344	141	250	2,299
Compliance services fees	10	21	105	118
Service fees	853	394	1,137	7,169
Other fees	26,118	8,291	16,781	138,698
Recoupment of prior expenses reduced by the Advisor	—	5,500	—	—
Total Gross Expenses before reductions	401,312	156,324	342,582	2,177,326
Expenses reduced and reimbursed by the Advisor	—	(2,685)	—	—
TOTAL NET EXPENSES	401,312	153,639	342,582	2,177,326
NET INVESTMENT INCOME (LOSS)	16,529	(28,724)	(237,455)	(570,798)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,158,311)	(444,649)	—	19,298,594
Net realized gains (losses) on futures contracts	—	—	(82,166)	—
Net realized gains (losses) on swap agreements	(530,492)	(1,120,529)	1,735,387	(19,625,749)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	30,321	(589,209)	—	(37,631,869)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(51,848)	—
Change in net unrealized appreciation/depreciation on swap agreements	(980,831)	(80,115)	(305,034)	1,863,339
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,639,313)	(2,234,502)	1,296,339	(36,095,685)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,622,784)	$(2,263,226)	$1,058,884	$(36,666,483)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 249

Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund
Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022

$488,047	$56,369	$95,824	$311,819	$146,271	$—
30,635	3,354	3,333	19,081	656	2,598
(104)	—	—	—	(10,899)	—
11	58	205	585	389	—
518,589	59,781	99,362	331,485	136,417	2,598

384,461	60,261	57,311	365,065	29,597	7,909
76,893	12,052	11,462	73,013	5,919	1,582
40,896	6,381	6,078	39,426	3,146	868
72,391	1,825	4,464	10,619	2,651	22
40,815	3,837	4,070	20,819	2,536	534
89,237	21,441	19,143	134,894	7,462	2,826
54,446	29,755	31,926	34,951	31,522	28,818
8,399	1,276	1,107	9,183	4,648	8,186
24,484	3,531	3,745	21,742	1,933	480
811	132	129	840	56	17
169	1	21	10	15	3
2,542	383	379	2,373	207	54
44,088	11,267	7,904	44,932	4,541	853
—	5,387	—	—	—	—
839,632	157,529	147,739	757,867	94,233	52,152
—	(12,684)	(7,249)	—	(21,319)	(33,358)
839,632	144,845	140,490	757,867	72,914	18,794
(321,043)	(85,064)	(41,128)	(426,382)	63,503	(16,196)

10,999,153	48,595	128,353	5,693,151	(511,767)	—
233,107	—	—	—	—	—
(1,747,875)	(2,320,299)	(654,810)	(10,238,611)	—	—
—	—	—	—	—	(159,080)
(13,350,408)	(2,306,829)	(704,509)	(14,462,377)	(428,748)	—
(6,649)	—	—	—	—	—
275,362	166,859	64,444	2,432,835	—	—
—	—	—	—	—	2,570
(3,597,310)	(4,411,674)	(1,166,522)	(16,575,002)	(940,515)	(156,510)
$(3,918,353)	$(4,496,738)	$(1,207,650)	$(17,001,384)	$(877,012)	$(172,706)

See accompanying notes to the financial statements.

250 :: Statements of Operations :: For the Periods Indicated

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022
INVESTMENT INCOME:
Dividends	$156,424	$251,258	$112,633	$255,554
Interest	3,778	12,474	2,693	58,901
Foreign tax withholding	—	—	(3)	—
Net income from securities lending	9	1	8	250
TOTAL INVESTMENT INCOME	160,211	263,733	115,331	314,705

EXPENSES:
Advisory fees	91,689	177,805	82,038	1,196,718
Management services fees	18,338	35,561	16,408	239,345
Administration fees	10,315	18,610	8,415	126,856
Distribution and services fees—Service Class	6,399	11,484	3,508	78,263
Transfer agency fees	6,395	12,592	4,963	71,887
Administrative services fees	29,990	57,443	29,891	396,305
Registration and filing fees	34,601	38,700	32,663	50,789
Custody fees	1,948	3,657	1,659	33,695
Fund accounting fees	5,931	10,910	5,166	68,019
Trustee fees	221	379	210	2,731
Compliance services fees	7	28	15	339
Service fees	566	1,165	490	7,552
Other fees	11,997	25,288	11,320	154,211
Recoupment of prior expenses reduced by the Advisor	—	—	12,506	—
Total Gross Expenses before reductions	218,397	393,622	209,252	2,426,710
Expenses reduced and reimbursed by the Advisor	(1,226)	—	(14,198)	—
TOTAL NET EXPENSES	217,171	393,622	195,054	2,426,710
NET INVESTMENT INCOME (LOSS)	(56,960)	(129,889)	(79,723)	(2,112,005)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	543,096	(725,343)	1,230,704	22,196,724
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(525,708)	(1,741,524)	(967,450)	(67,297,065)
Change in net unrealized appreciation/depreciation on investment securities	(1,049,785)	(836,782)	(2,263,120)	(84,070,018)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	64,265	76,704	216,721	9,622,446
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(968,132)	(3,226,945)	(1,783,145)	(119,547,913)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,025,092)	$(3,356,834)	$(1,862,868)	$(121,659,918)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 251

Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap Growth ProFund	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund
Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022

$175,717	$303,964	$31,612	$66,089	$167,627	$486,762
96	52	10	3,928	48	124,397
(32)	(36)	—	—	—	(627)
—	4	900	56	3	1,914
175,781	303,984	32,522	70,073	167,678	612,446

180,935	108,472	28,929	49,484	63,252	877,143
36,187	21,694	5,786	9,897	12,650	187,960
18,805	12,205	3,227	5,304	6,992	99,242
16,208	18,569	6,680	7,989	6,569	74,077
13,807	9,821	2,830	4,088	4,973	67,875
54,380	30,180	7,773	14,644	21,283	301,710
31,748	31,534	31,282	32,562	30,181	52,696
4,855	3,517	1,100	1,080	2,144	32,041
11,224	8,271	2,637	4,307	5,091	55,142
413	234	65	111	123	2,058
103	67	7	12	38	482
1,155	765	200	325	456	6,124
23,779	11,868	6,876	6,829	8,669	143,406
—	—	—	—	—	—
393,599	257,197	97,392	136,632	162,421	1,899,956
—	—	(12,156)	(8,503)	(5,735)	—
393,599	257,197	85,236	128,129	156,686	1,899,956
(217,818)	46,787	(52,714)	(58,056)	10,992	(1,287,510)

853,623	(1,499,883)	761,142	670,819	(127,566)	13,357,277
—	—	—	—	—	(1,002,050)
—	—	—	(270,675)	—	(5,223,982)
(4,926,044)	161,787	(1,262,045)	(1,013,933)	160,874	(19,964,749)
—	—	—	—	—	204,753
—	—	—	21,490	—	511,436
(4,072,421)	(1,338,096)	(500,903)	(592,299)	33,308	(12,117,315)
$(4,290,239)	$(1,291,309)	$(553,617)	$(650,355)	$44,300	$(13,404,825)

See accompanying notes to the financial statements.

252 :: Statements of Operations :: For the Periods Indicated

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022
INVESTMENT INCOME:
Dividends	$1,191,044	$179,743	$75,064	$539,392
Interest	33,996	12,547	2,786	17,912
Foreign tax withholding	—	(75)	—	(53,417)
Net income from securities lending	—	—	37	514
TOTAL INVESTMENT INCOME	1,225,040	192,215	77,887	504,401

EXPENSES:
Advisory fees	307,846	150,348	36,934	203,820
Management services fees	61,569	30,070	7,387	40,764
Administration fees	32,850	16,838	4,076	22,021
Distribution and services fees—Service Class	25,747	22,630	4,351	18,047
Transfer agency fees	25,689	13,278	3,091	18,424
Administrative services fees	89,666	43,553	11,198	50,744
Registration and filing fees	34,494	38,869	29,334	34,508
Custody fees	8,799	6,466	4,579	4,761
Fund accounting fees	19,364	9,150	2,473	12,325
Trustee fees	592	322	77	468
Compliance services fees	162	24	12	38
Service fees	2,187	1,023	260	1,374
Other fees	38,736	19,945	5,659	24,787
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	647,701	352,516	109,431	432,081
Expenses reduced and reimbursed by the Advisor	—	—	(17,424)	—
TOTAL NET EXPENSES	647,701	352,516	92,007	432,081
NET INVESTMENT INCOME (LOSS)	577,339	(160,301)	(14,120)	72,320

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,169,862)	(41,721)	(27,363)	1,128,497
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	9,630,476	(424,591)	135,230	(5,405,559)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	11,834,947	806,481	171,885	(6,761,632)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	1,553,806	592,250	(6,734)	(624,661)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	20,849,367	932,419	273,018	(11,663,355)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,426,706	$772,118	$258,898	$(11,591,035)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 253

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund
Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022

$732,475	$—	$—	$—	$808,222	$—
5,499	135,011	16,268	87,628	42,965	148,005
—	—	—	—	(3,446)	—
38	—	—	—	—	—
738,012	135,011	16,268	87,628	847,741	148,005

448,629	180,429	25,970	144,519	703,194	171,245
89,726	36,086	5,194	28,904	140,639	34,249
43,382	18,262	2,609	16,749	74,199	20,420
7,988	12,714	3,340	2,360	54,063	2,873
22,413	13,416	2,395	13,181	45,588	13,946
178,554	50,285	7,039	39,897	242,365	60,795
47,881	31,229	40,931	29,441	38,455	32,269
10,729	3,546	526	9,689	17,314	3,892
23,796	12,105	1,695	9,633	41,407	12,765
1,147	281	47	255	1,458	256
31	127	16	96	84	151
2,568	1,382	193	1,097	4,628	1,467
58,485	19,780	4,282	29,211	87,289	32,821
729	—	—	29,000	—	30,000
936,058	379,642	94,237	354,032	1,450,683	417,149
—	—	(29,262)	(8,678)	—	(7,854)
936,058	379,642	64,975	345,354	1,450,683	409,295
(198,046)	(244,631)	(48,707)	(257,726)	(602,942)	(261,290)

1,130,011	—	—	—	(4,062,704)	—
—	(41,651)	(600)	—	—	(62,199)
(877,989)	4,178,172	444,655	—	(15,874,838)	2,299,212
—	—	—	2,442,866	—	—
(1,099,195)	—	—	—	(7,371,198)	—
—	—	—	—	—	(145,687)
160,815	(370,622)	(108,452)	—	855,385	(2,098,772)
—	—	—	(569,212)	—	—
(686,358)	3,765,899	335,603	1,873,654	(26,453,355)	(7,446)
$(884,404)	$3,521,268	$286,896	$1,615,928	$(27,056,297)	$(268,736)

See accompanying notes to the financial statements.

254 :: Statements of Operations :: For the Periods Indicated

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	7,053	10,410	3,634	9,486
Foreign tax withholding	—	—	—	—
Net income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	7,053	10,410	3,634	9,486

EXPENSES:
Advisory fees	10,643	23,433	5,390	32,036
Management services fees	2,129	4,687	1,078	6,407
Administration fees	1,091	2,612	613	3,382
Distribution and services fees—Service Class	258	232	141	732
Transfer agency fees	737	2,064	534	2,058
Administrative services fees	3,809	7,713	1,646	11,192
Registration and filing fees	30,148	40,943	29,683	30,833
Custody fees	447	425	143	1,184
Fund accounting fees	712	1,645	394	1,950
Trustee fees	19	48	10	89
Compliance services fees	2	6	2	23
Service fees	80	185	45	218
Other fees	3,155	3,578	2,232	7,250
Total Gross Expenses before reductions	53,230	87,571	41,911	97,354
Expenses reduced and reimbursed by the Advisor	(27,711)	(31,725)	(28,976)	(20,588)
TOTAL NET EXPENSES	25,519	55,846	12,935	76,766
NET INVESTMENT INCOME (LOSS)	(18,466)	(45,436)	(9,301)	(67,280)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—		6,610
Net realized gains (losses) on swap agreements	(432,529)	1,287,502	(7,575)	(1,128,373)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	(26,892)
Change in net unrealized appreciation/depreciation on swap agreements	(169,544)	(116,521)	(100,431)	(28,637)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(602,073)	1,170,981	(108,006)	(1,177,292)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(620,539)	$1,125,545	$(117,307)	$(1,244,572)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 255

Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	UltraBear ProFund
Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022

$69,442	$34,932	$268,449	$420,257	$21,653	$—
24	4,843	81	27,784	583	38,917
(3)	(34)	(4)	(546)	—	—
174	203	114	499	—	—
69,637	39,944	268,640	447,994	22,236	38,917

49,478	44,298	121,336	611,362	7,466	76,775
9,896	8,860	24,267	122,273	1,493	15,355
5,797	4,726	13,160	63,548	901	8,521
7,085	4,799	7,745	55,332	462	333
4,652	4,781	8,393	40,355	823	6,235
13,982	9,948	41,048	192,964	2,185	24,559
31,142	35,639	35,356	39,650	29,205	52,895
1,794	968	4,112	12,814	603	1,904
4,254	9,537	8,849	35,616	662	4,952
107	94	235	1,345	18	147
2	14	34	61	1	48
340	282	809	3,906	56	562
6,848	9,739	14,779	80,050	2,016	9,753
135,377	133,685	280,123	1,259,276	45,891	202,039
(1,480)	(23,751)	—	—	(27,710)	(19,494)
133,897	109,934	280,123	1,259,276	18,181	182,545
(64,260)	(69,990)	(11,483)	(811,282)	4,055	(143,628)

972,387	163,579	602,889	5,788,547	(178)	—
—	19,753	—	—	—	(50,318)
—	416,245	—	(12,682,648)	(118,075)	799,525
(2,135,611)	(406,093)	(1,858,027)	(13,835,924)	(109,595)	—
—	5,852	—	—	—	2,929
—	(35,404)	—	2,614,493	14,945	(580,959)
(1,163,224)	163,932	(1,255,138)	(18,115,532)	(212,903)	171,177
$(1,227,484)	$93,942	$(1,266,621)	$(18,926,814)	$(208,848)	$27,549

See accompanying notes to the financial statements.

256 :: Statements of Operations :: For the Periods Indicated

	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022
INVESTMENT INCOME:
Dividends	$1,297,186	$262,446	$490,932	$222,213
Interest	88,731	12,670	23,469	3,735
Foreign tax withholding	(272)	(20,228)	—	(14,732)
Net income from securities lending	42	3,391	—	2,209
TOTAL INVESTMENT INCOME	1,385,687	258,279	514,401	213,425

EXPENSES:
Advisory fees	907,753	142,097	274,922	55,043
Management services fees	181,552	28,419	54,984	11,009
Administration fees	95,703	15,222	29,338	6,122
Distribution and services fees—Service Class	30,253	5,203	9,296	1,804
Transfer agency fees	67,423	12,054	21,528	4,483
Administrative services fees	244,228	41,463	83,138	17,681
Registration and filing fees	72,265	41,237	35,161	33,951
Custody fees	34,109	19,227	5,869	6,019
Fund accounting fees	54,906	8,722	16,427	3,521
Trustee fees	1,927	289	585	126
Compliance services fees	457	47	138	3
Service fees	5,961	961	1,831	377
Other fees	98,207	18,267	41,006	7,123
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	1,794,744	333,208	574,223	147,262
Expenses reduced and reimbursed by the Advisor	—	—	—	(5,162)
TOTAL NET EXPENSES	1,794,744	333,208	574,223	142,100
NET INVESTMENT INCOME (LOSS)	(409,057)	(74,929)	(59,822)	71,325

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,352,383	(8,536,909)	(265,499)	153,090
Net realized gains (losses) on futures contracts	455,352	—	(61,096)	—
Net realized gains (losses) on swap agreements	(14,792,266)	(9,515,660)	(4,202,694)	(2,564,814)
Change in net unrealized appreciation/depreciation on investment securities	(8,453,432)	(808,533)	(1,394,506)	(2,442,092)
Change in net unrealized appreciation/depreciation on futures contracts	(120,523)	—	(59,987)	—
Change in net unrealized appreciation/depreciation on swap agreements	3,658,632	(2,580,657)	913,097	(449,057)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(17,899,854)	(21,441,759)	(5,070,685)	(5,302,873)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,308,911)	$(21,516,688)	$(5,130,507)	$(5,231,548)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 257

UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund	UltraShort China ProFund
Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022

$—	$—	$1,138,725	$533,533	$5,009,246	$—
5,564	31,199	6,419	35,113	542,845	7,512
—	—	(29,920)	—	(5,262)	—
—	—	7,679	303	22,540	—
5,564	31,199	1,122,903	568,949	5,569,369	7,512

18,362	124,687	98,051	377,841	6,870,938	22,437
3,672	20,781	19,610	75,569	1,374,194	4,487
1,889	11,255	10,772	40,535	722,091	2,150
546	1,488	1,158	10,669	209,316	156
1,612	11,712	12,860	25,293	507,267	1,854
5,301	21,515	16,804	123,747	2,107,752	6,747
33,163	31,064	33,752	37,783	125,587	32,687
419	2,364	16,190	10,960	268,989	594
1,085	6,220	6,000	23,710	396,571	1,336
42	212	216	832	15,148	47
8	33	45	138	3,276	14
121	697	662	2,499	44,263	150
3,399	11,960	11,044	42,597	1,056,749	4,056
—	7,881	—	—	—	—
69,619	251,869	227,164	772,173	13,702,141	76,715
(25,493)	(3,778)	—	—	—	(23,308)
44,126	248,091	227,164	772,173	13,702,141	53,407
(38,562)	(216,892)	895,739	(203,224)	(8,132,772)	(45,895)

—	—	1,152,420	1,727,552	44,641,867	—
—	(1,833,360)	—	(283,034)	(3,068,142)	—
(801,693)	(8,000)	(1,745,250)	(5,652,441)	(213,910,175)	(3,336,675)
—	—	(3,144,441)	(4,766,220)	(137,225,039)	—
—	2,168,934	—	126,217	242,856	—
57,206	(653)	582,624	664,552	18,663,600	529,194
(744,487)	326,921	(3,154,647)	(8,183,374)	(290,655,033)	(2,807,481)
$(783,049)	$110,029	$(2,258,908)	$(8,386,598)	$(298,787,805)	$(2,853,376)

See accompanying notes to the financial statements.

258 :: Statements of Operations :: For the Periods Indicated

	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	8,121	3,571	7,679	799
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	8,121	3,571	7,679	799

EXPENSES:
Advisory fees	20,457	7,651	15,543	2,957
Management services fees	4,091	1,530	3,109	493
Administration fees	2,208	835	1,638	252
Distribution and services fees—Service Class	1,185	514	110	59
Transfer agency fees	1,557	734	1,080	187
Administrative services fees	6,658	2,290	5,655	743
Registration and filing fees	30,780	22,119	21,895	28,681
Custody fees	454	182	350	53
Fund accounting fees	1,248	527	1,031	150
Trustee fees	40	15	30	4
Compliance services fees	8	7	10	2
Service fees	140	59	117	16
Other fees	4,520	2,142	3,462	1,776
Total Gross Expenses before reductions	73,346	38,605	54,030	35,373
Expenses reduced and reimbursed by the Advisor	(23,610)	(19,934)	(17,032)	(29,466)
TOTAL NET EXPENSES	49,736	18,671	36,998	5,907
NET INVESTMENT INCOME (LOSS)	(41,615)	(15,100)	(29,319)	(5,108)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	(2,612)	—	—	(85,129)
Net realized gains (losses) on swap agreements	42,647	4,627	(110,073)	(2,674)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	1,782	—	—	(25,320)
Change in net unrealized appreciation/depreciation on swap agreements	(132,324)	65,310	(89,230)	(160)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(90,507)	69,937	(199,303)	(113,283)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(132,122)	$54,837	$(228,622)	$(118,391)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 259

UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund	U.S. Government Plus ProFund
Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022	Year Ended July 31, 2022

$—	$—	$—	$—	$638,540	$—
3,534	3,957	181,438	14,503	61,128	27,479
—	—	—	—	(576)	—
3,534	3,957	181,438	14,503	699,092	27,479

8,870	10,677	230,680	34,474	600,834	80,103
1,774	2,136	46,136	6,895	120,167	24,031
903	1,088	26,832	3,652	63,359	12,515
300	307	857	1,770	8,475	5,791
716	662	19,611	3,213	37,065	8,362
2,960	3,719	76,924	9,018	225,635	39,031
30,159	28,603	41,983	38,512	44,060	39,373
195	241	12,445	781	29,943	2,357
552	623	16,120	2,109	42,220	6,995
18	21	407	74	1,306	272
3	5	141	14	258	77
62	69	1,844	237	3,932	781
2,678	2,759	43,882	7,518	108,643	12,385
49,190	50,910	517,862	108,267	1,285,897	232,073
(27,838)	(25,262)	—	(24,679)	—	—
21,352	25,648	517,862	83,588	1,285,897	232,073
(17,818)	(21,691)	(336,424)	(69,085)	(586,805)	(204,594)

—	—	—	—	(6,288,589)	—
—	(32,632)	(64,667)	159,978	(976,284)	305,095
(360,275)	(35,826)	(3,290,953)	62,471	(17,475,705)	(4,385,623)
—	—	—	—	(5,078,016)	—
—	670	(162,565)	(23,394)	(184,502)	—
(119,024)	(19,568)	(5,896,516)	142,246	(1,187,747)	(151,076)
(479,299)	(87,356)	(9,414,701)	341,301	(31,190,843)	(4,231,604)
$(497,117)	$(109,047)	$(9,751,125)	$272,216	$(31,777,648)	$(4,436,198)

See accompanying notes to the financial statements.

260 :: Statements of Operations :: For the Periods Indicated

Utilities UltraSector ProFund
Year Ended July 31, 2022
INVESTMENT INCOME:
Dividends	$216,588
Interest	8,074
TOTAL INVESTMENT INCOME	224,662

EXPENSES:
Advisory fees	77,570
Management services fees	15,514
Administration fees	8,310
Distribution and services fees—Service Class	8,622
Transfer agency fees	6,846
Administrative services fees	21,893
Registration and filing fees	29,093
Custody fees	1,758
Fund accounting fees	5,015
Trustee fees	155
Compliance services fees	28
Service fees	548
Other fees	8,839
Recoupment of prior expenses reduced by the Advisor	3,373
TOTAL NET EXPENSES	187,564
NET INVESTMENT INCOME (LOSS)	37,098

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(448,833)
Net realized gains (losses) on swap agreements	260,521
Change in net unrealized appreciation/depreciation on investment securities	868,205
Change in net unrealized appreciation/depreciation on swap agreements	448,620
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,128,513
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,165,611

See accompanying notes to the financial statements.

Consolidated Statements of Operations

262 :: Consolidated Statements of Operations :: For the Periods Indicated

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
	Year Ended July 31, 2022	Period from June 21, 2022 (commencement of operations) to July 31, 2022
INVESTMENT INCOME:
Interest	$19,556	$253

EXPENSES:
Advisory fees	113,834	236
Management services fees	37,945	79
Administration fees	20,295	46
Transfer agency fees	10,770	92
Administrative services fees	64,960	—
Registration and filing fees	44,663	4,908
Custody fees	3,988	8
Fund accounting fees	26,884	1,679
Trustee fees	397	—
Compliance services fees	156	—
Service fees	1,319	4
Audit fees	14,133	15,022
Licensing fees	30,000	50
Interest fees	29,038	130
Futures commission merchant (FCM) fees	72,867	190
Other fees	15,178	145
Total Gross Expenses before reductions	486,427	22,589
Expenses reduced and reimbursed by the Advisor	(168,450)	(21,601)
Fees paid indirectly	(3,583)	(8)
TOTAL NET EXPENSES	314,394	980
NET INVESTMENT INCOME (LOSS)	(294,838)	(727)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(3,895)	—
Net realized gains (losses) on futures contracts	(25,487,228)	(100,369)
Change in net unrealized appreciation/depreciation on investment securities	(3,108)	(83)
Change in net unrealized appreciation/depreciation on futures contracts	1,740,541	(1,054)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(23,753,690)	(101,506)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,048,528)	$(102,233)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

This Page Intentionally Left Blank

For the Periods Indicated :: Statements of Changes in Net Assets :: 265

	Access Flex Bear High Yield ProFund			Access Flex High Yield ProFund
	Year Ended July 31, 2022	Nine Months Ended July 31, 2021	Year Ended October 31, 2020	Year Ended July 31, 2022	Nine Months Ended July 31, 2021	Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(13,339)	$(6,766)	$(14,725)	$(122,716)	$(229,483)	$(295,418)
Net realized gains (losses) on investments	14,059	(44,954)	(119,631)	(1,082,293)	1,179,141	759,149
Change in net unrealized appreciation/depreciation on investments	(9,285)	(12,357)	8,535	(88,882)	347,460	(496,595)
Change in net assets resulting from operations	(8,565)	(64,077)	(125,821)	(1,293,891)	1,297,118	(32,864)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(51,036)	(352,208)	(473,488)
Service Class	—	—	—	(5,949)	(58,794)	(73,610)
Return of Capital
Investor Class	—	—	—	—	—	(51,279)
Service Class	—	—	—	—	—	(7,972)
Change in net assets resulting from distributions	—	—	—	(56,985)	(411,002)	(606,349)
Change in net assets resulting from capital transactions	(1,770,056)	(339,063)	(145,189)	(2,350,270)	(4,470,145)	(3,640,067)
Change in net assets	1,761,491	(403,140)	19,368	(3,701,146)	(3,584,029)	(4,279,280)

NET ASSETS:
Beginning of period	455,767	858,907	839,539	16,779,597	20,363,626	24,642,906
End of period	$2,217,258	$455,767	$858,907	$13,078,451	$16,779,597	$20,363,626

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$9,873,185	$1,430,464	$5,134,273	$38,658,725	$23,728,782	$100,359,693
Distributions reinvested	—	—	—	50,961	351,055	510,530
Value of shares redeemed	(8,120,862)	(1,768,701)	(4,971,541)	(41,161,096)	(29,153,053)	(103,023,846)
Service Class
Proceeds from shares issued	23,923	29,755	712,479	3,429,882	2,325,033	10,267,023
Distributions reinvested	—	—	—	5,949	58,794	81,582
Value of shares redeemed	(6,190)	(30,581)	(730,022)	(3,334,691)	(1,780,756)	(11,835,049)
Change in net assets resulting from capital transactions	$1,770,056	$(339,063)	$145,189	$(2,350,270)	$(4,470,145)	$(3,640,067)

SHARE TRANSACTIONS:
Investor Class
Issued	310,558	46,292	146,202	1,255,799	721,737	3,084,990
Reinvested	—	—	—	1,560	10,797	15,586
Redeemed	(256,371)	(56,887)	(144,619)	(1,331,389)	(884,650)	(3,124,054)
Service Class
Issued	847	1,104	24,676	113,433	71,651	313,888
Reinvested	—	—	—	184	1,825	2,534
Redeemed	(236)	(1,158)	(25,319)	(110,832)	(54,622)	(369,466)
Change in shares	54,798	(10,649)	940	(71,245)	(133,262)	(76,522)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

266 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$16,529	$199,223	$(28,724)	$(31,878)
Net realized gains (losses) on investments	(2,688,803)	(2,393,610)	(1,565,178)	4,740,378
Change in net unrealized appreciation/depreciation on investments	(950,510)	2,972,910	(669,324)	1,784,522
Change in net assets resulting from operations	(3,622,784)	778,523	(2,263,226)	6,493,022

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(90,892)
Service Class	—	—	—	(1,014)
Change in net assets resulting from distributions	—	—	—	(91,906)
Change in net assets resulting from capital transactions	(111,716,922)	115,153,415	(4,266,488)	2,115,676
Change in net assets	(115,339,706)	115,931,938	(6,529,714)	8,516,792

NET ASSETS:
Beginning of period	123,579,771	7,647,833	11,691,921	3,175,129
End of period	$8,240,065	$123,579,771	$5,162,207	$11,691,921

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$90,492,770	$280,573,254	$39,802,195	$124,798,999
Distributions reinvested	—	—	—	88,159
Value of shares redeemed	(201,794,284)	(164,973,576)	(43,678,363)	(123,286,657)
Service Class
Proceeds from shares issued	6,034,216	7,215,639	3,050,725	1,876,814
Distributions reinvested	—	—	—	1,014
Value of shares redeemed	(6,449,624)	(7,661,902)	(3,441,045)	(1,362,653)
Change in net assets resulting from capital transactions	$(111,716,922)	$115,153,415	$(4,266,488)	$2,115,676

SHARE TRANSACTIONS:
Investor Class
Issued	1,443,393	5,333,883	377,838	1,565,960
Reinvested	—	—	—	1,108
Redeemed	(3,433,925)	(3,429,571)	(432,985)	(1,507,370)
Service Class
Issued	103,802	185,428	32,664	24,047
Reinvested	—	—	—	15
Redeemed	(110,605)	(179,001)	(37,365)	(17,963)
Change in shares	(1,997,335)	1,910,739	(59,848)	65,797

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 267

Bear ProFund		Biotechnology UltraSector ProFund		Bull ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021

$(237,455)	$(247,805)	$(570,798)	$(659,727)	$(321,043)	$(339,991)
1,653,221	(4,865,707)	(327,155)	28,187,647	9,484,385	17,478,543
(356,882)	125,280	(35,768,530)	14,934,720	(13,081,695)	736,811
1,058,884	(4,988,232)	(36,666,483)	42,462,640	(3,918,353)	17,875,363

—	(8,361)	(24,461,852)	(16,545,172)	(4,111,749)	(3,644,966)
—	—	(1,060,495)	(765,227)	(640,420)	(317,434)
—	(8,361)	(25,522,347)	(17,310,399)	(4,752,169)	(3,962,400)
1,042,300	(790,366)	12,077,394	(45,579,819)	(10,704,995)	(28,237,189)
2,101,184	(5,786,959)	(50,111,436)	(20,427,578)	(19,375,517)	(14,324,226)

10,588,320	16,375,279	173,637,242	194,064,820	63,212,221	77,536,447
$12,689,504	$10,588,320	$123,525,806	$173,637,242	$43,836,704	$63,212,221

$243,238,270	$116,357,625	$53,884,310	$123,820,748	$435,706,892	$304,201,402
—	8,006	24,133,912	16,351,107	4,061,168	3,627,957
(242,047,163)	(117,431,936)	(66,434,842)	(184,572,004)	(455,252,220)	(336,644,807)

3,022,768	2,364,479	2,799,362	1,302,267	139,151,281	46,151,147
—	—	1,056,031	762,453	640,163	317,410
(3,171,575)	(2,088,540)	(3,361,379)	(3,244,390)	(135,012,279)	(45,890,298)
$1,042,300	$(790,366)	$12,077,394	$(45,579,819)	$(10,704,995)	$(28,237,189)

15,147,720	6,015,374	754,662	1,739,382	7,578,805	5,535,407
—	413	353,610	239,736	69,694	69,343
(15,002,406)	(6,096,192)	(970,865)	(2,608,978)	(7,926,897)	(6,175,466)

196,459	132,226	60,517	23,337	3,135,445	1,003,586
—	—	23,062	15,320	13,954	7,527
(211,558)	(110,578)	(71,475)	(61,121)	(3,033,398)	(1,000,346)
130,215	(58,757)	149,511	(652,324)	(162,397)	(559,949)

See accompanying notes to the financial statements.

268 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Communication Services UltraSector ProFund		Consumer Goods UltraSector ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(85,064)	$(99,283)	$(41,128)	$(39,966)
Net realized gains (losses) on investments	(2,271,704)	2,104,127	(526,457)	2,633,244
Change in net unrealized appreciation/depreciation on investments	(2,139,970)	1,764,570	(640,065)	685,375
Change in net assets resulting from operations	(4,496,738)	3,769,414	(1,207,650)	3,278,653

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(66,813)	—	(450,168)	—
Service Class	(2,126)	—	(53,182)	—
Change in net assets resulting from distributions	(68,939)	—	(503,350)	—
Change in net assets resulting from capital transactions	(2,237,673)	2,022,378	526,052	(5,940,619)
Change in net assets	(6,803,350)	5,791,792	(1,184,948)	(2,661,966)

NET ASSETS:
Beginning of period	11,532,241	5,740,449	5,391,080	8,053,046
End of period	$4,728,891	$11,532,241	$4,206,132	$5,391,080

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$21,709,308	$30,684,530	$32,107,879	$34,777,270
Distributions reinvested	66,334	—	448,589	—
Value of shares redeemed	(24,021,105)	(28,621,407)	(31,947,299)	(40,487,956)
Service Class
Proceeds from shares issued	1,228,263	1,727,101	2,058,523	1,607,150
Distributions reinvested	2,126	—	53,182	—
Value of shares redeemed	(1,222,599)	(1,767,846)	(2,194,822)	(1,837,083)
Change in net assets resulting from capital transactions	$(2,237,673)	$2,022,378	$526,052	$(5,940,619)

SHARE TRANSACTIONS:
Investor Class
Issued	163,020	220,261	344,112	443,836	(a)
Reinvested	433	—	4,541	—
Redeemed	(179,505)	(208,067)	(354,919)	(518,166	)(a)
Service Class
Issued	11,379	15,664	25,145	23,213	(a)
Reinvested	17	—	611	—
Redeemed	(11,449)	(15,986)	(27,848)	(26,403	)(a)
Change in shares	(16,105)	11,872	(8,358)	(77,520)

(a)  As described in Note 9, share amounts adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 269

Consumer Services UltraSector ProFund		Europe 30 ProFund		Falling U.S. Dollar ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021

$(426,382)	$(738,580)	$63,503	$37,588	$(16,196)	$(43,958)
(4,545,460)	14,875,705	(511,767)	249,350	(159,080)	22,757
(12,029,542)	7,640,679	(428,748)	559,801	2,570	(33,499)
(17,001,384)	21,777,804	(877,012)	846,739	(172,706)	(54,700)

(5,338,495)	(2,913,045)	(31,302)	(102,170)	—	—
(112,301)	(78,570)	(1,712)	(2,404)	—	—
(5,450,796)	(2,991,615)	(33,014)	(104,574)	—	—
(24,303,568)	12,672,462	2,234,976	(1,805,363)	(316,417)	64,936
(46,755,748)	31,458,651	1,324,950	(1,063,198)	(489,123)	10,236

77,880,794	46,422,143	3,401,961	4,465,159	1,242,228	1,231,992
$31,125,046	$77,880,794	$4,726,911	$3,401,961	$753,105	$1,242,228

$31,412,863	$146,724,624	$37,081,631	$22,992,718	$4,681,183	$11,381,120
5,261,674	2,898,482	28,658	101,979	—	—
(60,440,624)	(136,473,754)	(34,942,952)	(24,876,373)	(4,998,579)	(11,312,004)

990,175	1,575,841	2,814,803	913,765	2,522	4,059,152
112,301	78,414	1,712	2,404	—	—
(1,639,957)	(2,131,145)	(2,748,876)	(939,856)	(1,543)	(4,063,332)
$(24,303,568)	$12,672,462	$2,234,976	$(1,805,363)	$(316,417)	$64,936

466,553	2,376,488	2,656,136	1,869,763	310,415	687,121
77,298	45,566	2,086	8,761	—	—
(926,679)	(2,202,674)	(2,536,774)	(2,044,946)	(332,502)	(685,648)

25,943	30,126	184,965	67,846	185	268,443
2,014	1,465	114	188	—	—
(37,670)	(40,084)	(185,719)	(67,506)	(108)	(268,439)
(392,541)	210,887	120,808	(165,894)	(22,010)	1,477

See accompanying notes to the financial statements.

270 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Financials UltraSector ProFund		Health Care UltraSector ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(56,960)	$(63,122)	$(129,889)	$(133,824)
Net realized gains (losses) on investments	17,388	5,481,312	(2,466,867)	4,709,549
Change in net unrealized appreciation/depreciation on investments	(985,520)	1,733,614	(760,078)	1,920,994
Change in net assets resulting from operations	(1,025,092)	7,151,804	(3,356,834)	6,496,719

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(822,915)	—	—	—
Service Class	(56,266)	—	—	—
Change in net assets resulting from distributions	(879,181)	—	—	—
Change in net assets resulting from capital transactions	(4,524,367)	340,974	(20,903,675)	(11,713,738)
Change in net assets	(6,428,640)	7,492,778	(24,260,509)	(5,217,019)

NET ASSETS:
Beginning of period	12,174,878	4,682,100	41,966,467	47,183,486
End of period	$5,746,238	$12,174,878	$17,705,958	$41,966,467

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$67,906,088	$122,690,571	$70,899,826	$76,399,030
Distributions reinvested	802,425	—	—	—
Value of shares redeemed	(73,248,031)	(122,326,144)	(91,747,574)	(87,769,493)
Service Class
Proceeds from shares issued	2,702,416	1,806,419	2,583,207	810,998
Distributions reinvested	56,266	—	—	—
Value of shares redeemed	(2,743,531)	(1,829,872)	(2,639,134)	(1,154,273)
Change in net assets resulting from capital transactions	$(4,524,367)	$340,974	$(20,903,675)	$(11,713,738)

SHARE TRANSACTIONS:
Investor Class
Issued	2,008,437	4,796,582	670,839	855,457
Reinvested	24,554	—	—	—
Redeemed	(2,188,184)	(4,669,063)	(888,623)	(1,080,144)
Service Class
Issued	99,887	72,693	31,502	11,846
Reinvested	2,082	—	—	—
Redeemed	(102,110)	(75,520)	(32,198)	(16,776)
Change in shares	(155,334)	124,692	(218,480)	(229,617)

(a)  As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 271

Industrials UltraSector ProFund		Internet UltraSector ProFund			Large-Cap Growth ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021		Year Ended July 31, 2022	Year Ended July 31, 2021

$(79,723)	$(118,401)	$(2,112,005)	$(3,029,477)		$(217,818)	$(241,301)
263,254	3,836,092	(45,100,341)	69,765,385		853,623	14,950,282
(2,046,399)	1,992,842	(74,447,572)	10,313,693		(4,926,044)	(7,007,476)
(1,862,868)	5,710,533	(121,659,918)	77,049,601		(4,290,239)	7,701,505

(417,972)	—	(28,829,556)	(37,381,436)		(278,284)	(1,318,577)
(21,331)	—	(1,913,919)	(2,479,730)		(28,411)	(82,914)
(439,303)	—	(30,743,475)	(39,861,166)		(306,695)	(1,401,491)
(13,834,107)	9,796,775	(6,097,823)	(14,417,308)		(15,996,675)	(24,583,262)
(16,136,278)	15,507,308	(158,501,216)	22,771,127		(20,593,609)	(18,283,248)

19,766,077	4,258,769	238,905,665	216,134,538		32,875,769	51,159,017
$3,629,799	$19,766,077	$80,404,449	$238,905,665		$12,282,160	$32,875,769

$27,401,808	$92,399,594	$47,008,528	$104,071,703		$215,459,913	$128,843,291
416,218	—	27,942,720	36,225,101		277,750	1,312,076
(41,632,290)	(82,571,592)	(78,094,789)	(157,879,360)		(231,726,840)	(154,858,369)

800,751	2,865,454	3,434,689	7,743,927		977,922	2,025,910
21,331	—	1,913,919	2,479,730		28,411	82,913
(841,925)	(2,896,681)	(8,302,890)	(7,058,409)		(1,013,831)	(1,989,083)
$(13,834,107)	$9,796,775	$(6,097,823)	$(14,417,308)		$(15,996,675)	$(24,583,262)

469,698	1,812,264	1,033,179	1,438,627	(a)	1,496,142	1,013,486
7,223	—	458,905	523,938		1,741	10,730
(722,499)	(1,605,598)	(1,624,493)	(2,261,094	)(a)	(1,627,412)	(1,257,323)

16,174	66,083	129,277	140,132	(a)	8,190	20,130
437	—	47,896	50,207		222	833
(17,338)	(65,504)	(232,375)	(135,100	)(a)	(8,872)	(19,559)
(246,305)	207,245	(187,611)	(243,290)		(129,989)	(231,703)

See accompanying notes to the financial statements.

272 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Value ProFund		Mid-Cap Growth ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$46,787	$42,640	$(52,714)	$(157,035)
Net realized gains (losses) on investments	(1,499,883)	444,719	761,142	9,710,631
Change in net unrealized appreciation/depreciation on investments	161,787	1,074,718	(1,262,045)	(1,694,970)
Change in net assets resulting from operations	(1,291,309)	1,562,077	(553,617)	7,858,626

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(54,514)	—	(754,907)	(900,289)
Service Class	—	—	(195,807)	(23,485)
Change in net assets resulting from distributions	(54,514)	—	(950,714)	(923,774)
Change in net assets resulting from capital transactions	15,135,985	(1,497,561)	232,604	(41,428,888)
Change in net assets	13,790,162	64,516	(1,271,727)	(34,494,036)

NET ASSETS:
Beginning of period	6,189,358	6,124,842	4,501,232	38,995,268
End of period	$19,979,520	$6,189,358	$3,229,505	$4,501,232

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$196,660,120	$71,075,799	$7,199,107	$48,789,648
Distributions reinvested	53,624	—	734,376	897,373
Value of shares redeemed	(181,574,471)	(72,513,348)	(7,743,636)	(90,908,578)
Service Class
Proceeds from shares issued	2,690,642	2,531,629	93,641	780,534
Distributions reinvested	—	—	195,807	23,485
Value of shares redeemed	(2,693,930)	(2,591,641)	(246,691)	(1,011,350)
Change in net assets resulting from capital transactions	$15,135,985	$(1,497,561)	$232,604	$(41,428,888)

SHARE TRANSACTIONS:
Investor Class
Issued	2,295,124	920,150	66,311	460,702
Reinvested	605	—	7,133	7,893
Redeemed	(2,126,135)	(943,098)	(71,821)	(833,624)
Service Class
Issued	36,280	37,174	1,160	7,750
Reinvested	—	—	2,512	253
Redeemed	(36,578)	(37,445)	(3,351)	(10,249)
Change in shares	169,296	(23,219)	1,944	(367,275)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 273

Mid-Cap ProFund		Mid-Cap Value ProFund		Nasdaq-100 ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021

$(58,056)	$(94,017)	$10,992	$2,397	$(1,287,510)	$(1,440,710)
400,144	2,291,576	(127,566)	1,354,027	7,131,245	49,548,419
(992,443)	744,330	160,874	1,227,070	(19,248,560)	(1,140,246)
(650,355)	2,941,889	44,300	2,583,494	(13,404,825)	46,967,463

(195,168)	(11,749)	(42,506)	(10,633)	(3,999,176)	(1,699,607)
(22,254)	(2,036)	(7,667)	—	(342,038)	(140,663)
(217,422)	(13,785)	(50,173)	(10,633)	(4,341,214)	(1,840,270)
(2,246,569)	(676,065)	16,861,257	(1,674,193)	(87,693,213)	(1,387,478)
(3,114,346)	2,252,039	16,855,384	898,668	(105,439,252)	43,739,715

7,014,635	4,762,596	5,504,898	4,606,230	160,785,238	117,045,523
$3,900,289	$7,014,635	$22,360,282	$5,504,898	$55,345,986	$160,785,238

$17,510,158	$28,832,033	$73,903,448	$52,039,590	$3,463,415,263	$2,010,517,783
120,731	11,464	42,417	10,512	3,780,484	1,622,688
(19,947,769)	(29,590,660)	(57,086,904)	(53,728,467)	(3,556,167,221)	(2,010,283,479)

120,057	9,993,910	2,162,554	1,058,114	53,199,888	36,545,794
22,254	2,036	7,667	—	342,038	140,552
(72,000)	(9,924,848)	(2,167,925)	(1,053,942)	(52,263,665)	(39,930,816)
$(2,246,569)	$(676,065)	$16,861,257	$(1,674,193)	$(87,693,213)	$(1,387,478)

154,475	285,432	784,052	644,678	27,689,914	16,905,892
1,072	139	433	133	25,728	13,605
(180,045)	(284,137)	(602,063)	(661,236)	(28,396,858)	(16,860,603)

1,407	111,497	28,513	13,861	563,395	370,016
248	30	98	—	2,947	1,468
(811)	(111,221)	(28,653)	(13,685)	(556,568)	(404,105)
(23,654)	1,740	182,380	(16,249)	(671,442)	26,273

See accompanying notes to the financial statements.

274 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil & Gas UltraSector ProFund		Oil Equipment & Services UltraSector ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$577,339	$283,287	$(160,301)	$(161,626)
Net realized gains (losses) on investments	7,460,614	1,997,497	(466,312)	(5,734,702)
Change in net unrealized appreciation/depreciation on investments	13,388,753	5,231,581	1,398,731	3,732,324
Change in net assets resulting from operations	21,426,706	7,512,365	772,118	(2,164,004)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(414,015)	(215,825)	—	(17,573)
Service Class	(13,283)	(11,849)	—	—
Change in net assets resulting from distributions	(427,298)	(227,674)	—	(17,573)
Change in net assets resulting from capital transactions	(7,108,958)	11,693,861	(2,355,793)	8,271,097
Change in net assets	13,890,450	18,978,552	(1,583,675)	6,089,520

NET ASSETS:
Beginning of period	31,148,210	12,169,658	15,850,499	9,760,979
End of period	$45,038,660	$31,148,210	$14,266,824	$15,850,499

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$188,690,403	$152,137,320	$101,297,538	$213,228,688
Distributions reinvested	386,402	213,432	—	17,324
Value of shares redeemed	(195,583,169)	(141,055,955)	(105,344,675)	(204,879,642)
Service Class
Proceeds from shares issued	13,136,042	4,492,764	24,372,537	4,404,406
Distributions reinvested	13,258	11,844	—	—
Value of shares redeemed	(13,751,894)	(4,105,544)	(22,681,193)	(4,499,679)
Change in net assets resulting from capital transactions	$(7,108,958)	$11,693,861	$(2,355,793)	$8,271,097

SHARE TRANSACTIONS:
Investor Class
Issued	6,281,182	9,020,144	1,351,642	3,646,596	(a)
Reinvested	16,727	16,317	—	349
Redeemed	(6,718,207)	(8,462,784)	(1,430,929)	(3,657,117	)(a)
Service Class
Issued	479,881	318,482	335,521	89,261	(a)
Reinvested	671	1,056	—	—
Redeemed	(494,893)	(295,922)	(328,597)	(88,700	)(a)
Change in shares	(434,639)	597,293	(72,363)	(9,611)

(a)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 275

Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021

$(14,120)	$(16,572)	$72,320	$(162,412)	$(198,046)	$(34,383)
107,867	1,659,695	(4,277,062)	(5,264,677)	252,022	2,364,581
165,151	(500,021)	(7,386,293)	(7,855,497)	(938,380)	1,503,506
258,898	1,143,102	(11,591,035)	(13,282,586)	(884,404)	3,833,704

(170,180)	(15,009)	—	—	(3,139,295)	—
(16,100)	(1,611)	—	—	(132,185)	—
(186,280)	(16,620)	—	—	(3,271,480)	—
(235,100)	(882,743)	(6,178,391)	5,646,771	(24,357,633)	26,674,837
(162,482)	243,739	(17,769,426)	(7,635,815)	(28,513,517)	30,508,541

4,279,370	4,035,631	37,505,388	45,141,203	35,840,678	5,332,137
$4,116,888	$4,279,370	$19,735,962	$37,505,388	$7,327,161	$35,840,678

$25,111,931	$10,153,624	$204,035,657	$252,174,845	$199,456,267	$68,460,665
170,163	15,008	—	—	3,097,248	—
(25,565,704)	(10,985,357)	(210,692,141)	(247,454,352)	(226,656,434)	(42,180,568)

2,971,620	693,776	8,733,110	11,017,939	3,291,269	2,743,120
16,100	1,611	—	—	132,152	—
(2,939,210)	(761,405)	(8,255,017)	(10,091,661)	(3,678,135)	(2,348,380)
$(235,100)	$(882,743)	$(6,178,391)	$5,646,771	$(24,357,633)	$26,674,837

854,563	372,316	3,532,959	3,550,180	3,205,846	1,238,738
5,625	558	—	—	51,057	—
(857,151)	(406,076)	(3,620,692)	(3,489,753)	(3,675,854)	(803,514)

119,145	29,385	170,642	185,237	60,570	53,496
632	70	—	—	2,343	—
(120,029)	(32,423)	(164,414)	(173,916)	(67,790)	(45,767)
2,785	(36,170)	(81,505)	71,748	(423,828)	442,953

See accompanying notes to the financial statements.

276 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Rising Rates Opportunity ProFund		Rising Rates Opportunity 10 ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(244,631)	$(236,430)	$(48,707)	$(40,989)
Net realized gains (losses) on investments	4,136,521	101,722	444,055	73,938
Change in net unrealized appreciation/depreciation on investments	(370,622)	128,697	(108,452)	2,798
Change in net assets resulting from operations	3,521,268	(6,011)	286,896	35,747

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	32,754,027	3,585,749	1,454,648	61,539
Change in net assets	36,275,295	3,579,738	1,741,544	97,286

NET ASSETS:
Beginning of period	9,771,689	6,191,951	1,953,050	1,855,764
End of period	$46,046,984	$9,771,689	$3,694,594	$1,953,050

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$245,857,183	$134,223,972	$12,358,003	$5,216,759
Distributions reinvested	—	—	—	—
Value of shares redeemed	(213,415,352)	(131,094,860)	(11,558,312)	(5,195,276)
Service Class
Proceeds from shares issued	5,113,630	6,590,619	1,333,246	116,437
Distributions reinvested	—	—	—	—
Value of shares redeemed	(4,801,434)	(6,133,982)	(678,289)	(76,381)
Change in net assets resulting from capital transactions	$32,754,027	$3,585,749	$1,454,648	$61,539

SHARE TRANSACTIONS:
Investor Class
Issued	8,709,150	5,135,728	931,791	414,124
Reinvested	—	—	—	—
Redeemed	(7,641,952)	(5,055,063)	(862,453)	(412,947)
Service Class
Issued	180,655	293,780	106,614	9,910
Reinvested	—	—	—	—
Redeemed	(168,491)	(267,583)	(55,153)	(6,591)
Change in shares	1,079,362	106,862	120,799	4,496

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 277

Rising U.S. Dollar ProFund		Semiconductor UltraSector ProFund		Short Nasdaq-100 ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021

$(257,726)	$(117,538)	$(602,942)	$(566,220)	$(261,290)	$(114,479)
2,442,866	(356,187)	(19,937,542)	28,513,176	2,237,013	3,006,226
(569,212)	257,620	(6,515,813)	21,637,958	(2,244,459)	592,355
1,615,928	(216,105)	(27,056,297)	49,584,914	(268,736)	3,484,102

—	—	(5,771,185)	—	—	—
—	—	(383,586)	—	—	—
—	—	(6,154,771)	—	—	—
38,944,514	(793,351)	16,556,209	(17,905,379)	78,431,341	(4,329,078)
40,560,442	(1,009,456)	(16,654,859)	31,679,535	78,162,605	(844,976)

6,316,434	7,325,890	85,221,256	53,541,721	1,874,905	2,719,881
$46,876,876	$6,316,434	$68,566,397	$85,221,256	$80,037,510	$1,874,905

$94,416,418	$14,185,594	$227,368,001	$159,232,200	$2,387,770,240	$833,805,013
—	—	5,744,467	—	—	—
(55,603,921)	(14,970,784)	(217,121,980)	(178,183,076)	(2,309,519,120)	(837,987,668)

2,883,977	—	14,011,667	8,845,484	2,861,814	3,638,593
—	—	379,701	—	—	—
(2,751,960)	(8,161)	(13,825,647)	(7,799,987)	(2,681,593)	(3,785,016)
$38,944,514	$(793,351)	$16,556,209	$(17,905,379)	$78,431,341	$(4,329,078)

3,178,922	520,033	1,826,208	1,796,418	163,082,891	48,540,893
—	—	37,011	—	—	—
(1,886,060)	(548,886)	(1,847,392)	(1,927,664)	(157,816,792)	(48,532,441)

112,114	—	167,222	119,946	200,154	231,819
—	—	3,306	—	—	—
(107,440)	(339)	(168,716)	(104,696)	(190,301)	(240,186)
1,297,536	(29,192)	17,639	(115,996)	5,275,952	85

See accompanying notes to the financial statements.

278 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Oil & Gas ProFund		Short Precious Metals ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(18,466)	$(32,652)	$(45,436)	$(39,426)
Net realized gains (losses) on investments	(432,529)	(568,825)	1,287,502	508,774
Change in net unrealized appreciation/depreciation on investments	(169,544)	(134,116)	(116,521)	(33,382)
Change in net assets resulting from operations	(620,539)	(735,593)	1,125,545	435,966

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	2,324,899	(1,657,382)	(1,195,010)	92,950
Change in net assets	1,704,360	(2,392,975)	(69,465)	528,916

NET ASSETS:
Beginning of period	442,787	2,835,762	2,158,391	1,629,475
End of period	$2,147,147	$442,787	$2,088,926	$2,158,391

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$38,986,646	$48,070,943	$94,308,665	$76,406,693
Distributions reinvested	—	—	—	—
Value of shares redeemed	(36,653,630)	(49,743,506)	(95,498,386)	(76,256,193)
Service Class
Proceeds from shares issued	823,198	903,228	348,721	204,810
Distributions reinvested	—	—	—	—
Value of shares redeemed	(831,315)	(888,047)	(354,010)	(262,360)
Change in net assets resulting from capital transactions	$2,324,899	$(1,657,382)	$(1,195,010)	$92,950

SHARE TRANSACTIONS:
Investor Class
Issued	1,646,654	1,133,846	6,232,437	4,972,462
Reinvested	—	—	—	—
Redeemed	(1,537,892)	(1,171,282)	(6,258,255)	(4,935,534)
Service Class
Issued	35,451	22,237	23,584	14,100
Reinvested	—	—	—	—
Redeemed	(35,499)	(22,026)	(23,588)	(17,670)
Change in shares	108,714	(37,225)	(25,822)	33,358

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 279

Short Real Estate ProFund		Short Small-Cap ProFund		Small-Cap Growth ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021

$(9,301)	$(17,896)	$(67,280)	$(27,237)	$(64,260)	$(126,024)
(7,575)	(317,484)	(1,121,763)	(937,196)	972,387	4,759,076
(100,431)	58,558	(55,529)	6,386	(2,135,611)	1,498,090
(117,307)	(276,822)	(1,244,572)	(958,047)	(1,227,484)	6,131,142

—	—	—	—	(474,548)	—
—	—	—	—	(82,692)	—
—	—	—	—	(557,240)	—
1,477,009	(933,675)	1,705,984	235,709	2,711,131	(4,885,876)
1,359,702	(1,210,497)	461,412	(722,338)	926,407	1,245,266

529,479	1,739,976	1,112,473	1,834,811	9,895,094	8,649,828
$1,889,181	$529,479	$1,573,885	$1,112,473	$10,821,501	$9,895,094

$12,265,248	$12,975,678	$241,408,430	$70,896,851	$31,765,935	$94,976,082
—	—	—	—	471,116	—
(10,788,221)	(13,909,828)	(239,845,757)	(70,665,699)	(30,129,975)	(99,601,033)

52	9,000	392,452	6,638	832,981	1,118,246
—	—	—	—	82,692	—
(70)	(8,525)	(249,141)	(2,081)	(311,618)	(1,379,171)
$1,477,009	$(933,675)	$1,705,984	$235,709	$2,711,131	$(4,885,876)

1,478,673	1,262,562	34,002,686	8,820,499	316,193	860,093
—	—	—	—	4,002	—
(1,310,004)	(1,349,870)	(33,968,955)	(8,821,413)	(298,244)	(879,712)

7	948	51,682	847	10,390	11,578
—	—	—	—	902	—
(10)	(887)	(32,024)	(213)	(3,962)	(14,579)
168,666	(87,247)	53,389	(280)	29,281	(22,620)

See accompanying notes to the financial statements.

280 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap ProFund		Small-Cap Value ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(69,990)	$(107,241)	$(11,483)	$7,179
Net realized gains (losses) on investments	599,577	1,722,380	602,889	1,345,729
Change in net unrealized appreciation/depreciation on investments	(435,645)	744,635	(1,858,027)	3,517,472
Change in net assets resulting from operations	93,942	2,359,774	(1,266,621)	4,870,380

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(23,714)	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	(23,714)	—
Change in net assets resulting from capital transactions	(7,055,324)	4,281,848	(5,023,667)	6,123,236
Change in net assets	(6,961,382)	6,641,622	(6,314,002)	10,993,616

NET ASSETS:
Beginning of period	9,908,230	3,266,608	15,545,622	4,552,006
End of period	$2,946,848	$9,908,230	$9,231,620	$15,545,622

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$210,952,103	$245,174,451	$105,967,172	$91,814,324
Distributions reinvested	—	—	23,629	—
Value of shares redeemed	(217,738,424)	(241,223,974)	(111,077,572)	(85,716,345)
Service Class
Proceeds from shares issued	188,543	888,507	1,912,961	3,579,209
Distributions reinvested	—	—	—	—
Value of shares redeemed	(457,546)	(557,136)	(1,849,857)	(3,553,952)
Change in net assets resulting from capital transactions	$(7,055,324)	$4,281,848	$(5,023,667)	$6,123,236

SHARE TRANSACTIONS:
Investor Class
Issued	1,939,029	2,291,800	1,008,282	951,025
Reinvested	—	—	216	—
Redeemed	(1,991,209)	(2,251,374)	(1,065,382)	(875,850)
Service Class
Issued	2,017	9,653	23,089	44,632
Reinvested	—	—	—	—
Redeemed	(4,961)	(6,330)	(22,368)	(41,616)
Change in shares	(55,124)	43,749	(56,163)	78,191

(a)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 281

Technology UltraSector ProFund		Telecommunications UltraSector ProFund		UltraBear ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021

$(811,282)	$(770,517)	$4,055	$4,120	$(143,628)	$(147,330)
(6,894,101)	25,012,316	(118,253)	155,289	749,207	(6,556,416)
(11,221,431)	10,097,838	(94,650)	91,673	(578,030)	186,989
(18,926,814)	34,339,637	(208,848)	251,082	27,549	(6,516,757)

(6,765,946)	(1,520,272)	(6,192)	(4,660)	—	(37,071)
(517,236)	(114,991)	—	—	—	—
(7,283,182)	(1,635,263)	(6,192)	(4,660)	—	(37,071)
(28,047,314)	(20,712,222)	(138,674)	22,353	5,720,851	2,053,106
(54,257,310)	11,992,152	(353,714)	268,775	5,748,400	(4,500,722)

101,837,776	89,845,624	1,174,414	905,639	5,451,867	9,952,589
$47,580,466	$101,837,776	$820,700	$1,174,414	$11,200,267	$5,451,867

$109,677,480	$160,181,638	$9,555,952	$7,118,775	$212,449,582	$183,530,963
6,663,004	1,482,315	5,017	4,609	—	35,894
(143,485,268)	(183,851,579)	(9,679,779)	(7,101,480)	(206,755,449)	(181,492,567)

87,140,768	22,132,908	1,022,917	293,551	958,273	797,199
517,236	114,991	—	—	—	—
(88,560,534)	(20,772,495)	(1,042,781)	(293,102)	(931,555)	(818,383)
$(28,047,314)	$(20,712,222)	$(138,674)	$22,353	$5,720,851	$2,053,106

919,390	1,707,134	404,710	317,837	10,285,063	6,410,429	(a)
48,297	15,929	183	219	—	1,140
(1,243,696)	(2,111,447)	(410,213)	(317,904)	(9,998,286)	(6,384,436	)(a)

956,671	274,849	44,319	12,720	49,056	30,894	(a)
4,683	1,505	—	—	—	—
(977,586)	(258,693)	(45,562)	(12,725)	(49,237)	(32,023	)(a)
(292,241)	(370,723)	(6,563)	147	286,596	26,004

See accompanying notes to the financial statements.

282 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBull ProFund		UltraChina ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(409,057)	$(585,775)	$(74,929)	$(238,254)
Net realized gains (losses) on investments	(12,984,531)	41,024,460	(18,052,569)	(11,259,517)
Change in net unrealized appreciation/depreciation on investments	(4,915,323)	18,826,358	(3,389,190)	(41,839)
Change in net assets resulting from operations	(18,308,911)	59,265,043	(21,516,688)	(11,539,610)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(7,409,540)	(13,488,142)	—	—
Service Class	(216,056)	(249,797)	—	—
Change in net assets resulting from distributions	(7,625,596)	(13,737,939)	—	—
Change in net assets resulting from capital transactions	(1,179,876)	(16,346,043)	19,606,897	11,962,459
Change in net assets	(27,114,383)	29,181,061	(1,909,791)	422,849

NET ASSETS:
Beginning of period	130,864,122	101,683,061	18,049,304	17,626,455
End of period	$103,749,739	$130,864,122	$16,139,513	$18,049,304

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$587,034,856	$780,900,902	$185,081,878	$176,467,233
Distributions reinvested	7,312,208	13,341,141	—	—
Value of shares redeemed	(595,332,161)	(810,534,382)	(166,201,928)	(162,647,148)
Service Class
Proceeds from shares issued	40,433,389	13,591,204	6,363,662	8,950,334
Distributions reinvested	216,056	249,797	—	—
Value of shares redeemed	(40,844,224)	(13,894,705)	(5,636,715)	(10,807,960)
Change in net assets resulting from capital transactions	$(1,179,876)	$(16,346,043)	$19,606,897	$11,962,459

SHARE TRANSACTIONS:
Investor Class
Issued	5,546,384	8,603,573	31,815,197	8,162,546
Reinvested	70,235	165,070	—	—
Redeemed	(5,620,713)	(9,021,417)	(28,837,028)	(7,534,296)
Service Class
Issued	509,210	181,682	1,262,659	450,094
Reinvested	2,650	3,871	—	—
Redeemed	(513,641)	(185,084)	(1,039,634)	(582,082)
Change in shares	(5,875)	(252,305)	3,201,194	496,262

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 283

UltraDow 30 ProFund		UltraEmerging Markets ProFund		UltraInternational ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021

$(59,822)	$(158,869)	$71,325	$(104,185)	$(38,562)	$(67,090)
(4,529,289)	13,515,086	(2,411,724)	3,118,485	(801,693)	1,652,457
(541,396)	3,815,475	(2,891,149)	1,523,572	57,206	278,041
(5,130,507)	17,171,692	(5,231,548)	4,537,872	(783,049)	1,863,408

(2,463,674)	(610,071)	—	—	—	—
(79,950)	(26,223)	—	—	—	—
(2,543,624)	(636,294)	—	—	—	—
74,890	(2,894,894)	1,670,127	(8,744,550)	(22,111)	(2,859,836)
(7,599,241)	13,640,504	(3,561,421)	(4,206,678)	(805,160)	(996,428)

40,412,695	26,772,191	9,321,782	13,528,460	3,151,548	4,147,976
$32,813,454	$40,412,695	$5,760,361	$9,321,782	$2,346,388	$3,151,548

$77,113,965	$119,605,718	$43,083,489	$87,581,394	$17,512,907	$42,509,181
2,443,673	598,752	—	—	—	—
(79,218,035)	(123,129,400)	(41,279,339)	(96,255,600)	(17,528,809)	(45,293,025)

2,252,742	1,698,870	2,736,717	8,619,737	921,323	1,785,704
76,910	25,794	—	—	—	—
(2,594,365)	(1,694,628)	(2,870,740)	(8,690,081)	(927,532)	(1,861,696)
$74,890	$(2,894,894)	$1,670,127	$(8,744,550)	$(22,111)	$(2,859,836)

1,224,357	2,242,739	775,624	989,742	949,650	2,396,960
36,681	11,920	—	—	—	—
(1,260,160)	(2,332,914)	(752,759)	(1,088,821)	(937,618)	(2,561,061)

40,972	36,918	42,639	106,783	48,422	109,259
1,365	595	—	—	—	—
(47,213)	(35,524)	(44,904)	(108,196)	(49,227)	(112,527)
(3,998)	(76,266)	20,600	(100,492)	11,227	(167,369)

See accompanying notes to the financial statements.

284 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		UltraLatin America ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(216,892)	$(285,087)	$895,739	$202,567
Net realized gains (losses) on investments	(1,841,360)	6,354,446	(592,830)	5,200,289
Change in net unrealized appreciation/depreciation on investments	2,168,281	(546,935)	(2,561,817)	3,518,368
Change in net assets resulting from operations	110,029	5,522,424	(2,258,908)	8,921,224

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(1,957,534)	—	(700,829)	(103,295)
Service Class	(23,373)	—	(3,119)	(299)
Change in net assets resulting from distributions	(1,980,907)	—	(703,948)	(103,594)
Change in net assets resulting from capital transactions	(7,958)	(1,444,184)	(3,433,010)	(8,553,674)
Change in net assets	(1,878,836)	4,078,240	(6,395,866)	263,956

NET ASSETS:
Beginning of period	14,743,170	10,664,930	16,086,642	15,822,686
End of period	$12,864,334	$14,743,170	$9,690,776	$16,086,642

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$23,136,059	$33,563,243	$61,958,936	$108,526,192
Distributions reinvested	1,931,206	—	695,284	103,129
Value of shares redeemed	(25,064,105)	(34,991,209)	(66,060,487)	(117,130,692)
Service Class
Proceeds from shares issued	2,426,046	1,548,374	2,635,355	3,529,666
Distributions reinvested	23,373	—	3,119	299
Value of shares redeemed	(2,460,537)	(1,564,592)	(2,665,217)	(3,582,268)
Change in net assets resulting from capital transactions	$(7,958)	$(1,444,184)	$(3,433,010)	$(8,553,674)

SHARE TRANSACTIONS:
Investor Class
Issued	781,101	1,048,723	3,760,085	7,675,974
Reinvested	58,504	—	50,056	6,172
Redeemed	(844,912)	(1,096,149)	(3,992,888)	(8,328,761)
Service Class
Issued	102,257	55,054	160,982	240,359
Reinvested	871	—	231	18
Redeemed	(103,437)	(55,878)	(161,657)	(241,891)
Change in shares	(5,616)	(48,250)	(183,191)	(648,129)

(a)  As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 285

UltraMid-Cap ProFund		UltraNasdaq-100 ProFund			UltraShort China ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021		Year Ended July 31, 2022	Year Ended July 31, 2021

$(203,224)	$(324,008)	$(8,132,772)	$(9,218,621)		$(45,895)	$(17,455)
(4,207,923)	21,553,550	(172,336,450)	385,879,527		(3,336,675)	668,372
(3,975,451)	9,103,349	(118,318,583)	128,157,884		529,194	(388,798)
(8,386,598)	30,332,891	(298,787,805)	504,818,790		(2,853,376)	262,119

(2,662,144)	—	(160,235,818)	(80,801,575)		—	—
(67,066)	—	(4,885,875)	(2,373,487)		—	—
(2,729,210)	—	(165,121,693)	(83,175,062)		—	—
(7,145,985)	1,528,795	(72,695,894)	55,383,868		1,985,873	1,449,529
(18,261,793)	31,861,686	(536,605,392)	477,027,596		(867,503)	1,711,648

62,881,150	31,019,464	1,120,270,485	643,242,889		2,346,894	635,246
$44,619,357	$62,881,150	$583,665,093	$1,120,270,485		$1,479,391	$2,346,894

$82,405,703	$195,416,035	$6,411,842,913	$5,161,209,021		$75,578,069	$51,166,599
2,617,245	—	155,791,807	77,131,534		—	—
(92,088,970)	(193,740,125)	(6,642,871,341)	(5,182,921,512)		(73,778,098)	(49,715,951)

2,921,263	7,602,041	26,948,739	26,771,308		960,976	352,354
67,066	—	4,754,067	2,359,556		—	—
(3,068,292)	(7,749,156)	(29,162,079)	(29,166,039)		(775,074)	(353,473)
$(7,145,985)	$1,528,795	$(72,695,894)	$55,383,868		$1,985,873	$1,449,529

1,300,862	3,588,244	85,922,710	67,509,246	(a)	4,110,501	4,021,641
39,529	—	1,657,378	1,039,926		—	—
(1,429,534)	(3,590,587)	(88,857,348)	(67,646,714	)(a)	(4,125,751)	(3,921,183)

55,535	156,776	386,431	433,340	(a)	48,820	28,903
1,283	—	68,932	41,447		—	—
(58,941)	(157,725)	(429,333)	(478,582	)(a)	(48,359)	(29,085)
(91,266)	(3,292)	(1,251,230)	898,663		(14,789)	100,276

See accompanying notes to the financial statements.

286 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Dow 30 ProFund			UltraShort Emerging Markets ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021		Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(41,615)	$(74,517)		$(15,100)	$(15,276)
Net realized gains (losses) on investments	40,035	(2,949,287)		4,627	(471,701)
Change in net unrealized appreciation/depreciation on investments	(130,542)	(67,703)		65,310	(77,642)
Change in net assets resulting from operations	(132,122)	(3,091,507)		54,837	(564,619)
Change in net assets resulting from capital transactions	(247,618)	509,117		629,823	121,496
Change in net assets	(379,740)	(2,582,390)		684,660	(443,123)

NET ASSETS:
Beginning of period	3,026,578	5,608,968		593,249	1,036,372
End of period	$2,646,838	$3,026,578		$1,277,909	$593,249

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$24,311,975	$36,931,352		$22,921,108	$28,735,607
Value of shares redeemed	(24,606,552)	(36,332,238)		(22,254,158)	(28,628,322)
Service Class
Proceeds from shares issued	283,182	101,337		1,729,309	3,098,732
Value of shares redeemed	(236,223)	(191,334)		(1,766,436)	(3,084,521)
Change in net assets resulting from capital transactions	$(247,618)	$509,117		$629,823	$121,496

SHARE TRANSACTIONS:
Investor Class
Issued	1,191,162	1,329,209	(a)	845,239	1,204,840	(a)
Redeemed	(1,211,536)	(1,318,722	)(a)	(826,380)	(1,205,269	)(a)
Service Class
Issued	14,805	3,470	(a)	80,545	129,679	(a)
Redeemed	(12,153)	(6,215	)(a)	(80,832)	(129,914	)(a)
Change in shares	(17,722)	7,742		18,572	(664)

(a)  As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 287

UltraShort International ProFund			UltraShort Japan ProFund		UltraShort Latin America ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021		Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021

$(29,319)	$(32,724)		$(5,108)	$(7,557)	$(17,818)	$(34,508)
(110,073)	(1,120,240)		(87,803)	(125,533)	(360,275)	(1,877,375)
(89,230)	(175,965)		(25,480)	(40,336)	(119,024)	(168,423)
(228,622)	(1,328,929)		(118,391)	(173,426)	(497,117)	(2,080,306)
1,238,341	510,533		56,905	(409,172)	1,488,833	(280,697)
1,009,719	(818,396)		(61,486)	(582,598)	991,716	(2,361,003)

1,636,645	2,455,041		261,900	844,498	812,232	3,173,235
$2,646,364	$1,636,645		$200,414	$261,900	$1,803,948	$812,232

$23,328,525	$12,690,540		$11,429,220	$11,695,004	$34,663,920	$45,384,596
(22,113,341)	(12,180,381)		(11,341,116)	(12,134,986)	(33,183,439)	(45,679,802)

304,492	2,961		40,043	42,167	1,353,111	2,064,965
(281,335)	(2,587)		(71,242)	(11,357)	(1,344,759)	(2,050,456)
$1,238,341	$510,533		$56,905	$(409,172)	$1,488,833	$(280,697)

940,018	416,189	(a)	991,820	826,620	3,289,981	2,656,787
(913,359)	(401,410	)(a)	(990,794)	(845,940)	(3,172,499)	(2,691,901)

11,899	78	(a)	4,431	3,605	140,783	159,501
(11,901)	(79	)(a)	(6,946)	(1,089)	(140,782)	(159,992)
26,657	14,778		(1,489)	(16,804)	117,483	(35,605)

See accompanying notes to the financial statements.

288 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Nasdaq-100 ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(21,691)	$(32,414)	$(336,424)	$(310,178)
Net realized gains (losses) on investments	(68,458)	(1,669,401)	(3,355,620)	6,366,794
Change in net unrealized appreciation/depreciation on investments	(18,898)	(47,870)	(6,059,081)	1,930,719
Change in net assets resulting from operations	(109,047)	(1,749,685)	(9,751,125)	7,987,335

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(6,099)
Change in net assets resulting from distributions	—	—	—	(6,099)
Change in net assets resulting from capital transactions	123,216	464,023	101,278,744	(8,144,025)
Change in net assets	14,169	(1,285,662)	91,527,619	(162,789)

NET ASSETS:
Beginning of period	1,463,095	2,748,757	9,465,299	9,628,088
End of period	$1,477,264	$1,463,095	$100,992,918	$9,465,299

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$13,566,232	$22,831,902	$3,433,169,405	$1,619,137,898
Distributions reinvested	—	—	—	5,816
Value of shares redeemed	(13,481,529)	(22,409,510)	(3,331,910,049)	(1,627,463,105)
Service Class
Proceeds from shares issued	54,210	122,189	733,334	5,958,301
Value of shares redeemed	(15,697)	(80,558)	(713,946)	(5,782,935)
Change in net assets resulting from capital transactions	$123,216	$464,023	$101,278,744	$(8,144,025)

SHARE TRANSACTIONS:
Investor Class
Issued	2,589,941	2,849,991	215,570,846	54,542,505	(a)
Reinvested	—	—	—	249
Redeemed	(2,581,359)	(2,787,887)	(209,779,074)	(54,215,707	)(a)
Service Class
Issued	10,593	17,208	50,598	284,538	(a)
Redeemed	(2,931)	(14,815)	(51,612)	(277,227	)(a)
Change in shares	16,244	64,497	5,790,758	334,358

(a)  As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 289

UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund		U.S. Government Plus ProFund
Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2022	Year Ended July 31, 2021

$(69,085)	$(118,634)	$(586,805)	$(766,796)	$(204,594)	$(188,980)
222,449	(6,416,308)	(24,740,578)	33,590,003	(4,080,528)	(3,092,778)
118,852	(301,265)	(6,450,265)	10,578,359	(151,076)	(461,278)
272,216	(6,836,207)	(31,777,648)	43,401,566	(4,436,198)	(3,743,036)

—	—	—	—	—	—
—	—	—	—	—	—
(4,508,299)	7,505,297	(16,551,093)	23,710,296	(12,733,781)	5,452,355
(4,236,083)	669,090	(48,328,741)	67,111,862	(17,169,979)	1,709,319

8,589,032	7,919,942	101,141,504	34,029,642	26,021,050	24,311,731
$4,352,949	$8,589,032	$52,812,763	$101,141,504	$8,851,071	$26,021,050

$82,946,443	$123,161,547	$620,574,038	$819,249,211	$468,167,292	$249,390,358
—	—	—	—	—	—
(87,075,044)	(116,118,960)	(636,977,693)	(795,780,334)	(479,803,815)	(243,841,186)

2,258,052	2,564,577	8,938,324	24,151,688	1,956,228	5,676,297
(2,637,750)	(2,101,867)	(9,085,762)	(23,910,269)	(3,053,486)	(5,773,114)
$(4,508,299)	$7,505,297	$(16,551,093)	$23,710,296	$(12,733,781)	$5,452,355

10,923,532	12,182,113	8,072,582	11,497,660	7,572,365	3,623,278
—	—	—	—	—	—
(11,514,143)	(11,456,203)	(8,315,784)	(11,186,978)	(7,758,669)	(3,529,043)

333,979	328,536	137,760	402,157	36,162	86,771
(388,133)	(262,122)	(146,583)	(396,141)	(52,565)	(87,768)
(644,765)	792,324	(252,025)	316,698	(202,707)	93,238

See accompanying notes to the financial statements.

290 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Utilities UltraSector ProFund
	Year Ended July 31, 2022	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$37,098	$11,543
Net realized gains (losses) on investments	(188,312)	1,226,994
Change in net unrealized appreciation/depreciation on investments	1,316,825	(155,218)
Change in net assets resulting from operations	1,165,611	1,083,319

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(16,661)	(45,473	)(a)
Change in net assets resulting from distributions	(16,661)	(45,473)
Change in net assets resulting from capital transactions	3,652,389	(1,317,530)
Change in net assets	4,801,339	(279,684)

NET ASSETS:
Beginning of period	8,785,845	9,065,529
End of period	$13,587,184	$8,785,845

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$42,361,389	$30,768,460
Distributions reinvested	16,614	44,822
Value of shares redeemed	(39,414,444)	(32,097,834)
Service Class
Proceeds from shares issued	4,266,677	1,357,975
Value of shares redeemed	(3,577,847)	(1,390,953)
Change in net assets resulting from capital transactions	$3,652,389	$(1,317,530)

SHARE TRANSACTIONS:
Investor Class
Issued	655,340	565,097
Reinvested	250	843
Redeemed	(620,543)	(592,049)
Service Class
Issued	71,156	26,895
Redeemed	(61,361)	(27,421)
Change in shares	44,842	(26,635)

(a)  Subsequent to the issuance of the July 31, 2021 financial statements, $14,289 of the distribution for the Investor class was determined to be a return of capital.

See accompanying notes to the financial statements.

Consolidated Statements of Changes in Net Assets

292 :: Consolidated Statements of Changes in Net Assets :: For the Periods Indicated

	Bitcoin Strategy ProFund		Short Bitcoin Strategy ProFund
	Year Ended July 31, 2022	Period from July 28, 2021 (commencement of operations) to July 31, 2021	Period from June 21, 2022 (commencement of operations) to July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(294,838)	$(47)	$(727)
Net realized gains (losses) on investments	(25,491,123)	(65)	(100,369)
Change in net unrealized appreciation/depreciation on investments	1,737,433	(4,987)	(1,137)
Change in net assets resulting from operations	(24,048,528)	(5,099)	(102,233)
Change in net assets resulting from capital transactions	47,072,708	528,624	507,642
Change in net assets	23,024,180	523,525	405,409

NET ASSETS:
Beginning of period	523,525	—	—
End of period	$23,547,705	$523,525	$405,409

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$93,634,525	$528,624	$912,843
Value of shares redeemed	(46,561,817)	—	(405,201)
Change in net assets resulting from capital transactions	$47,072,708	$528,624	$507,642

SHARE TRANSACTIONS:
Investor Class
Issued	3,537,896	21,198	37,444
Redeemed	(1,875,538)	—	(17,815)
Change in shares	1,662,358	21,198	19,629

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Statements of Cash Flows

294 :: Consolidated Statements of Cash Flows

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
	Year Ended July 31, 2022	Period from June 21, 2022 (commencement of operations) to July 31, 2022
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets from Operations	$(24,048,528)	$(102,233)
Less: Net realized gain on investments	3,895	—
Less: Change in net unrealized appreciation/depreciation of investments	3,108	83
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Proceeds from (Purchase of) short-term investments, net	(15,616,742)	(399,435)
Amortization (Accretion) of premiums and discounts, net	(19,556)	(253)
(Increase) Decrease in:
Receivable from Advisor	14,500	(20,679)
Receivable for variation margin on futures contracts	(49,738)	—
Prepaid Expenses	11,439	(24,941)
Increase (Decrease) in:
Interest payable (on reverse repurchase agreements)	3,102	78
Futures Commission Merchant (FCM) fees payable	3,510	81
Variation margin payable on futures contracts	(4,969)	1,440
Due to advisor for expenses paid in advance	(28,699)	—
Administration fees payable	1,819	41
Transfer agency fees payable	1,764	91
Fund accounting fees payable	2,276	1,273
Compliance services fees payable	78	—
Service fees payable	117	3
Other accrued expenses	11,196	15,175
Net cash provided by (used in) operating activities	$(39,711,428)	$(529,276)

Cash Flows from Financing Activities:
Proceeds from reverse repurchase agreements	3,836,056,036	1,398,423
(Repayments of) reverse repurchase agreements	(3,820,415,996)	(998,799)
Proceeds from capital shares issued	93,389,360	911,791
Cash paid for capital shares redeemed	(46,428,966)	(342,489)
Net cash provided by (used in) financing activities	$62,600,434	$968,926

Net Increase (Decrease) in Cash and Cash Collateral at Brokers	22,889,006	439,650
Cash and cash collateral at brokers at the beginning of period	454,684	—
Cash and cash collateral at brokers at the end of period	$23,343,690	$439,650

The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
Cash	16,695,978	306,296
Cash collateral at brokers for investments in futures	6,647,712	133,354
Total cash and cash collateral at brokers	$23,343,690	$439,650

Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding costs)	$25,936	$52

See accompanying notes to the financial statements.

Financial Highlights

296 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In excess of net Investment Income	Return of Capital	Total Distributions
Access Flex Bear High Yield ProFund
Investor Class
Year Ended July 31, 2022	$29.93	(0.43)	2.21	1.78	—	—	—	—
Nine Months Ended July 31, 2021	$33.20	(0.41)	(2.86)	(3.27)	—	—	—	—
Year Ended October 31, 2020	$33.78	(0.53)	(0.05)	(0.58)	—	—	—	—
Year Ended October 31, 2019	$37.85	(0.21)	(3.86)	(4.07)	—	—	—	—
Year Ended October 31, 2018	$38.27	(0.35)	(0.07)	(0.42)	—	—	—	—
Year Ended October 31, 2017(e)	$40.76	(0.50)	(1.99)	(2.49)	—	—	—	—
Service Class
Year Ended July 31, 2022	$25.68	(0.69)	1.95	1.26	—	—	—	—
Nine Months Ended July 31, 2021	$28.71	(0.61)	(2.42)	(3.03)	—	—	—	—
Year Ended October 31, 2020	$29.49	(0.82)	0.04	(0.78)	—	—	—	—
Year Ended October 31, 2019	$33.40	(0.53)	(3.38)	(3.91)	—	—	—	—
Year Ended October 31, 2018	$34.11	(0.69)	(0.02)	(0.07)	—	—	—	—
Year Ended October 31, 2017(e)	$36.49	(0.85)	(1.53)	(2.38)	—	—	—	—
Access Flex High Yield ProFund
Investor Class
Year Ended July 31, 2022	$32.91	(0.25)	(2.65)	(2.90)	—	(0.13)	—	(0.13)
Nine Months Ended July 31, 2021	$31.65	(0.34)	2.41	2.07	—	(0.81)	—	(0.81)
Year Ended October 31, 2020	$34.28	(0.39)	(0.98)	(1.37)	—	(1.14)	(0.12)	(1.26)
Year Ended October 31, 2019	$32.40	0.06	3.20	3.26	(0.06)	(1.32)	—	(1.38)
Year Ended October 31, 2018	$33.54	0.11	(0.18)	(0.07)	(0.11)	(0.69)	(0.27)	(1.07)
Year Ended October 31, 2017	$32.66	(0.16)	2.27	2.11	—	(1.23)	—	(1.23)
Service Class
Year Ended July 31, 2022	$32.53	(0.56)	(2.61)	(3.17)	—	(0.05)	—	(0.05)
Nine Months Ended July 31, 2021	$31.33	(0.59)	2.40	1.81	—	(0.61)	—	(0.61)
Year Ended October 31, 2020	$33.80	(0.71)	(0.96)	(1.67)	—	(0.72)	(0.08)	(0.80)
Year Ended October 31, 2019	$32.03	(0.27)	3.15	2.88	—	(1.11)	—	(1.11)
Year Ended October 31, 2018	$32.80	(0.21)	(0.17)	(0.38)	—	(0.29)	(0.10)	(0.39)
Year Ended October 31, 2017	$31.89	(0.48)	2.22	1.74	—	(0.83)	—	(0.83)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$31.71	5.95%		3.15%	1.78%	(1.36)%	$2,189	—
$29.93	(9.80)%		9.92%	1.78%	(1.78)%	$445	—
$33.20	(1.72)%		5.56%	1.78%	(1.56)%	$845	—
$33.78	(10.75)%		5.99%	1.78%	(0.60)%	$807	—
$37.85	(1.10)%		5.42%	1.78%	(0.92)%	$591	—
$38.27	(6.09	)%(f)	4.18%	1.78%	(1.30)%	$671	—

$26.94	4.86%		4.15%	2.78%	(2.36)%	$28	—
$25.68	(10.45)%		10.92%	2.78%	(2.78)%	$11	—
$28.71	(2.64)%		6.56%	2.78%	(2.56)%	$14	—
$29.49	(11.70)%		6.99%	2.78%	(1.60)%	$33	—
$33.40	(2.05)%		6.42%	2.78%	(1.92)%	$38	—
$34.11	(6.55	)%(f)	5.18%	2.78%	(2.30)%	$116	—

$29.88	(8.85)%		1.78%	1.78%	(0.81)%	$9,819	1,259%
$32.91	6.63%		1.97%	1.78%	(1.39)%	$13,252	944%
$31.65	(4.05)%		2.07%	1.88%	(1.17)%	$17,557	1,534%
$34.28	10.26%		1.90%	1.90%	0.19%	$19,823	1,362%
$32.40	(0.21)%		1.77%	1.77%	0.35%	$25,909	1,334%
$33.54	6.58	%(g)	1.81%	1.81%	(0.49)%	$25,367	1,517%

$29.31	(9.77)%		2.78%	2.78%	(1.81)%	$3,259	1,259%
$32.53	5.81%		2.97%	2.78%	(2.39)%	$3,527	944%
$31.33	(4.98)%		3.07%	2.88%	(2.17)%	$2,806	1,534%
$33.80	9.12%		2.90%	2.90%	(0.81)%	$4,820	1,362%
$32.03	(1.15)%		2.77%	2.77%	(0.65)%	$2,648	1,334%
$32.80	5.54	%(g)	2.81%	2.81%	(1.49)%	$5,326	1,517%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	As described in Note 9, adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(f)	During the year ended October 31, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 3.30%.

(g)	During the year ended October 31, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.76%.

See accompanying notes to the financial statements.

Financial Highlights :: 297

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$56.72	0.08	(11.46)	(11.38)	—	—	—
Year Ended July 31, 2021	$28.48	0.23	28.01	28.24	—	—	—
Year Ended July 31, 2020	$50.38	0.47	(22.14)	(21.67)	(0.23)	—	(0.23)
Year Ended July 31, 2019	$54.83	0.42	(4.28)	(3.86)	(0.59)	—	(0.59)
Year Ended July 31, 2018	$44.79	0.16	9.88	10.04	—	—	—
Service Class
Year Ended July 31, 2022	$51.99	(0.48)	(10.37)	(10.85)	—	—	—
Year Ended July 31, 2021	$26.38	(0.19)	25.80	25.61	—	—	—
Year Ended July 31, 2020	$46.98	0.13	(20.73)	(20.60)	—	—	—
Year Ended July 31, 2019	$50.85	(0.03)	(3.84)	(3.87)	—	—	—
Year Ended July 31, 2018	$41.95	(0.33)	9.23	8.90	—	—	—
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$101.46	(0.29)	(8.88)	(9.17)	—	—	—
Year Ended July 31, 2021	$63.17	(0.16)	38.67	38.51	(0.01)	(0.21)	(0.22)
Year Ended July 31, 2020	$63.98	0.08	(0.89)	(0.81)	—	—	—
Year Ended July 31, 2019	$74.26	0.12	(10.40)	(10.28)	—	—	—
Year Ended July 31, 2018	$63.66	(0.11)	10.71	10.60	—	—	—
Service Class
Year Ended July 31, 2022	$88.60	(1.18)	(7.60)	(8.78)	—	—	—
Year Ended July 31, 2021	$55.74	(0.92)	33.99	33.07	—	(0.21)	(0.21)
Year Ended July 31, 2020	$57.02	(0.44)	(0.84)	(1.28)	—	—	—
Year Ended July 31, 2019	$66.85	(0.45)	(9.38)	(9.83)	—	—	—
Year Ended July 31, 2018	$57.88	(0.77)	9.74	8.97	—	—	—

		Ratios to Average Net Assets					Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$45.34	(20.05)%	1.71%	1.71%		0.13%		$7,788	73%
$56.72	99.16%	1.53%	1.53%		0.43%		$122,655	144%
$28.48	(43.26)%	1.72%	1.72%		1.00%		$7,348	260%
$50.38	(6.69)%	1.80%	1.80%		0.88%		$9,484	75%
$54.83	22.39%	1.54%	1.54%		0.30%		$18,887	293%

$41.14	(20.85)%	2.71%	2.71%		(0.87)%		$452	73%
$51.99	97.08%	2.53%	2.53%		(0.57)%		$925	144%
$26.38	(43.84)%	2.72%	2.72%		—	%(c)	$300	260%
$46.98	(7.63)%	2.80%	2.80%		(0.12)%		$769	75%
$50.85	21.22%	2.54%	2.54%		(0.70)%		$964	293%

$92.29	(9.03)%	1.93%	1.89%		(0.28)%		$4,652	194%
$101.46	61.04%	1.82%	1.78%		(0.19)%		$10,709	698%
$63.17	(1.25)%	2.43%	1.85%		0.15%		$2,897	62%
$63.98	(13.84)%	2.15%	2.05	%(d)	0.19%		$4,637	179%
$74.26	16.65%	1.67%	1.67%		(0.15)%		$7,427	460%

$79.82	(9.91)%	2.93%	2.89%		(1.28)%		$510	194%
$88.60	59.44%	2.82%	2.78%		(1.19)%		$983	698%
$55.74	(2.24)%	3.43%	2.85%		(0.85)%		$278	62%
$57.02	(14.72)%	3.15%	3.05	%(d)	(0.81)%		$316	179%
$66.85	15.49%	2.67%	2.67%		(1.15)%		$601	460%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than 0.005%.

(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

298 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions

Bear ProFund
Investor Class
Year Ended July 31, 2022	$16.01	(0.18)	0.18	— (c)	—	—	—
Year Ended July 31, 2021	$22.67	(0.33)	(6.32)	(6.65)	(0.01)	—	(0.01)
Year Ended July 31, 2020	$28.37	(0.25)	(5.38)	(5.63)	(0.07)	—	(0.07)
Year Ended July 31, 2019	$30.45	0.14	(2.22)	(2.08)	—	—	—
Year Ended July 31, 2018	$35.46	(0.11)	(4.90)	(5.01)	—	—	—
Service Class
Year Ended July 31, 2022	$14.56	(0.33)	0.19	(0.14)	—	—	—
Year Ended July 31, 2021	$20.82	(0.51)	(5.75)	(6.26)	—	—	—
Year Ended July 31, 2020	$26.23	(0.50)	(4.91)	(5.41)	—	—	—
Year Ended July 31, 2019	$28.44	(0.14)	(2.07)	(2.21)	—	—	—
Year Ended July 31, 2018	$33.46	(0.42)	(4.60)	(5.02)	—	—	—
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$85.26	(0.24)	(15.49)	(15.73)	—	(12.79)	(12.79)
Year Ended July 31, 2021	$72.23	(0.27)	21.37	21.10	—	(8.07)	(8.07)
Year Ended July 31, 2020	$51.90	(0.06)	22.42	22.36	—	(2.03)	(2.03)
Year Ended July 31, 2019	$66.16	0.11	(11.50)	(11.39)	—	(2.87)	(2.87)
Year Ended July 31, 2018	$63.85	(0.05)	6.85	6.80	—	(4.49)	(4.49)
Service Class
Year Ended July 31, 2022	$61.86	(0.71)	(10.53)	(11.24)	—	(12.79)	(12.79)
Year Ended July 31, 2021	$55.00	(0.80)	15.73	14.93	—	(8.07)	(8.07)
Year Ended July 31, 2020	$40.29	(0.52)	17.26	16.74	—	(2.03)	(2.03)
Year Ended July 31, 2019	$52.66	(0.35)	(9.15)	(9.50)	—	(2.87)	(2.87)
Year Ended July 31, 2018	$52.18	(0.58)	5.55	4.97	—	(4.49)	(4.49)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$16.01	— (d)	1.64%	1.64%	(1.13)%	$12,126	—
$16.01	(29.33)%	1.74%	1.74%	(1.73)%	$9,799	—
$22.67	(19.87)%	1.86%	1.86%	(0.95)%	$15,698	—
$28.37	(6.83)%	1.77%	1.77%	0.48%	$19,388	—
$30.45	(14.13)%	1.59%	1.59%	(0.34)%	$12,790	—

$14.42	(0.96)%	2.64%	2.64%	(2.13)%	$564	—
$14.56	(30.07)%	2.74%	2.74%	(2.73)%	$789	—
$20.82	(20.63)%	2.86%	2.86%	(1.95)%	$677	—
$26.23	(7.77)%	2.77%	2.77%	(0.52)%	$761	—
$28.44	(15.00)%	2.59%	2.59%	(1.34)%	$659	—

$56.74	(20.96)%	1.49%	1.49%	(0.37)%	$119,791	28%
$85.26	32.02%	1.55%	1.55%	(0.37)%	$168,280	62%
$72.23	43.62%	1.61%	1.61%	(0.10)%	$188,065	52%
$51.90	(17.10)%	1.52%	1.52%	0.19%	$161,970	23%
$66.16	10.94%	1.43%	1.43%	(0.08)%	$246,238	11%

$37.83	(21.75)%	2.49%	2.49%	(1.37)%	$3,734	28%
$61.86	30.74%	2.54%	2.54%	(1.36)%	$5,358	62%
$55.00	42.20%	2.60%	2.60%	(1.09)%	$5,999	52%
$40.29	(17.93)%	2.52%	2.52%	(0.80)%	$5,559	23%
$52.66	9.83%	2.43%	2.43%	(1.08)%	$9,183	11%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.

(d)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 299

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Year Ended July 31, 2022	$61.91	(0.27)	(3.27)	(3.54)	—	(5.48)	(5.48)
Year Ended July 31, 2021	$48.91	(0.24)	16.31	16.07	(0.16)	(2.91)	(3.07)
Year Ended July 31, 2020(c)	$45.33	(0.01)	4.39	4.38	(0.18)	(0.62)	(0.80)
Year Ended July 31, 2019(c)	$42.99	0.23	2.35	2.58	—	(0.24)	(0.24)
Year Ended July 31, 2018(c)	$37.65	0.08	5.26	5.34	—	—	—
Service Class
Year Ended July 31, 2022	$49.77	(0.72)	(2.48)	(3.20)	—	(5.48)	(5.48)
Year Ended July 31, 2021	$40.09	(0.68)	13.27	12.59	—	(2.91)	(2.91)
Year Ended July 31, 2020(c)	$37.50	(0.38)	3.59	3.21	—	(0.62)	(0.62)
Year Ended July 31, 2019(c)	$35.96	(0.12)	1.90	1.78	—	(0.24)	(0.24)
Year Ended July 31, 2018(c)	$31.80	(0.25)	4.41	4.16	—	—	—
Communication Services UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$172.73	(1.45)	(76.75)	(78.20)	—	(1.17)	(1.17)
Year Ended July 31, 2021	$104.67	(1.61)	69.67	68.06	—	—	—
Year Ended July 31, 2020	$92.86	(0.99)	15.68	14.69	(2.88)	—	(2.88)
Year Ended July 31, 2019	$72.76	2.15	17.95	20.10	—	—	—
Year Ended July 31, 2018	$72.31	0.03	0.42	0.45	—	—	—
Service Class
Year Ended July 31, 2022	$140.52	(2.58)	(61.74)	(64.32)	—	(1.17)	(1.17)
Year Ended July 31, 2021	$85.98	(2.72)	57.26	54.54	—	—	—
Year Ended July 31, 2020	$76.53	(1.74)	12.99	11.25	(1.80)	—	(1.80)
Year Ended July 31, 2019	$60.55	1.45	14.53	15.98	—	—	—
Year Ended July 31, 2018	$60.80	(0.54)	0.29	(0.25)	—	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$52.89	(6.39)%	1.50%	1.50%		(0.49)%	$33,168	58%
$61.91	34.03%	1.55%	1.55%		(0.45)%	$56,064	15%
$48.91	9.68%	1.63%	1.63%		(0.01)%	$72,210	84%
$45.33	5.99%	1.54%	1.54%		0.54%	$61,121	3%
$42.99	14.20%	1.44%	1.44%		0.21%	$47,074	26%

$41.09	(7.32)%	2.50%	2.50%		(1.49)%	$10,669	58%
$49.77	32.73%	2.55%	2.55%		(1.45)%	$7,148	15%
$40.09	8.57%	2.63%	2.63%		(1.01)%	$5,327	84%
$37.50	4.93%	2.54%	2.54%		(0.45)%	$4,232	3%
$35.96	13.08%	2.43%	2.43%		(0.78)%	$4,676	26%

$93.36	(45.54)%	1.94%	1.78%		(1.04)%	$4,623	63%
$172.73	65.05%	1.91%	1.82%		(1.17)%	$11,327	138%
$104.67	16.07%	2.37%	2.11	%(d)	(1.08)%	$5,587	82%
$92.86	27.62%	1.62%	1.62%		2.51%	$10,109	805%
$72.76	0.62%	2.22%	1.78%		0.05%	$5,680	818%

$75.03	(46.09)%	2.94%	2.78%		(2.04)%	$106	63%
$140.52	63.43%	2.91%	2.82%		(2.17)%	$205	138%
$85.98	14.89%	3.37%	3.11	%(d)	(2.08)%	$153	82%
$76.53	26.35%	2.62%	2.62%		1.51%	$166	805%
$60.55	(0.38)%	3.22%	2.78%		(0.95)%	$123	818%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

300 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$91.85	(0.44)	(3.77)	(4.21)	—	(4.39)	(4.39)
Year Ended July 31, 2021(c)	$59.24	(0.31)	32.92	32.61	—	—	—
Year Ended July 31, 2020(c)	$53.09	0.23	7.52	7.75	—	(1.60)	(1.60)
Year Ended July 31, 2019(c)	$51.20	0.07	2.51	2.58	(0.69)	—	(0.69)
Year Ended July 31, 2018(c)	$53.04	0.23	(1.15)	(0.92)	(0.04)	(0.88)	(0.92)
Service Class
Year Ended July 31, 2022	$81.66	(1.27)	(3.13)	(4.40)	—	(4.39)	(4.39)
Year Ended July 31, 2021(c)	$53.19	(1.01)	29.48	28.47	—	—	—
Year Ended July 31, 2020(c)	$48.29	(0.25)	6.75	6.50	—	(1.60)	(1.60)
Year Ended July 31, 2019(c)	$46.44	(0.37)	2.36	1.99	(0.14)	—	(0.14)
Year Ended July 31, 2018(c)	$48.62	(0.25)	(1.05)	(1.30)	—	(0.88)	(0.88)
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$72.77	(0.53)	(20.66)	(21.19)	—	(5.74)	(5.74)
Year Ended July 31, 2021	$54.08	(0.64)	21.74	21.10	—	(2.41)	(2.41)
Year Ended July 31, 2020(d)	$46.43	(0.24)	7.89	7.65	—	—	—
Year Ended July 31, 2019(d)	$43.14	(0.06)	5.21	5.15	—	(1.86)	(1.86)
Year Ended July 31, 2018(d)	$34.40	(0.09)	9.58	9.49	—	(0.75)	(0.75)
Service Class
Year Ended July 31, 2022	$60.86	(1.04)	(16.76)	(17.80)	—	(5.74)	(5.74)
Year Ended July 31, 2021	$45.99	(1.19)	18.47	17.28	—	(2.41)	(2.41)
Year Ended July 31, 2020(d)	$39.89	(0.63)	6.73	6.10	—	—	—
Year Ended July 31, 2019(d)	$37.73	(0.43)	4.45	4.02	—	(1.86)	(1.86)
Year Ended July 31, 2018(d)	$30.47	(0.43)	8.44	8.01	—	(0.75)	(0.75)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$83.25	(5.34)%	1.88%	1.78%	(0.48)%	$3,965	142%
$91.85	55.06%	1.88%	1.78%	(0.40)%	$4,950	209%
$59.24	14.68%	2.08%	1.78%	0.44%	$7,596	162%
$53.09	5.40%	2.11%	1.91%	0.15%	$4,495	46%
$51.20	(1.87)%	1.89%	1.83%	0.44%	$5,321	155%

$72.87	(6.25)%	2.88%	2.78%	(1.48)%	$241	142%
$81.66	53.53%	2.88%	2.78%	(1.40)%	$441	209%
$53.19	13.53%	3.08%	2.78%	(0.56)%	$457	162%
$48.29	4.38%	3.09%	2.89%	(0.83)%	$391	46%
$46.44	(2.85)%	2.89%	2.83%	(0.56)%	$699	155%

$45.84	(31.68)%	1.54%	1.54%	(0.86)%	$30,510	31%
$72.77	39.66%	1.56%	1.56%	(0.97)%	$76,287	130%
$54.08	16.47%	1.67%	1.67%	(0.53)%	$44,827	80%
$46.43	13.46%	1.57%	1.57%	(0.13)%	$90,523	106%
$43.14	27.92%	1.52%	1.52%	(0.22)%	$131,835	35%

$37.32	(32.37)%	2.54%	2.54%	(1.86)%	$615	31%
$60.86	38.29%	2.56%	2.56%	(1.97)%	$1,594	130%
$45.99	15.30%	2.67%	2.67%	(1.53)%	$1,595	80%
$39.89	12.34%	2.57%	2.57%	(1.13)%	$2,524	106%
$37.73	26.64%	2.52%	2.52%	(1.22)%	$5,163	35%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 301

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2022	$13.97	0.23	(1.10)	(0.87)	(0.12)	(0.12)
Year Ended July 31, 2021	$10.91	0.13	3.23	3.36	(0.30)	(0.30)
Year Ended July 31, 2020	$12.56	0.16	(1.70)	(1.54)	(0.11)	(0.11)
Year Ended July 31, 2019	$14.58	0.25	(0.86)	(0.61)	(1.41)	(1.41)
Year Ended July 31, 2018	$13.99	0.17	0.56	0.73	(0.14)	(0.14)
Service Class
Year Ended July 31, 2022	$15.25	0.08	(1.16)	(1.08)	(0.12)	(0.12)
Year Ended July 31, 2021	$11.90	(0.01)	3.54	3.53	(0.18)	(0.18)
Year Ended July 31, 2020	$13.74	0.03	(1.87)	(1.84)	—	—
Year Ended July 31, 2019	$15.32	0.11	(0.83)	(0.72)	(0.86)	(0.86)
Year Ended July 31, 2018	$14.72	0.02	0.58	0.60	—	—
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2022	$16.23	(0.23)	(2.19)	(2.42)	—	—
Year Ended July 31, 2021	$16.41	(0.29)	0.11 (e)	(0.18)	—	—
Year Ended July 31, 2020	$15.97	(0.12)	0.56	0.44	—	—
Year Ended July 31, 2019	$17.03	0.08	(1.14)	(1.06)	—	—
Year Ended July 31, 2018	$17.77	(0.08)	(0.66)	(0.74)	—	—
Service Class
Year Ended July 31, 2022	$14.71	(0.37)	(1.90)	(2.27)	—	—
Year Ended July 31, 2021	$15.05	(0.44)	0.10 (e)	(0.34)	—	—
Year Ended July 31, 2020	$14.81	(0.27)	0.51	0.24	—	—
Year Ended July 31, 2019	$15.93	(0.08)	(1.04)	(1.12)	—	—
Year Ended July 31, 2018	$16.78	(0.24)	(0.61)	(0.85)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$12.98	(6.25)%		2.32%	1.78%	1.68%	$4,540	954%
$13.97	31.39%		2.15%	1.78%	1.03%	$3,190	522%
$10.91	(12.42)%		2.20%	1.78%	1.35%	$4,306	1,122%
$12.56	(3.95	)%(c)	2.23%	1.78%	1.96%	$4,997	1,311%
$14.58	5.30	%(d)	1.87%	1.75%	1.19%	$3,109	540%

$14.05	(7.11)%		3.32%	2.78%	0.68%	$187	954%
$15.25	30.05%		3.15%	2.78%	0.03%	$212	522%
$11.90	(13.46)%		3.20%	2.78%	0.35%	$159	1,122%
$13.74	(4.80	)%(c)	3.23%	2.78%	0.96%	$265	1,311%
$15.32	4.14	%(d)	2.87%	2.75%	0.19%	$328	540%

$13.81	(14.85)%		4.94%	1.78%	(1.53)%	$750	—
$16.23	(1.10)%		3.20%	1.78%	(1.77)%	$1,240	—
$16.41	2.76%		5.66%	1.78%	(0.78)%	$1,230	—
$15.97	(6.22)%		2.98%	1.78%	0.48%	$1,000	—
$17.03	(4.16)%		2.96%	1.78%	(0.44)%	$1,255	—

$12.44	(15.80)%		5.94%	2.78%	(2.53)%	$3	—
$14.71	(2.12)%		4.20%	2.78%	(2.77)%	$2	—
$15.05	1.82%		6.66%	2.78%	(1.78)%	$2	—
$14.81	(7.09)%		3.98%	2.78%	(0.52)%	$7	—
$15.93	(5.07)%		3.96%	2.78%	(1.44)%	$744	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.

(d)	During the year ended July 31, 2018, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

302 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$32.99	(0.13)	(3.52)	(3.65)	—	(2.40)	(2.40)
Year Ended July 31, 2021	$19.18	(0.11)	13.92	13.81	—	—	—
Year Ended July 31, 2020	$24.82	0.03	(5.21)	(5.18)	(0.46)	—	(0.46)
Year Ended July 31, 2019	$23.18	0.13	1.51	1.64	—	—	—
Year Ended July 31, 2018	$19.90	0.01	3.27	3.28	—	—	—
Service Class
Year Ended July 31, 2022	$27.76	(0.40)	(2.82)	(3.22)	—	(2.40)	(2.40)
Year Ended July 31, 2021	$16.31	(0.33)	11.78	11.45	—	—	—
Year Ended July 31, 2020	$21.11	(0.16)	(4.48)	(4.64)	(0.16)	—	(0.16)
Year Ended July 31, 2019	$19.91	(0.07)	1.27	1.20	—	—	—
Year Ended July 31, 2018	$17.27	(0.18)	2.82	2.64	—	—	—
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$106.01	(0.51)	(5.70)	(6.21)	—	—	—
Year Ended July 31, 2021	$75.52	(0.50)	30.99	30.49	—	—	—
Year Ended July 31, 2020	$61.57	(0.19)	14.17	13.98	(0.03)	—	(0.03)
Year Ended July 31, 2019	$60.66	0.10	0.83	0.93	(0.02)	—	(0.02)
Year Ended July 31, 2018	$56.25	(0.05)	10.27	10.22	—	(5.81)	(5.81)
Service Class
Year Ended July 31, 2022	$86.59	(1.35)	(4.53)	(5.88)	—	—	—
Year Ended July 31, 2021	$62.29	(1.19)	25.49	24.30	—	—	—
Year Ended July 31, 2020	$51.25	(0.73)	11.77	11.04	—	—	—
Year Ended July 31, 2019	$50.97	(0.40)	0.68	0.28	—	—	—
Year Ended July 31, 2018	$48.57	(0.53)	8.74	8.21	—	(5.81)	(5.81)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$26.94	(12.30)%	1.73%	1.72%	(0.41)%	$5,211	306%
$32.99	72.00%	1.79%	1.75%	(0.38)%	$11,499	650%
$19.18	(21.40)%	1.87%	1.84%	0.13%	$4,239	271%
$24.82	7.07%	1.72%	1.72%	0.56%	$39,881	394%
$23.18	16.48%	1.66%	1.66%	0.06%	$9,238	360%

$22.14	(13.15)%	2.73%	2.72%	(1.41)%	$535	306%
$27.76	70.20%	2.79%	2.75%	(1.38)%	$675	650%
$16.31	(22.20)%	2.87%	2.84%	(0.87)%	$443	271%
$21.11	5.97%	2.72%	2.72%	(0.44)%	$1,326	394%
$19.91	15.34%	2.66%	2.66%	(0.94)%	$811	360%

$99.80	(5.85)%	1.61%	1.61%	(0.50)%	$16,631	110%
$106.01	40.37%	1.73%	1.73%	(0.59)%	$40,753	226%
$75.52	22.71%	1.78%	1.78%	(0.28)%	$46,004	201%
$61.57	1.54%	1.58%	1.58%	0.16%	$14,650	226%
$60.66	19.30%	1.56%	1.56%	(0.09)%	$39,320	151%

$80.71	(6.79)%	2.61%	2.61%	(1.50)%	$1,075	110%
$86.59	39.03%	2.71%	2.71%	(1.57)%	$1,213	226%
$62.29	21.54%	2.74%	2.74%	(1.24)%	$1,180	201%
$51.25	0.55%	2.55%	2.55%	(0.81)%	$1,328	226%
$50.97	18.14%	2.55%	2.55%	(1.08)%	$2,230	151%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 303

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$61.05	(0.40)	(11.73)	(12.13)	(2.07)	(2.07)
Year Ended July 31, 2021	$36.50	(0.44)	24.99	24.55	—	—
Year Ended July 31, 2020(c)	$39.16	(0.09)	(2.57)	(2.66)	—	—
Year Ended July 31, 2019(c)	$36.86	(0.04)	2.34	2.30	—	—
Year Ended July 31, 2018(c)	$31.94	(0.04)	6.39	6.35	(1.43)	(1.43)
Service Class
Year Ended July 31, 2022	$52.23	(0.85)	(9.86)	(10.71)	(2.07)	(2.07)
Year Ended July 31, 2021	$31.55	(0.89)	21.57	20.68	—	—
Year Ended July 31, 2020(c)	$34.18	(0.42)	(2.21)	(2.63)	—	—
Year Ended July 31, 2019(c)	$32.50	(0.35)	2.03	1.68	—	—
Year Ended July 31, 2018(c)	$28.59	(0.35)	5.69	5.34	(1.43)	(1.43)
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$79.79	(0.68)	(39.88)	(40.56)	(10.63)	(10.63)
Year Ended July 31, 2021(d)	$66.20	(0.95)	28.88	27.93	(14.34)	(14.34)
Year Ended July 31, 2020(d)	$49.72	(0.46)	17.00	16.54	(0.06)	(0.06)
Year Ended July 31, 2019(d)	$46.29	(0.34)	3.78	3.43	—	—
Year Ended July 31, 2018(d)	$32.50	(0.38)	17.40	17.02	(3.23)	(3.23)
Service Class
Year Ended July 31, 2022	$56.65	(1.05)	(26.32)	(27.37)	(10.63)	(10.63)
Year Ended July 31, 2021(d)	$50.74	(1.49)	21.74	20.25	(14.34)	(14.34)
Year Ended July 31, 2020(d)	$38.50	(0.83)	13.13	12.30	(0.06)	(0.06)
Year Ended July 31, 2019(d)	$36.20	(0.70)	3.00	2.30	—	—
Year Ended July 31, 2018(d)	$26.25	(0.70)	13.88	13.18	(3.23)	(3.23)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$46.85	(20.49)%	1.88%	1.75%	(0.70)%	$3,354	174%
$61.05	67.26%	1.86%	1.78%	(0.84)%	$19,362	427%
$36.50	(6.78)%	2.12%	1.87%	(0.23)%	$4,033	57%
$39.16	6.22%	1.84%	1.84%	(0.10)%	$9,520	485%
$36.86	20.04%	1.63%	1.63%	(0.12)%	$7,850	240%

$39.45	(21.29)%	2.88%	2.75%	(1.70)%	$276	174%
$52.23	65.58%	2.86%	2.78%	(1.84)%	$404	427%
$31.55	(7.69)%	3.12%	2.87%	(1.23)%	$226	57%
$34.18	5.16%	2.84%	2.84%	(1.10)%	$962	485%
$32.50	18.83%	2.63%	2.63%	(1.12)%	$510	240%

$28.60	(57.90)%	1.48%	1.48%	(1.28)%	$76,762	26%
$79.79	45.51%	1.52%	1.52%	(1.34)%	$224,716	55%
$66.20	33.31%	1.60%	1.60%	(0.97)%	$206,228	59%
$49.72	7.43%	1.50%	1.50%	(0.75)%	$209,745	61%
$46.29	55.54%	1.42%	1.42%	(0.94)%	$275,914	69%

$18.65	(58.32)%	2.48%	2.48%	(2.28)%	$3,642	26%
$56.65	44.07%	2.52%	2.52%	(2.34)%	$14,190	55%
$50.74	32.01%	2.60%	2.60%	(1.97)%	$9,906	59%
$38.50	6.35%	2.50%	2.50%	(1.75)%	$10,311	61%
$36.20	54.00%	2.42%	2.42%	(1.94)%	$16,652	69%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

(d)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

304 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2022	$146.04	(1.19)	(14.13)	(15.32)	—	(1.56)	(1.56)
Year Ended July 31, 2021	$111.89	(0.81)	39.10	38.29	—	(4.14)	(4.14)
Year Ended July 31, 2020	$95.94	(0.33)	20.61	20.28	—	(4.33)	(4.33)
Year Ended July 31, 2019	$90.85	(0.12)	6.68	6.56	—	(1.47)	(1.47)
Year Ended July 31, 2018	$77.09	(0.15)	15.06	14.91	—	(1.15)	(1.15)
Service Class
Year Ended July 31, 2022	$118.11	(2.33)	(11.04)	(13.37)	—	(1.56)	(1.56)
Year Ended July 31, 2021	$92.09	(1.83)	31.99	30.16	—	(4.14)	(4.14)
Year Ended July 31, 2020	$80.47	(1.14)	17.09	15.95	—	(4.33)	(4.33)
Year Ended July 31, 2019	$77.22	(0.89)	5.61	4.72	—	(1.47)	(1.47)
Year Ended July 31, 2018	$66.34	(0.85)	12.88	12.03	—	(1.15)	(1.15)
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2022	$84.34	0.38	(1.79)	(1.41)	(0.59)	—	(0.59)
Year Ended July 31, 2021	$63.28	0.47	20.59	21.06	—	—	—
Year Ended July 31, 2020	$66.30	0.64	(3.66)	(3.02)	—	—	—
Year Ended July 31, 2019	$66.02	0.45	2.05	2.50	—	(2.22)	(2.22)
Year Ended July 31, 2018	$61.42	0.40	4.84	5.24	(0.42)	(0.22)	(0.64)
Service Class
Year Ended July 31, 2022	$73.84	(0.36)	(1.64)	(2.00)	—	—	—
Year Ended July 31, 2021	$55.95	(0.19)	18.08	17.89	—	—	—
Year Ended July 31, 2020	$59.23	0.05	(3.33)	(3.28)	—	—	—
Year Ended July 31, 2019	$59.82	(0.12)	1.75	1.63	—	(2.22)	(2.22)
Year Ended July 31, 2018	$55.88	(0.18)	4.34	4.16	—	(0.22)	(0.22)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$129.16	(10.69	)%(c)	1.57%	1.57%	(0.84)%	$11,048	756%
$146.04	34.95%		1.59%	1.59%	(0.66)%	$31,409	297%
$111.89	21.78%		1.69%	1.69%	(0.34)%	$50,145	358%
$95.94	7.56%		1.61%	1.61%	(0.14)%	$22,113	536%
$90.85	19.47%		1.57%	1.57%	(0.18)%	$33,364	380%

$103.18	(11.56	)%(c)	2.56%	2.56%	(1.83)%	$1,234	756%
$118.11	33.61%		2.58%	2.58%	(1.66)%	$1,467	297%
$92.09	20.53%		2.69%	2.69%	(1.34)%	$1,014	358%
$80.47	6.50%		2.61%	2.61%	(1.14)%	$3,894	536%
$77.22	18.28%		2.57%	2.57%	(1.18)%	$1,307	380%

$82.34	(1.72)%		1.65%	1.65%	0.45%	$18,196	1,059%
$84.34	33.28%		1.71%	1.71%	0.63%	$4,334	769%
$63.28	(4.55)%		1.75%	1.75%	0.94%	$4,704	481%
$66.30	4.38%		1.80%	1.77%	0.71%	$11,810	1,011%
$66.02	8.55%		1.85%	1.78%	0.64%	$5,296	788%

$71.84	(2.69)%		2.65%	2.65%	(0.55)%	$1,784	1,059%
$73.84	31.97%		2.71%	2.71%	(0.37)%	$1,855	769%
$55.95	(5.54)%		2.75%	2.75%	(0.06)%	$1,421	481%
$59.23	3.37%		2.80%	2.77%	(0.29)%	$1,233	1,011%
$59.82	7.44%		2.85%	2.78%	(0.36)%	$635	788%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

See accompanying notes to the financial statements.

Financial Highlights :: 305

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2022	$128.38	(1.19)	(11.75)	(12.94)	—	(26.94)	(26.94)
Year Ended July 31, 2021	$96.99	(0.78)	35.25	34.47	—	(3.08)	(3.08)
Year Ended July 31, 2020	$94.01	(0.79)	3.77	2.98	—	—	—
Year Ended July 31, 2019	$93.83	(0.40)	0.58	0.18	—	—	—
Year Ended July 31, 2018	$82.27	(0.50)	12.06	11.56	—	—	—
Service Class
Year Ended July 31, 2022	$104.06	(2.01)	(8.52)	(10.53)	—	(26.94)	(26.94)
Year Ended July 31, 2021	$79.88	(1.74)	29.00	27.26	—	(3.08)	(3.08)
Year Ended July 31, 2020	$78.22	(1.56)	3.22	1.66	—	—	—
Year Ended July 31, 2019	$78.84	(1.15)	0.53	(0.62)	—	—	—
Year Ended July 31, 2018	$69.82	(1.25)	10.27	9.02	—	—	—
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2022	$112.82	(0.80)	(7.51)	(8.31)	—	(2.51)	(2.51)
Year Ended July 31, 2021	$78.62	(1.05)	35.48	34.43	—	(0.23)	(0.23)
Year Ended July 31, 2020	$87.39	(0.41)	(4.01)	(4.42)	(0.08)	(4.27)	(4.35)
Year Ended July 31, 2019	$91.18	0.02	(1.59)	(1.57)	(0.05)	(2.17)	(2.22)
Year Ended July 31, 2018	$87.31	(0.20)	10.73	10.53	—	(6.66)	(6.66)
Service Class
Year Ended July 31, 2022	$90.61	(1.66)	(5.77)	(7.43)	—	(2.51)	(2.51)
Year Ended July 31, 2021	$63.84	(1.86)	28.86	27.00	—	(0.23)	(0.23)
Year Ended July 31, 2020	$72.34	(1.07)	(3.16)	(4.23)	—	(4.27)	(4.27)
Year Ended July 31, 2019	$76.62	(0.69)	(1.42)	(2.11)	—	(2.17)	(2.17)
Year Ended July 31, 2018	$75.06	(0.96)	9.18	8.22	—	(6.66)	(6.66)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$88.50	(13.02)%		2.35%	2.04	%(c)	(1.19)%	$2,708	197%
$128.38	35.95%		1.69%	1.69%		(0.74)%	$3,719	233%
$96.99	3.17%		1.77%	1.77%		(0.88)%	$38,215	457%
$94.01	0.19%		1.73%	1.73%		(0.44)%	$17,792	385%
$93.83	14.05%		1.70%	1.70%		(0.56)%	$19,895	384%

$66.59	(13.90)%		3.35%	3.04	%(c)	(2.19)%	$522	197%
$104.06	34.61%		2.69%	2.69%		(1.74)%	$782	233%
$79.88	2.12%		2.77%	2.77%		(1.88)%	$780	457%
$78.22	(0.79)%		2.73%	2.73%		(1.44)%	$2,315	385%
$78.84	12.92%		2.70%	2.70%		(1.56)%	$950	384%

$102.00	(7.57	)%(d)	1.95%	1.82%		(0.76)%	$3,106	18%
$112.82	43.91%		1.83%	1.83%		(1.06)%	$6,198	107%
$78.62	(5.52)%		1.97%	1.97	%(c)	(0.52)%	$4,207	238%
$87.39	(1.25)%		1.67%	1.67%		0.03%	$7,025	43%
$91.18	12.38%		1.54%	1.54%		(0.23)%	$19,933	21%

$80.67	(8.47	)%(d)	2.95%	2.82%		(1.76)%	$795	18%
$90.61	42.47%		2.83%	2.83%		(2.06)%	$816	107%
$63.84	(6.45)%		2.97%	2.97	%(c)	(1.52)%	$556	238%
$72.34	(2.23)%		2.67%	2.67%		(0.97)%	$2,655	43%
$76.62	11.26%		2.54%	2.54%		(1.23)%	$783	21%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(d)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

See accompanying notes to the financial statements.

306 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2022	$95.91	0.19	(1.93	)(c)	(1.74)	—		(0.89)	(0.89)
Year Ended July 31, 2021	$62.48	0.10	33.50		33.60	(0.17)		—	(0.17)
Year Ended July 31, 2020	$73.65	0.20	(11.06)		(10.86)	(0.31	)(e)	—	(0.31)
Year Ended July 31, 2019	$78.08	0.08	(2.04)		(1.96)	(0.11)		(2.36)	(2.47)
Year Ended July 31, 2018	$78.19	(0.11)	8.25		8.14	—		(8.25)	(8.25)
Service Class
Year Ended July 31, 2022	$77.37	(0.57)	(1.58	)(c)	(2.15)	—		(0.89)	(0.89)
Year Ended July 31, 2021	$50.79	(0.57)	27.15		26.58	—		—	—
Year Ended July 31, 2020	$60.23	(0.36)	(9.08)		(9.44)	—		—	—
Year Ended July 31, 2019	$64.88	(0.52)	(1.77)		(2.29)	—		(2.36)	(2.36)
Year Ended July 31, 2018	$66.90	(0.76)	6.99		6.23	—		(8.25)	(8.25)
Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2022	$139.20	(1.27)	(19.08)		(20.35)	—		(3.69)	(3.69)
Year Ended July 31, 2021	$104.21	(1.20)	37.52		36.32	—		(1.33)	(1.33)
Year Ended July 31, 2020	$76.83	(0.54)	28.66		28.12	—		(0.74)	(0.74)
Year Ended July 31, 2019	$71.37	0.02	5.44		5.46	—		—	—
Year Ended July 31, 2018	$58.96	(0.19)	13.07		12.88	—		(0.47)	(0.47)
Service Class
Year Ended July 31, 2022	$111.10	(2.30)	(14.70)		(17.00)	—		(3.69)	(3.69)
Year Ended July 31, 2021	$84.23	(2.15)	30.35		28.20	—		(1.33)	(1.33)
Year Ended July 31, 2020	$62.84	(1.22)	23.35		22.13	—		(0.74)	(0.74)
Year Ended July 31, 2019	$58.96	(0.56)	4.44		3.88	—		—	—
Year Ended July 31, 2018	$49.27	(0.74)	10.90		10.16	—		(0.47)	(0.47)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$93.28	(1.86	)%(d)	1.85%	1.78%	0.21%	$21,740	512%
$95.91	53.86%		1.86%	1.78%	0.13%	$4,856	772%
$62.48	(14.82	)%(f)	2.10%	1.78%	0.29%	$4,189	322%
$73.65	(1.94)%		1.78%	1.78%	0.11%	$5,554	708%
$78.08	10.85%		1.94%	1.78%	(0.15)%	$7,731	312%

$74.33	(2.84	)%(d)	2.85%	2.78%	(0.79)%	$620	512%
$77.37	52.35%		2.86%	2.78%	(0.87)%	$649	772%
$50.79	(15.67	)%(f)	3.10%	2.78%	(0.71)%	$417	322%
$60.23	(2.89)%		2.78%	2.78%	(0.89)%	$587	708%
$64.88	9.73%		2.94%	2.78%	(1.15)%	$562	312%

$115.16	(15.20)%		1.46%	1.46%	(0.97)%	$48,382	635%
$139.20	35.07%		1.48%	1.48%	(1.01)%	$153,313	440%
$104.21	36.83%		1.56%	1.56%	(0.65)%	$108,633	39%
$76.83	7.65%		1.52%	1.52%	0.03%	$101,799	15%
$71.37	21.94%		1.44%	1.44%	(0.30)%	$83,056	3%

$90.41	(16.03)%		2.46%	2.46%	(1.97)%	$6,964	635%
$111.10	33.74%		2.48%	2.48%	(2.01)%	$7,473	440%
$84.23	35.48%		2.55%	2.55%	(1.64)%	$8,412	39%
$62.84	6.58%		2.51%	2.51%	(0.96)%	$5,884	15%
$58.96	20.75%		2.44%	2.44%	(1.30)%	$8,137	3%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(e)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.05 of the distribution was determined to be a return of capital.

(f)	During the year ended July 31, 2020, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

See accompanying notes to the financial statements.

Financial Highlights :: 307

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$19.35	0.44	18.84	19.28	(0.37)	(0.37)
Year Ended July 31, 2021	$11.97	0.23	7.38	7.61	(0.23)	(0.23)
Year Ended July 31, 2020	$29.28	0.29	(17.22)	(16.93)	(0.38)	(0.38)
Year Ended July 31, 2019	$42.24	0.37	(12.87)	(12.50)	(0.46)	(0.46)
Year Ended July 31, 2018	$33.39	0.29	8.88	9.17	(0.32)	(0.32)
Service Class
Year Ended July 31, 2022	$16.49	0.18	16.02	16.20	(0.17)	(0.17)
Year Ended July 31, 2021	$10.27	0.09	6.27	6.36	(0.14)	(0.14)
Year Ended July 31, 2020	$25.07	0.14	(14.88)	(14.74)	(0.06)	(0.06)
Year Ended July 31, 2019	$36.03	0.08	(10.96)	(10.88)	(0.08)	(0.08)
Year Ended July 31, 2018	$28.53	(0.02)	7.52	7.50	—	—
Oil Equipment & Services UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$61.47	(0.51)	16.33	15.82	—	—
Year Ended July 31, 2021(c)	$36.47	(0.47)	25.55 (d)	25.08	(0.08)	(0.08)
Year Ended July 31, 2020(c)(e)	$166.00	0.20	(129.73)	(129.53)	—	—
Year Ended July 31, 2019(c)(e)	$403.70	(1.28)	(232.26)	(233.54)	(4.16)	(4.16)
Year Ended July 31, 2018(c)(e)	$401.13	3.20	8.65	11.85	(9.28)	(9.28)
Service Class
Year Ended July 31, 2022	$54.96	(1.20)	14.65	13.45	—	—
Year Ended July 31, 2021(c)	$32.90	(0.95)	23.01 (d)	22.06	—	—
Year Ended July 31, 2020(c)(e)	$151.47	(0.04)	(118.53)	(118.57)	—	—
Year Ended July 31, 2019(c)(e)	$362.87	(3.20)	(208.20)	(211.40)	— (g)	— (g)
Year Ended July 31, 2018(c)(e)	$359.98	(0.32)	7.37	7.05	(4.16)	(4.16)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$38.26	100.88%	1.51%	1.51%		1.47%	$42,754	117%
$19.35	64.47%	1.64%	1.64%		1.36%	$29,753	239%
$11.97	(58.57)%	1.87%	1.87%		1.61%	$11,544	40%
$29.28	(29.45)%	1.74%	1.74%		1.11%	$13,402	53%
$42.24	27.56%	1.56%	1.56%		0.78%	$43,157	152%

$32.52	98.87%	2.51%	2.51%		0.47%	$2,284	117%
$16.49	62.71%	2.64%	2.64%		0.36%	$1,395	239%
$10.27	(58.92)%	2.87%	2.87%		0.61%	$626	40%
$25.07	(30.16)%	2.74%	2.74%		0.11%	$730	53%
$36.03	26.29%	2.56%	2.56%		(0.22)%	$1,651	152%

$77.29	25.74%	1.65%	1.65%		(0.69)%	$13,020	218%
$61.47	68.77%	1.73%	1.71%		(0.80)%	$15,229	727%
$36.47	(78.03)%	2.12%	1.86%		0.73%	$9,408	396%
$166.00	(57.83)%	2.09%	2.09	%(f)	(0.61)%	$6,205	248%
$403.70	3.02%	1.60%	1.60%		0.83%	$8,203	316%

$68.41	24.49%	2.65%	2.65%		(1.69)%	$1,247	218%
$54.96	67.15%	2.73%	2.71%		(1.80)%	$621	727%
$32.90	(78.28)%	3.12%	2.86%		(0.27)%	$353	396%
$151.47	(58.27)%	3.09%	3.09	%(f)	(1.61)%	$373	248%
$362.87	1.99%	2.60%	2.60%		(0.17)%	$318	316%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

308 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$30.56	(0.06)	(0.41	)(c)	(0.47)	—	(1.23)	(1.23)
Year Ended July 31, 2021	$22.94	(0.09)	7.81		7.72	—	(0.10)	(0.10)
Year Ended July 31, 2020	$20.75	(0.04)	2.23		2.19	—	—	—
Year Ended July 31, 2019	$26.29	0.01	(4.71)		(4.70)	(0.04)	(0.80)	(0.84)
Year Ended July 31, 2018	$25.66	0.12	1.61		1.73	—	(1.10)	(1.10)
Service Class
Year Ended July 31, 2022	$26.02	(0.31)	(0.34	)(c)	(0.65)	—	(1.23)	(1.23)
Year Ended July 31, 2021	$19.74	(0.32)	6.70		6.38	—	(0.10)	(0.10)
Year Ended July 31, 2020	$18.03	(0.23)	1.94		1.71	—	—	—
Year Ended July 31, 2019	$23.16	(0.20)	(4.13)		(4.33)	—	(0.80)	(0.80)
Year Ended July 31, 2018	$22.96	(0.10)	1.40		1.30	—	(1.10)	(1.10)
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$65.60	0.19	(25.43)		(25.24)	—	—	—
Year Ended July 31, 2021	$89.95	(0.28)	(24.07)		(24.35)	—	—	—
Year Ended July 31, 2020	$41.21	(0.38)	49.12		48.74	—	—	—
Year Ended July 31, 2019	$32.32	(0.02)	8.91		8.89	—	—	—
Year Ended July 31, 2018	$39.29	(0.22)	(6.75)		(6.97)	—	—	—
Service Class
Year Ended July 31, 2022	$55.73	(0.32)	(21.47)		(21.79)	—	—	—
Year Ended July 31, 2021	$77.19	(0.88)	(20.58)		(21.46)	—	—	—
Year Ended July 31, 2020	$35.72	(0.83)	42.30		41.47	—	—	—
Year Ended July 31, 2019	$28.31	(0.29)	7.70		7.41	—	—	—
Year Ended July 31, 2018	$34.75	(0.54)	(5.90)		(6.44)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$28.86	(1.71)%	2.13%	1.78%	(0.20)%	$3,828	185%
$30.56	33.74%	2.27%	1.78%	(0.33)%	$3,961	204%
$22.94	10.55%	2.32%	1.84%	(0.18)%	$3,735	137%
$20.75	(17.69)%	1.97%	1.86%	0.06%	$5,039	223%
$26.29	6.97%	1.78%	1.78%	0.48%	$7,173	192%

$24.14	(2.69)%	3.13%	2.78%	(1.20)%	$289	185%
$26.02	32.41%	3.27%	2.78%	(1.33)%	$318	204%
$19.74	9.48%	3.32%	2.84%	(1.18)%	$300	137%
$18.03	(18.53)%	2.97%	2.86%	(0.94)%	$435	223%
$23.16	5.88%	2.78%	2.78%	(0.52)%	$822	192%

$40.36	(38.48)%	1.53%	1.53%	0.33%	$18,455	94%
$65.60	(27.07)%	1.59%	1.59%	(0.39)%	$35,750	128%
$89.95	118.27%	1.64%	1.64%	(0.73)%	$43,584	148%
$41.21	27.51%	1.62%	1.62%	(0.07)%	$29,785	228%
$32.32	(17.74)%	1.52%	1.52%	(0.60)%	$23,965	192%

$33.94	(39.08)%	2.53%	2.53%	(0.67)%	$1,280	94%
$55.73	(27.80)%	2.59%	2.59%	(1.39)%	$1,755	128%
$77.19	116.10%	2.64%	2.64%	(1.73)%	$1,557	148%
$35.72	26.17%	2.62%	2.62%	(1.07)%	$1,131	228%
$28.31	(18.53)%	2.52%	2.52%	(1.60)%	$1,465	192%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 309

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$63.02	(0.20)	(4.17)	(4.37)	(0.56)		(7.57)	(8.13)
Year Ended July 31, 2021	$42.23	(0.18)	20.97	20.79	—		—	—
Year Ended July 31, 2020	$51.60	(0.10)	(7.77)	(7.87)	(1.50	)(d)	—	(1.50)
Year Ended July 31, 2019	$45.14	0.81	6.47	7.28	(0.82)		—	(0.82)
Year Ended July 31, 2018	$43.65	0.22	1.27	1.49	—		—	—
Service Class
Year Ended July 31, 2022	$59.52	(0.75)	(3.90)	(4.65)	(0.09)		(7.57)	(7.66)
Year Ended July 31, 2021	$40.28	(0.66)	19.90	19.24	—		—	—
Year Ended July 31, 2020	$49.28	(0.58)	(7.38)	(7.96)	(1.04	)(d)	—	(1.04)
Year Ended July 31, 2019	$42.78	0.37	6.19	6.56	(0.06)		—	(0.06)
Year Ended July 31, 2018	$41.77	(0.18)	1.19	1.01	—		—	—
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2022	$25.21	(0.28)	6.50	6.22	—		—	—
Year Ended July 31, 2021	$21.80	(0.43)	3.84	3.41	—		—	—
Year Ended July 31, 2020	$35.49	(0.17)	(13.10)	(13.27)	(0.42)		—	(0.42)
Year Ended July 31, 2019	$41.55	0.27	(6.33)	(6.06)	—		—	—
Year Ended July 31, 2018	$41.26	(0.08)	0.37	0.29	—		—	—
Service Class
Year Ended July 31, 2022	$22.15	(0.53)	5.74	5.21	—		—	—
Year Ended July 31, 2021	$19.35	(0.67)	3.47	2.80	—		—	—
Year Ended July 31, 2020	$31.42	(0.44)	(11.63)	(12.07)	—		—	—
Year Ended July 31, 2019	$37.17	(0.09)	(5.66)	(5.75)	—		—	—
Year Ended July 31, 2018	$37.27	(0.45)	0.35	(0.10)	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$50.52	(8.99	)%(c)	1.55%	1.55%	(0.32)%	$6,793	253%
$63.02	49.23%		1.86%	1.81%	(0.33)%	$34,877	175%
$42.23	(15.54)%		1.80%	1.79%	(0.20)%	$4,991	217%
$51.60	16.49%		1.62%	1.62%	1.71%	$25,665	345%
$45.14	3.41%		1.92%	1.89%	0.52%	$6,197	374%

$47.21	(9.89	)%(c)	2.55%	2.55%	(1.32)%	$534	253%
$59.52	47.77%		2.86%	2.81%	(1.33)%	$964	175%
$40.28	(16.39)%		2.80%	2.79%	(0.12)%	$341	217%
$49.28	15.35%		2.62%	2.62%	0.71%	$1,007	345%
$42.78	2.42%		2.92%	2.89%	(0.48)%	$737	374%

$31.43	24.67%		1.52%	1.52%	(0.96)%	$44,874	—
$25.21	15.64%		1.71%	1.69%	(1.68)%	$9,091	—
$21.80	(37.79)%		1.89%	1.88%	(0.60)%	$6,105	—
$35.49	(14.58)%		1.56%	1.56%	0.67%	$30,192	—
$41.55	0.70%		1.50%	1.50%	(0.21)%	$26,114	—

$27.36	23.47%		2.52%	2.52%	(1.96)%	$1,173	—
$22.15	14.52%		2.71%	2.69%	(2.68)%	$680	—
$19.35	(38.41)%		2.89%	2.88%	(1.60)%	$87	—
$31.42	(15.47)%		2.56%	2.56%	(0.33)%	$209	—
$37.17	(0.27)%		2.50%	2.50%	(1.21)%	$1,031	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecuring litigation settlements. The corresponding impact to the total return was 0.03%.

(d)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.60 and $0.42 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

See accompanying notes to the financial statements.

310 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2022	$12.32	(0.17)	1.30	1.13	—	—	—
Year Ended July 31, 2021	$12.02	(0.22)	0.52	0.30	—	—	—
Year Ended July 31, 2020	$14.16	(0.09)	(1.97)	(2.06)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$15.46	0.06	(1.36)	(1.30)	—	—	—
Year Ended July 31, 2018	$14.91	(0.06)	0.61	0.55	—	—	—
Service Class
Year Ended July 31, 2022	$11.34	(0.29)	1.21	0.92	—	—	—
Year Ended July 31, 2021	$11.18	(0.34)	0.50	0.16	—	—	—
Year Ended July 31, 2020	$13.22	(0.22)	(1.82)	(2.04)	—	—	—
Year Ended July 31, 2019	$14.57	(0.08)	(1.27)	(1.35)	—	—	—
Year Ended July 31, 2018	$14.20	(0.20)	0.57	0.37	—	—	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2022	$27.16	(0.38)	3.87	3.49	—	—	—
Year Ended July 31, 2021	$27.99	(0.48)	(0.35)	(0.83)	—	—	—
Year Ended July 31, 2020	$29.59	(0.24)	(1.28)	(1.52)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$27.81	0.08	1.82	1.90	—	(0.12)	(0.12)
Year Ended July 31, 2018	$27.10	(0.15)	0.86	0.71	—	—	—
Service Class
Year Ended July 31, 2022	$23.77	(0.63)	3.42	2.79	—	—	—
Year Ended July 31, 2021	$24.74	(0.72)	(0.25)	(0.97)	—	—	—
Year Ended July 31, 2020	$26.34	(0.50)	(1.10)	(1.60)	—	—	—
Year Ended July 31, 2019	$25.02	(0.18)	1.62	1.44	—	(0.12)	(0.12)
Year Ended July 31, 2018	$24.59	(0.40)	0.83	0.43	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$13.45	9.17%	2.62%	1.78%	(1.31)%	$2,933	—
$12.32	2.50%	2.69%	1.78%	(1.77)%	$1,832	—
$12.02	(14.62)%	2.66%	1.85%	(0.71)%	$1,773	—
$14.16	(8.41)%	1.79%	1.74%	0.38%	$2,683	—
$15.46	3.69%	1.73%	1.73%	(0.37)%	$16,172	—

$12.26	8.11%	3.62%	2.78%	(2.31)%	$762	—
$11.34	1.43%	3.69%	2.78%	(2.77)%	$121	—
$11.18	(15.43)%	3.66%	2.85%	(1.71)%	$82	—
$13.22	(9.27)%	2.79%	2.74%	(0.62)%	$288	—
$14.57	2.61%	2.73%	2.73%	(1.37)%	$350	—

$30.65	12.85%	1.82%	1.78%	(1.32)%	$46,695	—
$27.16	(2.97)%	2.13%	1.78%	(1.77)%	$6,264	—
$27.99	(5.15)%	1.97%	1.78%	(0.82)%	$7,263	—
$29.59	6.85%	1.87%	1.81%	0.28%	$12,437	—
$27.81	2.62%	1.80%	1.80%	(0.57)%	$14,793	—

$26.56	11.70%	2.82%	2.78%	(2.32)%	$182	—
$23.77	(3.92)%	3.13%	2.78%	(2.77)%	$52	—
$24.74	(6.07)%	2.97%	2.78%	(1.82)%	$63	—
$26.34	5.77%	2.87%	2.81%	(0.72)%	$144	—
$25.02	1.67%	2.80%	2.80%	(1.57)%	$1,002	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Highlights :: 311

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$118.09	(0.68)	(17.85)		(18.53)	—	(6.62)	(6.62)
Year Ended July 31, 2021	$63.61	(0.58)	55.06		54.48	—	—	—
Year Ended July 31, 2020	$46.14	0.06	18.69		18.75	(0.02)	(1.26)	(1.28)
Year Ended July 31, 2019	$61.56	0.34	(2.58)		(2.24)	(0.53)	(12.65)	(13.18)
Year Ended July 31, 2018	$48.20	0.04	19.14		19.18	(0.06)	(5.76)	(5.82)
Service Class
Year Ended July 31, 2022	$88.98	(1.57)	(12.45)		(14.02)	—	(6.62)	(6.62)
Year Ended July 31, 2021	$48.41	(1.29)	41.86		40.57	—	—	—
Year Ended July 31, 2020	$35.79	(0.34)	14.22		13.88	—	(1.26)	(1.26)
Year Ended July 31, 2019	$51.46	(0.04)	(2.98)		(3.02)	—	(12.65)	(12.65)
Year Ended July 31, 2018	$41.34	(0.47)	16.35		15.88	—	(5.76)	(5.76)
Short Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2022	$14.29	(0.17)	0.69	(c)	0.52	—	—	—
Year Ended July 31, 2021	$20.87	(0.31)	(6.27	)(c)	(6.58)	—	—	—
Year Ended July 31, 2020(d)	$33.46	(0.18)	(12.32)		(12.50)	(0.09)	—	(0.09)
Year Ended July 31, 2019(d)	$37.30	0.16	(4.00)		(3.84)	—	—	—
Year Ended July 31, 2018(d)	$47.10	(0.20)	(9.60)		(9.80)	—	—	—
Service Class
Year Ended July 31, 2022	$12.68	(0.30)	0.59	(c)	0.29	—	—	—
Year Ended July 31, 2021	$18.67	(0.46)	(5.53	)(c)	(5.99)	—	—	—
Year Ended July 31, 2020(d)	$30.15	(0.33)	(11.15)		(11.48)	—	—	—
Year Ended July 31, 2019(d)	$33.96	(0.16)	(3.65)		(3.81)	—	—	—
Year Ended July 31, 2018(d)	$43.27	(0.56)	(8.75)		(9.31)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$92.94	(17.93)%	1.49%	1.49%	(0.59)%	$64,313	53%
$118.09	85.65%	1.58%	1.58%	(0.63)%	$79,845	70%
$63.61	42.27%	1.65%	1.65%	0.11%	$51,355	169%
$46.14	5.55%	1.55%	1.55%	0.69%	$64,715	106%
$61.56	40.36%	1.44%	1.44%	0.07%	$245,143	56%

$68.34	(18.76)%	2.49%	2.49%	(1.59)%	$4,254	53%
$88.98	83.81%	2.58%	2.58%	(1.63)%	$5,376	70%
$48.41	40.81%	2.65%	2.65%	(0.89)%	$2,187	169%
$35.79	4.49%	2.55%	2.55%	(0.31)%	$1,984	106%
$51.46	38.97%	2.44%	2.44%	(0.93)%	$4,691	56%

$14.81	3.64%	1.81%	1.78%	(1.13)%	$79,796	—
$14.29	(31.63)%	2.02%	1.78%	(1.76)%	$1,764	—
$20.87	(37.32)%	2.01%	1.78%	(1.00)%	$2,400	—
$33.46	(10.40)%	2.37%	1.78%	0.46%	$4,429	—
$37.30	(20.66)%	2.42%	1.78%	(0.44)%	$2,572	—

$12.97	2.29%	2.81%	2.78%	(2.13)%	$241	—
$12.68	(32.26)%	3.02%	2.78%	(2.76)%	$111	—
$18.67	(37.93)%	3.01%	2.78%	(2.00)%	$320	—
$30.15	(11.19)%	3.37%	2.78%	(0.54)%	$788	—
$33.96	(21.46)%	3.42%	2.78%	(1.44)%	$360	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

312 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2022	$32.82	(0.29)	(14.96)	(15.25)	—	—
Year Ended July 31, 2021	$55.89	(0.85)	(22.22)	(23.07)	—	—
Year Ended July 31, 2020	$46.83	(0.46)	9.65	9.19	(0.13)	(0.13)
Year Ended July 31, 2019	$39.19	0.19	7.45	7.64	—	—
Year Ended July 31, 2018	$48.45	(0.21)	(9.05)	(9.26)	—	—
Service Class
Year Ended July 31, 2022	$30.52	(0.53)	(13.79)	(14.32)	—	—
Year Ended July 31, 2021	$52.45	(1.25)	(20.68)	(21.93)	—	—
Year Ended July 31, 2020	$44.39	(0.99)	9.05	8.06	—	—
Year Ended July 31, 2019	$37.27	(0.24)	7.36	7.12	—	—
Year Ended July 31, 2018	$46.66	(0.68)	(8.71)	(9.39)	—	—
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2022	$14.83	(0.22)	2.84	2.62	—	—
Year Ended July 31, 2021	$14.53	(0.27)	0.57	0.30	—	—
Year Ended July 31, 2020	$32.94	(0.12)	(18.02)	(18.14)	(0.27)	(0.27)
Year Ended July 31, 2019	$42.91	0.20	(10.17)	(9.97)	—	—
Year Ended July 31, 2018	$40.33	(0.21)	2.79	2.58	—	—
Service Class
Year Ended July 31, 2022	$14.43	(0.37)	2.74	2.37	—	—
Year Ended July 31, 2021	$14.31	(0.42)	0.54	0.12	—	—
Year Ended July 31, 2020	$32.41	(0.36)	(17.74)	(18.10)	—	—
Year Ended July 31, 2019	$42.65	(0.22)	(10.02)	(10.24)	—	—
Year Ended July 31, 2018	$40.48	(0.61)	2.78	2.17	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$17.57	(46.47)%	3.74%	1.78%	(1.28)%	$2,135	—
$32.82	(41.28)%	3.16%	1.78%	(1.76)%	$418	—
$55.89	19.69%	2.84%	1.78%	(0.84)%	$2,804	—
$46.83	19.49%	3.34%	1.78%	0.43%	$2,115	—
$39.19	(19.11)%	2.62%	1.78%	(0.48)%	$1,636	—

$16.20	(46.97)%	4.74%	2.78%	(2.28)%	$12	—
$30.52	(41.81)%	4.15%	2.77%	(2.75)%	$25	—
$52.45	18.63%	3.84%	2.78%	(1.84)%	$32	—
$44.39	18.39%	4.34%	2.78%	(0.57)%	$3	—
$37.27	(19.95)%	3.62%	2.78%	(1.48)%	$3	—

$17.45	17.67%	2.79%	1.78%	(1.45)%	$2,072	—
$14.83	2.06%	2.86%	1.78%	(1.76)%	$2,144	—
$14.53	(55.43)%	2.97%	1.78%	(0.47)%	$1,564	—
$32.94	(23.23)%	2.13%	1.78%	0.47%	$4,649	—
$42.91	6.40%	2.18%	1.78%	(0.53)%	$6,552	—

$16.80	16.35%	3.79%	2.78%	(2.45)%	$17	—
$14.43	0.84%	3.86%	2.78%	(2.76)%	$14	—
$14.31	(55.85)%	3.97%	2.78%	(1.47)%	$65	—
$32.41	(24.01)%	3.13%	2.78%	(0.53)%	$26	—
$42.65	5.36%	3.18%	2.78%	(1.53)%	$42	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Highlights :: 313

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2022	$8.19	(0.10)	0.01 (c)	(0.09)	—	—
Year Ended July 31, 2021	$11.45	(0.19)	(3.07)	(3.26)	—	—
Year Ended July 31, 2020	$12.89	(0.14)	(1.30)	(1.44)	—	—
Year Ended July 31, 2019	$14.61	0.06	(1.78)	(1.72)	—	—
Year Ended July 31, 2018	$15.43	(0.06)	(0.76)	(0.82)	—	—
Service Class
Year Ended July 31, 2022	$7.19	(0.17)	0.01 (c)	(0.16)	—	—
Year Ended July 31, 2021	$10.15	(0.28)	(2.68)	(2.96)	—	—
Year Ended July 31, 2020	$11.53	(0.25)	(1.13)	(1.38)	—	—
Year Ended July 31, 2019	$13.20	(0.07)	(1.60)	(1.67)	—	—
Year Ended July 31, 2018	$14.08	(0.20)	(0.68)	(0.88)	—	—
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2022	$6.94	(0.11)	0.58 (c)	0.47	—	—
Year Ended July 31, 2021	$11.43	(0.15)	(4.34)	(4.49)	—	—
Year Ended July 31, 2020	$13.10	(0.13)	(1.44)	(1.57)	(0.10)	(0.10)
Year Ended July 31, 2019	$12.68	0.06	0.36	0.42	—	—
Year Ended July 31, 2018	$15.29	(0.09)	(2.52)	(2.61)	—	—
Service Class
Year Ended July 31, 2022	$6.59	(0.18)	0.54 (c)	0.36	—	—
Year Ended July 31, 2021	$10.96	(0.23)	(4.14)	(4.37)	—	—
Year Ended July 31, 2020	$12.60	(0.26)	(1.38)	(1.64)	—	—
Year Ended July 31, 2019	$12.31	(0.07)	0.36	0.29	—	—
Year Ended July 31, 2018	$15.01	(0.22)	(2.48)	(2.70)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$8.10	(1.10)%	5.81%	1.78%	(1.28)%	$1,875	—
$8.19	(28.47)%	4.69%	1.78%	(1.76)%	$515	—
$11.45	(11.17)%	4.05%	1.78%	(1.09)%	$1,720	—
$12.89	(11.77)%	3.76%	1.78%	0.40%	$1,199	—
$14.61	(5.31)%	3.16%	1.78%	(0.38)%	$1,453	—

$7.03	(2.23)%	6.81%	2.78%	(2.28)%	$14	—
$7.19	(29.16)%	5.69%	2.78%	(2.76)%	$14	—
$10.15	(12.05)%	5.05%	2.78%	(2.09)%	$20	—
$11.53	(12.58)%	4.76%	2.78%	(0.60)%	$15	—
$13.20	(6.25)%	4.16%	2.78%	(1.38)%	$364	—

$7.41	6.77%	2.26%	1.78%	(1.56)%	$1,412	—
$6.94	(39.23)%	3.63%	1.78%	(1.77)%	$1,089	—
$11.43	(12.09)%	3.28%	1.78%	(0.98)%	$1,802	—
$13.10	3.31%	2.76%	1.78%	0.44%	$1,138	—
$12.68	(17.07)%	2.73%	1.86%	(0.61)%	$3,456	—

$6.95	5.46%	3.26%	2.78%	(2.56)%	$162	—
$6.59	(39.87)%	4.63%	2.78%	(2.77)%	$24	—
$10.96	(13.02)%	4.28%	2.78%	(1.98)%	$33	—
$12.60	2.27%	3.75%	2.77%	(0.55)%	$33	—
$12.31	(17.92)%	3.73%	2.86%	(1.61)%	$155	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

314 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investment	Total Distributions
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2022	$126.49	(0.96)	(13.02)		(13.98)	(10.08)	(10.08)
Year Ended July 31, 2021	$86.21	(0.88)	41.16		40.28	—	—
Year Ended July 31, 2020	$89.25	(0.66)	(2.38)		(3.04)	—	—
Year Ended July 31, 2019	$99.63	(0.61)	(6.40)		(7.01)	(3.37)	(3.37)
Year Ended July 31, 2018	$80.84	(0.72)	19.51		18.79	—	—
Service Class
Year Ended July 31, 2022	$101.09	(1.86)	(9.87)		(11.73)	(10.08)	(10.08)
Year Ended July 31, 2021	$69.60	(1.76)	33.25		31.49	—	—
Year Ended July 31, 2020	$72.78	(1.36)	(1.82)		(3.18)	—	—
Year Ended July 31, 2019	$82.80	(1.37)	(5.28)		(6.65)	(3.37)	(3.37)
Year Ended July 31, 2018	$67.86	(1.44)	16.38		14.94	—	—
Small-Cap ProFund
Investor Class
Year Ended July 31, 2022	$117.00	(1.20)	(17.78	)(c)	(18.98)	—	—
Year Ended July 31, 2021	$78.58	(1.51)	39.93		38.42	—	—
Year Ended July 31, 2020	$85.23	(0.78)	(5.87)		(6.65)	—	—
Year Ended July 31, 2019	$90.80	(0.04)	(5.53)		(5.57)	—	—
Year Ended July 31, 2018	$78.18	(0.28)	12.90		12.62	—	—
Service Class
Year Ended July 31, 2022	$95.85	(2.09)	(14.25	)(c)	(16.34)	—	—
Year Ended July 31, 2021	$65.02	(2.40)	33.23		30.83	—	—
Year Ended July 31, 2020	$71.24	(1.45)	(4.77)		(6.22)	—	—
Year Ended July 31, 2019	$76.65	(0.77)	(4.64)		(5.41)	—	—
Year Ended July 31, 2018	$66.62	(1.01)	11.04		10.03	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$102.43	(12.08	)%(d)	1.95%	1.92%		(0.87)%	$9,587	462%
$126.49	46.72%		1.60%	1.60%		(0.81)%	$9,062	659%
$86.21	(3.41)%		1.83%	1.83%		(0.80)%	$7,867	442%
$89.25	(6.53)%		1.65%	1.65%		(0.67)%	$10,121	474%
$99.63	23.24%		1.68%	1.68%		(0.81)%	$28,543	629%

$79.28	(12.94	)%(d)	2.95%	2.92%		(1.87)%	$1,235	462%
$101.09	45.24%		2.60%	2.60%		(1.81)%	$833	659%
$69.60	(4.36)%		2.83%	2.83%		(1.80)%	$782	442%
$72.78	(7.46)%		2.65%	2.65%		(1.67)%	$1,905	474%
$82.80	22.02%		2.68%	2.68%		(1.81)%	$1,751	629%

$98.02	(16.22	)%(e)	2.18%	1.78%		(1.10)%	$2,627	137%
$117.00	48.89%		2.03%	1.81%		(1.40)%	$9,241	115%
$78.58	(7.80	)%(f)	2.42%	2.07	%(g)	(0.98)%	$3,030	109%
$85.23	(6.13)%		1.77%	1.77%		(0.05)%	$8,261	11%
$90.80	16.14%		1.58%	1.58%		(0.34)%	$43,292	63%

$79.51	(17.05	)%(e)	3.18%	2.78%		(2.10)%	$320	137%
$95.85	47.43%		3.03%	2.81%		(2.40)%	$668	115%
$65.02	(8.74	)%(f)	3.42%	3.07	%(g)	(1.98)%	$237	109%
$71.24	(7.05)%		2.77%	2.77%		(1.05)%	$408	11%
$76.65	15.06%		2.58%	2.58%		(1.34)%	$2,705	63%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

(e)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(f)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.

November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 315

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2022	$104.97	(0.02)	(4.11)	(4.13)	(0.20)	—	(0.20)
Year Ended July 31, 2021	$64.53	0.11	40.33	40.44	—	—	—
Year Ended July 31, 2020	$78.32	(0.16)	(13.57)	(13.73)	(0.06)	—	(0.06)
Year Ended July 31, 2019	$98.51	(0.23)	(10.96)	(11.19)	—	(9.00)	(9.00)
Year Ended July 31, 2018	$83.05	(0.19)	15.65	15.46	—	—	—
Service Class
Year Ended July 31, 2022	$84.68	(0.86)	(3.31)	(4.17)	—	—	—
Year Ended July 31, 2021	$52.57	(0.67)	32.78	32.11	—	—	—
Year Ended July 31, 2020	$64.40	(0.74)	(11.09)	(11.83)	—	—	—
Year Ended July 31, 2019	$83.80	(0.92)	(9.48)	(10.40)	—	(9.00)	(9.00)
Year Ended July 31, 2018	$71.35	(0.96)	13.41	12.45	—	—	—
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$124.76	(1.07)	(24.11)	(25.18)	—	(9.14)	(9.14)
Year Ended July 31, 2021	$75.45	(0.90)	52.38	51.48	—	(2.17)	(2.17)
Year Ended July 31, 2020(d)	$49.47	(0.29)	26.27	25.98	—	—	—
Year Ended July 31, 2019(d)	$42.49	0.03	7.03	7.06	—	(0.08)	(0.08)
Year Ended July 31, 2018(d)	$32.01	(0.07)	12.23	12.16	—	(1.68)	(1.68)
Service Class
Year Ended July 31, 2022	$101.80	(2.00)	(18.72)	(20.72)	—	(9.14)	(9.14)
Year Ended July 31, 2021	$62.48	(1.70)	43.19	41.49	—	(2.17)	(2.17)
Year Ended July 31, 2020(d)	$41.38	(0.75)	21.85	21.10	—	—	—
Year Ended July 31, 2019(d)	$35.92	(0.34)	5.88	5.54	—	(0.08)	(0.08)
Year Ended July 31, 2018(d)	$27.54	(0.40)	10.46	10.06	—	(1.68)	(1.68)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$100.64	(3.94)%	1.68%	1.68%		(0.02)%	$8,441	638%
$104.97	62.67%	1.61%	1.61%		0.12%	$14,775	547%
$64.53	(17.55)%	2.02%	2.02	%(c)	(0.22)%	$4,232	624%
$78.32	(9.96)%	1.74%	1.74%		(0.27)%	$5,380	427%
$98.51	18.61%	1.75%	1.75%		(0.21)%	$32,670	447%

$80.51	(4.90)%	2.68%	2.68%		(1.02)%	$790	638%
$84.68	61.08%	2.61%	2.61%		(0.88)%	$770	547%
$52.57	(18.37)%	3.02%	3.02	%(c)	(1.22)%	$320	624%
$64.40	(10.83)%	2.74%	2.74%		(1.27)%	$429	427%
$83.80	17.45%	2.75%	2.75%		(1.21)%	$480	447%

$90.44	(22.70)%	1.48%	1.48%		(0.93)%	$44,187	51%
$124.76	69.21%	1.55%	1.55%		(0.97)%	$95,384	114%
$75.45	52.51%	1.65%	1.65%		(0.51)%	$86,988	177%
$49.47	16.70%	1.58%	1.58%		0.06%	$83,112	332%
$42.49	38.70%	1.49%	1.49%		(0.19)%	$96,683	174%

$71.94	(23.48)%	2.48%	2.48%		(1.93)%	$3,393	51%
$101.80	67.57%	2.55%	2.55%		(1.97)%	$6,454	114%
$62.48	50.97%	2.65%	2.65%		(1.51)%	$2,858	177%
$41.38	15.53%	2.58%	2.58%		(0.94)%	$3,082	332%
$35.92	37.31%	2.49%	2.49%		(1.19)%	$5,780	174%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

316 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$25.43	0.11	(4.72)		(4.61)	(0.13)	(0.13)
Year Ended July 31, 2021	$19.67	0.10	5.78		5.88	(0.12)	(0.12)
Year Ended July 31, 2020	$21.80	0.12	(1.88)		(1.76)	(0.37)	(0.37)
Year Ended July 31, 2019	$21.33	0.07	0.92		0.99	(0.52)	(0.52)
Year Ended July 31, 2018	$24.17	0.39	(2.30)		(1.91)	(0.93)	(0.93)
Service Class
Year Ended July 31, 2022	$24.41	(0.13)	(4.52)		(4.65)	—	—
Year Ended July 31, 2021	$18.96	(0.11)	5.56		5.45	—	—
Year Ended July 31, 2020	$20.99	(0.07)	(1.86)		(1.93)	(0.10)	(0.10)
Year Ended July 31, 2019	$20.24	(0.13)	0.96		0.83	(0.08)	(0.08)
Year Ended July 31, 2018	$22.78	0.18	(2.26)		(2.08)	(0.46)	(0.46)
UltraBear ProFund
Investor Class
Year Ended July 31, 2022	$21.42	(0.29)	(0.43	)(c)	(0.72)	—	—
Year Ended July 31, 2021(d)	$43.58	(0.53)	(21.48)		(22.01)	(0.15)	(0.15)
Year Ended July 31, 2020(d)	$76.76	(0.52)	(32.66)		(33.18)	—	—
Year Ended July 31, 2019(d)	$91.23	0.40	(14.87)		(14.47)	—	—
Year Ended July 31, 2018(d)	$125.67	(0.56)	(33.88)		(34.44)	—	—
Service Class
Year Ended July 31, 2022	$19.19	(0.48)	(0.38	)(c)	(0.86)	—	—
Year Ended July 31, 2021(d)	$39.25	(0.81)	(19.25)		(20.06)	—	—
Year Ended July 31, 2020(d)	$69.86	(1.12)	(29.49)		(30.61)	—	—
Year Ended July 31, 2019(d)	$83.88	(0.44)	(13.58)		(14.02)	—	—
Year Ended July 31, 2018(d)	$116.67	(1.48)	(31.31)		(32.79)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$20.69	(18.25)%	4.57%	1.78%	0.45%	$800	229%
$25.43	30.01%	4.54%	1.78%	0.47%	$1,118	286%
$19.67	(8.22)%	5.13%	1.78%	0.63%	$862	132%
$21.80	5.18%	2.16%	1.80%	0.36%	$1,468	1,449%
$21.33	(8.45)%	2.64%	1.95%	1.74%	$1,900	412%

$19.76	(19.05)%	5.57%	2.78%	(0.55)%	$21	229%
$24.41	28.74%	5.54%	2.78%	(0.53)%	$56	286%
$18.96	(9.22)%	6.13%	2.78%	(0.37)%	$44	132%
$20.99	4.17%	3.16%	2.80%	(0.64)%	$75	1,449%
$20.24	(9.41)%	3.64%	2.95%	0.74%	$91	412%

$20.70	(3.36)%	1.97%	1.78%	(1.40)%	$11,191	—
$21.42	(50.64)%	2.08%	1.78%	(1.77)%	$5,438	—
$43.58	(43.20)%	2.04%	1.78%	(0.80)%	$9,880	—
$76.76	(15.87)%	1.95%	1.84%	0.44%	$8,869	—
$91.23	(27.40)%	1.89%	1.87%	(0.54)%	$8,335	—

$18.33	(4.43)%	2.97%	2.78%	(2.40)%	$10	—
$19.19	(51.07)%	3.08%	2.78%	(2.77)%	$14	—
$39.25	(43.81)%	3.04%	2.78%	(1.80)%	$72	—
$69.86	(16.74)%	2.95%	2.84%	(0.56)%	$265	—
$83.88	(28.11)%	2.89%	2.87%	(1.54)%	$3,607	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 317

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBull ProFund
Investor Class
Year Ended July 31, 2022	$112.96	(0.33)	(15.63)	(15.96)	—	(6.97)	(6.97)
Year Ended July 31, 2021	$72.03	(0.46)	51.97	51.51	(0.41)	(10.17)	(10.58)
Year Ended July 31, 2020	$67.93	0.06	4.37	4.43	(0.33)	—	(0.33)
Year Ended July 31, 2019	$62.85	0.33	5.03	5.36	(0.06)	(0.22)	(0.28)
Year Ended July 31, 2018(c)	$49.15	0.18	13.52	13.70	—	—	—
Service Class
Year Ended July 31, 2022	$90.15	(1.15)	(12.11)	(13.26)	—	(6.97)	(6.97)
Year Ended July 31, 2021	$59.40	(1.20)	42.12	40.92	—	(10.17)	(10.17)
Year Ended July 31, 2020	$56.36	(0.49)	3.53	3.04	—	—	—
Year Ended July 31, 2019	$52.65	(0.17)	4.10	3.93	—	(0.22)	(0.22)
Year Ended July 31, 2018(c)	$41.58	(0.30)	11.37	11.07	—	—	—
UltraChina ProFund
Investor Class
Year Ended July 31, 2022	$11.80	(0.02)	(8.35)	(8.37)	—	—	—
Year Ended July 31, 2021	$17.31	(0.23)	(5.28)	(5.51)	—	—	—
Year Ended July 31, 2020	$11.42	(0.05)	5.95	5.90	(0.01)	—	(0.01)
Year Ended July 31, 2019	$17.79	(0.01)	(6.36)	(6.37)	—	—	—
Year Ended July 31, 2018	$16.41	(0.01)	1.53	1.52	(0.14)	—	(0.14)
Service Class
Year Ended July 31, 2022	$10.37	(0.06)	(7.32)	(7.38)	—	—	—
Year Ended July 31, 2021	$15.36	(0.42)	(4.57)	(4.99)	—	—	—
Year Ended July 31, 2020	$10.23	(0.17)	5.30	5.13	—	—	—
Year Ended July 31, 2019	$16.11	(0.12)	(5.76)	(5.88)	—	—	—
Year Ended July 31, 2018	$14.97	(0.19)	1.41	1.22	(0.08)	—	(0.08)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$90.03	(14.96)%	1.46%	1.46%	(0.31)%	$101,714	16%
$112.96	77.44%	1.51%	1.51%	(0.51)%	$128,079	31%
$72.03	6.48%	1.60%	1.60%	0.09%	$99,875	151%
$67.93	8.54%	1.50%	1.50%	0.54%	$174,947	159%
$62.85	27.89%	1.40%	1.40%	0.31%	$185,706	174%

$69.92	(15.80)%	2.46%	2.46%	(1.31)%	$2,036	16%
$90.15	75.68%	2.51%	2.51%	(1.51)%	$2,785	31%
$59.40	5.39%	2.60%	2.60%	(0.91)%	$1,808	151%
$56.36	7.46%	2.50%	2.50%	(0.46)%	$1,389	159%
$52.65	26.62%	2.40%	2.40%	(0.69)%	$1,838	174%

$3.43	(70.93)%	1.74%	1.74%	(0.37)%	$15,352	243%
$11.80	(31.83)%	1.67%	1.67%	(1.05)%	$17,626	255%
$17.31	51.69%	1.79%	1.79%	(0.42)%	$14,973	314%
$11.42	(35.81)%	1.70%	1.70%	(0.05)%	$21,723	360%
$17.79	9.24%	1.51%	1.51%	(0.07)%	$27,453	312%

$2.99	(71.17)%	2.74%	2.74%	(1.37)%	$788	243%
$10.37	(32.49)%	2.67%	2.67%	(2.05)%	$423	255%
$15.36	50.15%	2.79%	2.79%	(1.42)%	$2,654	314%
$10.23	(36.50)%	2.70%	2.70%	(1.05)%	$405	360%
$16.11	8.10%	2.51%	2.51%	(1.07)%	$1,006	312%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

318 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2022	$66.90	(0.08)	(7.91)	(7.99)	—	(4.27)	(4.27)
Year Ended July 31, 2021	$39.32	(0.24)	28.83	28.59	—	(1.01)	(1.01)
Year Ended July 31, 2020(c)	$47.25	0.11	(7.02)	(6.91)	(0.30)	(0.72)	(1.02)
Year Ended July 31, 2019(c)	$43.77	0.30	3.52	3.82	(0.34)	—	(0.34)
Year Ended July 31, 2018(c)	$33.52	0.12	10.90	11.02	(0.01)	(0.76)	(0.77)
Service Class
Year Ended July 31, 2022	$57.42	(0.62)	(6.60)	(7.22)	—	(4.27)	(4.27)
Year Ended July 31, 2021	$34.20	(0.71)	24.94	24.23	—	(1.01)	(1.01)
Year Ended July 31, 2020(c)	$41.33	(0.27)	(6.14)	(6.41)	—	(0.72)	(0.72)
Year Ended July 31, 2019(c)	$38.31	(0.09)	3.11	3.02	—	—	—
Year Ended July 31, 2018(c)	$29.70	(0.24)	9.61	9.37	—	(0.76)	(0.76)
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2022	$79.62	0.57	(38.41)	(37.84)	—	—	—
Year Ended July 31, 2021	$62.20	(0.56)	17.98	17.42	—	—	—
Year Ended July 31, 2020	$51.58	— (e)	10.62	10.62	—	—	—
Year Ended July 31, 2019	$63.07	0.05	(11.25)	(11.20)	(0.29)	—	(0.29)
Year Ended July 31, 2018	$61.63	0.25	1.30	1.55	(0.11)	—	(0.11)
Service Class
Year Ended July 31, 2022	$72.13	0.02	(34.67)	(34.65)	—	—	—
Year Ended July 31, 2021	$56.90	(1.36)	16.59	15.23	—	—	—
Year Ended July 31, 2020	$47.65	(0.47)	9.72	9.25	—	—	—
Year Ended July 31, 2019	$58.50	(0.44)	(10.41)	(10.85)	—	—	—
Year Ended July 31, 2018	$57.67	(0.38)	1.21	0.83	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$54.64	(13.07)%		1.54%	1.54%	(0.14)%		$32,075	10%
$66.90	73.58%		1.59%	1.59%	(0.45)%		$39,210	16%
$39.32	(15.15)%		1.72%	1.72%	0.26%		$26,124	6%
$47.25	8.97%		1.62%	1.62%	0.68%		$38,924	1%
$43.77	32.94%		1.51%	1.51%	0.29%		$37,484	59%

$45.93	(13.94)%		2.54%	2.54%	(1.14)%		$738	10%
$57.42	71.85%		2.59%	2.59%	(1.45)%		$1,203	16%
$34.20	(15.95)%		2.72%	2.72%	(0.74)%		$648	6%
$41.33	7.87%		2.62%	2.62%	(0.32)%		$732	1%
$38.31	31.62%		2.51%	2.51%	(0.71)%		$1,584	59%

$41.78	(47.53	)%(d)	1.99%	1.92%	1.00%		$5,666	265%
$79.62	28.02%		1.78%	1.77%	(0.64)%		$8,976	211%
$62.20	20.59	%(f)	1.94%	1.85%	—	%(g)	$13,176	240%
$51.58	(17.70)%		1.84%	1.84%	0.10%		$12,846	137%
$63.07	2.50%		1.52%	1.52%	0.37%		$22,713	125%

$37.48	(48.05	)%(d)	2.99%	2.92%	—	%(g)	$95	265%
$72.13	26.78%		2.78%	2.77%	(1.64)%		$345	211%
$56.90	19.41	%(f)	2.94%	2.85%	(1.00)%		$353	240%
$47.65	(18.55)%		2.84%	2.84%	(0.90)%		$213	137%
$58.50	1.44%		2.52%	2.52%	(0.63)%		$623	125%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

(d)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(e)	Amount is less than $0.005.

(f)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.01%.

(g)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 319

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraInternational ProFund
Investor Class
Year Ended July 31, 2022	$21.26	(0.29)	(6.26)	(6.55)	—	—
Year Ended July 31, 2021	$13.16	(0.32)	8.42	8.10	—	—
Year Ended July 31, 2020	$15.58	(0.09)	(2.33)	(2.42)	—	—
Year Ended July 31, 2019	$17.99	0.03	(2.44)	(2.41)	—	—
Year Ended July 31, 2018	$17.10	(0.07)	0.96	0.89	—	—
Service Class
Year Ended July 31, 2022	$18.65	(0.46)	(5.43)	(5.89)	—	—
Year Ended July 31, 2021	$11.64	(0.48)	7.49	7.01	—	—
Year Ended July 31, 2020	$13.92	(0.22)	(2.06)	(2.28)	—	—
Year Ended July 31, 2019	$16.23	(0.11)	(2.20)	(2.31)	—	—
Year Ended July 31, 2018	$15.59	(0.24)	0.88	0.64	—	—
UltraJapan ProFund
Investor Class
Year Ended July 31, 2022	$31.75	(0.45)	1.09	0.64	(4.34)	(4.34)
Year Ended July 31, 2021	$20.81	(0.56)	11.50	10.94	—	—
Year Ended July 31, 2020	$21.87	(0.17)	(0.89)	(1.06)	—	—
Year Ended July 31, 2019	$24.93	0.04	(2.61)	(2.57)	(0.49)	(0.49)
Year Ended July 31, 2018	$19.76	(0.11)	5.28	5.17	—	—
Service Class
Year Ended July 31, 2022	$26.53	(0.69)	1.10	0.41	(4.34)	(4.34)
Year Ended July 31, 2021	$17.56	(0.82)	9.79	8.97	—	—
Year Ended July 31, 2020	$18.64	(0.36)	(0.72)	(1.08)	—	—
Year Ended July 31, 2019	$21.52	(0.16)	(2.23)	(2.39)	(0.49)	(0.49)
Year Ended July 31, 2018	$17.23	(0.31)	4.60	4.29	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$14.71	(30.81)%	2.82%	1.78%		(1.55)%	$2,322	—
$21.26	61.55%	2.31%	1.78%		(1.76)%	$3,101	—
$13.16	(15.53)%	2.61%	1.87%		(0.60)%	$4,078	—
$15.58	(13.40)%	2.30%	2.04	%(c)	0.16%	$2,989	—
$17.99	5.20%	1.62%	1.62%		(0.40)%	$9,114	—

$12.76	(31.53)%	3.82%	2.78%		(2.55)%	$25	—
$18.65	60.22%	3.31%	2.78%		(2.76)%	$51	—
$11.64	(16.38)%	3.61%	2.87%		(1.60)%	$70	—
$13.92	(14.23)%	3.29%	3.03	%(c)	(0.83)%	$47	—
$16.23	4.11%	2.62%	2.62%		(1.40)%	$184	—

$28.05	(0.05)%	1.81%	1.78%		(1.56)%	$12,750	—
$31.75	52.57%	1.80%	1.78%		(1.77)%	$14,600	—
$20.81	(4.85)%	1.94%	1.86%		(0.77)%	$10,556	—
$21.87	(10.75)%	1.83%	1.83%		0.16%	$13,423	—
$24.93	26.16%	1.66%	1.66%		(0.45)%	$20,993	—

$22.60	(1.04)%	2.81%	2.78%		(2.56)%	$115	—
$26.53	51.08%	2.80%	2.78%		(2.77)%	$143	—
$17.56	(5.79)%	2.94%	2.86%		(1.77)%	$109	—
$18.64	(11.63)%	2.83%	2.83%		(0.84)%	$258	—
$21.52	24.90%	2.66%	2.66%		(1.45)%	$237	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

320 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2022	$19.08	1.13	(4.70)	(3.57)	(0.83)	—	(0.83)
Year Ended July 31, 2021	$10.61	0.18	8.38	8.56	(0.09)	—	(0.09)
Year Ended July 31, 2020	$31.86	0.28	(21.10)	(20.82)	(0.43)	—	(0.43)
Year Ended July 31, 2019	$33.55	0.44	(1.66)	(1.22)	(0.47)	—	(0.47)
Year Ended July 31, 2018	$35.83	0.28	(2.47)	(2.19)	(0.09)	—	(0.09)
Service Class
Year Ended July 31, 2022	$18.34	0.97	(4.54)	(3.57)	(0.57)	—	(0.57)
Year Ended July 31, 2021	$10.26	0.04	8.06	8.10	(0.02)	—	(0.02)
Year Ended July 31, 2020	$30.71	0.12	(20.57)	(20.45)	—	—	—
Year Ended July 31, 2019	$32.16	0.13	(1.58)	(1.45)	—	—	—
Year Ended July 31, 2018	$34.61	(0.10)	(2.35)	(2.45)	—	—	—
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2022	$66.78	(0.23)	(10.83)	(11.06)	—	(3.25)	(3.25)
Year Ended July 31, 2021	$32.83	(0.33)	34.28	33.95	—	—	—
Year Ended July 31, 2020	$44.23	(0.05)	(10.37)	(10.42)	(0.14)	(0.84)	(0.98)
Year Ended July 31, 2019	$46.93	0.07	(2.72)	(2.65)	(0.01)	(0.04)	(0.05)
Year Ended July 31, 2018(e)	$40.56	(0.01)	9.46 (f)	9.45	—	(3.08)	(3.08)
Service Class
Year Ended July 31, 2022	$53.58	(0.72)	(8.44)	(9.16)	—	(3.25)	(3.25)
Year Ended July 31, 2021	$26.59	(0.75)	27.74	26.99	—	—	—
Year Ended July 31, 2020	$36.24	(0.34)	(8.47)	(8.81)	—	(0.84)	(0.84)
Year Ended July 31, 2019	$38.86	(0.28)	(2.30)	(2.58)	—	(0.04)	(0.04)
Year Ended July 31, 2018(e)	$34.37	(0.37)	7.94 (f)	7.57	—	(3.08)	(3.08)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$14.68	(18.44	)%(c)	1.73%	1.73%	6.86%	$9,583	141%
$19.08	80.78%		1.72%	1.72%	1.22%	$15,939	163%
$10.61	(66.27	)%(d)	1.71%	1.71%	1.46%	$15,724	237%
$31.86	(3.51)%		1.69%	1.69%	1.34%	$31,560	132%
$33.55	(6.15)%		1.53%	1.53%	0.72%	$37,611	315%

$14.20	(19.32	)%(c)	2.73%	2.73%	5.86%	$108	141%
$18.34	78.96%		2.72%	2.72%	0.22%	$148	163%
$10.26	(66.59	)%(d)	2.70%	2.70%	0.47%	$98	237%
$30.71	(4.51)%		2.69%	2.69%	0.34%	$81	132%
$32.16	(7.08)%		2.53%	2.53%	(0.28)%	$436	315%

$52.47	(17.57)%		1.51%	1.51%	(0.38)%	$43,761	28%
$66.78	103.44%		1.53%	1.53%	(0.62)%	$61,650	40%
$32.83	(24.24)%		1.66%	1.66%	(0.12)%	$30,383	63%
$44.23	(5.62)%		1.53%	1.53%	0.16%	$80,404	52%
$46.93	23.80%		1.43%	1.43%	(0.01)%	$91,844	28%

$41.17	(18.40)%		2.51%	2.51%	(1.38)%	$859	28%
$53.58	101.47%		2.53%	2.53%	(1.61)%	$1,231	40%
$26.59	(24.99)%		2.66%	2.66%	(1.12)%	$636	63%
$36.24	(6.61)%		2.53%	2.53%	(0.84)%	$847	52%
$38.86	22.58%		2.43%	2.43%	(1.01)%	$2,154	28%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

(d)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.68%.

(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.

(f)	Subsequent to the issuance of the July 31, 2018 and 2019 financial statements, it was discovered that the distributions per share of $9.24 from Net Realized Gains on Investments from the year ended July 31, 2018 had not been adjusted for the 3:1 share split on January 22, 2018. The per-share amounts for both "Net Realized and Unrealized Gains (Losses) on Investments" as well as "Distributions to Shareholders from Net Realized Gains on Investments" have been revised to reflect the correct amounts.

See accompanying notes to the financial statements.

Financial Highlights :: 321

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraNasdaq-100 ProFund
Investor Class
Year Ended July 31, 2022	$99.86	(0.71)	(26.13)		(26.84)	—	(14.34)	(14.34)
Year Ended July 31, 2021(c)	$62.28	(0.82)	45.88		45.06	—	(7.48)	(7.48)
Year Ended July 31, 2020(c)	$39.32	(0.26)	25.83		25.57	—	(2.61)	(2.61)
Year Ended July 31, 2019(c)	$37.54	0.01	3.55		3.56	—	(1.78)	(1.78)
Year Ended July 31, 2018(c)(d)	$26.05	(0.09)	11.58		11.49	—	—	—
Service Class
Year Ended July 31, 2022	$76.18	(1.31)	(18.41)		(19.72)	—	(14.34)	(14.34)
Year Ended July 31, 2021(c)	$49.32	(1.43)	35.77		34.34	—	(7.48)	(7.48)
Year Ended July 31, 2020(c)	$31.89	(0.61)	20.65		20.04	—	(2.61)	(2.61)
Year Ended July 31, 2019(c)	$31.05	(0.28)	2.90		2.62	—	(1.78)	(1.78)
Year Ended July 31, 2018(c)(d)	$21.76	(0.36)	9.65		9.29	—	—	—
UltraShort China ProFund
Investor Class
Year Ended July 31, 2022	$17.80	(0.29)	(4.87)		(5.16)	—	—	—
Year Ended July 31, 2021	$20.11	(0.22)	(2.09	)(e)	(2.31)	—	—	—
Year Ended July 31, 2020	$47.15	(0.14)	(26.71)		(26.85)	(0.19)	—	(0.19)
Year Ended July 31, 2019	$40.80	0.24	6.11		6.35	—	—	—
Year Ended July 31, 2018(f)	$54.15	(0.14)	(13.21)		(13.35)	—	—	—
Service Class
Year Ended July 31, 2022	$15.63	(0.46)	(4.15)		(4.61)	—	—	—
Year Ended July 31, 2021	$17.88	(0.34)	(1.91	)(e)	(2.25)	—	—	—
Year Ended July 31, 2020	$42.12	(0.48)	(23.76)		(24.24)	—	—	—
Year Ended July 31, 2019	$36.81	(0.19)	5.50		5.31	—	—	—
Year Ended July 31, 2018(f)	$49.35	(0.52)	(12.02)		(12.54)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$58.68	(31.91)%	1.47%	1.47%	(0.87)%	$569,545	51%
$99.86	76.50%	1.51%	1.51%	(1.05)%	$1,096,713	29%
$62.28	67.62%	1.59%	1.59%	(0.58)%	$627,805	20%
$39.32	9.42%	1.50%	1.50%	0.01%	$504,777	9%
$37.54	44.15%	1.41%	1.41%	(0.29)%	$497,460	3%

$42.12	(32.60)%	2.47%	2.47%	(1.87)%	$14,120	51%
$76.18	74.78%	2.51%	2.51%	(2.05)%	$23,558	29%
$49.32	65.95%	2.59%	2.59%	(1.58)%	$15,438	20%
$31.89	8.33%	2.50%	2.50%	(0.99)%	$12,014	9%
$31.05	42.70%	2.41%	2.41%	(1.29)%	$14,914	3%

$12.64	(28.99)%	2.57%	1.78%	(1.53)%	$1,470	—
$17.80	(11.49)%	4.54%	1.78%	(1.77)%	$2,341	—
$20.11	(57.12)%	2.83%	1.78%	(0.37)%	$625	—
$47.15	15.56%	2.45%	1.78%	0.50%	$3,534	—
$40.80	(24.67)%	2.34%	1.78%	(0.34)%	$2,038	—

$11.02	(29.58)%	3.57%	2.78%	(2.53)%	$10	—
$15.63	(12.52)%	5.54%	2.78%	(2.77)%	$6	—
$17.88	(57.53)%	3.83%	2.78%	(1.37)%	$10	—
$42.12	14.43%	3.45%	2.78%	(0.50)%	$44	—
$36.81	(25.43)%	3.34%	2.78%	(1.34)%	$70	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.

(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

322 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2022	$20.44	(0.30)	0.22 (c)	(0.08)	—	—
Year Ended July 31, 2021(d)	$40.04	(0.49)	(19.11)	(19.60)	—	—
Year Ended July 31, 2020(d)	$60.15	(0.56)	(19.35)	(19.91)	(0.20)	(0.20)
Year Ended July 31, 2019(d)	$71.69	0.32	(11.86)	(11.54)	—	—
Year Ended July 31, 2018(d)	$104.12	(0.36)	(32.07)	(32.43)	—	—
Service Class
Year Ended July 31, 2022	$17.86	(0.47)	0.23 (c)	(0.24)	—	—
Year Ended July 31, 2021(d)	$35.34	(0.74)	(16.74)	(17.48)	—	—
Year Ended July 31, 2020(d)	$53.45	(1.00)	(17.11)	(18.11)	—	—
Year Ended July 31, 2019(d)	$64.34	(0.28)	(10.61)	(10.89)	—	—
Year Ended July 31, 2018(d)	$94.36	(1.12)	(28.90)	(30.02)	—	—
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2022	$23.19	(0.39)	6.13	5.74	—	—
Year Ended July 31, 2021(d)	$39.50	(0.45)	(15.86)	(16.31)	—	—
Year Ended July 31, 2020(d)	$75.75	(0.40)	(35.57)	(35.97)	(0.28)	(0.28)
Year Ended July 31, 2019(d)	$73.65	0.36	1.74	2.10	—	—
Year Ended July 31, 2018(d)	$86.96	(0.28)	(13.03)	(13.31)	—	—
Service Class
Year Ended July 31, 2022	$20.93	(0.63)	5.53	4.90	—	—
Year Ended July 31, 2021(d)	$35.98	(0.69)	(14.36)	(15.05)	—	—
Year Ended July 31, 2020(d)	$69.37	(1.00)	(32.39)	(33.39)	—	—
Year Ended July 31, 2019(d)	$68.11	(0.40)	1.66	1.26	—	—
Year Ended July 31, 2018(d)	$81.20	(1.00)	(12.09)	(13.09)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$20.36	(0.39)%	2.65%	1.78%	(1.48)%	$2,491	—
$20.44	(48.95)%	2.47%	1.78%	(1.77)%	$2,916	—
$40.04	(33.21)%	2.17%	1.78%	(1.01)%	$5,293	—
$60.15	(16.07)%	2.25%	1.78%	0.47%	$4,491	—
$71.69	(31.16)%	2.18%	1.78%	(0.44)%	$3,874	—

$17.62	(1.34)%	3.65%	2.78%	(2.48)%	$156	—
$17.86	(49.43)%	3.47%	2.78%	(2.77)%	$111	—
$35.34	(33.91)%	3.17%	2.78%	(2.01)%	$316	—
$53.45	(16.92)%	3.25%	2.78%	(0.53)%	$179	—
$64.34	(31.84)%	3.18%	2.78%	(1.44)%	$268	—

$28.93	24.75%	3.73%	1.78%	(1.43)%	$1,247	—
$23.19	(41.26)%	5.39%	1.78%	(1.77)%	$562	—
$39.50	(47.64)%	2.90%	1.78%	(0.60)%	$974	—
$75.75	2.88%	2.70%	1.78%	0.43%	$2,865	—
$73.65	(15.32)%	2.35%	1.78%	(0.40)%	$2,958	—

$25.83	23.52%	4.73%	2.78%	(2.43)%	$31	—
$20.93	(41.89)%	6.39%	2.78%	(2.77)%	$31	—
$35.98	(48.10)%	3.90%	2.78%	(1.60)%	$62	—
$69.37	1.82%	3.70%	2.78%	(0.57)%	$98	—
$68.11	(16.11)%	3.35%	2.78%	(1.40)%	$108	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 323

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort International ProFund
Investor Class
Year Ended July 31, 2022	$22.38	(0.34)	4.48 (c)	4.14	—	—
Year Ended July 31, 2021(d)	$42.06	(0.51)	(19.17)	(19.68)	—	—
Year Ended July 31, 2020(d)	$54.21	(0.48)	(11.27)	(11.75)	(0.40)	(0.40)
Year Ended July 31, 2019(d)	$51.63	0.28	2.30 (d)	2.58	—	—
Year Ended July 31, 2018(d)	$59.47	(0.28)	(7.56)	(7.84)	—	—
Service Class
Year Ended July 31, 2022	$20.04	(0.57)	4.04 (c)	3.47	—	—
Year Ended July 31, 2021(d)	$38.07	(0.78)	(17.25)	(18.03)	—	—
Year Ended July 31, 2020(d)	$49.12	(0.96)	(10.09)	(11.05)	—	—
Year Ended July 31, 2019(d)	$47.26	(0.24)	2.10 (d)	1.86	—	—
Year Ended July 31, 2018(d)	$54.95	(0.76)	(6.93)	(7.69)	—	—
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2022	$12.53	(0.18)	(2.17)	(2.35)	—	—
Year Ended July 31, 2021	$22.23	(0.26)	(9.44)	(9.70)	—	—
Year Ended July 31, 2020	$32.34	(0.18)	(9.93)	(10.11)	—	—
Year Ended July 31, 2019	$32.76	0.06	(0.48)	(0.42)	—	—
Year Ended July 31, 2018(e)	$47.18	(0.23)	(14.19)	(14.42)	—	—
Service Class
Year Ended July 31, 2022	$11.16	(0.28)	(1.92)	(2.20)	—	—
Year Ended July 31, 2021	$19.96	(0.37)	(8.43)	(8.80)	—	—
Year Ended July 31, 2020	$29.45	(0.44)	(9.05)	(9.49)	—	—
Year Ended July 31, 2019	$30.00	(0.23)	(0.32)	(0.55)	—	—
Year Ended July 31, 2018(e)	$43.73	(0.61)	(13.12)	(13.73)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$26.52	18.50%	2.60%	1.78%	(1.41)%	$2,640	—
$22.38	(46.82)%	3.13%	1.78%	(1.77)%	$1,631	—
$42.06	(21.67)%	2.83%	1.78%	(0.95)%	$2,445	—
$54.21	4.96%	2.43%	1.78%	0.50%	$2,156	—
$51.63	(13.18)%	2.53%	1.84%	(0.51)%	$2,120	—

$23.51	17.30%	3.60%	2.78%	(2.41)%	$6	—
$20.04	(47.32)%	4.14%	2.79%	(2.78)%	$5	—
$38.07	(22.48)%	3.83%	2.78%	(1.95)%	$10	—
$49.12	3.89%	3.42%	2.77%	(0.49)%	$14	—
$47.26	(13.97)%	3.52%	2.83%	(1.50)%	$29	—

$10.18	(18.75)%	10.76%	1.78%	(1.54)%	$199	—
$12.53	(43.63)%	8.91%	1.78%	(1.77)%	$233	—
$22.23	(31.26)%	4.87%	1.78%	(0.64)%	$842	—
$32.34	(1.28)%	5.49%	1.78%	0.18%	$1,010	—
$32.76	(30.59)%	3.66%	1.78%	(0.60)%	$709	—

$8.96	(19.71)%	11.76%	2.78%	(2.54)%	$1	—
$11.16	(44.23)%	9.91%	2.78%	(2.77)%	$29	—
$19.96	(31.87)%	5.87%	2.78%	(1.64)%	$2	—
$29.45	(2.26)%	6.49%	2.78%	(0.82)%	$4	—
$30.00	(31.31)%	4.66%	2.78%	(1.60)%	$5	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

(e)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

324 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2022	$10.27	(0.15)	(0.94)	(1.09)	—	—
Year Ended July 31, 2021	$27.67	(0.32)	(17.08)	(17.40)	—	—
Year Ended July 31, 2020	$27.71	(0.30)	0.35	0.05	(0.09)	(0.09)
Year Ended July 31, 2019	$35.01	0.16	(7.46)	(7.30)	—	—
Year Ended July 31, 2018(c)	$40.03	(0.21)	(4.81)	(5.02)	—	—
Service Class
Year Ended July 31, 2022	$9.00	(0.25)	(0.78)	(1.03)	—	—
Year Ended July 31, 2021	$24.48	(0.47)	(15.01)	(15.48)	—	—
Year Ended July 31, 2020	$24.69	(0.69)	0.48	(0.21)	—	—
Year Ended July 31, 2019	$31.51	(0.12)	(6.70)	(6.82)	—	—
Year Ended July 31, 2018(c)	$36.45	(0.55)	(4.39)	(4.94)	—	—
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2022	$5.36	(0.08)	(0.16)	(0.24)	—	—
Year Ended July 31, 2021	$13.16	(0.14)	(7.66)	(7.80)	—	—
Year Ended July 31, 2020	$19.82	(0.20)	(6.38)	(6.58)	(0.08)	(0.08)
Year Ended July 31, 2019	$20.73	0.11	(1.02)	(0.91)	—	—
Year Ended July 31, 2018	$27.77	(0.11)	(6.93)	(7.04)	—	—
Service Class
Year Ended July 31, 2022	$4.73	(0.13)	(0.12)	(0.25)	—	—
Year Ended July 31, 2021	$11.71	(0.21)	(6.77)	(6.98)	—	—
Year Ended July 31, 2020	$17.72	(0.37)	(5.64)	(6.01)	—	—
Year Ended July 31, 2019	$18.73	(0.08)	(0.93)	(1.01)	—	—
Year Ended July 31, 2018	$25.30	(0.32)	(6.25)	(6.57)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$9.18	(10.61)%	4.14%	1.78%	(1.48)%	$1,796	—
$10.27	(62.88)%	3.28%	1.78%	(1.77)%	$804	—
$27.67	0.22%	2.31%	1.78%	(0.87)%	$3,138	—
$27.71	(20.85)%	2.42%	1.78%	0.53%	$4,681	—
$35.01	(12.58)%	2.05%	1.78%	(0.60)%	$3,711	—

$7.97	(11.44)%	5.14%	2.78%	(2.48)%	$8	—
$9.00	(63.24)%	4.28%	2.78%	(2.77)%	$9	—
$24.48	(0.85)%	3.31%	2.78%	(1.87)%	$35	—
$24.69	(21.67)%	3.42%	2.78%	(0.47)%	$61	—
$31.51	(13.53)%	3.05%	2.78%	(1.60)%	$74	—

$5.12	(4.48)%	3.56%	1.78%	(1.50)%	$1,424	—
$5.36	(59.27)%	3.22%	1.78%	(1.77)%	$1,443	—
$13.16	(33.28)%	2.94%	1.78%	(1.04)%	$2,728	—
$19.82	(4.39)%	3.04%	1.78%	0.50%	$1,475	—
$20.73	(25.35)%	3.12%	1.78%	(0.45)%	$1,067	—

$4.48	(5.29)%	4.56%	2.78%	(2.50)%	$53	—
$4.73	(59.61)%	4.22%	2.78%	(2.77)%	$20	—
$11.71	(33.92)%	3.94%	2.78%	(2.04)%	$21	—
$17.72	(5.39)%	4.04%	2.78%	(0.50)%	$16	—
$18.73	(26.00)%	4.12%	2.78%	(1.45)%	$11	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 325

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2022	$15.70	(0.18)	0.28	(c)	0.10	—	—
Year Ended July 31, 2021(d)	$35.80	(0.41)	(19.67	)(c)	(20.08)	(0.02)	(0.02)
Year Ended July 31, 2020(d)	$101.55	(0.56)	(64.87)		(65.43)	(0.32)	(0.32)
Year Ended July 31, 2019(d)	$130.89	0.64	(29.98)		(29.34)	—	—
Year Ended July 31, 2018(d)	$213.53	(0.72)	(81.92)		(82.64)	—	—
Service Class
Year Ended July 31, 2022	$14.85	(0.32)	0.26	(c)	(0.06)	—	—
Year Ended July 31, 2021(d)	$34.20	(0.64)	(18.71	)(c)	(19.35)	—	—
Year Ended July 31, 2020(d)	$97.63	(1.28)	(62.15)		(63.43)	—	—
Year Ended July 31, 2019(d)	$126.93	(0.48)	(28.82)		(29.30)	—	—
Year Ended July 31, 2018(d)	$208.94	(2.24)	(79.77)		(82.01)	—	—
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2022	$7.27	(0.11)	0.90		0.79	—	—
Year Ended July 31, 2021	$20.12	(0.18)	(12.67)		(12.85)	—	—
Year Ended July 31, 2020	$30.78	(0.30)	(10.28)		(10.58)	(0.08)	(0.08)
Year Ended July 31, 2019	$29.84	0.16	0.78		0.94	—	—
Year Ended July 31, 2018(e)	$43.84	(0.10)	(13.90)		(14.00)	—	—
Service Class
Year Ended July 31, 2022	$6.71	(0.18)	0.83		0.65	—	—
Year Ended July 31, 2021	$18.74	(0.28)	(11.75)		(12.03)	—	—
Year Ended July 31, 2020	$28.86	(0.57)	(9.55)		(10.12)	—	—
Year Ended July 31, 2019	$28.27	(0.16)	0.75		0.59	—	—
Year Ended July 31, 2018(e)	$41.92	(0.45)	(13.20)		(13.65)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$15.80	0.64%	1.68%	1.68%	(1.09)%	$100,824	—
$15.70	(55.87)%	1.78%	1.78%	(1.76)%	$9,281	—
$35.80	(64.81)%	1.82%	1.82%	(0.84)%	$9,454	—
$101.55	(22.43)%	1.77%	1.77%	0.51%	$14,948	—
$130.89	(38.70)%	1.76%	1.76%	(0.44)%	$12,427	—

$14.79	(0.40)%	2.68%	2.68%	(2.09)%	$168	—
$14.85	(56.43)%	2.78%	2.78%	(2.76)%	$184	—
$34.20	(65.08)%	2.82%	2.82%	(1.84)%	$174	—
$97.63	(23.13)%	2.77%	2.77%	(0.49)%	$516	—
$126.93	(39.24)%	2.76%	2.76%	(1.44)%	$91	—

$8.06	10.87%	2.32%	1.78%	(1.46)%	$4,194	—
$7.27	(63.87)%	2.10%	1.78%	(1.77)%	$8,081	—
$20.12	(34.44)%	2.16%	1.78%	(1.04)%	$7,746	—
$30.78	3.22%	3.14%	1.78%	0.50%	$4,541	—
$29.84	(31.98)%	2.03%	1.76%	(0.29)%	$4,058	—

$7.36	9.69%	3.32%	2.78%	(2.46)%	$159	—
$6.71	(64.19)%	3.10%	2.78%	(2.77)%	$508	—
$18.74	(35.07)%	3.16%	2.78%	(2.04)%	$174	—
$28.86	2.16%	4.14%	2.78%	(0.50)%	$158	—
$28.27	(32.61)%	3.03%	2.76%	(1.29)%	$111	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.

(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

326 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2022	$89.55	(0.55)	(28.92)	(29.47)	—	—	—
Year Ended July 31, 2021	$41.81	(0.81)	48.55	47.74	—	—	—
Year Ended July 31, 2020	$57.95	(0.25)	(15.89)	(16.14)	—	—	—
Year Ended July 31, 2019	$68.79	0.13	(10.91)	(10.78)	(0.05)	(0.01)	(0.06)
Year Ended July 31, 2018	$52.24	(0.16)	17.14	16.98	—	(0.43)	(0.43)
Service Class
Year Ended July 31, 2022	$72.53	(1.19)	(23.16)	(24.35)	—	—	—
Year Ended July 31, 2021	$34.20	(1.46)	39.79	38.33	—	—	—
Year Ended July 31, 2020	$47.88	(0.64)	(13.04)	(13.68)	—	—	—
Year Ended July 31, 2019	$57.34	(0.35)	(9.10)	(9.45)	—	(0.01)	(0.01)
Year Ended July 31, 2018	$44.08	(0.63)	14.32	13.69	—	(0.43)	(0.43)
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2022	$69.24	(0.77)	(17.75)	(18.52)	—	—	—
Year Ended July 31, 2021	$85.98	(0.83)	(15.91)	(16.74)	—	—	—
Year Ended July 31, 2020	$60.08	0.06	26.01	26.07	(0.17)	—	(0.17)
Year Ended July 31, 2019	$52.14	0.61	7.94	8.55	(0.61)	—	(0.61)
Year Ended July 31, 2018	$53.83	0.20	(1.78)	(1.58)	(0.11)	—	(0.11)
Service Class
Year Ended July 31, 2022	$62.71	(1.36)	(15.87)	(17.23)	—	—	—
Year Ended July 31, 2021	$78.67	(1.50)	(14.46)	(15.96)	—	—	—
Year Ended July 31, 2020	$55.37	(0.62)	23.92	23.30	— (d)	—	— (d)
Year Ended July 31, 2019	$48.09	0.12	7.24	7.36	(0.08)	—	(0.08)
Year Ended July 31, 2018	$50.07	(0.29)	(1.68)	(1.97)	(0.01)	—	(0.01)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$60.08	(32.91)%	1.60%	1.60%	(0.72)%	$52,577	46%
$89.55	114.21%	1.62%	1.62%	(1.04)%	$100,147	27%
$41.81	(27.85)%	1.80%	1.80%	(0.52)%	$33,767	143%
$57.95	(15.64)%	1.60%	1.60%	0.23%	$62,102	77%
$68.79	32.65%	1.49%	1.49%	(0.26)%	$68,965	29%

$48.18	(33.56)%	2.60%	2.60%	(1.72)%	$235	46%
$72.53	112.08%	2.62%	2.62%	(2.04)%	$994	27%
$34.20	(28.57)%	2.80%	2.80%	(1.52)%	$263	143%
$47.88	(16.47)%	2.60%	2.60%	(0.77)%	$460	77%
$57.34	31.20%	2.49%	2.49%	(1.26)%	$1,847	29%

$50.72	(26.76)%	1.41%	1.41%	(1.24)%	$8,264	— (c)
$69.24	(19.47)%	1.51%	1.51%	(1.17)%	$24,182	99%
$85.98	43.48%	1.40%	1.40%	0.09%	$21,927	392%
$60.08	16.53%	1.34%	1.34%	1.14%	$23,791	503%
$52.14	(2.95)%	1.35%	1.35%	0.38%	$14,497	714%

$45.48	(27.49)%	2.41%	2.41%	(2.24)%	$587	— (c)
$62.71	(20.29)%	2.51%	2.51%	(2.17)%	$1,839	99%
$78.67	42.11%	2.40%	2.40%	(0.91)%	$2,385	392%
$55.37	15.31%	2.34%	2.34%	0.14%	$2,605	503%
$48.09	(3.94)%	2.35%	2.35%	(0.62)%	$4,374	714%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of U.S Treasury Obligations during the year.

(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 327

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2022	$58.73	0.28	11.29	11.57	(0.13)		(0.13)
Year Ended July 31, 2021	$51.44	0.09	7.52	7.61	(0.32	)(d)	(0.32)
Year Ended July 31, 2020	$54.09	0.55	(2.16)	(1.61)	(1.04)		(1.04)
Year Ended July 31, 2019	$45.64	0.71	8.04	8.75	(0.30)		(0.30)
Year Ended July 31, 2018	$45.01	0.48	0.48	0.96	(0.33)		(0.33)
Service Class
Year Ended July 31, 2022	$54.53	(0.32)	10.43	10.11	—		—
Year Ended July 31, 2021	$47.93	(0.39)	6.99	6.60	—		—
Year Ended July 31, 2020	$50.80	0.06	(2.01)	(1.95)	(0.92)		(0.92)
Year Ended July 31, 2019	$42.98	0.26	7.56	7.82	—		—
Year Ended July 31, 2018	$42.79	0.07	0.41	0.48	(0.29)		(0.29)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)

$70.17	19.73	%(c)	1.73%	1.73%		0.44%	$12,518	113%
$58.73	14.85%		2.06%	2.02	%(e)	0.17%	$8,418	95%
$51.44	(3.25)%		1.73%	1.73%		0.95%	$8,717	368%
$54.09	19.30%		1.72%	1.72%		1.41%	$31,558	406%
$45.64	2.15%		1.69%	1.69%		1.07%	$8,208	314%

$64.64	18.54	%(c)	2.73%	2.73%		(0.56)%	$1,069	113%
$54.53	13.77%		3.01%	2.97	%(e)	(0.78)%	$368	95%
$47.93	(4.09)%		2.65%	2.65%		0.03%	$348	368%
$50.80	18.19%		2.67%	2.67%		0.46%	$1,265	406%
$42.98	1.14%		2.67%	2.67%		0.09%	$635	314%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.

(d)	Subsequent to the issuance of the July 31, 2021 financial statements, $0.10 of the distribution was determined to be a return of capital.

(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Consolidated Financial Highlights

330 :: Consolidated Financial Highlights

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return(b)
Bitcoin Strategy ProFund
Investor Class
Year Ended July 31, 2022	$24.70	(0.27)	(10.44)	(10.71)	$13.99	(43.36)%
July 28, 2021 through July 31, 2021(f)	$25.00	— (g)	(0.30)	(0.30)	$24.70	(1.20)%
Short Bitcoin Strategy ProFund
Investor Class
June 21, 2022 through July 31, 2022(f)	$25.00	(0.04)	(4.31)	(4.35)	$20.65	(17.40)%

Ratios to Average Net Assets					Supplemental Data
Gross Expenses(c)		Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(d)

1.93	%(e)	1.25	%(e)	(1.17)%	$23,548	—
24.80	%(e)	1.30	%(e)	(1.28)%	$524	—

17.68	%(h)	1.88	%(h)(i)	(1.39)%	$405	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(e)	The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts. Excluding interest expense and these other costs, the net expense ratio would have been 0.84%.

(f)	Period from commencement of operations.

(g)	Amount is less than $0.005.

(h)	The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts. Excluding interest expense and these other costs, the net expense ratio would have been 1.26%.

(i)	For the period June 21, 2022 through July 31, 2022, the Advisor voluntarily waived fees and expenses to limit the expense ratio (excluding interest expense and certain other costs) to 1.26%.

See accompanying notes to the financial statements.

Notes to Financial Statements

332 :: Notes to Financial Statements :: July 31, 2022

1. Organization

ProFunds (the "Trust") consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Classic ProFunds:

Bull ProFund

Europe 30 ProFund

Large-Cap Growth ProFund

Large-Cap Value ProFund

Mid-Cap Growth ProFund

Mid-Cap ProFund

Mid-Cap Value ProFund

Nasdaq-100 ProFund

Small-Cap Growth ProFund

Small-Cap ProFund

Small-Cap Value ProFund

Ultra ProFunds:

UltraBull ProFund

UltraChina ProFund

UltraDow 30 ProFund

UltraEmerging Markets ProFund

UltraInternational ProFund

UltraJapan ProFund

UltraLatin America ProFund

UltraMid-Cap ProFund

UltraNasdaq-100 ProFund

UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund

Short Nasdaq-100 ProFund

Short Small-Cap ProFund

UltraBear ProFund

UltraShort China ProFund

UltraShort Dow 30 ProFund

UltraShort Emerging Markets ProFund

UltraShort International ProFund

UltraShort Japan ProFund

UltraShort Latin America ProFund

UltraShort Mid-Cap ProFund

UltraShort Nasdaq-100 ProFund

UltraShort Small-Cap ProFund

UltraSector ProFunds:

Banks UltraSector ProFund

Basic Materials UltraSector ProFund

Biotechnology UltraSector ProFund

Communication Services UltraSector ProFund

Consumer Goods UltraSector ProFund

Consumer Services UltraSector ProFund

Financials UltraSector ProFund

Health Care UltraSector ProFund

Industrials UltraSector ProFund

Internet UltraSector ProFund

Oil & Gas UltraSector ProFund

Oil Equipment & Services UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Semiconductor UltraSector ProFund

Technology UltraSector ProFund

Telecommunications UltraSector ProFund

Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Digital Assets ProFunds:

Bitcoin Strategy ProFund
Short Bitcoin Strategy ProFund

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund

Access Flex High Yield ProFund

Falling U.S. Dollar ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

U.S. Government Plus ProFund

July 31, 2022 :: Notes to Financial Statements :: 333

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund, with the exception of Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund, has two classes of shares outstanding: an Investor Class and a Service Class. The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund each has one class: an Investor Class.

The Large-Cap Growth ProFund may operate as "non-diversified", as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statements of Cash Flows, and Consolidated Financial Highlights of Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund include the accounts of the ProFunds Bitcoin Strategy Portfolio and ProFunds Short Bitcoin Strategy Portfolio, respectively (each a "Subsidiary"). Each Subsidiary is a wholly-owned subsidiary of the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund, respectively, organized under the laws of the Cayman Islands, and primarily invests in Bitcoin related instruments. Each Subsidiary enables the respective ProFund to hold these Bitcoin-related instruments and satisfy "regulated investment company" ("RIC") tax requirements. Each of the Digital Assets ProFunds will invest a significant portion of its' total assets in its respective Subsidiary. As of July 31, 2022, the net assets of ProFund Bitcoin Strategy Portfolio were 18.3% of the adjusted net assets of Bitcoin Strategy ProFund and the net assets of ProFunds Short Bitcoin Strategy Portfolio were 19.0% of the adjusted net assets of Short Bitcoin Strategy ProFund (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. Each Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund, respectively, except that each Subsidiary may invest without limitation in Bitcoin-related instruments.

Investment in a Subsidiary

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund intend to achieve commodity exposure through investment in their respective Subsidiary. The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund's investment in its Subsidiary is intended to provide each ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiaries may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, and will not have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFunds, including its investment in its respective Subsidiary, and each ProFund's role as the sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFunds and the Subsidiaries are organized, respectively, could result in the inability of the ProFunds and/or its Subsidiary to operate as described in the ProFunds Statement of Additional Information and could negatively affect the ProFunds and its' shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, ProFunds shareholders would likely suffer decreased investment returns. In this report, the financial statements of each Subsidiary have been consolidated with the financial statements of the respective ProFund by which it is wholly-owned.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

334 :: Notes to Financial Statements :: July 31, 2022

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of July 31, 2022, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Canadian Imperial Bank of Canada 2.13% dated 7/29/22, due 8/1/22(1)	Credit Agricole CIB, 2.15% dated 7/29/22, due 8/1/22(2)	HSBC Securities (USA), Inc., 2.15% dated 7/29/22, due 8/1/22(3)	RBC Capital Markets, LLC, 2.14% dated 7/29/22, due 8/1/22(4)	Societe' Generale, 2.20% dated 7/29/22, due 8/1/22(5)	UMB Bank N.A., 2.20% dated 7/29/22, due 8/1/22(6)
Access Flex Bear High Yield ProFund	$72,000	$227,000	$227,000	$163,000	$546,000	$546,000
Access Flex High Yield ProFund	168,000	526,000	526,000	379,000	1,264,000	1,260,000
Banks UltraSector ProFund	60,000	189,000	189,000	135,000	455,000	461,000
Basic Materials UltraSector ProFund	35,000	115,000	115,000	82,000	278,000	283,000
Bear ProFund	531,000	1,662,000	1,662,000	1,196,000	3,992,000	3,978,000
Biotechnology UltraSector ProFund	1,193,000	3,731,000	3,731,000	2,686,000	8,955,000	8,910,000
Bull ProFund	456,000	1,429,000	1,429,000	1,028,000	3,431,000	3,419,000
Communication Services UltraSector ProFund	43,000	137,000	137,000	98,000	330,000	335,000
Consumer Goods UltraSector ProFund	35,000	115,000	115,000	83,000	278,000	285,000
Consumer Services UltraSector ProFund	254,000	797,000	797,000	573,000	1,915,000	1,912,000
Falling U.S. Dollar ProFund	28,000	92,000	92,000	66,000	224,000	232,000
Financials UltraSector ProFund	54,000	173,000	173,000	123,000	418,000	429,000
Health Care UltraSector ProFund	163,000	512,000	512,000	368,000	1,231,000	1,238,000
Industrials UltraSector ProFund	40,000	128,000	128,000	92,000	309,000	316,000
Internet UltraSector ProFund	784,000	2,450,000	2,450,000	1,764,000	5,882,000	5,856,000
Large Cap Growth ProFund	—	—	—	—	—	3,000
Mid Cap ProFund	47,000	151,000	151,000	108,000	364,000	372,000
Nasdaq 100 ProFund	955,000	2,985,000	2,985,000	2,149,000	7,167,000	7,133,000
Oil & Gas UltraSector ProFund	327,000	1,025,000	1,025,000	737,000	2,462,000	2,457,000
Oil Equipment & Services UltraSector	107,000	338,000	338,000	244,000	816,000	822,000
Pharmaceuticals UltraSector ProFund	34,000	110,000	110,000	79,000	268,000	274,000
Precious Metals UltraSector ProFund	203,000	637,000	637,000	458,000	1,533,000	1,534,000
Real Estate UltraSector ProFund	70,000	224,000	224,000	161,000	541,000	549,000
Rising Rates Opportunity 10 ProFund	153,000	485,000	485,000	348,000	1,166,000	1,169,000
Rising Rates Opportunity ProFund	1,682,000	5,260,000	5,260,000	3,787,000	12,628,000	12,564,000

July 31, 2022 :: Notes to Financial Statements :: 335

	Canadian Imperial Bank of Canada 2.13% dated 7/29/22, due 8/1/22(1)	Credit Agricole CIB, 2.15% dated 7/29/22, due 8/1/22(2)	HSBC Securities (USA), Inc., 2.15% dated 7/29/22, due 8/1/22(3)	RBC Capital Markets, LLC, 2.14% dated 7/29/22, due 8/1/22(4)	Societe' Generale, 2.20% dated 7/29/22, due 8/1/22(5)	UMB Bank N.A., 2.20% dated 7/29/22, due 8/1/22(6)
Rising U.S. Dollar ProFund	$1,954,000	$6,113,000	$6,113,000	$4,401,000	$14,672,000	$14,593,000
Semiconductor UltraSector ProFund	587,000	1,841,000	1,841,000	1,325,000	4,421,000	4,403,000
Short Nasdaq 100 ProFund	3,242,000	10,137,000	10,137,000	7,297,000	24,329,000	24,191,000
Short Oil & Gas ProFund	121,000	383,000	383,000	277,000	924,000	927,000
Short Precious Metals ProFund	79,000	250,000	250,000	179,000	602,000	608,000
Short Real Estate ProFund	84,000	265,000	265,000	191,000	639,000	644,000
Short Small Cap ProFund	67,000	211,000	211,000	152,000	510,000	518,000
Small-Cap Growth ProFund	1,000	3,000	3,000	2,000	9,000	13,000
Small-Cap ProFund	42,000	133,000	133,000	95,000	322,000	328,000
Technology UltraSector ProFund	374,000	1,169,000	1,169,000	841,000	2,809,000	2,802,000
Telecommunications UltraSector ProFund	6,000	23,000	23,000	15,000	54,000	63,000
UltraBear ProFund	438,000	1,370,000	1,370,000	987,000	3,292,000	3,279,000
UltraBull ProFund	1,245,000	3,893,000	3,893,000	2,803,000	9,346,000	9,298,000
UltraChina ProFund	92,000	290,000	290,000	208,000	697,000	700,000
UltraDow 30 ProFund	349,000	1,094,000	1,094,000	787,000	2,628,000	2,622,000
UltraEmerging Markets ProFund	35,000	114,000	114,000	82,000	276,000	283,000
UltraInternational ProFund	92,000	291,000	291,000	209,000	699,000	703,000
UltraJapan ProFund	466,000	1,458,000	1,458,000	1,049,000	3,499,000	3,481,000
UltraLatin America ProFund	71,000	224,000	224,000	161,000	541,000	547,000
UltraMid-Cap ProFund	486,000	1,526,000	1,526,000	1,097,000	3,663,000	3,654,000
UltraNasdaq-100 ProFund	6,258,000	19,560,000	19,560,000	14,082,000	46,946,000	46,671,000
UltraShort China ProFund	44,000	141,000	141,000	101,000	339,000	346,000
UltraShort Dow 30 ProFund	112,000	354,000	354,000	255,000	853,000	861,000
UltraShort Emerging Markets ProFund	47,000	150,000	150,000	107,000	362,000	368,000
UltraShort International ProFund	108,000	341,000	341,000	245,000	822,000	827,000
UltraShort Japan ProFund	7,000	22,000	22,000	16,000	53,000	55,000
UltraShort Latin America ProFund	73,000	232,000	232,000	166,000	559,000	565,000
UltraShort Mid-Cap ProFund	62,000	198,000	198,000	143,000	478,000	485,000
UltraShort Nasdaq-100 ProFund	4,392,000	13,729,000	13,729,000	9,884,000	32,952,000	32,763,000
UltraShort Small-Cap ProFund	195,000	615,000	615,000	443,000	1,480,000	1,484,000
UltraSmall-Cap ProFund	650,000	2,038,000	2,038,000	1,468,000	4,896,000	4,880,000
U.S. Government Plus ProFund	609,000	1,906,000	1,906,000	1,372,000	4,576,000	4,559,000
Utilities UltraSector ProFund	119,000	375,000	375,000	268,000	900,000	907,000
	$30,001,000	$93,947,000	$93,947,000	$67,615,000	$225,601,000	$224,765,000

Each repurchase agreement was fully collateralized by U.S. government securities as of July 31, 2022 as follows:

(1)	U.S. Treasury Notes, 2.625%, due 2/28/23, total value $30,609,538.

(2)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 7/15/31, total value $95,925,607.

(3)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at July 31, 2022, 2.567%, due 11/15/27, total value $95,908,238.

(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.875%, due 1/15/29, total value of $68,977,736.

(5)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 2/15/51, total value $230,121,395.

(6)	U.S Treasury Notes, 0.25% to 2.25%, due 2/29/24 to 4/30/24, which had an aggregate value of $229,268,518.

Reverse Repurchase Agreements

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund may each enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFunds of portfolio assets for cash concurrently with an agreement by the ProFunds to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFunds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFunds will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFunds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFunds advantage to do so. The ProFunds will each segregate with its custodian bank cash or liquid instruments equal in value to each ProFund's obligations with respect to reverse repurchase agreements.

336 :: Notes to Financial Statements :: July 31, 2022

As of July 31, 2022, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	2.33%	$(15,984,960)	8/1/2022	$(15,984,960)	$(15,988,064)
Short Bitcoin Strategy ProFund	UMB Bank N.A.	2.33%	(399,624)	8/1/2022	(399,624)	(399,702)

For the year ended July 31, 2022, the average daily balance outstanding and average interest rate on the ProFunds' reverse repurchase agreements were as follows:

Bitcoin Strategy ProFund
Average daily balance outstanding	$(18,712,468)
Average interest rate	0.19%
Short Bitcoin Strategy ProFund(1)
Average daily balance outstanding	$(279,685)
Average interest rate	1.87%

(1)  Averages shown are for the period June 21, 2022 (commencement of operations) through July 31, 2022.

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements(2)	Collateral Pledged to Counterparty
Bitcoin Strategy ProFund	UMB Bank N.A.	$(15,988,064)	$15,984,208
Short Bitcoin Strategy ProFund	UMB Bank N.A.	$(399,702)	$399,605

(2)  Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund's own operations. Because most ETFs are investment companies, absent reliance on Rule 12d1-4, the ProFund's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of Fund of Funds Agreements and specifies the responsibilities of the Board related to "fund of fund" arrangements.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored" facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds and Digital Assets ProFunds) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to

July 31, 2022 :: Notes to Financial Statements :: 337

the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2022, were utilized to gain exposure or inverse exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

The Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund maintain exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means these ProFunds do not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The Access Flex Bear High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. The Access Flex High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the year ended July 31, 2022, the ProFunds held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFunds investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2022. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at year end was generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with futures contracts in the Bear ProFund, Short Small-Cap ProFund, UltraMid-Cap ProFund, UltraShort Japan ProFund, UltraShort Small-Cap ProFund, UltraSmall-Cap ProFund, and U.S. Government Plus ProFund was 3%, 7%, 12%, 112%, 12%, 7%, and 12%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2022. The volume associated with swap agreements in the Bear ProFund, Nasdaq-100 ProFund, Short Precious Metals ProFund, Short Small-Cap ProFund, UltraMid-Cap ProFund, UltraShort Japan ProFund, and UltraShort Small-Cap ProFund was 98%, 44%, 101%, 93%, 114%, 88%, and 189%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2022. The Short Bitcoin Strategy ProFund commenced operations on June 21, 2022 and was only operational for the last 40 days of the fiscal year. For the period since inception, the Short Bitcoin Strategy ProFund's notional amount of open derivative positions relative to the ProFund's net assets at period end was generally representative of the notional amount of open positions to net assets throughout the period.

In connection with its management of certain series of the Trust included in this report (Bitcoin Strategy ProFund, Short Bitcoin Strategy ProFund, UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

338 :: Notes to Financial Statements :: July 31, 2022

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a RIC under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the

July 31, 2022 :: Notes to Financial Statements :: 339

Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2022, the collateral posted by counterparties consisted of cash.

Credit Default Swap ("CDS") Agreements

As of July 31, 2022, the Access Flex Bear High Yield ProFund invested in centrally cleared credit default swaps as a substitute for shorting notes in order to gain inverse credit exposure to the high yield market. As of July 31, 2022, the Access Flex High Yield ProFund invested in centrally cleared credit default swaps as a substitute for investing directly in notes in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a ProFund.

If a ProFund is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund would keep the stream of payments and would have no payment obligations. As the seller, the ProFund would be subject to investment exposure on the notional amount of the swap.

If a ProFund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund.

The ProFunds enter into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, a ProFund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a ProFund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been

340 :: Notes to Financial Statements :: July 31, 2022

invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund's rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund's custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund's ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2022, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund's transactions in swap agreements.

July 31, 2022 :: Notes to Financial Statements :: 341

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instrument

The following table summarizes the fair values of derivative instruments on the ProFund's Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2022.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$1,735,572	$—	$—	$—	$—	$—
Short Bitcoin Strategy ProFund	—	—	—	1,054	—	—

Credit Risk Exposure:
Access Flex Bear High Yield ProFund	—	—	—	—	47	—
Access Flex High Yield ProFund	—	—	—	—	95,337	—

Equity Risk Exposure:
Banks UltraSector ProFund	—	37,626	—	—	—	—
Basic Materials UltraSector ProFund	—	158,128	—	—	—	—
Bear ProFund	—	—	—	121,143	295,860	—
Biotechnology UltraSector ProFund	—	951,771	—	—	—	—
Bull ProFund	89,558	263,189	—	—	—	—
Communication Services UltraSector ProFund	—	26,111	—	—	—	—
Consumer Goods UltraSector ProFund	—	110,368	—	—	—	—
Consumer Services UltraSector ProFund	—	665,164	—	—	—	—
Financials UltraSector ProFund	—	111,943	—	—	—	—
Health Care UltraSector ProFund	—	176,548	—	—	—	—
Industrials UltraSector ProFund	—	151,222	—	—	—	—
Internet UltraSector ProFund	—	2,354,378	—	—	—	—
Mid-Cap ProFund	—	34,836	—	—	—	—
Nasdaq-100 ProFund	250,916	538,298	—	—	—	—
Oil & Gas UltraSector ProFund	—	1,902,546	—	—	—	—
Oil Equipment & Services UltraSector ProFund	—	773,970	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	4,286	—	—	—	—
Precious Metals UltraSector ProFund	—	828,131	—	—	—	—
Real Estate UltraSector ProFund	—	254,501	—	—	—	—
Semiconductor UltraSector ProFund	—	2,268,833	—	—	—	—
Short Nasdaq-100 ProFund	—	—	—	168,772	2,098,802	—
Short Oil & Gas ProFund	—	—	—	—	199,884	—
Short Precious Metals ProFund	—	—	—	—	260,173	—
Short Real Estate ProFund	—	—	—	—	101,850	—
Short Small-Cap ProFund	—	—	—	21,044	27,636	—
Small-Cap ProFund	—	20,498	—	—	—	—
Technology UltraSector ProFund	—	2,028,757	—	—	—	—
Telecommunications UltraSector ProFund	—	20,933	—	—	—	—
UltraBear ProFund	—	—	—	40,381	559,465	—
UltraBull ProFund	—	3,465,960	—	5,467	—	—
UltraChina ProFund	—	—	—	—	1,222,585	—
UltraDow 30 ProFund	—	735,900	—	24,714	—	—
UltraEmerging Markets ProFund	—	—	—	—	33,148	—
UltraInternational ProFund	—	92,159	—	—	—	—
UltraJapan ProFund	476,907	—	—	—	494	—
UltraLatin America ProFund	—	265,977	—	—	—	—
UltraMid-Cap ProFund	—	1,584,479	—	—	—	—

342 :: Notes to Financial Statements :: July 31, 2022

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
UltraNasdaq-100 ProFund	$265,938	$19,378,335	$—	$—	$—	$—
UltraShort China ProFund	—	130,530	—	—	—	—
UltraShort Dow 30 ProFund	—	—	—	—	110,685	—
UltraShort Emerging Markets ProFund	—	9,673	—	—	—	—
UltraShort International ProFund	—	—	—	—	107,253	—
UltraShort Japan ProFund	—	420	—	1,978	—	—
UltraShort Latin America ProFund	—	—	—	—	94,206	—
UltraShort Mid-Cap ProFund	5,108	—	—	—	76,700	—
UltraShort Nasdaq-100 ProFund	—	—	—	185,650	5,891,326	—
UltraShort Small-Cap ProFund	—	—	—	—	180,196	—
UltraSmall-Cap ProFund	—	1,188,044	—	168,937	—	—
Utilities UltraSector ProFund	—	462,067	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	14,093	—	—	4,465
Rising U.S. Dollar ProFund	—	—	35,096	—	—	639,025

Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	—	—	—	14,465	—	—
Access Flex High Yield ProFund	7,788	—	—	—	—	—
Rising Rates Opportunity ProFund	—	—	—	—	524,134	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	122,537	—
U.S. Government Plus ProFund	—	163,629	—	—	—	—

*	Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Statement of Operations, categorized by risk exposure, for the year ended July 31, 2022.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$(25,487,228)	$—	$—	$(1,740,541)	$—	$—
Short Bitcoin Strategy ProFund	(100,369)	—	—	1,054	—	—

Credit Risk Exposure:
Access Flex Bear High Yield ProFund	—	(23,604)	—	—	3,231	—
Access Flex High Yield ProFund	—	(179,486)	—	—	(194,474)	—

Equity Risk Exposure:
Banks UltraSector ProFund	—	(530,492)	—	—	(980,831)	—
Basic Materials UltraSector ProFund	—	(1,120,529)	—	—	(80,115)	—
Bear ProFund	(82,166)	1,735,387	—	(51,848)	(305,034)	—
Biotechnology UltraSector ProFund	—	(19,625,749)	—	—	1,863,339	—
Bull ProFund	233,107	(1,747,875)	—	(6,649)	275,362	—
Communication Services UltraSector ProFund	—	(2,320,299)	—	—	166,859	—
Consumer Goods UltraSector ProFund	—	(654,810)	—	—	64,444	—
Consumer Services UltraSector ProFund	—	(10,238,611)	—	—	2,432,835	—
Financials UltraSector ProFund	—	(525,708)	—	—	64,265	—
Health Care UltraSector ProFund	—	(1,741,524)	—	—	76,704	—
Industrials UltraSector ProFund	—	(967,450)	—	—	216,721	—
Internet UltraSector ProFund	—	(67,297,065)	—	—	9,622,446	—

July 31, 2022 :: Notes to Financial Statements :: 343

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Mid-Cap ProFund	$—	$(270,675)	$—	$—	$21,490	$—
Nasdaq-100 ProFund	(1,002,050)	(5,223,982)	—	204,753	511,436	—
Oil & Gas UltraSector ProFund	—	9,630,476	—	—	1,553,806	—
Oil Equipment & Services UltraSector ProFund	—	(424,591)	—	—	592,250	—
Pharmaceuticals UltraSector ProFund	—	135,230	—	—	(6,734)	—
Precious Metals UltraSector ProFund	—	(5,405,559)	—	—	(624,661)	—
Real Estate UltraSector ProFund	—	(877,989)	—	—	160,815	—
Semiconductor UltraSector ProFund	—	(15,874,838)	—	—	855,385	—
Short Nasdaq-100 ProFund	(62,199)	2,299,212	—	(145,687)	(2,098,772)	—
Short Oil & Gas ProFund	—	(432,529)	—	—	(169,544)	—
Short Precious Metals ProFund	—	1,287,502	—	—	(116,521)	—
Short Real Estate ProFund	—	(7,575)	—	—	(100,431)	—
Short Small-Cap ProFund	6,610	(1,128,373)	—	(26,892)	(28,637)	—
Small-Cap ProFund	19,753	416,245	—	5,852	(35,404)	—
Technology UltraSector ProFund	—	(12,682,648)	—	—	2,614,493	—
Telecommunications UltraSector ProFund	—	(118,075)	—	—	14,945	—
UltraBear ProFund	(50,318)	799,525	—	2,929	(580,959)	—
UltraBull ProFund	455,352	(14,792,266)	—	(120,523)	3,658,632	—
UltraChina ProFund	—	(9,515,660)	—	—	(2,580,657)	—
UltraDow 30 ProFund	(61,096)	(4,202,694)	—	(59,987)	913,097	—
UltraEmerging Markets ProFund	—	(2,564,814)	—	—	(449,057)	—
UltraInternational ProFund	—	(801,693)	—	—	57,206	—
UltraJapan ProFund	(1,833,360)	(8,000)	—	2,168,934	(653)	—
UltraLatin America ProFund	—	(1,745,250)	—	—	582,624	—
UltraMid-Cap ProFund	(283,034)	(5,652,441)	—	126,217	664,552	—
UltraNasdaq-100 ProFund	(3,068,142)	(213,910,175)	—	242,856	18,663,600	—
UltraShort China ProFund	—	(3,336,675)	—	—	529,194	—
UltraShort Dow 30 ProFund	(2,612)	42,647	—	1,782	(132,324)	—
UltraShort Emerging Markets ProFund	—	4,627	—	—	65,310	—
UltraShort International ProFund	—	(110,073)	—	—	(89,230)	—
UltraShort Japan ProFund	(85,129)	(2,674)	—	(25,320)	(160)	—
UltraShort Latin America ProFund	—	(360,275)	—	—	(119,024)	—
UltraShort Mid-Cap ProFund	(32,632)	(35,826)	—	670	(19,568)	—
UltraShort Nasdaq-100 ProFund	(64,667)	(3,290,953)	—	(162,565)	(5,896,516)	—
UltraShort Small-Cap ProFund	159,978	62,471	—	(23,394)	142,246	—
UltraSmall-Cap ProFund	(976,284)	(17,475,705)	—	(184,502)	(1,187,747)	—
Utilities UltraSector ProFund	—	260,521	—	—	448,620	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	(159,080)	—	—	2,570
Rising U.S. Dollar ProFund	—	—	2,442,866	—	—	(569,212)

Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	37,663	—	—	(12,516)	—	—
Access Flex High Yield ProFund	(54,072)	—	—	7,164	—	—
Rising Rates Opportunity ProFund	(41,651)	4,178,172	—	—	(370,622)	—
Rising Rates Opportunity 10 ProFund	(600)	444,655	—	—	(108,452)	—
U.S. Government Plus ProFund	305,095	(4,385,623)	—	—	(151,076)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements (other than centrally cleared CDS) and forward currency contracts as of July 31, 2022. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

344 :: Notes to Financial Statements :: July 31, 2022

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$19,880	$—	$—	$19,880
Swap Agreements — UBS AG	17,746	—	—	17,746
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	60,594	—	—	60,594
Swap Agreements — UBS AG	97,534	—	—	97,534
Bear ProFund
Swap Agreements — Goldman Sachs International	(253,880)	253,880	—	—
Swap Agreements — UBS AG	(41,980)	41,980	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	503,242	(503,242)	—	—
Swap Agreements — UBS AG	448,529	(286,035)	(162,494)	—
Bull ProFund
Swap Agreements — Goldman Sachs International	100,180	—	—	100,180
Swap Agreements — UBS AG	163,009	—	(15,000)	148,009
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	16,219	—	—	16,219
Swap Agreements — UBS AG	9,892	—	—	9,892
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	63,762	—	—	63,762
Swap Agreements — UBS AG	46,606	—	—	46,606
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	348,143	—	—	348,143
Swap Agreements — UBS AG	317,021	(1,986)	—	315,035
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	5,107
(Depreciation)	(977)
Net Appreciation	4,130	—	—	4,130
Forward Currency Contracts — UBS AG
Appreciation	8,986
(Depreciation)	(3,488)
Net Appreciation	5,498	—	—	5,498
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	58,147	—	—	58,147
Swap Agreements — UBS AG	53,796	—	—	53,796
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	86,672	(52,975)	—	33,697
Swap Agreements — UBS AG	89,876	—	—	89,876
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	64,479	—	—	64,479
Swap Agreements — UBS AG	86,743	—	—	86,743
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,210,326	(699,729)	—	510,597
Swap Agreements — UBS AG	1,144,052	(604,446)	—	539,606
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	33,631	—	—	33,631
Swap Agreements — UBS AG	1,205	—	—	1,205
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	59,912	—	—	59,912
Swap Agreements — UBS AG	478,386	(262,389)	—	215,997
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	985,832	(232,434)	—	753,398
Swap Agreements — UBS AG	916,714	(577,797)	—	338,917
Oil Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	402,738	(174,932)	—	227,806
Swap Agreements — UBS AG	371,232	—	—	371,232

July 31, 2022 :: Notes to Financial Statements :: 345

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	$1,685	$—	$—	$1,685
Swap Agreements — UBS AG	2,601	—	—	2,601
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	432,970	(379,299)	—	53,671
Swap Agreements — UBS AG	395,161	—	(300,000)	95,161
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	95,481	—	—	95,481
Swap Agreements — UBS AG	159,020	—	—	159,020
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(416,060)	416,060	—	—
Swap Agreements — Societe' Generale	(108,074)	100,000	—	(8,074)
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(84,678)	84,678	—	—
Swap Agreements — Societe' Generale	(37,859)	20,000	—	(17,859)
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	130
(Depreciation)	(275,391)
Net Depreciation	(275,261)	220,000	—	(55,261)
Forward Currency Contracts — UBS AG		—	—
Appreciation	34,966
(Depreciation)	(363,634)
Net Depreciation	(328,668)	328,668	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,143,861	(1,022,144)	—	121,717
Swap Agreements — UBS AG	1,124,972	(996,844)	—	128,128
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(1,857,215)	1,857,215	—	—
Swap Agreements — UBS AG	(241,587)	241,587	—	—
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	(70,218)	70,218	—	—
Swap Agreements — UBS AG	(129,666)	129,666	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(129,520)	129,520	—	—
Swap Agreements — UBS AG	(130,653)	130,653	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(51,560)	51,560	—	—
Swap Agreements — UBS AG	(50,290)	50,290	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(8,952)	8,952	—	—
Swap Agreements — UBS AG	(18,684)	18,684	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	10,837	—	—	10,837
Swap Agreements — UBS AG	9,661	—	—	9,661
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,299,545	(988,199)	—	311,346
Swap Agreements — UBS AG	729,212	(555,862)	—	173,350
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	10,588	—	—	10,588
Swap Agreements — UBS AG	10,345	—	—	10,345
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(446,615)	446,615	—	—
Swap Agreements — UBS AG	(112,850)	112,850	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	1,710,652	(821,271)	—	889,381
Swap Agreements — UBS AG	1,755,308	(806,821)	—	948,487

346 :: Notes to Financial Statements :: July 31, 2022

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraChina ProFund
Swap Agreements — Goldman Sachs International	$(609,994)	$609,994	$—	$—
Swap Agreements — UBS AG	(612,591)	612,591	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	429,090	(219,811)	—	209,279
Swap Agreements — UBS AG	306,810	(272,216)	—	34,594
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(17,637)	17,637	—	—
Swap Agreements — UBS AG	(15,511)	15,511	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	45,604	—	—	45,604
Swap Agreements — UBS AG	46,555	—	—	46,555
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	(494)	—	—	(494)
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	113,642	—	—	113,642
Swap Agreements — UBS AG	152,335	—	—	152,335
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	1,011,219	(568,187)	—	443,032
Swap Agreements — UBS AG	573,260	(407,431)	—	165,829
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	8,152,823	(2,906,373)	—	5,246,450
Swap Agreements — UBS AG	11,225,512	(8,700,447)	(435)	2,524,630
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	78,243	—	—	78,243
Swap Agreements — UBS AG	52,287	—	—	52,287
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	(48,208)	48,208	—	—
Swap Agreements — UBS AG	(62,477)	62,477	—	—
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	5,803	—	—	5,803
Swap Agreements — UBS AG	3,870	—	—	3,870
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(45,653)	45,653	—	—
Swap Agreements — UBS AG	(61,600)	61,600	—	—
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	420	—	—	420
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(23,304)	23,304	—	—
Swap Agreements — UBS AG	(70,902)	70,902	—	—
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(57,218)	57,218	—	—
Swap Agreements — UBS AG	(19,482)	19,482	—	—
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(5,704,850)	5,704,850	—	—
Swap Agreements — UBS AG	(186,476)	186,476	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(179,014)	179,014	—	—
Swap Agreements — UBS AG	(1,182)	1,182	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	613,651	(424,568)	—	189,083
Swap Agreements — UBS AG	574,393	(478,003)	—	96,390
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	50,463	—	—	50,463
Swap Agreements — Societe' Generale	113,166	—	(50,000)	63,166
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	297,756	(232,434)	—	65,322
Swap Agreements — UBS AG	164,311	—	—	164,311

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**	Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

July 31, 2022 :: Notes to Financial Statements :: 347

Securities Lending:

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund's assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund's securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of July 31, 2022:

	Value of Securities on Loan	Value of Cash Collateral Received*
Basic Materials UltraSector ProFund	$13,739	$14,412
Biotechnology UltraSector ProFund	67,821	71,844
Consumer Goods UltraSector ProFund	11,359	11,636
Consumer Services UltraSector ProFund	155,715	163,426
Europe 30 ProFund	657,469	667,402
Financials UltraSector ProFund	4,714	4,836
Health Care UltraSector ProFund	24,212	25,129
Industrials UltraSector ProFund	1,880	1,954
Mid Cap Growth ProFund	28,566	29,102
Mid Cap ProFund	12,732	12,529
Mid Cap Value ProFund	20,655	20,762
Nasdaq 100 ProFund	157,571	160,653
Pharmaceuticals UltraSector ProFund	7,904	8,349
Precious Metals UltraSector ProFund	534,676	552,112
Semiconductor UltraSector ProFund	69,241	65,233
Small-Cap ProFund	13,987	14,361
Small-Cap Value ProFund	57,448	58,515
Technology UltraSector ProFund	42,782	43,770
UltraChina ProFund	266,800	306,377
UltraEmerging Markets ProFund	209,532	215,229
UltraLatin America ProFund	878,325	907,960
UltraMid-Cap ProFund	288,510	285,818
UltraNasdaq-100 ProFund	2,904,241	2,946,499

*	Collateral received in the form of cash was reinvested in securities operating under Rule 2A-7 of the 1940 Act, as shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

348 :: Notes to Financial Statements :: July 31, 2022

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Bitcoin Strategy ProFund, Real Estate UltraSector ProFund, Short Bitcoin Strategy ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund, and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund intend to declare and distribute net investment income monthly, if any, and U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

Level 1 –quoted prices in active markets for identical assets

Level 2 –other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 –significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements

July 31, 2022 :: Notes to Financial Statements :: 349

may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2022, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of July 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—	$—	$1,781,000	$—	$1,781,000	$—
Futures Contracts	—	(14,465)	—	—	—	(14,465)
Credit Default Swap Agreements	—	—	—	(47)	—	(47)
Total	$—	$(14,465)	$1,781,000	$(47)	$1,781,000	$(14,512)
Access Flex High Yield ProFund
U.S. Treasury Obligation	$—	$—	$7,641,375	$—	$7,641,375	$—
Repurchase Agreements	—	—	4,123,000	—	4,123,000	—
Futures Contracts	—	7,788	—	—	—	7,788
Credit Default Swap Agreements	—	—	—	(95,337)	—	(95,337)
Total	$—	$7,788	$11,764,375	$(95,337)	$11,764,375	$(87,549)

350 :: Notes to Financial Statements :: July 31, 2022

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$6,692,169	$—	$—	$—	$6,692,169	$—
Repurchase Agreements	—	—	1,489,000	—	1,489,000	—
Swap Agreements	—	—	—	37,626	—	37,626
Total	$6,692,169	$—	$1,489,000	$37,626	$8,181,169	$37,626
Basic Materials UltraSector ProFund
Common Stocks	$4,000,248	$—	$—	$—	$4,000,248	$—
Repurchase Agreements	—	—	908,000	—	908,000	—
Collateral for Securities Loaned	14,412	—	—	—	14,412	—
Swap Agreements	—	—	—	158,128	—	158,128
Total	$4,014,660	$—	$908,000	$158,128	$4,922,660	$158,128
Bear ProFund
Repurchase Agreements	$—	$—	$13,021,000	$—	$13,021,000	$—
Futures Contracts	—	(121,143)	—	—	—	(121,143)
Swap Agreements	—	—	—	(295,860)	—	(295,860)
Total	$—	$(121,143)	$13,021,000	$(295,860)	$13,021,000	$(417,003)
Biotechnology UltraSector ProFund
Common Stocks	$94,053,072	$—	$—	$—	$94,053,072	$—
Repurchase Agreements	—	—	29,206,000	—	29,206,000	—
Collateral for Securities Loaned	71,844	—	—	—	71,844	—
Swap Agreements	—	—	—	951,771	—	951,771
Total	$94,124,916	$—	$29,206,000	$951,771	$123,330,916	$951,771
Bitcoin Strategy ProFund
U.S. Treasury Obligation	$—	$—	$15,984,208	$—	$15,984,208	$—
Futures Contracts	—	1,735,572	—	—	—	1,735,572
Total	$—	$1,735,572	$15,984,208	$—	$15,984,208	$1,735,572
Bull ProFund
Common Stocks	$31,797,757	$—	$—	$—	$31,797,757	$—
Repurchase Agreements	—	—	11,192,000	—	11,192,000	—
Futures Contracts	—	89,558	—	—	—	89,558
Swap Agreements	—	—	—	263,189	—	263,189
Total	$31,797,757	$89,558	$11,192,000	$263,189	$42,989,757	$352,747
Communication Services UltraSector ProFund
Common Stocks	$3,618,415	$—	$—	$—	$3,618,415	$—
Repurchase Agreements	—	—	1,080,000	—	1,080,000	—
Swap Agreements	—	—	—	26,111	—	26,111
Total	$3,618,415	$—	$1,080,000	$26,111	$4,698,415	$26,111
Consumer Goods UltraSector ProFund
Common Stocks	$3,146,426	$—	$—	$—	$3,146,426	$—
Repurchase Agreements	—	—	911,000	—	911,000	—
Collateral for Securities Loaned	11,636	—	—	—	11,636	—
Swap Agreements	—	—	—	110,368	—	110,368
Total	$3,158,062	$—	$911,000	$110,368	$4,069,062	$110,368
Consumer Services UltraSector ProFund
Common Stocks	$24,163,664	$—	$—	$—	$24,163,664	$—
Repurchase Agreements	—	—	6,248,000	—	6,248,000	—
Collateral for Securities Loaned	163,426	—	—	—	163,426	—
Swap Agreements	—	—	—	665,164	—	665,164
Total	$24,327,090	$—	$6,248,000	$665,164	$30,575,090	$665,164
Europe 30 ProFund
Common Stocks	$4,729,432	$—	$—	$—	$4,729,432	$—
Collateral for Securities Loaned	667,402	—	—	—	667,402	—
Total	$5,396,834	$—	$—	$—	$5,396,834	$—

July 31, 2022 :: Notes to Financial Statements :: 351

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$734,000	$—	$734,000	$—
Forward Currency Contracts	—	—	—	9,628	—	9,628
Total	$—	$—	$734,000	$9,628	$734,000	$9,628
Financials UltraSector ProFund
Common Stocks	$4,145,653	$—	$—	$—	$4,145,653	$—
Repurchase Agreements	—	—	1,370,000	—	1,370,000	—
Collateral for Securities Loaned	4,836	—	—	—	4,836	—
Swap Agreements	—	—	—	111,943	—	111,943
Total	$4,150,489	$—	$1,370,000	$111,943	$5,520,489	$111,943
Health Care UltraSector ProFund
Common Stocks	$13,646,988	$—	$—	$—	$13,646,988	$—
Repurchase Agreements	—	—	4,024,000	—	4,024,000	—
Collateral for Securities Loaned	25,129	—	—	—	25,129	—
Swap Agreements	—	—	—	176,548	—	176,548
Total	$13,672,117	$—	$4,024,000	$176,548	$17,696,117	$176,548
Industrials UltraSector ProFund
Common Stocks	$2,475,640	$—	$—	$—	$2,475,640	$—
Repurchase Agreements	—	—	1,013,000	—	1,013,000	—
Collateral for Securities Loaned	1,954	—	—	—	1,954	—
Swap Agreements	—	—	—	151,222	—	151,222
Total	$2,477,594	$—	$1,013,000	$151,222	$3,490,594	$151,222
Internet UltraSector ProFund
Common Stocks	$59,067,369	$—	$—	$—	$59,067,369	$—
Repurchase Agreements	—	—	19,186,000	—	19,186,000	—
Swap Agreements	—	—	—	2,354,378	—	2,354,378
Total	$59,067,369	$—	$19,186,000	$2,354,378	$78,253,369	$2,354,378
Large-Cap Growth ProFund
Common Stocks	$12,275,494	$—	$—	$—	$12,275,494	$—
Repurchase Agreements	—	—	3,000	—	3,000	—
Total	$12,275,494	$—	$3,000	$—	$12,278,494	$—
Large-Cap Value ProFund
Common Stocks	$20,024,414	$—	$—	$—	$20,024,414	$—
Total	$20,024,414	$—	$—	$—	$20,024,414	$—
Mid-Cap Growth ProFund
Common Stocks	$3,253,397	$—	$—	$—	$3,253,397	$—
Collateral for Securities Loaned	29,102	—	—	—	29,102	—
Total	$3,282,499	$—	$—	$—	$3,282,499	$—
Mid-Cap ProFund
Common Stocks	$2,546,747	$—	$—	$—	$2,546,747	$—
Repurchase Agreements	—	—	1,193,000	—	1,193,000	—
Collateral for Securities Loaned	12,529	—	—	—	12,529	—
Swap Agreements	—	—	—	34,836	—	34,836
Total	$2,559,276	$—	$1,193,000	$34,836	$3,752,276	$34,836
Mid-Cap Value ProFund
Common Stocks	$22,280,124	$—	$—	$—	$22,280,124	$—
Collateral for Securities Loaned	20,762	—	—	—	20,762	—
Total	$22,300,886	$—	$—	$—	$22,300,886	$—

352 :: Notes to Financial Statements :: July 31, 2022

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Nasdaq-100 ProFund
Common Stocks	$33,125,490	$—	$—	$—	$33,125,490	$—
Repurchase Agreements	—	—	23,374,000	—	23,374,000	—
Collateral for Securities Loaned	160,653	—	—	—	160,653	—
Futures Contracts	—	250,916	—	—	—	250,916
Swap Agreements	—	—	—	538,298	—	538,298
Total	$33,286,143	$250,916	$23,374,000	$538,298	$56,660,143	$789,214
Oil & Gas UltraSector ProFund
Common Stocks	$34,244,169	$—	$—	$—	$34,244,169	$—
Repurchase Agreements	—	—	8,033,000	—	8,033,000	—
Swap Agreements	—	—	—	1,902,546	—	1,902,546
Total	$34,244,169	$—	$8,033,000	$1,902,546	$42,277,169	$1,902,546
Oil Equipment & Services UltraSector ProFund
Common Stocks	$11,978,582	$—	$—	$—	$11,978,582	$—
Repurchase Agreements	—	—	2,665,000	—	2,665,000	—
Swap Agreements	—	—	—	773,970	—	773,970
Total	$11,978,582	$—	$2,665,000	$773,970	$14,643,582	$773,970
Pharmaceuticals UltraSector ProFund
Common Stocks	$3,512,042	$—	$—	$—	$3,512,042	$—
Repurchase Agreements	—	—	875,000	—	875,000	—
Collateral for Securities Loaned	8,349	—	—	—	8,349	—
Swap Agreements	—	—	—	4,286	—	4,286
Total	$3,520,391	$—	$875,000	$4,286	$4,395,391	$4,286
Precious Metals UltraSector ProFund
Common Stocks	$13,967,720	$—	$—	$—	$13,967,720	$—
Repurchase Agreements	—	—	5,002,000	—	5,002,000	—
Collateral for Securities Loaned	552,112	—	—	—	552,112	—
Swap Agreements	—	—	—	828,131	—	828,131
Total	$14,519,832	$—	$5,002,000	$828,131	$19,521,832	$828,131
Real Estate UltraSector ProFund
Common Stocks	$5,360,268	$—	$—	$—	$5,360,268	$—
Repurchase Agreements	—	—	1,769,000	—	1,769,000	—
Swap Agreements	—	—	—	254,501	—	254,501
Total	$5,360,268	$—	$1,769,000	$254,501	$7,129,268	$254,501
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$41,181,000	$—	$41,181,000	$—
Swap Agreements	—	—	—	(524,134)	—	(524,134)
Total	$—	$—	$41,181,000	$(524,134)	$41,181,000	$(524,134)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$3,806,000	$—	$3,806,000	$—
Swap Agreements	—	—	—	(122,537)	—	(122,537)
Total	$—	$—	$3,806,000	$(122,537)	$3,806,000	$(122,537)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$47,846,000	$—	$47,846,000	$—
Forward Currency Contracts	—	—	—	(603,929)	—	(603,929)
Total	$—	$—	$47,846,000	$(603,929)	$47,846,000	$(603,929)
Semiconductor UltraSector ProFund
Common Stocks	$51,653,169	$—	$—	$—	$51,653,169	$—
Repurchase Agreements	—	—	14,418,000	—	14,418,000	—
Collateral for Securities Loaned	65,233	—	—	—	65,233	—
Swap Agreements	—	—	—	2,268,833	—	2,268,833
Total	$51,718,402	$—	$14,418,000	$2,268,833	$66,136,402	$2,268,833

July 31, 2022 :: Notes to Financial Statements :: 353

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Bitcoin Strategy ProFund
U.S. Treasury Obligation	$—	$—	$399,605	$—	$399,605	$—
Futures Contracts	—	(1,054)	—	—	—	(1,054)
Total	$—	$(1,054)	$399,605	$—	$399,605	$(1,054)
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$79,333,000	$—	$79,333,000	$—
Futures Contracts	—	(168,772)	—	—	—	(168,772)
Swap Agreements	—	—	—	(2,098,802)	—	(2,098,802)
Total	$—	$(168,772)	$79,333,000	$(2,098,802)	$79,333,000	$(2,267,574)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$3,015,000	$—	$3,015,000	$—
Swap Agreements	—	—	—	(199,884)	—	(199,884)
Total	$—	$—	$3,015,000	$(199,884)	$3,015,000	$(199,884)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$1,968,000	$—	$1,968,000	$—
Swap Agreements	—	—	—	(260,173)	—	(260,173)
Total	$—	$—	$1,968,000	$(260,173)	$1,968,000	$(260,173)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$2,088,000	$—	$2,088,000	$—
Swap Agreements	—	—	—	(101,850)	—	(101,850)
Total	$—	$—	$2,088,000	$(101,850)	$2,088,000	$(101,850)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,669,000	$—	$1,669,000	$—
Futures Contracts	—	(21,044)	—	—	—	(21,044)
Swap Agreements	—	—	—	(27,636)	—	(27,636)
Total	$—	$(21,044)	$1,669,000	$(27,636)	$1,669,000	$(48,680)
Small-Cap Growth ProFund
Common Stocks	$10,790,093	$—	$—	$—	$10,790,093	$—
Repurchase Agreements	—	—	31,000	—	31,000	—
Total	$10,790,093	$—	$31,000	$—	$10,821,093	$—
Small-Cap ProFund
Common Stocks	$1,909,195	$—	$—	$—	$1,909,195	$—
Right	—	—	27	—	27	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	1,053,000	—	1,053,000	—
Collateral for Securities Loaned	14,361	—	—	—	14,361	—
Swap Agreements	—	—	—	20,498	—	20,498
Total	$1,923,556	$—	$1,053,027	$20,498	$2,976,583	$20,498
Small-Cap Value ProFund
Common Stocks	$9,191,806	$—	$—	$—	$9,191,806	$—
Collateral for Securities Loaned	58,515	—	—	—	58,515	—
Total	$9,250,321	$—	$—	$—	$9,250,321	$—
Technology UltraSector ProFund
Common Stocks	$36,766,682	$—	$—	$—	$36,766,682	$—
Repurchase Agreements	—	—	9,164,000	—	9,164,000	—
Collateral for Securities Loaned	43,770	—	—	—	43,770	—
Swap Agreements	—	—	—	2,028,757	—	2,028,757
Total	$36,810,452	$—	$9,164,000	$2,028,757	$45,974,452	$2,028,757

354 :: Notes to Financial Statements :: July 31, 2022

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Telecommunications UltraSector ProFund
Common Stocks	$598,073	$—	$—	$—	$598,073	$—
Repurchase Agreements	—	—	184,000	—	184,000	—
Swap Agreements	—	—	—	20,933	—	20,933
Total	$598,073	$—	$184,000	$20,933	$782,073	$20,933
UltraBear ProFund
Repurchase Agreements	$—	$—	$10,736,000	$—	$10,736,000	$—
Futures Contracts	—	(40,381)	—	—	—	(40,381)
Swap Agreements	—	—	—	(559,465)	—	(559,465)
Total	$—	$(40,381)	$10,736,000	$(559,465)	$10,736,000	$(599,846)
UltraBull ProFund
Common Stocks	$69,185,916	$—	$—	$—	$69,185,916	$—
Repurchase Agreements	—	—	30,478,000	—	30,478,000	—
Futures Contracts	—	(5,467)	—	—	—	(5,467)
Swap Agreements	—	—	—	3,465,960	—	3,465,960
Total	$69,185,916	$(5,467)	$30,478,000	$3,465,960	$99,663,916	$3,460,493
UltraChina ProFund
Common Stocks	$14,397,890	$—	$—	$—	$14,397,890	$—
Repurchase Agreements	—	—	2,277,000	—	2,277,000	—
Collateral for Securities Loaned	306,377	—	—	—	306,377	—
Swap Agreements	—	—	—	(1,222,585)	—	(1,222,585)
Total	$14,704,267	$—	$2,277,000	$(1,222,585)	$16,981,267	$(1,222,585)
UltraDow 30 ProFund
Common Stocks	$23,318,708	$—	$—	$—	$23,318,708	$—
Repurchase Agreements	—	—	8,574,000	—	8,574,000	—
Futures Contracts	—	(24,714)	—	—	—	(24,714)
Swap Agreements	—	—	—	735,900	—	735,900
Total	$23,318,708	$(24,714)	$8,574,000	$735,900	$31,892,708	$711,186
UltraEmerging Markets ProFund
Common Stocks	$4,783,776	$—	$—	$—	$4,783,776	$—
Preferred Stock	89,231	—	—	—	89,231	—
Repurchase Agreements	—	—	904,000	—	904,000	—
Collateral for Securities Loaned	215,229	—	—	—	215,229	—
Swap Agreements	—	—	—	(33,148)	—	(33,148)
Total	$5,088,236	$—	$904,000	$(33,148)	$5,992,236	$(33,148)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$2,285,000	$—	$2,285,000	$—
Swap Agreements	—	—	—	92,159	—	92,159
Total	$—	$—	$2,285,000	$92,159	$2,285,000	$92,159
UltraJapan ProFund
Repurchase Agreements	$—	$—	$11,411,000	$—	$11,411,000	$—
Futures Contracts	—	476,907	—	—	—	476,907
Swap Agreement	—	—	—	(494)	—	(494)
Total	$—	$476,907	$11,411,000	$(494)	$11,411,000	$476,413
UltraLatin America ProFund
Common Stocks	$7,192,835	$—	$—	$—	$7,192,835	$—
Preferred Stock	537,398	—	—	—	537,398	—
Repurchase Agreements	—	—	1,768,000	—	1,768,000	—
Collateral for Securities Loaned	907,960	—	—	—	907,960	—
Swap Agreements	—	—	—	265,977	—	265,977
Total	$8,638,193	$—	$1,768,000	$265,977	$10,406,193	$265,977

July 31, 2022 :: Notes to Financial Statements :: 355

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraMid-Cap ProFund
Common Stocks	$30,829,370	$—	$—	$—	$30,829,370	$—
Repurchase Agreements	—	—	11,952,000	—	11,952,000	—
Collateral for Securities Loaned	285,818	—	—	—	285,818	—
Swap Agreements	—	—	—	1,584,479	—	1,584,479
Total	$31,115,188	$—	$11,952,000	$1,584,479	$43,067,188	$1,584,479
UltraNasdaq-100 ProFund
Common Stocks	$410,812,961	$—	$—	$—	$410,812,961	$—
Repurchase Agreements	—	—	153,077,000	—	153,077,000	—
Collateral for Securities Loaned	2,946,499	—	—	—	2,946,499	—
Futures Contracts	—	265,938	—	—	—	265,938
Swap Agreements	—	—	—	19,378,335	—	19,378,335
Total	$413,759,460	$265,938	$153,077,000	$19,378,335	$566,836,460	$19,644,273
UltraShort China ProFund
Repurchase Agreements	$—	$—	$1,112,000	$—	$1,112,000	$—
Swap Agreements	—	—	—	130,530	—	130,530
Total	$—	$—	$1,112,000	$130,530	$1,112,000	$130,530
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$2,789,000	$—	$2,789,000	$—
Swap Agreements	—	—	—	(110,685)	—	(110,685)
Total	$—	$—	$2,789,000	$(110,685)	$2,789,000	$(110,685)
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$1,184,000	$—	$1,184,000	$—
Swap Agreements	—	—	—	9,673	—	9,673
Total	$—	$—	$1,184,000	$9,673	$1,184,000	$9,673
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,684,000	$—	$2,684,000	$—
Swap Agreements	—	—	—	(107,253)	—	(107,253)
Total	$—	$—	$2,684,000	$(107,253)	$2,684,000	$(107,253)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$175,000	$—	$175,000	$—
Futures Contracts	—	(1,978)	—	—	—	(1,978)
Swap Agreement	—	—	—	420	—	420
Total	$—	$(1,978)	$175,000	$420	$175,000	$(1,558)
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$1,827,000	$—	$1,827,000	$—
Swap Agreements	—	—	—	(94,206)	—	(94,206)
Total	$—	$—	$1,827,000	$(94,206)	$1,827,000	$(94,206)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,564,000	$—	$1,564,000	$—
Futures Contracts	—	5,108	—	—	—	5,108
Swap Agreements	—	—	—	(76,700)	—	(76,700)
Total	$—	$5,108	$1,564,000	$(76,700)	$1,564,000	$(71,592)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$107,449,000	$—	$107,449,000	$—
Futures Contracts	—	(185,650)	—	—	—	(185,650)
Swap Agreements	—	—	—	(5,891,326)	—	(5,891,326)
Total	$—	$(185,650)	$107,449,000	$(5,891,326)	$107,449,000	$(6,076,976)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$4,832,000	$—	$4,832,000	$—
Swap Agreements	—	—	—	(180,196)	—	(180,196)
Total	$—	$—	$4,832,000	$(180,196)	$4,832,000	$(180,196)

356 :: Notes to Financial Statements :: July 31, 2022

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraSmall-Cap ProFund
Common Stocks	$35,315,449	$—	$—	$—	$35,315,449	$—
Right	—	—	866	—	866	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	15,970,000	—	15,970,000	—
Futures Contracts	—	(168,937)	—	—	—	(168,937)
Swap Agreements	—	—	—	1,188,044	—	1,188,044
Total	$35,315,449	$(168,937)	$15,970,866	$1,188,044	$51,286,315	$1,019,107
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$14,928,000	$—	$14,928,000	$—
Swap Agreements	—	—	—	163,629	—	163,629
Total	$—	$—	$14,928,000	$163,629	$14,928,000	$163,629
Utilities UltraSector ProFund
Common Stocks	$9,583,657	$—	$—	$—	$9,583,657	$—
Repurchase Agreements	—	—	2,944,000	—	2,944,000	—
Swap Agreements	—	—	—	462,067	—	462,067
Total	$9,583,657	$—	$2,944,000	$462,067	$12,527,657	$462,067

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Bitcoin Strategy ProFund, Nasdaq-100 ProFund, Short Bitcoin Strategy ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Bitcoin Strategy ProFund, Nasdaq-100 ProFund, Short Bitcoin Strategy ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.45%, 0.70%, 0.45%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

The Advisor has assumed the responsibility for payment of the Short Bitcoin Strategy ProFund's organizational and offering costs and will not seek reimbursement from the ProFund with respect to these organizational and offering costs.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the year ended July 31, 2022, no ProFund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. In addition, the Bitcoin Strategy ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the year ended July 31, 2022, the Bitcoin Strategy ProFund did not make any payments under this plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other

July 31, 2022 :: Notes to Financial Statements :: 357

administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for their services at an annual rate of $325,000 per Trustee, inclusive of all meetings. During the year ended July 31, 2022, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period March 1, 2020 through February 28, 2021		For the Period March 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund*	1.78%	2.78%	1.78%	2.78%
Access Flex High Yield ProFund*	1.78%	2.78%	1.78%	2.78%

For the Period July 28, 2021 through November 30, 2022
Investor Class
Bitcoin Strategy ProFund**	0.84%

	For the Period December 1, 2020 through November 30, 2021		For the Period December 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Bear ProFund	1.78%	2.78%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Oil Equipment & Services UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.78%	2.78%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.78%	2.78%	1.78%	2.78%

358 :: Notes to Financial Statements :: July 31, 2022

	For the Period December 1, 2020 through November 30, 2021		For the Period December 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.95%	2.95%
UltraInternational ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.78%	2.78%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.78%	2.78%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.78%	2.78%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.95%	2.95%	1.78%	2.78%

*	On April 23, 2021, Access Flex Bear High Yield Fund and Access Flex High Yield Fund reorganized into Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund, respectively, through a plan of reorganization and termination that was approved by the Board of Trustees on December 10, 2020. The expense limitation for each ProFund's Investor Class and Service Class Shares was 1.78% and 2.78% both before and after this reorganization.

**	Bitcoin Strategy ProFund commenced operations on July 28, 2021.

Short Bitcoin Strategy ProFund commenced operations on June 21, 2022. As of July 31, 2022, the Short Bitcoin Strategy ProFund does not have a contractual expense limitation.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of July 31, 2022, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 02/28/23	Expires 02/29/24	Expires 11/30/24	Expires 11/30/25	Total
Access Flex Bear High Yield ProFund	$30,929	$42,649	$21,329	$4,767	$99,674
Access Flex High Yield ProFund	—	65,676	—	—	65,676

	Expires 11/30/22	Expires 11/30/23	Expires 11/30/24	Expires 11/30/25	Total
Basic Materials UltraSector ProFund	$4,640	$—	$9,063	$—	$13,703
Bitcoin Strategy ProFund	—	—	37,042	147,512	184,554
Communication Services UltraSector ProFund	—	3,277	—	12,684	15,961
Consumer Goods UltraSector ProFund	17,697	15,495	6,074	5,886	45,152
Europe 30 ProFund	21,547	20,637	11,136	16,955	70,275
Falling U.S. Dollar ProFund	58,781	23,352	29,759	18,845	130,737

July 31, 2022 :: Notes to Financial Statements :: 359

	Expires 11/30/22	Expires 11/30/23	Expires 11/30/24	Expires 11/30/25	Total
Financials UltraSector ProFund	$—	$—	$—	$1,226	$1,226
Industrials UltraSector ProFund	—	—	—	14,198	14,198
Mid-Cap Growth ProFund	—	—	—	12,156	12,156
Mid-Cap ProFund	—	—	—	8,503	8,503
Mid-Cap Value ProFund	3,030	16,008	3,488	4,358	26,884
Pharmaceuticals UltraSector ProFund	15,038	20,327	17,673	12,204	65,242
Real Estate UltraSector ProFund	—	5,655	—	—	5,655
Rising Rates Opportunity 10 ProFund	11,583	23,054	18,160	24,423	77,220
Rising U.S. Dollar ProFund	—	15,847	22,817	—	38,664
Short Nasdaq-100 ProFund	—	9,652	18,463	—	28,115
Short Oil & Gas ProFund	34,181	20,934	40,063	6,367	101,545
Short Precious Metals ProFund	27,268	37,670	21,089	19,258	105,285
Short Real Estate ProFund	25,295	32,302	33,162	14,636	105,395
Short Small-Cap ProFund	27,437	39,153	30,226	8,562	105,378
Small-Cap Growth ProFund	—	—	—	1,480	1,480
Small-Cap ProFund	—	23,176	13,368	20,663	57,207
Telecommunications UltraSector ProFund	24,863	36,454	31,283	17,797	110,397
UltraBear ProFund	3,557	30,161	21,558	15,313	70,589
UltraEmerging Markets ProFund	—	—	—	5,162	5,162
UltraInternational ProFund	12,789	30,332	17,617	20,771	81,509
UltraJapan ProFund	—	—	—	3,778	3,778
UltraShort China ProFund	26,295	30,877	27,238	15,794	100,204
UltraShort Dow 30 ProFund	24,097	20,771	28,736	17,227	90,831
UltraShort Emerging Markets ProFund	29,588	27,317	31,648	8,340	96,893
UltraShort International ProFund	35,034	29,189	22,927	9,202	96,352
UltraShort Japan ProFund	39,480	29,550	40,917	8,203	118,150
UltraShort Latin America ProFund	27,687	23,861	30,125	16,939	98,612
UltraShort Mid-Cap ProFund	23,943	23,952	25,301	20,192	93,388
UltraShort Small-Cap ProFund	50,543	31,634	17,026	20,211	119,414

In addition, the Advisor has voluntarily agreed to waive advisory and management services fees, and reimburse certain other expenses of the Short Bitcoin Strategy ProFund, as consolidated with its Subsidiary, (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) in order to limit the annualized operating expenses of the consolidated ProFund to 1.26% for the period from inception through July 31, 2022. Effective July 31, 2022, the Advisor elected to discontinue all voluntary waivers for the Short Bitcoin Strategy ProFund. Amounts waived voluntarily are not subject to recoupment at a future date.

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2022 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$16,140,529	$98,989,174
Basic Materials UltraSector ProFund	11,414,973	15,194,111
Biotechnology UltraSector ProFund	31,993,075	51,546,225
Bull ProFund	20,327,998	26,663,060
Communication Services UltraSector ProFund	3,899,043	6,603,291
Consumer Goods UltraSector ProFund	7,960,097	8,395,441
Consumer Services UltraSector ProFund	11,838,072	39,262,406
Europe 30 ProFund	34,727,496	32,456,070
Financials UltraSector ProFund	27,767,588	32,738,081
Health Care UltraSector ProFund	20,370,517	37,142,359
Industrials UltraSector ProFund	13,988,884	22,315,809
Internet UltraSector ProFund	32,778,330	91,934,773
Large-Cap Growth ProFund	191,665,136	208,149,586
Large-Cap Value ProFund	181,273,321	166,092,959
Mid-Cap Growth ProFund	7,618,213	8,312,091
Mid-Cap ProFund	854,425	4,149,625
Mid-Cap Value ProFund	69,961,638	53,198,536
Nasdaq-100 ProFund	416,226,030	472,986,634
Oil & Gas UltraSector ProFund	36,774,067	35,530,969
Oil Equipment & Services UltraSector ProFund	32,410,298	33,395,738
Pharmaceuticals UltraSector ProFund	6,670,113	6,681,470

360 :: Notes to Financial Statements :: July 31, 2022

	Purchases	Sales
Precious Metals UltraSector ProFund	$18,741,119	$25,040,819
Real Estate UltraSector ProFund	106,205,198	128,092,246
Semiconductor UltraSector ProFund	37,477,164	37,839,039
Small-Cap Growth ProFund	33,523,296	31,485,670
Small-Cap ProFund	4,410,737	8,482,204
Small-Cap Value ProFund	96,204,772	101,106,739
Technology UltraSector ProFund	31,680,621	61,881,701
Telecommunications UltraSector ProFund	1,700,709	1,834,100
UltraBull ProFund	14,566,816	38,537,801
UltraChina ProFund	47,241,140	38,170,130
UltraDow 30 ProFund	2,598,990	3,168,273
UltraEmerging Markets ProFund	16,371,758	17,372,409
UltraLatin America ProFund	15,884,177	19,675,916
UltraMid-Cap ProFund	10,560,877	27,548,633
UltraNasdaq-100 ProFund	344,187,446	692,607,419
UltraSmall-Cap ProFund	24,779,873	35,099,419
Utilities ProFund	11,284,478	8,701,474

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2022 were as follows:

	Purchases	Sales
Access Flex High Yield ProFund	$91,248,693	$94,120,799

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund invests in swaps that use an ETF as the reference asset, each ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund's net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund's investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund's return.

The Bitcoin Futures Contracts market futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the ProFund's ability to achieve the desired exposure. If the ProFund is unable to meet its investment objective, the Fund's returns may be lower than expected. Additionally, these collateral requirements may require the ProFund to liquidate its position when it otherwise would not do so.

Compounding Risk

Most of the ProFunds are "geared" funds ("Geared Funds") in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund calculates its net asset value ("NAV") to the time of the ProFund's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the

July 31, 2022 :: Notes to Financial Statements :: 361

effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund's prospectus.

Bitcoin Risk

The Bitcoin Strategy ProFund and short Bitcoin Strategy ProFund do not invest directly in Bitcoin. The ProFunds invest primarily in Bitcoin futures.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as "whales". These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the ProFund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as "miners"), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a "fork." The creation of a "fork" or a substantial giveaway of Bitcoin (sometimes referred to as an "air drop") may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the ProFund.

Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit a ProFund's ability to achieve the desired exposure. If a ProFund is unable to meet its investment objective, a ProFund's returns may be lower than expected. Additionally, these collateral requirements may require a ProFund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, a ProFund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as "rolling". The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of a ProFund.

Borrowing Risk

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce a ProFund's return. Borrowing may cause a ProFund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of a ProFund.

362 :: Notes to Financial Statements :: July 31, 2022

Active Management Risk

Access Flex Bear High Yield ProFund, Access Flex High Yield ProFund and Bitcoin Strategy ProFund are actively managed, and their performance reflect the investment decisions that the Advisor makes for the ProFunds. The Advisor's judgements about the ProFunds' investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund's correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund's ability to meet its investment objective on or around that day.

Credit Default Swaps ("CDS") Risk

While the Access Flex Bear High Yield ProFund will normally be a net "buyer" of CDS and the Access Flex High Yield ProFund will normally be a net "seller" of CDS, at times the Access Flex Bear High Yield ProFund may be a net "seller" and the Access Flex High Yield ProFund may be a net "buyer" of CDS. When a ProFund is a seller of credit protection, upon the occurrence of a credit event, the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When a ProFund is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, each ProFund intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which a ProFund invests or in the reference entities subject to the CDS. As a result, a ProFund's ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because a ProFund may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

July 31, 2022 :: Notes to Financial Statements :: 363

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses.

Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the ProFund to quickly become outdated or inaccurate, resulting in significant losses. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the ProFund's investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative

364 :: Notes to Financial Statements :: July 31, 2022

impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund's performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Investment Capacity Risk

The Bitcoin Strategy ProFund's ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the ProFund's futures commission merchants ("FCMs"), the CME, or the CFTC, the ProFund would not be able to achieve its investment objective and may experience significant losses. The Adviser may, in its sole discretion and without prior notice, limit or reject purchases of ProFund shares. This is often referred to as "closing" the ProFund. The Adviser may re-open the ProFund in its sole discretion and without prior notice.

Financing Rates Associated with Derivatives

The performance of ProFunds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. This rate was changed from the one

July 31, 2022 :: Notes to Financial Statements :: 365

week/one month London Interbank Offered Rate ("LIBOR") in the third and fourth quarters of calendar year 2021. The Fed Funds rate appreciated from 0.07% to 2.32% during the fiscal year. Each ProFund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds with short/inverse derivative exposure generally benefited from financing rates.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the ProFund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2021				Year Ended 2020
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid
December 31
Bear ProFund	$—	$—	$—	$—	$8,361	$—	$—	$—	$8,361
Bull ProFund	1,995,004	2,757,165	—	4,752,169	3,962,399	—	—	—	3,962,399
Europe 30 ProFund	33,014	—	—	33,014	104,574	—	—	—	104,574
UltraBear ProFund	—	—	—	—	37,071	—	—	—	37,071
UltraBull ProFund	5,070,936	2,554,660	—	7,625,596	9,602,431	4,135,538	—	—	13,737,969
UltraJapan ProFund	675,945	1,304,962	—	1,980,907	—	—	—	—	—
UltraNasdaq-100 ProFund	148,739,778	16,381,915	—	165,121,693	74,202,741	8,972,321	—	—	83,175,062
UltraShort Nasdaq-100 ProFund	—	—	—	—	6,099	—	—	—	6,099
October 31
Access Flex High Yield ProFund	467,987	—	—	467,987	547,098	—	—	59,251	606,349
Banks UltraSector ProFund	—	—	—	—	147,431	—	—	—	147,431
Basic Materials UltraSector ProFund	87,381	4,525	—	91,906	—	—	—	—	—
Biotechnology UltraSector ProFund	17,310,399	—	—	17,310,399	—	6,477,017	—	—	6,477,017
Communication Services UltraSector ProFund	—	—	—	—	202,746	—	—	—	202,746
Consumer Goods UltraSector ProFund	—	—	—	—	80,976	61,866	—	—	142,842

366 :: Notes to Financial Statements :: July 31, 2022

	Year Ended 2021				Year Ended 2020
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid
Consumer Services UltraSector ProFund	$1,939,814	$1,051,801	$—	$2,991,615	$—	$—	$—	$—	$—
Financials UltraSector ProFund	—	—	—	—	153,234	—	34,237	—	187,471
Health Care UltraSector ProFund	—	—	—	—	12,104	—	—	—	12,104
Internet UltraSector ProFund	27,272,748	12,588,418	—	39,861,166	177,930	28,278	—	—	206,208
Large-Cap Growth ProFund	751,788	649,703	—	1,401,491	341,415	492,743	—	—	834,158
Mid-Cap Growth ProFund	320,965	602,809	—	923,774	—	—	—	—	—
Mid-Cap ProFund	—	—	—	—	—	358,894	—	—	358,894
Mid-Cap Value ProFund	10,633	—	—	10,633	17,715	—	—	3,366	21,081
Nasdaq-100 ProFund	1,491,584	348,686	—	1,840,270	498,352	387,756	—	—	886,108
Oil & Gas UltraSector ProFund	227,674	—	—	227,674	153,992	—	—	—	153,992
Oil Equipment & Services UltraSector ProFund	17,573	—	—	17,573	—	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	16,620	—	16,620	—	—	—	—	—
Real Estate UltraSector ProFund	—	—	—	—	101,880	80,388	—	184,976	367,244
Rising Rates Opportunity ProFund	—	—	—	—	188,442	—	—	—	188,442
Rising Rates Opportunity 10 ProFund	—	—	—	—	17,678	—	—	—	17,678
Rising U.S. Dollar ProFund	—	—	—	—	23,144	—	—	—	23,144
Semiconductor UltraSector ProFund	—	—	—	—	88,463	—	—	—	88,463
Short Nasdaq-100 ProFund	—	—	—	—	11,298	—	—	—	11,298
Short Oil & Gas ProFund	—	—	—	—	4,714	—	—	—	4,714
Short Precious Metals ProFund	—	—	—	—	18,058	—	—	—	18,058
Short Small-Cap ProFund	—	—	—	—	7,330	—	—	—	7,330
Small-Cap Value ProFund	—	—	—	—	—	—	3,975	—	3,975

July 31, 2022 :: Notes to Financial Statements :: 367

	Year Ended 2021				Year Ended 2020
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid
Technology UltraSector ProFund	$1,627,121	$8,142	$—	$1,635,263	$—	$—	$—	$—	$—
Telecommunications UltraSector ProFund	4,660	—	—	4,660	20,443	—	—	—	20,443
UltraChina ProFund	—	—	—	—	18,540	—	—	—	18,540
UltraDow 30 ProFund	55,323	580,971	—	636,294	660,094	—	—	—	660,094
UltraLatin America ProFund	103,594	—	—	103,594	475,022	—	—	—	475,022
UltraMid-Cap ProFund	—	—	—	—	899,431	679,608	88,692	—	1,667,731
UltraShort China ProFund	—	—	—	—	14,251	—	—	—	14,251
UltraShort Dow 30 ProFund	—	—	—	—	13,291	—	—	—	13,291
UltraShort Emerging Markets ProFund	—	—	—	—	7,510	—	—	—	7,510
UltraShort International ProFund	—	—	—	—	15,691	—	—	—	15,691
UltraShort Latin America ProFund	—	—	—	—	12,538	—	—	—	12,538
UltraShort Mid-Cap ProFund	—	—	—	—	7,614	—	—	—	7,614
UltraShort Small-Cap ProFund	—	—	—	—	17,184	—	—	—	17,184
U.S. Government Plus ProFund	—	—	—	—	35,572	—	—	—	35,572
Utilities UltraSector ProFund	31,184	—	14,289	45,473	489,768	—	—	—	489,768

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
December 31
Bear ProFund	$—	$—	$—	$(70,061,449)	$43,939	$(70,017,510)
Bull ProFund	370,688	—	—	—	31,545,008	31,915,696
Europe 30 ProFund	48,336	—	—	(3,776,853)	320,476	(3,408,041)
UltraBear ProFund	—	—	—	(100,305,801)	61,072	(100,244,729)
UltraBull ProFund	8,363,174	779,894	—	—	54,189,483	63,332,551
UltraJapan ProFund	—	—	—	—	(481)	(481)
UltraNasdaq-100 ProFund	26,477,309	1,155,422	—	—	460,129,048	487,761,779
UltraShort Nasdaq-100 ProFund	—	—	—	(53,646,478)	216,153	(53,430,325)
October 31
Access Flex Bear High Yield ProFund	—	—	—	(5,399,229)	—	(5,399,229)
Access Flex High Yield ProFund	—	—	—	—	(19,125)	(19,125)
Banks UltraSector ProFund	—	—	—	(1,068,963)	7,344,982	6,276,019
Basic Materials UltraSector ProFund	—	—	—	—	2,066,126	2,066,126

368 :: Notes to Financial Statements :: July 31, 2022

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Biotechnology UltraSector ProFund	$14,242,746	$11,279,598	$—	$—	$68,577,329	$94,099,673
Bitcoin Strategy ProFund	—	—	—	—	13,799,408	13,799,408
Communication Services UltraSector ProFund	59,697	2,106	—	—	2,141,321	2,203,124
Consumer Goods UltraSector ProFund	351,875	151,475	—	—	3,104,128	3,607,478
Consumer Services UltraSector ProFund	5,320,427	130,368	—	—	30,162,091	35,612,886
Falling U.S. Dollar ProFund	—	—	—	(2,636,026)	—	(2,636,026)
Financials UltraSector ProFund	877,097	945	—	—	2,465,799	3,343,841
Health Care UltraSector ProFund	—	—	—	(782,184)	10,602,602	9,820,418
Industrials UltraSector ProFund	436,119	3,145	—	—	3,268,007	3,707,271
Internet UltraSector ProFund	20,936,693	9,806,780	—	—	96,845,438	127,588,911
Large-Cap Growth ProFund	221,792	85,029	—	—	13,211,905	13,518,726
Large-Cap Value ProFund	48,467	—	—	(2,237,801)	1,716,177	(473,157)
Mid-Cap Growth ProFund	835,934	120,492	—	—	1,828,662	2,785,088
Mid-Cap ProFund	160,843	60,318	—	—	1,930,782	2,151,943
Mid-Cap Value ProFund	58,777	—	—	—	1,556,249	1,615,026
Nasdaq-100 ProFund	2,281,193	2,060,020	—	—	49,379,453	53,720,666
Oil & Gas UltraSector ProFund	208,924	—	—	(7,015,436)	6,644,905	(161,607)
Oil Equipment & Services UltraSector ProFund	—	—	—	(19,087,492)	(1,906,492)	(20,993,984)
Pharmaceuticals UltraSector ProFund	57,588	128,692	—	—	141,333	327,613
Precious Metals UltraSector ProFund	—	—	—	(59,386,455)	4,052,844	(55,333,611)
Real Estate UltraSector ProFund	2,763,321	300,145	—	—	5,577,062	8,640,528
Rising Rates Opportunity ProFund	—	—	—	(50,870,009)	(431,237)	(51,301,246)
Rising Rates Opportunity 10 ProFund	—	—	—	(4,101,645)	(3,417)	(4,105,062)
Rising U.S. Dollar ProFund	—	—	—	(628,138)	—	(628,138)
Semiconductor UltraSector ProFund	5,976,285	178,486	—	—	50,251,015	56,405,786
Short Nasdaq-100 ProFund	—	—	—	(13,081,201)	(23,729)	(13,104,930)
Short Oil & Gas ProFund	—	—	—	(1,681,508)	53,753	(1,627,755)
Short Precious Metals ProFund	—	—	—	(10,363,077)	229,798	(10,133,279)
Short Real Estate ProFund	—	—	—	(4,790,072)	2,525	(4,787,547)
Short Small-Cap ProFund	—	—	—	(15,089,232)	(38,775)	(15,128,007)
Small-Cap Growth ProFund	228,742	327,512	—	—	3,168,146	3,724,400
Small-Cap ProFund	—	—	—	—	1,235,849	1,235,849
Small-Cap Value ProFund	158,696	46,458	—	—	3,232,588	3,437,742
Technology UltraSector ProFund	6,724,798	558,581	—	—	48,970,689	56,254,068
Telecommunications UltraSector ProFund	6,192	—	—	(5,584,373)	124,414	(5,453,767)
UltraChina ProFund	—	—	—	(17,867,907)	(1,894,008)	(19,761,915)
UltraDow 30 ProFund	2,441,092	102,530	—	—	14,206,230	16,749,852
UltraEmerging Markets ProFund	—	—	—	(4,476,455)	1,907,924	(2,568,531)
UltraInternational ProFund	—	—	—	(55,331)	18,897	(36,434)
UltraLatin America ProFund	499,204	—	—	(30,225,418)	(2,202,861)	(31,929,075)
UltraMid-Cap ProFund	2,328,313	433,221	—	—	14,987,067	17,748,601
UltraShort China ProFund	—	—	—	(6,512,890)	110,560	(6,402,330)
UltraShort Dow 30 ProFund	—	—	—	(24,011,916)	(50,535)	(24,062,451)
UltraShort Emerging Markets ProFund	—	—	—	(12,533,184)	41,489	(12,491,695)
UltraShort International ProFund	—	—	—	(16,990,800)	(6,975)	(16,997,775)
UltraShort Japan ProFund	—	—	—	(10,528,863)	(2,418)	(10,531,281)
UltraShort Latin America ProFund	—	—	—	(15,834,062)	77,321	(15,756,741)
UltraShort Mid-Cap ProFund	—	—	—	(10,998,003)	(47,853)	(11,045,856)
UltraShort Small-Cap ProFund	—	—	—	(55,144,425)	(170,047)	(55,314,472)
UltraSmall-Cap ProFund	—	—	—	—	15,298,053	15,298,053
U.S. Government Plus ProFund	—	—	—	(1,968,090)	735,651	(1,232,439)
Utilities UltraSector ProFund	—	—	—	(6,975,504)	3,515,110	(3,460,394)

July 31, 2022 :: Notes to Financial Statements :: 369

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2021 and December 31, 2021, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2022 and December 31, 2022:

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund	$23,714
Falling U.S. Dollar ProFund	39,077
Health Care UltraSector ProFund	243,046
Oil Equipment & Services UltraSector ProFund	86,533
Rising Rates Opportunity ProFund	328,526
Rising Rates Opportunity 10 ProFund	36,701
Rising U.S. Dollar ProFund	97,156
Short Nasdaq-100 ProFund	76,073
Short Oil & Gas ProFund	15,427
Short Precious Metals ProFund	38,083
Short Real Estate ProFund	9,541
UltraEmerging Markets ProFund	40,166
UltraInternational ProFund	55,331
UltraShort China ProFund	24,471
UltraShort Dow 30 ProFund	49,821
UltraShort Emerging Markets ProFund	10,640
UltraShort Japan ProFund	4,780
UltraShort Latin America ProFund	20,920
UltraShort Mid-Cap ProFund	20,904
UltraShort Small-Cap ProFund	81,953
U.S. Government Plus ProFund	182,455

As of the end of their respective tax years ended October 31, 2021 and December 31, 2021, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	No Expiration Date
Access Flex Bear High Yield ProFund	$5,375,515
Banks UltraSector ProFund	1,068,963
Bear ProFund	70,061,449
Europe 30 ProFund	3,776,853
Falling U.S. Dollar ProFund	2,596,949
Health Care UltraSector ProFund	539,138
Large-Cap Value ProFund	2,237,801
Oil & Gas UltraSector ProFund	7,015,436
Oil Equipment & Services UltraSector ProFund	19,000,959
Precious Metals UltraSector ProFund	59,386,455
Rising Rates Opportunity ProFund	50,541,483
Rising Rates Opportunity 10 ProFund	4,064,944
Rising U.S. Dollar ProFund	530,982
Short Nasdaq-100 ProFund	13,005,128
Short Oil & Gas ProFund	1,666,081
Short Precious Metals ProFund	10,324,994
Short Real Estate ProFund	4,780,531
Short Small-Cap ProFund	15,089,232
Telecommunications UltraSector ProFund	5,584,373
UltraBear ProFund	100,305,801
UltraChina ProFund	17,867,907
UltraEmerging Markets ProFund	4,436,289
UltraLatin America ProFund	30,225,418
UltraShort China ProFund	6,488,419
UltraShort Dow 30 ProFund	23,962,095
UltraShort Emerging Markets ProFund	12,522,544
UltraShort International ProFund	16,990,800

370 :: Notes to Financial Statements :: July 31, 2022

Fund	No Expiration Date
UltraShort Japan ProFund	$10,524,083
UltraShort Latin America ProFund	15,813,142
UltraShort Mid-Cap ProFund	10,977,099
UltraShort Nasdaq-100 ProFund	53,646,478
UltraShort Small-Cap ProFund	55,062,472
U.S. Government Plus ProFund	1,785,635
Utilities UltraSector ProFund	6,975,504

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax year ended October 31, 2021 and December 31, 2021, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$8,908,000	$43,939	$—	$43,939
Bull ProFund	46,681,132	33,820,469	(2,275,461)	31,545,008
Europe 30 ProFund	2,632,002	1,002,254	(681,778)	320,476
UltraBear ProFund	6,606,000	61,072	—	61,072
UltraBull ProFund	96,780,884	61,962,112	(7,772,629)	54,189,483
UltraJapan ProFund	13,041,000	—	(481)	(481)
UltraNasdaq-100 ProFund	810,109,884	518,074,447	(57,945,399)	460,129,048
UltraShort Nasdaq-100 ProFund	6,263,000	216,153	—	216,153

October 31
Access Flex Bear High Yield ProFund	261,000	—	—	—
Access Flex High Yield ProFund	23,440,250	—	(19,125)	(19,125)
Banks UltraSector ProFund	32,402,899	10,235,170	(2,890,188)	7,344,982
Basic Materials UltraSector ProFund	3,784,594	2,738,508	(672,382)	2,066,126
Biotechnology UltraSector ProFund	93,292,934	71,658,606	(3,081,277)	68,577,329
Bitcoin Strategy ProFund	25,056,568	13,799,408	—	13,799,408
Communication Services UltraSector ProFund	8,242,738	2,587,583	(446,262)	2,141,321
Consumer Goods UltraSector ProFund	5,355,528	3,210,611	(106,483)	3,104,128
Consumer Services UltraSector ProFund	27,804,235	31,219,580	(1,057,489)	30,162,091
Falling U.S. Dollar ProFund	1,128,000	—	—	—
Financials UltraSector ProFund	25,856,238	4,434,899	(1,969,100)	2,465,799
Health Care UltraSector ProFund	15,836,549	11,202,932	(600,330)	10,602,602
Industrials UltraSector ProFund	16,536,464	4,030,599	(762,592)	3,268,007
Internet UltraSector ProFund	133,848,948	104,263,035	(7,417,597)	96,845,438
Large-Cap Growth ProFund	12,592,704	13,922,442	(710,537)	13,211,905
Large-Cap Value ProFund	3,730,441	2,397,510	(681,333)	1,716,177
Mid-Cap Growth ProFund	2,789,184	2,110,628	(281,966)	1,828,662
Mid-Cap ProFund	4,443,832	2,197,692	(266,910)	1,930,782
Mid-Cap Value ProFund	6,538,437	2,115,443	(559,194)	1,556,249
Nasdaq-100 ProFund	118,293,417	51,770,634	(2,391,181)	49,379,453
Oil & Gas UltraSector ProFund	24,967,503	9,325,250	(2,680,345)	6,644,905
Oil Equipment & Services UltraSector ProFund	32,348,609	4,128,112	(6,034,604)	(1,906,492)
Pharmaceuticals UltraSector ProFund	6,535,258	668,855	(527,522)	141,333
Precious Metals UltraSector ProFund	19,584,742	10,926,550	(6,873,706)	4,052,844
Real Estate UltraSector ProFund	140,225,049	7,392,870	(1,815,808)	5,577,062
Rising Rates Opportunity ProFund	13,937,000	—	(431,237)	(431,237)
Rising Rates Opportunity 10 ProFund	2,161,000	—	(3,417)	(3,417)
Rising U.S. Dollar ProFund	6,301,000	—	—	—
Semiconductor UltraSector ProFund	38,424,697	51,161,561	(910,546)	50,251,015
Short Nasdaq-100 ProFund	1,729,000	—	(23,729)	(23,729)
Short Oil & Gas ProFund	2,656,000	53,753	—	53,753
Short Precious Metals ProFund	4,407,000	229,798	—	229,798
Short Real Estate ProFund	455,000	2,525	—	2,525
Short Small-Cap ProFund	662,000	—	(38,775)	(38,775)

July 31, 2022 :: Notes to Financial Statements :: 371

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small-Cap Growth ProFund	$4,149,762	$3,654,831	$(486,685)	$3,168,146
Small-Cap ProFund	5,182,341	1,454,553	(218,704)	1,235,849
Small-Cap Value ProFund	13,514,686	4,654,434	(1,421,846)	3,232,588
Technology UltraSector ProFund	60,622,285	49,981,244	(1,010,555)	48,970,689
Telecommunications UltraSector ProFund	755,758	230,321	(105,907)	124,414
UltraChina ProFund	22,512,625	5,197,839	(7,091,847)	(1,894,008)
UltraDow 30 ProFund	26,299,251	15,157,283	(951,053)	14,206,230
UltraEmerging Markets ProFund	5,409,574	3,581,887	(1,673,963)	1,907,924
UltraInternational ProFund	2,557,000	18,897	—	18,897
UltraLatin America ProFund	14,199,608	3,986,863	(6,189,724)	(2,202,861)
UltraMid-Cap ProFund	42,936,259	16,867,656	(1,880,589)	14,987,067
UltraShort China ProFund	2,095,000	110,560	—	110,560
UltraShort Dow 30 ProFund	2,783,000	—	(50,535)	(50,535)
UltraShort Emerging Markets ProFund	976,000	41,489	—	41,489
UltraShort International ProFund	1,812,000	—	(6,975)	(6,975)
UltraShort Japan ProFund	236,000	—	(2,418)	(2,418)
UltraShort Latin America ProFund	1,364,000	77,321	—	77,321
UltraShort Mid-Cap ProFund	1,637,000	—	(47,853)	(47,853)
UltraShort Small-Cap ProFund	3,395,000	—	(170,047)	(170,047)
UltraSmall-Cap ProFund	71,522,916	19,975,589	(4,677,536)	15,298,053
U.S. Government Plus ProFund	19,161,000	735,651	—	735,651
Utilities UltraSector ProFund	4,930,464	3,828,966	(313,856)	3,515,110

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

As of July 31, 2022, Access Flex Bear High Yield ProFund was owed $296,600 and the Rising U.S. Dollar ProFund was owed $684,637 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair values of the remaining claims due from Lehman are $3,602 and $8,314, respectively, and are included in "Receivable for closed swap positions" and "Receivable for closed forward currency contracts", respectively, on the Statements of Assets and Liabilities. The fair value of the amounts that are estimated to be paid by the Advisor are $292,998 and $676,323, respectively, and are included in "Due from Advisor under a Receivables Agreement" on the Statements of Assets and Liabilities. All other outstanding balances due from Lehman have been substantially relieved as of July 31, 2022.

9. Share Splits and Reverse Share Splits

Effective December 14, 2020, the Consumer Goods UltraSector ProFund, the Internet UltraSector ProFund, and the UltraNasdaq-100 ProFund underwent a 2-for-1 share split, the Oil Equipment & Services UltraSector ProFund, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for-4 reverse share split, and the UltraShort Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

Effective November 18, 2019, the Bull ProFund, the Consumer Services UltraSector ProFund, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Short Nasdaq-100 ProFund underwent a 1-for-4 reverse share split, and the Oil Equipment & Services UltraSector ProFund underwent a 1-for-8 reverse share split.

372 :: Notes to Financial Statements :: July 31, 2022

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNasdaq-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Access Flex Bear High Yield ProFund underwent a 1-for-5 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940Act. As of July 31, 2022, the following shareholders were deemed a significant shareholder of the following ProFunds:

	Shareholder Name	% of Fund Owned
Short Bitcoin Strategy ProFund	ProFund Advisors LLC	82%

Short Precious Metals ProFund	Eric R. Fischer	38%

UltraJapan ProFund	Robert Ronus	34%

UltraLatin America ProFund	Warren M. Merguerian	37%

11. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds' financial statements.

Report of Independent Registered Public Accounting Firm :: 373

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities/consolidated statements of assets and liabilities of the Funds listed in the Appendix that comprise ProFunds (each a Fund and collectively, the Funds), including the schedules of portfolio investments and consolidated schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2022, the related statements of operations/consolidated statements of operations (and consolidated statements of cash flows for Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund) for the year or period listed in the Appendix, the statements of changes in net assets/consolidated statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights/consolidated financial highlights (collectively, the financial highlights) for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of July 31, 2022, the results of its operations (and cash flows for Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund) for the year or period listed in the Appendix, the changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 28, 2022

374 :: Report of Independent Registered Public Accounting Firm

Appendix

Statements of assets and liabilities, including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

Banks UltraSector ProFund

Basic Materials UltraSector ProFund

Bear ProFund

Biotechnology UltraSector ProFund

Bull ProFund

Communication Services Ultrasector ProFund

Consumer Goods UltraSector ProFund

Consumer Services UltraSector ProFund

Europe 30 ProFund

Falling U.S. Dollar ProFund

Financials UltraSector ProFund

Health Care UltraSector ProFund

Industrials UltraSector ProFund

Internet UltraSector ProFund

Large-Cap Growth ProFund

Large-Cap Value ProFund

Mid-Cap Growth ProFund

Mid-Cap ProFund

Mid-Cap Value ProFund

Nasdaq-100 ProFund

Oil & Gas UltraSector ProFund

Oil Equipment & Services UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

Semiconductor UltraSector ProFund

Short Nasdaq-100 ProFund

Short Oil & Gas ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Short Small-Cap ProFund

Small-Cap Growth ProFund

Small-Cap ProFund

Small-Cap Value ProFund

Technology UltraSector ProFund

Telecommunications UltraSector ProFund

UltraBear ProFund

UltraBull ProFund

UltraChina ProFund

UltraDow 30 ProFund

UltraEmerging Markets ProFund

UltraInternational ProFund

UltraJapan ProFund

UltraLatin America ProFund

UltraMid-Cap ProFund

UltraNasdaq-100 ProFund

UltraShort China ProFund

UltraShort Dow 30 ProFund

UltraShort Emerging Markets ProFund

UltraShort International ProFund

UltraShort Japan ProFund

UltraShort Latin America ProFund

UltraShort Mid-Cap ProFund

UltraShort Nasdaq-100 ProFund

UltraShort Small-Cap ProFund

UltraSmall-Cap ProFund

U.S. Government Plus ProFund

Utilities UltraSector ProFund

Statements of assets and liabilities, including the schedules of portfolio investments, as of July 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for the year ended July 31, 2022, the period November 1, 2020 through July 31, 2021 and the year ended October 31, 2020.

Access Flex Bear High Yield ProFund

Access Flex High Yield ProFund

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of July 31, 2022, the related consolidated statements of operations and cash flows for the year then ended, and changes in net assets for the year ended July 31, 2022 and the period July 28, 2021 (commencement of operations) through July 31, 2021.

Bitcoin Strategy ProFund

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of July 31, 2022, the related consolidated statements of operations, cash flows, and changes in net assets for the period June 21, 2022 (commencement of operations) through July 31, 2022.

Short Bitcoin Strategy ProFund

Trustees and Executive Officers (unaudited) :: 375

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years

Independent Trustees

William D. Fertig c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (117); ProShares Trust (120)	Context Capital

Russell S. Reynolds, III c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProFunds (117); ProShares Trust (120)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProFunds (117); ProShares Trust (120)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (117); ProShares Trust (120)

*	The "Fund Complex" consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**	Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Executive Officers

Todd B. Johnson 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).

Victor M. Frye, Esq. 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present	General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).

Denise Lewis 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 10/63	Treasurer	Indefinite; June 2022 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (August 2020 to present) Director, Bank of New York Mellon (September 2015-October 2019)

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/22

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)            Audit Fees:

2021 $741,650

2022 $778,885

The fees relate to the audit of the registrant’s annual financial statements and the review of the annual post-effective registration statements paid to KPMG LLP.

(b)            Audit-Related Fees:

2021 $0

2022 $0

(c)            Tax Fees:

2021 $294,000

2022 $327,230

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to KPMG LLP.

(d)            All Other Fees:

2021 $0

2022 $0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	2021 $294,000

2022 $327,230

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (72.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	519	$74,342
A.O. Smith Corp. (Building Products)	119	7,529
Abbott Laboratories (Health Care Equipment & Supplies)	1,600	174,143
AbbVie, Inc. (Biotechnology)	1,614	231,626
ABIOMED, Inc.* (Health Care Equipment & Supplies)	42	12,306
Accenture PLC - Class A (IT Services)	578	177,018
Activision Blizzard, Inc. (Entertainment)	714	57,084
Adobe, Inc.* (Software)	431	176,762
Advance Auto Parts, Inc. (Specialty Retail)	56	10,843
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,480	139,816
Aflac, Inc. (Insurance)	541	30,999
Agilent Technologies, Inc. (Life Sciences Tools & Services)	274	36,743
Air Products & Chemicals, Inc. (Chemicals)	203	50,391
Akamai Technologies, Inc.* (IT Services)	146	14,048
Alaska Air Group, Inc.* (Airlines)	115	5,098
Albemarle Corp. (Chemicals)	107	26,141
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	136	22,546
Align Technology, Inc.* (Health Care Equipment & Supplies)	67	18,825
Allegion PLC (Building Products)	80	8,456
Alliant Energy Corp. (Electric Utilities)	229	13,953
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,500	639,760
Alphabet, Inc.* - Class C (Interactive Media & Services)	5,040	587,866
Altria Group, Inc. (Tobacco)	1,654	72,544
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	7,988	1,077,980
Amcor PLC (Containers & Packaging)	1,373	17,780
Ameren Corp. (Multi-Utilities)	236	21,976
American Airlines Group, Inc.* (Airlines)	593	8,130
American Electric Power Co., Inc. (Electric Utilities)	469	46,225
American Express Co. (Consumer Finance)	557	85,789
American International Group, Inc. (Insurance)	723	37,430
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	424	114,831
American Water Works Co., Inc. (Water Utilities)	166	25,803
Ameriprise Financial, Inc. (Capital Markets)	101	27,262
AmerisourceBergen Corp. (Health Care Providers & Services)	138	20,138
AMETEK, Inc. (Electrical Equipment)	211	26,059
Amgen, Inc. (Biotechnology)	488	120,765
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	546	42,113
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	478	82,197
ANSYS, Inc.* (Software)	79	22,040
Aon PLC (Insurance)	194	56,462
APA Corp. (Oil, Gas & Consumable Fuels)	309	11,486
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,037	2,281,153
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	808	85,632
Aptiv PLC* (Auto Components)	247	25,908
Archer-Daniels-Midland Co. (Food Products)	514	42,543
Arista Networks, Inc.* (Communications Equipment)	206	24,026
Arthur J. Gallagher & Co. (Insurance)	192	34,366
Assurant, Inc. (Insurance)	49	8,613
AT&T, Inc. (Diversified Telecommunication Services)	6,542	122,859
Atmos Energy Corp. (Gas Utilities)	127	15,417
Autodesk, Inc.* (Software)	199	43,048
Automatic Data Processing, Inc. (IT Services)	382	92,108
AutoZone, Inc.* (Specialty Retail)	18	38,473
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	128	27,384
Avery Dennison Corp. (Containers & Packaging)	75	14,285
Baker Hughes Co. - Class A (Energy Equipment & Services)	854	21,939
Ball Corp. (Containers & Packaging)	293	21,513
Bank of America Corp. (Banks)	6,473	218,852
Bath & Body Works, Inc. (Specialty Retail)	218	7,748
Baxter International, Inc. (Health Care Equipment & Supplies)	460	26,984
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	260	63,521
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,652	496,591
Best Buy Co., Inc. (Specialty Retail)	185	14,243
Biogen, Inc.* (Biotechnology)	134	28,818
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	20	11,265
Bio-Techne Corp. (Life Sciences Tools & Services)	36	13,870
BlackRock, Inc. - Class A (Capital Markets)	130	86,993
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	37	71,621
BorgWarner, Inc. (Auto Components)	219	8,423
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	130	11,851
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,306	53,611
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,944	143,428
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	373	199,734
Broadridge Financial Solutions, Inc. (IT Services)	107	17,179
Brown & Brown, Inc. (Insurance)	214	13,931
Brown-Forman Corp. - Class B (Beverages)	167	12,395
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	116	12,841
Cadence Design Systems, Inc.* (Software)	253	47,078
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	196	8,955
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	97	13,687

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Campbell Soup Co. (Food Products)	185	$9,130
Capital One Financial Corp. (Consumer Finance)	359	39,429
Cardinal Health, Inc. (Health Care Providers & Services)	249	14,830
CarMax, Inc.* (Specialty Retail)	147	14,632
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	905	8,199
Carrier Global Corp. (Building Products)	774	31,370
Catalent, Inc.* (Pharmaceuticals)	164	18,548
Caterpillar, Inc. (Machinery)	487	96,547
Cboe Global Markets, Inc. (Capital Markets)	97	11,968
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	298	25,515
CDW Corp. (Electronic Equipment, Instruments & Components)	123	22,328
Celanese Corp. (Chemicals)	99	11,633
Centene Corp.* (Health Care Providers & Services)	535	49,739
CenterPoint Energy, Inc. (Multi-Utilities)	575	18,222
Ceridian HCM Holding, Inc.* (Software)	125	6,846
CF Industries Holdings, Inc. (Chemicals)	190	18,143
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	46	11,525
Charter Communications, Inc.* - Class A (Media)	106	45,803
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,794	293,820
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	26	40,670
Chubb, Ltd. (Insurance)	387	73,004
Church & Dwight Co., Inc. (Household Products)	222	19,529
Cigna Corp. (Health Care Providers & Services)	290	79,854
Cincinnati Financial Corp. (Insurance)	136	13,238
Cintas Corp. (Commercial Services & Supplies)	79	33,614
Cisco Systems, Inc. (Communications Equipment)	3,792	172,043
Citigroup, Inc. (Banks)	1,775	92,123
Citizens Financial Group, Inc. (Banks)	448	17,011
Citrix Systems, Inc. (Software)	114	11,561
CME Group, Inc. (Capital Markets)	328	65,429
CMS Energy Corp. (Multi-Utilities)	265	18,213
Cognizant Technology Solutions Corp. - Class A (IT Services)	476	32,349
Colgate-Palmolive Co. (Household Products)	766	60,315
Comcast Corp. - Class A (Media)	4,081	153,118
Comerica, Inc. (Banks)	119	9,255
Conagra Brands, Inc. (Food Products)	438	14,984
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,181	115,065
Consolidated Edison, Inc. (Multi-Utilities)	324	32,163
Constellation Brands, Inc. - Class A (Beverages)	149	36,700
Constellation Energy Corp. (Electric Utilities)	299	19,764
Copart, Inc.* (Commercial Services & Supplies)	195	24,980
Corning, Inc. (Electronic Equipment, Instruments & Components)	694	25,511
Corteva, Inc. (Chemicals)	661	38,041
Costco Wholesale Corp. (Food & Staples Retailing)	405	219,227
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	736	22,514
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	396	71,541
CSX Corp. (Road & Rail)	1,989	64,304
Cummins, Inc. (Machinery)	129	28,549
CVS Health Corp. (Health Care Providers & Services)	1,198	114,625
D.R. Horton, Inc. (Household Durables)	293	22,862
Danaher Corp. (Health Care Equipment & Supplies)	592	172,549
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	114	14,192
DaVita, Inc.* (Health Care Providers & Services)	55	4,629
Deere & Co. (Machinery)	255	87,510
Delta Air Lines, Inc.* (Airlines)	585	18,603
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	197	7,124
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	560	35,196
DexCom, Inc.* (Health Care Equipment & Supplies)	359	29,467
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	152	19,459
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	260	34,437
Discover Financial Services (Consumer Finance)	257	25,957
DISH Network Corp.* - Class A (Media)	229	3,978
Dollar General Corp. (Multiline Retail)	209	51,922
Dollar Tree, Inc.* (Multiline Retail)	206	34,064
Dominion Energy, Inc. (Multi-Utilities)	741	60,748
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	33	12,940
Dover Corp. (Machinery)	132	17,646
Dow, Inc. (Chemicals)	665	35,385
DTE Energy Co. (Multi-Utilities)	177	23,063
Duke Energy Corp. (Electric Utilities)	703	77,281
Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	351	21,959
DuPont de Nemours, Inc. (Chemicals)	464	28,411
DXC Technology Co.* (IT Services)	224	7,078
Eastman Chemical Co. (Chemicals)	118	11,320
Eaton Corp. PLC (Electrical Equipment)	365	54,162
eBay, Inc. (Internet & Direct Marketing Retail)	512	24,899
Ecolab, Inc. (Chemicals)	227	37,494
Edison International (Electric Utilities)	348	23,584
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	568	57,107

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares		Value
Electronic Arts, Inc. (Entertainment)	257		$33,726
Elevance Health, Inc. (Health Care Providers & Services)	220		104,962
Eli Lilly & Co. (Pharmaceuticals)	720		237,377
Emerson Electric Co. (Electrical Equipment)	543		48,908
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	123		34,954
Entergy Corp. (Electric Utilities)	186		21,414
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	535		59,503
EPAM Systems, Inc.* (IT Services)	52		18,161
Equifax, Inc. (Professional Services)	112		23,398
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	83		58,410
Equity Residential (Equity Real Estate Investment Trusts (REITs))	313		24,536
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	60		17,192
Etsy, Inc.* (Internet & Direct Marketing Retail)	116		12,032
Everest Re Group, Ltd. (Insurance)	36		9,409
Evergy, Inc. (Electric Utilities)	210		14,335
Eversource Energy (Electric Utilities)	315		27,789
Exelon Corp. (Electric Utilities)	896		41,655
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	139		14,741
Expeditors International of Washington, Inc. (Air Freight & Logistics)	153		16,256
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	123		23,311
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,848		372,986
F5, Inc.* (Communications Equipment)	55		9,205
FactSet Research Systems, Inc. (Capital Markets)	35		15,039
Fastenal Co. (Trading Companies & Distributors)	525		26,963
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	65		6,865
FedEx Corp. (Air Freight & Logistics)	218		50,814
Fidelity National Information Services, Inc. (IT Services)	558		57,005
Fifth Third Bancorp (Banks)	627		21,393
First Horizon Corp. (Banks)	—	†	8
First Republic Bank (Banks)	164		26,684
FirstEnergy Corp. (Electric Utilities)	522		21,454
Fiserv, Inc.* (IT Services)	532		56,222
FleetCor Technologies, Inc.* (IT Services)	71		15,626
FMC Corp. (Chemicals)	115		12,777
Ford Motor Co. (Automobiles)	3,610		53,031
Fortinet, Inc.* (Software)	610		36,387
Fortive Corp. (Machinery)	328		21,140
Fortune Brands Home & Security, Inc. (Building Products)	120		8,362
Fox Corp. - Class A (Media)	285		9,436
Fox Corp. - Class B (Media)	132		4,079
Franklin Resources, Inc. (Capital Markets)	256		7,027
Freeport-McMoRan, Inc. (Metals & Mining)	1,325		41,804
Garmin, Ltd. (Household Durables)	139		13,569
Gartner, Inc.* (IT Services)	74		19,646
Generac Holdings, Inc.* (Electrical Equipment)	58		15,561
General Dynamics Corp. (Aerospace & Defense)	210		47,601
General Electric Co. (Industrial Conglomerates)	1,005		74,280
General Mills, Inc. (Food Products)	550		41,134
General Motors Co.* (Automobiles)	1,332		48,298
Genuine Parts Co. (Distributors)	129		19,720
Gilead Sciences, Inc. (Biotechnology)	1,145		68,414
Global Payments, Inc. (IT Services)	257		31,436
Globe Life, Inc. (Insurance)	83		8,361
Halliburton Co. (Energy Equipment & Services)	823		24,114
Hartford Financial Services Group, Inc. (Insurance)	300		19,341
Hasbro, Inc. (Leisure Products)	120		9,446
HCA Healthcare, Inc. (Health Care Providers & Services)	208		44,183
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	493		13,622
Henry Schein, Inc.* (Health Care Providers & Services)	126		9,933
Hess Corp. (Oil, Gas & Consumable Fuels)	253		28,455
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,187		16,903
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	254		32,530
Hologic, Inc.* (Health Care Equipment & Supplies)	228		16,275
Honeywell International, Inc. (Industrial Conglomerates)	622		119,709
Hormel Foods Corp. (Food Products)	259		12,779
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	653		11,630
Howmet Aerospace, Inc. (Aerospace & Defense)	345		12,810
HP, Inc. (Technology Hardware, Storage & Peripherals)	962		32,121
Humana, Inc. (Health Care Providers & Services)	115		55,430
Huntington Bancshares, Inc. (Banks)	1,315		17,476
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	37		8,023
IDEX Corp. (Machinery)	69		14,404
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	77		30,737
Illinois Tool Works, Inc. (Machinery)	259		53,810
Illumina, Inc.* (Life Sciences Tools & Services)	143		30,985
Incyte Corp.* (Biotechnology)	172		13,361
Ingersoll Rand, Inc. (Machinery)	371		18,476
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,739		135,763
Intercontinental Exchange, Inc. (Capital Markets)	510		52,015
International Business Machines Corp. (IT Services)	822		107,509

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
International Flavors & Fragrances, Inc. (Chemicals)	233	$28,904
International Paper Co. (Containers & Packaging)	338	14,456
Intuit, Inc. (Software)	258	117,692
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	328	75,496
Invesco, Ltd. (Capital Markets)	307	5,446
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	173	41,567
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	265	12,850
J.B. Hunt Transport Services, Inc. (Road & Rail)	77	14,112
Jack Henry & Associates, Inc. (IT Services)	67	13,921
Jacobs Engineering Group, Inc. (Professional Services)	117	16,064
Johnson & Johnson (Pharmaceuticals)	2,405	419,721
Johnson Controls International PLC (Building Products)	635	34,232
JPMorgan Chase & Co. (Banks)	2,683	309,510
Juniper Networks, Inc. (Communications Equipment)	295	8,269
Kellogg Co. (Food Products)	231	17,076
Keurig Dr Pepper, Inc. (Beverages)	673	26,072
KeyCorp (Banks)	852	15,592
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	166	26,992
Kimberly-Clark Corp. (Household Products)	308	40,591
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	564	12,470
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,780	32,022
KLA Corp. (Semiconductors & Semiconductor Equipment)	136	52,161
L3Harris Technologies, Inc. (Aerospace & Defense)	176	42,235
Laboratory Corp. of America Holdings (Health Care Providers & Services)	85	22,286
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	127	63,565
Lamb Weston Holding, Inc. (Food Products)	132	10,515
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	314	11,835
Leidos Holdings, Inc. (Professional Services)	125	13,375
Lennar Corp. - Class A (Household Durables)	236	20,060
Lincoln National Corp. (Insurance)	148	7,598
Linde PLC (Chemicals)	459	138,617
Live Nation Entertainment, Inc.* (Entertainment)	125	11,749
LKQ Corp. (Distributors)	238	13,052
Lockheed Martin Corp. (Aerospace & Defense)	217	89,797
Loews Corp. (Insurance)	178	10,369
Lowe's Cos., Inc. (Specialty Retail)	604	115,684
Lumen Technologies, Inc. (Diversified Telecommunication Services)	850	9,257
LyondellBasell Industries N.V. - Class A (Chemicals)	236	21,032
M&T Bank Corp. (Banks)	164	29,102
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	646	16,021
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	495	45,372
MarketAxess Holdings, Inc. (Capital Markets)	34	9,207
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	252	39,960
Marsh & McLennan Cos., Inc. (Insurance)	459	75,258
Martin Marietta Materials, Inc. (Construction Materials)	57	20,068
Masco Corp. (Building Products)	215	11,907
Mastercard, Inc. - Class A (IT Services)	784	277,371
Match Group, Inc.* (Interactive Media & Services)	261	19,134
McCormick & Co., Inc. (Food Products)	228	19,916
McDonald's Corp. (Hotels, Restaurants & Leisure)	675	177,774
McKesson Corp. (Health Care Providers & Services)	133	45,430
Medtronic PLC (Health Care Equipment & Supplies)	1,225	113,337
Merck & Co., Inc. (Pharmaceuticals)	2,310	206,375
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,097	333,633
MetLife, Inc. (Insurance)	632	39,974
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	21	28,344
MGM Resorts International (Hotels, Restaurants & Leisure)	323	10,572
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	508	34,981
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,019	63,035
Microsoft Corp. (Software)	6,835	1,918,857
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	106	19,687
Moderna, Inc.* (Biotechnology)	316	51,852
Mohawk Industries, Inc.* (Household Durables)	47	6,039
Molina Healthcare, Inc.* (Health Care Providers & Services)	54	17,697
Molson Coors Beverage Co. - Class B (Beverages)	172	10,277
Mondelez International, Inc. - Class A (Food Products)	1,263	80,882
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	40	18,589
Monster Beverage Corp.* (Beverages)	344	34,269
Moody's Corp. (Capital Markets)	147	45,607
Morgan Stanley (Capital Markets)	1,279	107,820
Motorola Solutions, Inc. (Communications Equipment)	153	36,504
MSCI, Inc. - Class A (Capital Markets)	74	35,619
Nasdaq, Inc. (Capital Markets)	105	18,995

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	203	$14,480
Netflix, Inc.* (Entertainment)	406	91,309
Newell Brands, Inc. (Household Durables)	336	6,791
Newmont Corp. (Metals & Mining)	725	32,828
News Corp. - Class A (Media)	355	6,085
News Corp. - Class B (Media)	110	1,901
NextEra Energy, Inc. (Electric Utilities)	1,793	151,491
Nielsen Holdings PLC (Professional Services)	328	7,856
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,158	133,077
NiSource, Inc. (Multi-Utilities)	371	11,278
Nordson Corp. (Machinery)	49	11,319
Norfolk Southern Corp. (Road & Rail)	218	54,755
Northern Trust Corp. (Capital Markets)	190	18,958
Northrop Grumman Corp. (Aerospace & Defense)	133	63,694
NortonLifelock, Inc. (Software)	531	13,025
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	383	4,653
NRG Energy, Inc. (Electric Utilities)	217	8,192
Nucor Corp. (Metals & Mining)	243	32,999
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,288	415,570
NVR, Inc.* (Household Durables)	3	13,179
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	240	44,131
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	814	53,521
Old Dominion Freight Line, Inc. (Road & Rail)	84	25,495
Omnicom Group, Inc. (Media)	188	13,130
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	397	26,512
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	409	24,434
Oracle Corp. (Software)	1,437	111,856
O'Reilly Automotive, Inc.* (Specialty Retail)	60	42,215
Organon & Co. (Pharmaceuticals)	232	7,359
Otis Worldwide Corp. (Machinery)	386	30,174
PACCAR, Inc. (Machinery)	317	29,012
Packaging Corp. of America (Containers & Packaging)	86	12,092
Paramount Global - Class B (Media)	555	13,126
Parker-Hannifin Corp. (Machinery)	117	33,824
Paychex, Inc. (IT Services)	294	37,714
Paycom Software, Inc.* (Software)	44	14,542
PayPal Holdings, Inc.* (IT Services)	1,058	91,549
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	149	5,148
Pentair PLC (Machinery)	151	7,382
PepsiCo, Inc. (Beverages)	1,264	221,149
PerkinElmer, Inc. (Life Sciences Tools & Services)	115	17,615
Pfizer, Inc. (Pharmaceuticals)	5,122	258,712
Philip Morris International, Inc. (Tobacco)	1,416	137,565
Phillips 66 (Oil, Gas & Consumable Fuels)	439	39,071
Pinnacle West Capital Corp. (Electric Utilities)	103	7,567
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	205	48,575
Pool Corp. (Distributors)	37	13,235
PPG Industries, Inc. (Chemicals)	216	27,927
PPL Corp. (Electric Utilities)	672	19,542
Principal Financial Group, Inc. (Insurance)	215	14,392
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	676	89,610
Prudential Financial, Inc. (Insurance)	342	34,197
PTC, Inc.* (Software)	96	11,844
Public Service Enterprise Group, Inc. (Multi-Utilities)	456	29,946
Public Storage (Equity Real Estate Investment Trusts (REITs))	139	45,371
PulteGroup, Inc. (Household Durables)	217	9,466
PVH Corp. (Textiles, Apparel & Luxury Goods)	62	3,839
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	99	10,303
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,022	148,251
Quanta Services, Inc. (Construction & Engineering)	131	18,174
Quest Diagnostics, Inc. (Health Care Providers & Services)	107	14,613
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	42	4,142
Raymond James Financial, Inc. (Capital Markets)	178	17,528
Raytheon Technologies Corp. (Aerospace & Defense)	1,358	126,579
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	549	40,621
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	142	9,149
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	99	57,587
Regions Financial Corp. (Banks)	853	18,067
Republic Services, Inc. (Commercial Services & Supplies)	190	26,345
ResMed, Inc. (Health Care Equipment & Supplies)	134	32,230
Robert Half International, Inc. (Professional Services)	101	7,993
Rockwell Automation, Inc. (Electrical Equipment)	106	27,060
Rollins, Inc. (Commercial Services & Supplies)	207	7,984
Roper Technologies, Inc. (Industrial Conglomerates)	97	42,357
Ross Stores, Inc. (Specialty Retail)	321	26,084
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	205	7,936
S&P Global, Inc. (Capital Markets)	317	119,487
Salesforce, Inc.* (Software)	908	167,090
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	98	32,907

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Schlumberger, Ltd. (Energy Equipment & Services)	1,290	$47,769
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	180	14,396
Sealed Air Corp. (Containers & Packaging)	134	8,190
Sempra Energy (Multi-Utilities)	287	47,585
ServiceNow, Inc.* (Software)	183	81,739
Signature Bank (Banks)	57	10,577
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	300	32,592
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	147	16,005
Snap-on, Inc. (Machinery)	49	10,978
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	51	18,367
Southwest Airlines Co.* (Airlines)	541	20,622
Stanley Black & Decker, Inc. (Machinery)	138	13,432
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,047	88,764
State Street Corp. (Capital Markets)	336	23,869
STERIS PLC (Health Care Equipment & Supplies)	92	20,760
Stryker Corp. (Health Care Equipment & Supplies)	307	65,928
SVB Financial Group* (Banks)	54	21,792
Synchrony Financial (Consumer Finance)	458	15,334
Synopsys, Inc.* (Software)	140	51,450
Sysco Corp. (Food & Staples Retailing)	466	39,563
T. Rowe Price Group, Inc. (Capital Markets)	208	25,682
Take-Two Interactive Software, Inc.* (Entertainment)	144	19,113
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	230	7,735
Target Corp. (Multiline Retail)	423	69,110
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	294	39,317
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	43	16,830
Teleflex, Inc. (Health Care Equipment & Supplies)	43	10,340
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	146	14,730
Tesla, Inc.* (Automobiles)	767	683,742
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	842	150,625
Textron, Inc. (Aerospace & Defense)	197	12,931
The AES Corp. (Independent Power and Renewable Electricity Producers)	610	13,554
The Allstate Corp. (Insurance)	251	29,359
The Bank of New York Mellon Corp. (Capital Markets)	679	29,509
The Boeing Co.* (Aerospace & Defense)	508	80,929
The Charles Schwab Corp. (Capital Markets)	1,376	95,013
The Clorox Co. (Household Products)	112	15,886
The Coca-Cola Co. (Beverages)	3,565	228,767
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	45	14,715
The Estee Lauder Co., Inc. (Personal Products)	212	57,897
The Goldman Sachs Group, Inc. (Capital Markets)	314	104,684
The Hershey Co. (Food Products)	133	30,319
The Home Depot, Inc. (Specialty Retail)	943	283,787
The Interpublic Group of Cos., Inc. (Media)	359	10,723
The JM Smucker Co. - Class A (Food Products)	99	13,100
The Kraft Heinz Co. (Food Products)	649	23,903
The Kroger Co. (Food & Staples Retailing)	599	27,818
The Mosaic Co. (Chemicals)	331	17,430
The PNC Financial Services Group, Inc. (Banks)	378	62,725
The Procter & Gamble Co. (Household Products)	2,190	304,213
The Progressive Corp. (Insurance)	534	61,442
The Sherwin-Williams Co. (Chemicals)	219	52,984
The Southern Co. (Electric Utilities)	970	74,583
The TJX Cos., Inc. (Specialty Retail)	1,072	65,564
The Travelers Cos., Inc. (Insurance)	219	34,755
The Walt Disney Co.* (Entertainment)	1,664	176,551
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,113	37,942
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	357	213,632
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	538	76,966
Tractor Supply Co. (Specialty Retail)	102	19,531
Trane Technologies PLC (Building Products)	214	31,456
TransDigm Group, Inc.* (Aerospace & Defense)	48	29,872
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	228	15,830
Truist Financial Corp. (Banks)	1,215	61,321
Twitter, Inc.* (Interactive Media & Services)	697	29,002
Tyler Technologies, Inc.* (Software)	38	15,162
Tyson Foods, Inc. - Class A (Food Products)	266	23,411
U.S. Bancorp (Banks)	1,235	58,292
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	273	13,213
Ulta Beauty, Inc.* (Specialty Retail)	48	18,668
Union Pacific Corp. (Road & Rail)	573	130,243
United Airlines Holdings , Inc.* (Airlines)	298	10,952
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	671	130,771
United Rentals, Inc.* (Trading Companies & Distributors)	65	20,974
UnitedHealth Group, Inc. (Health Care Providers & Services)	857	464,786
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	61	6,861
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	373	41,317
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	365	19,630
VeriSign, Inc.* (IT Services)	87	16,457

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Verisk Analytics, Inc. (Professional Services)	144	$27,396
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,834	177,092
Vertex Pharmaceuticals, Inc.* (Biotechnology)	233	65,336
VF Corp. (Textiles, Apparel & Luxury Goods)	295	13,181
Viatris, Inc. (Pharmaceuticals)	1,110	10,756
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	880	30,087
Visa, Inc. - Class A (IT Services)	1,502	318,590
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	145	4,407
Vulcan Materials Co. (Construction Materials)	121	20,005
W.R. Berkley Corp. (Insurance)	191	11,943
W.W. Grainger, Inc. (Trading Companies & Distributors)	39	21,198
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	655	25,951
Walmart, Inc. (Food & Staples Retailing)	1,282	169,288
Warner Bros Discovery, Inc.* (Entertainment)	2,019	30,285
Waste Management, Inc. (Commercial Services & Supplies)	349	57,431
Waters Corp.* (Life Sciences Tools & Services)	55	20,022
WEC Energy Group, Inc. (Multi-Utilities)	288	29,897
Wells Fargo & Co. (Banks)	3,465	152,010
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	414	35,745
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	68	23,362
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	286	14,043
Westinghouse Air Brake Technologies Corp. (Machinery)	167	15,609
WestRock Co. (Containers & Packaging)	233	9,870
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	680	24,698
Whirlpool Corp. (Household Durables)	51	8,816
Willis Towers Watson PLC (Insurance)	102	21,108
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	96	6,094
Xcel Energy, Inc. (Electric Utilities)	497	36,370
Xylem, Inc. (Machinery)	164	15,093
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	261	31,983
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	48	17,169
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	191	21,084
Zions Bancorp (Banks)	138	7,528
Zoetis, Inc. (Pharmaceuticals)	430	78,497
TOTAL COMMON STOCKS
(Cost $12,002,441)		31,797,757

Repurchase Agreements(a)(b) (25.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%-2.20%, dated 7/29/22, due 8/1/22, total to be received $11,194,032	$11,192,000	$11,192,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,192,000)		11,192,000
TOTAL INVESTMENT SECURITIES
(Cost $23,194,441) - 98.1%		42,989,757
Net other assets (liabilities) - 1.9%		846,947

NET ASSETS - 100.0%		$43,836,704

†	Number of shares is less than 0.50.

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $1,425,000.

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	9/19/22	$1,653,400	$89,558

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/29/22	2.93%	$4,155,072	$100,180
S&P 500	UBS AG	8/29/22	2.83%	6,137,611	163,009
				$10,292,683	$263,189

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Bull ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$514,471	1.2%
Air Freight & Logistics	210,682	0.5%
Airlines	63,405	0.1%
Auto Components	34,331	0.1%
Automobiles	785,071	1.8%
Banks	1,149,318	2.6%
Beverages	569,629	1.3%
Biotechnology	637,759	1.5%
Building Products	133,312	0.3%
Capital Markets	923,157	2.1%
Chemicals	556,630	1.3%
Commercial Services & Supplies	150,354	0.3%
Communications Equipment	250,047	0.6%
Construction & Engineering	18,174	NM
Construction Materials	40,073	0.1%
Consumer Finance	166,509	0.4%
Containers & Packaging	98,186	0.2%
Distributors	46,007	0.1%
Diversified Financial Services	496,591	1.1%
Diversified Telecommunication Services	309,208	0.7%
Electric Utilities	605,199	1.4%
Electrical Equipment	171,750	0.4%
Electronic Equipment, Instruments & Components	206,090	0.5%
Energy Equipment & Services	93,822	0.2%
Entertainment	419,817	1.0%
Equity Real Estate Investment Trusts (REITs)	896,839	2.0%
Food & Staples Retailing	481,847	1.1%
Food Products	339,692	0.8%
Gas Utilities	15,417	NM
Health Care Equipment & Supplies	1,039,901	2.4%
Health Care Providers & Services	1,069,996	2.4%
Hotels, Restaurants & Leisure	588,567	1.3%
Household Durables	100,782	0.2%
Household Products	440,534	1.0%
Independent Power and Renewable Electricity Producers	13,554	NM
Industrial Conglomerates	310,688	0.7%
Insurance	645,549	1.5%
Interactive Media & Services	1,609,394	3.7%
Internet & Direct Marketing Retail	1,114,911	2.5%
IT Services	1,400,987	3.2%
Leisure Products	9,446	NM
Life Sciences Tools & Services	425,568	1.0%
Machinery	504,905	1.1%
Media	261,379	0.6%
Metals & Mining	107,631	0.2%
Multiline Retail	155,096	0.4%
Multi-Utilities	293,091	0.7%
Oil, Gas & Consumable Fuels	1,296,759	3.0%
Personal Products	57,897	0.1%
Pharmaceuticals	1,380,773	3.1%
Professional Services	96,082	0.2%
Real Estate Management & Development	25,515	0.1%
Road & Rail	288,909	0.7%
Semiconductors & Semiconductor Equipment	1,754,921	4.0%
Software	2,846,980	6.5%
Specialty Retail	657,472	1.5%
Technology Hardware, Storage & Peripherals	2,373,096	5.4%
Textiles, Apparel & Luxury Goods	161,974	0.4%
Tobacco	210,109	0.5%
Trading Companies & Distributors	69,135	0.2%
Water Utilities	25,803	0.1%
Wireless Telecommunication Services	76,966	0.2%
Other **	12,038,947	27.4%
Total	$43,836,704	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (64.8%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	21	$209
1Life Healthcare, Inc.* (Health Care Providers & Services)	139	2,355
1st Source Corp. (Banks)	12	579
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	18	117
22nd Century Group, Inc.* (Tobacco)	125	210
23andMe Holding Co.* - Class A (Life Sciences Tools & Services)	132	367
2seventy bio, Inc.* (Biotechnology)	29	417
2U, Inc.* (Diversified Consumer Services)	57	558
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	98	1,121
4D Molecular Therapeutics, Inc.* (Biotechnology)	23	216
5E Advanced Materials, Inc.* (Metals & Mining)	25	407
8x8, Inc.* (Software)	85	416
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	17	383
A10 Networks, Inc. (Software)	51	760
Aadi Bioscience, Inc.* (Pharmaceuticals)	11	136
AAON, Inc. (Building Products)	34	2,046
AAR Corp.* (Aerospace & Defense)	26	1,158
Aaron's Co., Inc. (The) (Specialty Retail)	23	299
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	159	1,595
Abercrombie & Fitch Co.* (Specialty Retail)	38	677
ABM Industries, Inc. (Commercial Services & Supplies)	52	2,331
Absci Corp.* (Life Sciences Tools & Services)	41	135
Academy Sports & Outdoors, Inc. (Leisure Products)	65	2,796
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	93	1,366
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	72	1,233
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	45	543
ACCO Brands Corp. (Commercial Services & Supplies)	73	523
Accolade, Inc.* (Health Care Technology)	45	416
ACI Worldwide, Inc.* (Software)	88	2,511
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	46	709
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	37	625
ACNB Corp. (Banks)	7	230
Acushnet Holdings Corp. (Leisure Products)	26	1,267
ACV Auctions, Inc.* - Class A (Software)	87	643
Adagio Therapeutics, Inc.* (Biotechnology)	40	141
AdaptHealth Corp.* (Health Care Providers & Services)	56	1,238
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	86	788
Addus HomeCare Corp.* (Health Care Providers & Services)	12	1,114
Adicet Bio, Inc.* (Pharmaceuticals)	22	372
Adient PLC* (Auto Components)	73	2,466
ADMA Biologics, Inc.* (Biotechnology)	143	306
Adtalem Global Education, Inc.* (Diversified Consumer Services)	35	1,404
AdTheorent Holding Co., Inc.* (Media)	12	34
ADTRAN Holdings, Inc. (Communications Equipment)	54	1,301
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	29	2,595
AdvanSix, Inc. (Chemicals)	21	825
Advantage Solutions, Inc.* (Media)	64	284
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	22	162
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	36	252
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	61	2,665
Aerovate Therapeutics, Inc.* (Biotechnology)	7	156
AeroVironment, Inc.* (Aerospace & Defense)	18	1,560
AerSale Corp.* (Aerospace & Defense)	12	210
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	75	265
AEye, Inc.* (Electronic Equipment, Instruments & Components)	20	45
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts (REITs))	12	197
Affimed N.V.* (Biotechnology)	109	308
Agenus, Inc.* (Biotechnology)	208	537
Agiliti, Inc.* (Health Care Providers & Services)	21	460
Agilysys, Inc.* (Software)	15	725
Agios Pharmaceuticals, Inc.* (Biotechnology)	42	906
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	57	4,537
Air Transport Services Group, Inc.* (Air Freight & Logistics)	45	1,410
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	10	78
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	9	17
Akero Therapeutics, Inc.* (Biotechnology)	22	225
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	40	171
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	12	169
Alamo Group, Inc. (Machinery)	8	1,035
Alarm.com Holdings, Inc.* (Software)	37	2,618
Albany International Corp. - Class A (Machinery)	24	2,190
Albireo Pharma, Inc.* (Biotechnology)	13	270
Alector, Inc.* (Biotechnology)	48	491
Alerus Financial Corp. (Diversified Financial Services)	12	296
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	57	1,135
Alexander's, Inc. (Equity Real Estate Investment Trusts (REITs))	2	487

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Alico, Inc. (Food Products)	5	$182
Alight, Inc.* - Class A (Professional Services)	261	1,968
Alignment Healthcare, Inc.* (Health Care Providers & Services)	65	954
Alkami Technology, Inc.* (Software)	28	390
Alkermes PLC* (Biotechnology)	126	3,226
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	73	375
Allegheny Technologies, Inc.* (Metals & Mining)	96	2,389
Allegiance Bancshares, Inc. (Banks)	15	661
Allegiant Travel Co.* (Airlines)	12	1,384
ALLETE, Inc. (Electric Utilities)	44	2,731
Allied Motion Technologies, Inc. (Electrical Equipment)	10	269
Allogene Therapeutics, Inc.*(a) (Biotechnology)	61	792
Allovir, Inc.* (Biotechnology)	24	110
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	88	1,392
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	17	714
Alpha Metallurgical Resources, Inc. (Metals & Mining)	14	1,915
Alpha Teknova, Inc.* (Biotechnology)	5	32
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	54	407
Alpine Immune Sciences, Inc.* (Biotechnology)	12	95
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	16	180
Altair Engineering, Inc.* - Class A (Software)	40	2,356
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	56	241
Altra Industrial Motion Corp. (Machinery)	50	2,087
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	32	251
ALX Oncology Holdings, Inc.* (Biotechnology)	17	165
Amalgamated Financial Corp. (Banks)	11	254
A-Mark Precious Metals, Inc. (Diversified Financial Services)	14	424
Ambac Financial Group, Inc.* (Insurance)	35	412
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	28	2,423
AMC Networks, Inc.* - Class A (Media)	23	702
Amerant Bancorp, Inc. (Banks)	22	601
Ameresco, Inc.* - Class A (Construction & Engineering)	24	1,373
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	38	1,149
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	87	775
American Eagle Outfitters, Inc. (Specialty Retail)	119	1,433
American Equity Investment Life Holding Co. (Insurance)	60	2,254
American National Bankshares, Inc. (Banks)	8	290
American Public Education, Inc.* (Diversified Consumer Services)	14	220
American Realty Investors, Inc.* (Real Estate Management & Development)	1	15
American Software, Inc. - Class A (Software)	24	429
American States Water Co. (Water Utilities)	28	2,441
American Vanguard Corp. (Chemicals)	22	515
American Well Corp.* - Class A (Health Care Technology)	177	690
American Woodmark Corp.* (Building Products)	13	653
America's Car-Mart, Inc.* (Specialty Retail)	5	518
Ameris Bancorp (Banks)	51	2,412
AMERISAFE, Inc. (Insurance)	15	683
Amicus Therapeutics, Inc.* (Biotechnology)	212	2,112
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	78	1,573
AMMO, Inc.* (Leisure Products)	67	327
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	34	3,822
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	79	280
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	29	1,084
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	27	185
Amplitude, Inc.* - Class A (Software)	43	636
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	9	243
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	152	271
AN2 Therapeutics, Inc.* (Pharmaceuticals)	4	34
AnaptysBio, Inc.* (Biotechnology)	16	335
Anavex Life Sciences Corp.* (Biotechnology)	53	544
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts (REITs))	9	127
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	29	658
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	10	343
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	11	257
Anterix, Inc.* (Diversified Telecommunication Services)	9	400
Apartment Investment and Management Co.* (Equity Real Estate Investment Trusts (REITs))	115	957
Apellis Pharmaceuticals, Inc.* (Biotechnology)	70	3,940
API Group Corp.* (Construction & Engineering)	159	2,816
Apogee Enterprises, Inc. (Building Products)	17	707
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	108	1,380
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	30	1,591
Appfolio, Inc.* (Software)	15	1,527
AppHarvest, Inc.*(a) (Food Products)	55	211

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Appian Corp.* (Software)	31	$1,504
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	166	2,769
Applied Blockchain, Inc.* (Software)	6	13
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	29	2,917
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	120	1,994
Arbutus Biopharma Corp.* (Biotechnology)	83	192
ArcBest Corp. (Road & Rail)	19	1,683
Arcellx, Inc.* (Biotechnology)	8	166
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	12	1,550
Archaea Energy, Inc.* (Oil, Gas & Consumable Fuels)	46	753
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	96	388
Archrock, Inc. (Energy Equipment & Services)	104	878
Arconic Corp.* (Metals & Mining)	81	2,447
Arcosa, Inc. (Construction & Engineering)	37	1,908
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	18	316
Arcus Biosciences, Inc.* (Biotechnology)	40	1,064
Arcutis Biotherapeutics, Inc.* (Biotechnology)	27	655
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	27	220
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	34	466
Argan, Inc. (Construction & Engineering)	11	409
Argo Group International Holdings, Ltd. (Insurance)	24	787
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	17	360
Arko Corp. (Specialty Retail)	65	593
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	65	457
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	52	737
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	79	622
Array Technologies, Inc.* (Electrical Equipment)	116	1,955
Arrow Financial Corp. (Banks)	11	369
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	79	3,360
Arteris, Inc.* (Software)	13	105
Artesian Resources Corp. - Class A (Water Utilities)	6	309
Artisan Partners Asset Management, Inc. (Capital Markets)	46	1,829
Artivion, Inc.* (Health Care Equipment & Supplies)	30	588
Arvinas, Inc.* (Pharmaceuticals)	37	1,965
Asana, Inc.* - Class A (Software)	57	1,101
Asbury Automotive Group, Inc.* (Specialty Retail)	17	2,918
ASGN, Inc.* (Professional Services)	39	4,046
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	26	227
Aspen Aerogels, Inc.* (Energy Equipment & Services)	21	275
Assetmark Financial Holdings, Inc.* (Capital Markets)	17	323
Associated Banc-Corp. (Banks)	115	2,312
Associated Capital Group, Inc. - Class A (Capital Markets)	1	41
Astec Industries, Inc. (Machinery)	18	884
Astra Space, Inc.* (Aerospace & Defense)	111	159
Astronics Corp.* (Aerospace & Defense)	19	213
Atara Biotherapeutics, Inc.* (Biotechnology)	71	215
Atea Pharmaceuticals, Inc.* (Biotechnology)	59	484
Aterian, Inc.* (Household Durables)	47	107
Athira Pharma, Inc.* (Pharmaceuticals)	26	90
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	58	61
Atkore, Inc.* (Electrical Equipment)	33	3,275
Atlantic Union Bankshares (Banks)	58	2,006
Atlanticus Holdings Corp.* (Consumer Finance)	3	116
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	22	1,666
Atlas Technical Consultants, Inc.* (Professional Services)	14	98
ATN International, Inc. (Diversified Telecommunication Services)	8	368
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	16	187
AtriCure, Inc.* (Health Care Equipment & Supplies)	35	1,729
Atrion Corp. (Health Care Equipment & Supplies)	1	676
Aura Biosciences, Inc.* (Biotechnology)	14	200
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	103	843
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	36	1,021
Avaya Holdings Corp.* - Class C (Software)	64	58
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	34	72
AvePoint, Inc.* (Software)	99	498
Aviat Networks, Inc.* (Communications Equipment)	8	235
Avid Bioservices, Inc.* (Biotechnology)	47	924
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	28	786
Avidity Biosciences, Inc.* (Biotechnology)	38	619
AvidXchange Holdings, Inc.* (Software)	113	816
Avient Corp. (Chemicals)	70	3,021
Avista Corp. (Multi-Utilities)	56	2,367
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	25	1,758
AxoGen, Inc.* (Health Care Equipment & Supplies)	31	289
Axonics, Inc.* (Health Care Equipment & Supplies)	36	2,335
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	44	1,837

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Axsome Therapeutics, Inc.* (Pharmaceuticals)	22	$849
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	31	272
AZZ, Inc. (Electrical Equipment)	19	808
B Riley Financial, Inc. (Capital Markets)	16	825
B&G Foods, Inc.(a) (Food Products)	52	1,285
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	46	366
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	84	85
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	23	2,212
Bakkt Holdings, Inc.* (Capital Markets)	44	124
Balchem Corp. (Chemicals)	25	3,395
Bally's Corp.* (Hotels, Restaurants & Leisure)	31	681
Banc of California, Inc. (Banks)	42	735
BancFirst Corp. (Banks)	15	1,611
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	21	291
Bandwidth, Inc.* (Diversified Telecommunication Services)	18	299
Bank First Corp. (Banks)	5	385
Bank of Marin Bancorp (Banks)	12	393
BankUnited, Inc. (Banks)	63	2,448
Bankwell Financial Group, Inc. (Banks)	4	131
Banner Corp. (Banks)	26	1,612
Bar Harbor Bankshares (Banks)	11	319
BARK, Inc.* (Internet & Direct Marketing Retail)	40	57
Barnes Group, Inc. (Machinery)	38	1,285
Barrett Business Services, Inc. (Professional Services)	6	490
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	2	21
BayCom Corp. (Banks)	10	196
BCB Bancorp, Inc. (Banks)	11	212
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	42	2,521
Beam Therapeutics, Inc.* (Biotechnology)	49	3,086
Beazer Homes USA, Inc.* (Household Durables)	23	339
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	61	307
Belden, Inc. (Electronic Equipment, Instruments & Components)	34	2,200
BellRing Brands, Inc.* (Personal Products)	90	2,172
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	27	691
Benefitfocus, Inc.* (Software)	20	169
Benson Hill, Inc.* (Software)	132	429
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	43	193
Berkshire Grey, Inc.* (Machinery)	38	67
Berkshire Hills Bancorp, Inc. (Banks)	36	1,014
Berry Corp. (Oil, Gas & Consumable Fuels)	62	529
Beyond Meat, Inc.*(a) (Food Products)	47	1,504
BGC Partners, Inc. - Class A (Capital Markets)	246	898
Big 5 Sporting Goods Corp. (Specialty Retail)	17	219
Big Lots, Inc. (Multiline Retail)	22	444
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	49	767
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	120
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	143	1,576
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	48	7,009
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	26	501
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	225	419
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	24	204
Bioxcel Therapeutics, Inc.* (Biotechnology)	15	232
Bird Global, Inc.* - Class A (Road & Rail)	132	71
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	17	399
Black Hills Corp. (Multi-Utilities)	50	3,860
Blackbaud, Inc.* (Software)	36	2,208
Blackline, Inc.* (Software)	43	2,718
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	131	4,057
Blade Air Mobility, Inc.*(a) (Airlines)	43	239
Blend Labs, Inc.* - Class A (Software)	142	375
Blink Charging Co.*(a) (Electrical Equipment)	28	593
Bloom Energy Corp.* (Electrical Equipment)	125	2,528
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	68	1,387
Blucora, Inc.* (Capital Markets)	36	720
Blue Bird Corp.* (Machinery)	13	145
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	20	235
Blue Ridge Bankshares, Inc. (Banks)	13	194
Bluebird Bio, Inc.* (Biotechnology)	55	223
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	10	263
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	7	560
Blueprint Medicines Corp.* (Biotechnology)	46	2,349
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	22	578
Boise Cascade Co. (Trading Companies & Distributors)	30	2,121
Boot Barn Holdings, Inc.* (Specialty Retail)	23	1,433
Borr Drilling, Ltd.* (Energy Equipment & Services)	103	396
Boston Omaha Corp.* - Class A (Media)	16	390
Bowlero Corp.* (Hotels, Restaurants & Leisure)	30	343
Box, Inc.* - Class A (Software)	99	2,816
Boxed, Inc.* (Internet & Direct Marketing Retail)	9	17

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Brady Corp. - Class A (Commercial Services & Supplies)	36	$1,723
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	53	275
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	131	1,225
BRC, Inc.* - Class A (Food Products)	20	188
Bread Financial Holdings, Inc. (IT Services)	39	1,545
Bridgebio Pharma, Inc.* (Biotechnology)	81	701
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	16	280
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	39	1,035
Bright Health Group, Inc.* (Insurance)	149	250
Brightcove, Inc.* (IT Services)	32	190
Brightsphere Investment Group, Inc. (Capital Markets)	25	473
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	73	645
BrightView Holdings, Inc.* (Commercial Services & Supplies)	34	447
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	33	916
Bristow Group, Inc.* (Energy Equipment & Services)	18	464
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	100	759
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	130	2,947
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	143	689
Brookfield Business Corp. - Class A (Industrial Conglomerates)	20	457
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	75	3,436
Brookline Bancorp, Inc. (Banks)	58	802
BRP Group, Inc.* - Class A (Insurance)	45	1,241
BRT Apartments Corp. (Equity Real Estate Investment Trusts (REITs))	9	207
BTRS Holdings, Inc.* (Software)	77	497
Build-A-Bear Workshop, Inc. (Specialty Retail)	11	176
Bumble, Inc.* - Class A (Interactive Media & Services)	66	2,503
Business First Bancshares, Inc. (Banks)	16	376
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	102	443
Byline Bancorp, Inc. (Banks)	19	465
C3.ai, Inc.* - Class A (Software)	53	976
C4 Therapeutics, Inc.* (Biotechnology)	32	308
Cabot Corp. (Chemicals)	43	3,193
Cactus, Inc. - Class A (Energy Equipment & Services)	45	1,872
Cadence Bank (Banks)	141	3,680
Cadre Holdings, Inc. (Aerospace & Defense)	13	307
Caesarstone, Ltd. (Building Products)	17	153
Calavo Growers, Inc. (Food Products)	13	524
Caleres, Inc. (Specialty Retail)	28	695
California Resources Corp. (Oil, Gas & Consumable Fuels)	60	2,692
California Water Service Group (Water Utilities)	41	2,464
Calix, Inc.* (Communications Equipment)	44	2,510
Callaway Golf Co.* (Leisure Products)	108	2,479
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	38	1,750
Cal-Maine Foods, Inc. (Food Products)	29	1,482
Cambium Networks Corp.* (Communications Equipment)	9	170
Cambridge Bancorp (Banks)	5	416
Camden National Corp. (Banks)	11	503
Camping World Holdings, Inc.(a) - Class A (Specialty Retail)	30	811
Cannae Holdings, Inc.* (Diversified Financial Services)	58	1,224
Cano Health, Inc.* (Health Care Providers & Services)	125	761
Canoo, Inc.*(a) (Automobiles)	89	308
Cantaloupe, Inc.* (IT Services)	45	273
Capital Bancorp, Inc. (Banks)	7	175
Capital City Bank Group, Inc. (Banks)	10	324
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	100	959
Capstar Financial Holdings, Inc. (Banks)	16	336
Cara Therapeutics, Inc.* (Biotechnology)	34	297
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	31	478
Cardlytics, Inc.* (Media)	25	345
CareDx, Inc.* (Biotechnology)	39	928
CareMax, Inc.* (Health Care Providers & Services)	46	329
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	74	1,528
Cargurus, Inc.* (Interactive Media & Services)	79	1,919
Caribou Biosciences, Inc.* (Biotechnology)	42	341
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	39	311
Carpenter Technology Corp. (Metals & Mining)	37	1,189
Carriage Services, Inc. (Diversified Consumer Services)	10	363
Cars.com, Inc.* (Interactive Media & Services)	53	623
Carter Bankshares, Inc.* (Banks)	19	265
Casa Systems, Inc.* (Communications Equipment)	27	119
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	38	3,075
Cass Information Systems, Inc. (IT Services)	10	365
Cassava Sciences, Inc.* (Pharmaceuticals)	29	474
Castle Biosciences, Inc.* (Biotechnology)	18	503
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	74	758
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	38	427
Cathay General Bancorp (Banks)	55	2,294
Cavco Industries, Inc.* (Household Durables)	7	1,805

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
CBIZ, Inc.* (Professional Services)	38	$1,734
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	20	616
CBTX, Inc. (Banks)	14	433
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	8	232
Celldex Therapeutics, Inc.* (Biotechnology)	35	1,075
Celsius Holdings, Inc.* (Beverages)	42	3,735
Celularity, Inc.* (Biotechnology)	12	36
Cenntro Electric Group, Ltd.*(a) (Automobiles)	142	213
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	158	1,052
Centerspace (Equity Real Estate Investment Trusts (REITs))	12	1,031
Central Garden & Pet Co.* (Household Products)	8	347
Central Garden & Pet Co.* - Class A (Household Products)	31	1,265
Central Pacific Financial Corp. (Banks)	21	497
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	8	265
Century Aluminum Co.* (Metals & Mining)	40	316
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	21	177
Century Communities, Inc. (Household Durables)	23	1,177
Century Therapeutics, Inc.* (Biotechnology)	15	159
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	6	9
Cerberus Cyber Sentinel Corp.* (IT Services)	35	112
Cerence, Inc.* (Software)	30	845
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	42	1,104
Cerus Corp.* (Health Care Equipment & Supplies)	133	718
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	18	670
ChampionX Corp. (Energy Equipment & Services)	157	3,280
ChannelAdvisor Corp.* (Software)	23	339
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	83	252
Chart Industries, Inc.* (Machinery)	28	5,463
Chase Corp. (Chemicals)	6	546
Chatham Lodging Trust* (Equity Real Estate Investment Trusts (REITs))	37	450
Chegg, Inc.* (Diversified Consumer Services)	96	2,045
ChemoCentryx, Inc.* (Biotechnology)	49	1,157
Chesapeake Utilities Corp. (Gas Utilities)	13	1,783
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5	71
Chico's FAS, Inc.* (Specialty Retail)	94	472
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	183	1,916
Chimerix, Inc.* (Biotechnology)	65	142
Chinook Therapeutics, Inc.* (Biotechnology)	34	629
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	15	333
Cimpress PLC* (Commercial Services & Supplies)	14	563
CinCor Pharma, Inc.* (Pharmaceuticals)	10	226
Cinemark Holdings, Inc.* (Entertainment)	84	1,540
Cipher Mining, Inc.* (Software)	30	52
CIRCOR International, Inc.* (Machinery)	14	244
Citi Trends, Inc.* (Specialty Retail)	6	147
Citizens & Northern Corp. (Banks)	12	293
City Holding Co. (Banks)	11	955
City Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	33	465
Civista Bancshares, Inc. (Banks)	11	238
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	57	3,361
Claros Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	71	1,360
Clarus Corp. (Leisure Products)	22	454
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	130	842
Cleanspark, Inc.* (Software)	31	124
Clear Channel Outdoor Holdings, Inc.* (Media)	281	436
Clear Secure, Inc.* - Class A (Software)	48	1,215
Clearfield, Inc.* (Communications Equipment)	9	887
Clearwater Paper Corp.* (Paper & Forest Products)	13	464
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	27	932
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	63	2,365
Clipper Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	9	81
Clover Health Investments Corp.* (Health Care Providers & Services)	294	823
CNB Financial Corp. (Banks)	12	310
CNO Financial Group, Inc. (Insurance)	89	1,669
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	148	2,556
Coastal Financial Corp.* (Banks)	8	330
Coca-Cola Consolidated, Inc. (Beverages)	4	2,052
Codexis, Inc.* (Life Sciences Tools & Services)	47	322
Coeur Mining, Inc.* (Metals & Mining)	214	687
Cogent Biosciences, Inc.* (Biotechnology)	34	377
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	33	2,106
Cohen & Steers, Inc. (Capital Markets)	20	1,474
Coherus Biosciences, Inc.* (Biotechnology)	57	483
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	37	1,057
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	26	447
Colony Bankcorp, Inc. (Banks)	13	189
Columbia Banking System, Inc. (Banks)	61	1,840

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	27	$549
Columbus McKinnon Corp. (Machinery)	22	728
Comfort Systems USA, Inc. (Construction & Engineering)	27	2,852
Commercial Metals Co. (Metals & Mining)	93	3,686
CommScope Holding Co., Inc.* (Communications Equipment)	158	1,427
Community Bank System, Inc. (Banks)	41	2,761
Community Health Systems, Inc.* (Health Care Providers & Services)	96	286
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	18	701
Community Trust Bancorp, Inc. (Banks)	12	520
CommVault Systems, Inc.* (Software)	34	1,907
Compass Diversified Holdings (Diversified Financial Services)	47	1,134
Compass Minerals International, Inc. (Metals & Mining)	26	968
Compass, Inc.* - Class A (Real Estate Management & Development)	201	768
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	6	33
Computer Programs and Systems, Inc.* (Health Care Technology)	11	371
CompX International, Inc. (Commercial Services & Supplies)	1	23
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	71	1,131
Comtech Telecommunications Corp. (Communications Equipment)	20	232
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	20	131
Conduent, Inc.* (IT Services)	131	610
CONMED Corp. (Health Care Equipment & Supplies)	22	2,148
ConnectOne Bancorp, Inc. (Banks)	29	767
Conn's, Inc.* (Specialty Retail)	10	94
Consensus Cloud Solutions, Inc.* (Software)	12	648
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	26	1,594
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	57	376
Constellium SE* (Metals & Mining)	96	1,404
Construction Partners, Inc.* - Class A (Construction & Engineering)	31	737
Consumer Portfolio Services, Inc.* (Consumer Finance)	11	141
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	438	657
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	12	125
Corcept Therapeutics, Inc.* (Pharmaceuticals)	66	1,892
Core Scientific, Inc.* (IT Services)	168	422
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	93	1,002
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	87	2,449
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	29	409
CorVel Corp.* (Health Care Providers & Services)	7	1,154
Costamare, Inc. (Marine)	41	481
Couchbase, Inc.* (Software)	20	305
Coursera, Inc.* (Diversified Consumer Services)	87	1,208
Covenant Logistics Group, Inc. - Class A (Road & Rail)	9	301
Covetrus, Inc.* (Health Care Providers & Services)	81	1,682
Cowen, Inc. - Class A (Capital Markets)	20	701
CRA International, Inc. (Professional Services)	5	495
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	18	1,711
Crawford & Co. - Class A (Insurance)	13	94
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	18	289
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	25	365
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	40	768
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	47	3,367
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	28	738
CrossFirst Bankshares, Inc.* (Banks)	35	480
CryoPort, Inc.* (Health Care Equipment & Supplies)	34	1,265
Cryptyde, Inc.*(a) (Containers & Packaging)	14	16
CS Disco, Inc.* (Software)	17	417
CSG Systems International, Inc. (IT Services)	25	1,631
CSW Industrials, Inc. (Building Products)	12	1,434
CTI BioPharma Corp.* (Biotechnology)	71	464
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts (REITs))	12	254
CTS Corp. (Electronic Equipment, Instruments & Components)	24	976
Cue Health, Inc.* (Health Care Equipment & Supplies)	83	281
Cullinan Oncology, Inc.* (Biotechnology)	23	311
Cumulus Media, Inc.* - Class A (Media)	14	111
Curo Group Holdings Corp. (Consumer Finance)	17	122
Cushman & Wakefield PLC* (Real Estate Management & Development)	122	2,049
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	46	285
Customers Bancorp, Inc.* (Banks)	24	917
Cutera, Inc.* (Health Care Equipment & Supplies)	13	603
CVB Financial Corp. (Banks)	104	2,774
Cvent Holding Corp.* (Software)	65	406
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	23	771
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	6	244

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	88	$1,126
Cytokinetics, Inc.* (Biotechnology)	63	2,667
Cyxtera Technologies, Inc.* (IT Services)	33	402
Daily Journal Corp.* (Media)	1	270
Dakota Gold Corp.* (Metals & Mining)	39	174
Dana, Inc. (Auto Components)	99	1,659
Danimer Scientific, Inc.* (Chemicals)	70	323
Daseke, Inc.* (Road & Rail)	31	260
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	33	1,233
Day One Biopharmaceuticals, Inc.* (Biotechnology)	18	308
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	35	444
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	54	1,440
Deluxe Corp. (Commercial Services & Supplies)	33	830
Denali Therapeutics, Inc.* (Biotechnology)	76	2,586
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	39	2,804
Denny's Corp.* (Hotels, Restaurants & Leisure)	46	447
Design Therapeutics, Inc.* (Biotechnology)	26	510
Designer Brands, Inc. (Specialty Retail)	44	635
Desktop Metal, Inc.* - Class A (Machinery)	203	432
Destination XL Group, Inc.* (Specialty Retail)	46	190
DHI Group, Inc.* (Interactive Media & Services)	33	161
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	108	710
Diamond Hill Investment Group, Inc. (Capital Markets)	2	382
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	77	520
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts (REITs))	161	1,494
DICE Therapeutics, Inc.* (Pharmaceuticals)	22	379
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	56	181
Digi International, Inc.* (Communications Equipment)	26	741
Digimarc Corp.* (Software)	11	168
Digital Turbine, Inc.* (Software)	71	1,425
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	455	2,493
DigitalOcean Holdings, Inc.* (IT Services)	59	2,418
Dillard's, Inc. - Class A (Multiline Retail)	3	682
Dime Community Bancshares, Inc. (Banks)	26	886
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	12	856
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	34	2,767
Diversey Holdings, Ltd.* (Chemicals)	60	449
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	183	317
DMC Global, Inc.* (Energy Equipment & Services)	14	319
DocGo, Inc.* (Health Care Providers & Services)	62	479
Doma Holdings, Inc.* (Real Estate Management & Development)	105	78
Domo, Inc.* (Software)	23	644
Donegal Group, Inc. - Class A (Insurance)	12	170
Donnelley Financial Solutions, Inc.* (Capital Markets)	21	714
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	24	387
Dorman Products, Inc.* (Auto Components)	20	2,022
Douglas Dynamics, Inc. (Machinery)	17	542
Douglas Elliman, Inc. (Real Estate Management & Development)	58	348
Dream Finders Homes, Inc.* - Class A (Household Durables)	16	208
Dril-Quip, Inc.* (Energy Equipment & Services)	26	667
Duck Creek Technologies, Inc.* (Software)	59	814
Ducommun, Inc.* (Aerospace & Defense)	9	426
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	10	96
Duolingo, Inc.* (Diversified Consumer Services)	18	1,652
DXP Enterprises, Inc.* (Trading Companies & Distributors)	12	408
Dycom Industries, Inc.* (Construction & Engineering)	22	2,270
Dynavax Technologies Corp.* (Biotechnology)	91	1,309
Dyne Therapeutics, Inc.* (Biotechnology)	24	252
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	28	470
DZS, Inc.* (Communications Equipment)	13	244
E2open Parent Holdings, Inc.* (Software)	153	1,033
Eagle Bancorp, Inc. (Banks)	24	1,177
Eagle Bulk Shipping, Inc. (Marine)	11	582
Eagle Pharmaceuticals, Inc.* (Biotechnology)	8	318
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	33	468
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	70	1,419
Eastern Bankshares, Inc. (Banks)	124	2,530
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	44	242
Ebix, Inc. (Software)	20	473
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	27	534
Ecovyst, Inc. (Chemicals)	49	501
Edgewell Personal Care Co. (Personal Products)	41	1,631
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	23	222
Editas Medicine, Inc.* (Biotechnology)	53	843
eGain Corp.* (Software)	16	142
eHealth, Inc.* (Insurance)	19	141
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	32	278

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	15	$146
elf Beauty, Inc.* (Personal Products)	37	1,241
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	44	706
Embecta Corp.* (Health Care Equipment & Supplies)	44	1,295
EMCOR Group, Inc. (Construction & Engineering)	39	4,537
Emergent BioSolutions, Inc.* (Biotechnology)	39	1,351
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	5	55
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	106	904
Employers Holdings, Inc. (Insurance)	21	834
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	23	530
Enanta Pharmaceuticals, Inc.* (Biotechnology)	15	827
Encore Capital Group, Inc.* (Consumer Finance)	18	1,304
Encore Wire Corp. (Electrical Equipment)	15	2,077
Endo International PLC* (Pharmaceuticals)	180	95
Energizer Holdings, Inc. (Household Products)	51	1,506
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	120	805
Energy Recovery, Inc.* (Machinery)	43	956
Energy Vault Holdings, Inc.* (Electrical Equipment)	19	85
Enerpac Tool Group Corp. (Machinery)	47	954
EnerSys (Electrical Equipment)	32	2,109
Eneti, Inc. (Marine)	18	116
Enfusion, Inc.* - Class A (Software)	20	230
EngageSmart, Inc.* (Software)	27	509
Ennis, Inc. (Commercial Services & Supplies)	20	437
Enochian Biosciences, Inc.* (Biotechnology)	15	35
Enova International, Inc.* (Consumer Finance)	25	863
Enovix Corp.* (Electrical Equipment)	84	1,119
EnPro Industries, Inc. (Machinery)	16	1,496
Enstar Group, Ltd.* (Insurance)	9	1,781
Entercom Communications Corp.* (Media)	92	59
Enterprise Bancorp, Inc. (Banks)	7	223
Enterprise Financial Services Corp. (Banks)	27	1,270
Entravision Communications Corp. - Class A (Media)	46	247
Envestnet, Inc.* (Software)	42	2,447
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	20	1,111
EQRx, Inc.* (Biotechnology)	105	572
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	316	2,481
Equity Bancshares, Inc. - Class A (Banks)	12	383
Equity Commonwealth* (Equity Real Estate Investment Trusts (REITs))	83	2,328
Erasca, Inc.* (Biotechnology)	50	377
Ermenegildo Zegna Holditalia SpA (Consumer Discretionary Products)	36	396
ESCO Technologies, Inc. (Machinery)	20	1,551
Esperion Therapeutics, Inc.* (Biotechnology)	49	283
Esquire Financial Holdings, Inc. (Banks)	5	181
ESS Tech, Inc.* (Electrical Equipment)	62	236
Essent Group, Ltd. (Thrifts & Mortgage Finance)	81	3,382
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	100	2,412
Ethan Allen Interiors, Inc. (Household Durables)	17	391
European Wax Center, Inc.(a) - Class A (Diversified Consumer Services)	16	335
Eventbrite, Inc.* (Interactive Media & Services)	59	552
Everbridge, Inc.* (Software)	30	754
EverCommerce, Inc.* (Software)	19	218
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	68	1,306
EverQuote, Inc.* - Class A (Interactive Media & Services)	15	157
EVERTEC, Inc. (IT Services)	46	1,794
EVgo, Inc.*(a) (Specialty Retail)	52	466
Evo Payments, Inc.* (IT Services)	36	984
Evolent Health, Inc.* (Health Care Technology)	63	2,141
Evolus, Inc.* (Pharmaceuticals)	27	333
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	65	175
Evoqua Water Technologies Corp.* (Machinery)	91	3,468
Excelerate Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	14	310
ExlService Holdings, Inc.* (IT Services)	25	4,208
eXp World Holdings, Inc. (Real Estate Management & Development)	53	788
Exponent, Inc. (Professional Services)	40	4,019
Express, Inc.* (Specialty Retail)	49	83
Expro Group Holdings N.V.* (Energy Equipment & Services)	60	731
Extreme Networks, Inc.* (Communications Equipment)	98	1,282
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	20	183
EZCORP, Inc.* - Class A (Consumer Finance)	38	306
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	28	55
Fabrinet* (Electronic Equipment, Instruments & Components)	28	2,690
Faraday Future Intelligent Electric, Inc.* (Automobiles)	76	168
Farmers & Merchants Bancorp, Inc. (Banks)	9	276
Farmers National Bancorp (Banks)	24	341
Farmland Partners, Inc. (Equity Real Estate Investment Trusts (REITs))	35	519

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	14	$455
Fastly, Inc.* - Class A (IT Services)	86	978
Fate Therapeutics, Inc.* (Biotechnology)	64	1,954
Fathom Digital Manufacturing C* (Machinery)	8	34
FB Financial Corp. (Banks)	28	1,200
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	7	772
Federal Signal Corp. (Machinery)	46	1,910
Federated Hermes, Inc. - Class B (Capital Markets)	68	2,319
FibroGen, Inc.* (Biotechnology)	67	843
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	98	1,036
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	30	53
Financial Institutions, Inc. (Banks)	12	318
First Advantage Corp.* (Professional Services)	45	631
First Bancorp (Banks)	151	2,279
First Bancorp (Banks)	27	1,023
First Bank/Hamilton NJ (Banks)	12	181
First Busey Corp. (Banks)	40	986
First Business Financial Services, Inc. (Banks)	6	201
First Commonwealth Financial Corp. (Banks)	72	1,067
First Community Bancshares, Inc. (Banks)	13	417
First Financial Bancorp (Banks)	72	1,608
First Financial Bankshares, Inc. (Banks)	100	4,417
First Financial Corp. (Banks)	9	420
First Foundation, Inc. (Banks)	39	812
First Guaranty Bancshares, Inc. (Banks)	5	124
First Internet Bancorp (Banks)	7	248
First Interstate BancSystem, Inc. - Class A (Banks)	72	2,936
First Merchants Corp. (Banks)	44	1,827
First Mid Bancshares, Inc. (Banks)	14	526
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	8	133
First Western Financial, Inc.* (Banks)	6	168
FirstCash Holdings, Inc. (Consumer Finance)	30	2,197
Fisker, Inc.*(a) (Automobiles)	125	1,198
Five Star Bancorp (Banks)	10	264
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	40	1,648
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	22	701
Fluence Energy, Inc.* (Electrical Equipment)	28	385
Fluor Corp.* (Construction & Engineering)	110	2,795
Flushing Financial Corp. (Banks)	22	475
Flywire Corp.* (IT Services)	43	1,009
Focus Financial Partners, Inc.* (Capital Markets)	45	1,819
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	14	195
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	15	219
Foot Locker, Inc. (Specialty Retail)	64	1,816
Forestar Group, Inc.* (Real Estate Management & Development)	14	194
ForgeRock, Inc.* - Class A (Software)	21	426
Forma Therapeutics Holdings, Inc.* (Biotechnology)	28	232
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	60	2,134
Forrester Research, Inc.* (Professional Services)	9	418
Forward Air Corp. (Air Freight & Logistics)	21	2,204
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	36	217
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	62	1,812
Fox Factory Holding Corp.* (Auto Components)	33	3,123
Franchise Group, Inc. (Diversified Consumer Services)	21	692
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	65	998
Franklin Covey Co.* (Professional Services)	10	523
Franklin Electric Co., Inc. (Machinery)	35	3,179
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	76	288
Fresh Del Monte Produce, Inc. (Food Products)	23	683
Frontdoor, Inc.* (Diversified Consumer Services)	64	1,713
Frontier Group Holdings, Inc.* (Airlines)	29	420
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	96	921
FRP Holdings, Inc.* (Real Estate Management & Development)	5	295
FTC Solar, Inc.* (Electrical Equipment)	32	161
fuboTV, Inc.* (Interactive Media & Services)	137	344
FuelCell Energy, Inc.* (Electrical Equipment)	284	1,020
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	26	153
Fulgent Genetics, Inc.* (Health Care Providers & Services)	17	1,016
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	25	155
Fulton Financial Corp. (Banks)	121	2,019
Funko, Inc.* (Distributors)	24	629
FutureFuel Corp. (Chemicals)	20	144
FVCBankcorp, Inc.* (Banks)	9	172
Gambling.com Group, Ltd.* (Media)	7	54
GAMCO Investors, Inc. - Class A (Capital Markets)	4	83
Gannett Co., Inc.* (Media)	111	334
GATX Corp. (Trading Companies & Distributors)	27	2,707
GCM Grosvenor, Inc. - Class A (Capital Markets)	33	261
GCP Applied Technologies, Inc.* (Chemicals)	38	1,197
Gelesis Holdings, Inc.* (Biotechnology)	8	12
Genco Shipping & Trading, Ltd. (Marine)	28	540

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Generation Bio Co.* (Biotechnology)	36	$230
Genesco, Inc.* (Specialty Retail)	10	561
Gentherm, Inc.* (Auto Components)	25	1,614
Genworth Financial, Inc.* (Insurance)	392	1,666
German American Bancorp, Inc. (Banks)	21	795
Geron Corp.* (Biotechnology)	276	524
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	32	939
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	151	444
Gibraltar Industries, Inc.* (Building Products)	25	1,170
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	34	751
Glacier Bancorp, Inc. (Banks)	86	4,307
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts (REITs))	29	608
Gladstone Land Corp. (Equity Real Estate Investment Trusts (REITs))	25	678
Glatfelter Corp. (Paper & Forest Products)	34	209
Glaukos Corp.* (Health Care Equipment & Supplies)	35	1,885
Global Blood Therapeutics, Inc.* (Biotechnology)	48	1,571
Global Industrial Co. (Trading Companies & Distributors)	10	358
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	47	572
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	80	1,207
Global Water Resources, Inc. (Water Utilities)	10	132
Globalstar, Inc.* (Diversified Telecommunication Services)	527	738
GMS, Inc.* (Trading Companies & Distributors)	33	1,751
Gogo, Inc.* (Wireless Telecommunication Services)	38	660
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	78	1,745
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	16	702
Golden Ocean Group, Ltd. (Marine)	94	1,026
Goosehead Insurance, Inc. (Insurance)	15	843
GoPro, Inc.* - Class A (Household Durables)	101	642
Gossamer Bio, Inc.* (Biotechnology)	48	539
GrafTech International, Ltd. (Electrical Equipment)	151	1,163
Graham Holdings Co. - Class B (Diversified Consumer Services)	3	1,783
Granite Construction, Inc. (Construction & Engineering)	35	1,047
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	41	435
Gray Television, Inc. (Media)	65	1,207
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	50	647
Great Southern Bancorp, Inc. (Banks)	7	434
Green Brick Partners, Inc.* (Household Durables)	22	590
Green Dot Corp.* - Class A (Consumer Finance)	37	1,040
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	41	1,477
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	3	138
Greenidge Generation Holdings, Inc.* (Software)	10	30
GreenLight Biosciences Holdings PBC* (Biotechnology)	11	23
Greenlight Capital Re, Ltd.* - Class A (Insurance)	20	144
Greif, Inc. - Class A (Containers & Packaging)	20	1,412
Greif, Inc. - Class B (Containers & Packaging)	4	279
Grid Dynamics Holdings, Inc.* (IT Services)	37	698
Griffon Corp. (Building Products)	35	1,050
Group 1 Automotive, Inc. (Specialty Retail)	12	2,123
Groupon, Inc.* (Internet & Direct Marketing Retail)	17	180
GrowGeneration Corp.* (Specialty Retail)	44	213
Guaranty Bancshares, Inc. (Banks)	6	224
Guess?, Inc.(a) (Specialty Retail)	26	492
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	9	828
H&E Equipment Services, Inc. (Trading Companies & Distributors)	25	894
H.B. Fuller Co. (Chemicals)	41	2,632
Haemonetics Corp.* (Health Care Equipment & Supplies)	39	2,710
Halozyme Therapeutics, Inc.* (Biotechnology)	104	5,086
Hamilton Lane, Inc. (Capital Markets)	27	2,040
Hancock Whitney Corp. (Banks)	66	3,221
Hanger, Inc.* (Health Care Providers & Services)	29	539
Hanmi Financial Corp. (Banks)	23	581
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts (REITs))	66	2,382
HarborOne Bancorp, Inc. (Banks)	35	508
Harmonic, Inc.* (Communications Equipment)	71	775
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	20	1,015
Harsco Corp.* (Machinery)	60	289
Haverty Furniture Cos., Inc. (Specialty Retail)	12	328
Hawaiian Holdings, Inc.* (Airlines)	39	583
Hawkins, Inc. (Chemicals)	15	596
Haynes International, Inc. (Metals & Mining)	9	348
HBT Financial, Inc. (Banks)	8	149
HCI Group, Inc. (Insurance)	6	411
Health Catalyst, Inc.* (Health Care Technology)	42	703
Healthcare Services Group, Inc. (Commercial Services & Supplies)	57	817
HealthEquity, Inc.* (Health Care Providers & Services)	64	3,723

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
HealthStream, Inc.* (Health Care Technology)	19	$457
Heartland Express, Inc. (Road & Rail)	36	572
Heartland Financial USA, Inc. (Banks)	32	1,437
Hecla Mining Co. (Metals & Mining)	412	1,866
Heidrick & Struggles International, Inc. (Professional Services)	15	467
Helen of Troy, Ltd.* (Household Durables)	18	2,408
Heliogen, Inc.* (Electrical Equipment)	15	37
Helios Technologies, Inc. (Machinery)	25	1,721
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	110	444
Helmerich & Payne, Inc. (Energy Equipment & Services)	79	3,657
Herbalife Nutrition, Ltd.* (Personal Products)	76	1,854
Herc Holdings, Inc. (Trading Companies & Distributors)	20	2,480
Heritage Commerce Corp. (Banks)	45	530
Heritage Financial Corp. (Banks)	27	703
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	12	403
Heron Therapeutics, Inc.* (Biotechnology)	79	220
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts (REITs))	24	242
Heska Corp.* (Health Care Equipment & Supplies)	7	640
HF Foods Group, Inc.* (Food & Staples Retailing)	28	147
Hibbett, Inc. (Specialty Retail)	10	469
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	5	123
Hillenbrand, Inc. (Machinery)	56	2,587
HilleVax, Inc.* (Biotechnology)	10	135
Hillman Solutions Corp.* (Machinery)	104	1,076
Hilltop Holdings, Inc. (Banks)	47	1,356
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	69	2,813
Hims & Hers Health, Inc.* (Health Care Providers & Services)	93	576
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	1	290
Hippo Holdings, Inc.* (Insurance)	196	167
HireRight Holdings Corp.* (Professional Services)	16	238
HNI Corp. (Commercial Services & Supplies)	33	1,166
Holley, Inc.* (Auto Components)	40	320
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	6	226
Home BancShares, Inc. (Banks)	146	3,446
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	6	22
HomeStreet, Inc. (Thrifts & Mortgage Finance)	14	522
HomeTrust Bancshares, Inc. (Banks)	11	266
Hope Bancorp, Inc. (Banks)	89	1,339
Horace Mann Educators Corp. (Insurance)	32	1,096
Horizon Bancorp, Inc. (Banks)	31	591
Hostess Brands, Inc.* (Food Products)	106	2,397
Houlihan Lokey, Inc. (Capital Markets)	39	3,297
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	4	194
Hub Group, Inc.* - Class A (Air Freight & Logistics)	26	1,986
Hudson Technologies, Inc.* (Commercial Services & Supplies)	33	294
Humacyte, Inc.* (Biotechnology)	14	49
Huron Consulting Group, Inc.* (Professional Services)	16	1,074
Hycroft Mining Holding Corp.* (Metals & Mining)	116	119
Hydrofarm Holdings Group, Inc.* (Machinery)	34	110
Hyliion Holdings Corp.* (Machinery)	102	401
Hyster-Yale Materials Handling, Inc. (Machinery)	8	277
Hyzon Motors, Inc.* (Machinery)	68	273
I3 Verticals, Inc.* - Class A (IT Services)	17	461
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	4	72
ICF International, Inc. (Professional Services)	14	1,321
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	22	688
Icosavax, Inc.* (Biotechnology)	17	119
Ideaya Biosciences, Inc.* (Biotechnology)	27	403
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	17	230
IDT Corp.* - Class B (Diversified Telecommunication Services)	11	286
IES Holdings, Inc.* (Construction & Engineering)	7	231
IGM Biosciences, Inc.* (Biotechnology)	8	129
iHeartMedia, Inc.* - Class A (Media)	93	696
Imago Biosciences, Inc.* (Biotechnology)	20	322
IMAX Corp.* (Entertainment)	38	639
ImmunityBio, Inc.* (Biotechnology)	63	245
ImmunoGen, Inc.* (Biotechnology)	165	782
Immunovant, Inc.* (Biotechnology)	31	128
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	16	1,360
Inari Medical, Inc.* (Health Care Equipment & Supplies)	37	2,870
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	171	3,796
Independent Bank Corp. (Banks)	36	3,017
Independent Bank Corp. (Banks)	15	315
Independent Bank Group, Inc. (Banks)	28	1,980
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	77	554
Indus Realty Trust, Inc. (Real Estate Management & Development)	4	244
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	50	502
Infinera Corp.* (Communications Equipment)	146	956
Information Services Group, Inc. (IT Services)	27	201

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	23	$325
Ingevity Corp.* (Chemicals)	30	2,013
Ingles Markets, Inc. (Food & Staples Retailing)	11	1,050
Inhibrx, Inc.* (Biotechnology)	22	381
Innospec, Inc. (Chemicals)	19	1,938
Innovage Holding Corp.* (Health Care Providers & Services)	15	67
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	21	2,025
Innovid Corp.* (Media)	17	45
Innoviva, Inc.* (Pharmaceuticals)	49	703
Inogen, Inc.* (Health Care Equipment & Supplies)	18	501
Inotiv, Inc.* (Life Sciences Tools & Services)	13	243
Inovio Pharmaceuticals, Inc.* (Biotechnology)	169	335
Inseego Corp.* (Communications Equipment)	66	147
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	24	2,242
Insmed, Inc.* (Biotechnology)	92	2,035
Insperity, Inc. (Professional Services)	28	3,072
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	8	40
Inspire Medical Systems, Inc.* (Health Care Technology)	21	4,390
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	17	176
Installed Building Products, Inc. (Household Durables)	19	1,927
Insteel Industries, Inc. (Building Products)	14	438
Instil Bio, Inc.* (Biotechnology)	54	305
Instructure Holdings, Inc.* (Software)	13	318
Intapp, Inc.* (Software)	11	167
Integer Holdings Corp.* (Health Care Equipment & Supplies)	25	1,747
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	29	275
Intellia Therapeutics, Inc.* (Biotechnology)	58	3,756
Inter Parfums, Inc. (Personal Products)	14	1,169
Intercept Pharmaceuticals, Inc.* (Biotechnology)	19	242
InterDigital, Inc. (Communications Equipment)	24	1,473
Interface, Inc. (Commercial Services & Supplies)	45	652
International Bancshares Corp. (Banks)	42	1,842
International Game Technology PLC (Hotels, Restaurants & Leisure)	77	1,459
International Money Express, Inc.* (IT Services)	25	601
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	38	899
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	71	3,843
Intrepid Potash, Inc.* (Chemicals)	9	410
InvenTrust Properties Corp. (Equity Real Estate Investment Trusts (REITs))	52	1,491
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts (REITs))	26	467
Investors Title Co. (Insurance)	1	149
Invitae Corp.* (Biotechnology)	177	336
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	91	491
Iovance Biotherapeutics, Inc.* (Biotechnology)	116	1,351
iRadimed Corp. (Health Care Equipment & Supplies)	5	211
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	23	3,556
Iridium Communications, Inc.* (Diversified Telecommunication Services)	98	4,382
iRobot Corp.* (Household Durables)	21	966
IronNet, Inc.* (Software)	50	111
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	105	1,202
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	51	852
iTeos Therapeutics, Inc.* (Biotechnology)	18	440
Itron, Inc.* (Electronic Equipment, Instruments & Components)	35	2,044
IVERIC bio, Inc.* (Biotechnology)	90	962
J & J Snack Foods Corp. (Food Products)	12	1,626
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	16	1,106
Jackson Financial, Inc. - Class A (Diversified Financial Services)	58	1,596
James River Group Holdings, Ltd. (Insurance)	28	665
Janus International Group, Inc.* (Building Products)	63	641
Janux Therapeutics, Inc.* (Biotechnology)	13	161
JELD-WEN Holding, Inc.* (Building Products)	66	1,173
JOANN, Inc. (Specialty Retail)	8	72
Joby Aviation, Inc.* (Airlines)	193	1,069
John B Sanfilippo & Son, Inc. (Food Products)	7	524
John Bean Technologies Corp. (Machinery)	24	2,695
John Marshall Bancorp, Inc. (Banks)	9	235
John Wiley & Sons, Inc. - Class A (Media)	33	1,722
Johnson Outdoors, Inc. - Class A (Leisure Products)	4	269
Jounce Therapeutics, Inc.* (Biotechnology)	32	98
Kadant, Inc. (Machinery)	9	1,835
Kaiser Aluminum Corp. (Metals & Mining)	12	909
Kaleyra, Inc.* (Software)	23	52
KalVista Pharmaceuticals, Inc.* (Biotechnology)	19	235
Kaman Corp. - Class A (Trading Companies & Distributors)	22	677
KAR Auction Services, Inc.* (Commercial Services & Supplies)	93	1,590
Karat Packaging, Inc.* (Trading Companies & Distributors)	4	76
Karuna Therapeutics, Inc.* (Biotechnology)	20	2,605

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Karyopharm Therapeutics, Inc.* (Biotechnology)	59	$251
KB Home (Household Durables)	62	2,024
Kearny Financial Corp. (Thrifts & Mortgage Finance)	48	562
Kelly Services, Inc. - Class A (Professional Services)	27	585
Kennametal, Inc. (Machinery)	64	1,718
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	91	1,880
Keros Therapeutics, Inc.* (Biotechnology)	13	417
Kezar Life Sciences, Inc.* (Biotechnology)	36	352
Kforce, Inc. (Professional Services)	16	1,054
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	18	396
Kimball International, Inc. - Class B (Commercial Services & Supplies)	28	229
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	13	529
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	24	238
Kinnate Biopharma, Inc.* (Biotechnology)	22	235
Kinsale Capital Group, Inc. (Insurance)	17	4,134
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	168	3,342
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	40	780
KnowBe4, Inc.* - Class A (Software)	56	800
Knowles Corp.* (Electronic Equipment, Instruments & Components)	69	1,363
Kodiak Sciences, Inc.* (Biotechnology)	26	259
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	43	1,570
Koppers Holdings, Inc. (Chemicals)	16	377
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	27	72
Korn Ferry (Professional Services)	41	2,686
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	348	2,206
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	95	1,367
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	55	785
Kronos Bio, Inc.* (Chemicals)	31	130
Kronos Worldwide, Inc. (Chemicals)	17	299
Krystal Biotech, Inc.* (Biotechnology)	16	1,161
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	45	2,165
Kura Oncology, Inc.* (Biotechnology)	49	750
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	4	338
Kymera Therapeutics, Inc.* (Biotechnology)	29	639
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	87	1,034
Lakeland Bancorp, Inc. (Banks)	48	764
Lakeland Financial Corp. (Banks)	19	1,478
Lancaster Colony Corp. (Food Products)	15	1,985
Landec Corp.* (Food Products)	20	210
Lands' End, Inc.* (Internet & Direct Marketing Retail)	12	153
Landsea Homes Corp.* (Household Durables)	8	59
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	53	4,066
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	13	1,153
Latch, Inc.* (Software)	54	65
Latham Group, Inc.* (Leisure Products)	34	187
Laureate Education, Inc. - Class A (Diversified Consumer Services)	87	1,030
Lawson Products, Inc.* (Trading Companies & Distributors)	4	198
La-Z-Boy, Inc. (Household Durables)	33	920
LCI Industries (Auto Components)	19	2,567
Leafly Holdings, Inc.* (Interactive Media & Services)	3	17
Legacy Housing Corp.* (Household Durables)	7	95
Legalzoom.com, Inc.* (Professional Services)	75	786
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	15	755
Lemonade, Inc.* (Insurance)	36	679
LendingClub Corp.* (Consumer Finance)	78	1,080
LendingTree, Inc.* (Thrifts & Mortgage Finance)	8	365
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	56	133
LGI Homes, Inc.* (Household Durables)	16	1,805
LHC Group, Inc.* (Health Care Providers & Services)	23	3,750
Liberty Energy, Inc.* (Energy Equipment & Services)	110	1,562
Liberty Latin America, Ltd.* - Class A (Media)	30	221
Liberty Latin America, Ltd.* - Class C (Media)	118	866
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	8	231
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	29	802
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	102	733
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	32	464
LifeStance Health Group, Inc.* (Health Care Providers & Services)	56	334
Lifetime Brands, Inc. (Household Durables)	10	108
Ligand Pharmaceuticals, Inc.* (Biotechnology)	12	1,104
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	75	3,820
Lightning eMotors, Inc.* (Machinery)	30	107
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	86	918
Limelight Networks, Inc.* (IT Services)	106	268
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	25	198
Lindsay Corp. (Machinery)	8	1,232

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Lions Gate Entertainment Corp.* - Class A (Entertainment)	45	$394
Lions Gate Entertainment Corp.* - Class B (Entertainment)	90	748
Liquidia Corp.* (Pharmaceuticals)	37	181
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	19	382
LivaNova PLC* (Health Care Equipment & Supplies)	41	2,610
Live Oak Bancshares, Inc. (Banks)	25	941
Livent Corp.* (Chemicals)	125	3,111
LivePerson, Inc.* (Software)	54	737
LiveRamp Holdings, Inc.* (IT Services)	52	1,384
LiveVox Holdings, Inc.* (Software)	17	28
LL Flooring Holdings, Inc.* (Specialty Retail)	23	231
Local Bounti Corp.* (Food Products)	14	54
Lordstown Motors Corp.* - Class A (Automobiles)	123	276
Loyalty Ventures, Inc.* (Media)	15	44
LSB Industries, Inc.* (Chemicals)	24	331
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	30	1,257
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	5	28
Luminar Technologies, Inc.* (Auto Components)	184	1,244
Luther Burbank Corp. (Thrifts & Mortgage Finance)	11	145
Luxfer Holdings PLC (Machinery)	22	359
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	218	2,391
Lyell Immunopharma, Inc.* (Biotechnology)	133	741
M.D.C Holdings, Inc. (Household Durables)	44	1,595
M/I Homes, Inc.* (Household Durables)	21	966
Macatawa Bank Corp. (Banks)	20	186
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	39	2,260
MacroGenics, Inc.* (Biotechnology)	46	144
Madison Square Garden Entertainment Corp.* (Entertainment)	20	1,165
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	10	628
Magnite, Inc.* (Media)	101	772
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	128	3,089
Malibu Boats, Inc.* (Leisure Products)	16	999
Manning & Napier, Inc. (Capital Markets)	12	153
MannKind Corp.* (Biotechnology)	192	662
ManTech International Corp. - Class A (Professional Services)	23	2,204
Marathon Digital Holdings, Inc.*(a) (IT Services)	78	1,013
Marcus & Millichap, Inc. (Real Estate Management & Development)	19	777
Marine Products Corp. (Leisure Products)	6	65
MarineMax, Inc.* (Specialty Retail)	16	653
MarketWise, Inc.* (Capital Markets)	13	37
Markforged Holding Corp.* (Machinery)	85	186
Marqeta, Inc.* - Class A (IT Services)	334	3,203
Marten Transport, Ltd. (Road & Rail)	45	970
Masonite International Corp.* (Building Products)	17	1,548
MasterCraft Boat Holdings, Inc.* (Leisure Products)	14	332
Matador Resources Co. (Oil, Gas & Consumable Fuels)	87	5,026
Materion Corp. (Metals & Mining)	16	1,311
Matson, Inc. (Marine)	31	2,842
Matterport, Inc.*(a) (Software)	168	714
Matthews International Corp. - Class A (Commercial Services & Supplies)	24	671
Maxar Technologies, Inc. (Aerospace & Defense)	56	1,539
MaxCyte, Inc.* (Biotechnology)	67	365
MAXIMUS, Inc. (IT Services)	47	3,142
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	55	2,223
MBIA, Inc.* (Insurance)	37	465
McGrath RentCorp (Commercial Services & Supplies)	19	1,603
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	18	222
Medifast, Inc. (Personal Products)	9	1,514
MEDNAX, Inc.* (Health Care Providers & Services)	66	1,496
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	21	3,559
MeiraGTx Holdings PLC* (Biotechnology)	23	190
Mercantile Bank Corp. (Banks)	12	425
Merchants Bancorp (Thrifts & Mortgage Finance)	12	318
Mercury General Corp. (Insurance)	21	881
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	33	1,045
MeridianLink, Inc.* (Software)	18	307
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	43	2,472
Meritage Homes Corp.* (Household Durables)	28	2,472
Meritor, Inc.* (Machinery)	54	1,967
Mersana Therapeutics, Inc.* (Biotechnology)	67	340
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	4	853
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	22	742
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	28	1,155
Metrocity Bankshares, Inc. (Banks)	14	290
Metropolitan Bank Holding Corp.* (Banks)	8	555
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	79	1,024
MGE Energy, Inc. (Electric Utilities)	28	2,279
MGP Ingredients, Inc. (Beverages)	11	1,157
MicroStrategy, Inc.*(a) (Software)	7	2,002
Microvast Holdings, Inc.* (Machinery)	131	347
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	127	654
Mid Penn Bancorp, Inc. (Banks)	11	315

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Middlesex Water Co. (Water Utilities)	13	$1,236
Midland States Bancorp, Inc. (Banks)	16	419
MidWestOne Financial Group, Inc. (Banks)	11	343
Miller Industries, Inc. (Machinery)	9	216
MillerKnoll, Inc. (Commercial Services & Supplies)	58	1,746
MiMedx Group, Inc.* (Biotechnology)	87	298
Minerals Technologies, Inc. (Chemicals)	25	1,670
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	105	714
Mirum Pharmaceuticals, Inc.* (Biotechnology)	12	301
Mission Produce, Inc.* (Food Products)	31	440
Mitek System, Inc.* (Software)	32	348
Model N, Inc.* (Software)	28	703
Modine Manufacturing Co.* (Auto Components)	38	499
ModivCare, Inc.* (Health Care Providers & Services)	10	998
Moelis & Co. (Capital Markets)	50	2,328
Momentive Global, Inc.* (Software)	102	882
Momentus, Inc.* (Aerospace & Defense)	42	74
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	10	642
MoneyGram International, Inc.* (IT Services)	72	732
Moneylion, Inc.* (IT Services)	111	174
Monro, Inc. (Specialty Retail)	26	1,304
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	50	599
Monte Rosa Therapeutics, Inc.* (Biotechnology)	22	200
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	21	843
Moog, Inc. - Class A (Aerospace & Defense)	22	1,884
Morphic Holding, Inc.* (Biotechnology)	20	529
Motorcar Parts of America, Inc.* (Auto Components)	14	211
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	12	408
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	56	2,523
MRC Global, Inc.* (Trading Companies & Distributors)	64	744
Mueller Industries, Inc. (Machinery)	43	2,895
Mueller Water Products, Inc. - Class A (Machinery)	120	1,562
Mullen Automotive, Inc.*(a) (Software)	12	10
Multiplan Corp.* (Health Care Technology)	291	1,472
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	113	3,970
Murphy USA, Inc. (Specialty Retail)	17	4,834
MVB Financial Corp. (Banks)	8	260
Myers Industries, Inc. (Containers & Packaging)	28	681
MYR Group, Inc.* (Construction & Engineering)	13	1,238
Myriad Genetics, Inc.* (Biotechnology)	61	1,609
N-able, Inc.* (Software)	52	511
Nabors Industries, Ltd.* (Energy Equipment & Services)	7	997
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	3	118
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	36	461
Nano-X Imaging, Ltd.*(a) (Health Care Equipment & Supplies)	32	385
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	23	590
National Bank Holdings Corp. (Banks)	22	916
National Beverage Corp. (Beverages)	18	975
National Energy Services Reunited Corp.* (Energy Equipment & Services)	29	204
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	34	2,205
National Healthcare Corp. (Health Care Providers & Services)	10	710
National Presto Industries, Inc. (Aerospace & Defense)	4	285
National Research Corp. (Health Care Providers & Services)	11	417
National Vision Holdings, Inc.* (Specialty Retail)	62	1,807
National Western Life Group, Inc. - Class A (Insurance)	2	404
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	7	116
Nature's Sunshine Products, Inc.* (Personal Products)	10	105
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	37	108
Navient Corp. (Consumer Finance)	89	1,465
NBT Bancorp, Inc. (Banks)	32	1,297
Nektar Therapeutics* (Pharmaceuticals)	140	554
Nelnet, Inc. - Class A (Consumer Finance)	11	1,046
NEOGAMES SA* (Hotels, Restaurants & Leisure)	10	153
Neogen Corp.*(a) (Health Care Equipment & Supplies)	83	1,920
NeoGenomics, Inc.* (Life Sciences Tools & Services)	96	972
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	40	640
NerdWallet, Inc.* - Class A (Interactive Media & Services)	20	174
Nerdy, Inc.* (Diversified Consumer Services)	42	110
NETGEAR, Inc.* (Communications Equipment)	22	567
NetScout Systems, Inc.* (Communications Equipment)	54	1,921
NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	37	759
Nevro Corp.* (Health Care Equipment & Supplies)	27	1,170
New Jersey Resources Corp. (Gas Utilities)	74	3,418
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	293	920
Newmark Group, Inc. (Real Estate Management & Development)	114	1,300

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Newpark Resources, Inc.* (Energy Equipment & Services)	65	$229
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	6	127
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	17	1,131
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	24	170
NextGen Healthcare, Inc.* (Health Care Technology)	43	736
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	135	1,346
NextNav, Inc.* (Software)	38	105
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	30	434
NI Holdings, Inc.* (Insurance)	7	104
Nicolet Bankshares, Inc.* (Banks)	9	720
Nikola Corp.*(a) (Machinery)	225	1,400
Nkarta, Inc.* (Biotechnology)	25	338
NL Industries, Inc. (Commercial Services & Supplies)	6	56
nLight, Inc.* (Electronic Equipment, Instruments & Components)	34	417
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	65	1,231
Noble Corp.* (Energy Equipment & Services)	29	870
Noodles & Co.* (Hotels, Restaurants & Leisure)	31	162
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	146	350
Northeast Bank (Banks)	5	199
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	50	1,442
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	34	500
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	94	1,352
Northwest Natural Holding Co. (Gas Utilities)	26	1,395
Northwest Pipe Co.* (Construction & Engineering)	8	251
NorthWestern Corp. (Multi-Utilities)	42	2,329
Novagold Resources, Inc.* (Metals & Mining)	184	898
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	27	4,163
NOW, Inc.* (Trading Companies & Distributors)	85	940
Nu Skin Enterprises, Inc. - Class A (Personal Products)	38	1,653
Nurix Therapeutics, Inc.* (Biotechnology)	34	543
NuScale Power Corp.* (Electrical Equipment)	13	186
Nutex Health, Inc.* (Health Care Technology)	30	79
Nuvalent, Inc.* - Class A (Biotechnology)	13	193
NuVasive, Inc.* (Health Care Equipment & Supplies)	40	2,101
Nuvation Bio, Inc.* (Pharmaceuticals)	90	248
NV5 Global, Inc.* (Construction & Engineering)	10	1,356
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	33	4,231
Oceaneering International, Inc.* (Energy Equipment & Services)	77	818
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	45	925
Ocugen, Inc.* (Biotechnology)	165	426
Ocular Therapeutix, Inc.* (Pharmaceuticals)	59	264
Offerpad Solutions, Inc.* (Real Estate Management & Development)	53	112
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	37	769
OFG Bancorp (Banks)	37	1,016
O-I Glass, Inc.* (Containers & Packaging)	120	1,765
Oil States International, Inc.* (Energy Equipment & Services)	47	240
Old National Bancorp (Banks)	226	3,934
Old Second Bancorp, Inc. (Banks)	33	464
Olo, Inc.* - Class A (Software)	69	739
Olympic Steel, Inc. (Metals & Mining)	7	208
Omega Flex, Inc. (Machinery)	3	345
Omnicell, Inc.* (Health Care Technology)	34	3,744
ON24, Inc.* (Software)	32	308
Ondas Holdings, Inc.* (Communications Equipment)	26	119
ONE Gas, Inc. (Gas Utilities)	41	3,483
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	13	361
OneSpan, Inc.* (Software)	31	343
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	51	368
Onewater Marine, Inc.* (Specialty Retail)	9	326
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	38	3,164
Ooma, Inc.* (Diversified Telecommunication Services)	18	215
Open Lending Corp.* - Class A (Capital Markets)	81	839
OPKO Health, Inc.* (Biotechnology)	311	734
Oportun Financial Corp.* (Consumer Finance)	21	193
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	7	235
OppFi, Inc.* (Consumer Finance)	10	31
OptimizeRx Corp.* (Health Care Technology)	14	315
Option Care Health, Inc.* (Health Care Providers & Services)	111	3,730
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	56	171
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	137	441
Organogenesis Holdings, Inc.* (Biotechnology)	54	310
Origin Bancorp, Inc. (Banks)	17	732
Origin Materials, Inc.* (Chemicals)	82	482
Orion Engineered Carbons SA (Chemicals)	47	813

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	44	$481
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	35	3,028
Orrstown Financial Services, Inc. (Banks)	8	207
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	15	385
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	11	520
Oscar Health, Inc.* - Class A (Insurance)	91	491
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	12	1,160
Otter Tail Corp. (Electric Utilities)	32	2,249
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	105	185
Outbrain, Inc.* (Interactive Media & Services)	31	174
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	113	2,086
Outlook Therapeutics, Inc.* (Biotechnology)	91	103
Outset Medical, Inc.* (Health Care Equipment & Supplies)	37	572
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	33	957
Owens & Minor, Inc. (Health Care Providers & Services)	57	2,018
Owlet, Inc.* (Health Care Equipment & Supplies)	13	28
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	12	1,145
P3 Health Partners, Inc.* (Health Care Providers & Services)	20	98
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	174	760
Pacific Premier Bancorp, Inc. (Banks)	72	2,422
Pacira BioSciences, Inc.* (Pharmaceuticals)	35	1,980
Pactiv Evergreen, Inc. (Containers & Packaging)	33	337
PagerDuty, Inc.* (Software)	65	1,685
Palomar Holdings, Inc.* (Insurance)	19	1,185
PAM Transportation Services, Inc.* (Road & Rail)	5	179
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	25	2,397
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	38	627
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	20	832
Paragon 28, Inc.* (Health Care Equipment & Supplies)	35	665
Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	144	1,130
Pardes Biosciences, Inc.* (Biotechnology)	22	62
Park Aerospace Corp. (Aerospace & Defense)	15	183
Park National Corp. (Banks)	11	1,425
Parke Bancorp, Inc. (Banks)	8	176
Parsons Corp.* (Aerospace & Defense)	26	1,124
Party City Holdco, Inc.* (Specialty Retail)	84	96
Patrick Industries, Inc. (Auto Components)	17	1,032
Patterson Cos., Inc. (Health Care Providers & Services)	67	2,081
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	165	2,731
Paya Holdings, Inc.* (IT Services)	67	468
Payoneer Global, Inc.* (IT Services)	167	892
Paysafe, Ltd.* (IT Services)	260	523
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	75	2,501
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	9	427
PCB Bancorp (Banks)	9	173
PCSB Financial Corp. (Thrifts & Mortgage Finance)	10	195
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	23	621
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	91	1,910
Peapack Gladstone Financial Corp. (Banks)	13	425
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	100	1,956
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	23	1,260
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	71	1,091
Peoples Bancorp, Inc. (Banks)	21	649
Peoples Financial Services Corp. (Banks)	5	266
PepGen, Inc.* (Biotechnology)	6	67
Perdoceo Education Corp.* (Diversified Consumer Services)	53	726
Perella Weinberg Partners (Capital Markets)	36	254
Perficient, Inc.* (IT Services)	26	2,744
Perimeter Solutions SA* (Chemicals)	94	1,086
Petiq, Inc.* (Health Care Providers & Services)	21	344
PetMed Express, Inc. (Internet & Direct Marketing Retail)	16	349
PFSweb, Inc.* (IT Services)	13	142
PGT Innovations, Inc.* (Building Products)	45	986
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	18	166
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	16	313
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts (REITs))	88	2,996
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	46	1,095
Phreesia, Inc.* (Health Care Technology)	38	893
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	173	3,074
Piedmont Lithium, Inc.* (Metals & Mining)	13	588
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	95	1,307
Ping Identity Holding Corp.* (Software)	59	1,012
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	9	87
Piper Sandler Cos. (Capital Markets)	13	1,641

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares		Value
Pitney Bowes, Inc. (Commercial Services & Supplies)	133		$435
PJT Partners, Inc. - Class A (Capital Markets)	18		1,287
Planet Labs PBC* (Professional Services)	120		640
Plantronics, Inc.* (Communications Equipment)	33		1,313
Playstudios, Inc.* (Entertainment)	61		245
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	24		154
Plexus Corp.* (Electronic Equipment, Instruments & Components)	21		1,973
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	29		559
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	28		419
PNM Resources, Inc. (Electric Utilities)	66		3,186
Point Biopharma Global, Inc.* (Biotechnology)	57		418
PolyMet Mining Corp.* (Metals & Mining)	22		66
Porch Group, Inc.* (Internet & Direct Marketing Retail)	62		120
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	15		342
Portland General Electric Co. (Electric Utilities)	69		3,542
Poshmark, Inc.* - Class A (Internet & Direct Marketing Retail)	35		378
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	14		236
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	53		2,599
Powell Industries, Inc. (Electrical Equipment)	7		168
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	45		3,825
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	35		504
PRA Group, Inc.* (Consumer Finance)	31		1,235
Praxis Precision Medicines, Inc.* (Biotechnology)	29		102
Precigen, Inc.* (Biotechnology)	78		122
Preferred Bank (Banks)	11		800
Preformed Line Products Co. (Electrical Equipment)	2		120
Premier Financial Corp. (Thrifts & Mortgage Finance)	27		769
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	39		2,352
PriceSmart, Inc. (Food & Staples Retailing)	19		1,261
Primis Financial Corp. (Banks)	17		230
Primo Water Corp. (Beverages)	121		1,600
Primoris Services Corp. (Construction & Engineering)	41		958
Priority Technology Holdings, Inc.* (IT Services)	14		63
Privia Health Group, Inc.* (Health Care Providers & Services)	33		1,214
ProAssurance Corp. (Insurance)	41		907
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	20		766
Professional Holding Corp.* - Class A (Banks)	10		225
PROG Holdings, Inc.* (Consumer Finance)	42		774
Progress Software Corp. (Software)	34		1,597
Progyny, Inc.* (Health Care Providers & Services)	58		1,771
Prometheus Biosciences, Inc.* (Biotechnology)	23		981
ProPetro Holding Corp.* (Energy Equipment & Services)	67		705
PROS Holdings, Inc.* (Software)	32		780
Protagonist Therapeutics, Inc.* (Biotechnology)	35		348
Proterra, Inc.* (Machinery)	170		916
Prothena Corp. PLC* (Biotechnology)	27		839
Proto Labs, Inc.* (Machinery)	21		1,027
Provention Bio, Inc.* (Pharmaceuticals)	43		164
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	11		167
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	57		1,389
PTC Therapeutics, Inc.* (Biotechnology)	54		2,352
PubMatic, Inc.* - Class A (Media)	32		531
Pulmonx Corp.* (Health Care Equipment & Supplies)	26		443
Pure Cycle Corp.* (Water Utilities)	15		158
PureCycle Technologies, Inc.* (Chemicals)	82		622
Purple Innovation, Inc.* (Household Durables)	42		147
Pzena Investment Management, Inc. - Class A (Capital Markets)	13		123
Q2 Holdings, Inc.* (Software)	43		1,888
QCR Holdings, Inc. (Banks)	13		771
Quad/Graphics, Inc.* (Commercial Services & Supplies)	27		86
Quaker Chemical Corp. (Chemicals)	10		1,622
Qualys, Inc.* (Software)	30		3,669
Quanex Building Products Corp. (Building Products)	25		615
Quanterix Corp.* (Life Sciences Tools & Services)	26		416
Quantum-Si, Inc.* (Life Sciences Tools & Services)	70		228
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	–	†	11
QuinStreet, Inc.* (Interactive Media & Services)	40		430
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	69		191
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	269		734
R1 RCM, Inc.* (Health Care Providers & Services)	104		2,600
Rackspace Technology, Inc.* (IT Services)	44		297
Radian Group, Inc. (Thrifts & Mortgage Finance)	133		2,974
Radiant Logistics, Inc.* (Air Freight & Logistics)	29		210
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	57		871
Radius Health, Inc.* (Biotechnology)	36		363

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
RadNet, Inc.* (Health Care Providers & Services)	38	$782
Rallybio Corp.* (Biotechnology)	12	112
Ramaco Resources, Inc. (Metals & Mining)	17	200
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	84	2,124
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	16	609
Ranpak Holdings Corp.* (Containers & Packaging)	33	169
Rapid7, Inc.* (Software)	45	2,879
RAPT Therapeutics, Inc.* (Biotechnology)	20	368
Rayonier Advanced Materials, Inc.* (Chemicals)	48	170
RBB Bancorp (Banks)	12	274
RBC Bearings, Inc.* (Machinery)	22	5,192
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	7	399
RE/MAX Holdings, Inc. (Real Estate Management & Development)	14	355
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	58	807
Realogy Holdings Corp.* (Real Estate Management & Development)	89	884
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	21	644
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	104	880
Red River Bancshares, Inc. (Banks)	3	165
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	41	1,613
Red Violet, Inc.* (Professional Services)	7	165
Redbox Entertainment, Inc.* (Entertainment)	5	22
Redfin Corp.* (Real Estate Management & Development)	81	705
Redwire Corp.* (Aerospace & Defense)	15	50
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	93	805
REGENXBIO, Inc.* (Biotechnology)	31	972
Regional Management Corp. (Consumer Finance)	6	246
Relay Therapeutics, Inc.* (Biotechnology)	59	1,122
Relmada Therapeutics, Inc.* (Pharmaceuticals)	21	538
Remitly Global, Inc.* (IT Services)	65	619
Renasant Corp. (Banks)	42	1,403
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	36	160
Rent-A-Center, Inc. (Specialty Retail)	41	965
Repay Holdings Corp.* (IT Services)	67	898
Replimune Group, Inc.* (Biotechnology)	23	443
Republic Bancorp, Inc. - Class A (Banks)	7	314
Republic First Bancorp, Inc.* (Banks)	37	134
Reservoir Media, Inc.* (Entertainment)	16	104
Resideo Technologies, Inc.* (Building Products)	111	2,499
Resolute Forest Products, Inc.* (Paper & Forest Products)	35	710
Resources Connection, Inc. (Professional Services)	24	515
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	93	1,624
REV Group, Inc. (Machinery)	27	314
Revance Therapeutics, Inc.* (Pharmaceuticals)	54	838
REVOLUTION Medicines, Inc.* (Biotechnology)	49	1,107
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	31	878
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	4	382
Ribbon Communications, Inc.* (Communications Equipment)	56	190
Rigel Pharmaceuticals, Inc.* (Biotechnology)	133	158
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	25	111
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	8	212
Rimini Street, Inc.* (Software)	37	260
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	67	188
Riot Blockchain, Inc.* (Software)	90	659
Rite Aid Corp.* (Food & Staples Retailing)	42	346
RLI Corp. (Insurance)	30	3,299
RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	127	1,586
Rocket Lab USA, Inc.* (Aerospace & Defense)	164	766
Rocket Pharmaceuticals, Inc.* (Biotechnology)	34	493
Rockley Photonics Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	78	200
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	5	164
Rogers Corp.* (Electronic Equipment, Instruments & Components)	14	3,770
Root, Inc.* - Class A (Insurance)	107	112
Rover Group, Inc.* (Diversified Consumer Services)	71	310
RPC, Inc.* (Energy Equipment & Services)	57	465
RPT Realty (Equity Real Estate Investment Trusts (REITs))	64	696
RumbleON, Inc.* - Class B (Internet & Direct Marketing Retail)	8	134
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	33	1,590
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	5	271
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	47	260
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	25	439
RxSight, Inc.* (Health Care Equipment & Supplies)	16	239
Ryerson Holding Corp. (Metals & Mining)	13	356
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts (REITs))	41	3,630

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
S&T Bancorp, Inc. (Banks)	30	$928
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	178	2,739
Sabre Corp.* (IT Services)	251	1,544
Safe Bulkers, Inc. (Marine)	56	216
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	17	725
Safety Insurance Group, Inc. (Insurance)	11	952
Sage Therapeutics, Inc.* (Biotechnology)	40	1,376
Saia, Inc.* (Road & Rail)	20	4,757
Sailpoint Technologies Holding, Inc.* (Software)	72	4,590
Sally Beauty Holdings, Inc.* (Specialty Retail)	82	1,048
Sana Biotechnology, Inc.* (Biotechnology)	68	454
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	24	450
Sandy Spring Bancorp, Inc. (Banks)	34	1,404
Sangamo Therapeutics, Inc.* (Biotechnology)	92	395
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	46	2,118
Sapiens International Corp. N.V. (Software)	24	631
Sarcos Technology and Robotics Corp.* (Machinery)	58	194
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	9	471
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	20	639
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	20	711
Scholastic Corp. (Media)	21	988
Schrodinger, Inc.* (Health Care Technology)	42	1,315
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	24	524
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	48	96
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	38	1,467
Sculptor Capital Management, Inc. (Capital Markets)	20	196
Seacoast Banking Corp. of Florida (Banks)	47	1,682
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	27	160
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	35	1,671
SecureWorks Corp.* - Class A (Software)	8	79
Seer, Inc.* (Life Sciences Tools & Services)	40	360
Select Energy Services, Inc.* (Energy Equipment & Services)	55	411
Select Medical Holdings Corp. (Health Care Providers & Services)	83	2,458
Selective Insurance Group, Inc. (Insurance)	46	3,582
Selectquote, Inc.* (Insurance)	103	190
Sema4 Holdings Corp.* (Health Care Technology)	122	198
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	49	3,054
Seneca Foods Corp.* - Class A (Food Products)	5	285
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	353	455
Sensient Technologies Corp. (Chemicals)	32	2,751
Seres Therapeutics, Inc.* (Biotechnology)	54	222
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts (REITs))	34	409
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	126	824
ServisFirst Bancshares, Inc. (Banks)	39	3,333
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	88	877
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	29	1,492
Sharecare, Inc.* (Health Care Technology)	47	67
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	37	825
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	86	2,032
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	27	5,696
Shoe Carnival, Inc. (Specialty Retail)	14	305
Shore Bancshares, Inc. (Banks)	14	274
ShotSpotter, Inc.* (Software)	7	235
Shutterstock, Inc. (Internet & Direct Marketing Retail)	19	1,074
SI-BONE, Inc.* (Health Care Equipment & Supplies)	26	349
Sierra Bancorp (Banks)	11	247
SIGA Technologies, Inc. (Pharmaceuticals)	36	619
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	17	158
Signet Jewelers, Ltd. (Specialty Retail)	36	2,195
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	28	4,129
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	27	1,229
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	9	407
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	8	142
Silvergate Capital Corp.* - Class A (Banks)	24	2,239
Simmons First National Corp. - Class A (Banks)	96	2,280
Simpson Manufacturing Co., Inc. (Building Products)	33	3,408
Simulations Plus, Inc. (Health Care Technology)	12	770
Sinclair Broadcast Group, Inc. - Class A (Media)	32	699
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	43	164
SiriusPoint, Ltd.* (Insurance)	71	311
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	150	2,192
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	12	2,232
Sitio Royalties Corp. (Oil, Gas & Consumable Fuels)	10	280
SJW Corp. (Water Utilities)	21	1,379
Skillsoft Corp.* (Professional Services)	62	238

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Skillz, Inc.* (Entertainment)	235	$371
Skyline Champion Corp.* (Household Durables)	41	2,594
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8	108
SkyWest, Inc.* (Airlines)	38	918
Sleep Number Corp.* (Specialty Retail)	17	766
SM Energy Co. (Oil, Gas & Consumable Fuels)	93	3,839
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	38	746
SmartFinancial, Inc. (Banks)	12	315
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	92	521
Smith & Wesson Brands, Inc. (Leisure Products)	35	509
Snap One Holdings Corp.* (Household Durables)	14	170
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	24	266
SolarWinds Corp. (IT Services)	37	396
Solid Power, Inc.* (Auto Components)	44	279
Solo Brands, Inc.* - Class A (Leisure Products)	17	85
SomaLogic, Inc.* (Life Sciences Tools & Services)	115	581
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	34	53
Sonic Automotive, Inc. - Class A (Specialty Retail)	16	670
Sonos, Inc.* (Household Durables)	98	2,167
Sorrento Therapeutics, Inc.* (Biotechnology)	293	762
South Jersey Industries, Inc. (Gas Utilities)	95	3,257
South Plains Financial, Inc. (Banks)	8	211
Southern First Bancshares, Inc.* (Banks)	6	269
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	6	324
Southside Bancshares, Inc. (Banks)	24	959
SouthState Corp. (Banks)	58	4,916
Southwest Gas Holdings, Inc. (Gas Utilities)	51	4,434
Sovos Brands, Inc.* (Food Products)	22	312
SP Plus Corp.* (Commercial Services & Supplies)	18	617
SpartanNash Co. (Food & Staples Retailing)	27	872
Spire Global, Inc.* (Technology Hardware, Storage & Peripherals)	96	144
Spire, Inc. (Gas Utilities)	39	2,934
Spirit Airlines, Inc.* (Airlines)	84	2,081
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	33	325
SpringWorks Therapeutics, Inc.* (Biotechnology)	27	807
Sprout Social, Inc.* - Class A (Software)	35	1,824
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	84	2,322
SPS Commerce, Inc.* (Software)	28	3,352
SPX Corp.* (Machinery)	34	2,010
Squarespace, Inc.* - Class A (IT Services)	24	510
STAAR Surgical Co.* (Health Care Equipment & Supplies)	37	2,986
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	139	4,555
Stagwell, Inc.* (Media)	60	397
Standard Motor Products, Inc. (Auto Components)	16	732
Standex International Corp. (Machinery)	9	874
Starry Group Holdings, Inc.* - Class A (Diversified Telecommunication Services)	18	58
Steelcase, Inc. - Class A (Commercial Services & Supplies)	66	735
Stem, Inc.* (Electrical Equipment)	111	1,258
Stepan Co. (Chemicals)	16	1,795
StepStone Group, Inc. - Class A (Capital Markets)	41	1,092
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	13	81
Sterling Check Corp.* (Professional Services)	18	354
Sterling Construction Co., Inc.* (Construction & Engineering)	23	591
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	61	1,934
Stewart Information Services Corp. (Insurance)	21	1,148
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	63	376
Stock Yards Bancorp, Inc. (Banks)	22	1,521
Stoke Therapeutics, Inc.* (Biotechnology)	17	251
StoneCo, Ltd.* - Class A (IT Services)	213	2,041
StoneMor, Inc.* (Diversified Consumer Services)	21	71
Stoneridge, Inc.* (Auto Components)	20	376
StoneX Group, Inc.* (Capital Markets)	13	1,133
Strategic Education, Inc. (Diversified Consumer Services)	18	1,293
Stratus Properties, Inc.* (Real Estate Management & Development)	5	158
Stride, Inc.* (Diversified Consumer Services)	31	1,385
Sturm Ruger & Co., Inc. (Leisure Products)	13	860
Summit Financial Group, Inc. (Banks)	9	275
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts (REITs))	81	636
Summit Materials, Inc.* - Class A (Construction Materials)	91	2,503
Sumo Logic, Inc.* (Software)	66	447
Sun Country Airlines Holdings, Inc.* (Airlines)	25	504
SunCoke Energy, Inc. (Metals & Mining)	64	474
Sunlight Financial Holdings, Inc.* (Consumer Finance)	19	72
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	76	1,978
SunOpta, Inc.* (Food Products)	75	662
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	63	1,283
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts (REITs))	165	1,869

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	35	$1,891
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	9	166
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	38	1,207
Surgery Partners, Inc.* (Health Care Providers & Services)	31	1,221
Surmodics, Inc.* (Health Care Equipment & Supplies)	10	348
Sutro BioPharma, Inc.* (Biotechnology)	34	199
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	10	157
SWK Holdings Corp.* (Diversified Financial Services)	3	54
Sylvamo Corp. (Paper & Forest Products)	27	1,060
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	31	4,492
Syndax Pharmaceuticals, Inc.* (Biotechnology)	40	815
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	15	116
Talaris Therapeutics, Inc.* (Biotechnology)	17	76
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	51	966
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	78	1,269
Tango Therapeutics, Inc.* (Biotechnology)	36	147
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	24	330
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	14	210
Tattooed Chef, Inc.* (Food Products)	38	240
Taylor Morrison Home Corp.* (Household Durables)	89	2,554
TechTarget, Inc.* (Media)	21	1,369
Teekay Corp.* (Oil, Gas & Consumable Fuels)	54	170
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	18	376
TEGNA, Inc. (Media)	172	3,601
Tejon Ranch Co.* (Real Estate Management & Development)	16	264
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	78	1,233
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	393	1,462
Telos Corp.* (Software)	41	326
Tenable Holdings, Inc.* (Software)	85	3,285
Tenaya Therapeutics, Inc.* (Biotechnology)	22	105
Tennant Co. (Machinery)	14	938
Tenneco, Inc.* (Auto Components)	64	1,208
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	2	4
Terawulf, Inc.* (Software)	16	23
Terex Corp. (Machinery)	52	1,743
Terran Orbital Corp.* (Aerospace & Defense)	18	76
Terreno Realty Corp. (Equity Real Estate Investment Trusts (REITs))	57	3,571
TETRA Technologies, Inc.* (Energy Equipment & Services)	96	420
Texas Capital Bancshares, Inc.* (Banks)	39	2,286
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	53	4,622
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	36	1,223
TG Therapeutics, Inc.* (Biotechnology)	103	617
The Andersons, Inc. (Food & Staples Retailing)	25	904
The Arena Group Holdings, Inc.* (Interactive Media & Services)	9	94
The Bancorp, Inc.* (Banks)	43	1,058
The Bank of NT Butterfield & Son, Ltd. (Banks)	38	1,288
The Beachbody Co., Inc.* (Diversified Consumer Services)	81	97
The Beauty Health Co.* (Personal Products)	77	1,026
The Brink's Co. (Commercial Services & Supplies)	36	2,050
The Buckle, Inc. (Specialty Retail)	23	695
The Cato Corp. - Class A (Specialty Retail)	14	173
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	38	1,111
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	26	900
The Children's Place, Inc.* (Specialty Retail)	10	433
The Container Store Group, Inc.* (Specialty Retail)	25	187
The Duckhorn Portfolio, Inc.* (Beverages)	28	514
The E.W. Scripps Co.* - Class A (Media)	45	642
The Ensign Group, Inc. (Health Care Providers & Services)	41	3,267
The First Bancorp, Inc. (Banks)	7	211
The First Bancshares, Inc. (Banks)	15	435
The First of Long Island Corp. (Banks)	17	309
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	91	597
The Goodyear Tire & Rubber Co.* (Auto Components)	216	2,652
The Gorman-Rupp Co. (Machinery)	18	553
The Greenbrier Cos., Inc. (Machinery)	25	796
The Hackett Group, Inc. (IT Services)	21	440
The Hain Celestial Group, Inc.* (Food Products)	58	1,320
The Honest Co., Inc.* (Personal Products)	50	167
The Joint Corp.* (Health Care Providers & Services)	11	188
The Lovesac Co.* (Household Durables)	11	343
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	166	1,761
The Manitowoc Co., Inc.* (Machinery)	27	309
The Marcus Corp.* (Entertainment)	18	296
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	103	802
The ODP Corp.* (Specialty Retail)	33	1,198
The Oncology Institute, Inc.* (Health Care Providers & Services)	14	90

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	17	$143
The Pennant Group, Inc.* (Health Care Providers & Services)	20	267
The RealReal, Inc.* (Internet & Direct Marketing Retail)	66	154
The RMR Group, Inc. - Class A (Real Estate Management & Development)	12	347
The Shyft Group, Inc. (Machinery)	27	700
The Simply Good Foods Co.* (Food Products)	69	2,250
The St Joe Co. (Real Estate Management & Development)	27	1,135
The Vita Coco Co., Inc.* (Beverages)	21	253
The York Water Co. (Water Utilities)	11	473
TherapeuticsMD, Inc.* (Pharmaceuticals)	1	6
Theravance Biopharma, Inc.* (Pharmaceuticals)	50	440
Thermon Group Holdings, Inc.* (Electrical Equipment)	25	389
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	13	94
Third Coast Bancshares, Inc.* (Banks)	10	188
Thorne HealthTech, Inc.* (Personal Products)	11	57
ThredUp, Inc.* - Class A (Internet & Direct Marketing Retail)	45	101
Thryv Holdings, Inc.* (Media)	20	487
Tidewater, Inc.* (Energy Equipment & Services)	29	639
Tile Shop Holdings, Inc. (Specialty Retail)	28	93
Tilly's, Inc. - Class A (Specialty Retail)	18	136
TimkenSteel Corp.* (Metals & Mining)	36	730
Tiptree, Inc. (Insurance)	18	200
Titan International, Inc.* (Machinery)	39	654
Titan Machinery, Inc.* (Trading Companies & Distributors)	16	450
Tompkins Financial Corp. (Banks)	11	849
Tootsie Roll Industries, Inc. (Food Products)	12	421
Torrid Holdings, Inc.* (Specialty Retail)	11	45
TowneBank (Banks)	52	1,553
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts (REITs))	53	575
TPI Composites, Inc.* (Electrical Equipment)	28	461
Traeger, Inc.* (Household Durables)	25	77
Transcat, Inc.* (Trading Companies & Distributors)	5	312
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	43
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	21	848
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	17	88
TravelCenters of America, Inc.* (Specialty Retail)	10	417
Travere Therapeutics, Inc.* (Biotechnology)	47	1,106
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	26	440
Trean Insurance Group, Inc.* (Insurance)	17	88
Tredegar Corp. (Chemicals)	21	220
TreeHouse Foods, Inc.* (Food Products)	39	1,693
Tri Pointe Homes, Inc.* (Household Durables)	79	1,463
Tricida, Inc.* (Pharmaceuticals)	26	238
TriCo Bancshares (Banks)	24	1,147
TriMas Corp. (Containers & Packaging)	33	977
TriNet Group, Inc.* (Professional Services)	29	2,393
Trinity Industries, Inc. (Machinery)	64	1,661
Trinseo PLC (Chemicals)	28	1,002
Triton International, Ltd. (Trading Companies & Distributors)	49	3,140
Triumph Bancorp, Inc.* (Banks)	18	1,308
Triumph Group, Inc.* (Aerospace & Defense)	49	761
Tronox Holdings PLC - Class A (Chemicals)	90	1,405
TrueBlue, Inc.* (Professional Services)	25	541
TrueCar, Inc.* (Interactive Media & Services)	71	182
Trupanion, Inc.* (Insurance)	30	1,891
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	14	470
Trustmark Corp. (Banks)	47	1,526
TTEC Holdings, Inc. (IT Services)	15	1,098
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	78	1,055
Tucows, Inc.* (IT Services)	8	370
Tupperware Brands Corp.* (Household Durables)	35	261
Turning Point Brands, Inc. (Tobacco)	12	288
Turning Point Therapeutics, Inc.* (Biotechnology)	35	2,624
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	12	156
TuSimple Holdings, Inc.* - Class A (Road & Rail)	108	1,076
Tutor Perini Corp.* (Construction & Engineering)	32	291
Twist Bioscience Corp.* (Biotechnology)	43	1,881
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	266	1,431
Tyra Biosciences, Inc.* (Biotechnology)	10	107
U.S. Cellular Corp.* (Wireless Telecommunication Services)	11	322
U.S. Lime & Minerals, Inc. (Construction Materials)	2	206
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	10	1,298
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	57	788
Udemy, Inc.* (Diversified Consumer Services)	56	669
UFP Industries, Inc. (Building Products)	47	4,333
UFP Technologies, Inc.* (Containers & Packaging)	5	403
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	35	1,176

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
UMB Financial Corp. (Banks)	34	$3,077
UMH Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	38	810
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	11	150
UniFirst Corp. (Commercial Services & Supplies)	12	2,350
Unisys Corp.* (IT Services)	51	700
United Bankshares, Inc. (Banks)	102	3,950
United Community Banks, Inc. (Banks)	82	2,790
United Fire Group, Inc. (Insurance)	16	525
United Natural Foods, Inc.* (Food & Staples Retailing)	45	1,913
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	183	1,825
Unitil Corp. (Multi-Utilities)	12	657
Unity Bancorp, Inc. (Banks)	5	140
Universal Corp. (Tobacco)	19	1,062
Universal Electronics, Inc.* (Household Durables)	9	250
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	10	539
Universal Insurance Holdings, Inc. (Insurance)	20	253
Universal Logistics Holdings, Inc. (Road & Rail)	6	180
Universal Technical Institute, Inc.* (Diversified Consumer Services)	25	201
Univest Financial Corp. (Banks)	22	549
Upland Software, Inc.* (Software)	22	249
Upwork, Inc.* (Professional Services)	92	1,708
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	215	903
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	88	1,446
Urban One, Inc.* (Media)	9	32
Urban One, Inc.* (Media)	6	30
Urban Outfitters, Inc.* (Specialty Retail)	51	1,044
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	161	192
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	23	423
USANA Health Sciences, Inc.* (Personal Products)	9	627
USCB Financial Holdings, Inc.* (Banks)	8	97
UserTesting, Inc.* (Software)	36	228
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	274
Utz Brands, Inc. (Food Products)	51	858
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	45	267
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	31	81
Valaris, Ltd.* (Energy Equipment & Services)	47	2,358
Valhi, Inc. (Chemicals)	2	102
Valley National Bancorp (Banks)	332	3,880
Value Line, Inc. (Capital Markets)	1	87
Vanda Pharmaceuticals, Inc.* (Biotechnology)	43	464
Varex Imaging Corp.* (Health Care Equipment & Supplies)	30	669
Varonis Systems, Inc.* (Software)	84	2,136
Vaxart, Inc.* (Biotechnology)	95	350
Vaxcyte, Inc.* (Pharmaceuticals)	41	946
VBI Vaccines, Inc.* (Biotechnology)	148	126
Vector Group, Ltd. (Tobacco)	111	1,237
Vectrus, Inc.* (Aerospace & Defense)	9	299
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	38	828
Velo3D, Inc.*(a) (Technology Hardware, Storage & Peripherals)	43	138
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	7	83
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	149	156
Ventyx Biosciences, Inc.* (Pharmaceuticals)	17	257
Vera Therapeutics, Inc.* (Biotechnology)	11	190
Veracyte, Inc.* (Biotechnology)	55	1,449
Vericel Corp.* (Biotechnology)	36	1,171
Verint Systems, Inc.* (Software)	49	2,238
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	66	921
Veritex Holdings, Inc. (Banks)	40	1,238
Veritiv Corp.* (Trading Companies & Distributors)	11	1,364
Veritone, Inc.* (Software)	24	169
Verra Mobility Corp.* - Class C (IT Services)	112	1,847
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	42	570
Veru, Inc.* (Personal Products)	50	605
Verve Therapeutics, Inc.* (Biotechnology)	28	689
Via Renewables, Inc. (Multi-Utilities)	9	73
Viad Corp.* (Commercial Services & Supplies)	16	540
Viant Technology, Inc.* - Class A (Software)	11	55
Viavi Solutions, Inc.* (Communications Equipment)	175	2,591
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	42	164
Vicor Corp.* (Electrical Equipment)	17	1,240
Victory Capital Holdings, Inc. - Class A (Capital Markets)	13	360
View, Inc.* (Building Products)	86	190
ViewRay, Inc.* (Health Care Equipment & Supplies)	114	348
Village Super Market, Inc. - Class A (Food & Staples Retailing)	7	158
Vimeo, Inc.* (Interactive Media & Services)	110	612
Vinco Ventures, Inc.* (Leisure Products)	141	107
Vintage Wine Estates, Inc.* (Beverages)	25	184
Vir Biotechnology, Inc.* (Biotechnology)	56	1,557
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	176	1,309
Viridian Therapeutics, Inc.* (Biotechnology)	20	265
Virtus Investment Partners, Inc. (Capital Markets)	5	1,032

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	102	$2,107
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	10	312
Vista Outdoor, Inc.* (Leisure Products)	43	1,294
VistaGen Therapeutics, Inc.* (Biotechnology)	150	21
Visteon Corp.* (Auto Components)	21	2,679
Vital Farms, Inc.* (Food Products)	23	271
Vivid Seats, Inc. - Class A (Internet & Direct Marketing Retail)	19	159
Vivint Smart Home, Inc.* (Diversified Consumer Services)	73	349
Vizio Holding Corp.* - Class A (Semiconductors & Semiconductor Equipment)	52	476
Volta, Inc.*(a) (Specialty Retail)	94	173
VSE Corp. (Commercial Services & Supplies)	8	336
Vuzix Corp.*(a) (Household Durables)	46	376
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	73	363
Wabash National Corp. (Machinery)	37	668
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	24	2,703
Warby Parker, Inc.*(a) - Class A (Specialty Retail)	64	793
Warrior Met Coal, Inc. (Metals & Mining)	40	1,277
Washington Federal, Inc. (Thrifts & Mortgage Finance)	50	1,707
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	67	1,485
Washington Trust Bancorp, Inc. (Banks)	13	713
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	15	280
Watts Water Technologies, Inc. - Class A (Machinery)	21	2,901
WD-40 Co. (Household Products)	11	1,951
Weatherford International PLC* (Energy Equipment & Services)	54	1,249
Weave Communications, Inc.* (Software)	4	20
Weber, Inc. - Class A (Household Durables)	21	134
Weis Markets, Inc. (Food & Staples Retailing)	13	1,000
Wejo Group, Ltd.* (Interactive Media & Services)	18	26
Werner Enterprises, Inc. (Road & Rail)	50	2,198
WesBanco, Inc. (Banks)	45	1,535
WESCO International, Inc.* (Trading Companies & Distributors)	1	128
West Bancorp, Inc. (Banks)	12	312
Westamerica Bancorp (Banks)	20	1,200
Weyco Group, Inc. (Distributors)	5	132
Wheels Up Experience, Inc.* (Airlines)	122	273
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	36	404
Whole Earth Brands, Inc.* (Food Products)	31	167
WideOpenWest, Inc.* (Media)	41	754
Willdan Group, Inc.* (Professional Services)	9	245
Wingstop, Inc. (Hotels, Restaurants & Leisure)	23	2,901
Winmark Corp. (Specialty Retail)	2	444
Winnebago Industries, Inc. (Automobiles)	25	1,508
WisdomTree Investments, Inc. (Capital Markets)	105	546
WM Technology, Inc.* (Software)	55	187
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	62	1,393
Workhorse Group, Inc.* (Automobiles)	113	370
Workiva, Inc.* (Software)	37	2,424
World Acceptance Corp.* (Consumer Finance)	3	332
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	48	1,331
Worthington Industries, Inc. (Metals & Mining)	24	1,229
WSFS Financial Corp. (Thrifts & Mortgage Finance)	50	2,386
WW International, Inc.* (Diversified Consumer Services)	42	279
Xencor, Inc.* (Biotechnology)	44	1,262
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts (REITs))	88	1,445
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	102	145
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	88	1,507
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	26	988
Xos, Inc.*(a) (Machinery)	42	75
XPEL, Inc.* (Auto Components)	17	1,042
Xperi Holding Corp. (Software)	80	1,341
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	13	193
Yelp, Inc.* (Interactive Media & Services)	53	1,625
Yext, Inc.* (Software)	92	403
Y-mAbs Therapeutics, Inc.* (Biotechnology)	28	437
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	30	876
Zeta Global Holdings Corp.* - Class A (Software)	24	128
Ziff Davis, Inc.* (Interactive Media & Services)	35	2,865
Zimvie, Inc.* (Health Care Equipment & Supplies)	16	311
ZipRecruiter, Inc.* (Interactive Media & Services)	61	1,069
Zumiez, Inc.* (Specialty Retail)	12	312
Zuora, Inc.* - Class A (Software)	87	740
Zurn Elkay Water Solutions Corp. (Building Products)	96	2,779
Zynex, Inc. (Health Care Equipment & Supplies)	17	146
TOTAL COMMON STOCKS
(Cost $1,152,888)		1,909,195

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Right NM

	No. of Rights	Value
Zogenix, Inc.,CVR*+(b) (Pharmaceuticals)	40	$27
TOTAL RIGHT
(Cost $–)		27

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance *+ (Metals & Mining)	290	$—
TOTAL TRUST
(Cost $–)		–

Repurchase Agreements(c)(d) (35.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%-2.20%, dated 7/29/22, due 8/1/22, total to be received $1,053,191	$1,053,000	$1,053,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,053,000)		1,053,000

Collateral for Securities Loaned(e) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.12%(f)	14,361	$14,361
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,361)		14,361
TOTAL INVESTMENT SECURITIES
(Cost $2,220,249) - 101.0%		2,976,583
Net other assets (liabilities) - (1.0)%		(29,735)

NET ASSETS - 100.0%		$2,946,848

†	Number of shares is less than 0.50.

*	Non-income producing security.

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2022, these securities represented less than 0.005% of the net assets of the Fund.

(a)	All or part of this security was on loan as of July 31, 2022. The total value of securities on loan as of July 31, 2022 was $13,988.

(b)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).

(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $135,000.

(e)	Securities were purchased with cash collateral held from securities on loan at July 31, 2022.

(f)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2022.

CVR	Contingent Value Right

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/29/22	2.73%	$544,831	$10,837
Russell 2000 Index	UBS AG	8/29/22	2.33%	493,930	9,661
				$1,038,761	$20,498

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Small-Cap ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$16,803	0.6%
Air Freight & Logistics	7,476	0.3%
Airlines	7,471	0.3%
Auto Components	26,500	0.9%
Automobiles	4,041	0.1%
Banks	177,941	5.9%
Beverages	10,470	0.4%
Biotechnology	137,996	4.7%
Building Products	25,823	0.9%
Capital Markets	29,808	1.0%
Chemicals	39,686	1.3%
Commercial Services & Supplies	28,336	1.0%
Communications Equipment	19,200	0.7%
Construction & Engineering	26,763	0.9%
Construction Materials	2,709	0.1%
Consumer Discretionary Products	396	NM
Consumer Finance	12,563	0.4%
Containers & Packaging	6,039	0.2%
Distributors	761	NM
Diversified Consumer Services	19,365	0.7%
Diversified Financial Services	5,019	0.2%
Diversified Telecommunication Services	10,885	0.4%
Electric Utilities	13,987	0.5%
Electrical Equipment	24,040	0.8%
Electronic Equipment, Instruments & Components	42,176	1.4%
Energy Equipment & Services	29,801	1.0%
Entertainment	6,557	0.2%
Equity Real Estate Investment Trusts (REITs)	122,490	4.2%
Food & Staples Retailing	10,989	0.4%
Food Products	21,775	0.7%
Gas Utilities	24,140	0.8%
Health Care Equipment & Supplies	66,930	2.3%
Health Care Providers & Services	55,739	1.9%
Health Care Technology	20,359	0.7%
Hotels, Restaurants & Leisure	42,266	1.4%
Household Durables	31,334	1.1%
Household Products	5,069	0.2%
Independent Power and Renewable Electricity Producers	9,153	0.3%
Industrial Conglomerates	457	NM
Insurance	37,258	1.3%
Interactive Media & Services	13,749	0.5%
Internet & Direct Marketing Retail	8,977	0.3%
IT Services	45,177	1.5%
Leisure Products	12,030	0.4%
Life Sciences Tools & Services	13,062	0.4%
Machinery	73,772	2.5%
Marine	5,803	0.2%
Media	18,369	0.6%
Metals & Mining	26,872	0.9%
Mortgage Real Estate Investment Trusts (REITs)	28,087	1.0%
Multiline Retail	1,126	NM
Multi-Utilities	9,286	0.3%
Oil, Gas & Consumable Fuels	80,577	2.7%
Paper & Forest Products	2,967	0.1%
Personal Products	13,821	0.5%
Pharmaceuticals	29,825	1.0%
Professional Services	34,708	1.2%
Real Estate Management & Development	12,739	0.4%
Road & Rail	12,247	0.4%
Semiconductors & Semiconductor Equipment	56,950	1.9%
Software	91,654	3.1%
Specialty Retail	39,908	1.4%
Technology Hardware, Storage & Peripherals	7,374	0.2%
Textiles, Apparel & Luxury Goods	11,794	0.4%
Thrifts & Mortgage Finance	34,981	1.2%
Tobacco	2,797	0.1%
Trading Companies & Distributors	28,295	1.0%
Water Utilities	8,592	0.3%
Wireless Telecommunication Services	3,112	0.1%
Other **	1,037,626	35.2%
Total	$2,946,848	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (66.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,130	$161,861
A.O. Smith Corp. (Building Products)	258	16,324
Abbott Laboratories (Health Care Equipment & Supplies)	3,481	378,873
AbbVie, Inc. (Biotechnology)	3,512	504,008
ABIOMED, Inc.* (Health Care Equipment & Supplies)	90	26,371
Accenture PLC - Class A (IT Services)	1,259	385,581
Activision Blizzard, Inc. (Entertainment)	1,554	124,242
Adobe, Inc.* (Software)	939	385,102
Advance Auto Parts, Inc. (Specialty Retail)	122	23,622
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,221	304,288
Aflac, Inc. (Insurance)	1,177	67,442
Agilent Technologies, Inc. (Life Sciences Tools & Services)	598	80,192
Air Products & Chemicals, Inc. (Chemicals)	441	109,469
Akamai Technologies, Inc.* (IT Services)	317	30,502
Alaska Air Group, Inc.* (Airlines)	251	11,127
Albemarle Corp. (Chemicals)	233	56,924
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	296	49,071
Align Technology, Inc.* (Health Care Equipment & Supplies)	145	40,741
Allegion PLC (Building Products)	175	18,498
Alliant Energy Corp. (Electric Utilities)	499	30,404
Alphabet, Inc.* - Class A (Interactive Media & Services)	11,962	1,391,421
Alphabet, Inc.* - Class C (Interactive Media & Services)	10,947	1,276,858
Altria Group, Inc. (Tobacco)	3,600	157,896
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	17,384	2,345,970
Amcor PLC (Containers & Packaging)	2,991	38,733
Ameren Corp. (Multi-Utilities)	513	47,771
American Airlines Group, Inc.* (Airlines)	1,294	17,741
American Electric Power Co., Inc. (Electric Utilities)	1,022	100,728
American Express Co. (Consumer Finance)	1,213	186,826
American International Group, Inc. (Insurance)	1,574	81,486
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	922	249,705
American Water Works Co., Inc. (Water Utilities)	363	56,425
Ameriprise Financial, Inc. (Capital Markets)	219	59,112
AmerisourceBergen Corp. (Health Care Providers & Services)	299	43,633
AMETEK, Inc. (Electrical Equipment)	458	56,563
Amgen, Inc. (Biotechnology)	1,062	262,813
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,187	91,554
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,041	179,010
ANSYS, Inc.* (Software)	173	48,265
Aon PLC (Insurance)	421	122,528
APA Corp. (Oil, Gas & Consumable Fuels)	674	25,053
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,546	4,964,030
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,757	186,207
Aptiv PLC* (Auto Components)	538	56,431
Archer-Daniels-Midland Co. (Food Products)	1,119	92,619
Arista Networks, Inc.* (Communications Equipment)	447	52,134
Arthur J. Gallagher & Co. (Insurance)	417	74,639
Assurant, Inc. (Insurance)	108	18,984
AT&T, Inc. (Diversified Telecommunication Services)	14,238	267,390
Atmos Energy Corp. (Gas Utilities)	275	33,382
Autodesk, Inc.* (Software)	432	93,450
Automatic Data Processing, Inc. (IT Services)	830	200,130
AutoZone, Inc.* (Specialty Retail)	39	83,358
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	277	59,261
Avery Dennison Corp. (Containers & Packaging)	162	30,855
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,861	47,809
Ball Corp. (Containers & Packaging)	637	46,768
Bank of America Corp. (Banks)	14,087	476,280
Bath & Body Works, Inc. (Specialty Retail)	476	16,917
Baxter International, Inc. (Health Care Equipment & Supplies)	1,002	58,777
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	567	138,524
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,593	1,080,056
Best Buy Co., Inc. (Specialty Retail)	403	31,027
Biogen, Inc.* (Biotechnology)	291	62,582
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	43	24,220
Bio-Techne Corp. (Life Sciences Tools & Services)	77	29,667
BlackRock, Inc. - Class A (Capital Markets)	282	188,709
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	81	156,791
BorgWarner, Inc. (Auto Components)	478	18,384
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	282	25,707
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,844	116,746
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,231	312,163
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	812	434,810
Broadridge Financial Solutions, Inc. (IT Services)	233	37,408
Brown & Brown, Inc. (Insurance)	466	30,337
Brown-Forman Corp. - Class B (Beverages)	365	27,090
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	252	27,896
Cadence Design Systems, Inc.* (Software)	549	102,158

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	427	$19,510
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	211	29,772
Campbell Soup Co. (Food Products)	402	19,839
Capital One Financial Corp. (Consumer Finance)	782	85,887
Cardinal Health, Inc. (Health Care Providers & Services)	542	32,282
CarMax, Inc.* (Specialty Retail)	318	31,654
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	1,973	17,875
Carrier Global Corp. (Building Products)	1,686	68,334
Catalent, Inc.* (Pharmaceuticals)	356	40,264
Caterpillar, Inc. (Machinery)	1,060	210,145
Cboe Global Markets, Inc. (Capital Markets)	211	26,033
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	650	55,653
CDW Corp. (Electronic Equipment, Instruments & Components)	268	48,650
Celanese Corp. (Chemicals)	216	25,382
Centene Corp.* (Health Care Providers & Services)	1,164	108,217
CenterPoint Energy, Inc. (Multi-Utilities)	1,252	39,676
Ceridian HCM Holding, Inc.* (Software)	272	14,897
CF Industries Holdings, Inc. (Chemicals)	413	39,437
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	102	25,555
Charter Communications, Inc.* - Class A (Media)	231	99,815
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,903	639,233
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	55	86,032
Chubb, Ltd. (Insurance)	842	158,835
Church & Dwight Co., Inc. (Household Products)	481	42,314
Cigna Corp. (Health Care Providers & Services)	630	173,477
Cincinnati Financial Corp. (Insurance)	296	28,813
Cintas Corp. (Commercial Services & Supplies)	173	73,610
Cisco Systems, Inc. (Communications Equipment)	8,253	374,438
Citigroup, Inc. (Banks)	3,864	200,542
Citizens Financial Group, Inc. (Banks)	975	37,021
Citrix Systems, Inc. (Software)	248	25,150
CME Group, Inc. (Capital Markets)	714	142,429
CMS Energy Corp. (Multi-Utilities)	577	39,657
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,038	70,542
Colgate-Palmolive Co. (Household Products)	1,667	131,260
Comcast Corp. - Class A (Media)	8,882	333,252
Comerica, Inc. (Banks)	261	20,298
Conagra Brands, Inc. (Food Products)	955	32,671
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,569	250,298
Consolidated Edison, Inc. (Multi-Utilities)	704	69,886
Constellation Brands, Inc. - Class A (Beverages)	322	79,312
Constellation Energy Corp. (Electric Utilities)	650	42,965
Copart, Inc.* (Commercial Services & Supplies)	425	54,443
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,510	55,508
Corteva, Inc. (Chemicals)	1,440	82,872
Costco Wholesale Corp. (Food & Staples Retailing)	881	476,884
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,603	49,036
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	861	155,548
CSX Corp. (Road & Rail)	4,329	139,957
Cummins, Inc. (Machinery)	279	61,745
CVS Health Corp. (Health Care Providers & Services)	2,606	249,342
D.R. Horton, Inc. (Household Durables)	637	49,706
Danaher Corp. (Health Care Equipment & Supplies)	1,289	375,705
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	248	30,874
DaVita, Inc.* (Health Care Providers & Services)	121	10,183
Deere & Co. (Machinery)	554	190,122
Delta Air Lines, Inc.* (Airlines)	1,276	40,577
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	429	15,513
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,220	76,677
DexCom, Inc.* (Health Care Equipment & Supplies)	781	64,104
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	333	42,631
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	567	75,099
Discover Financial Services (Consumer Finance)	559	56,459
DISH Network Corp.* - Class A (Media)	502	8,720
Dollar General Corp. (Multiline Retail)	454	112,787
Dollar Tree, Inc.* (Multiline Retail)	447	73,916
Dominion Energy, Inc. (Multi-Utilities)	1,612	132,151
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	71	27,840
Dover Corp. (Machinery)	286	38,232
Dow, Inc. (Chemicals)	1,448	77,048
DTE Energy Co. (Multi-Utilities)	385	50,166
Duke Energy Corp. (Electric Utilities)	1,530	168,193
Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	766	47,921
DuPont de Nemours, Inc. (Chemicals)	1,011	61,904
DXC Technology Co.* (IT Services)	489	15,452
Eastman Chemical Co. (Chemicals)	255	24,462
Eaton Corp. PLC (Electrical Equipment)	793	117,673
eBay, Inc. (Internet & Direct Marketing Retail)	1,114	54,174
Ecolab, Inc. (Chemicals)	495	81,759

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares		Value
Edison International (Electric Utilities)	758		$51,370
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,236		124,267
Electronic Arts, Inc. (Entertainment)	559		73,358
Elevance Health, Inc. (Health Care Providers & Services)	478		228,054
Eli Lilly & Co. (Pharmaceuticals)	1,567		516,624
Emerson Electric Co. (Electrical Equipment)	1,181		106,373
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	268		76,160
Entergy Corp. (Electric Utilities)	404		46,513
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,164		129,460
EPAM Systems, Inc.* (IT Services)	114		39,815
Equifax, Inc. (Professional Services)	244		50,974
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	181		127,377
Equity Residential (Equity Real Estate Investment Trusts (REITs))	680		53,305
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	131		37,535
Etsy, Inc.* (Internet & Direct Marketing Retail)	252		26,137
Everest Re Group, Ltd. (Insurance)	78		20,385
Evergy, Inc. (Electric Utilities)	456		31,127
Eversource Energy (Electric Utilities)	683		60,254
Exelon Corp. (Electric Utilities)	1,951		90,702
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	301		31,921
Expeditors International of Washington, Inc. (Air Freight & Logistics)	335		35,594
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	267		50,602
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,374		811,692
F5, Inc.* (Communications Equipment)	121		20,251
FactSet Research Systems, Inc. (Capital Markets)	75		32,226
Fastenal Co. (Trading Companies & Distributors)	1,144		58,756
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	142		14,997
FedEx Corp. (Air Freight & Logistics)	474		110,485
Fidelity National Information Services, Inc. (IT Services)	1,215		124,124
Fifth Third Bancorp (Banks)	1,366		46,608
First Horizon Corp. (Banks)	–	†	6
First Republic Bank (Banks)	356		57,925
FirstEnergy Corp. (Electric Utilities)	1,136		46,690
Fiserv, Inc.* (IT Services)	1,157		122,272
FleetCor Technologies, Inc.* (IT Services)	154		33,894
FMC Corp. (Chemicals)	250		27,775
Ford Motor Co. (Automobiles)	7,858		115,434
Fortinet, Inc.* (Software)	1,324		78,977
Fortive Corp. (Machinery)	713		45,953
Fortune Brands Home & Security, Inc. (Building Products)	261		18,186
Fox Corp. - Class A (Media)	622		20,594
Fox Corp. - Class B (Media)	289		8,930
Franklin Resources, Inc. (Capital Markets)	558		15,317
Freeport-McMoRan, Inc. (Metals & Mining)	2,886		91,053
Garmin, Ltd. (Household Durables)	302		29,481
Gartner, Inc.* (IT Services)	160		42,477
Generac Holdings, Inc.* (Electrical Equipment)	128		34,342
General Dynamics Corp. (Aerospace & Defense)	458		103,815
General Electric Co. (Industrial Conglomerates)	2,186		161,567
General Mills, Inc. (Food Products)	1,196		89,449
General Motors Co.* (Automobiles)	2,902		105,227
Genuine Parts Co. (Distributors)	280		42,804
Gilead Sciences, Inc. (Biotechnology)	2,492		148,897
Global Payments, Inc. (IT Services)	560		68,499
Globe Life, Inc. (Insurance)	180		18,131
Halliburton Co. (Energy Equipment & Services)	1,795		52,594
Hartford Financial Services Group, Inc. (Insurance)	654		42,163
Hasbro, Inc. (Leisure Products)	261		20,546
HCA Healthcare, Inc. (Health Care Providers & Services)	451		95,801
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,077		29,758
Henry Schein, Inc.* (Health Care Providers & Services)	273		21,521
Hess Corp. (Oil, Gas & Consumable Fuels)	550		61,859
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,587		36,839
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	553		70,823
Hologic, Inc.* (Health Care Equipment & Supplies)	496		35,404
Honeywell International, Inc. (Industrial Conglomerates)	1,354		260,591
Hormel Foods Corp. (Food Products)	564		27,828
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,423		25,344
Howmet Aerospace, Inc. (Aerospace & Defense)	752		27,922
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,094		69,919
Humana, Inc. (Health Care Providers & Services)	251		120,982
Huntington Bancshares, Inc. (Banks)	2,864		38,063
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	80		17,347
IDEX Corp. (Machinery)	151		31,521
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	167		66,663
Illinois Tool Works, Inc. (Machinery)	564		117,177
Illumina, Inc.* (Life Sciences Tools & Services)	311		67,387
Incyte Corp.* (Biotechnology)	375		29,130
Ingersoll Rand, Inc. (Machinery)	807		40,189
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,137		295,454

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Intercontinental Exchange, Inc. (Capital Markets)	1,109	$113,107
International Business Machines Corp. (IT Services)	1,788	233,853
International Flavors & Fragrances, Inc. (Chemicals)	506	62,769
International Paper Co. (Containers & Packaging)	738	31,564
Intuit, Inc. (Software)	562	256,368
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	713	164,111
Invesco, Ltd. (Capital Markets)	671	11,904
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	377	90,582
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	578	28,027
J.B. Hunt Transport Services, Inc. (Road & Rail)	167	30,606
Jack Henry & Associates, Inc. (IT Services)	144	29,919
Jacobs Engineering Group, Inc. (Professional Services)	255	35,012
Johnson & Johnson (Pharmaceuticals)	5,232	913,088
Johnson Controls International PLC (Building Products)	1,382	74,503
JPMorgan Chase & Co. (Banks)	5,838	673,471
Juniper Networks, Inc. (Communications Equipment)	645	18,079
Kellogg Co. (Food Products)	503	37,182
Keurig Dr Pepper, Inc. (Beverages)	1,467	56,832
KeyCorp (Banks)	1,857	33,983
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	363	59,024
Kimberly-Clark Corp. (Household Products)	670	88,299
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,230	27,195
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,877	69,747
KLA Corp. (Semiconductors & Semiconductor Equipment)	297	113,911
L3Harris Technologies, Inc. (Aerospace & Defense)	384	92,148
Laboratory Corp. of America Holdings (Health Care Providers & Services)	184	48,243
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	275	137,640
Lamb Weston Holding, Inc. (Food Products)	286	22,783
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	685	25,818
Leidos Holdings, Inc. (Professional Services)	271	28,997
Lennar Corp. - Class A (Household Durables)	514	43,690
Lincoln National Corp. (Insurance)	322	16,531
Linde PLC (Chemicals)	1,000	302,001
Live Nation Entertainment, Inc.* (Entertainment)	272	25,565
LKQ Corp. (Distributors)	518	28,407
Lockheed Martin Corp. (Aerospace & Defense)	471	194,905
Loews Corp. (Insurance)	388	22,601
Lowe's Cos., Inc. (Specialty Retail)	1,312	251,287
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,851	20,157
LyondellBasell Industries N.V. - Class A (Chemicals)	514	45,808
M&T Bank Corp. (Banks)	357	63,350
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,408	34,918
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,076	98,626
MarketAxess Holdings, Inc. (Capital Markets)	74	20,038
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	547	86,797
Marsh & McLennan Cos., Inc. (Insurance)	999	163,795
Martin Marietta Materials, Inc. (Construction Materials)	125	44,010
Masco Corp. (Building Products)	469	25,973
Mastercard, Inc. - Class A (IT Services)	1,706	603,566
Match Group, Inc.* (Interactive Media & Services)	568	41,640
McCormick & Co., Inc. (Food Products)	498	43,500
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,468	386,626
McKesson Corp. (Health Care Providers & Services)	288	98,375
Medtronic PLC (Health Care Equipment & Supplies)	2,664	246,473
Merck & Co., Inc. (Pharmaceuticals)	5,026	449,023
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	4,564	726,132
MetLife, Inc. (Insurance)	1,376	87,032
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	44	59,388
MGM Resorts International (Hotels, Restaurants & Leisure)	703	23,009
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,106	76,159
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,219	137,267
Microsoft Corp. (Software)	14,873	4,175,445
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	230	42,718
Moderna, Inc.* (Biotechnology)	688	112,894
Mohawk Industries, Inc.* (Household Durables)	103	13,233
Molina Healthcare, Inc.* (Health Care Providers & Services)	117	38,343
Molson Coors Beverage Co. - Class B (Beverages)	375	22,406
Mondelez International, Inc. - Class A (Food Products)	2,750	176,109
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	87	40,431

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Monster Beverage Corp.* (Beverages)	748	$74,516
Moody's Corp. (Capital Markets)	318	98,660
Morgan Stanley (Capital Markets)	2,781	234,438
Motorola Solutions, Inc. (Communications Equipment)	334	79,689
MSCI, Inc. - Class A (Capital Markets)	161	77,496
Nasdaq, Inc. (Capital Markets)	230	41,607
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	442	31,528
Netflix, Inc.* (Entertainment)	882	198,362
Newell Brands, Inc. (Household Durables)	735	14,854
Newmont Corp. (Metals & Mining)	1,578	71,452
News Corp. - Class A (Media)	777	13,318
News Corp. - Class B (Media)	242	4,182
NextEra Energy, Inc. (Electric Utilities)	3,904	329,848
Nielsen Holdings PLC (Professional Services)	716	17,148
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,521	289,714
NiSource, Inc. (Multi-Utilities)	809	24,594
Nordson Corp. (Machinery)	107	24,716
Norfolk Southern Corp. (Road & Rail)	474	119,055
Northern Trust Corp. (Capital Markets)	413	41,209
Northrop Grumman Corp. (Aerospace & Defense)	289	138,402
NortonLifelock, Inc. (Software)	1,157	28,381
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	835	10,145
NRG Energy, Inc. (Electric Utilities)	473	17,856
Nucor Corp. (Metals & Mining)	527	71,567
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,979	904,337
NVR, Inc.* (Household Durables)	6	26,359
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	521	95,801
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,771	116,443
Old Dominion Freight Line, Inc. (Road & Rail)	182	55,239
Omnicom Group, Inc. (Media)	409	28,565
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	864	57,698
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	889	53,109
Oracle Corp. (Software)	3,128	243,484
O'Reilly Automotive, Inc.* (Specialty Retail)	131	92,170
Organon & Co. (Pharmaceuticals)	506	16,050
Otis Worldwide Corp. (Machinery)	840	65,663
PACCAR, Inc. (Machinery)	691	63,240
Packaging Corp. of America (Containers & Packaging)	185	26,013
Paramount Global - Class B (Media)	1,210	28,617
Parker-Hannifin Corp. (Machinery)	254	73,429
Paychex, Inc. (IT Services)	639	81,971
Paycom Software, Inc.* (Software)	95	31,397
PayPal Holdings, Inc.* (IT Services)	2,303	199,279
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	325	11,229
Pentair PLC (Machinery)	330	16,134
PepsiCo, Inc. (Beverages)	2,751	481,315
PerkinElmer, Inc. (Life Sciences Tools & Services)	251	38,446
Pfizer, Inc. (Pharmaceuticals)	11,147	563,035
Philip Morris International, Inc. (Tobacco)	3,082	299,416
Phillips 66 (Oil, Gas & Consumable Fuels)	955	84,995
Pinnacle West Capital Corp. (Electric Utilities)	225	16,531
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	447	105,917
Pool Corp. (Distributors)	80	28,616
PPG Industries, Inc. (Chemicals)	470	60,766
PPL Corp. (Electric Utilities)	1,465	42,602
Principal Financial Group, Inc. (Insurance)	468	31,328
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	1,469	194,731
Prudential Financial, Inc. (Insurance)	745	74,493
PTC, Inc.* (Software)	209	25,786
Public Service Enterprise Group, Inc. (Multi-Utilities)	992	65,145
Public Storage (Equity Real Estate Investment Trusts (REITs))	303	98,902
PulteGroup, Inc. (Household Durables)	472	20,589
PVH Corp. (Textiles, Apparel & Luxury Goods)	135	8,359
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	216	22,479
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,225	322,759
Quanta Services, Inc. (Construction & Engineering)	285	39,538
Quest Diagnostics, Inc. (Health Care Providers & Services)	234	31,957
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	92	9,074
Raymond James Financial, Inc. (Capital Markets)	387	38,108
Raytheon Technologies Corp. (Aerospace & Defense)	2,956	275,529
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	1,195	88,418
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	308	19,844
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	215	125,063
Regions Financial Corp. (Banks)	1,861	39,416
Republic Services, Inc. (Commercial Services & Supplies)	413	57,267
ResMed, Inc. (Health Care Equipment & Supplies)	289	69,510
Robert Half International, Inc. (Professional Services)	220	17,411
Rockwell Automation, Inc. (Electrical Equipment)	231	58,970
Rollins, Inc. (Commercial Services & Supplies)	451	17,395

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Roper Technologies, Inc. (Industrial Conglomerates)	210	$91,701
Ross Stores, Inc. (Specialty Retail)	698	56,719
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	447	17,303
S&P Global, Inc. (Capital Markets)	691	260,458
Salesforce, Inc.* (Software)	1,976	363,623
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	215	72,195
Schlumberger, Ltd. (Energy Equipment & Services)	2,809	104,017
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	393	31,432
Sealed Air Corp. (Containers & Packaging)	290	17,725
Sempra Energy (Multi-Utilities)	626	103,790
ServiceNow, Inc.* (Software)	399	178,217
Signature Bank (Banks)	126	23,382
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	652	70,833
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	319	34,733
Snap-on, Inc. (Machinery)	106	23,749
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	111	39,974
Southwest Airlines Co.* (Airlines)	1,179	44,942
Stanley Black & Decker, Inc. (Machinery)	300	29,199
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,278	193,129
State Street Corp. (Capital Markets)	730	51,859
STERIS PLC (Health Care Equipment & Supplies)	200	45,130
Stryker Corp. (Health Care Equipment & Supplies)	669	143,668
SVB Financial Group* (Banks)	117	47,215
Synchrony Financial (Consumer Finance)	997	33,380
Synopsys, Inc.* (Software)	303	111,353
Sysco Corp. (Food & Staples Retailing)	1,015	86,174
T. Rowe Price Group, Inc. (Capital Markets)	451	55,685
Take-Two Interactive Software, Inc.* (Entertainment)	313	41,544
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	503	16,916
Target Corp. (Multiline Retail)	920	150,310
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	640	85,587
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	93	36,400
Teleflex, Inc. (Health Care Equipment & Supplies)	93	22,363
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	317	31,982
Tesla, Inc.* (Automobiles)	1,669	1,487,829
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,831	327,548
Textron, Inc. (Aerospace & Defense)	429	28,160
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,329	29,530
The Allstate Corp. (Insurance)	546	63,866
The Bank of New York Mellon Corp. (Capital Markets)	1,479	64,277
The Boeing Co.* (Aerospace & Defense)	1,104	175,878
The Charles Schwab Corp. (Capital Markets)	2,996	206,874
The Clorox Co. (Household Products)	245	34,751
The Coca-Cola Co. (Beverages)	7,760	497,960
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	97	31,719
The Estee Lauder Co., Inc. (Personal Products)	463	126,445
The Goldman Sachs Group, Inc. (Capital Markets)	681	227,039
The Hershey Co. (Food Products)	289	65,880
The Home Depot, Inc. (Specialty Retail)	2,052	617,528
The Interpublic Group of Cos., Inc. (Media)	784	23,418
The JM Smucker Co. - Class A (Food Products)	216	28,581
The Kraft Heinz Co. (Food Products)	1,414	52,078
The Kroger Co. (Food & Staples Retailing)	1,304	60,558
The Mosaic Co. (Chemicals)	721	37,968
The PNC Financial Services Group, Inc. (Banks)	821	136,237
The Procter & Gamble Co. (Household Products)	4,767	662,183
The Progressive Corp. (Insurance)	1,163	133,815
The Sherwin-Williams Co. (Chemicals)	476	115,164
The Southern Co. (Electric Utilities)	2,111	162,315
The TJX Cos., Inc. (Specialty Retail)	2,335	142,809
The Travelers Cos., Inc. (Insurance)	477	75,700
The Walt Disney Co.* (Entertainment)	3,622	384,295
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,425	82,668
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	779	466,161
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,171	167,523
Tractor Supply Co. (Specialty Retail)	223	42,700
Trane Technologies PLC (Building Products)	466	68,497
TransDigm Group, Inc.* (Aerospace & Defense)	104	64,723
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	498	34,576
Truist Financial Corp. (Banks)	2,644	133,443
Twitter, Inc.* (Interactive Media & Services)	1,517	63,122
Tyler Technologies, Inc.* (Software)	82	32,718
Tyson Foods, Inc. - Class A (Food Products)	580	51,046
U.S. Bancorp (Banks)	2,687	126,826
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	595	28,798
Ulta Beauty, Inc.* (Specialty Retail)	104	40,447
Union Pacific Corp. (Road & Rail)	1,248	283,669
United Airlines Holdings , Inc.* (Airlines)	650	23,888

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,461	$284,734
United Rentals, Inc.* (Trading Companies & Distributors)	142	45,819
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,866	1,012,007
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	134	15,071
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	811	89,834
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	795	42,755
VeriSign, Inc.* (IT Services)	190	35,940
Verisk Analytics, Inc. (Professional Services)	313	59,548
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,343	385,363
Vertex Pharmaceuticals, Inc.* (Biotechnology)	508	142,448
VF Corp. (Textiles, Apparel & Luxury Goods)	643	28,729
Viatris, Inc. (Pharmaceuticals)	2,416	23,411
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,917	65,542
Visa, Inc. - Class A (IT Services)	3,269	693,387
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	317	9,634
Vulcan Materials Co. (Construction Materials)	264	43,647
W.R. Berkley Corp. (Insurance)	415	25,950
W.W. Grainger, Inc. (Trading Companies & Distributors)	86	46,744
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,427	56,538
Walmart, Inc. (Food & Staples Retailing)	2,791	368,552
Warner Bros Discovery, Inc.* (Entertainment)	4,397	65,955
Waste Management, Inc. (Commercial Services & Supplies)	760	125,065
Waters Corp.* (Life Sciences Tools & Services)	121	44,048
WEC Energy Group, Inc. (Multi-Utilities)	627	65,089
Wells Fargo & Co. (Banks)	7,541	330,823
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	902	77,879
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	147	50,503
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	625	30,688
Westinghouse Air Brake Technologies Corp. (Machinery)	364	34,023
WestRock Co. (Containers & Packaging)	510	21,604
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	1,480	53,754
Whirlpool Corp. (Household Durables)	112	19,361
Willis Towers Watson PLC (Insurance)	221	45,734
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	210	13,331
Xcel Energy, Inc. (Electric Utilities)	1,083	79,254
Xylem, Inc. (Machinery)	359	33,039
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	568	69,603
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	105	37,557
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	415	45,812
Zions Bancorp (Banks)	301	16,420
Zoetis, Inc. (Pharmaceuticals)	936	170,867
TOTAL COMMON STOCKS (Cost $23,638,423)		69,185,916

Repurchase Agreements(a)(b) (29.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%-2.20%, dated 7/29/22, due 8/1/22, total to be received $30,483,534	$30,478,000	$30,478,000
TOTAL REPURCHASE AGREEMENTS
(Cost $30,478,000)		30,478,000
TOTAL INVESTMENT SECURITIES
(Cost $54,116,423) - 96.1%		99,663,916
Net other assets (liabilities) - 3.9%		4,085,823

NET ASSETS - 100.0%		$103,749,739

†	Number of shares is less than 0.50.

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $17,498,000.

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	4	9/19/22	$826,700	$(5,467)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/29/22	2.93%	$45,842,089	$1,090,590
SPDR S&P 500 ETF	Goldman Sachs International	8/29/22	2.84%	23,446,303	620,062
				$69,288,392	$1,710,652

S&P 500	UBS AG	8/29/22	2.83%	$56,312,787	$1,447,710
SPDR S&P 500 ETF	UBS AG	8/29/22	2.43%	11,621,541	307,598
				$67,934,328	$1,755,308
				$137,222,720	$3,465,960

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2022

UltraBull ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$1,118,829	1.1%
Air Freight & Logistics	458,709	0.4%
Airlines	138,275	0.1%
Auto Components	74,815	0.1%
Automobiles	1,708,491	1.6%
Banks	2,501,310	2.4%
Beverages	1,239,430	1.2%
Biotechnology	1,387,835	1.3%
Building Products	290,315	0.3%
Capital Markets	2,006,584	1.9%
Chemicals	1,211,508	1.2%
Commercial Services & Supplies	327,779	0.3%
Communications Equipment	544,591	0.5%
Construction & Engineering	39,538	NM
Construction Materials	87,657	0.1%
Consumer Finance	362,552	0.4%
Containers & Packaging	213,262	0.2%
Distributors	99,827	0.1%
Diversified Financial Services	1,080,056	1.0%
Diversified Telecommunication Services	672,910	0.7%
Electric Utilities	1,317,351	1.3%
Electrical Equipment	373,921	0.4%
Electronic Equipment, Instruments & Components	448,856	0.4%
Energy Equipment & Services	204,420	0.2%
Entertainment	913,321	0.9%
Equity Real Estate Investment Trusts (REITs)	1,952,227	1.9%
Food & Staples Retailing	1,048,706	1.0%
Food Products	739,565	0.7%
Gas Utilities	33,382	NM
Health Care Equipment & Supplies	2,260,977	2.2%
Health Care Providers & Services	2,327,488	2.2%
Hotels, Restaurants & Leisure	1,278,655	1.2%
Household Durables	217,273	0.2%
Household Products	958,807	0.9%
Independent Power and Renewable Electricity Producers	29,530	NM
Industrial Conglomerates	675,720	0.7%
Insurance	1,404,588	1.4%
Interactive Media & Services	3,499,173	3.4%
Internet & Direct Marketing Retail	2,426,282	2.3%
IT Services	3,048,611	2.9%
Leisure Products	20,546	NM
Life Sciences Tools & Services	925,646	0.9%
Machinery	1,098,276	1.1%
Media	569,411	0.6%
Metals & Mining	234,072	0.2%
Multiline Retail	337,013	0.3%
Multi-Utilities	637,925	0.6%
Oil, Gas & Consumable Fuels	2,822,196	2.7%
Personal Products	126,445	0.1%
Pharmaceuticals	3,004,526	2.9%
Professional Services	209,090	0.2%
Real Estate Management & Development	55,653	0.1%
Road & Rail	628,526	0.6%
Semiconductors & Semiconductor Equipment	3,818,648	3.7%
Software	6,194,772	6.1%
Specialty Retail	1,430,239	1.4%
Technology Hardware, Storage & Peripherals	5,164,435	5.0%
Textiles, Apparel & Luxury Goods	352,792	0.3%
Tobacco	457,312	0.4%
Trading Companies & Distributors	151,319	0.1%
Water Utilities	56,425	0.1%
Wireless Telecommunication Services	167,523	0.2%
Other **	34,563,823	33.3%
Total	$103,749,739	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks (66.9%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	383	$3,819
1Life Healthcare, Inc.* (Health Care Providers & Services)	2,570	43,536
1st Source Corp. (Banks)	230	11,091
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	332	2,151
22nd Century Group, Inc.* (Tobacco)	2,303	3,869
23andMe Holding Co.* - Class A (Life Sciences Tools & Services)	2,446	6,800
2seventy bio, Inc.* (Biotechnology)	532	7,655
2U, Inc.* (Diversified Consumer Services)	1,063	10,407
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,804	20,638
4D Molecular Therapeutics, Inc.* (Biotechnology)	429	4,033
5E Advanced Materials, Inc.* (Metals & Mining)	460	7,489
8x8, Inc.* (Software)	1,566	7,658
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	311	6,998
A10 Networks, Inc. (Software)	938	13,986
Aadi Bioscience, Inc.* (Pharmaceuticals)	206	2,548
AAON, Inc. (Building Products)	625	37,606
AAR Corp.* (Aerospace & Defense)	481	21,419
Aaron's Co., Inc. (The) (Specialty Retail)	431	5,612
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	2,948	29,598
Abercrombie & Fitch Co.* (Specialty Retail)	706	12,574
ABM Industries, Inc. (Commercial Services & Supplies)	955	42,822
Absci Corp.* (Life Sciences Tools & Services)	749	2,464
Academy Sports & Outdoors, Inc. (Leisure Products)	1,195	51,422
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,711	25,135
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,327	22,732
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	836	10,082
ACCO Brands Corp. (Commercial Services & Supplies)	1,347	9,658
Accolade, Inc.* (Health Care Technology)	831	7,678
ACI Worldwide, Inc.* (Software)	1,631	46,532
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	851	13,114
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	682	11,512
ACNB Corp. (Banks)	121	3,980
Acushnet Holdings Corp. (Leisure Products)	488	23,780
ACV Auctions, Inc.* - Class A (Software)	1,605	11,861
Adagio Therapeutics, Inc.* (Biotechnology)	730	2,570
AdaptHealth Corp.* (Health Care Providers & Services)	1,028	22,729
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,587	14,537
Addus HomeCare Corp.* (Health Care Providers & Services)	220	20,418
Adicet Bio, Inc.* (Pharmaceuticals)	403	6,807
Adient PLC* (Auto Components)	1,351	45,637
ADMA Biologics, Inc.* (Biotechnology)	2,645	5,660
Adtalem Global Education, Inc.* (Diversified Consumer Services)	639	25,624
AdTheorent Holding Co., Inc.* (Media)	227	638
ADTRAN Holdings, Inc. (Communications Equipment)	1,008	24,283
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	535	47,877
AdvanSix, Inc. (Chemicals)	388	15,245
Advantage Solutions, Inc.* (Media)	1,175	5,217
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	415	3,050
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	667	4,676
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,130	49,370
Aerovate Therapeutics, Inc.* (Biotechnology)	131	2,915
AeroVironment, Inc.* (Aerospace & Defense)	331	28,678
AerSale Corp.* (Aerospace & Defense)	226	3,957
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,378	4,864
AEye, Inc.* (Electronic Equipment, Instruments & Components)	375	840
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts (REITs))	225	3,690
Affimed N.V.* (Biotechnology)	2,024	5,728
Agenus, Inc.* (Biotechnology)	3,844	9,918
Agiliti, Inc.* (Health Care Providers & Services)	391	8,559
Agilysys, Inc.* (Software)	278	13,427
Agios Pharmaceuticals, Inc.* (Biotechnology)	777	16,760
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,058	84,205
Air Transport Services Group, Inc.* (Air Freight & Logistics)	841	26,357
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	176	1,368
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	158	297
Akero Therapeutics, Inc.* (Biotechnology)	399	4,086
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	739	3,163
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	225	3,168
Alamo Group, Inc. (Machinery)	143	18,506
Alarm.com Holdings, Inc.* (Software)	684	48,407
Albany International Corp. - Class A (Machinery)	449	40,980
Albireo Pharma, Inc.* (Biotechnology)	245	5,094
Alector, Inc.* (Biotechnology)	885	9,045
Alerus Financial Corp. (Diversified Financial Services)	215	5,298
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	1,030	20,507

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Alexander's, Inc. (Equity Real Estate Investment Trusts (REITs))	31	$7,549
Alico, Inc. (Food Products)	90	3,280
Alight, Inc.* - Class A (Professional Services)	4,833	36,441
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,201	17,631
Alkami Technology, Inc.* (Software)	510	7,099
Alkermes PLC* (Biotechnology)	2,321	59,418
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,343	6,903
Allegheny Technologies, Inc.* (Metals & Mining)	1,767	43,981
Allegiance Bancshares, Inc. (Banks)	276	12,155
Allegiant Travel Co.* (Airlines)	221	25,484
ALLETE, Inc. (Electric Utilities)	816	50,649
Allied Motion Technologies, Inc. (Electrical Equipment)	185	4,984
Allogene Therapeutics, Inc.* (Biotechnology)	1,135	14,732
Allovir, Inc.* (Biotechnology)	442	2,029
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,621	25,644
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	313	13,149
Alpha Metallurgical Resources, Inc. (Metals & Mining)	255	34,874
Alpha Teknova, Inc.* (Biotechnology)	90	584
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,003	7,563
Alpine Immune Sciences, Inc.* (Biotechnology)	223	1,773
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	299	3,361
Altair Engineering, Inc.* - Class A (Software)	740	43,593
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	1,028	4,420
Altra Industrial Motion Corp. (Machinery)	926	38,642
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	597	4,680
ALX Oncology Holdings, Inc.* (Biotechnology)	305	2,952
Amalgamated Financial Corp. (Banks)	200	4,616
A-Mark Precious Metals, Inc. (Diversified Financial Services)	258	7,817
Ambac Financial Group, Inc.* (Insurance)	653	7,686
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	519	44,919
AMC Networks, Inc.* - Class A (Media)	431	13,154
Amerant Bancorp, Inc. (Banks)	400	10,928
Ameresco, Inc.* - Class A (Construction & Engineering)	453	25,921
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	703	21,252
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,609	14,336
American Eagle Outfitters, Inc. (Specialty Retail)	2,195	26,428
American Equity Investment Life Holding Co. (Insurance)	1,109	41,654
American National Bankshares, Inc. (Banks)	147	5,335
American Public Education, Inc.* (Diversified Consumer Services)	267	4,195
American Realty Investors, Inc.* (Real Estate Management & Development)	22	340
American Software, Inc. - Class A (Software)	445	7,957
American States Water Co. (Water Utilities)	526	45,851
American Vanguard Corp. (Chemicals)	415	9,715
American Well Corp.* - Class A (Health Care Technology)	3,265	12,734
American Woodmark Corp.* (Building Products)	235	11,802
America's Car-Mart, Inc.* (Specialty Retail)	85	8,803
Ameris Bancorp (Banks)	942	44,547
AMERISAFE, Inc. (Insurance)	272	12,392
Amicus Therapeutics, Inc.* (Biotechnology)	3,925	39,093
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,445	29,146
AMMO, Inc.* (Leisure Products)	1,244	6,071
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	637	71,624
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,465	5,186
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	545	20,378
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	508	3,480
Amplitude, Inc.* - Class A (Software)	796	11,765
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	163	4,399
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	2,802	4,988
AN2 Therapeutics, Inc.* (Pharmaceuticals)	66	565
AnaptysBio, Inc.* (Biotechnology)	289	6,052
Anavex Life Sciences Corp.* (Biotechnology)	971	9,962
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts (REITs))	170	2,406
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	530	12,026
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	179	6,131
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	207	4,836
Anterix, Inc.* (Diversified Telecommunication Services)	173	7,697
Apartment Investment and Management Co.* (Equity Real Estate Investment Trusts (REITs))	2,133	17,747
Apellis Pharmaceuticals, Inc.* (Biotechnology)	1,295	72,882
API Group Corp.* (Construction & Engineering)	2,942	52,103
Apogee Enterprises, Inc. (Building Products)	316	13,149

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,003	$25,598
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	555	29,432
Appfolio, Inc.* (Software)	271	27,591
AppHarvest, Inc.* (Food Products)	1,016	3,901
Appian Corp.* (Software)	570	27,662
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,064	51,108
Applied Blockchain, Inc.* (Software)	113	240
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	545	54,823
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,212	36,763
Arbutus Biopharma Corp.* (Biotechnology)	1,536	3,548
ArcBest Corp. (Road & Rail)	348	30,833
Arcellx, Inc.* (Biotechnology)	140	2,902
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	216	27,894
Archaea Energy, Inc.* (Oil, Gas & Consumable Fuels)	848	13,890
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	1,771	7,155
Archrock, Inc. (Energy Equipment & Services)	1,928	16,272
Arconic Corp.* (Metals & Mining)	1,506	45,496
Arcosa, Inc. (Construction & Engineering)	690	35,576
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	329	5,774
Arcus Biosciences, Inc.* (Biotechnology)	731	19,437
Arcutis Biotherapeutics, Inc.* (Biotechnology)	499	12,106
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	496	4,042
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	637	8,727
Argan, Inc. (Construction & Engineering)	199	7,395
Argo Group International Holdings, Ltd. (Insurance)	453	14,854
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	313	6,626
Arko Corp. (Specialty Retail)	1,209	11,038
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,211	8,513
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	956	13,556
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,463	11,514
Array Technologies, Inc.* (Electrical Equipment)	2,146	36,160
Arrow Financial Corp. (Banks)	196	6,576
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,465	62,306
Arteris, Inc.* (Software)	241	1,942
Artesian Resources Corp. - Class A (Water Utilities)	116	5,981
Artisan Partners Asset Management, Inc. (Capital Markets)	856	34,035
Artivion, Inc.* (Health Care Equipment & Supplies)	555	10,878
Arvinas, Inc.* (Pharmaceuticals)	693	36,805
Asana, Inc.* - Class A (Software)	1,048	20,247
Asbury Automotive Group, Inc.* (Specialty Retail)	315	54,066
ASGN, Inc.* (Professional Services)	714	74,084
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	489	4,264
Aspen Aerogels, Inc.* (Energy Equipment & Services)	390	5,101
Assetmark Financial Holdings, Inc.* (Capital Markets)	307	5,830
Associated Banc-Corp. (Banks)	2,125	42,713
Associated Capital Group, Inc. - Class A (Capital Markets)	25	1,023
Astec Industries, Inc. (Machinery)	325	15,967
Astra Space, Inc.* (Aerospace & Defense)	2,046	2,926
Astronics Corp.* (Aerospace & Defense)	360	4,039
Atara Biotherapeutics, Inc.* (Biotechnology)	1,307	3,960
Atea Pharmaceuticals, Inc.* (Biotechnology)	1,086	8,905
Aterian, Inc.* (Household Durables)	866	1,974
Athira Pharma, Inc.* (Pharmaceuticals)	484	1,684
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	1,064	1,117
Atkore, Inc.* (Electrical Equipment)	612	60,754
Atlantic Union Bankshares (Banks)	1,066	36,873
Atlanticus Holdings Corp.* (Consumer Finance)	61	2,357
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	399	30,208
Atlas Technical Consultants, Inc.* (Professional Services)	253	1,776
ATN International, Inc. (Diversified Telecommunication Services)	156	7,182
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	291	3,399
AtriCure, Inc.* (Health Care Equipment & Supplies)	649	32,067
Atrion Corp. (Health Care Equipment & Supplies)	20	13,518
Aura Biosciences, Inc.* (Biotechnology)	261	3,722
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,909	15,616
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	671	19,036
Avaya Holdings Corp.* - Class C (Software)	1,188	1,068
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	633	1,342
AvePoint, Inc.* (Software)	1,833	9,220
Aviat Networks, Inc.* (Communications Equipment)	157	4,613
Avid Bioservices, Inc.* (Biotechnology)	869	17,076
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	510	14,311
Avidity Biosciences, Inc.* (Biotechnology)	696	11,338
AvidXchange Holdings, Inc.* (Software)	2,087	15,068
Avient Corp. (Chemicals)	1,296	55,922
Avista Corp. (Multi-Utilities)	1,032	43,612

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	465	$32,703
AxoGen, Inc.* (Health Care Equipment & Supplies)	578	5,387
Axonics, Inc.* (Health Care Equipment & Supplies)	669	43,398
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	816	34,076
Axsome Therapeutics, Inc.* (Pharmaceuticals)	409	15,783
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	577	5,060
AZZ, Inc. (Electrical Equipment)	349	14,846
B Riley Financial, Inc. (Capital Markets)	289	14,895
B&G Foods, Inc. (Food Products)	968	23,919
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	848	6,750
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	1,549	1,564
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	416	40,015
Bakkt Holdings, Inc.* (Capital Markets)	808	2,270
Balchem Corp. (Chemicals)	454	61,636
Bally's Corp.* (Hotels, Restaurants & Leisure)	568	12,479
Banc of California, Inc. (Banks)	782	13,693
BancFirst Corp. (Banks)	280	30,069
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	392	5,429
Bandwidth, Inc.* (Diversified Telecommunication Services)	330	5,488
Bank First Corp. (Banks)	92	7,077
Bank of Marin Bancorp (Banks)	223	7,297
BankUnited, Inc. (Banks)	1,163	45,183
Bankwell Financial Group, Inc. (Banks)	80	2,622
Banner Corp. (Banks)	487	30,189
Bar Harbor Bankshares (Banks)	210	6,084
BARK, Inc.* (Internet & Direct Marketing Retail)	733	1,048
Barnes Group, Inc. (Machinery)	697	23,573
Barrett Business Services, Inc. (Professional Services)	102	8,322
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	36	381
BayCom Corp. (Banks)	182	3,565
BCB Bancorp, Inc. (Banks)	204	3,929
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	773	46,395
Beam Therapeutics, Inc.* (Biotechnology)	905	56,997
Beazer Homes USA, Inc.* (Household Durables)	425	6,269
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,135	5,709
Belden, Inc. (Electronic Equipment, Instruments & Components)	625	40,450
BellRing Brands, Inc.* (Personal Products)	1,665	40,193
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	497	12,713
Benefitfocus, Inc.* (Software)	367	3,108
Benson Hill, Inc.* (Software)	2,436	7,917
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	794	3,565
Berkshire Grey, Inc.* (Machinery)	694	1,221
Berkshire Hills Bancorp, Inc. (Banks)	657	18,508
Berry Corp. (Oil, Gas & Consumable Fuels)	1,141	9,744
Beyond Meat, Inc.* (Food Products)	874	27,959
BGC Partners, Inc. - Class A (Capital Markets)	4,548	16,600
Big 5 Sporting Goods Corp. (Specialty Retail)	305	3,922
Big Lots, Inc. (Multiline Retail)	399	8,056
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	912	14,273
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	10	1,202
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,640	29,093
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	887	129,519
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	479	9,230
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	4,154	7,726
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	449	3,812
Bioxcel Therapeutics, Inc.* (Biotechnology)	272	4,200
Bird Global, Inc.* - Class A (Road & Rail)	2,441	1,313
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	323	7,581
Black Hills Corp. (Multi-Utilities)	926	71,488
Blackbaud, Inc.* (Software)	661	40,533
Blackline, Inc.* (Software)	787	49,754
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	2,425	75,103
Blade Air Mobility, Inc.* (Airlines)	798	4,433
Blend Labs, Inc.* - Class A (Software)	2,633	6,951
Blink Charging Co.* (Electrical Equipment)	526	11,135
Bloom Energy Corp.* (Electrical Equipment)	2,318	46,893
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,257	25,630
Blucora, Inc.* (Capital Markets)	671	13,420
Blue Bird Corp.* (Machinery)	248	2,768
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	373	4,375
Blue Ridge Bankshares, Inc. (Banks)	242	3,615
Bluebird Bio, Inc.* (Biotechnology)	1,018	4,123
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	182	4,783
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	133	10,640
Blueprint Medicines Corp.* (Biotechnology)	850	43,401
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	408	10,718
Boise Cascade Co. (Trading Companies & Distributors)	563	39,810
Boot Barn Holdings, Inc.* (Specialty Retail)	421	26,228

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Borr Drilling, Ltd.* (Energy Equipment & Services)	1,912	$7,342
Boston Omaha Corp.* - Class A (Media)	292	7,125
Bowlero Corp.* (Hotels, Restaurants & Leisure)	554	6,338
Box, Inc.* - Class A (Software)	1,838	52,273
Boxed, Inc.* (Internet & Direct Marketing Retail)	164	308
Brady Corp. - Class A (Commercial Services & Supplies)	669	32,012
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	974	5,055
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,416	22,590
BRC, Inc.* - Class A (Food Products)	366	3,437
Bread Financial Holdings, Inc. (IT Services)	713	28,242
Bridgebio Pharma, Inc.* (Biotechnology)	1,490	12,903
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	294	5,139
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	727	19,302
Bright Health Group, Inc.* (Insurance)	2,747	4,615
Brightcove, Inc.* (IT Services)	585	3,481
Brightsphere Investment Group, Inc. (Capital Markets)	460	8,699
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,355	11,978
BrightView Holdings, Inc.* (Commercial Services & Supplies)	632	8,304
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	618	17,150
Bristow Group, Inc.* (Energy Equipment & Services)	337	8,695
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,853	14,064
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	2,410	54,635
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,648	12,763
Brookfield Business Corp. - Class A (Industrial Conglomerates)	370	8,455
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,395	63,905
Brookline Bancorp, Inc. (Banks)	1,080	14,936
BRP Group, Inc.* - Class A (Insurance)	833	22,966
BRT Apartments Corp. (Equity Real Estate Investment Trusts (REITs))	168	3,862
BTRS Holdings, Inc.* (Software)	1,427	9,204
Build-A-Bear Workshop, Inc. (Specialty Retail)	202	3,226
Bumble, Inc.* - Class A (Interactive Media & Services)	1,228	46,567
Business First Bancshares, Inc. (Banks)	301	7,067
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	1,891	8,207
Byline Bancorp, Inc. (Banks)	349	8,547
C3.ai, Inc.* - Class A (Software)	979	18,023
C4 Therapeutics, Inc.* (Biotechnology)	599	5,774
Cabot Corp. (Chemicals)	792	58,814
Cactus, Inc. - Class A (Energy Equipment & Services)	839	34,894
Cadence Bank (Banks)	2,609	68,095
Cadre Holdings, Inc. (Aerospace & Defense)	235	5,558
Caesarstone, Ltd. (Building Products)	323	2,901
Calavo Growers, Inc. (Food Products)	245	9,874
Caleres, Inc. (Specialty Retail)	519	12,882
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,114	49,974
California Water Service Group (Water Utilities)	764	45,902
Calix, Inc.* (Communications Equipment)	808	46,087
Callaway Golf Co.* (Leisure Products)	1,992	45,716
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	701	32,274
Cal-Maine Foods, Inc. (Food Products)	540	27,599
Cambium Networks Corp.* (Communications Equipment)	164	3,091
Cambridge Bancorp (Banks)	97	8,079
Camden National Corp. (Banks)	205	9,369
Camping World Holdings, Inc. - Class A (Specialty Retail)	548	14,818
Cannae Holdings, Inc.* (Diversified Financial Services)	1,076	22,714
Cano Health, Inc.* (Health Care Providers & Services)	2,305	14,037
Canoo, Inc.* (Automobiles)	1,640	5,674
Cantaloupe, Inc.* (IT Services)	832	5,050
Capital Bancorp, Inc. (Banks)	128	3,199
Capital City Bank Group, Inc. (Banks)	193	6,251
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,851	17,751
Capstar Financial Holdings, Inc. (Banks)	290	6,093
Cara Therapeutics, Inc.* (Biotechnology)	638	5,576
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	566	8,722
Cardlytics, Inc.* (Media)	471	6,500
CareDx, Inc.* (Biotechnology)	725	17,248
CareMax, Inc.* (Health Care Providers & Services)	849	6,070
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,375	28,394
Cargurus, Inc.* (Interactive Media & Services)	1,453	35,293
Caribou Biosciences, Inc.* (Biotechnology)	769	6,244
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	722	5,762
Carpenter Technology Corp. (Metals & Mining)	680	21,855
Carriage Services, Inc. (Diversified Consumer Services)	192	6,966
Cars.com, Inc.* (Interactive Media & Services)	986	11,595
Carter Bankshares, Inc.* (Banks)	346	4,827
Casa Systems, Inc.* (Communications Equipment)	502	2,219
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	711	57,556

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Cass Information Systems, Inc. (IT Services)	192	$7,000
Cassava Sciences, Inc.* (Pharmaceuticals)	543	8,867
Castle Biosciences, Inc.* (Biotechnology)	338	9,450
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,364	13,967
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	698	7,846
Cathay General Bancorp (Banks)	1,026	42,784
Cavco Industries, Inc.* (Household Durables)	131	33,770
CBIZ, Inc.* (Professional Services)	700	31,934
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	379	11,669
CBTX, Inc. (Banks)	262	8,109
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	153	4,446
Celldex Therapeutics, Inc.* (Biotechnology)	653	20,060
Celsius Holdings, Inc.* (Beverages)	778	69,211
Celularity, Inc.* (Biotechnology)	221	665
Cenntro Electric Group, Ltd.* (Automobiles)	2,619	3,929
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,928	19,500
Centerspace (Equity Real Estate Investment Trusts (REITs))	219	18,810
Central Garden & Pet Co.* (Household Products)	140	6,068
Central Garden & Pet Co.* - Class A (Household Products)	580	23,664
Central Pacific Financial Corp. (Banks)	386	9,140
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	152	5,039
Century Aluminum Co.* (Metals & Mining)	739	5,831
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	387	3,262
Century Communities, Inc. (Household Durables)	416	21,287
Century Therapeutics, Inc.* (Biotechnology)	287	3,034
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	109	160
Cerberus Cyber Sentinel Corp.* (IT Services)	650	2,087
Cerence, Inc.* (Software)	560	15,775
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	773	20,322
Cerus Corp.* (Health Care Equipment & Supplies)	2,456	13,262
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	326	12,137
ChampionX Corp. (Energy Equipment & Services)	2,909	60,769
ChannelAdvisor Corp.* (Software)	428	6,309
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	1,539	4,679
Chart Industries, Inc.* (Machinery)	523	102,031
Chase Corp. (Chemicals)	107	9,728
Chatham Lodging Trust* (Equity Real Estate Investment Trusts (REITs))	682	8,293
Chegg, Inc.* (Diversified Consumer Services)	1,771	37,722
ChemoCentryx, Inc.* (Biotechnology)	900	21,258
Chesapeake Utilities Corp. (Gas Utilities)	247	33,871
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	98	1,394
Chico's FAS, Inc.* (Specialty Retail)	1,743	8,750
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	3,386	35,451
Chimerix, Inc.* (Biotechnology)	1,198	2,624
Chinook Therapeutics, Inc.* (Biotechnology)	622	11,513
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	268	5,958
Cimpress PLC* (Commercial Services & Supplies)	252	10,128
CinCor Pharma, Inc.* (Pharmaceuticals)	191	4,320
Cinemark Holdings, Inc.* (Entertainment)	1,551	28,430
Cipher Mining, Inc.* (Software)	556	956
CIRCOR International, Inc.* (Machinery)	263	4,579
Citi Trends, Inc.* (Specialty Retail)	120	2,950
Citizens & Northern Corp. (Banks)	214	5,228
City Holding Co. (Banks)	209	18,139
City Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	608	8,573
Civista Bancshares, Inc. (Banks)	207	4,484
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	1,051	61,967
Claros Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,309	25,080
Clarus Corp. (Leisure Products)	410	8,454
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,413	15,636
Cleanspark, Inc.* (Software)	572	2,282
Clear Channel Outdoor Holdings, Inc.* (Media)	5,195	8,052
Clear Secure, Inc.* - Class A (Software)	885	22,408
Clearfield, Inc.* (Communications Equipment)	165	16,261
Clearwater Paper Corp.* (Paper & Forest Products)	238	8,497
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	496	17,127
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,168	43,847
Clipper Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	170	1,532
Clover Health Investments Corp.* (Health Care Providers & Services)	5,430	15,204
CNB Financial Corp. (Banks)	229	5,908
CNO Financial Group, Inc. (Insurance)	1,637	30,694
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,744	47,389
Coastal Financial Corp.* (Banks)	148	6,102
Coca-Cola Consolidated, Inc. (Beverages)	67	34,371
Codexis, Inc.* (Life Sciences Tools & Services)	871	5,975
Coeur Mining, Inc.* (Metals & Mining)	3,966	12,731

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Cogent Biosciences, Inc.* (Biotechnology)	635	$7,042
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	612	39,052
Cohen & Steers, Inc. (Capital Markets)	362	26,676
Coherus Biosciences, Inc.* (Biotechnology)	1,048	8,877
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	683	19,520
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	483	8,303
Colony Bankcorp, Inc. (Banks)	233	3,383
Columbia Banking System, Inc. (Banks)	1,122	33,851
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	493	10,028
Columbus McKinnon Corp. (Machinery)	399	13,207
Comfort Systems USA, Inc. (Construction & Engineering)	505	53,358
Commercial Metals Co. (Metals & Mining)	1,723	68,264
CommScope Holding Co., Inc.* (Communications Equipment)	2,920	26,368
Community Bank System, Inc. (Banks)	760	51,171
Community Health Systems, Inc.* (Health Care Providers & Services)	1,780	5,304
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	337	13,126
Community Trust Bancorp, Inc. (Banks)	224	9,706
CommVault Systems, Inc.* (Software)	634	35,561
Compass Diversified Holdings (Diversified Financial Services)	863	20,824
Compass Minerals International, Inc. (Metals & Mining)	489	18,205
Compass, Inc.* - Class A (Real Estate Management & Development)	3,710	14,172
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	110	601
Computer Programs and Systems, Inc.* (Health Care Technology)	203	6,853
CompX International, Inc. (Commercial Services & Supplies)	23	523
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,305	20,789
Comtech Telecommunications Corp. (Communications Equipment)	368	4,276
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	374	2,442
Conduent, Inc.* (IT Services)	2,417	11,263
CONMED Corp. (Health Care Equipment & Supplies)	402	39,247
ConnectOne Bancorp, Inc. (Banks)	529	13,987
Conn's, Inc.* (Specialty Retail)	186	1,752
Consensus Cloud Solutions, Inc.* (Software)	228	12,319
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	489	29,985
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,057	6,976
Constellium SE* (Metals & Mining)	1,767	25,851
Construction Partners, Inc.* - Class A (Construction & Engineering)	568	13,507
Consumer Portfolio Services, Inc.* (Consumer Finance)	204	2,615
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	8,101	12,152
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	230	2,404
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,214	34,793
Core Scientific, Inc.* (IT Services)	3,114	7,816
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,718	18,503
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,604	45,153
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	545	7,685
CorVel Corp.* (Health Care Providers & Services)	128	21,106
Costamare, Inc. (Marine)	767	8,997
Couchbase, Inc.* (Software)	377	5,742
Coursera, Inc.* (Diversified Consumer Services)	1,605	22,293
Covenant Logistics Group, Inc. - Class A (Road & Rail)	158	5,288
Covetrus, Inc.* (Health Care Providers & Services)	1,507	31,300
Cowen, Inc. - Class A (Capital Markets)	374	13,116
CRA International, Inc. (Professional Services)	102	10,099
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	330	31,373
Crawford & Co. - Class A (Insurance)	239	1,733
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	334	5,361
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	463	6,760
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	749	14,388
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	864	61,897
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	521	13,734
CrossFirst Bankshares, Inc.* (Banks)	648	8,891
CryoPort, Inc.* (Health Care Equipment & Supplies)	634	23,585
Cryptyde, Inc.* (Containers & Packaging)	261	289
CS Disco, Inc.* (Software)	316	7,755
CSG Systems International, Inc. (IT Services)	456	29,754
CSW Industrials, Inc. (Building Products)	213	25,447
CTI BioPharma Corp.* (Biotechnology)	1,318	8,620
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts (REITs))	247	5,236
CTS Corp. (Electronic Equipment, Instruments & Components)	452	18,387
Cue Health, Inc.* (Health Care Equipment & Supplies)	1,533	5,182
Cullinan Oncology, Inc.* (Biotechnology)	425	5,742
Cumulus Media, Inc.* - Class A (Media)	263	2,088
Curo Group Holdings Corp. (Consumer Finance)	312	2,234

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,264	$38,034
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	849	5,255
Customers Bancorp, Inc.* (Banks)	441	16,842
Cutera, Inc.* (Health Care Equipment & Supplies)	236	10,955
CVB Financial Corp. (Banks)	1,925	51,340
Cvent Holding Corp.* (Software)	1,196	7,463
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	421	14,120
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	102	4,148
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,626	20,813
Cytokinetics, Inc.* (Biotechnology)	1,169	49,484
Cyxtera Technologies, Inc.* (IT Services)	606	7,387
Daily Journal Corp.* (Media)	18	4,865
Dakota Gold Corp.* (Metals & Mining)	722	3,227
Dana, Inc. (Auto Components)	1,838	30,805
Danimer Scientific, Inc.* (Chemicals)	1,289	5,955
Daseke, Inc.* (Road & Rail)	579	4,852
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	611	22,827
Day One Biopharmaceuticals, Inc.* (Biotechnology)	332	5,687
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	641	8,134
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,004	26,767
Deluxe Corp. (Commercial Services & Supplies)	616	15,486
Denali Therapeutics, Inc.* (Biotechnology)	1,403	47,730
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	723	51,991
Denny's Corp.* (Hotels, Restaurants & Leisure)	855	8,302
Design Therapeutics, Inc.* (Biotechnology)	482	9,457
Designer Brands, Inc. (Specialty Retail)	823	11,876
Desktop Metal, Inc.* - Class A (Machinery)	3,764	8,017
Destination XL Group, Inc.* (Specialty Retail)	850	3,519
DHI Group, Inc.* (Interactive Media & Services)	608	2,973
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,997	13,120
Diamond Hill Investment Group, Inc. (Capital Markets)	43	8,220
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,421	9,592
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts (REITs))	2,986	27,710
DICE Therapeutics, Inc.* (Pharmaceuticals)	404	6,965
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,039	3,356
Digi International, Inc.* (Communications Equipment)	487	13,875
Digimarc Corp.* (Software)	195	2,985
Digital Turbine, Inc.* (Software)	1,311	26,312
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	8,417	46,125
DigitalOcean Holdings, Inc.* (IT Services)	1,086	44,504
Dillard's, Inc. - Class A (Multiline Retail)	61	13,868
Dime Community Bancshares, Inc. (Banks)	475	16,188
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	225	16,045
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	634	51,589
Diversey Holdings, Ltd.* (Chemicals)	1,112	8,329
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	3,385	5,856
DMC Global, Inc.* (Energy Equipment & Services)	267	6,077
DocGo, Inc.* (Health Care Providers & Services)	1,146	8,859
Doma Holdings, Inc.* (Real Estate Management & Development)	1,947	1,445
Domo, Inc.* (Software)	433	12,128
Donegal Group, Inc. - Class A (Insurance)	214	3,030
Donnelley Financial Solutions, Inc.* (Capital Markets)	394	13,392
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	437	7,044
Dorman Products, Inc.* (Auto Components)	375	37,909
Douglas Dynamics, Inc. (Machinery)	321	10,227
Douglas Elliman, Inc. (Real Estate Management & Development)	1,076	6,456
Dream Finders Homes, Inc.* - Class A (Household Durables)	298	3,874
Dril-Quip, Inc.* (Energy Equipment & Services)	486	12,466
Duck Creek Technologies, Inc.* (Software)	1,100	15,180
Ducommun, Inc.* (Aerospace & Defense)	158	7,480
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	186	1,793
Duolingo, Inc.* (Diversified Consumer Services)	335	30,736
DXP Enterprises, Inc.* (Trading Companies & Distributors)	216	7,344
Dycom Industries, Inc.* (Construction & Engineering)	411	42,399
Dynavax Technologies Corp.* (Biotechnology)	1,684	24,216
Dyne Therapeutics, Inc.* (Biotechnology)	450	4,721
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	517	8,686
DZS, Inc.* (Communications Equipment)	248	4,648
E2open Parent Holdings, Inc.* (Software)	2,836	19,143
Eagle Bancorp, Inc. (Banks)	452	22,162
Eagle Bulk Shipping, Inc. (Marine)	192	10,163
Eagle Pharmaceuticals, Inc.* (Biotechnology)	148	5,876
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	616	8,741
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,298	26,310
Eastern Bankshares, Inc. (Banks)	2,289	46,696
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	813	4,480

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Ebix, Inc. (Software)	375	$8,873
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	502	9,920
Ecovyst, Inc. (Chemicals)	911	9,320
Edgewell Personal Care Co. (Personal Products)	766	30,471
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	423	4,090
Editas Medicine, Inc.* (Biotechnology)	983	15,640
eGain Corp.* (Software)	297	2,631
eHealth, Inc.* (Insurance)	346	2,560
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	583	5,066
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	277	2,692
elf Beauty, Inc.* (Personal Products)	690	23,136
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	809	12,984
Embecta Corp.* (Health Care Equipment & Supplies)	816	24,015
EMCOR Group, Inc. (Construction & Engineering)	722	84,019
Emergent BioSolutions, Inc.* (Biotechnology)	716	24,802
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	97	1,067
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,967	16,779
Employers Holdings, Inc. (Insurance)	393	15,606
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	428	9,861
Enanta Pharmaceuticals, Inc.* (Biotechnology)	278	15,332
Encore Capital Group, Inc.* (Consumer Finance)	342	24,771
Encore Wire Corp. (Electrical Equipment)	271	37,525
Endo International PLC* (Pharmaceuticals)	3,332	1,767
Energizer Holdings, Inc. (Household Products)	949	28,024
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,221	14,903
Energy Recovery, Inc.* (Machinery)	795	17,673
Energy Vault Holdings, Inc.* (Electrical Equipment)	359	1,598
Enerpac Tool Group Corp. (Machinery)	866	17,580
EnerSys (Electrical Equipment)	590	38,887
Eneti, Inc. (Marine)	325	2,087
Enfusion, Inc.* - Class A (Software)	363	4,175
EngageSmart, Inc.* (Software)	497	9,378
Ennis, Inc. (Commercial Services & Supplies)	362	7,910
Enochian Biosciences, Inc.* (Biotechnology)	280	644
Enova International, Inc.* (Consumer Finance)	454	15,668
Enovix Corp.* (Electrical Equipment)	1,548	20,619
EnPro Industries, Inc. (Machinery)	296	27,670
Enstar Group, Ltd.* (Insurance)	165	32,657
Entercom Communications Corp.* (Media)	1,698	1,082
Enterprise Bancorp, Inc. (Banks)	133	4,229
Enterprise Financial Services Corp. (Banks)	502	23,609
Entravision Communications Corp. - Class A (Media)	845	4,529
Envestnet, Inc.* (Software)	782	45,567
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	377	20,950
EQRx, Inc.* (Biotechnology)	1,946	10,606
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,853	45,946
Equity Bancshares, Inc. - Class A (Banks)	219	6,997
Equity Commonwealth* (Equity Real Estate Investment Trusts (REITs))	1,536	43,085
Erasca, Inc.* (Biotechnology)	923	6,959
Ermenegildo Zegna Holditalia SpA (Consumer Discretionary Products)	673	7,403
ESCO Technologies, Inc. (Machinery)	367	28,461
Esperion Therapeutics, Inc.* (Biotechnology)	898	5,181
Esquire Financial Holdings, Inc. (Banks)	99	3,586
ESS Tech, Inc.* (Electrical Equipment)	1,147	4,359
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,500	62,640
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,859	44,839
Ethan Allen Interiors, Inc. (Household Durables)	322	7,403
European Wax Center, Inc. - Class A (Diversified Consumer Services)	301	6,297
Eventbrite, Inc.* (Interactive Media & Services)	1,098	10,277
Everbridge, Inc.* (Software)	564	14,179
EverCommerce, Inc.* (Software)	344	3,949
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,251	24,032
EverQuote, Inc.* - Class A (Interactive Media & Services)	276	2,884
EVERTEC, Inc. (IT Services)	856	33,375
EVgo, Inc.* (Specialty Retail)	968	8,683
Evo Payments, Inc.* (IT Services)	673	18,400
Evolent Health, Inc.* (Health Care Technology)	1,167	39,666
Evolus, Inc.* (Pharmaceuticals)	504	6,214
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,196	3,217
Evoqua Water Technologies Corp.* (Machinery)	1,675	63,833
Excelerate Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	264	5,845
ExlService Holdings, Inc.* (IT Services)	461	77,618
eXp World Holdings, Inc. (Real Estate Management & Development)	976	14,503
Exponent, Inc. (Professional Services)	734	73,760
Express, Inc.* (Specialty Retail)	913	1,543
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,104	13,447
Extreme Networks, Inc.* (Communications Equipment)	1,819	23,793

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	371	$3,387
EZCORP, Inc.* - Class A (Consumer Finance)	711	5,716
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	515	1,015
Fabrinet* (Electronic Equipment, Instruments & Components)	526	50,528
Faraday Future Intelligent Electric, Inc.* (Automobiles)	1,414	3,125
Farmers & Merchants Bancorp, Inc. (Banks)	172	5,272
Farmers National Bancorp (Banks)	448	6,362
Farmland Partners, Inc. (Equity Real Estate Investment Trusts (REITs))	651	9,661
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	261	8,488
Fastly, Inc.* - Class A (IT Services)	1,589	18,067
Fate Therapeutics, Inc.* (Biotechnology)	1,183	36,117
Fathom Digital Manufacturing C* (Machinery)	143	612
FB Financial Corp. (Banks)	516	22,111
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	130	14,338
Federal Signal Corp. (Machinery)	850	35,292
Federated Hermes, Inc. - Class B (Capital Markets)	1,250	42,638
FibroGen, Inc.* (Biotechnology)	1,245	15,662
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	1,815	19,185
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	552	977
Financial Institutions, Inc. (Banks)	215	5,700
First Advantage Corp.* (Professional Services)	837	11,743
First Bancorp (Banks)	2,791	42,116
First Bancorp (Banks)	502	19,016
First Bank/Hamilton NJ (Banks)	221	3,328
First Busey Corp. (Banks)	735	18,118
First Business Financial Services, Inc. (Banks)	114	3,813
First Commonwealth Financial Corp. (Banks)	1,330	19,711
First Community Bancshares, Inc. (Banks)	233	7,475
First Financial Bancorp (Banks)	1,327	29,645
First Financial Bankshares, Inc. (Banks)	1,850	81,732
First Financial Corp. (Banks)	163	7,615
First Foundation, Inc. (Banks)	728	15,157
First Guaranty Bancshares, Inc. (Banks)	87	2,159
First Internet Bancorp (Banks)	129	4,573
First Interstate BancSystem, Inc. - Class A (Banks)	1,334	54,401
First Merchants Corp. (Banks)	815	33,847
First Mid Bancshares, Inc. (Banks)	265	9,956
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	141	2,343
First Western Financial, Inc.* (Banks)	112	3,135
FirstCash Holdings, Inc. (Consumer Finance)	549	40,220
Fisker, Inc.* (Automobiles)	2,314	22,168
Five Star Bancorp (Banks)	179	4,720
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	744	30,653
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	406	12,935
Fluence Energy, Inc.* (Electrical Equipment)	511	7,021
Fluor Corp.* (Construction & Engineering)	2,027	51,506
Flushing Financial Corp. (Banks)	409	8,830
Flywire Corp.* (IT Services)	787	18,463
Focus Financial Partners, Inc.* (Capital Markets)	826	33,395
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	252	3,510
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	286	4,184
Foot Locker, Inc. (Specialty Retail)	1,183	33,562
Forestar Group, Inc.* (Real Estate Management & Development)	260	3,598
ForgeRock, Inc.* - Class A (Software)	397	8,047
Forma Therapeutics Holdings, Inc.* (Biotechnology)	514	4,256
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,111	39,507
Forrester Research, Inc.* (Professional Services)	161	7,485
Forward Air Corp. (Air Freight & Logistics)	382	40,083
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	664	4,004
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,141	33,351
Fox Factory Holding Corp.* (Auto Components)	604	57,174
Franchise Group, Inc. (Diversified Consumer Services)	392	12,909
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,199	18,405
Franklin Covey Co.* (Professional Services)	179	9,367
Franklin Electric Co., Inc. (Machinery)	657	59,668
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	1,405	5,325
Fresh Del Monte Produce, Inc. (Food Products)	434	12,894
Frontdoor, Inc.* (Diversified Consumer Services)	1,178	31,535
Frontier Group Holdings, Inc.* (Airlines)	531	7,689
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	1,775	17,022
FRP Holdings, Inc.* (Real Estate Management & Development)	96	5,664
FTC Solar, Inc.* (Electrical Equipment)	589	2,957
fuboTV, Inc.* (Interactive Media & Services)	2,535	6,363
FuelCell Energy, Inc.* (Electrical Equipment)	5,259	18,880
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	486	2,858
Fulgent Genetics, Inc.* (Health Care Providers & Services)	307	18,343
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	468	2,906

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Fulton Financial Corp. (Banks)	2,234	$37,285
Funko, Inc.* (Distributors)	454	11,900
FutureFuel Corp. (Chemicals)	368	2,646
FVCBankcorp, Inc.* (Banks)	170	3,256
Gambling.com Group, Ltd.* (Media)	124	962
GAMCO Investors, Inc. - Class A (Capital Markets)	68	1,410
Gannett Co., Inc.* (Media)	2,050	6,171
GATX Corp. (Trading Companies & Distributors)	505	50,626
GCM Grosvenor, Inc. - Class A (Capital Markets)	609	4,817
GCP Applied Technologies, Inc.* (Chemicals)	708	22,302
Gelesis Holdings, Inc.* (Biotechnology)	139	200
Genco Shipping & Trading, Ltd. (Marine)	522	10,064
Generation Bio Co.* (Biotechnology)	662	4,224
Genesco, Inc.* (Specialty Retail)	187	10,481
Gentherm, Inc.* (Auto Components)	472	30,472
Genworth Financial, Inc.* (Insurance)	7,246	30,796
German American Bancorp, Inc. (Banks)	394	14,909
Geron Corp.* (Biotechnology)	5,113	9,715
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	601	17,633
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	2,801	8,235
Gibraltar Industries, Inc.* (Building Products)	469	21,945
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	622	13,740
Glacier Bancorp, Inc. (Banks)	1,582	79,241
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts (REITs))	544	11,397
Gladstone Land Corp. (Equity Real Estate Investment Trusts (REITs))	459	12,443
Glatfelter Corp. (Paper & Forest Products)	627	3,850
Glaukos Corp.* (Health Care Equipment & Supplies)	651	35,056
Global Blood Therapeutics, Inc.* (Biotechnology)	888	29,055
Global Industrial Co. (Trading Companies & Distributors)	186	6,650
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	869	10,584
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	1,483	22,378
Global Water Resources, Inc. (Water Utilities)	183	2,421
Globalstar, Inc.* (Diversified Telecommunication Services)	9,737	13,632
GMS, Inc.* (Trading Companies & Distributors)	616	32,691
Gogo, Inc.* (Wireless Telecommunication Services)	712	12,360
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	1,437	32,146
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	291	12,766
Golden Ocean Group, Ltd. (Marine)	1,747	19,077
Goosehead Insurance, Inc. (Insurance)	271	15,233
GoPro, Inc.* - Class A (Household Durables)	1,861	11,836
Gossamer Bio, Inc.* (Biotechnology)	897	10,073
GrafTech International, Ltd. (Electrical Equipment)	2,797	21,537
Graham Holdings Co. - Class B (Diversified Consumer Services)	54	32,102
Granite Construction, Inc. (Construction & Engineering)	648	19,375
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	761	8,074
Gray Television, Inc. (Media)	1,204	22,358
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	931	12,038
Great Southern Bancorp, Inc. (Banks)	136	8,424
Green Brick Partners, Inc.* (Household Durables)	407	10,908
Green Dot Corp.* - Class A (Consumer Finance)	692	19,445
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	750	27,015
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	48	2,202
Greenidge Generation Holdings, Inc.* (Software)	182	542
GreenLight Biosciences Holdings PBC* (Biotechnology)	199	422
Greenlight Capital Re, Ltd.* - Class A (Insurance)	372	2,675
Greif, Inc. - Class A (Containers & Packaging)	368	25,989
Greif, Inc. - Class B (Containers & Packaging)	76	5,306
Grid Dynamics Holdings, Inc.* (IT Services)	692	13,058
Griffon Corp. (Building Products)	656	19,687
Group 1 Automotive, Inc. (Specialty Retail)	229	40,514
Groupon, Inc.* (Internet & Direct Marketing Retail)	307	3,254
GrowGeneration Corp.* (Specialty Retail)	817	3,962
Guaranty Bancshares, Inc. (Banks)	118	4,410
Guess?, Inc. (Specialty Retail)	484	9,152
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	169	15,555
H&E Equipment Services, Inc. (Trading Companies & Distributors)	455	16,266
H.B. Fuller Co. (Chemicals)	756	48,535
Haemonetics Corp.* (Health Care Equipment & Supplies)	723	50,241
Halozyme Therapeutics, Inc.* (Biotechnology)	1,932	94,474
Hamilton Lane, Inc. (Capital Markets)	503	38,012
Hancock Whitney Corp. (Banks)	1,228	59,939
Hanger, Inc.* (Health Care Providers & Services)	539	10,009
Hanmi Financial Corp. (Banks)	431	10,891
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts (REITs))	1,213	43,777
HarborOne Bancorp, Inc. (Banks)	649	9,411

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Harmonic, Inc.* (Communications Equipment)	1,310	$14,305
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	373	18,922
Harsco Corp.* (Machinery)	1,118	5,378
Haverty Furniture Cos., Inc. (Specialty Retail)	215	5,876
Hawaiian Holdings, Inc.* (Airlines)	722	10,801
Hawkins, Inc. (Chemicals)	276	10,971
Haynes International, Inc. (Metals & Mining)	174	6,727
HBT Financial, Inc. (Banks)	144	2,684
HCI Group, Inc. (Insurance)	103	7,052
Health Catalyst, Inc.* (Health Care Technology)	770	12,890
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,056	15,143
HealthEquity, Inc.* (Health Care Providers & Services)	1,181	68,699
HealthStream, Inc.* (Health Care Technology)	344	8,277
Heartland Express, Inc. (Road & Rail)	665	10,560
Heartland Financial USA, Inc. (Banks)	584	26,222
Hecla Mining Co. (Metals & Mining)	7,613	34,487
Heidrick & Struggles International, Inc. (Professional Services)	278	8,657
Helen of Troy, Ltd.* (Household Durables)	338	45,221
Heliogen, Inc.* (Electrical Equipment)	271	669
Helios Technologies, Inc. (Machinery)	463	31,864
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,035	8,221
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,464	67,783
Herbalife Nutrition, Ltd.* (Personal Products)	1,410	34,418
Herc Holdings, Inc. (Trading Companies & Distributors)	365	45,267
Heritage Commerce Corp. (Banks)	836	9,848
Heritage Financial Corp. (Banks)	493	12,828
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	224	7,517
Heron Therapeutics, Inc.* (Biotechnology)	1,464	4,070
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts (REITs))	447	4,506
Heska Corp.* (Health Care Equipment & Supplies)	137	12,534
HF Foods Group, Inc.* (Food & Staples Retailing)	515	2,709
Hibbett, Inc. (Specialty Retail)	182	8,539
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	91	2,237
Hillenbrand, Inc. (Machinery)	1,034	47,771
HilleVax, Inc.* (Biotechnology)	185	2,501
Hillman Solutions Corp.* (Machinery)	1,916	19,831
Hilltop Holdings, Inc. (Banks)	873	25,186
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,277	52,063
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,727	10,690
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	21	6,090
Hippo Holdings, Inc.* (Insurance)	3,622	3,093
HireRight Holdings Corp.* (Professional Services)	302	4,488
HNI Corp. (Commercial Services & Supplies)	601	21,227
Holley, Inc.* (Auto Components)	732	5,849
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	104	3,918
Home BancShares, Inc. (Banks)	2,707	63,885
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	113	416
HomeStreet, Inc. (Thrifts & Mortgage Finance)	256	9,546
HomeTrust Bancshares, Inc. (Banks)	207	4,997
Hope Bancorp, Inc. (Banks)	1,650	24,816
Horace Mann Educators Corp. (Insurance)	592	20,276
Horizon Bancorp, Inc. (Banks)	574	10,946
Hostess Brands, Inc.* (Food Products)	1,963	44,403
Houlihan Lokey, Inc. (Capital Markets)	726	61,392
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	73	3,541
Hub Group, Inc.* - Class A (Air Freight & Logistics)	478	36,519
Hudson Technologies, Inc.* (Commercial Services & Supplies)	614	5,471
Humacyte, Inc.* (Biotechnology)	251	873
Huron Consulting Group, Inc.* (Professional Services)	299	20,063
Hycroft Mining Holding Corp.* (Metals & Mining)	2,148	2,212
Hydrofarm Holdings Group, Inc.* (Machinery)	621	2,006
Hyliion Holdings Corp.* (Machinery)	1,889	7,424
Hyster-Yale Materials Handling, Inc. (Machinery)	155	5,361
Hyzon Motors, Inc.* (Machinery)	1,249	5,021
I3 Verticals, Inc.* - Class A (IT Services)	313	8,492
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	80	1,445
ICF International, Inc. (Professional Services)	263	24,814
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	399	12,473
Icosavax, Inc.* (Biotechnology)	316	2,212
Ideaya Biosciences, Inc.* (Biotechnology)	506	7,550
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	314	4,252
IDT Corp.* - Class B (Diversified Telecommunication Services)	206	5,362
IES Holdings, Inc.* (Construction & Engineering)	126	4,158
IGM Biosciences, Inc.* (Biotechnology)	142	2,288
iHeartMedia, Inc.* - Class A (Media)	1,716	12,836
Imago Biosciences, Inc.* (Biotechnology)	374	6,021
IMAX Corp.* (Entertainment)	699	11,750
ImmunityBio, Inc.* (Biotechnology)	1,164	4,528
ImmunoGen, Inc.* (Biotechnology)	3,056	14,485
Immunovant, Inc.* (Biotechnology)	569	2,344

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	299	$25,421
Inari Medical, Inc.* (Health Care Equipment & Supplies)	687	53,297
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,156	70,063
Independent Bank Corp. (Banks)	287	6,021
Independent Bank Corp. (Banks)	665	55,727
Independent Bank Group, Inc. (Banks)	524	37,057
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,420	10,224
Indus Realty Trust, Inc. (Real Estate Management & Development)	76	4,642
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	925	9,278
Infinera Corp.* (Communications Equipment)	2,694	17,646
Information Services Group, Inc. (IT Services)	506	3,775
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	433	6,114
Ingevity Corp.* (Chemicals)	554	37,173
Ingles Markets, Inc. (Food & Staples Retailing)	202	19,283
Inhibrx, Inc.* (Biotechnology)	415	7,196
Innospec, Inc. (Chemicals)	353	36,006
Innovage Holding Corp.* (Health Care Providers & Services)	272	1,210
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	396	38,178
Innovid Corp.* (Media)	319	849
Innoviva, Inc.* (Pharmaceuticals)	901	12,920
Inogen, Inc.* (Health Care Equipment & Supplies)	327	9,097
Inotiv, Inc.* (Life Sciences Tools & Services)	247	4,614
Inovio Pharmaceuticals, Inc.* (Biotechnology)	3,128	6,193
Inseego Corp.* (Communications Equipment)	1,226	2,734
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	447	41,754
Insmed, Inc.* (Biotechnology)	1,698	37,560
Insperity, Inc. (Professional Services)	516	56,626
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	146	734
Inspire Medical Systems, Inc.* (Health Care Technology)	388	81,089
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	315	3,257
Installed Building Products, Inc. (Household Durables)	345	34,990
Insteel Industries, Inc. (Building Products)	267	8,357
Instil Bio, Inc.* (Biotechnology)	990	5,584
Instructure Holdings, Inc.* (Software)	246	6,012
Intapp, Inc.* (Software)	200	3,034
Integer Holdings Corp.* (Health Care Equipment & Supplies)	469	32,778
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	543	5,142
Intellia Therapeutics, Inc.* (Biotechnology)	1,073	69,487
Inter Parfums, Inc. (Personal Products)	256	21,368
Intercept Pharmaceuticals, Inc.* (Biotechnology)	348	4,440
InterDigital, Inc. (Communications Equipment)	440	27,012
Interface, Inc. (Commercial Services & Supplies)	834	12,085
International Bancshares Corp. (Banks)	774	33,948
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,419	26,890
International Money Express, Inc.* (IT Services)	463	11,131
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	702	16,602
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,304	70,572
Intrepid Potash, Inc.* (Chemicals)	159	7,250
InvenTrust Properties Corp. (Equity Real Estate Investment Trusts (REITs))	965	27,667
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	474	8,381
Investors Title Co. (Insurance)	19	2,831
Invitae Corp.* (Biotechnology)	3,276	6,224
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	1,691	9,131
Iovance Biotherapeutics, Inc.* (Biotechnology)	2,146	25,001
iRadimed Corp. (Health Care Equipment & Supplies)	101	4,267
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	425	65,718
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,813	81,058
iRobot Corp.* (Household Durables)	382	17,576
IronNet, Inc.* (Software)	922	2,047
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,946	22,282
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	943	15,758
iTeos Therapeutics, Inc.* (Biotechnology)	335	8,194
Itron, Inc.* (Electronic Equipment, Instruments & Components)	642	37,493
IVERIC bio, Inc.* (Biotechnology)	1,664	17,788
J & J Snack Foods Corp. (Food Products)	216	29,270
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	301	20,811
Jackson Financial, Inc. - Class A (Diversified Financial Services)	1,075	29,574
James River Group Holdings, Ltd. (Insurance)	524	12,450
Janus International Group, Inc.* (Building Products)	1,163	11,828
Janux Therapeutics, Inc.* (Biotechnology)	244	3,030
JELD-WEN Holding, Inc.* (Building Products)	1,228	21,834
JOANN, Inc. (Specialty Retail)	157	1,419
Joby Aviation, Inc.* (Airlines)	3,576	19,811

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
John B Sanfilippo & Son, Inc. (Food Products)	127	$9,512
John Bean Technologies Corp. (Machinery)	450	50,540
John Marshall Bancorp, Inc. (Banks)	162	4,223
John Wiley & Sons, Inc. - Class A (Media)	611	31,906
Johnson Outdoors, Inc. - Class A (Leisure Products)	76	5,116
Jounce Therapeutics, Inc.* (Biotechnology)	599	1,839
Kadant, Inc. (Machinery)	165	33,635
Kaiser Aluminum Corp. (Metals & Mining)	226	17,124
Kaleyra, Inc.* (Software)	419	951
KalVista Pharmaceuticals, Inc.* (Biotechnology)	348	4,298
Kaman Corp. - Class A (Trading Companies & Distributors)	399	12,281
KAR Auction Services, Inc.* (Commercial Services & Supplies)	1,716	29,344
Karat Packaging, Inc.* (Trading Companies & Distributors)	80	1,522
Karuna Therapeutics, Inc.* (Biotechnology)	374	48,714
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,084	4,607
KB Home (Household Durables)	1,139	37,177
Kearny Financial Corp. (Thrifts & Mortgage Finance)	882	10,328
Kelly Services, Inc. - Class A (Professional Services)	501	10,862
Kennametal, Inc. (Machinery)	1,177	31,602
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,681	34,729
Keros Therapeutics, Inc.* (Biotechnology)	239	7,667
Kezar Life Sciences, Inc.* (Biotechnology)	662	6,468
Kforce, Inc. (Professional Services)	291	19,162
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	341	7,502
Kimball International, Inc. - Class B (Commercial Services & Supplies)	514	4,210
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	236	9,600
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	443	4,390
Kinnate Biopharma, Inc.* (Biotechnology)	416	4,451
Kinsale Capital Group, Inc. (Insurance)	308	74,909
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	3,102	61,699
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	737	14,364
KnowBe4, Inc.* - Class A (Software)	1,037	14,819
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,275	25,181
Kodiak Sciences, Inc.* (Biotechnology)	474	4,716
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	803	29,310
Koppers Holdings, Inc. (Chemicals)	293	6,897
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	499	1,327
Korn Ferry (Professional Services)	763	49,984
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	6,428	40,754
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,760	25,326
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	1,023	14,608
Kronos Bio, Inc.* (Chemicals)	579	2,432
Kronos Worldwide, Inc. (Chemicals)	314	5,517
Krystal Biotech, Inc.* (Biotechnology)	298	21,629
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	828	39,843
Kura Oncology, Inc.* (Biotechnology)	903	13,825
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	66	5,573
Kymera Therapeutics, Inc.* (Biotechnology)	538	11,852
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,617	19,210
Lakeland Bancorp, Inc. (Banks)	885	14,089
Lakeland Financial Corp. (Banks)	349	27,152
Lancaster Colony Corp. (Food Products)	277	36,669
Landec Corp.* (Food Products)	373	3,909
Lands' End, Inc.* (Internet & Direct Marketing Retail)	218	2,780
Landsea Homes Corp.* (Household Durables)	148	1,089
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	973	74,649
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	243	21,547
Latch, Inc.* (Software)	1,001	1,201
Latham Group, Inc.* (Leisure Products)	625	3,431
Laureate Education, Inc. - Class A (Diversified Consumer Services)	1,613	19,098
Lawson Products, Inc.* (Trading Companies & Distributors)	70	3,472
La-Z-Boy, Inc. (Household Durables)	612	17,056
LCI Industries (Auto Components)	354	47,822
Leafly Holdings, Inc.* (Interactive Media & Services)	61	337
Legacy Housing Corp.* (Household Durables)	125	1,698
Legalzoom.com, Inc.* (Professional Services)	1,395	14,620
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	277	13,947
Lemonade, Inc.* (Insurance)	661	12,460
LendingClub Corp.* (Consumer Finance)	1,441	19,958
LendingTree, Inc.* (Thrifts & Mortgage Finance)	149	6,791
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,036	2,466
LGI Homes, Inc.* (Household Durables)	297	33,502
LHC Group, Inc.* (Health Care Providers & Services)	425	69,301
Liberty Energy, Inc.* (Energy Equipment & Services)	2,033	28,869
Liberty Latin America, Ltd.* - Class A (Media)	550	4,054
Liberty Latin America, Ltd.* - Class C (Media)	2,177	15,979

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	142	$4,098
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	536	14,831
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	1,883	13,539
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	599	8,686
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,029	6,133
Lifetime Brands, Inc. (Household Durables)	182	1,958
Ligand Pharmaceuticals, Inc.* (Biotechnology)	215	19,786
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,394	71,011
Lightning eMotors, Inc.* (Machinery)	557	1,977
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,592	16,987
Limelight Networks, Inc.* (IT Services)	1,953	4,941
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	457	3,610
Lindsay Corp. (Machinery)	157	24,172
Lions Gate Entertainment Corp.* - Class A (Entertainment)	830	7,271
Lions Gate Entertainment Corp.* - Class B (Entertainment)	1,661	13,803
Liquidia Corp.* (Pharmaceuticals)	679	3,331
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	352	7,086
LivaNova PLC* (Health Care Equipment & Supplies)	764	48,644
Live Oak Bancshares, Inc. (Banks)	466	17,540
Livent Corp.* (Chemicals)	2,307	57,421
LivePerson, Inc.* (Software)	1,001	13,654
LiveRamp Holdings, Inc.* (IT Services)	955	25,413
LiveVox Holdings, Inc.* (Software)	315	520
LL Flooring Holdings, Inc.* (Specialty Retail)	416	4,177
Local Bounti Corp.* (Food Products)	266	1,029
Lordstown Motors Corp.* - Class A (Automobiles)	2,272	5,089
Loyalty Ventures, Inc.* (Media)	285	841
LSB Industries, Inc.* (Chemicals)	452	6,242
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	555	23,255
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	83	465
Luminar Technologies, Inc.* (Auto Components)	3,398	22,970
Luther Burbank Corp. (Thrifts & Mortgage Finance)	211	2,783
Luxfer Holdings PLC (Machinery)	398	6,503
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	4,028	44,187
Lyell Immunopharma, Inc.* (Biotechnology)	2,462	13,713
M.D.C Holdings, Inc. (Household Durables)	814	29,508
M/I Homes, Inc.* (Household Durables)	392	18,036
Macatawa Bank Corp. (Banks)	374	3,478
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	720	41,717
MacroGenics, Inc.* (Biotechnology)	857	2,682
Madison Square Garden Entertainment Corp.* (Entertainment)	367	21,370
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	181	11,370
Magnite, Inc.* (Media)	1,864	14,241
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,377	57,357
Malibu Boats, Inc.* (Leisure Products)	295	18,423
Manning & Napier, Inc. (Capital Markets)	226	2,872
MannKind Corp.* (Biotechnology)	3,542	12,220
ManTech International Corp. - Class A (Professional Services)	426	40,819
Marathon Digital Holdings, Inc.* (IT Services)	1,438	18,680
Marcus & Millichap, Inc. (Real Estate Management & Development)	354	14,486
Marine Products Corp. (Leisure Products)	119	1,292
MarineMax, Inc.* (Specialty Retail)	301	12,293
MarketWise, Inc.* (Capital Markets)	241	687
Markforged Holding Corp.* (Machinery)	1,567	3,432
Marqeta, Inc.* - Class A (IT Services)	6,181	59,275
Marten Transport, Ltd. (Road & Rail)	840	18,110
Masonite International Corp.* (Building Products)	321	29,221
MasterCraft Boat Holdings, Inc.* (Leisure Products)	260	6,159
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,603	92,622
Materion Corp. (Metals & Mining)	291	23,845
Matson, Inc. (Marine)	571	52,343
Matterport, Inc.* (Software)	3,116	13,243
Matthews International Corp. - Class A (Commercial Services & Supplies)	435	12,158
Maxar Technologies, Inc. (Aerospace & Defense)	1,035	28,442
MaxCyte, Inc.* (Biotechnology)	1,239	6,753
MAXIMUS, Inc. (IT Services)	874	58,427
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,023	41,339
MBIA, Inc.* (Insurance)	683	8,592
McGrath RentCorp (Commercial Services & Supplies)	345	29,104
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	338	4,164
Medifast, Inc. (Personal Products)	162	27,247
MEDNAX, Inc.* (Health Care Providers & Services)	1,224	27,736
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	392	66,456
MeiraGTx Holdings PLC* (Biotechnology)	430	3,560
Mercantile Bank Corp. (Banks)	220	7,797
Merchants Bancorp (Thrifts & Mortgage Finance)	224	5,927
Mercury General Corp. (Insurance)	381	15,975
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	612	19,376

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
MeridianLink, Inc.* (Software)	327	$5,575
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	796	45,754
Meritage Homes Corp.* (Household Durables)	517	45,651
Meritor, Inc.* (Machinery)	1,000	36,420
Mersana Therapeutics, Inc.* (Biotechnology)	1,247	6,322
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	72	15,354
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	413	13,926
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	516	21,280
Metrocity Bankshares, Inc. (Banks)	266	5,509
Metropolitan Bank Holding Corp.* (Banks)	146	10,129
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,462	18,948
MGE Energy, Inc. (Electric Utilities)	519	42,236
MGP Ingredients, Inc. (Beverages)	200	21,036
MicroStrategy, Inc.* (Software)	134	38,332
Microvast Holdings, Inc.* (Machinery)	2,428	6,434
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	2,357	12,139
Mid Penn Bancorp, Inc. (Banks)	204	5,851
Middlesex Water Co. (Water Utilities)	247	23,492
Midland States Bancorp, Inc. (Banks)	301	7,886
MidWestOne Financial Group, Inc. (Banks)	201	6,273
Miller Industries, Inc. (Machinery)	158	3,797
MillerKnoll, Inc. (Commercial Services & Supplies)	1,082	32,579
MiMedx Group, Inc.* (Biotechnology)	1,605	5,489
Minerals Technologies, Inc. (Chemicals)	467	31,200
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,950	13,260
Mirum Pharmaceuticals, Inc.* (Biotechnology)	226	5,673
Mission Produce, Inc.* (Food Products)	571	8,097
Mitek System, Inc.* (Software)	601	6,539
Model N, Inc.* (Software)	513	12,887
Modine Manufacturing Co.* (Auto Components)	708	9,289
ModivCare, Inc.* (Health Care Providers & Services)	180	17,964
Moelis & Co. (Capital Markets)	918	42,760
Momentive Global, Inc.* (Software)	1,885	16,305
Momentus, Inc.* (Aerospace & Defense)	775	1,364
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	190	12,189
MoneyGram International, Inc.* (IT Services)	1,335	13,564
Moneylion, Inc.* (IT Services)	2,057	3,229
Monro, Inc. (Specialty Retail)	474	23,771
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	916	10,965
Monte Rosa Therapeutics, Inc.* (Biotechnology)	408	3,701
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	391	15,687
Moog, Inc. - Class A (Aerospace & Defense)	407	34,855
Morphic Holding, Inc.* (Biotechnology)	366	9,688
Motorcar Parts of America, Inc.* (Auto Components)	266	4,009
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	223	7,578
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,034	46,582
MRC Global, Inc.* (Trading Companies & Distributors)	1,182	13,735
Mueller Industries, Inc. (Machinery)	797	53,662
Mueller Water Products, Inc. - Class A (Machinery)	2,220	28,904
Mullen Automotive, Inc.* (Software)	214	170
Multiplan Corp.* (Health Care Technology)	5,379	27,218
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,099	73,759
Murphy USA, Inc. (Specialty Retail)	319	90,710
MVB Financial Corp. (Banks)	145	4,713
Myers Industries, Inc. (Containers & Packaging)	516	12,554
MYR Group, Inc.* (Construction & Engineering)	238	22,665
Myriad Genetics, Inc.* (Biotechnology)	1,132	29,862
N-able, Inc.* (Software)	971	9,535
Nabors Industries, Ltd.* (Energy Equipment & Services)	129	18,381
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	58	2,279
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	661	8,461
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	599	7,212
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	419	10,752
National Bank Holdings Corp. (Banks)	416	17,314
National Beverage Corp. (Beverages)	336	18,204
National Energy Services Reunited Corp.* (Energy Equipment & Services)	543	3,828
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	629	40,784
National Healthcare Corp. (Health Care Providers & Services)	179	12,714
National Presto Industries, Inc. (Aerospace & Defense)	73	5,198
National Research Corp. (Health Care Providers & Services)	204	7,732
National Vision Holdings, Inc.* (Specialty Retail)	1,156	33,686
National Western Life Group, Inc. - Class A (Insurance)	32	6,464
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	132	2,189
Nature's Sunshine Products, Inc.* (Personal Products)	194	2,027
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	677	1,970

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Navient Corp. (Consumer Finance)	1,653	$27,225
NBT Bancorp, Inc. (Banks)	596	24,162
Nektar Therapeutics* (Pharmaceuticals)	2,583	10,229
Nelnet, Inc. - Class A (Consumer Finance)	212	20,159
NEOGAMES SA* (Hotels, Restaurants & Leisure)	188	2,875
Neogen Corp.* (Health Care Equipment & Supplies)	1,541	35,643
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,768	17,892
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	748	11,961
NerdWallet, Inc.* - Class A (Interactive Media & Services)	365	3,168
Nerdy, Inc.* (Diversified Consumer Services)	770	2,010
NETGEAR, Inc.* (Communications Equipment)	403	10,389
NetScout Systems, Inc.* (Communications Equipment)	1,005	35,758
NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	685	14,043
Nevro Corp.* (Health Care Equipment & Supplies)	497	21,545
New Jersey Resources Corp. (Gas Utilities)	1,371	63,326
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5,412	16,994
Newmark Group, Inc. (Real Estate Management & Development)	2,104	23,986
Newpark Resources, Inc.* (Energy Equipment & Services)	1,205	4,242
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	111	2,342
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	323	21,492
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	440	3,111
NextGen Healthcare, Inc.* (Health Care Technology)	793	13,576
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	2,506	24,985
NextNav, Inc.* (Software)	694	1,915
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	558	8,080
NI Holdings, Inc.* (Insurance)	121	1,796
Nicolet Bankshares, Inc.* (Banks)	175	13,997
Nikola Corp.* (Machinery)	4,157	25,857
Nkarta, Inc.* (Biotechnology)	462	6,242
NL Industries, Inc. (Commercial Services & Supplies)	119	1,110
nLight, Inc.* (Electronic Equipment, Instruments & Components)	625	7,663
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,203	22,785
Noble Corp.* (Energy Equipment & Services)	536	16,080
Noodles & Co.* (Hotels, Restaurants & Leisure)	582	3,032
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,707	6,497
Northeast Bank (Banks)	96	3,821
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	934	26,927
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	623	9,171
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,730	24,877
Northwest Natural Holding Co. (Gas Utilities)	486	26,084
Northwest Pipe Co.* (Construction & Engineering)	139	4,358
NorthWestern Corp. (Multi-Utilities)	774	42,918
Novagold Resources, Inc.* (Metals & Mining)	3,404	16,612
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	506	78,024
NOW, Inc.* (Trading Companies & Distributors)	1,570	17,364
Nu Skin Enterprises, Inc. - Class A (Personal Products)	711	30,936
Nurix Therapeutics, Inc.* (Biotechnology)	632	10,087
NuScale Power Corp.* (Electrical Equipment)	244	3,499
Nutex Health, Inc.* (Health Care Technology)	553	1,460
Nuvalent, Inc.* - Class A (Biotechnology)	241	3,581
NuVasive, Inc.* (Health Care Equipment & Supplies)	745	39,127
Nuvation Bio, Inc.* (Pharmaceuticals)	1,656	4,571
NV5 Global, Inc.* (Construction & Engineering)	193	26,171
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	601	77,073
Oceaneering International, Inc.* (Energy Equipment & Services)	1,424	15,123
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	827	17,003
Ocugen, Inc.* (Biotechnology)	3,046	7,859
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,096	4,910
Offerpad Solutions, Inc.* (Real Estate Management & Development)	971	2,049
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	682	14,172
OFG Bancorp (Banks)	678	18,625
O-I Glass, Inc.* (Containers & Packaging)	2,216	32,598
Oil States International, Inc.* (Energy Equipment & Services)	868	4,427
Old National Bancorp (Banks)	4,176	72,704
Old Second Bancorp, Inc. (Banks)	603	8,472
Olo, Inc.* - Class A (Software)	1,280	13,709
Olympic Steel, Inc. (Metals & Mining)	137	4,073
Omega Flex, Inc. (Machinery)	46	5,290
Omnicell, Inc.* (Health Care Technology)	625	68,826
ON24, Inc.* (Software)	592	5,689
Ondas Holdings, Inc.* (Communications Equipment)	486	2,226
ONE Gas, Inc. (Gas Utilities)	766	65,064
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	232	6,438

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
OneSpan, Inc.* (Software)	570	$6,310
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	944	6,806
Onewater Marine, Inc.* (Specialty Retail)	158	5,726
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	706	58,775
Ooma, Inc.* (Diversified Telecommunication Services)	326	3,889
Open Lending Corp.* - Class A (Capital Markets)	1,502	15,561
OPKO Health, Inc.* (Biotechnology)	5,746	13,561
Oportun Financial Corp.* (Consumer Finance)	396	3,635
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	126	4,232
OppFi, Inc.* (Consumer Finance)	191	584
OptimizeRx Corp.* (Health Care Technology)	252	5,662
Option Care Health, Inc.* (Health Care Providers & Services)	2,045	68,712
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,039	3,179
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,533	8,156
Organogenesis Holdings, Inc.* (Biotechnology)	995	5,711
Origin Bancorp, Inc. (Banks)	320	13,782
Origin Materials, Inc.* (Chemicals)	1,514	8,902
Orion Engineered Carbons SA (Chemicals)	861	14,887
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	812	8,883
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	645	55,818
Orrstown Financial Services, Inc. (Banks)	151	3,914
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	275	7,054
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	205	9,686
Oscar Health, Inc.* - Class A (Insurance)	1,681	9,077
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	231	22,331
Otter Tail Corp. (Electric Utilities)	586	41,178
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	1,943	3,420
Outbrain, Inc.* (Interactive Media & Services)	569	3,186
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	2,084	38,471
Outlook Therapeutics, Inc.* (Biotechnology)	1,685	1,904
Outset Medical, Inc.* (Health Care Equipment & Supplies)	682	10,537
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	606	17,574
Owens & Minor, Inc. (Health Care Providers & Services)	1,050	37,181
Owlet, Inc.* (Health Care Equipment & Supplies)	233	496
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	221	21,083
P3 Health Partners, Inc.* (Health Care Providers & Services)	361	1,773
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,215	14,050
Pacific Premier Bancorp, Inc. (Banks)	1,335	44,909
Pacira BioSciences, Inc.* (Pharmaceuticals)	639	36,142
Pactiv Evergreen, Inc. (Containers & Packaging)	615	6,285
PagerDuty, Inc.* (Software)	1,211	31,401
Palomar Holdings, Inc.* (Insurance)	345	21,518
PAM Transportation Services, Inc.* (Road & Rail)	94	3,363
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	470	45,068
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	696	11,484
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	377	15,691
Paragon 28, Inc.* (Health Care Equipment & Supplies)	657	12,483
Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,657	20,857
Pardes Biosciences, Inc.* (Biotechnology)	402	1,134
Park Aerospace Corp. (Aerospace & Defense)	279	3,404
Park National Corp. (Banks)	204	26,430
Parke Bancorp, Inc. (Banks)	144	3,161
Parsons Corp.* (Aerospace & Defense)	479	20,707
Party City Holdco, Inc.* (Specialty Retail)	1,551	1,768
Patrick Industries, Inc. (Auto Components)	312	18,945
Patterson Cos., Inc. (Health Care Providers & Services)	1,241	38,545
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,054	50,544
Paya Holdings, Inc.* (IT Services)	1,245	8,703
Payoneer Global, Inc.* (IT Services)	2,990	15,967
Paysafe, Ltd.* (IT Services)	4,813	9,674
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,378	45,956
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	160	7,589
PCB Bancorp (Banks)	166	3,199
PCSB Financial Corp. (Thrifts & Mortgage Finance)	178	3,469
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	431	11,628
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	1,676	35,179
Peapack Gladstone Financial Corp. (Banks)	247	8,067
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	1,849	36,166
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	422	23,121
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	1,309	20,106
Peoples Bancorp, Inc. (Banks)	396	12,244
Peoples Financial Services Corp. (Banks)	100	5,324

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
PepGen, Inc.* (Biotechnology)	119	$1,333
Perdoceo Education Corp.* (Diversified Consumer Services)	972	13,316
Perella Weinberg Partners (Capital Markets)	663	4,674
Perficient, Inc.* (IT Services)	487	51,388
Perimeter Solutions SA* (Chemicals)	1,735	20,039
Petiq, Inc.* (Health Care Providers & Services)	390	6,396
PetMed Express, Inc. (Internet & Direct Marketing Retail)	288	6,284
PFSweb, Inc.* (IT Services)	235	2,564
PGT Innovations, Inc.* (Building Products)	839	18,374
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	328	3,021
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	291	5,695
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts (REITs))	1,628	55,417
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	854	20,334
Phreesia, Inc.* (Health Care Technology)	700	16,443
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	3,203	56,917
Piedmont Lithium, Inc.* (Metals & Mining)	247	11,167
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	1,750	24,080
Ping Identity Holding Corp.* (Software)	1,100	18,865
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	165	1,602
Piper Sandler Cos. (Capital Markets)	247	31,171
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,464	8,057
PJT Partners, Inc. - Class A (Capital Markets)	342	24,446
Planet Labs PBC* (Professional Services)	2,213	11,795
Plantronics, Inc.* (Communications Equipment)	602	23,954
Playstudios, Inc.* (Entertainment)	1,127	4,531
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	443	2,844
Plexus Corp.* (Electronic Equipment, Instruments & Components)	391	36,734
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	536	10,323
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	525	7,849
PNM Resources, Inc. (Electric Utilities)	1,216	58,696
Point Biopharma Global, Inc.* (Biotechnology)	1,054	7,736
PolyMet Mining Corp.* (Metals & Mining)	415	1,237
Porch Group, Inc.* (Internet & Direct Marketing Retail)	1,147	2,214
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	283	6,461
Portland General Electric Co. (Electric Utilities)	1,274	65,408
Poshmark, Inc.* - Class A (Internet & Direct Marketing Retail)	655	7,067
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	252	4,254
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	972	47,657
Powell Industries, Inc. (Electrical Equipment)	130	3,115
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	824	70,048
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	649	9,352
PRA Group, Inc.* (Consumer Finance)	565	22,510
Praxis Precision Medicines, Inc.* (Biotechnology)	537	1,896
Precigen, Inc.* (Biotechnology)	1,436	2,255
Preferred Bank (Banks)	195	14,177
Preformed Line Products Co. (Electrical Equipment)	36	2,153
Premier Financial Corp. (Thrifts & Mortgage Finance)	504	14,354
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	716	43,182
PriceSmart, Inc. (Food & Staples Retailing)	350	23,233
Primis Financial Corp. (Banks)	315	4,268
Primo Water Corp. (Beverages)	2,243	29,652
Primoris Services Corp. (Construction & Engineering)	756	17,660
Priority Technology Holdings, Inc.* (IT Services)	254	1,140
Privia Health Group, Inc.* (Health Care Providers & Services)	617	22,693
ProAssurance Corp. (Insurance)	768	16,996
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	365	13,980
Professional Holding Corp.* - Class A (Banks)	185	4,153
PROG Holdings, Inc.* (Consumer Finance)	771	14,202
Progress Software Corp. (Software)	623	29,256
Progyny, Inc.* (Health Care Providers & Services)	1,065	32,514
Prometheus Biosciences, Inc.* (Biotechnology)	416	17,751
ProPetro Holding Corp.* (Energy Equipment & Services)	1,243	13,076
PROS Holdings, Inc.* (Software)	583	14,208
Protagonist Therapeutics, Inc.* (Biotechnology)	655	6,517
Proterra, Inc.* (Machinery)	3,148	16,968
Prothena Corp. PLC* (Biotechnology)	505	15,685
Proto Labs, Inc.* (Machinery)	392	19,165
Provention Bio, Inc.* (Pharmaceuticals)	796	3,041
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	205	3,104
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,064	25,919
PTC Therapeutics, Inc.* (Biotechnology)	1,000	43,550
PubMatic, Inc.* - Class A (Media)	594	9,854
Pulmonx Corp.* (Health Care Equipment & Supplies)	487	8,298
Pure Cycle Corp.* (Water Utilities)	277	2,925
PureCycle Technologies, Inc.* (Chemicals)	1,513	11,469

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares		Value
Purple Innovation, Inc.* (Household Durables)	781		$2,726
Pzena Investment Management, Inc. - Class A (Capital Markets)	238		2,244
Q2 Holdings, Inc.* (Software)	796		34,944
QCR Holdings, Inc. (Banks)	236		13,992
Quad/Graphics, Inc.* (Commercial Services & Supplies)	495		1,574
Quaker Chemical Corp. (Chemicals)	193		31,307
Qualys, Inc.* (Software)	556		68,011
Quanex Building Products Corp. (Building Products)	471		11,591
Quanterix Corp.* (Life Sciences Tools & Services)	483		7,723
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,300		4,225
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	–	†	20
QuinStreet, Inc.* (Interactive Media & Services)	739		7,944
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	1,271		3,521
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	4,983		13,604
R1 RCM, Inc.* (Health Care Providers & Services)	1,924		48,100
Rackspace Technology, Inc.* (IT Services)	819		5,520
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,467		55,187
Radiant Logistics, Inc.* (Air Freight & Logistics)	539		3,908
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,063		16,243
Radius Health, Inc.* (Biotechnology)	665		6,703
RadNet, Inc.* (Health Care Providers & Services)	697		14,337
Rallybio Corp.* (Biotechnology)	227		2,118
Ramaco Resources, Inc. (Metals & Mining)	320		3,757
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,561		39,462
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	303		11,532
Ranpak Holdings Corp.* (Containers & Packaging)	618		3,158
Rapid7, Inc.* (Software)	827		52,903
RAPT Therapeutics, Inc.* (Biotechnology)	370		6,815
Rayonier Advanced Materials, Inc.* (Chemicals)	878		3,108
RBB Bancorp (Banks)	213		4,859
RBC Bearings, Inc.* (Machinery)	406		95,815
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	126		7,177
RE/MAX Holdings, Inc. (Real Estate Management & Development)	267		6,766
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,055		14,675
Realogy Holdings Corp.* (Real Estate Management & Development)	1,649		16,375
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	394		12,088
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	1,925		16,286
Red River Bancshares, Inc. (Banks)	62		3,401
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	760		29,891
Red Violet, Inc.* (Professional Services)	135		3,186
Redbox Entertainment, Inc.* (Entertainment)	90		392
Redfin Corp.* (Real Estate Management & Development)	1,495		13,007
Redwire Corp.* (Aerospace & Defense)	274		904
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,711		14,817
REGENXBIO, Inc.* (Biotechnology)	572		17,944
Regional Management Corp. (Consumer Finance)	109		4,469
Relay Therapeutics, Inc.* (Biotechnology)	1,089		20,713
Relmada Therapeutics, Inc.* (Pharmaceuticals)	390		9,984
Remitly Global, Inc.* (IT Services)	1,198		11,417
Renasant Corp. (Banks)	779		26,019
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	664		2,948
Rent-A-Center, Inc. (Specialty Retail)	756		17,789
Repay Holdings Corp.* (IT Services)	1,247		16,710
Replimune Group, Inc.* (Biotechnology)	430		8,290
Republic Bancorp, Inc. - Class A (Banks)	126		5,650
Republic First Bancorp, Inc.* (Banks)	688		2,491
Reservoir Media, Inc.* (Entertainment)	291		1,892
Resideo Technologies, Inc.* (Building Products)	2,059		46,348
Resolute Forest Products, Inc.* (Paper & Forest Products)	655		13,283
Resources Connection, Inc. (Professional Services)	453		9,721
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	1,717		29,979
REV Group, Inc. (Machinery)	496		5,773
Revance Therapeutics, Inc.* (Pharmaceuticals)	998		15,489
REVOLUTION Medicines, Inc.* (Biotechnology)	897		20,263
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	581		16,454
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	75		7,160
Ribbon Communications, Inc.* (Communications Equipment)	1,029		3,488
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,455		2,921
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	456		2,020
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	148		3,919
Rimini Street, Inc.* (Software)	693		4,865
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,230		3,456
Riot Blockchain, Inc.* (Software)	1,666		12,195
Rite Aid Corp.* (Food & Staples Retailing)	777		6,395
RLI Corp. (Insurance)	556		61,149

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	2,341	$29,239
Rocket Lab USA, Inc.* (Aerospace & Defense)	3,035	14,173
Rocket Pharmaceuticals, Inc.* (Biotechnology)	623	9,034
Rockley Photonics Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,450	3,712
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	98	3,222
Rogers Corp.* (Electronic Equipment, Instruments & Components)	267	71,889
Root, Inc.* - Class A (Insurance)	1,987	2,086
Rover Group, Inc.* (Diversified Consumer Services)	1,320	5,768
RPC, Inc.* (Energy Equipment & Services)	1,058	8,633
RPT Realty (Equity Real Estate Investment Trusts (REITs))	1,189	12,924
RumbleON, Inc.* - Class B (Internet & Direct Marketing Retail)	147	2,455
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	604	29,107
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	97	5,262
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	865	4,792
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	465	8,161
RxSight, Inc.* (Health Care Equipment & Supplies)	293	4,383
Ryerson Holding Corp. (Metals & Mining)	236	6,466
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts (REITs))	766	67,822
S&T Bancorp, Inc. (Banks)	556	17,203
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,286	50,572
Sabre Corp.* (IT Services)	4,643	28,554
Safe Bulkers, Inc. (Marine)	1,042	4,022
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	309	13,176
Safety Insurance Group, Inc. (Insurance)	203	17,570
Sage Therapeutics, Inc.* (Biotechnology)	741	25,498
Saia, Inc.* (Road & Rail)	378	89,908
Sailpoint Technologies Holding, Inc.* (Software)	1,326	84,560
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,525	19,490
Sana Biotechnology, Inc.* (Biotechnology)	1,265	8,450
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	453	8,485
Sandy Spring Bancorp, Inc. (Banks)	630	26,019
Sangamo Therapeutics, Inc.* (Biotechnology)	1,704	7,310
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	855	39,373
Sapiens International Corp. N.V. (Software)	437	11,497
Sarcos Technology and Robotics Corp.* (Machinery)	1,079	3,615
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	168	8,783
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	365	11,662
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	369	13,122
Scholastic Corp. (Media)	393	18,499
Schrodinger, Inc.* (Health Care Technology)	768	24,038
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	449	9,811
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	886	1,763
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	707	27,297
Sculptor Capital Management, Inc. (Capital Markets)	373	3,659
Seacoast Banking Corp. of Florida (Banks)	862	30,842
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	505	3,000
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	643	30,690
SecureWorks Corp.* - Class A (Software)	139	1,380
Seer, Inc.* (Life Sciences Tools & Services)	735	6,615
Select Energy Services, Inc.* (Energy Equipment & Services)	1,016	7,590
Select Medical Holdings Corp. (Health Care Providers & Services)	1,538	45,556
Selective Insurance Group, Inc. (Insurance)	849	66,103
Selectquote, Inc.* (Insurance)	1,902	3,500
Sema4 Holdings Corp.* (Health Care Technology)	2,249	3,643
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	901	56,159
Seneca Foods Corp.* - Class A (Food Products)	83	4,724
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	6,519	8,410
Sensient Technologies Corp. (Chemicals)	597	51,330
Seres Therapeutics, Inc.* (Biotechnology)	1,002	4,118
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts (REITs))	625	7,513
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	2,339	15,297
ServisFirst Bancshares, Inc. (Banks)	714	61,011
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,635	16,301
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	534	27,480
Sharecare, Inc.* (Health Care Technology)	872	1,247
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	690	15,387
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	1,593	37,643
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	507	106,942
Shoe Carnival, Inc. (Specialty Retail)	250	5,453
Shore Bancshares, Inc. (Banks)	254	4,978
ShotSpotter, Inc.* (Software)	127	4,266

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Shutterstock, Inc. (Internet & Direct Marketing Retail)	345	$19,492
SI-BONE, Inc.* (Health Care Equipment & Supplies)	477	6,411
Sierra Bancorp (Banks)	196	4,400
SIGA Technologies, Inc. (Pharmaceuticals)	670	11,517
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	306	2,840
Signet Jewelers, Ltd. (Specialty Retail)	664	40,477
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	516	76,100
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	492	22,391
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	167	7,547
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	141	2,510
Silvergate Capital Corp.* - Class A (Banks)	446	41,607
Simmons First National Corp. - Class A (Banks)	1,781	42,299
Simpson Manufacturing Co., Inc. (Building Products)	617	63,723
Simulations Plus, Inc. (Health Care Technology)	223	14,305
Sinclair Broadcast Group, Inc. - Class A (Media)	593	12,951
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	793	3,021
SiriusPoint, Ltd.* (Insurance)	1,311	5,742
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	2,773	40,514
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	228	42,403
Sitio Royalties Corp. (Oil, Gas & Consumable Fuels)	167	4,913
SJW Corp. (Water Utilities)	384	25,213
Skillsoft Corp.* (Professional Services)	1,155	4,435
Skillz, Inc.* (Entertainment)	4,350	6,873
Skyline Champion Corp.* (Household Durables)	760	48,107
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	153	2,056
SkyWest, Inc.* (Airlines)	710	17,147
Sleep Number Corp.* (Specialty Retail)	307	13,833
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,725	71,208
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	699	13,714
SmartFinancial, Inc. (Banks)	221	5,801
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	1,693	9,582
Smith & Wesson Brands, Inc. (Leisure Products)	646	9,399
Snap One Holdings Corp.* (Household Durables)	257	3,125
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	449	4,979
SolarWinds Corp. (IT Services)	688	7,368
Solid Power, Inc.* (Auto Components)	808	5,123
Solo Brands, Inc.* - Class A (Leisure Products)	312	1,557
SomaLogic, Inc.* (Life Sciences Tools & Services)	2,130	10,757
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	619	959
Sonic Automotive, Inc. - Class A (Specialty Retail)	287	12,011
Sonos, Inc.* (Household Durables)	1,817	40,174
Sorrento Therapeutics, Inc.* (Biotechnology)	5,411	14,069
South Jersey Industries, Inc. (Gas Utilities)	1,748	59,921
South Plains Financial, Inc. (Banks)	144	3,804
Southern First Bancshares, Inc.* (Banks)	108	4,833
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	113	6,095
Southside Bancshares, Inc. (Banks)	435	17,374
SouthState Corp. (Banks)	1,068	90,533
Southwest Gas Holdings, Inc. (Gas Utilities)	940	81,743
Sovos Brands, Inc.* (Food Products)	405	5,735
SP Plus Corp.* (Commercial Services & Supplies)	331	11,340
SpartanNash Co. (Food & Staples Retailing)	508	16,403
Spire Global, Inc.* (Technology Hardware, Storage & Peripherals)	1,778	2,667
Spire, Inc. (Gas Utilities)	726	54,624
Spirit Airlines, Inc.* (Airlines)	1,551	38,417
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	618	6,093
SpringWorks Therapeutics, Inc.* (Biotechnology)	494	14,761
Sprout Social, Inc.* - Class A (Software)	655	34,126
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,563	43,201
SPS Commerce, Inc.* (Software)	516	61,797
SPX Corp.* (Machinery)	631	37,311
Squarespace, Inc.* - Class A (IT Services)	446	9,486
STAAR Surgical Co.* (Health Care Equipment & Supplies)	682	55,037
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	2,569	84,211
Stagwell, Inc.* (Media)	1,112	7,350
Standard Motor Products, Inc. (Auto Components)	293	13,402
Standex International Corp. (Machinery)	170	16,504
Starry Group Holdings, Inc.* - Class A (Diversified Telecommunication Services)	338	1,082
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,227	13,657
Stem, Inc.* (Electrical Equipment)	2,051	23,238
Stepan Co. (Chemicals)	304	34,112
StepStone Group, Inc. - Class A (Capital Markets)	750	19,980
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	243	1,521
Sterling Check Corp.* (Professional Services)	337	6,622

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Sterling Construction Co., Inc.* (Construction & Engineering)	416	$10,695
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,124	35,631
Stewart Information Services Corp. (Insurance)	382	20,876
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	1,156	6,901
Stock Yards Bancorp, Inc. (Banks)	407	28,144
Stoke Therapeutics, Inc.* (Biotechnology)	320	4,733
StoneCo, Ltd.* - Class A (IT Services)	3,946	37,803
StoneMor, Inc.* (Diversified Consumer Services)	389	1,319
Stoneridge, Inc.* (Auto Components)	375	7,058
StoneX Group, Inc.* (Capital Markets)	245	21,347
Strategic Education, Inc. (Diversified Consumer Services)	328	23,560
Stratus Properties, Inc.* (Real Estate Management & Development)	83	2,629
Stride, Inc.* (Diversified Consumer Services)	578	25,825
Sturm Ruger & Co., Inc. (Leisure Products)	245	16,202
Summit Financial Group, Inc. (Banks)	159	4,851
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,491	11,704
Summit Materials, Inc.* - Class A (Construction Materials)	1,688	46,437
Sumo Logic, Inc.* (Software)	1,216	8,232
Sun Country Airlines Holdings, Inc.* (Airlines)	471	9,500
SunCoke Energy, Inc. (Metals & Mining)	1,186	8,776
Sunlight Financial Holdings, Inc.* (Consumer Finance)	345	1,311
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,413	36,766
SunOpta, Inc.* (Food Products)	1,391	12,269
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,165	23,731
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts (REITs))	3,062	34,692
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	646	34,889
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	166	3,064
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	698	22,162
Surgery Partners, Inc.* (Health Care Providers & Services)	565	22,250
Surmodics, Inc.* (Health Care Equipment & Supplies)	194	6,751
Sutro BioPharma, Inc.* (Biotechnology)	626	3,662
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	192	3,016
SWK Holdings Corp.* (Diversified Financial Services)	51	922
Sylvamo Corp. (Paper & Forest Products)	505	19,816
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	565	81,898
Syndax Pharmaceuticals, Inc.* (Biotechnology)	737	15,013
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	276	2,139
Talaris Therapeutics, Inc.* (Biotechnology)	319	1,420
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	942	17,851
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	1,444	23,494
Tango Therapeutics, Inc.* (Biotechnology)	663	2,712
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	435	5,981
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	258	3,875
Tattooed Chef, Inc.* (Food Products)	697	4,398
Taylor Morrison Home Corp.* (Household Durables)	1,645	47,211
TechTarget, Inc.* (Media)	391	25,489
Teekay Corp.* (Oil, Gas & Consumable Fuels)	993	3,118
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	326	6,804
TEGNA, Inc. (Media)	3,174	66,463
Tejon Ranch Co.* (Real Estate Management & Development)	296	4,890
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,436	22,704
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	7,263	27,018
Telos Corp.* (Software)	767	6,090
Tenable Holdings, Inc.* (Software)	1,565	60,487
Tenaya Therapeutics, Inc.* (Biotechnology)	398	1,898
Tennant Co. (Machinery)	264	17,696
Tenneco, Inc.* (Auto Components)	1,175	22,172
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	45	95
Terawulf, Inc.* (Software)	303	436
Terex Corp. (Machinery)	970	32,505
Terran Orbital Corp.* (Aerospace & Defense)	341	1,446
Terreno Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,059	66,346
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,771	7,757
Texas Capital Bancshares, Inc.* (Banks)	724	42,441
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	973	84,866
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	661	22,454
TG Therapeutics, Inc.* (Biotechnology)	1,895	11,351
The Andersons, Inc. (Food & Staples Retailing)	457	16,530
The Arena Group Holdings, Inc.* (Interactive Media & Services)	162	1,686
The Bancorp, Inc.* (Banks)	794	19,532
The Bank of NT Butterfield & Son, Ltd. (Banks)	708	23,994
The Beachbody Co., Inc.* (Diversified Consumer Services)	1,488	1,786
The Beauty Health Co.* (Personal Products)	1,420	18,914

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
The Brink's Co. (Commercial Services & Supplies)	661	$37,637
The Buckle, Inc. (Specialty Retail)	430	12,986
The Cato Corp. - Class A (Specialty Retail)	262	3,236
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	708	20,695
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	486	16,820
The Children's Place, Inc.* (Specialty Retail)	188	8,148
The Container Store Group, Inc.* (Specialty Retail)	463	3,454
The Duckhorn Portfolio, Inc.* (Beverages)	526	9,647
The E.W. Scripps Co.* - Class A (Media)	833	11,879
The Ensign Group, Inc. (Health Care Providers & Services)	767	61,122
The First Bancorp, Inc. (Banks)	138	4,168
The First Bancshares, Inc. (Banks)	280	8,120
The First of Long Island Corp. (Banks)	317	5,769
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,685	11,054
The Goodyear Tire & Rubber Co.* (Auto Components)	3,993	49,034
The Gorman-Rupp Co. (Machinery)	324	9,947
The Greenbrier Cos., Inc. (Machinery)	454	14,446
The Hackett Group, Inc. (IT Services)	383	8,032
The Hain Celestial Group, Inc.* (Food Products)	1,071	24,365
The Honest Co., Inc.* (Personal Products)	925	3,090
The Joint Corp.* (Health Care Providers & Services)	200	3,420
The Lovesac Co.* (Household Durables)	198	6,170
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	3,067	32,541
The Manitowoc Co., Inc.* (Machinery)	494	5,646
The Marcus Corp.* (Entertainment)	339	5,570
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,903	14,824
The ODP Corp.* (Specialty Retail)	612	22,216
The Oncology Institute, Inc.* (Health Care Providers & Services)	267	1,725
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	321	2,693
The Pennant Group, Inc.* (Health Care Providers & Services)	371	4,949
The RealReal, Inc.* (Internet & Direct Marketing Retail)	1,211	2,822
The RMR Group, Inc. - Class A (Real Estate Management & Development)	218	6,302
The Shyft Group, Inc. (Machinery)	492	12,762
The Simply Good Foods Co.* (Food Products)	1,282	41,819
The St Joe Co. (Real Estate Management & Development)	491	20,632
The Vita Coco Co., Inc.* (Beverages)	397	4,784
The York Water Co. (Water Utilities)	202	8,684
TherapeuticsMD, Inc.* (Pharmaceuticals)	1	6
Theravance Biopharma, Inc.* (Pharmaceuticals)	916	8,052
Thermon Group Holdings, Inc.* (Electrical Equipment)	471	7,333
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	242	1,745
Third Coast Bancshares, Inc.* (Banks)	181	3,396
Thorne HealthTech, Inc.* (Personal Products)	195	1,012
ThredUp, Inc.* - Class A (Internet & Direct Marketing Retail)	836	1,881
Thryv Holdings, Inc.* (Media)	362	8,811
Tidewater, Inc.* (Energy Equipment & Services)	542	11,940
Tile Shop Holdings, Inc. (Specialty Retail)	518	1,725
Tilly's, Inc. - Class A (Specialty Retail)	328	2,483
TimkenSteel Corp.* (Metals & Mining)	661	13,412
Tiptree, Inc. (Insurance)	339	3,766
Titan International, Inc.* (Machinery)	729	12,218
Titan Machinery, Inc.* (Trading Companies & Distributors)	289	8,130
Tompkins Financial Corp. (Banks)	200	15,430
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	1	2
Tootsie Roll Industries, Inc. (Food Products)	216	7,586
Torrid Holdings, Inc.* (Specialty Retail)	210	853
TowneBank (Banks)	959	28,645
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts (REITs))	981	10,644
TPI Composites, Inc.* (Electrical Equipment)	521	8,581
Traeger, Inc.* (Household Durables)	455	1,397
Transcat, Inc.* (Trading Companies & Distributors)	101	6,294
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	18	779
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	382	15,425
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	304	1,566
TravelCenters of America, Inc.* (Specialty Retail)	179	7,468
Travere Therapeutics, Inc.* (Biotechnology)	867	20,409
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	475	8,037
Trean Insurance Group, Inc.* (Insurance)	321	1,656
Tredegar Corp. (Chemicals)	387	4,056
TreeHouse Foods, Inc.* (Food Products)	724	31,436
Tri Pointe Homes, Inc.* (Household Durables)	1,462	27,076
Tricida, Inc.* (Pharmaceuticals)	474	4,342
TriCo Bancshares (Banks)	450	21,510
TriMas Corp. (Containers & Packaging)	603	17,849
TriNet Group, Inc.* (Professional Services)	533	43,973
Trinity Industries, Inc. (Machinery)	1,189	30,855
Trinseo PLC (Chemicals)	514	18,386
Triton International, Ltd. (Trading Companies & Distributors)	906	58,057
Triumph Bancorp, Inc.* (Banks)	342	24,846

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Triumph Group, Inc.* (Aerospace & Defense)	912	$14,172
Tronox Holdings PLC - Class A (Chemicals)	1,666	26,006
TrueBlue, Inc.* (Professional Services)	466	10,084
TrueCar, Inc.* (Interactive Media & Services)	1,319	3,390
Trupanion, Inc.* (Insurance)	556	35,045
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	267	8,961
Trustmark Corp. (Banks)	872	28,314
TTEC Holdings, Inc. (IT Services)	268	19,610
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,443	19,524
Tucows, Inc.* (IT Services)	141	6,524
Tupperware Brands Corp.* (Household Durables)	649	4,842
Turning Point Brands, Inc. (Tobacco)	218	5,232
Turning Point Therapeutics, Inc.* (Biotechnology)	651	48,812
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	221	2,873
TuSimple Holdings, Inc.* - Class A (Road & Rail)	1,991	19,830
Tutor Perini Corp.* (Construction & Engineering)	599	5,439
Twist Bioscience Corp.* (Biotechnology)	799	34,948
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	4,919	26,464
Tyra Biosciences, Inc.* (Biotechnology)	187	1,992
U.S. Cellular Corp.* (Wireless Telecommunication Services)	212	6,209
U.S. Lime & Minerals, Inc. (Construction Materials)	29	2,983
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	183	23,750
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,056	14,604
Udemy, Inc.* (Diversified Consumer Services)	1,028	12,285
UFP Industries, Inc. (Building Products)	867	79,945
UFP Technologies, Inc.* (Containers & Packaging)	97	7,810
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	643	21,605
UMB Financial Corp. (Banks)	627	56,744
UMH Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	705	15,024
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	198	2,699
UniFirst Corp. (Commercial Services & Supplies)	213	41,725
Unisys Corp.* (IT Services)	943	12,938
United Bankshares, Inc. (Banks)	1,886	73,064
United Community Banks, Inc. (Banks)	1,513	51,487
United Fire Group, Inc. (Insurance)	304	9,980
United Natural Foods, Inc.* (Food & Staples Retailing)	828	35,198
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	3,379	33,689
Unitil Corp. (Multi-Utilities)	226	12,378
Unity Bancorp, Inc. (Banks)	100	2,802
Universal Corp. (Tobacco)	344	19,233
Universal Electronics, Inc.* (Household Durables)	172	4,773
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	182	9,810
Universal Insurance Holdings, Inc. (Insurance)	372	4,706
Universal Logistics Holdings, Inc. (Road & Rail)	104	3,125
Universal Technical Institute, Inc.* (Diversified Consumer Services)	461	3,706
Univest Financial Corp. (Banks)	415	10,350
Upland Software, Inc.* (Software)	414	4,686
Upwork, Inc.* (Professional Services)	1,707	31,682
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	3,978	16,708
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	1,629	26,764
Urban One, Inc.* (Media)	117	589
Urban One, Inc.* (Media)	171	600
Urban Outfitters, Inc.* (Specialty Retail)	939	19,231
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,979	3,545
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	424	7,802
USANA Health Sciences, Inc.* (Personal Products)	160	11,139
USCB Financial Holdings, Inc.* (Banks)	154	1,870
UserTesting, Inc.* (Software)	673	4,260
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	49	4,476
Utz Brands, Inc. (Food Products)	936	15,744
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	832	4,934
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	581	1,516
Valaris, Ltd.* (Energy Equipment & Services)	867	43,506
Valhi, Inc. (Chemicals)	34	1,737
Valley National Bancorp (Banks)	6,133	71,695
Value Line, Inc. (Capital Markets)	13	1,128
Vanda Pharmaceuticals, Inc.* (Biotechnology)	791	8,527
Varex Imaging Corp.* (Health Care Equipment & Supplies)	549	12,237
Varonis Systems, Inc.* (Software)	1,551	39,442
Vaxart, Inc.* (Biotechnology)	1,762	6,484
Vaxcyte, Inc.* (Pharmaceuticals)	750	17,310
VBI Vaccines, Inc.* (Biotechnology)	2,743	2,333
Vector Group, Ltd. (Tobacco)	2,047	22,804
Vectrus, Inc.* (Aerospace & Defense)	164	5,451
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	710	15,478
Velo3D, Inc.* (Technology Hardware, Storage & Peripherals)	802	2,574

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	123	$1,455
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	2,748	2,885
Ventyx Biosciences, Inc.* (Pharmaceuticals)	320	4,835
Vera Therapeutics, Inc.* (Biotechnology)	197	3,398
Veracyte, Inc.* (Biotechnology)	1,021	26,893
Vericel Corp.* (Biotechnology)	672	21,867
Verint Systems, Inc.* (Software)	906	41,377
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,227	17,117
Veritex Holdings, Inc. (Banks)	747	23,112
Veritiv Corp.* (Trading Companies & Distributors)	207	25,672
Veritone, Inc.* (Software)	445	3,128
Verra Mobility Corp.* - Class C (IT Services)	2,080	34,299
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	770	10,457
Veru, Inc.* (Personal Products)	926	11,205
Verve Therapeutics, Inc.* (Biotechnology)	526	12,950
Via Renewables, Inc. (Multi-Utilities)	173	1,405
Viad Corp.* (Commercial Services & Supplies)	290	9,793
Viant Technology, Inc.* - Class A (Software)	199	989
Viavi Solutions, Inc.* (Communications Equipment)	3,240	47,951
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	775	3,023
Vicor Corp.* (Electrical Equipment)	313	22,836
Victory Capital Holdings, Inc. - Class A (Capital Markets)	235	6,502
View, Inc.* (Building Products)	1,591	3,516
ViewRay, Inc.* (Health Care Equipment & Supplies)	2,107	6,426
Village Super Market, Inc. - Class A (Food & Staples Retailing)	121	2,731
Vimeo, Inc.* (Interactive Media & Services)	2,038	11,331
Vinco Ventures, Inc.* (Leisure Products)	2,611	1,984
Vintage Wine Estates, Inc.* (Beverages)	461	3,384
Vir Biotechnology, Inc.* (Biotechnology)	1,032	28,700
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	3,249	24,173
Viridian Therapeutics, Inc.* (Biotechnology)	367	4,859
Virtus Investment Partners, Inc. (Capital Markets)	102	21,045
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,882	38,882
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	177	5,519
Vista Outdoor, Inc.* (Leisure Products)	796	23,960
VistaGen Therapeutics, Inc.* (Biotechnology)	2,771	397
Visteon Corp.* (Auto Components)	396	50,521
Vital Farms, Inc.* (Food Products)	425	5,015
Vivid Seats, Inc. - Class A (Internet & Direct Marketing Retail)	352	2,943
Vivint Smart Home, Inc.* (Diversified Consumer Services)	1,351	6,458
Vizio Holding Corp.* - Class A (Semiconductors & Semiconductor Equipment)	966	8,849
Volta, Inc.* (Specialty Retail)	1,739	3,200
VSE Corp. (Commercial Services & Supplies)	151	6,334
Vuzix Corp.* (Household Durables)	844	6,895
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,347	6,695
Wabash National Corp. (Machinery)	693	12,516
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	437	49,224
Warby Parker, Inc.* - Class A (Specialty Retail)	1,189	14,732
Warrior Met Coal, Inc. (Metals & Mining)	733	23,405
Washington Federal, Inc. (Thrifts & Mortgage Finance)	923	31,502
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,245	27,602
Washington Trust Bancorp, Inc. (Banks)	246	13,500
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	287	5,353
Watts Water Technologies, Inc. - Class A (Machinery)	390	53,871
WD-40 Co. (Household Products)	195	34,587
Weatherford International PLC* (Energy Equipment & Services)	1,006	23,269
Weave Communications, Inc.* (Software)	71	356
Weber, Inc. - Class A (Household Durables)	384	2,446
Weis Markets, Inc. (Food & Staples Retailing)	234	18,002
Wejo Group, Ltd.* (Interactive Media & Services)	327	477
Werner Enterprises, Inc. (Road & Rail)	926	40,708
WesBanco, Inc. (Banks)	831	28,354
West Bancorp, Inc. (Banks)	231	6,008
Westamerica Bancorp (Banks)	371	22,264
Weyco Group, Inc. (Distributors)	83	2,186
Wheels Up Experience, Inc.* (Airlines)	2,265	5,074
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	666	7,479
Whole Earth Brands, Inc.* (Food Products)	578	3,110
WideOpenWest, Inc.* (Media)	763	14,024
Willdan Group, Inc.* (Professional Services)	165	4,490
Wingstop, Inc. (Hotels, Restaurants & Leisure)	427	53,879
Winmark Corp. (Specialty Retail)	40	8,886
Winnebago Industries, Inc. (Automobiles)	456	27,529
WisdomTree Investments, Inc. (Capital Markets)	1,939	10,083
WM Technology, Inc.* (Software)	1,021	3,471
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,139	25,593
Workhorse Group, Inc.* (Automobiles)	2,087	6,824
Workiva, Inc.* (Software)	678	44,409
World Acceptance Corp.* (Consumer Finance)	58	6,425

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Common Stocks, continued

	Shares	Value
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	889	$24,643
Worthington Industries, Inc. (Metals & Mining)	453	23,198
WSFS Financial Corp. (Thrifts & Mortgage Finance)	917	43,759
WW International, Inc.* (Diversified Consumer Services)	772	5,126
Xencor, Inc.* (Biotechnology)	818	23,468
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,629	26,748
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	1,884	2,675
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,628	27,888
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	481	18,277
Xos, Inc.* (Machinery)	778	1,393
XPEL, Inc.* (Auto Components)	306	18,755
Xperi Holding Corp. (Software)	1,483	24,855
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	242	3,591
Yelp, Inc.* (Interactive Media & Services)	979	30,016
Yext, Inc.* (Software)	1,710	7,490
Y-mAbs Therapeutics, Inc.* (Biotechnology)	523	8,154
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	547	15,972
Zeta Global Holdings Corp.* - Class A (Software)	443	2,370
Ziff Davis, Inc.* (Interactive Media & Services)	650	53,230
Zimvie, Inc.* (Health Care Equipment & Supplies)	296	5,748
ZipRecruiter, Inc.* (Interactive Media & Services)	1,138	19,949
Zumiez, Inc.* (Specialty Retail)	223	5,798
Zuora, Inc.* - Class A (Software)	1,607	13,676
Zurn Elkay Water Solutions Corp. (Building Products)	1,768	51,184
Zynex, Inc. (Health Care Equipment & Supplies)	320	2,746
TOTAL COMMON STOCKS
(Cost $27,034,309)		35,315,449

Right (NM)

	No. of Rights	Value
Zogenix, Inc., CVR*+(a) (Pharmaceuticals)	1,273	$866
TOTAL RIGHT
(Cost $–)		866

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST
(Cost $–)		–

Repurchase Agreements(b)(c) (30.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.13%-2.20%, dated 7/29/22, due 8/1/22, total to be received $15,972,900	$15,970,000	$15,970,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,970,000)		15,970,000
TOTAL INVESTMENT SECURITIES
(Cost $43,004,309) - 97.1%		51,286,315
Net other assets (liabilities) - 2.9%		1,526,448
NET ASSETS - 100.0%		$52,812,763

†	Number of shares is less than 0.50.

*	Non-Income producing security.

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2022, these securities represented less than 0.005% of the net assets of the Fund.

(a)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2022, the aggregate amount held in a segregated account was $8,172,000.

CVR	Contingent Value Right

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	100	9/19/22	$9,426,500	$(168,937)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/29/22	2.38%	$10,785,605	$220,005
Russell 2000 Index	Goldman Sachs International	8/29/22	2.73%	21,044,822	393,646
				$31,830,427	$613,651

iShares Russell 2000 ETF	UBS AG	8/29/22	2.13%	$13,885,930	$283,434
Russell 2000 Index	UBS AG	8/29/22	2.33%	14,876,350	290,959
				$28,762,280	$574,393
				$60,592,707	$1,188,044

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2022

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$310,197	0.6%
Air Freight & Logistics	137,075	0.3%
Airlines	138,356	0.3%
Auto Components	491,282	0.9%
Automobiles	74,338	0.1%
Banks	3,295,252	6.3%
Beverages	190,289	0.4%
Biotechnology	2,551,781	4.8%
Building Products	478,458	0.9%
Capital Markets	554,741	1.1%
Chemicals	734,595	1.4%
Commercial Services & Supplies	521,761	1.0%
Communications Equipment	354,977	0.7%
Construction & Engineering	496,899	0.9%
Construction Materials	49,420	0.1%
Consumer Discretionary Products	7,403	NM
Consumer Finance	233,504	0.4%
Containers & Packaging	111,838	0.2%
Distributors	14,086	NM
Diversified Consumer Services	357,201	0.7%
Diversified Financial Services	92,578	0.2%
Diversified Telecommunication Services	202,260	0.4%
Electric Utilities	258,167	0.5%
Electrical Equipment	443,972	0.8%
Electronic Equipment, Instruments & Components	784,164	1.5%
Energy Equipment & Services	552,492	1.0%
Entertainment	120,811	0.2%
Equity Real Estate Investment Trusts (REITs)	2,266,102	4.3%
Food & Staples Retailing	202,694	0.4%
Food Products	401,953	0.8%
Gas Utilities	448,538	0.9%
Health Care Equipment & Supplies	1,240,600	2.4%
Health Care Providers & Services	1,029,687	2.0%
Health Care Technology	375,217	0.7%
Hotels, Restaurants & Leisure	781,021	1.5%
Household Durables	579,266	1.1%
Household Products	92,343	0.2%
Independent Power and Renewable Electricity Producers	169,203	0.3%
Industrial Conglomerates	8,454	NM
Insurance	684,819	1.3%
Interactive Media & Services	254,830	0.5%
Internet & Direct Marketing Retail	165,352	0.3%
IT Services	834,462	1.6%
Leisure Products	222,966	0.4%
Life Sciences Tools & Services	242,193	0.5%
Machinery	1,366,394	2.6%
Marine	106,753	0.2%
Media	339,956	0.6%
Metals & Mining	497,424	0.9%
Mortgage Real Estate Investment Trusts (REITs)	518,795	1.0%
Multiline Retail	21,924	NM
Multi-Utilities	171,801	0.3%
Oil, Gas & Consumable Fuels	1,489,531	2.8%
Paper & Forest Products	55,257	0.1%
Personal Products	255,156	0.5%
Pharmaceuticals	551,235	1.0%
Professional Services	641,094	1.2%
Real Estate Management & Development	235,484	0.4%
Road & Rail	227,890	0.4%
Semiconductors & Semiconductor Equipment	1,052,543	2.0%
Software	1,695,220	3.2%
Specialty Retail	739,577	1.4%
Technology Hardware, Storage & Peripherals	136,235	0.3%
Textiles, Apparel & Luxury Goods	217,568	0.4%
Thrifts & Mortgage Finance	646,809	1.2%
Tobacco	51,138	0.1%
Trading Companies & Distributors	522,478	1.0%
Water Utilities	160,469	0.3%
Wireless Telecommunication Services	$57,987	0.1%
Other **	17,496,448	33.1%
Total	$52,812,763	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), including the summary schedules of portfolio investments, as of July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended (included in Item 1 of this Form N-CSR) and the schedules of portfolio investments as of July 31, 2022 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 28, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

(b)            Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	October 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	October 4, 2022

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	October 3, 2022

* Print the name and title of each signing officer under his or her signature.